UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07822

AMERICAN CENTURY INVESTMENT TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	09-30-2021

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Semiannual Report

September 30, 2021

Core Plus Fund
Investor Class (ACCNX)
I Class (ACCTX)
A Class (ACCQX)
C Class (ACCKX)
R Class (ACCPX)
R5 Class (ACCUX)
G Class (ACCYX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks, Bonds Advanced Amid Growing Concerns

Broad market sentiment was upbeat to start the period. Investors generally looked beyond pandemic-related challenges to improving growth and corporate earnings data. Ongoing support from leading central banks and governments helped maintain investor confidence in the financial markets and strengthen the overall global economic outlook.

However, a summer surge in COVID-19 cases arising from the delta variant triggered worries about the recovery’s sustainability. Most economic and corporate earnings data remained favorable, but the labor market was a notable exception. Despite record job openings, job growth remained weak, complicating reopening efforts for many businesses.

In this climate, U.S. Treasury yields generally declined through early August. From there, yields rose amid soaring inflation triggered by mounting supply chain disruptions and rising energy and housing prices. Congressional debate on the debt ceiling and the $3.5 trillion "human infrastructure" bill added to inflation worries. Year-over-year headline inflation reached 5.4% in September, matching a 13-year high.

Meanwhile, in September, the Federal Reserve hinted it may start scaling back its monetary support by year-end. This prompted a spike in Treasury yields and a sell-off among stocks. A credit crisis in China’s troubled property sector also weighed on stocks. Overall, though, strong performance in the first half of the reporting period led to positive six-month returns for most broad stock and bond indices.

Several Factors Shaping Market Dynamics

The return to pre-pandemic life is progressing, albeit somewhat cautiously due to COVID-19’s delta variant. As the economy and markets respond to this fluid backdrop, investors will face opportunities and ongoing challenges. Economic growth, inflation, the virus’s trajectory, supply chain normalization and fiscal and monetary policy likely will sway market dynamics.
We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2021
Types of Investments in Portfolio	% of net assets
Corporate Bonds	41.4%
U.S. Treasury Securities	19.7%
U.S. Government Agency Mortgage-Backed Securities	10.8%
Collateralized Mortgage Obligations	10.3%
Collateralized Loan Obligations	9.3%
Asset-Backed Securities	5.1%
Municipal Securities	1.7%
Sovereign Governments and Agencies	1.4%
Commercial Mortgage-Backed Securities	1.1%
Preferred Stocks	1.1%
Bank Loan Obligations	0.1%
U.S. Government Agency Securities	0.1%
Temporary Cash Investments	3.8%
Other Assets and Liabilities	(5.9)%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2021 to September 30, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period(1) 4/1/21 - 9/30/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,027.30	$2.74	0.54%
I Class	$1,000	$1,027.80	$2.24	0.44%
A Class	$1,000	$1,026.00	$4.01	0.79%
C Class	$1,000	$1,022.20	$7.81	1.54%
R Class	$1,000	$1,024.70	$5.28	1.04%
R5 Class	$1,000	$1,028.40	$1.73	0.34%
G Class	$1,000	$1,030.10	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,022.36	$2.74	0.54%
I Class	$1,000	$1,022.86	$2.23	0.44%
A Class	$1,000	$1,021.11	$4.00	0.79%
C Class	$1,000	$1,017.35	$7.79	1.54%
R Class	$1,000	$1,019.85	$5.27	1.04%
R5 Class	$1,000	$1,023.36	$1.72	0.34%
G Class	$1,000	$1,025.02	$0.05	0.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2021 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 41.4%
Aerospace and Defense — 0.8%
Boeing Co. (The), 2.20%, 2/4/26	$540,000	$544,101
Boeing Co. (The), 3.625%, 2/1/31	530,000	567,742
Boeing Co. (The), 5.81%, 5/1/50	335,000	447,331
Howmet Aerospace, Inc., 3.00%, 1/15/29	1,402,000	1,415,810
Raytheon Technologies Corp., 4.125%, 11/16/28	804,000	915,661
TransDigm, Inc., 4.625%, 1/15/29	1,000,000	1,000,000
		4,890,645
Air Freight and Logistics — 0.1%
GXO Logistics, Inc., 2.65%, 7/15/31(1)	498,000	495,729
Airlines — 1.3%
Air Canada, 3.875%, 8/15/26(1)	2,080,000	2,101,424
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	1,959,000	2,061,847
British Airways 2021-1 Class B Pass Through Trust, 3.90%, 3/15/33(1)	376,000	380,526
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(1)	845,794	905,249
United Airlines Pass Through Trust, 4.875%, 7/15/27	332,593	352,710
United Airlines, Inc., 4.625%, 4/15/29(1)	2,144,000	2,218,397
		8,020,153
Auto Components†
Goodyear Tire & Rubber Co. (The), 5.00%, 7/15/29(1)	220,000	233,750
Automobiles — 0.8%
Ford Motor Credit Co. LLC, 3.10%, 5/4/23	1,000,000	1,017,500
Ford Motor Credit Co. LLC, 3.375%, 11/13/25	850,000	874,437
General Motors Co., 5.15%, 4/1/38	532,000	635,595
General Motors Financial Co., Inc., 2.75%, 6/20/25	1,059,000	1,107,627
General Motors Financial Co., Inc., 2.70%, 8/20/27	549,000	570,737
Nissan Motor Co. Ltd., 4.35%, 9/17/27(1)	200,000	219,860
Toyota Motor Credit Corp., MTN, 1.90%, 4/6/28	510,000	517,041
		4,942,797
Banks — 3.1%
Banco Santander SA, 2.96%, 3/25/31	1,000,000	1,029,429
Bank of America Corp., MTN, VRN, 2.68%, 6/19/41	1,512,000	1,461,242
Bank of America Corp., VRN, 3.42%, 12/20/28	390,000	422,976
Bank of America Corp., VRN, 2.48%, 9/21/36	405,000	397,175
Bank of Ireland Group plc, VRN, 2.03%, 9/30/27(1)	469,000	469,254
Barclays plc, 4.84%, 5/9/28	525,000	593,736
BNP Paribas SA, VRN, 2.16%, 9/15/29(1)	349,000	345,965
BNP Paribas SA, VRN, 4.375%, 3/1/33(1)	780,000	855,731
BPCE SA, 4.50%, 3/15/25(1)	545,000	598,940
Citigroup, Inc., VRN, 1.46%, 6/9/27	850,000	845,495
Citigroup, Inc., VRN, 3.52%, 10/27/28	1,215,000	1,322,079
Commonwealth Bank of Australia, VRN, 3.61%, 9/12/34(1)	625,000	663,202
DNB Bank ASA, VRN, 1.61%, 3/30/28(1)	367,000	365,337
FNB Corp., 2.20%, 2/24/23	592,000	600,954
HSBC Holdings plc, VRN, 2.80%, 5/24/32	360,000	365,106
6

	Principal Amount/Shares	Value
Intesa Sanpaolo SpA, 4.20%, 6/1/32(1)	$1,150,000	$1,180,018
Itau Unibanco Holding SA, VRN, 3.875%, 4/15/31(1)	300,000	291,232
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	435,000	436,146
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	1,115,000	1,118,193
JPMorgan Chase & Co., VRN, 3.16%, 4/22/42	1,005,000	1,044,481
National Australia Bank Ltd., 2.99%, 5/21/31(1)	730,000	739,248
Societe Generale SA, VRN, 1.79%, 6/9/27(1)	660,000	656,707
Truist Financial Corp., MTN, VRN, 1.89%, 6/7/29	280,000	279,981
UniCredit SpA, VRN, 1.98%, 6/3/27(1)	950,000	948,051
UniCredit SpA, VRN, 3.13%, 6/3/32(1)	950,000	963,376
Wells Fargo & Co., VRN, 3.07%, 4/30/41	880,000	905,134
		18,899,188
Beverages — 0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	988,000	1,216,320
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	759,000	894,329
		2,110,649
Biotechnology — 0.6%
AbbVie, Inc., 3.20%, 11/21/29	634,000	683,550
AbbVie, Inc., 4.40%, 11/6/42	550,000	657,915
Gilead Sciences, Inc., 3.65%, 3/1/26	936,000	1,026,345
Gilead Sciences, Inc., 1.20%, 10/1/27	339,000	332,034
HCRX Investments Holdco LP, 4.50%, 8/1/29(1)	940,000	945,880
		3,645,724
Building Products — 0.2%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	1,213,000	1,294,126
Lennox International, Inc., 1.70%, 8/1/27	176,000	174,859
		1,468,985
Capital Markets — 3.7%
Ares Finance Co. III LLC, VRN, 4.125%, 6/30/51(1)	940,000	973,493
Bain Capital Specialty Finance, Inc., 2.95%, 3/10/26	810,000	826,124
Blackstone Holdings Finance Co. LLC, 1.625%, 8/5/28(1)	900,000	880,071
Blackstone Secured Lending Fund, 2.85%, 9/30/28(1)	385,000	382,677
Blue Owl Finance LLC, 3.125%, 6/10/31(1)	441,000	436,502
Blue Owl Finance LLC, 4.125%, 10/7/51(1)(2)	600,000	588,600
CI Financial Corp., 4.10%, 6/15/51	1,005,000	1,082,388
Coinbase Global, Inc., 3.375%, 10/1/28(1)	1,250,000	1,202,600
Depository Trust & Clearing Corp. (The), VRN, 3.375%(1)(3)	500,000	510,788
Deutsche Bank AG, VRN, 4.30%, 5/24/28	549,000	569,244
FS KKR Capital Corp., 4.125%, 2/1/25	389,000	415,840
FS KKR Capital Corp., 4.25%, 2/14/25(1)	247,000	261,016
FS KKR Capital Corp., 3.40%, 1/15/26	214,000	223,701
FS KKR Capital Corp., 2.625%, 1/15/27	264,000	264,818
Goldman Sachs Group, Inc. (The), MTN, VRN, 2.38%, 7/21/32	681,000	674,690
Goldman Sachs Group, Inc. (The), VRN, 2.91%, 7/21/42	610,000	602,240
Golub Capital BDC, Inc., 2.05%, 2/15/27	391,000	385,007
Hercules Capital, Inc., 2.625%, 9/16/26	490,000	490,115
LPL Holdings, Inc., 4.625%, 11/15/27(1)	1,013,000	1,052,254
LPL Holdings, Inc., 4.375%, 5/15/31(1)	849,000	887,540
Main Street Capital Corp., 3.00%, 7/14/26	2,520,000	2,571,905
Morgan Stanley, MTN, VRN, 2.24%, 7/21/32	221,000	217,334
Morgan Stanley, VRN, 1.59%, 5/4/27	1,647,000	1,652,861
7

	Principal Amount/Shares	Value
Morgan Stanley, VRN, 2.48%, 9/16/36	$736,000	$720,733
Owl Rock Core Income Corp., 3.125%, 9/23/26(1)	1,038,000	1,025,829
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(1)	618,000	675,937
Owl Rock Technology Finance Corp., 3.75%, 6/17/26(1)	295,000	311,626
Owl Rock Technology Finance Corp., 2.50%, 1/15/27	750,000	753,407
Prospect Capital Corp., 3.71%, 1/22/26	585,000	602,973
Prospect Capital Corp., 3.44%, 10/15/28	590,000	574,276
UBS Group AG, VRN, 1.49%, 8/10/27(1)	900,000	890,130
		22,706,719
Chemicals — 0.3%
Chemours Co. (The), 4.625%, 11/15/29(1)	930,000	909,354
International Flavors & Fragrances, Inc., 1.83%, 10/15/27(1)	268,000	268,562
Tronox, Inc., 4.625%, 3/15/29(1)	710,000	707,337
Westlake Chemical Corp., 2.875%, 8/15/41	180,000	172,520
		2,057,773
Commercial Services and Supplies — 0.4%
GFL Environmental, Inc., 4.00%, 8/1/28(1)	1,070,000	1,063,312
Sodexo, Inc., 2.72%, 4/16/31(1)	635,000	649,221
Waste Connections, Inc., 2.60%, 2/1/30	180,000	185,509
Waste Connections, Inc., 2.95%, 1/15/52	322,000	315,530
		2,213,572
Communications Equipment — 0.1%
CommScope Technologies LLC, 5.00%, 3/15/27(1)	939,000	894,566
Construction and Engineering — 0.2%
Arcosa, Inc., 4.375%, 4/15/29(1)	310,000	314,262
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/28(1)(2)	264,000	267,630
Quanta Services, Inc., 2.35%, 1/15/32	660,000	646,437
		1,228,329
Construction Materials — 0.5%
Cemex SAB de CV, 5.20%, 9/17/30(1)	1,200,000	1,290,360
Cemex SAB de CV, 3.875%, 7/11/31(1)	1,000,000	1,001,850
Eagle Materials, Inc., 2.50%, 7/1/31	443,000	440,561
		2,732,771
Consumer Finance — 0.4%
Ally Financial, Inc., 5.75%, 11/20/25	820,000	938,075
Avolon Holdings Funding Ltd., 4.25%, 4/15/26(1)	367,000	394,907
Avolon Holdings Funding Ltd., 4.375%, 5/1/26(1)	53,000	57,252
LFS Topco LLC, 5.875%, 10/15/26(1)	313,000	322,802
OneMain Finance Corp., 3.50%, 1/15/27	731,000	732,243
		2,445,279
Containers and Packaging — 0.3%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc, 4.00%, 9/1/29(1)	711,000	719,887
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)	200,000	203,875
Berry Global, Inc., 1.57%, 1/15/26(1)	350,000	350,347
WRKCo, Inc., 3.00%, 9/15/24	288,000	305,683
		1,579,792
Diversified Consumer Services — 0.1%
Novant Health, Inc., 3.17%, 11/1/51	325,000	342,865
Pepperdine University, 3.30%, 12/1/59	357,000	371,157
		714,022
8

	Principal Amount/Shares	Value
Diversified Financial Services — 0.8%
Antares Holdings LP, 2.75%, 1/15/27(1)	$366,000	$366,601
Banco Santander SA, VRN, 1.72%, 9/14/27	400,000	398,356
Blackstone Private Credit Fund, 1.75%, 9/15/24(1)	274,000	273,733
Blackstone Private Credit Fund, 2.625%, 12/15/26(1)	443,000	441,820
Block Financial LLC, 2.50%, 7/15/28	355,000	360,333
Deutsche Bank AG, VRN, 3.04%, 5/28/32	446,000	452,894
Deutsche Bank AG (New York), VRN, 3.73%, 1/14/32	345,000	356,486
GE Capital Funding LLC, 4.40%, 5/15/30	503,000	583,124
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	500,000	600,534
Midcap Financial Issuer Trust, 5.625%, 1/15/30(1)	740,000	733,906
		4,567,787
Diversified Telecommunication Services — 1.3%
AT&T, Inc., 2.55%, 12/1/33	886,000	872,464
AT&T, Inc., 3.55%, 9/15/55	900,000	889,343
British Telecommunications plc, 3.25%, 11/8/29(1)	1,140,000	1,193,455
Level 3 Financing, Inc., 4.625%, 9/15/27(1)	597,000	614,940
Ooredoo International Finance Ltd., 2.625%, 4/8/31(1)	300,000	306,291
Ooredoo International Finance Ltd., MTN, 3.25%, 2/21/23	147,000	152,032
Telecom Italia Capital SA, 6.375%, 11/15/33	765,000	891,187
Telefonica Emisiones SA, 4.90%, 3/6/48	925,000	1,114,129
Verizon Communications, Inc., 4.33%, 9/21/28	466,000	536,135
Verizon Communications, Inc., 1.75%, 1/20/31	595,000	565,967
Verizon Communications, Inc., 2.65%, 11/20/40	457,000	429,980
Verizon Communications, Inc., 2.99%, 10/30/56	340,000	314,711
		7,880,634
Electric Utilities — 1.7%
AEP Texas, Inc., 2.10%, 7/1/30	432,000	423,299
Baltimore Gas and Electric Co., 2.25%, 6/15/31	334,000	335,767
Commonwealth Edison Co., 3.20%, 11/15/49	450,000	466,851
DTE Electric Co., 2.25%, 3/1/30	432,000	438,927
Duke Energy Carolinas LLC, 2.55%, 4/15/31	188,000	194,930
Duke Energy Corp., 2.55%, 6/15/31	230,000	233,224
Duke Energy Florida LLC, 1.75%, 6/15/30	339,000	329,114
Duke Energy Florida LLC, 3.85%, 11/15/42	147,000	167,321
Duke Energy Progress LLC, 4.15%, 12/1/44	606,000	716,442
Entergy Arkansas LLC, 2.65%, 6/15/51	232,000	216,669
Exelon Corp., 4.45%, 4/15/46	295,000	356,787
FEL Energy VI Sarl, 5.75%, 12/1/40(1)	795,694	833,724
Florida Power & Light Co., 4.125%, 2/1/42	310,000	373,969
Indiana Michigan Power Co., 3.25%, 5/1/51	214,000	221,554
MidAmerican Energy Co., 4.40%, 10/15/44	408,000	500,883
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	237,000	260,167
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	234,000	252,014
Northern States Power Co., 3.20%, 4/1/52	300,000	320,575
NRG Energy, Inc., 2.00%, 12/2/25(1)	1,020,000	1,037,587
NRG Energy, Inc., 3.875%, 2/15/32(1)	333,000	329,670
Pacific Gas and Electric Co., 4.20%, 6/1/41	195,000	191,988
PacifiCorp, 3.30%, 3/15/51	422,000	439,467
PacifiCorp, 2.90%, 6/15/52	270,000	263,153
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	455,000	433,704
9

	Principal Amount/Shares	Value
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	$210,000	$233,406
Virginia Electric and Power Co., 2.45%, 12/15/50	241,000	216,231
Vistra Operations Co. LLC, 4.375%, 5/1/29(1)	169,000	170,247
Xcel Energy, Inc., 3.40%, 6/1/30	436,000	475,872
		10,433,542
Electrical Equipment†
Rockwell Automation, Inc., 2.80%, 8/15/61	219,000	208,871
Electronic Equipment, Instruments and Components — 0.1%
Teledyne Technologies, Inc., 2.25%, 4/1/28	400,000	407,635
Energy Equipment and Services — 0.2%
Halliburton Co., 2.92%, 3/1/30	470,000	486,408
Helmerich & Payne, Inc., 2.90%, 9/29/31(1)	688,000	690,197
		1,176,605
Entertainment — 0.1%
Netflix, Inc., 4.875%, 4/15/28	329,000	379,584
Equity Real Estate Investment Trusts (REITs) — 3.9%
American Finance Trust, Inc. / American Finance Operating Partrner LP, 4.50%, 9/30/28(1)(2)	1,011,000	1,015,145
Broadstone Net Lease LLC, 2.60%, 9/15/31	335,000	331,281
Corporate Office Properties LP, 2.00%, 1/15/29	675,000	661,917
Crown Castle International Corp., 3.80%, 2/15/28	780,000	858,462
EPR Properties, 4.75%, 12/15/26	471,000	516,187
EPR Properties, 4.95%, 4/15/28	1,828,000	2,010,409
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	450,000	512,190
Host Hotels & Resorts LP, 4.00%, 6/15/25	585,000	627,512
IIP Operating Partnership LP, 5.50%, 5/25/26(1)	1,250,000	1,311,570
Iron Mountain, Inc., 4.875%, 9/15/29(1)	1,025,000	1,074,969
Lexington Realty Trust, 2.375%, 10/1/31	775,000	752,377
Life Storage LP, 2.40%, 10/15/31(2)	802,000	794,889
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	1,225,000	1,292,375
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 3/15/31	1,300,000	1,327,625
National Health Investors, Inc., 3.00%, 2/1/31	1,215,000	1,182,709
National Retail Properties, Inc., 3.00%, 4/15/52	600,000	569,235
Office Properties Income Trust, 2.40%, 2/1/27	500,000	494,431
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	1,102,000	1,122,876
Phillips Edison Grocery Center Operating Partnership I LP, 2.625%, 11/15/31(2)	305,000	301,968
Piedmont Operating Partnership LP, 2.75%, 4/1/32	530,000	521,590
Retail Properties of America, Inc., 4.00%, 3/15/25	273,000	289,907
Rexford Industrial Realty LP, 2.15%, 9/1/31	410,000	395,604
RHP Hotel Properties LP / RHP Finance Corp., 4.75%, 10/15/27	929,000	962,662
RHP Hotel Properties LP / RHP Finance Corp., 4.50%, 2/15/29(1)	524,000	525,761
Sabra Health Care LP, 3.20%, 12/1/31	448,000	439,315
Simon Property Group LP, 2.25%, 1/15/32	770,000	753,205
STORE Capital Corp., 4.50%, 3/15/28	382,000	431,129
STORE Capital Corp., 4.625%, 3/15/29	215,000	243,950
Sun Communities Operating LP, 2.30%, 11/1/28(2)	438,000	439,084
Tanger Properties LP, 2.75%, 9/1/31	740,000	716,718
XHR LP, 6.375%, 8/15/25(1)	840,000	892,190
XHR LP, 4.875%, 6/1/29(1)	452,000	464,810
		23,834,052
10

	Principal Amount/Shares	Value
Food and Staples Retailing — 0.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.875%, 2/15/30(1)	$910,000	$981,663
Kroger Co. (The), 3.875%, 10/15/46	395,000	437,994
Sysco Corp., 3.30%, 7/15/26	70,000	75,657
Sysco Corp., 5.95%, 4/1/30	916,000	1,165,748
United Natural Foods, Inc., 6.75%, 10/15/28(1)	710,000	769,463
Walmart, Inc., 1.80%, 9/22/31	217,000	215,250
		3,645,775
Food Products — 0.4%
JDE Peet's NV, 2.25%, 9/24/31(1)	667,000	652,727
MARB BondCo plc, 3.95%, 1/29/31(1)	1,000,000	956,520
US Foods, Inc., 4.75%, 2/15/29(1)	690,000	709,047
		2,318,294
Gas Utilities — 0.1%
Infraestructura Energetica Nova SAB de CV, 4.75%, 1/15/51(1)	519,000	534,998
Health Care Equipment and Supplies — 0.2%
Mozart Debt Merger Sub, Inc., 3.875%, 4/1/29(1)(2)	430,000	430,000
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.375%, 6/1/25(1)	875,000	924,486
		1,354,486
Health Care Providers and Services — 1.5%
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	441,000	458,640
Centene Corp., 4.25%, 12/15/27	176,000	184,430
Centene Corp., 4.625%, 12/15/29	1,000,000	1,091,050
Centene Corp., 3.375%, 2/15/30	526,000	545,225
CVS Health Corp., 1.75%, 8/21/30	380,000	364,567
CVS Health Corp., 4.78%, 3/25/38	362,000	444,292
DaVita, Inc., 4.625%, 6/1/30(1)	435,000	447,990
Duke University Health System, Inc., 3.92%, 6/1/47	128,000	151,188
HCA, Inc., 2.375%, 7/15/31	1,000,000	983,537
HCA, Inc., 3.50%, 7/15/51	460,000	456,950
Humana, Inc., 2.15%, 2/3/32	568,000	555,343
Kaiser Foundation Hospitals, 3.00%, 6/1/51	240,000	245,615
Tenet Healthcare Corp., 6.75%, 6/15/23	760,000	820,230
Tenet Healthcare Corp., 6.125%, 10/1/28(1)	675,000	709,938
Universal Health Services, Inc., 1.65%, 9/1/26(1)	807,000	802,628
Universal Health Services, Inc., 2.65%, 10/15/30(1)	922,000	927,338
		9,188,961
Hotels, Restaurants and Leisure — 1.1%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)	700,000	711,522
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	413,000	418,679
Carnival Corp., 5.75%, 3/1/27(1)	980,000	1,014,300
Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29(1)	861,000	870,686
International Game Technology plc, 4.125%, 4/15/26(1)	200,000	208,124
International Game Technology plc, 5.25%, 1/15/29(1)	1,175,000	1,257,274
Marriott International, Inc., 3.50%, 10/15/32	525,000	558,273
Penn National Gaming, Inc., 4.125%, 7/1/29(1)	441,000	436,436
Scientific Games International, Inc., 7.25%, 11/15/29(1)	620,000	697,430
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	530,000	530,935
		6,703,659
11

	Principal Amount/Shares	Value
Household Durables — 0.6%
D.R. Horton, Inc., 2.50%, 10/15/24	$452,000	$473,711
KB Home, 4.80%, 11/15/29	935,000	1,020,319
KB Home, 4.00%, 6/15/31	255,000	262,013
Mattamy Group Corp., 4.625%, 3/1/30(1)	385,000	394,074
Meritage Homes Corp., 3.875%, 4/15/29(1)	850,000	893,562
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	493,000	494,233
		3,537,912
Industrial Conglomerates — 0.1%
General Electric Co., 4.35%, 5/1/50	514,000	621,524
Insurance — 1.7%
American International Group, Inc., 6.25%, 5/1/36	645,000	900,031
American International Group, Inc., 4.50%, 7/16/44	540,000	660,168
Assured Guaranty US Holdings, Inc., 3.60%, 9/15/51	575,000	585,957
Athene Global Funding, 1.99%, 8/19/28(1)	1,071,000	1,058,147
Athene Global Funding, 2.67%, 6/7/31(1)	1,000,000	1,009,175
Brighthouse Financial Global Funding, 2.00%, 6/28/28(1)	979,000	975,705
Equitable Financial Life Global Funding, 1.80%, 3/8/28(1)	420,000	417,554
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	337,000	340,881
Global Atlantic Fin Co., VRN, 4.70%, 10/15/51(1)	900,000	931,295
Guardian Life Global Funding, 1.625%, 9/16/28(1)	668,000	659,528
Sammons Financial Group, Inc., 3.35%, 4/16/31(1)	816,000	848,788
SBL Holdings, Inc., 5.125%, 11/13/26(1)	425,000	472,140
SBL Holdings, Inc., 5.00%, 2/18/31(1)	520,000	555,419
SBL Holdings, Inc., VRN, 6.50%(1)(3)	995,000	985,050
		10,399,838
Internet and Direct Marketing Retail — 0.2%
Amazon.com, Inc., 2.875%, 5/12/41	1,120,000	1,156,729
Life Sciences Tools and Services — 0.3%
Agilent Technologies, Inc., 2.30%, 3/12/31	912,000	913,594
Illumina, Inc., 2.55%, 3/23/31	663,000	669,887
Thermo Fisher Scientific, Inc., 1.75%, 10/15/28	133,000	132,627
		1,716,108
Machinery — 0.2%
Cummins, Inc., 2.60%, 9/1/50	336,000	315,534
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/28	601,000	692,131
		1,007,665
Media — 2.1%
AMC Networks, Inc., 4.25%, 2/15/29	1,485,000	1,479,431
Cable Onda SA, 4.50%, 1/30/30(1)	200,000	210,168
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	518,000	582,802
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.50%, 6/1/41	516,000	507,426
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	875,000	1,031,045
Comcast Corp., 3.40%, 4/1/30	1,044,000	1,150,367
Comcast Corp., 3.75%, 4/1/40	168,000	188,958
Cox Communications, Inc., 2.60%, 6/15/31(1)	380,000	384,903
CSC Holdings LLC, 5.875%, 9/15/22	1,205,000	1,247,928
CSC Holdings LLC, 7.50%, 4/1/28(1)	370,000	400,350
CSC Holdings LLC, 4.50%, 11/15/31(1)	390,000	385,613
12

	Principal Amount/Shares	Value
Discovery Communications LLC, 4.65%, 5/15/50	$350,000	$406,403
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)	790,000	773,212
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	471,000	492,784
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	907,000	981,827
Time Warner Cable LLC, 4.50%, 9/15/42	865,000	948,183
ViacomCBS, Inc., 4.375%, 3/15/43	370,000	424,050
VTR Finance NV, 6.375%, 7/15/28(1)	1,350,000	1,457,143
		13,052,593
Metals and Mining — 1.3%
Alcoa Nederland Holding BV, 4.125%, 3/31/29(1)	630,000	656,384
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)	1,074,000	1,098,165
Freeport-McMoRan, Inc., 4.625%, 8/1/30	1,891,000	2,047,008
Glencore Funding LLC, 2.625%, 9/23/31(1)	630,000	617,271
Minera Mexico SA de CV, 4.50%, 1/26/50(1)	653,000	724,014
Novelis Corp., 4.75%, 1/30/30(1)	775,000	816,811
Novelis Corp., 3.875%, 8/15/31(1)	320,000	316,896
Steel Dynamics, Inc., 3.45%, 4/15/30	305,000	328,353
Steel Dynamics, Inc., 3.25%, 1/15/31	660,000	707,764
Teck Resources Ltd., 6.25%, 7/15/41	540,000	721,752
		8,034,418
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Blackstone Mortgage Trust, Inc., 3.75%, 1/15/27(1)(2)	850,000	843,625
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	1,190,000	1,183,098
		2,026,723
Multi-Utilities — 0.7%
Abu Dhabi National Energy Co. PJSC, 2.00%, 4/29/28(1)	405,000	407,987
Ameren Corp., 3.50%, 1/15/31	647,000	704,054
CenterPoint Energy, Inc., 4.25%, 11/1/28	499,000	569,052
CenterPoint Energy, Inc., 2.65%, 6/1/31	408,000	417,098
Dominion Energy, Inc., 2.25%, 8/15/31	300,000	299,300
Dominion Energy, Inc., 4.90%, 8/1/41	448,000	558,845
NiSource, Inc., 5.65%, 2/1/45	375,000	515,660
Sempra Energy, 3.25%, 6/15/27	317,000	343,611
WEC Energy Group, Inc., 1.375%, 10/15/27	680,000	669,006
		4,484,613
Oil, Gas and Consumable Fuels — 2.8%
Aker BP ASA, 3.75%, 1/15/30(1)	619,000	663,099
Aker BP ASA, 4.00%, 1/15/31(1)	242,000	263,392
Antero Resources Corp., 7.625%, 2/1/29(1)	693,000	775,640
BP Capital Markets America, Inc., 3.06%, 6/17/41	350,000	353,790
Chevron Corp., 2.00%, 5/11/27	309,000	318,919
Diamondback Energy, Inc., 3.50%, 12/1/29	410,000	438,741
Enbridge, Inc., 3.40%, 8/1/51	430,000	434,155
Energean Israel Finance Ltd., 4.50%, 3/30/24(1)	657,000	671,949
Energy Transfer LP, 5.25%, 4/15/29	773,000	906,708
Energy Transfer LP, 4.90%, 3/15/35	443,000	508,835
Enterprise Products Operating LLC, 4.85%, 3/15/44	558,000	672,220
Enterprise Products Operating LLC, 3.30%, 2/15/53	308,000	300,920
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	355,000	368,756
Equinor ASA, 3.25%, 11/18/49	249,000	264,190
Flex Intermediate Holdco LLC, 3.36%, 6/30/31(1)	385,000	390,847
13

	Principal Amount/Shares	Value
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(1)	$1,050,000	$1,051,137
Geopark Ltd., 5.50%, 1/17/27(1)	200,000	197,320
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	351,000	487,001
Lundin Energy Finance BV, 3.10%, 7/15/31(1)	310,000	314,591
MEG Energy Corp., 5.875%, 2/1/29(1)	980,000	1,003,716
Petroleos Mexicanos, 3.50%, 1/30/23	626,000	634,607
Petroleos Mexicanos, 6.875%, 10/16/25(1)	200,000	219,250
Petroleos Mexicanos, 6.50%, 3/13/27	1,502,000	1,588,365
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	47,514
Petroleos Mexicanos, 5.50%, 6/27/44	169,000	135,514
SA Global Sukuk Ltd., 2.69%, 6/17/31(1)	1,135,000	1,146,823
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	755,000	857,195
Southwestern Energy Co., 5.375%, 3/15/30	552,000	596,422
Sunoco LP / Sunoco Finance Corp., 4.50%, 5/15/29	818,000	830,695
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	316,000	338,016
		16,780,327
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.10%, 4/30/27(1)	475,000	489,390
Pharmaceuticals — 0.5%
180 Medical, Inc., 3.875%, 10/15/29(1)(2)	600,000	609,000
Astrazeneca Finance LLC, 1.75%, 5/28/28	353,000	355,306
Bausch Health Cos., Inc., 4.875%, 6/1/28(1)	375,000	389,063
Bristol-Myers Squibb Co., 2.55%, 11/13/50	404,000	379,952
Royalty Pharma plc, 2.20%, 9/2/30	832,000	814,272
Viatris, Inc., 4.00%, 6/22/50(1)	268,000	285,433
		2,833,026
Real Estate Management and Development — 0.2%
Essential Properties LP, 2.95%, 7/15/31	640,000	644,124
Howard Hughes Corp. (The), 4.375%, 2/1/31(1)	759,000	764,435
		1,408,559
Road and Rail — 0.7%
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	347,000	418,590
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51	240,000	259,101
DAE Funding LLC, 1.55%, 8/1/24(1)	200,000	198,422
DAE Funding LLC, 3.375%, 3/20/28(1)	912,000	942,693
Triton Container International Ltd., 3.15%, 6/15/31(1)	670,000	677,109
Union Pacific Corp., MTN, 3.55%, 8/15/39	654,000	730,078
United Rentals North America, Inc., 3.75%, 1/15/32	320,000	324,000
XPO Logistics, Inc., 6.25%, 5/1/25(1)	640,000	676,304
		4,226,297
Semiconductors and Semiconductor Equipment — 0.6%
Intel Corp., 2.80%, 8/12/41	820,000	818,326
Microchip Technology, Inc., 4.25%, 9/1/25	1,615,000	1,689,104
Qorvo, Inc., 4.375%, 10/15/29	584,000	637,290
Qorvo, Inc., 3.375%, 4/1/31(1)	296,000	312,472
		3,457,192
Software — 0.3%
NCR Corp., 5.125%, 4/15/29(1)	610,000	629,825
Oracle Corp., 3.60%, 4/1/40	900,000	934,754
		1,564,579
Specialty Retail — 0.7%
AutoNation, Inc., 1.95%, 8/1/28	433,000	427,344
14

	Principal Amount/Shares	Value
Home Depot, Inc. (The), 3.90%, 6/15/47	$371,000	$437,127
Home Depot, Inc. (The), 2.375%, 3/15/51	530,000	479,429
LBM Acquisition LLC, 6.25%, 1/15/29(1)	455,000	455,416
Lowe's Cos., Inc., 1.30%, 4/15/28	520,000	506,227
Lowe's Cos., Inc., 2.625%, 4/1/31	680,000	697,522
Michaels Cos., Inc. (The), 5.25%, 5/1/28(1)	435,000	449,246
PetSmart, Inc. / PetSmart Finance Corp., 4.75%, 2/15/28(1)	535,000	550,381
Victoria's Secret & Co., 4.625%, 7/15/29(1)	400,000	408,190
		4,410,882
Technology Hardware, Storage and Peripherals — 1.2%
Apple, Inc., 2.65%, 2/8/51	1,315,000	1,259,865
Dell International LLC / EMC Corp., 4.90%, 10/1/26	830,000	956,733
Dell International LLC / EMC Corp., 8.10%, 7/15/36	190,000	288,572
Dell International LLC / EMC Corp., 8.35%, 7/15/46	180,000	292,492
EMC Corp., 3.375%, 6/1/23	1,533,000	1,584,739
HP, Inc., 2.65%, 6/17/31(1)	800,000	792,702
Seagate HDD Cayman, 4.875%, 3/1/24	188,000	202,805
Seagate HDD Cayman, 4.875%, 6/1/27	550,000	619,547
Western Digital Corp., 4.75%, 2/15/26	1,058,000	1,173,079
		7,170,534
Thrifts and Mortgage Finance — 0.5%
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	1,225,000	1,192,844
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)	790,000	863,810
PennyMac Financial Services, Inc., 5.375%, 10/15/25(1)	785,000	808,315
		2,864,969
Trading Companies and Distributors — 0.2%
Aircastle Ltd., 5.25%, 8/11/25(1)	809,000	904,833
BOC Aviation Ltd., MTN, 1.75%, 1/21/26	500,000	496,378
		1,401,211
Water Utilities — 0.1%
Essential Utilities, Inc., 2.70%, 4/15/30	513,000	529,948
Wireless Telecommunication Services — 0.8%
Sprint Corp., 7.625%, 2/15/25	1,090,000	1,275,551
T-Mobile USA, Inc., 4.75%, 2/1/28	786,000	836,107
T-Mobile USA, Inc., 3.50%, 4/15/31	516,000	544,837
T-Mobile USA, Inc., 3.50%, 4/15/31(1)	360,000	380,118
T-Mobile USA, Inc., 3.40%, 10/15/52(1)	645,000	630,344
Vodafone Group plc, VRN, 4.125%, 6/4/81	1,270,000	1,286,999
		4,953,956
TOTAL CORPORATE BONDS (Cost $249,678,666)		252,044,319
U.S. TREASURY SECURITIES — 19.7%
U.S. Treasury Bonds, 4.375%, 11/15/39(4)	600,000	831,656
U.S. Treasury Bonds, 1.125%, 5/15/40(4)	400,000	345,859
U.S. Treasury Bonds, 1.125%, 8/15/40	1,800,000	1,549,547
U.S. Treasury Bonds, 1.875%, 2/15/41	9,700,000	9,491,602
U.S. Treasury Bonds, 2.25%, 5/15/41	2,800,000	2,912,437
U.S. Treasury Bonds, 3.125%, 11/15/41	638,000	760,067
U.S. Treasury Bonds, 3.125%, 2/15/42	1,500,000	1,790,098
U.S. Treasury Bonds, 3.00%, 5/15/42	2,800,000	3,274,797
U.S. Treasury Bonds, 2.75%, 11/15/42	1,085,000	1,220,498
U.S. Treasury Bonds, 2.875%, 5/15/43	400,000	459,172
15

	Principal Amount/Shares	Value
U.S. Treasury Bonds, 3.125%, 8/15/44(4)	$200,000	$239,414
U.S. Treasury Bonds, 3.00%, 11/15/44	200,000	234,883
U.S. Treasury Bonds, 3.00%, 11/15/45	200,000	235,828
U.S. Treasury Bonds, 2.50%, 2/15/46	600,000	649,078
U.S. Treasury Bonds, 3.375%, 11/15/48	1,850,000	2,357,449
U.S. Treasury Bonds, 2.25%, 8/15/49	2,700,000	2,799,563
U.S. Treasury Bonds, 2.375%, 11/15/49	2,390,000	2,544,510
U.S. Treasury Bonds, 1.625%, 11/15/50	600,000	539,227
U.S. Treasury Bonds, 1.875%, 2/15/51	2,300,000	2,193,984
U.S. Treasury Bonds, 2.375%, 5/15/51	5,000,000	5,337,500
U.S. Treasury Bonds, 2.00%, 8/15/51	1,500,000	1,473,750
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/27	3,124,912	3,478,108
U.S. Treasury Inflation Indexed Notes, 0.75%, 7/15/28	2,718,975	3,115,133
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	1,067,280	1,188,230
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/31	2,097,480	2,304,041
U.S. Treasury Notes, 0.125%, 2/28/23(4)	11,000,000	10,993,984
U.S. Treasury Notes, 0.125%, 5/31/23	4,000,000	3,993,906
U.S. Treasury Notes, 0.25%, 3/15/24	9,500,000	9,468,828
U.S. Treasury Notes, 0.375%, 7/15/24	20,000,000	19,947,656
U.S. Treasury Notes, 0.375%, 8/15/24	8,000,000	7,972,500
U.S. Treasury Notes, 0.375%, 9/15/24	4,000,000	3,983,125
U.S. Treasury Notes, 0.25%, 7/31/25	1,500,000	1,471,641
U.S. Treasury Notes, 0.375%, 11/30/25	1,500,000	1,471,699
U.S. Treasury Notes, 0.875%, 6/30/26	5,500,000	5,481,094
U.S. Treasury Notes, 1.25%, 9/30/28	3,600,000	3,585,094
TOTAL U.S. TREASURY SECURITIES (Cost $119,559,942)		119,695,958
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 10.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FHLMC, VRN, 2.35%, (1-year H15T1Y plus 2.26%), 4/1/37	30,399	32,497
FHLMC, VRN, 2.16%, (12-month LIBOR plus 1.86%), 7/1/41	76,816	81,583
FHLMC, VRN, 1.88%, (12-month LIBOR plus 1.63%), 8/1/46	130,092	135,559
FHLMC, VRN, 3.06%, (12-month LIBOR plus 1.64%), 9/1/47	78,661	81,887
FNMA, VRN, 1.81%, (6-month LIBOR plus 1.57%), 6/1/35	14,610	15,234
FNMA, VRN, 2.63%, (12-month LIBOR plus 1.61%), 4/1/46	394,050	414,099
FNMA, VRN, 3.19%, (12-month LIBOR plus 1.61%), 3/1/47	26,704	27,887
FNMA, VRN, 3.23%, (12-month LIBOR plus 1.62%), 5/1/47	374,379	390,018
		1,178,764
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 10.6%
FHLMC, 6.00%, 9/1/35	215,939	254,244
FHLMC, 6.00%, 2/1/38	109,039	128,014
FHLMC, 3.00%, 6/1/51	3,913,582	4,104,088
FHLMC, 3.00%, 7/1/51	3,313,690	3,486,073
FHLMC, 2.50%, 9/1/51	2,495,660	2,577,241
FHLMC, 3.50%, 9/1/51	206,817	220,423
FHLMC, 2.50%, 10/1/51	2,489,483	2,570,949
FNMA, 6.00%, 12/1/33	142,388	164,789
FNMA, 3.50%, 3/1/34	674,162	724,673
FNMA, 6.00%, 9/1/37	142,522	168,357
FNMA, 6.00%, 11/1/37	179,603	212,327
FNMA, 4.50%, 4/1/39	189,362	213,005
FNMA, 4.50%, 5/1/39	526,348	592,066
16

	Principal Amount/Shares	Value
FNMA, 6.50%, 5/1/39	$86,254	$99,998
FNMA, 4.50%, 10/1/39	913,342	1,027,409
FNMA, 4.00%, 8/1/41	728,505	811,049
FNMA, 3.50%, 10/1/41	546,429	593,365
FNMA, 3.50%, 2/1/42	399,674	432,827
FNMA, 3.50%, 5/1/42	240,810	262,317
FNMA, 3.50%, 6/1/42	1,922,967	2,100,019
FNMA, 3.50%, 8/1/42	605,682	657,961
FNMA, 3.50%, 9/1/42	159,328	173,552
FNMA, 3.50%, 5/1/45	395,439	425,958
FNMA, 4.00%, 11/1/45	513,634	560,118
FNMA, 4.00%, 11/1/45	208,867	227,386
FNMA, 4.00%, 2/1/46	675,140	735,078
FNMA, 4.00%, 4/1/46	658,504	716,266
FNMA, 3.50%, 2/1/47	1,022,570	1,101,982
FNMA, 2.50%, 6/1/51	2,656,472	2,743,138
FNMA, 3.50%, 7/1/51	3,655,443	3,897,169
FNMA, 3.50%, 8/1/51	102,093	108,587
FNMA, 3.50%, 9/1/51	231,229	246,960
FNMA, 4.00%, 6/1/57	546,087	615,291
FNMA, 4.00%, 11/1/59	547,054	615,717
GNMA, 2.50%, TBA	5,550,000	5,729,725
GNMA, 3.00%, TBA	2,000,000	2,089,688
GNMA, 7.00%, 11/15/22	137	138
GNMA, 7.00%, 4/20/26	107	117
GNMA, 7.50%, 8/15/26	244	270
GNMA, 8.00%, 8/15/26	109	118
GNMA, 8.00%, 6/15/27	323	324
GNMA, 7.00%, 2/15/28	72	72
GNMA, 6.50%, 3/15/28	435	487
GNMA, 6.50%, 5/15/28	11	12
GNMA, 6.50%, 5/15/28	1,466	1,639
GNMA, 7.00%, 5/15/31	1,394	1,626
GNMA, 5.50%, 12/15/32	53,503	62,012
GNMA, 4.50%, 8/15/33	69,646	78,672
GNMA, 6.00%, 9/20/38	57,234	66,247
GNMA, 5.50%, 11/15/38	73,435	84,975
GNMA, 5.50%, 11/15/38	18,670	20,842
GNMA, 6.00%, 1/20/39	13,311	15,607
GNMA, 4.50%, 4/15/39	94,947	107,449
GNMA, 4.50%, 6/15/39	209,995	240,335
GNMA, 4.50%, 1/15/40	128,889	145,860
GNMA, 4.50%, 4/15/40	136,134	155,808
GNMA, 4.00%, 7/15/40	100,549	110,569
GNMA, 4.50%, 12/15/40	272,668	312,081
GNMA, 3.50%, 6/20/42	631,577	683,161
GNMA, 3.50%, 6/20/51	1,293,632	1,368,394
GNMA, 2.50%, 9/20/51	1,850,000	1,913,157
GNMA, 3.00%, 9/20/51	1,989,031	2,087,645
UMBS, 2.50%, TBA	14,963,000	15,428,840
		64,274,266
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $65,290,345)		65,453,030
17

	Principal Amount/Shares	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 10.3%
Private Sponsor Collateralized Mortgage Obligations — 8.9%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.59%, 3/25/35	$142,133	$145,162
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 8/25/46(1)	895	911
Arroyo Mortgage Trust, Series 2020-1, Class M1, 4.28%, 3/25/55(1)	2,166,000	2,259,439
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 2.79%, 6/25/34	75,073	77,195
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.37%, (1-year H15T1Y plus 2.25%), 2/25/36	45,290	46,306
Bellemeade Re Ltd., Series 2017-1, Class M2, VRN, 3.44%, (1-month LIBOR plus 3.35%), 10/25/27(1)	801,950	810,173
Bellemeade Re Ltd., Series 2018-1A, Class M2, VRN, 2.99%, (1-month LIBOR plus 2.90%), 4/25/28(1)	1,750,000	1,766,999
Bellemeade Re Ltd., Series 2019-2A, Class M1C, VRN, 2.09%, (1-month LIBOR plus 2.00%), 4/25/29(1)	280,000	281,838
Bellemeade Re Ltd., Series 2019-3A, Class M1C, VRN, 2.04%, (1-month LIBOR plus 1.95%), 7/25/29(1)	309,000	309,473
Bellemeade Re Ltd., Series 2020-2A, Class M1B, VRN, 3.29%, (1-month LIBOR plus 3.20%), 8/26/30(1)	929,273	938,192
Bellemeade Re Ltd., Series 2021-1A, Class M1B, VRN, 2.25%, (SOFR plus 2.20%), 3/25/31(1)	700,000	711,550
Bellemeade Re Ltd., Series 2021-3A, Class M1B, VRN, 1.45%, (SOFR plus 1.40%), 9/25/31(1)	1,925,000	1,928,609
Bellemeade Re Ltd., Series 2021-3A, Class M1C, VRN, 1.60%, (SOFR plus 1.55%), 9/25/31(1)	1,450,000	1,452,719
Bunker Hill Loan Depositary Trust, Series 2019-2, Class M1, 3.67%, 7/25/49(1)	2,916,000	2,939,082
Citigroup Mortgage Loan Trust, Series 2015-PS1, Class B3, VRN, 5.25%, 9/25/42(1)	594,152	625,555
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 1.97%, 8/25/34	381,463	393,266
COLT Mortgage Loan Trust, Series 2020-1, Class A3 SEQ, VRN, 2.90%, 2/25/50(1)	347	347
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	3,416	3,329
Credit Suisse Mortgage Trust, Series 2019-AFC1, Class A1, VRN, 2.57%, 7/25/49(1)	1,152	1,165
Credit Suisse Mortgage Trust, Series 2019-NQM1, Class B1, VRN, 3.89%, 10/25/59(1)	1,070,850	1,096,383
Credit Suisse Mortgage Trust, Series 2021-NQM1, Class A3 SEQ, VRN, 1.20%, 5/25/65(1)	2,246,986	2,245,079
Deephaven Residential Mortgage Trust, Series 2020-1, Class B1, VRN, 3.66%, 1/25/60(1)	1,325,000	1,328,993
Eagle RE Ltd., Series 2018-1, Class M2, VRN, 3.09%, (1-month LIBOR plus 3.00%), 11/25/28(1)	1,600,000	1,614,025
Ellington Financial Mortgage Trust, Series 2020-1, Class B1, VRN, 5.30%, 5/25/65(1)	1,000,000	1,042,246
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.34%, 10/25/34	269,542	280,829
Galton Funding Mortgage Trust, Series 2019-H1, Class B1 SEQ, VRN, 3.89%, 10/25/59(1)	2,000,000	2,010,172
GCAT Trust, Series 2019-NQM3, Class B1, VRN, 3.95%, 11/25/59(1)	1,100,000	1,139,123
18

	Principal Amount/Shares	Value
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A3 SEQ, VRN, 2.35%, 9/27/60(1)	$108	$110
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.12%, 6/25/34	51,543	51,571
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.60%, 5/25/34	111,286	110,352
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.83%, 1/25/35	135,197	139,432
Home RE Ltd., Series 2020-1, Class M1B, VRN, 3.34%, (1-month LIBOR plus 3.25%), 10/25/30(1)	775,000	783,138
Home RE Ltd., Series 2020-1, Class M1C, VRN, 4.24%, (1-month LIBOR plus 4.15%), 10/25/30(1)	650,000	663,230
JP Morgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 7.17%, 2/25/32	12,528	12,739
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(1)	67,670	68,410
JP Morgan Mortgage Trust, Series 2019-INV1, Class B4, VRN, 5.01%, 10/25/49(1)	3,197,134	3,309,390
JP Morgan Mortgage Trust, Series 2019-LTV3, Class B4, VRN, 4.50%, 3/25/50(1)	1,150,804	1,164,932
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.73%, 11/21/34	87,398	88,967
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.17%, 11/25/35	157,587	158,280
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.82%, 2/25/35	132,717	135,098
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.82%, 2/25/35	66,732	68,125
MFA Trust, Series 2020-NQM1, Class A1 SEQ, VRN, 1.48%, 3/25/65(1)	637	641
New Residential Mortgage Loan Trust, Series 2020-NQM2, Class M1 SEQ, VRN, 3.89%, 5/24/60(1)	3,577,000	3,660,082
Oaktown Re IV Ltd., Series 2020-1A, Class M2, VRN, 7.09%, (1-month LIBOR plus 7.00%), 7/25/30(1)	1,063,862	1,084,678
Oaktown Re V Ltd., Series 2020-2A, Class M1A, VRN, 2.49%, (1-month LIBOR plus 2.40%), 10/25/30(1)	102,024	102,038
Oaktown Re V Ltd., Series 2020-2A, Class M1B, VRN, 3.69%, (1-month LIBOR plus 3.60%), 10/25/30(1)	350,000	356,399
Radnor RE Ltd., Series 2020-2, Class M1B, VRN, 4.09%, (1-month LIBOR plus 4.00%), 10/25/30(1)	62,730	62,733
Radnor RE Ltd., Series 2020-2, Class M1C, VRN, 4.69%, (1-month LIBOR plus 4.60%), 10/25/30(1)	500,000	503,026
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 1.75%, (SOFR plus 1.70%), 12/27/33(1)	2,000,000	2,010,561
Seasoned Credit Risk Transfer Trust Series, Series 2021-1, Class M, 4.25%, 9/25/60(1)	2,000,000	2,095,495
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(1)	126,854	129,370
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(1)	584,000	583,780
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.40%, 7/25/34	163,749	169,026
Traingle RE Ltd., Series 2020-1, Class M1C, VRN, 4.59%, (1-month LIBOR plus 4.50%), 10/25/30(1)	1,350,000	1,369,952
Verus Securitization Trust, Series 2020-2, Class B1 SEQ, VRN, 5.36%, 5/25/60(1)	1,920,000	1,989,176
19

	Principal Amount/Shares	Value
Verus Securitization Trust, Series 2020-2, Class M1, VRN, 5.36%, 5/25/60(1)	$900,000	$947,125
Verus Securitization Trust, Series 2020-INV1, Class B1, VRN, 5.75%, 3/25/60(1)	1,100,000	1,163,909
Verus Securitization Trust, Series 2021-2, Class A3, VRN, 1.55%, 2/25/66(1)	2,843,672	2,854,461
Vista Point Securitization Trust, Series 2020-1, Class B1, VRN, 5.375%, 3/25/65(1)	2,600,000	2,695,487
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	29,981	31,161
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	162,925	159,430
		54,170,464
U.S. Government Agency Collateralized Mortgage Obligations — 1.4%
FHLMC, Series 2014-DN3, Class M3, VRN, 4.09%, (1-month LIBOR plus 4.00%), 8/25/24	152,781	156,653
FHLMC, Series 2015-HQ2, Class M3, VRN, 3.34%, (1-month LIBOR plus 3.25%), 5/25/25	145,778	147,814
FHLMC, Series 2016-DNA2, Class M3, VRN, 4.74%, (1-month LIBOR plus 4.65%), 10/25/28	357,792	371,753
FHLMC, Series 2018-HRP1, Class M2, VRN, 1.74%, (1-month LIBOR plus 1.65%), 4/25/43(1)	1,790,327	1,795,740
FHLMC, Series 2019-DNA2, Class B1, VRN, 4.44%, (1-month LIBOR plus 4.35%), 3/25/49(1)	600,000	625,574
FHLMC, Series 2019-DNA2, Class M2, VRN, 2.54%, (1-month LIBOR plus 2.45%), 3/25/49(1)	277,564	282,010
FHLMC, Series 2020-DNA3, Class M2, VRN, 3.09%, (1-month LIBOR plus 3.00%), 6/25/50(1)	349,596	351,359
FHLMC, Series 2020-HQA2, Class M2, VRN, 3.19%, (1-month LIBOR plus 3.10%), 3/25/50(1)	205,265	208,476
FHLMC, Series 2020-HQA3, Class M2, VRN, 3.69%, (1-month LIBOR plus 3.60%), 7/25/50(1)	168,603	170,266
FHLMC, Series 3397, Class GF, VRN, 0.58%, (1-month LIBOR plus 0.50%), 12/15/37	133,501	134,780
FHLMC, Series 5123, Class HI, IO, 5.00%, 1/25/42	2,204,913	393,163
FHLMC, Series 5146, Class DI, IO, 5.50%, 7/25/39	1,263,681	237,291
FNMA, Series 2014-C01, Class M2, VRN, 4.49%, (1-month LIBOR plus 4.40%), 1/25/24	315,994	327,458
FNMA, Series 2014-C02, Class 2M2, VRN, 2.69%, (1-month LIBOR plus 2.60%), 5/25/24	294,931	298,555
FNMA, Series 2014-C04, Class 1M2, VRN, 4.99%, (1-month LIBOR plus 4.90%), 11/25/24	273,863	284,365
FNMA, Series 2015-C02, Class 1M2, VRN, 4.09%, (1-month LIBOR plus 4.00%), 5/25/25	67,877	69,169
FNMA, Series 2015-C04, Class 1M2, VRN, 5.79%, (1-month LIBOR plus 5.70%), 4/25/28	580,367	613,312
FNMA, Series 2016-C01, Class 1M2, VRN, 6.84%, (1-month LIBOR plus 6.75%), 8/25/28	84,291	89,174
FNMA, Series 2016-C01, Class 2M2, VRN, 7.04%, (1-month LIBOR plus 6.95%), 8/25/28	823,119	874,240
FNMA, Series 2016-C03, Class 2M2, VRN, 5.99%, (1-month LIBOR plus 5.90%), 10/25/28	77,417	81,411
FNMA, Series 2016-C06, Class 1M2, VRN, 4.34%, (1-month LIBOR plus 4.25%), 4/25/29	440,755	457,116
FNMA, Series 2017-C03, Class 1M2C, VRN, 3.09%, (1-month LIBOR plus 3.00%), 10/25/29	260,000	268,804
20

	Principal Amount/Shares	Value
GNMA, Series 2007-5, Class FA, VRN, 0.23%, (1-month LIBOR plus 0.14%), 2/20/37	$145,708	$145,512
		8,383,995
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $62,371,160)		62,554,459
COLLATERALIZED LOAN OBLIGATIONS — 9.3%
Aimco CLO Ltd., Series 2019-10A, Class CR, VRN, 2.01%, (3-month LIBOR plus 1.90%), 7/22/32(1)	1,900,000	1,899,794
Aimco CLO Ltd., Series 2019-10A, Class DR, VRN, 3.01%, (3-month LIBOR plus 2.90%), 7/22/32(1)	675,000	677,717
Aimco CLO Ltd., Series 2020-12A, Class C, VRN, 2.28%, (3-month LIBOR plus 2.15%), 1/17/32(1)	1,250,000	1,251,814
Allegany Park CLO Ltd., Series 2019-1A, Class C, VRN, 2.68%, (3-month LIBOR plus 2.55%), 1/20/33(1)	200,000	200,545
Anchorage Capital CLO Ltd., Series 2020-16A, Class B, VRN, 2.33%, (3-month LIBOR plus 2.20%), 10/20/31(1)	1,000,000	1,000,819
ARES L CLO Ltd., Series 2018-50A, Class CR, VRN, 2.03%, (3-month LIBOR plus 1.90%), 1/15/32(1)	1,300,000	1,302,544
ARES LII CLO Ltd., Series 2019-52A, Class CR, VRN, 2.24%, (3-month LIBOR plus 2.10%), 4/22/31(1)	700,000	701,306
ARES LII CLO Ltd., Series 2019-52A, Class DR, VRN, 3.44%, (3-month LIBOR plus 3.30%), 4/22/31(1)	1,025,000	1,032,053
Ares XXXIX CLO Ltd., Series 2016-39A, Class CR2, VRN, 2.18%, (3-month LIBOR plus 2.05%), 4/18/31(1)	1,700,000	1,702,687
Atrium IX, Series 9A, Class BR2, VRN, 1.62%, (3-month LIBOR plus 1.50%), 5/28/30(1)	950,000	945,155
Bain Capital Credit CLO Ltd., Series 2019-2A, Class CR, VRN, 2.22%, (3-month LIBOR plus 2.10%), 10/17/32(1)(2)	2,350,000	2,350,000
BDS Ltd., Series 2021-FL7, Class C, VRN, 1.78%, (1-month LIBOR plus 1.70%), 6/16/36(1)	1,600,000	1,589,860
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 1.58%, (3-month LIBOR plus 1.45%), 4/20/31(1)	575,000	573,193
CarVal CLO III Ltd., Series 2019-2A, Class CR, VRN, 4.22%, (3-month LIBOR plus 1.95%), 7/20/32(1)	700,000	700,697
CarVal CLO III Ltd., Series 2019-2A, Class DR, VRN, 5.22%, (3-month LIBOR plus 2.95%), 7/20/32(1)	900,000	902,570
CBAM Ltd., Series 2018-5A, Class B1, VRN, 1.53%, (3-month LIBOR plus 1.40%), 4/17/31(1)	200,000	199,688
Dryden CLO Ltd., Series 2019-72A, Class CR, VRN, 1.97%, (3-month LIBOR plus 1.85%), 5/15/32(1)	900,000	899,438
Dryden CLO Ltd., Series 2021-87A, Class D, VRN, 3.09%, (3-month LIBOR plus 2.95%), 5/20/34(1)	1,250,000	1,257,186
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A2LR, VRN, 1.77%, (3-month LIBOR plus 1.65%), 8/15/30(1)	150,000	150,086
Elmwood CLO IV Ltd., Series 2020-1A, Class B, VRN, 1.83%, (3-month LIBOR plus 1.70%), 4/15/33(1)	2,250,000	2,250,112
Elmwood CLO VII Ltd., Series 2020-4A, Class C, VRN, 2.38%, (3-month LIBOR plus 2.25%), 1/17/34(1)	1,000,000	1,003,669
Elmwood CLO VIII Ltd., Series 2021-1A, Class C1, VRN, 2.08%, (3-month LIBOR plus 1.95%), 1/20/34(1)	1,000,000	995,028
Elmwood CLO X Ltd., Series 2021-3A, Class C, VRN, 2.04%, (3-month LIBOR plus 1.95%), 10/20/34(1)	900,000	900,454
Elmwood CLO X Ltd., Series 2021-3A, Class D, VRN, 2.99%, (3-month LIBOR plus 2.90%), 10/20/34(1)	2,150,000	2,158,935
21

	Principal Amount/Shares	Value
Flatiron CLO Ltd., Series 2020-1A, Class C, VRN, 2.58%, (3-month LIBOR plus 2.45%), 11/20/33(1)	$950,000	$960,050
Goldentree Loan Management US CLO Ltd., Series 2019-4A, Class CR, VRN, 2.125%, (3-month LIBOR plus 2.00%), 4/24/31(1)	1,625,000	1,624,069
Goldentree Loan Management US CLO Ltd., Series 2019-5A, Class A, VRN, 1.43%, (3-month LIBOR plus 1.30%), 10/20/32(1)	700,000	700,035
Kayne CLO 10 Ltd., Series 2021-10A, Class D, VRN, 2.95%, (3-month LIBOR plus 2.75%), 4/23/34(1)	1,000,000	999,472
Kayne CLO 9 Ltd., Series 2020-9A, Class B1, VRN, 2.03%, (3-month LIBOR plus 1.90%), 1/15/34(1)	1,400,000	1,408,349
KKR CLO Ltd., Series 19, Class A2, VRN, 1.63%, (3-month LIBOR plus 1.50%), 10/15/30(1)	3,000,000	2,989,481
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 1.63%, (3-month LIBOR plus 1.50%), 4/15/31(1)	450,000	449,480
Magnetite XXIV Ltd., Series 2019-24A, Class B, VRN, 1.98%, (3-month LIBOR plus 1.85%), 1/15/33(1)	1,000,000	1,001,645
Magnetite Xxix Ltd., Series 2021-29A, Class D, VRN, 2.73%, (3-month LIBOR plus 2.60%), 1/15/34(1)	1,125,000	1,129,252
Nassau Ltd., Series 2019-IA, Class BR, VRN, 2.72%, (3-month LIBOR plus 2.60%), 4/15/31(1)	1,500,000	1,501,280
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-30A, Class DR, VRN, 2.98%, (3-month LIBOR plus 2.85%), 1/20/31(1)	650,000	652,235
Octagon Investment Partners 24 Ltd., Series 2015-1A, Class BS, VRN, 2.03%, (3-month LIBOR plus 1.90%), 4/21/31(1)	500,000	500,262
Octagon Investment Partners 31 Ltd., Series 2017-1A, Class CR, VRN, 2.18%, (3-month LIBOR plus 2.05%), 7/20/30(1)	750,000	750,819
Octagon Investment Partners 45 Ltd., Series 2019-1A, Class B1, VRN, 1.98%, (3-month LIBOR plus 1.85%), 10/15/32(1)	200,000	200,112
Octagon Investment Partners Ltd., Series 2021-1A, Class D, VRN, 3.16%, (3-month LIBOR plus 3.05%), 7/20/34(1)	850,000	854,983
Octagon Investment Partners XV Ltd., Series 2013-1A, Class CRR, VRN, 2.13%, (3-month LIBOR plus 2.00%), 7/19/30(1)	1,400,000	1,401,810
Octagon Ltd., Series 2021-1A, Class D, VRN, 3.18%, (3-month LIBOR plus 3.05%), 7/15/34(1)	1,450,000	1,458,073
OHA Credit Funding Ltd., Series 2021-9A, Class C, VRN, 2.08%, (3-month LIBOR plus 1.90%), 7/19/35(1)	950,000	948,576
OHA Credit Funding Ltd., Series 2021-9A, Class D, VRN, 3.13%, (3-month LIBOR plus 2.95%), 7/19/35(1)	850,000	854,939
OHA Credit Partners VII Ltd., Series 2012-7A, Class D1R3, VRN, 3.03%, (3-month LIBOR plus 2.90%), 2/20/34(1)	1,100,000	1,104,928
Reese Park CLO Ltd., Series 2020-1A, Class C1, VRN, 2.58%, (3-month LIBOR plus 2.45%), 10/15/32(1)	950,000	951,147
Rockford Tower CLO Ltd., Series 2017-3A, Class D, VRN, 2.78%, (3-month LIBOR plus 2.65%), 10/20/30(1)	1,000,000	991,570
Rockford Tower CLO Ltd., Series 2018-1A, Class C, VRN, 2.18%, (3-month LIBOR plus 2.05%), 5/20/31(1)	1,250,000	1,252,465
Rockford Tower CLO Ltd., Series 2018-1A, Class D, VRN, 3.13%, (3-month LIBOR plus 3.00%), 5/20/31(1)	900,000	903,310
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 2.48%, (3-month LIBOR plus 2.35%), 1/20/32(1)	1,100,000	1,101,827
Rockford Tower CLO Ltd., Series 2021-1A, Class C, VRN, 2.08%, (3-month LIBOR plus 2.00%), 7/20/34(1)	825,000	823,854
Rockford Tower CLO Ltd., Series 2021-1A, Class D, VRN, 3.08%, (3-month LIBOR plus 3.00%), 7/20/34(1)	750,000	753,730
22

	Principal Amount/Shares	Value
TCI-Symphony CLO Ltd., Series 2017-1A, Class CR, VRN, 1.93%, (3-month LIBOR plus 1.80%), 7/15/30(1)(2)	$1,975,000	$1,975,000
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $56,768,061)		56,888,103
ASSET-BACKED SECURITIES — 5.1%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)	975,000	982,342
Arbys Funding LLC, Series 2020-1A, Class A2 SEQ, 3.24%, 7/30/50(1)	2,079,000	2,167,271
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(1)	1,187,500	1,191,826
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.45%, 7/15/46(1)	2,486,979	2,506,621
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A SEQ, 2.74%, 8/15/41(1)	1,282,773	1,283,283
Castlelake Aircraft Structured Trust, Series 2021-1A, Class C, 7.00%, 1/15/46(1)	1,213,925	1,250,539
Diamond Resorts Owner Trust, Series 2021-1A, Class C, 2.70%, 11/21/33(1)	1,265,927	1,280,594
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(1)	944,000	941,305
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(1)	1,100,000	1,116,715
FirstKey Homes Trust, Series 2021-SFR1, Class F1, 3.24%, 8/17/38(1)	1,400,000	1,399,063
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	1,187,655	1,256,213
Goodgreen Trust, Series 2021-1A, Class A SEQ, 2.66%, 10/15/56(1)	752,618	760,863
Hardee's Funding LLC, Series 2021-1A, Class A2 SEQ, 2.87%, 6/20/51(1)	997,500	1,003,467
Lunar Aircarft Ltd., Series 2020-1A, Class A SEQ, 3.38%, 2/15/45(1)	1,339,150	1,329,340
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(1)	2,452,000	2,471,028
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(1)	193,607	195,255
MVW Owner Trust, Series 2018-1A, Class B, 3.60%, 1/21/36(1)	137,334	142,080
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A SEQ, 3.97%, 6/15/44(1)	1,468,836	1,466,674
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	245,131	246,827
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class C, 3.12%, 5/20/36(1)	181,183	185,322
Slam Ltd., Series 2021-1A, Class A SEQ, 2.43%, 6/15/46(1)	1,082,840	1,086,959
START Ireland, Series 2019-1, Class A SEQ, 4.09%, 3/15/44(1)	1,360,373	1,363,987
Tricon American Homes, Series 2020-SFR1, Class C, 2.25%, 7/17/38(1)	500,000	506,533
Tricon American Homes, Series 2020-SFR1, Class D, 2.55%, 7/17/38(1)	1,200,000	1,213,069
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	366,039	365,869
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	676,002	703,316
23

	Principal Amount/Shares	Value
Wendy's Funding LLC, Series 2021-1A, Class A2II SEQ, 2.78%, 6/15/51(1)	$2,768,063	$2,827,113
TOTAL ASSET-BACKED SECURITIES (Cost $31,156,578)		31,243,474
MUNICIPAL SECURITIES — 1.7%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	330,000	498,881
California State University Rev., 2.98%, 11/1/51	400,000	409,642
Chicago GO, 7.05%, 1/1/29	45,000	51,907
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	190,000	279,975
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 3.61%, 8/15/40 (AGM)	105,000	110,643
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	387,000	408,906
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34(1)(2)	325,000	329,420
Grand Parkway Transportation Corp. Rev., 3.24%, 10/1/52	255,000	263,733
Houston GO, 3.96%, 3/1/47	255,000	299,519
Los Angeles Community College District GO, 6.75%, 8/1/49	130,000	219,923
Los Angeles Unified School District GO, 5.75%, 7/1/34	300,000	397,316
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	240,000	344,711
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	185,000	270,884
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	780,000	792,806
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	50,000	63,416
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	300,000	490,298
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	40,000	63,650
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	455,000	467,631
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	160,000	190,184
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	240,000	350,040
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	150,000	209,766
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	225,000	242,289
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	395,000	530,848
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	355,000	491,610
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	178,000	255,308
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	130,000	144,335
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	180,000	248,816
San Jose Redevelopment Agency Successor Agency Tax Allocation, 3.375%, 8/1/34	215,000	234,572
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	230,000	285,150
State of California GO, 4.60%, 4/1/38	140,000	162,357
State of California GO, 7.55%, 4/1/39	260,000	438,622
State of California GO, 7.30%, 10/1/39	135,000	213,595
State of California GO, 7.60%, 11/1/40	25,000	43,154
State of Washington GO, 5.14%, 8/1/40	190,000	262,700
TOTAL MUNICIPAL SECURITIES (Cost $9,340,983)		10,066,607
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.4%
Brazil — 0.2%
Brazilian Government International Bond, 6.00%, 4/7/26	1,000,000	1,149,525
24

	Principal Amount/Shares	Value
Chile†
Chile Government International Bond, 3.625%, 10/30/42	$153,000	$160,147
Colombia — 0.1%
Colombia Government International Bond, 7.375%, 9/18/37	500,000	616,730
Dominican Republic†
Dominican Republic International Bond, 5.95%, 1/25/27	200,000	225,502
Egypt — 0.2%
Egypt Government International Bond, 8.50%, 1/31/47	1,300,000	1,261,942
Ghana†
Ghana Government International Bond, 7.875%, 2/11/35	300,000	271,309
Jordan — 0.2%
Jordan Government International Bond, 7.375%, 10/10/47	400,000	415,848
Jordan Government International Bond, 7.375%, 10/10/47(1)	500,000	519,940
		935,788
Namibia†
Namibia International Bonds, 5.25%, 10/29/25	200,000	214,350
Panama — 0.1%
Panama Government International Bond, 6.70%, 1/26/36	217,000	289,345
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50	299,000	405,815
Philippines — 0.1%
Philippine Government International Bond, 6.375%, 10/23/34	235,000	325,006
Poland — 0.1%
Republic of Poland Government International Bond, 3.00%, 3/17/23	265,000	275,090
Russia†
Russian Foreign Bond - Eurobond, 5.25%, 6/23/47	200,000	253,912
South Africa†
Republic of South Africa Government International Bond, 5.875%, 6/22/30	200,000	221,144
Sri Lanka — 0.1%
Sri Lanka Government International Bond, 7.55%, 3/28/30	500,000	306,540
Tunisia†
Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25	200,000	170,105
Turkey — 0.1%
Turkey Government International Bond, 6.875%, 3/17/36	850,000	827,684
Uruguay — 0.1%
Uruguay Government International Bond, 4.375%, 10/27/27	125,000	143,626
Uruguay Government International Bond, 4.125%, 11/20/45	211,000	247,573
		391,199
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $8,531,369)		8,301,133
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.1%
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.67%, 3/11/44(1)	825,000	847,576
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, VRN, 2.50%, (1-month LIBOR plus 2.40%), 9/15/36(1)	1,800,000	1,807,136
BXMT Ltd., Series 2020-FL2, Class D, VRN, 2.11%, (SOFR plus 2.06%), 2/15/38(1)	2,275,000	2,273,862
PFP Ltd., Series 2021-8, Class D, VRN, 2.25%, (1-month LIBOR plus 2.15%), 8/9/37(1)	1,100,000	1,099,312
Ready Capital Mortgage Financing LLC, Series 2021-FL5, Class C, VRN, 2.34%, (1-month LIBOR plus 2.25%), 4/25/38(1)	759,000	761,353
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $6,795,816)		6,789,239
25

	Principal Amount/Shares	Value
PREFERRED STOCKS — 1.1%
Banks — 0.3%
Banco Santander SA, 4.75%	960,000	$980,227
M&T Bank Corp., 3.50%	132,000	131,340
PNC Financial Services Group, Inc. (The), 3.40%	974,000	974,000
		2,085,567
Consumer Finance — 0.1%
Ally Financial, Inc., 4.70%	610,000	638,975
Insurance — 0.4%
Allianz SE, 3.20%(1)	2,310,000	2,246,475
Trading Companies and Distributors — 0.3%
Air Lease Corp., 4.65%	473,000	496,059
Aircastle Ltd., 5.25%(1)	1,175,000	1,202,671
		1,698,730
TOTAL PREFERRED STOCKS (Cost $6,637,549)		6,669,747
BANK LOAN OBLIGATIONS(5) — 0.1%
Food Products†
United Natural Foods, Inc., Term Loan B, 3.58%, (1-month LIBOR plus 3.50%), 10/22/25	$115,718	115,818
Pharmaceuticals — 0.1%
Horizon Therapeutics USA Inc., 2021 Term Loan B, 2.50%, (1-month LIBOR plus 2.00%), 3/15/28	780,080	779,593
TOTAL BANK LOAN OBLIGATIONS (Cost $895,287)		895,411
U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
Tennessee Valley Authority, 1.50%, 9/15/31 (Cost $399,928)	400,000	394,450
TEMPORARY CASH INVESTMENTS — 3.8%
Credit Agricole Corporate and Investment Bank, 0.05%, 10/1/21(1)(6)	6,708,000	6,707,991
Landesbank Baden-Wuerttemberg, 0.04%, 10/1/21(1)(6)	12,173,000	12,172,971
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 5/15/23, valued at $802,535), at 0.02%, dated 9/30/21, due 10/1/21 (Delivery value $786,548)		786,548
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $2,672,483), in a joint trading account at 0.01%, dated 9/30/21, due 10/1/21 (Delivery value $2,620,001)		2,620,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	932,452	932,452
TOTAL TEMPORARY CASH INVESTMENTS (Cost $23,220,000)		23,219,962
TOTAL INVESTMENT SECURITIES — 105.9% (Cost $640,645,684)		644,215,892
OTHER ASSETS AND LIABILITIES — (5.9)%		(35,921,258)
TOTAL NET ASSETS — 100.0%		$608,294,634
26

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,000,416	EUR	844,942	Morgan Stanley	12/15/21	$20,228

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	70	December 2021	$15,403,828	$958
U.S. Treasury 5-Year Notes	342	December 2021	41,977,828	(267,565)
U.S. Treasury Ultra Bonds	17	December 2021	3,248,063	(109,752)
			$60,629,719	$(376,359)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	73	December 2021	$9,607,484	$(797)
U.S. Treasury 10-Year Ultra Notes	83	December 2021	12,055,750	187,557
			$21,663,234	$186,760
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED INTEREST RATE SWAPS AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Monthly	Fixed Rate	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
MXIBTIIE	Pay	5.44%	5/22/23	MXN	301,000,000	$443	$(177,805)	$(177,362)
MXIBTIIE	Pay	5.44%	5/22/23	MXN	301,000,000	444	(177,805)	(177,361)
						$887	$(355,610)	$(354,723)

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$1,500,000	$(512)	$94,252	$93,740
CPURNSA	Receive	2.33%	2/8/26	$5,000,000	530	247,451	247,981
CPURNSA	Receive	2.36%	2/9/26	$5,000,000	531	241,231	241,762
CPURNSA	Receive	2.30%	2/24/26	$5,000,000	531	251,033	251,564
					$1,080	$833,967	$835,047

27

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXIBTIIE	-	28-day Mexico Interbank Equilibrium Interest Rate Index
MXN	-	Mexican Peso
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $282,304,462, which represented 46.4% of total net assets. Of these securities, 0.8% of total net assets were deemed illiquid under policies approved by the Board of Trustees.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Perpetual maturity with no stated maturity date.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,283,306.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(6)The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

28

Statement of Assets and Liabilities

SEPTEMBER 30, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $640,645,684)	$644,215,892
Receivable for investments sold	22,432,570
Receivable for capital shares sold	141,897
Receivable for variation margin on futures contracts	2,031
Receivable for variation margin on swap agreements	16,989
Unrealized appreciation on forward foreign currency exchange contracts	20,228
Interest receivable	3,355,517
670,185,124

Liabilities
Payable for investments purchased	61,579,736
Payable for capital shares redeemed	52,966
Payable for variation margin on swap agreements	5,559
Accrued management fees	238,730
Distribution and service fees payable	5,443
Dividends payable	8,056
61,890,490

Net Assets	$608,294,634

Net Assets Consist of:
Capital paid in	$599,769,424
Distributable earnings	8,525,210
$608,294,634

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$477,390,717	42,066,424	$11.35
I Class	$44,022,108	3,879,421	$11.35
A Class	$19,088,266	1,681,859	$11.35*
C Class	$1,474,197	129,913	$11.35
R Class	$723,768	63,774	$11.35
R5 Class	$10,920,392	962,735	$11.34
G Class	$54,675,186	4,821,801	$11.34
*Maximum offering price $11.88 (net asset value divided by 0.955).

See Notes to Financial Statements.
29

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$7,941,881

Expenses:
Management fees	1,498,100
Distribution and service fees:
A Class	23,525
C Class	7,833
R Class	1,491
Trustees' fees and expenses	19,440
Other expenses	1,113
1,551,502
Fees waived - G Class	(90,138)
1,461,364

Net investment income (loss)	6,480,517

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	3,508,009
Forward foreign currency exchange contract transactions	(123,792)
Futures contract transactions	(19,270)
Swap agreement transactions	279,637
Foreign currency translation transactions	(617)
3,643,967

Change in net unrealized appreciation (depreciation) on:
Investments	6,264,105
Forward foreign currency exchange contracts	134,391
Futures contracts	(1,092,470)
Swap agreements	100,656
Translation of assets and liabilities in foreign currencies	(11,841)
5,394,841

Net realized and unrealized gain (loss)	9,038,808

Net Increase (Decrease) in Net Assets Resulting from Operations	$15,519,325

See Notes to Financial Statements.
30

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED) AND YEAR ENDED MARCH 31, 2021
Increase (Decrease) in Net Assets	September 30, 2021	March 31, 2021
Operations
Net investment income (loss)	$6,480,517	$6,136,509
Net realized gain (loss)	3,643,967	5,519,530
Change in net unrealized appreciation (depreciation)	5,394,841	(2,844,274)
Net increase (decrease) in net assets resulting from operations	15,519,325	8,811,765

Distributions to Shareholders
From earnings:
Investor Class	(5,515,552)	(5,585,524)
I Class	(493,335)	(849,182)
A Class	(199,384)	(391,482)
C Class	(10,710)	(38,025)
R Class	(5,566)	(11,669)
R5 Class	(142,328)	(267,351)
G Class	(781,725)	(526,593)
Decrease in net assets from distributions	(7,148,600)	(7,669,826)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	99,742,575	354,724,560

Net increase (decrease) in net assets	108,113,300	355,866,499

Net Assets
Beginning of period	500,181,334	144,314,835
End of period	$608,294,634	$500,181,334

See Notes to Financial Statements.
31

Notes to Financial Statements

SEPTEMBER 30, 2021 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Core Plus Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek to maximize total return. As a secondary objective, the fund seeks a high level of income.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the G Class commenced on November 4, 2020.
2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
32

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

33

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 63% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

34

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2021 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2425% to 0.3600%	0.2500% to 0.3100%	0.53%
I Class		0.1500% to 0.2100%	0.43%
A Class		0.2500% to 0.3100%	0.53%
C Class		0.2500% to 0.3100%	0.53%
R Class		0.2500% to 0.3100%	0.53%
R5 Class		0.0500% to 0.1100%	0.33%
G Class		0.0500% to 0.1100%	0.00%(1)
(1)Effective annual management fee before waiver was 0.33%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2021 are detailed in the Statement of Operations.
Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2021 totaled $823,413,900, of which $487,893,841 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2021 totaled $730,663,424, of which $495,570,297 represented U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions
Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2021		Year ended March 31, 2021(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	8,013,113	$90,197,640	30,924,885	$349,905,817
Issued in reinvestment of distributions	481,541	5,468,261	476,891	5,417,958
Redeemed	(710,699)	(8,063,559)	(5,039,641)	(57,369,556)
	7,783,955	87,602,342	26,362,135	297,954,219
I Class
Sold	1,280,699	14,568,107	2,341,817	26,523,620
Issued in reinvestment of distributions	43,441	493,319	74,951	849,059
Redeemed	(999,087)	(11,302,019)	(1,461,138)	(16,522,656)
	325,053	3,759,407	955,630	10,850,023
A Class
Sold	164,023	1,868,139	568,301	6,405,107
Issued in reinvestment of distributions	17,172	194,958	33,839	383,193
Redeemed	(223,481)	(2,530,131)	(424,887)	(4,811,722)
	(42,286)	(467,034)	177,253	1,976,578
C Class
Sold	32,561	368,270	26,818	303,598
Issued in reinvestment of distributions	943	10,708	3,316	37,596
Redeemed	(34,022)	(387,475)	(235,996)	(2,669,598)
	(518)	(8,497)	(205,862)	(2,328,404)
R Class
Sold	25,373	287,342	33,733	378,726
Issued in reinvestment of distributions	477	5,421	1,019	11,543
Redeemed	(14,905)	(168,621)	(27,109)	(307,588)
	10,945	124,142	7,643	82,681
R5 Class
Sold	62,356	707,023	259,987	2,939,467
Issued in reinvestment of distributions	12,537	142,318	23,626	267,306
Redeemed	(80,308)	(914,087)	(261,813)	(2,946,017)
	(5,415)	(64,746)	21,800	260,756
G Class
Sold	992,358	11,172,517	4,581,531	52,160,936
Issued in reinvestment of distributions	68,898	781,725	46,339	526,593
Redeemed	(277,166)	(3,157,281)	(590,159)	(6,758,822)
	784,090	8,796,961	4,037,711	45,928,707
Net increase (decrease)	8,855,824	$99,742,575	31,356,310	$354,724,560
(1)November 4, 2020 (commencement of sale) through March 31, 2021 for the G Class.

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$252,044,319	—
U.S. Treasury Securities and Equivalents	—	119,695,958	—
U.S. Government Agency Mortgage-Backed Securities	—	65,453,030	—
Collateralized Mortgage Obligations	—	62,554,459	—
Collateralized Loan Obligations	—	56,888,103	—
Asset-Backed Securities	—	31,243,474	—
Municipal Securities	—	10,066,607	—
Sovereign Governments and Agencies	—	8,301,133	—
Commercial Mortgage-Backed Securities	—	6,789,239	—
Preferred Stocks	—	6,669,747	—
Bank Loan Obligations	—	895,411	—
U.S. Government Agency Securities	—	394,450	—
Temporary Cash Investments	$932,452	22,287,510	—
	$932,452	$643,283,440	—
Other Financial Instruments
Futures Contracts	$188,515	—	—
Swap Agreements	—	$835,047	—
Forward Foreign Currency Exchange Contracts	—	20,228	—
	$188,515	$855,275	—

Liabilities
Other Financial Instruments
Futures Contracts	$378,114	—	—
Swap Agreements	—	$354,723	—
	$378,114	$354,723	—

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7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $18,600,000.
Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $35,776,464.
Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $44,329,966 futures contracts purchased and $34,702,281 futures contracts sold.

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A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund's average notional amount on interest rate swap agreements held during the period was $29,960,798.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $22,833,333.

Value of Derivative Instruments as of September 30, 2021

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$20,228	Unrealized depreciation on forward foreign currency exchange contracts	—
Interest Rate Risk	Receivable for variation margin on futures contracts*	2,031	Payable for variation margin on futures contracts*	—
Interest Rate Risk	Receivable for variation margin on swap agreements*	16,989	Payable for variation margin on swap agreements*	—
Other Contracts	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$5,559
		$39,248		$5,559
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

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Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2021

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(275,936)	Change in net unrealized appreciation (depreciation) on swap agreements	—
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(123,792)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$134,391
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(19,270)	Change in net unrealized appreciation (depreciation) on futures contracts	(1,092,470)
Interest Rate Risk	Net realized gain (loss) on swap agreement transactions	92,097	Change in net unrealized appreciation (depreciation) on swap agreements	(355,610)
Other Contracts	Net realized gain (loss) on swap agreement transactions	463,476	Change in net unrealized appreciation (depreciation) on swap agreements	456,266
		$136,575		$(857,423)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. However, LIBOR is expected to be phased out and the transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.
The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.
9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$640,719,377
Gross tax appreciation of investments	$6,797,165
Gross tax depreciation of investments	(3,300,650)
Net tax appreciation (depreciation) of investments	$3,496,515
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$11.18	0.12	0.18	0.30	(0.13)	$11.35	2.73%	0.54%(4)	0.54%(4)	2.14%(4)	2.14%(4)	121%	$477,391
2021	$10.78	0.23	0.44	0.67	(0.27)	$11.18	6.17%	0.55%	0.58%	2.01%	1.98%	285%	$383,214
2020	$10.56	0.29	0.19	0.48	(0.26)	$10.78	4.57%	0.55%	0.65%	2.64%	2.54%	129%	$85,343
2019	$10.59	0.33	0.03	0.36	(0.39)	$10.56	3.55%	0.58%	0.65%	3.17%	3.10%	139%	$109,760
2018	$10.71	0.30	(0.09)	0.21	(0.33)	$10.59	1.92%	0.63%	0.65%	2.80%	2.78%	144%	$118,329
2017	$10.82	0.27	(0.08)	0.19	(0.30)	$10.71	1.76%	0.62%	0.65%	2.52%	2.49%	150%	$84,193
I Class
2021(3)	$11.18	0.13	0.18	0.31	(0.14)	$11.35	2.78%	0.44%(4)	0.44%(4)	2.24%(4)	2.24%(4)	121%	$44,022
2021	$10.77	0.24	0.45	0.69	(0.28)	$11.18	6.26%	0.45%	0.48%	2.11%	2.08%	285%	$39,729
2020	$10.56	0.30	0.18	0.48	(0.27)	$10.77	4.67%	0.45%	0.55%	2.74%	2.64%	129%	$27,999
2019	$10.58	0.34	0.04	0.38	(0.40)	$10.56	3.76%	0.48%	0.55%	3.27%	3.20%	139%	$6,269
2018(5)	$10.73	0.31	(0.13)	0.18	(0.33)	$10.58	1.65%	0.53%(4)	0.55%(4)	2.97%(4)	2.95%(4)	144%(6)	$3,441

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2021(3)	$11.18	0.11	0.18	0.29	(0.12)	$11.35	2.60%	0.79%(4)	0.79%(4)	1.89%(4)	1.89%(4)	121%	$19,088
2021	$10.78	0.21	0.43	0.64	(0.24)	$11.18	5.91%	0.80%	0.83%	1.76%	1.73%	285%	$19,275
2020	$10.56	0.26	0.19	0.45	(0.23)	$10.78	4.31%	0.80%	0.90%	2.39%	2.29%	129%	$16,670
2019	$10.59	0.30	0.04	0.34	(0.37)	$10.56	3.30%	0.83%	0.90%	2.92%	2.85%	139%	$15,630
2018	$10.71	0.27	(0.09)	0.18	(0.30)	$10.59	1.67%	0.88%	0.90%	2.55%	2.53%	144%	$14,139
2017	$10.82	0.25	(0.09)	0.16	(0.27)	$10.71	1.51%	0.87%	0.90%	2.27%	2.24%	150%	$27,498
C Class
2021(3)	$11.18	0.07	0.18	0.25	(0.08)	$11.35	2.22%	1.54%(4)	1.54%(4)	1.14%(4)	1.14%(4)	121%	$1,474
2021	$10.77	0.12	0.44	0.56	(0.15)	$11.18	5.20%	1.55%	1.58%	1.01%	0.98%	285%	$1,458
2020	$10.56	0.18	0.18	0.36	(0.15)	$10.77	3.45%	1.55%	1.65%	1.64%	1.54%	129%	$3,623
2019	$10.58	0.23	0.04	0.27	(0.29)	$10.56	2.62%	1.58%	1.65%	2.17%	2.10%	139%	$3,457
2018	$10.71	0.19	(0.10)	0.09	(0.22)	$10.58	0.81%	1.63%	1.65%	1.80%	1.78%	144%	$5,179
2017	$10.82	0.17	(0.09)	0.08	(0.19)	$10.71	0.76%	1.62%	1.65%	1.52%	1.49%	150%	$6,955

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2021(3)	$11.18	0.09	0.19	0.28	(0.11)	$11.35	2.47%	1.04%(4)	1.04%(4)	1.64%(4)	1.64%(4)	121%	$724
2021	$10.77	0.18	0.44	0.62	(0.21)	$11.18	5.64%	1.05%	1.08%	1.51%	1.48%	285%	$591
2020	$10.56	0.23	0.19	0.42	(0.21)	$10.77	4.05%	1.05%	1.15%	2.14%	2.04%	129%	$487
2019	$10.59	0.28	0.03	0.31	(0.34)	$10.56	3.04%	1.08%	1.15%	2.67%	2.60%	139%	$615
2018	$10.71	0.24	(0.09)	0.15	(0.27)	$10.59	1.41%	1.13%	1.15%	2.30%	2.28%	144%	$775
2017	$10.82	0.22	(0.08)	0.14	(0.25)	$10.71	1.26%	1.12%	1.15%	2.02%	1.99%	150%	$1,472
R5 Class
2021(3)	$11.17	0.13	0.19	0.32	(0.15)	$11.34	2.84%	0.34%(4)	0.34%(4)	2.34%(4)	2.34%(4)	121%	$10,920
2021	$10.77	0.26	0.43	0.69	(0.29)	$11.17	6.38%	0.35%	0.38%	2.21%	2.18%	285%	$10,817
2020	$10.56	0.31	0.18	0.49	(0.28)	$10.77	4.68%	0.35%	0.45%	2.84%	2.74%	129%	$10,193
2019	$10.58	0.35	0.04	0.39	(0.41)	$10.56	3.86%	0.38%	0.45%	3.37%	3.30%	139%	$9,910
2018	$10.71	0.33	(0.11)	0.22	(0.35)	$10.58	2.03%	0.43%	0.45%	3.00%	2.98%	144%	$9,315
2017	$10.82	0.30	(0.09)	0.21	(0.32)	$10.71	1.97%	0.42%	0.45%	2.72%	2.69%	150%	$3,535
G Class
2021(3)	$11.17	0.15	0.19	0.34	(0.17)	$11.34	3.01%	0.01%(4)	0.34%(4)	2.67%(4)	2.34%(4)	121%	$54,675
2021(7)	$11.37	0.11	(0.16)	(0.05)	(0.15)	$11.17	(0.45)%	0.01%(4)	0.35%(4)	2.47%(4)	2.13%(4)	285%(8)	$45,097

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2021 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through March 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.
(7)November 4, 2020 (commencement of sale) through March 31, 2021.
(8)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2021.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 16, 2021, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary service levels and quality, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided and to be provided by the Advisor and its affiliates to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans, COVID-19 pandemic response, vendor management practices, and social justice initiatives;
•the Advisor’s business continuity plans and cyber security practices;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.
45

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the
46

one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is
47

reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

48

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

49

Change in Independent Registered Public Accounting Firm

On June 16, 2021, the fund’s Audit and Compliance Committee and Board of Trustees approved a change to the fund’s independent registered public accountant. PricewaterhouseCoopers LLP resigned and Deloitte & Touche LLP was appointed as the independent registered public accounting firm for the fiscal year ending March 31, 2022.

During the fiscal years ended March 31, 2020 and March 31, 2021 and the subsequent interim period through June 16, 2021, there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to their satisfaction would have caused them to make reference to the subject matter of the disagreements in connection with their reports or reportable events, as such term is described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended. The audit reports of PricewaterhouseCoopers LLP on the financial statements of the fund for the fiscal years ended March 31, 2020 and March 31, 2021, did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.

During the fiscal years ended March 31, 2020 and March 31, 2021 and the subsequent interim period through June 16, 2021, neither the fund, nor anyone on its behalf, consulted with Deloitte & Touche LLP, on behalf of the fund, regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the fund’s financial statements, or any matter that was either the subject of a disagreement or a reportable event, as such terms are described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended.

The fund requested that PricewaterhouseCoopers LLP furnish it with a letter addressed to the Securities and Exchange Commission stating whether PricewaterhouseCoopers LLP agrees with the statements contained above. A copy of the letter from PricewaterhouseCoopers LLP to the Securities and Exchange Commission is filed as an exhibit hereto.
50

Notes

51

Notes

52

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
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Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90813 2111

Semiannual Report

September 30, 2021

Diversified Bond Fund
Investor Class (ADFIX)
I Class (ACBPX)
Y Class (ADVYX)
A Class (ADFAX)
C Class (CDBCX)
R Class (ADVRX)
R5 Class (ADRVX)
R6 Class (ADDVX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks, Bonds Advanced Amid Growing Concerns

Broad market sentiment was upbeat to start the period. Investors generally looked beyond pandemic-related challenges to improving growth and corporate earnings data. Ongoing support from leading central banks and governments helped maintain investor confidence in the financial markets and strengthen the overall global economic outlook.

However, a summer surge in COVID-19 cases arising from the delta variant triggered worries about the recovery’s sustainability. Most economic and corporate earnings data remained favorable, but the labor market was a notable exception. Despite record job openings, job growth remained weak, complicating reopening efforts for many businesses.

In this climate, U.S. Treasury yields generally declined through early August. From there, yields rose amid soaring inflation triggered by mounting supply chain disruptions and rising energy and housing prices. Congressional debate on the debt ceiling and the $3.5 trillion "human infrastructure" bill added to inflation worries. Year-over-year headline inflation reached 5.4% in September, matching a 13-year high.

Meanwhile, in September, the Federal Reserve hinted it may start scaling back its monetary support by year-end. This prompted a spike in Treasury yields and a sell-off among stocks. A credit crisis in China’s troubled property sector also weighed on stocks. Overall, though, strong performance in the first half of the reporting period led to positive six-month returns for most broad stock and bond indices.

Several Factors Shaping Market Dynamics

The return to pre-pandemic life is progressing, albeit somewhat cautiously due to COVID-19’s delta variant. As the economy and markets respond to this fluid backdrop, investors will face opportunities and ongoing challenges. Economic growth, inflation, the virus’s trajectory, supply chain normalization and fiscal and monetary policy likely will sway market dynamics.
We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2021
Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	36.6%
Corporate Bonds	28.8%
U.S. Government Agency Mortgage-Backed Securities	10.9%
Collateralized Loan Obligations	8.6%
Collateralized Mortgage Obligations	6.1%
Asset-Backed Securities	5.1%
Municipal Securities	1.8%
Commercial Mortgage-Backed Securities	1.4%
Exchange-Traded Funds	1.0%
U.S. Government Agency Securities	0.8%
Sovereign Governments and Agencies	0.5%
Bank Loan Obligations	0.1%
Preferred Stocks	—*
Temporary Cash Investments	3.9%
Other Assets and Liabilities	(5.6)%
*Category is less than 0.05% of total net assets.
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2021 to September 30, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period(1) 4/1/21 - 9/30/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,022.50	$2.99	0.59%
I Class	$1,000	$1,023.50	$1.98	0.39%
Y Class	$1,000	$1,023.60	$1.83	0.36%
A Class	$1,000	$1,021.20	$4.26	0.84%
C Class	$1,000	$1,017.40	$8.04	1.59%
R Class	$1,000	$1,019.90	$5.52	1.09%
R5 Class	$1,000	$1,023.50	$1.98	0.39%
R6 Class	$1,000	$1,023.70	$1.72	0.34%
Hypothetical
Investor Class	$1,000	$1,022.11	$2.99	0.59%
I Class	$1,000	$1,023.11	$1.98	0.39%
Y Class	$1,000	$1,023.26	$1.83	0.36%
A Class	$1,000	$1,020.86	$4.26	0.84%
C Class	$1,000	$1,017.10	$8.04	1.59%
R Class	$1,000	$1,019.60	$5.52	1.09%
R5 Class	$1,000	$1,023.11	$1.98	0.39%
R6 Class	$1,000	$1,023.36	$1.72	0.34%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2021 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY SECURITIES — 36.6%
U.S. Treasury Bonds, 5.00%, 5/15/37	$1,000,000	$1,448,984
U.S. Treasury Bonds, 4.50%, 5/15/38	7,500,000	10,423,535
U.S. Treasury Bonds, 3.50%, 2/15/39	80,000	99,763
U.S. Treasury Bonds, 1.125%, 5/15/40	600,000	518,789
U.S. Treasury Bonds, 1.375%, 11/15/40	1,500,000	1,347,891
U.S. Treasury Bonds, 1.875%, 2/15/41	11,800,000	11,546,484
U.S. Treasury Bonds, 2.25%, 5/15/41	4,000,000	4,160,625
U.S. Treasury Bonds, 3.125%, 11/15/41	4,362,000	5,196,573
U.S. Treasury Bonds, 3.125%, 2/15/42	13,700,000	16,349,559
U.S. Treasury Bonds, 3.00%, 5/15/42	8,000,000	9,356,562
U.S. Treasury Bonds, 2.75%, 11/15/42	4,000,000	4,499,531
U.S. Treasury Bonds, 2.50%, 2/15/45	5,000,000	5,401,172
U.S. Treasury Bonds, 2.75%, 8/15/47	1,000,000	1,135,352
U.S. Treasury Bonds, 3.375%, 11/15/48	32,600,000	41,542,078
U.S. Treasury Bonds, 2.25%, 8/15/49	6,600,000	6,843,375
U.S. Treasury Bonds, 2.375%, 11/15/49	5,000,000	5,323,242
U.S. Treasury Bonds, 2.00%, 2/15/50	2,000,000	1,965,469
U.S. Treasury Bonds, 2.375%, 5/15/51	11,000,000	11,742,500
U.S. Treasury Bonds, 2.00%, 8/15/51	10,000,000	9,825,000
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	6,312,960	6,833,517
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	5,549,856	6,178,797
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30	1,277,748	1,410,290
U.S. Treasury Notes, 0.125%, 6/30/22(1)	5,000,000	5,001,749
U.S. Treasury Notes, 0.125%, 12/31/22	40,000,000	39,995,312
U.S. Treasury Notes, 0.125%, 3/31/23	20,000,000	19,984,375
U.S. Treasury Notes, 0.125%, 5/31/23	10,000,000	9,984,766
U.S. Treasury Notes, 0.125%, 8/31/23	41,000,000	40,894,297
U.S. Treasury Notes, 0.125%, 9/15/23	20,000,000	19,942,969
U.S. Treasury Notes, 0.125%, 10/15/23	50,000,000	49,830,078
U.S. Treasury Notes, 0.125%, 12/15/23	32,000,000	31,856,250
U.S. Treasury Notes, 0.125%, 1/15/24	7,000,000	6,963,906
U.S. Treasury Notes, 0.25%, 3/15/24	8,000,000	7,973,750
U.S. Treasury Notes, 0.375%, 4/15/24	50,000,000	49,953,125
U.S. Treasury Notes, 0.375%, 7/15/24	25,000,000	24,934,570
U.S. Treasury Notes, 0.375%, 9/15/24	27,000,000	26,886,094
U.S. Treasury Notes, 1.125%, 2/28/25	45,000,000	45,758,496
U.S. Treasury Notes, 0.25%, 8/31/25	4,000,000	3,919,219
U.S. Treasury Notes, 0.375%, 11/30/25	5,000,000	4,905,664
U.S. Treasury Notes, 0.75%, 5/31/26	8,000,000	7,933,438
U.S. Treasury Notes, 1.125%, 2/28/27	21,000,000	21,077,109
U.S. Treasury Notes, 0.625%, 3/31/27	60,195,000	58,753,612
U.S. Treasury Notes, 0.50%, 8/31/27	32,000,000	30,807,500
U.S. Treasury Notes, 1.25%, 3/31/28	17,000,000	17,004,648
U.S. Treasury Notes, 1.25%, 4/30/28	10,600,000	10,595,031
U.S. Treasury Notes, 1.25%, 6/30/28	5,500,000	5,489,043
U.S. Treasury Notes, 1.125%, 8/31/28	20,000,000	19,767,188
6

	Principal Amount	Value
U.S. Treasury Notes, 1.25%, 9/30/28	$15,200,000	$15,137,063
TOTAL U.S. TREASURY SECURITIES (Cost $726,262,243)		738,498,340
CORPORATE BONDS — 28.8%
Aerospace and Defense — 0.4%
Boeing Co. (The), 2.20%, 2/4/26	2,240,000	2,257,015
Boeing Co. (The), 3.625%, 2/1/31	1,800,000	1,928,179
Boeing Co. (The), 5.81%, 5/1/50	1,085,000	1,448,819
Raytheon Technologies Corp., 4.125%, 11/16/28	2,896,000	3,298,201
		8,932,214
Air Freight and Logistics — 0.1%
GXO Logistics, Inc., 2.65%, 7/15/31(2)	1,643,000	1,635,508
Airlines — 0.2%
British Airways Pass Through Trust, Series 2021-1, Class A, 2.90%, 9/15/36(2)	1,060,000	1,069,420
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(2)	2,780,206	2,975,640
		4,045,060
Automobiles — 0.5%
General Motors Co., 5.15%, 4/1/38	1,668,000	1,992,805
General Motors Financial Co., Inc., 2.75%, 6/20/25	4,027,000	4,211,912
General Motors Financial Co., Inc., 2.70%, 8/20/27	1,942,000	2,018,890
Toyota Motor Credit Corp., MTN, 1.90%, 4/6/28	2,050,000	2,078,304
		10,301,911
Banks — 4.0%
Banco Santander SA, 2.96%, 3/25/31	3,000,000	3,088,287
Bank of America Corp., MTN, VRN, 0.81%, 10/24/24	3,707,000	3,720,571
Bank of America Corp., MTN, VRN, 2.68%, 6/19/41	5,093,000	4,922,027
Bank of America Corp., VRN, 3.42%, 12/20/28	1,355,000	1,469,570
Bank of America Corp., VRN, 2.48%, 9/21/36	1,330,000	1,304,303
Bank of Ireland Group plc, VRN, 2.03%, 9/30/27(2)	1,610,000	1,610,871
Barclays plc, 4.84%, 5/9/28	1,785,000	2,018,701
Barclays plc, VRN, 1.01%, 12/10/24	2,624,000	2,636,838
BNP Paribas SA, VRN, 2.82%, 11/19/25(2)	3,980,000	4,169,854
BNP Paribas SA, VRN, 2.16%, 9/15/29(2)	1,187,000	1,176,676
BNP Paribas SA, VRN, 4.375%, 3/1/33(2)	2,820,000	3,093,797
BPCE SA, 4.50%, 3/15/25(2)	1,880,000	2,066,070
Citigroup, Inc., VRN, 0.78%, 10/30/24	6,355,000	6,380,574
Citigroup, Inc., VRN, 1.46%, 6/9/27	2,930,000	2,914,473
Citigroup, Inc., VRN, 3.52%, 10/27/28	4,038,000	4,393,871
Commonwealth Bank of Australia, VRN, 3.61%, 9/12/34(2)	2,120,000	2,249,581
DNB Bank ASA, VRN, 1.61%, 3/30/28(2)	1,218,000	1,212,481
FNB Corp., 2.20%, 2/24/23	2,813,000	2,855,546
HSBC Holdings plc, 4.25%, 3/14/24	3,845,000	4,132,355
HSBC Holdings plc, VRN, 2.80%, 5/24/32	1,320,000	1,338,721
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	1,505,000	1,508,966
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	3,605,000	3,615,325
JPMorgan Chase & Co., VRN, 3.16%, 4/22/42	3,285,000	3,414,050
National Australia Bank Ltd., 2.99%, 5/21/31(2)	2,350,000	2,379,772
Societe Generale SA, VRN, 1.79%, 6/9/27(2)	2,330,000	2,318,376
Truist Bank, VRN, 2.64%, 9/17/29	1,395,000	1,458,758
Truist Financial Corp., MTN, VRN, 1.89%, 6/7/29	970,000	969,933
Wells Fargo & Co., MTN, VRN, 2.16%, 2/11/26	5,020,000	5,180,102
7

	Principal Amount	Value
Wells Fargo & Co., VRN, 3.07%, 4/30/41	$2,900,000	$2,982,827
		80,583,276
Beverages — 0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	2,382,000	2,932,464
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	3,391,000	3,995,610
		6,928,074
Biotechnology — 0.5%
AbbVie, Inc., 3.20%, 11/21/29	3,106,000	3,348,751
AbbVie, Inc., 4.40%, 11/6/42	680,000	813,422
Amgen, Inc., 1.65%, 8/15/28	2,530,000	2,489,569
Gilead Sciences, Inc., 3.65%, 3/1/26	3,024,000	3,315,885
Gilead Sciences, Inc., 1.20%, 10/1/27	593,000	580,815
		10,548,442
Building Products†
Lennox International, Inc., 1.70%, 8/1/27	544,000	540,474
Capital Markets — 3.4%
Bain Capital Specialty Finance, Inc., 2.95%, 3/10/26	2,710,000	2,763,947
Blackstone Holdings Finance Co. LLC, 1.625%, 8/5/28(2)	3,020,000	2,953,127
Blackstone Secured Lending Fund, 2.85%, 9/30/28(2)	1,360,000	1,351,792
Blue Owl Finance LLC, 3.125%, 6/10/31(2)	1,477,000	1,461,935
Blue Owl Finance LLC, 4.125%, 10/7/51(2)(3)	2,037,000	1,998,297
CI Financial Corp., 4.10%, 6/15/51	3,510,000	3,780,280
FS KKR Capital Corp., 4.125%, 2/1/25	1,432,000	1,530,803
FS KKR Capital Corp., 4.25%, 2/14/25(2)	815,000	861,249
FS KKR Capital Corp., 3.40%, 1/15/26	679,000	709,781
FS KKR Capital Corp., 2.625%, 1/15/27	886,000	888,744
Goldman Sachs Group, Inc. (The), MTN, VRN, 2.38%, 7/21/32	2,322,000	2,300,484
Goldman Sachs Group, Inc. (The), VRN, 2.91%, 6/5/23	6,290,000	6,393,398
Goldman Sachs Group, Inc. (The), VRN, 2.91%, 7/21/42	2,160,000	2,132,520
Golub Capital BDC, Inc., 2.05%, 2/15/27	1,314,000	1,293,860
Hercules Capital, Inc., 2.625%, 9/16/26	1,620,000	1,620,380
Main Street Capital Corp., 3.00%, 7/14/26	2,230,000	2,275,932
Morgan Stanley, MTN, VRN, 0.53%, 1/25/24	6,330,000	6,335,867
Morgan Stanley, MTN, VRN, 2.24%, 7/21/32	772,000	759,195
Morgan Stanley, VRN, 1.59%, 5/4/27	5,643,000	5,663,081
Morgan Stanley, VRN, 2.48%, 9/16/36	2,437,000	2,386,450
Owl Rock Core Income Corp., 3.125%, 9/23/26(2)	3,433,000	3,392,747
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(2)	1,636,000	1,789,374
Owl Rock Technology Finance Corp., 3.75%, 6/17/26(2)	795,000	839,807
Owl Rock Technology Finance Corp., 2.50%, 1/15/27	2,580,000	2,591,722
Prospect Capital Corp., 5.875%, 3/15/23	2,949,000	3,097,440
Prospect Capital Corp., 3.71%, 1/22/26	2,025,000	2,087,213
Prospect Capital Corp., 3.44%, 10/15/28	1,960,000	1,907,766
UBS Group AG, VRN, 1.49%, 8/10/27(2)	2,980,000	2,947,318
		68,114,509
Chemicals — 0.1%
International Flavors & Fragrances, Inc., 1.83%, 10/15/27(2)	988,000	990,074
Westlake Chemical Corp., 2.875%, 8/15/41	720,000	690,078
		1,680,152
Commercial Services and Supplies — 0.3%
Republic Services, Inc., 2.30%, 3/1/30	1,186,000	1,202,312
Sodexo, Inc., 2.72%, 4/16/31(2)	2,280,000	2,331,061
8

	Principal Amount	Value
Waste Connections, Inc., 2.60%, 2/1/30	$590,000	$608,056
Waste Connections, Inc., 2.95%, 1/15/52	1,064,000	1,042,621
		5,184,050
Construction and Engineering — 0.1%
Quanta Services, Inc., 2.35%, 1/15/32	2,168,000	2,123,447
Construction Materials — 0.1%
Eagle Materials, Inc., 2.50%, 7/1/31	1,476,000	1,467,874
Consumer Finance — 0.1%
Avolon Holdings Funding Ltd., 4.25%, 4/15/26(2)	1,218,000	1,310,618
Avolon Holdings Funding Ltd., 4.375%, 5/1/26(2)	90,000	97,220
		1,407,838
Containers and Packaging — 0.1%
Berry Global, Inc., 1.57%, 1/15/26(2)	1,090,000	1,091,079
WRKCo, Inc., 3.00%, 9/15/24	1,151,000	1,221,670
		2,312,749
Diversified Consumer Services — 0.2%
Novant Health, Inc., 3.17%, 11/1/51	1,545,000	1,629,926
Pepperdine University, 3.30%, 12/1/59	2,443,000	2,539,878
		4,169,804
Diversified Financial Services — 0.6%
Antares Holdings LP, 2.75%, 1/15/27(2)	1,176,000	1,177,931
Banco Santander SA, VRN, 1.72%, 9/14/27	1,400,000	1,394,244
Blackstone Private Credit Fund, 1.75%, 9/15/24(2)	927,000	926,095
Blackstone Private Credit Fund, 2.625%, 12/15/26(2)	1,493,000	1,489,022
Block Financial LLC, 2.50%, 7/15/28	1,240,000	1,258,628
Deutsche Bank AG, VRN, 3.04%, 5/28/32	1,417,000	1,438,904
GE Capital Funding LLC, 4.40%, 5/15/30	1,837,000	2,129,621
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	1,380,000	1,657,475
		11,471,920
Diversified Telecommunication Services — 1.1%
AT&T, Inc., 2.55%, 12/1/33	2,993,000	2,947,272
AT&T, Inc., 3.55%, 9/15/55	3,011,000	2,975,348
British Telecommunications plc, 3.25%, 11/8/29(2)	3,775,000	3,952,011
Ooredoo International Finance Ltd., 2.625%, 4/8/31(2)	1,200,000	1,225,164
Ooredoo International Finance Ltd., MTN, 3.25%, 2/21/23	1,003,000	1,037,333
Telefonica Emisiones SA, 4.90%, 3/6/48	3,270,000	3,938,597
Verizon Communications, Inc., 4.33%, 9/21/28	1,542,000	1,774,079
Verizon Communications, Inc., 1.75%, 1/20/31	2,040,000	1,940,459
Verizon Communications, Inc., 2.65%, 11/20/40	1,444,000	1,358,623
Verizon Communications, Inc., 2.99%, 10/30/56	1,065,000	985,787
		22,134,673
Electric Utilities — 1.7%
AEP Texas, Inc., 2.10%, 7/1/30	1,998,000	1,957,759
Alfa Desarrollo SpA, 4.55%, 9/27/51(2)	800,000	781,400
Baltimore Gas and Electric Co., 2.25%, 6/15/31	1,147,000	1,153,066
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	1,658,000	1,781,552
Commonwealth Edison Co., 3.20%, 11/15/49	1,387,000	1,438,939
DTE Electric Co., 2.25%, 3/1/30	1,768,000	1,796,351
Duke Energy Carolinas LLC, 2.55%, 4/15/31	773,000	801,492
Duke Energy Corp., 2.55%, 6/15/31	750,000	760,512
Duke Energy Florida LLC, 1.75%, 6/15/30	1,381,000	1,340,729
Duke Energy Florida LLC, 3.85%, 11/15/42	933,000	1,061,977
9

	Principal Amount	Value
Duke Energy Progress LLC, 2.00%, 8/15/31	$2,110,000	$2,074,515
Duke Energy Progress LLC, 4.15%, 12/1/44	1,653,000	1,954,255
Entergy Arkansas LLC, 2.65%, 6/15/51	1,038,000	969,407
Exelon Corp., 4.45%, 4/15/46	807,000	976,024
Florida Power & Light Co., 4.125%, 2/1/42	863,000	1,041,081
Indiana Michigan Power Co., 3.25%, 5/1/51	764,000	790,970
MidAmerican Energy Co., 4.40%, 10/15/44	1,442,000	1,770,277
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	1,173,000	1,287,661
Northern States Power Co., 3.20%, 4/1/52	1,250,000	1,335,731
Pacific Gas and Electric Co., 4.20%, 6/1/41	805,000	792,568
PacifiCorp, 3.30%, 3/15/51	1,308,000	1,362,139
PacifiCorp, 2.90%, 6/15/52	950,000	925,908
Public Service Co. of Colorado, 1.875%, 6/15/31	1,655,000	1,627,623
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	2,085,000	1,987,413
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	770,000	855,821
Virginia Electric and Power Co., 2.45%, 12/15/50	820,000	735,725
Xcel Energy, Inc., 3.40%, 6/1/30	1,474,000	1,608,796
		34,969,691
Electrical Equipment†
Rockwell Automation, Inc., 2.80%, 8/15/61	737,000	702,912
Electronic Equipment, Instruments and Components — 0.1%
Teledyne Technologies, Inc., 2.25%, 4/1/28	1,410,000	1,436,915
Energy Equipment and Services — 0.1%
Halliburton Co., 2.92%, 3/1/30	1,500,000	1,552,366
Entertainment — 0.1%
Netflix, Inc., 4.875%, 4/15/28	1,379,000	1,591,021
Equity Real Estate Investment Trusts (REITs) — 2.3%
Broadstone Net Lease LLC, 2.60%, 9/15/31	1,132,000	1,119,432
Corporate Office Properties LP, 2.00%, 1/15/29	2,250,000	2,206,390
Crown Castle International Corp., 3.80%, 2/15/28	2,513,000	2,765,789
EPR Properties, 4.75%, 12/15/26	1,386,000	1,518,972
EPR Properties, 4.95%, 4/15/28	3,254,000	3,578,705
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	1,830,000	2,082,906
Host Hotels & Resorts LP, 4.00%, 6/15/25	2,195,000	2,354,510
Lexington Realty Trust, 2.375%, 10/1/31	2,840,000	2,757,099
Life Storage LP, 2.40%, 10/15/31(3)	2,801,000	2,776,166
National Health Investors, Inc., 3.00%, 2/1/31	4,115,000	4,005,634
National Retail Properties, Inc., 3.00%, 4/15/52	2,100,000	1,992,323
Office Properties Income Trust, 2.40%, 2/1/27	1,667,000	1,648,434
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	3,648,000	3,717,107
Phillips Edison Grocery Center Operating Partnership I LP, 2.625%, 11/15/31(3)	1,081,000	1,070,253
Piedmont Operating Partnership LP, 2.75%, 4/1/32	1,755,000	1,727,152
Rexford Industrial Realty LP, 2.15%, 9/1/31	1,385,000	1,336,371
Simon Property Group LP, 2.25%, 1/15/32	2,550,000	2,494,379
STORE Capital Corp., 4.50%, 3/15/28	1,435,000	1,619,554
STORE Capital Corp., 4.625%, 3/15/29	787,000	892,971
Sun Communities Operating LP, 2.30%, 11/1/28(3)	1,532,000	1,535,790
Tanger Properties LP, 2.75%, 9/1/31	2,440,000	2,363,233
		45,563,170
Food and Staples Retailing — 0.2%
Kroger Co. (The), 3.875%, 10/15/46	1,315,000	1,458,132
10

	Principal Amount	Value
Sysco Corp., 5.95%, 4/1/30	$2,237,000	$2,846,921
Walmart, Inc., 1.80%, 9/22/31	720,000	714,194
		5,019,247
Food Products — 0.2%
JDE Peet's NV, 2.25%, 9/24/31(2)	2,224,000	2,176,409
Mondelez International, Inc., 2.75%, 4/13/30	2,376,000	2,487,877
		4,664,286
Gas Utilities — 0.1%
Infraestructura Energetica Nova SAB de CV, 4.75%, 1/15/51(2)	2,181,000	2,248,229
Health Care Providers and Services — 1.0%
Centene Corp., 2.45%, 7/15/28	2,650,000	2,666,562
Centene Corp., 3.375%, 2/15/30	2,165,000	2,244,131
CVS Health Corp., 1.75%, 8/21/30	1,710,000	1,640,553
CVS Health Corp., 4.78%, 3/25/38	848,000	1,040,771
DaVita, Inc., 4.625%, 6/1/30(2)	1,145,000	1,179,191
Duke University Health System, Inc., 3.92%, 6/1/47	872,000	1,029,964
HCA, Inc., 2.375%, 7/15/31	3,440,000	3,383,368
HCA, Inc., 3.50%, 7/15/51	1,590,000	1,579,457
Humana, Inc., 2.15%, 2/3/32	1,424,000	1,392,269
Kaiser Foundation Hospitals, 3.00%, 6/1/51	1,025,000	1,048,980
Universal Health Services, Inc., 1.65%, 9/1/26(2)	2,040,000	2,028,949
Universal Health Services, Inc., 2.65%, 10/15/30(2)	1,998,000	2,009,568
		21,243,763
Hotels, Restaurants and Leisure — 0.1%
Marriott International, Inc., 3.50%, 10/15/32	1,755,000	1,866,228
Household Durables — 0.1%
D.R. Horton, Inc., 2.50%, 10/15/24	1,998,000	2,093,972
Industrial Conglomerates — 0.2%
General Electric Co., 4.35%, 5/1/50	1,676,000	2,026,605
Honeywell International, Inc., 1.75%, 9/1/31	1,235,000	1,204,649
		3,231,254
Insurance — 1.4%
American International Group, Inc., 6.25%, 5/1/36	1,980,000	2,762,884
American International Group, Inc., 4.50%, 7/16/44	1,775,000	2,169,997
Assured Guaranty US Holdings, Inc., 3.60%, 9/15/51	1,985,000	2,022,825
Athene Global Funding, 1.99%, 8/19/28(2)	3,543,000	3,500,479
Athene Global Funding, 2.67%, 6/7/31(2)	3,505,000	3,537,158
Brighthouse Financial Global Funding, 2.00%, 6/28/28(2)	3,092,000	3,081,592
Equitable Financial Life Global Funding, 1.80%, 3/8/28(2)	1,520,000	1,511,148
Global Atlantic Fin Co., 3.125%, 6/15/31(2)	1,175,000	1,188,533
Guardian Life Global Funding, 1.625%, 9/16/28(2)	2,205,000	2,177,035
Principal Life Global Funding II, 1.25%, 8/16/26(2)	1,049,000	1,043,131
Sammons Financial Group, Inc., 3.35%, 4/16/31(2)	2,696,000	2,804,329
SBL Holdings, Inc., 5.125%, 11/13/26(2)	1,580,000	1,755,251
SBL Holdings, Inc., 5.00%, 2/18/31(2)	1,570,000	1,676,938
		29,231,300
Internet and Direct Marketing Retail — 0.2%
Amazon.com, Inc., 2.875%, 5/12/41	3,980,000	4,110,520
Life Sciences Tools and Services — 0.3%
Agilent Technologies, Inc., 2.30%, 3/12/31	3,396,000	3,401,937
Illumina, Inc., 2.55%, 3/23/31	2,730,000	2,758,356
11

	Principal Amount	Value
Thermo Fisher Scientific, Inc., 1.75%, 10/15/28	$446,000	$444,748
		6,605,041
Machinery — 0.1%
Cummins, Inc., 2.60%, 9/1/50	1,164,000	1,093,099
Media — 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	1,760,000	1,980,175
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.50%, 6/1/41	1,658,000	1,630,449
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	3,045,000	3,588,036
Comcast Corp., 3.40%, 4/1/30	3,359,000	3,701,228
Comcast Corp., 3.75%, 4/1/40	502,000	564,624
Cox Communications, Inc., 2.60%, 6/15/31(2)	1,347,000	1,364,382
Discovery Communications LLC, 4.65%, 5/15/50	1,190,000	1,381,771
Time Warner Cable LLC, 4.50%, 9/15/42	3,065,000	3,359,748
ViacomCBS, Inc., 4.375%, 3/15/43	1,115,000	1,277,879
		18,848,292
Metals and Mining — 0.5%
Glencore Funding LLC, 2.625%, 9/23/31(2)	2,120,000	2,077,165
Minera Mexico SA de CV, 4.50%, 1/26/50(2)	3,347,000	3,710,986
Steel Dynamics, Inc., 3.45%, 4/15/30	1,000,000	1,076,568
Teck Resources Ltd., 6.25%, 7/15/41	1,780,000	2,379,109
		9,243,828
Multi-Utilities — 0.8%
Abu Dhabi National Energy Co. PJSC, 2.00%, 4/29/28(2)	1,550,000	1,561,431
Ameren Corp., 3.50%, 1/15/31	2,115,000	2,301,505
CenterPoint Energy, Inc., 4.25%, 11/1/28	1,881,000	2,145,066
CenterPoint Energy, Inc., 2.65%, 6/1/31	1,386,000	1,416,907
Dominion Energy, Inc., 2.25%, 8/15/31	1,010,000	1,007,643
Dominion Energy, Inc., 4.90%, 8/1/41	1,337,000	1,667,803
NiSource, Inc., 5.65%, 2/1/45	1,415,000	1,945,759
Sempra Energy, 3.25%, 6/15/27	1,483,000	1,607,491
WEC Energy Group, Inc., 1.375%, 10/15/27	2,250,000	2,213,622
		15,867,227
Oil, Gas and Consumable Fuels — 2.0%
Aker BP ASA, 3.75%, 1/15/30(2)	2,201,000	2,357,804
Aker BP ASA, 4.00%, 1/15/31(2)	558,000	607,326
BP Capital Markets America, Inc., 3.06%, 6/17/41	1,250,000	1,263,536
Chevron Corp., 2.00%, 5/11/27	931,000	960,885
Diamondback Energy, Inc., 3.50%, 12/1/29	1,730,000	1,851,273
Enbridge, Inc., 3.40%, 8/1/51	1,470,000	1,484,203
Energy Transfer LP, 4.25%, 3/15/23	2,000,000	2,085,388
Energy Transfer LP, 4.90%, 3/15/35	3,027,000	3,476,848
Enterprise Products Operating LLC, 4.85%, 3/15/44	2,102,000	2,532,270
Enterprise Products Operating LLC, 3.30%, 2/15/53	1,027,000	1,003,391
Equinor ASA, 3.25%, 11/18/49	1,021,000	1,083,285
Flex Intermediate Holdco LLC, 3.36%, 6/30/31(2)	1,320,000	1,340,045
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(2)	4,000,000	4,004,332
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	1,270,000	1,762,084
Lundin Energy Finance BV, 3.10%, 7/15/31(2)	1,080,000	1,095,993
Petroleos Mexicanos, 3.50%, 1/30/23	1,884,000	1,909,905
Petroleos Mexicanos, 6.50%, 3/13/27	698,000	738,135
12

	Principal Amount	Value
Petroleos Mexicanos, 5.50%, 6/27/44	$611,000	$489,933
SA Global Sukuk Ltd., 2.69%, 6/17/31(2)	4,375,000	4,420,574
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	3,080,000	3,496,901
Saudi Arabian Oil Co., 1.625%, 11/24/25(2)	1,000,000	1,001,500
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	974,000	1,041,861
		40,007,472
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.10%, 4/30/27(2)	2,225,000	2,292,405
Pharmaceuticals — 0.2%
Astrazeneca Finance LLC, 1.75%, 5/28/28	1,251,000	1,259,172
Bristol-Myers Squibb Co., 2.55%, 11/13/50	1,638,000	1,540,499
Royalty Pharma plc, 2.20%, 9/2/30	1,328,000	1,299,703
Viatris, Inc., 4.00%, 6/22/50(2)	735,000	782,812
		4,882,186
Real Estate Management and Development — 0.1%
Essential Properties LP, 2.95%, 7/15/31	2,240,000	2,254,435
Road and Rail — 0.7%
Ashtead Capital, Inc., 1.50%, 8/12/26(2)	1,590,000	1,574,495
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	933,000	1,125,488
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51	970,000	1,047,201
CSX Corp., 3.25%, 6/1/27	2,100,000	2,290,470
DAE Funding LLC, 1.55%, 8/1/24(2)	527,000	522,842
DAE Funding LLC, 3.375%, 3/20/28(2)	2,931,000	3,029,643
Union Pacific Corp., 2.40%, 2/5/30	1,360,000	1,397,867
Union Pacific Corp., MTN, 3.55%, 8/15/39	2,366,000	2,641,231
		13,629,237
Semiconductors and Semiconductor Equipment — 0.5%
Intel Corp., 2.80%, 8/12/41	2,715,000	2,709,456
Microchip Technology, Inc., 4.25%, 9/1/25	3,806,000	3,980,638
Qorvo, Inc., 4.375%, 10/15/29	2,167,000	2,364,739
Qorvo, Inc., 3.375%, 4/1/31(2)	1,090,000	1,150,658
		10,205,491
Software — 0.2%
Oracle Corp., 3.60%, 4/1/40	3,130,000	3,250,868
Specialty Retail — 0.5%
AutoNation, Inc., 1.95%, 8/1/28	1,473,000	1,453,759
Home Depot, Inc. (The), 3.90%, 6/15/47	2,399,000	2,826,601
Home Depot, Inc. (The), 2.375%, 3/15/51	1,650,000	1,492,561
Lowe's Cos., Inc., 1.30%, 4/15/28	2,108,000	2,052,166
Lowe's Cos., Inc., 2.625%, 4/1/31	1,930,000	1,979,730
		9,804,817
Technology Hardware, Storage and Peripherals — 1.0%
Apple, Inc., 2.65%, 2/8/51	4,100,000	3,928,095
Dell International LLC / EMC Corp., 4.90%, 10/1/26	2,680,000	3,089,211
Dell International LLC / EMC Corp., 8.10%, 7/15/36	715,000	1,085,943
Dell International LLC / EMC Corp., 8.35%, 7/15/46	670,000	1,088,719
EMC Corp., 3.375%, 6/1/23	4,057,000	4,193,924
HP, Inc., 2.65%, 6/17/31(2)	2,765,000	2,739,776
Western Digital Corp., 4.75%, 2/15/26	3,640,000	4,035,923
		20,161,591
Thrifts and Mortgage Finance — 0.2%
Nationwide Building Society, VRN, 4.125%, 10/18/32(2)	2,875,000	3,143,614
13

	Principal Amount	Value
Trading Companies and Distributors — 0.2%
Aircastle Ltd., 5.25%, 8/11/25(2)	$1,808,000	$2,022,173
BOC Aviation Ltd., MTN, 1.75%, 1/21/26	1,600,000	1,588,410
		3,610,583
Water Utilities — 0.1%
Essential Utilities, Inc., 2.70%, 4/15/30	1,827,000	1,887,358
Wireless Telecommunication Services — 0.5%
T-Mobile USA, Inc., 4.75%, 2/1/28	2,693,000	2,864,679
T-Mobile USA, Inc., 3.50%, 4/15/31	1,832,000	1,934,381
T-Mobile USA, Inc., 3.40%, 10/15/52(2)	2,130,000	2,081,600
Vodafone Group plc, VRN, 4.125%, 6/4/81	4,180,000	4,235,949
		11,116,609
TOTAL CORPORATE BONDS (Cost $569,078,252)		581,011,002
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 10.9%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 10.9%
FHLMC, 6.00%, 9/1/35	1,476,370	1,738,262
FHLMC, 6.00%, 2/1/38	745,492	875,225
FHLMC, 3.00%, 6/1/51	11,153,974	11,696,929
FHLMC, 3.50%, 6/1/51	2,821,209	3,001,498
FHLMC, 3.00%, 7/1/51	10,505,626	11,052,144
FHLMC, 2.50%, 9/1/51	8,020,812	8,283,006
FHLMC, 2.50%, 10/1/51	7,609,251	7,858,256
FNMA, 6.00%, 12/1/33	324,457	375,501
FNMA, 3.50%, 3/1/34	2,271,875	2,442,093
FNMA, 6.00%, 9/1/37	772,475	912,500
FNMA, 6.00%, 11/1/37	1,006,751	1,190,186
FNMA, 4.50%, 4/1/39	1,019,877	1,147,216
FNMA, 4.50%, 5/1/39	2,844,078	3,199,177
FNMA, 6.50%, 5/1/39	578,095	670,216
FNMA, 4.50%, 10/1/39	4,934,214	5,550,450
FNMA, 4.00%, 8/1/41	3,551,990	3,954,456
FNMA, 3.50%, 10/1/41	3,736,017	4,056,924
FNMA, 3.50%, 2/1/42	2,732,564	2,959,234
FNMA, 3.50%, 6/1/42	11,280,626	12,319,261
FNMA, 3.50%, 8/1/42	4,140,203	4,497,560
FNMA, 4.00%, 11/1/45	1,428,020	1,554,633
FNMA, 2.50%, 6/1/51	14,266,237	14,731,665
FNMA, 3.50%, 7/1/51	11,761,754	12,539,531
FNMA, 4.00%, 6/1/57	2,901,274	3,268,945
FNMA, 4.00%, 11/1/59	2,898,542	3,262,350
GNMA, 2.50%, TBA	18,750,000	19,357,178
GNMA, 3.00%, TBA	4,600,000	4,806,281
GNMA, 7.00%, 11/15/22	947	956
GNMA, 7.00%, 4/20/26	732	803
GNMA, 7.50%, 8/15/26	1,670	1,850
GNMA, 8.00%, 8/15/26	746	812
GNMA, 8.00%, 6/15/27	2,214	2,224
GNMA, 7.00%, 2/15/28	497	499
GNMA, 6.50%, 3/15/28	2,965	3,313
GNMA, 6.50%, 5/15/28	82	91
GNMA, 6.50%, 5/15/28	10,030	11,215
14

	Principal Amount	Value
GNMA, 7.00%, 5/15/31	$9,566	$11,155
GNMA, 4.50%, 8/15/33	476,093	537,793
GNMA, 6.00%, 9/20/38	288,547	333,985
GNMA, 5.50%, 11/15/38	502,159	581,068
GNMA, 5.50%, 11/15/38	127,628	142,479
GNMA, 6.00%, 1/20/39	91,021	106,724
GNMA, 4.50%, 4/15/39	649,154	734,628
GNMA, 4.50%, 1/15/40	343,232	388,425
GNMA, 4.00%, 7/15/40	687,455	755,960
GNMA, 4.50%, 12/15/40	1,864,026	2,133,462
GNMA, 4.50%, 7/20/41	455	509
GNMA, 3.50%, 6/20/42	2,415,688	2,612,989
GNMA, 3.50%, 6/20/51	4,535,599	4,797,722
GNMA, 2.50%, 9/20/51	6,250,000	6,463,367
GNMA, 3.00%, 9/20/51	4,574,771	4,801,584
UMBS, 2.50%, TBA	47,162,000	48,630,286
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $217,567,812)		220,354,576
COLLATERALIZED LOAN OBLIGATIONS — 8.6%
Aimco CLO Ltd., Series 2019-10A, Class BR, VRN, 1.71%, (3-month LIBOR plus 1.60%), 7/22/32(2)	5,200,000	5,202,588
Anchorage Capital CLO Ltd., Series 2021-19A, Class B1, VRN, 1.98%, (3-month LIBOR plus 1.85%), 10/15/34(2)	3,500,000	3,500,032
Anchorage Credit Opportunities CLO Ltd., Series 2019-1A, Class A1, VRN, 2.08%, (3-month LIBOR plus 1.95%), 1/20/32(2)	4,400,000	4,412,894
Apidos CLO XXVI, Series 2017-26A, Class BR, VRN, 2.14%, (3-month LIBOR plus 1.95%), 7/18/29(2)	2,500,000	2,503,611
ARES LII CLO Ltd., Series 2019-52A, Class BR, VRN, 1.79%, (3-month LIBOR plus 1.65%), 4/22/31(2)	2,650,000	2,651,457
ARES LII CLO Ltd., Series 2019-52A, Class CR, VRN, 2.24%, (3-month LIBOR plus 2.10%), 4/22/31(2)	2,825,000	2,830,270
Ares LV CLO Ltd., Series 2020-55A, Class BR, VRN, 1.83%, (3-month LIBOR plus 1.70%), 7/15/34(2)	5,425,000	5,432,953
Bain Capital Credit CLO, Series 2019-2A, Class BR, VRN, 1.72%, (3-month LIBOR plus 1.60%), 10/17/32(2)(3)	3,075,000	3,075,000
BDS Ltd., Series 2021-FL7, Class C, VRN, 1.78%, (1-month LIBOR plus 1.70%), 6/16/36(2)	5,450,000	5,415,462
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 1.15%, (3-month LIBOR plus 1.02%), 4/20/31(2)	2,675,000	2,676,599
Canyon Capital CLO Ltd., Series 2017-1A, Class BR, VRN, 1.71%, (3-month LIBOR plus 1.60%), 7/15/30(2)	1,925,000	1,926,016
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 2.32%, (3-month LIBOR plus 2.20%), 8/14/30(2)	3,500,000	3,503,473
CarVal CLO III Ltd., Series 2019-2A, Class BR, VRN, 3.87%, (3-month LIBOR plus 1.60%), 7/20/32(2)	2,500,000	2,501,242
CBAM Ltd., Series 2017-3A, Class CR, VRN, 2.58%, (3-month LIBOR plus 2.45%), 7/17/34(2)	4,075,000	4,048,384
Cedar Funding Ltd., Series 2019-10A, Class BR, VRN, 1.73%, (3-month LIBOR plus 1.60%), 10/20/32(2)(3)	2,750,000	2,750,000
Cerberus Loan Funding XXXIII LP, Series 2021-3A, Class A, VRN, 1.69%, (3-month LIBOR plus 1.56%), 7/23/33(2)	4,075,000	4,080,086
Elmwood CLO II Ltd., Series 2019-2A, Class DR, VRN, 3.13%, (3-month LIBOR plus 3.00%), 4/20/34(2)	2,500,000	2,516,195
15

	Principal Amount	Value
Elmwood CLO V Ltd., Series 2020-2A, Class BR, VRN, 1.77%, (3-month LIBOR plus 1.65%), 10/20/34(2)	$2,175,000	$2,176,251
Elmwood CLO X Ltd., Series 2021-3A, Class B, VRN, 1.69%, (3-month LIBOR plus 1.60%), 10/20/34(2)	5,375,000	5,377,363
Elmwood CLO X Ltd., Series 2021-3A, Class C, VRN, 2.04%, (3-month LIBOR plus 1.95%), 10/20/34(2)	3,100,000	3,101,563
Goldentree Loan Management US CLO Ltd., Series 2017-1A, Class CR2, VRN, 1.93%, (3-month LIBOR plus 1.80%), 4/20/34(2)	4,050,000	4,013,881
Goldentree Loan Management US CLO Ltd., Series 2019-5A, Class BR, VRN, 1.68%, (3-month LIBOR plus 1.55%), 10/20/32(2)(3)	4,725,000	4,725,000
KKR CLO Ltd., Series 2022A, Class A, VRN, 1.28%, (3-month LIBOR plus 1.15%), 7/20/31(2)	2,425,000	2,423,871
KREF Ltd., Series 2021-FL2, Class AS, VRN, 1.38%, (1-month LIBOR plus 1.30%), 2/15/39(2)	4,000,000	4,006,678
KREF Ltd., Series 2021-FL2, Class B, VRN, 1.73%, (1-month LIBOR plus 1.65%), 2/15/39(2)	3,700,000	3,706,233
Madison Park Funding XXII Ltd., Series 2016-22A, Class A1R, VRN, 1.39%, (3-month LIBOR plus 1.26%), 1/15/33(2)	2,000,000	2,001,777
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR, VRN, 1.79%, (3-month LIBOR plus 1.65%), 7/15/33(2)	4,800,000	4,802,388
Magnetite CLO XXXI Ltd., Series 2021-31 A, Class B, VRN, 1.77%, (3-month LIBOR plus 1.65%), 7/15/34(2)	3,000,000	3,006,996
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 1.55%, (1-month LIBOR plus 1.45%), 10/18/36(2)	6,300,000	6,317,025
Oak Hill Credit Partners X-R Ltd., Series 2014-10RA, Class CR, VRN, 2.13%, (3-month LIBOR plus 2.00%), 4/20/34(2)	5,000,000	5,009,019
Octagon Investment Partners Ltd., Series 2019-3A, Class BR, VRN, 1.78%, (3-month LIBOR plus 1.65%), 7/15/34(2)	5,600,000	5,584,724
Octagon Investment Partners Ltd., Series 2021-1A, Class C, VRN, 2.06%, (3-month LIBOR plus 1.95%), 7/20/34(2)	1,500,000	1,501,489
Octagon Investment Partners Ltd., Series 2021-1A, Class D, VRN, 3.16%, (3-month LIBOR plus 3.05%), 7/20/34(2)	1,400,000	1,408,207
Octagon Investment Partners XV Ltd., Series 2013-1A, Class BRR, VRN, 1.63%, (3-month LIBOR plus 1.50%), 7/19/30(2)	3,975,000	3,969,737
Parallel Ltd., Series 2019-1A, Class BR, VRN, 1.93%, (3-month LIBOR plus 1.80%), 7/20/32(2)	3,975,000	3,976,975
Park Avenue Institutional Advisers CLO Ltd., Series 2018-1A, Class BR, VRN, 2.23%, (3-month LIBOR plus 2.10%), 10/20/31(2)	4,025,000	4,014,007
Regata XII Funding Ltd., Series 2019-1A, Class BR, VRN, 1.73%, (3-month LIBOR plus 1.60%), 10/15/32(2)(3)	3,550,000	3,550,000
Rockford Tower CLO Ltd., Series 2021-2A, Class B, VRN, 1.86%, (3-month LIBOR plus 1.75%), 7/20/34(2)	5,875,000	5,878,300
Rockford Tower CLO Ltd., Series 2017-1A, Class CR2, VRN, 2.23%, (3-month LIBOR plus 2.10%), 4/20/34(2)	4,725,000	4,718,609
Rockford Tower CLO Ltd., Series 2017-3A, Class A, VRN, 1.32%, (3-month LIBOR plus 1.19%), 10/20/30(2)	2,000,000	2,001,001
Sound Point CLO XXII Ltd., Series 2019-1A, Class BR, VRN, 1.81%, (3-month LIBOR plus 1.70%), 1/20/32(2)	6,650,000	6,634,386
Symphony CLO XXV Ltd., Series 2021-25A, Class C, VRN, 2.24%, (3-month LIBOR plus 2.05%), 4/19/34(2)	4,750,000	4,742,481
THL Credit Wind River CLO Ltd., Series 2013-2A, Class BR2, VRN, 1.70%, (3-month LIBOR plus 1.57%), 10/18/30(2)	5,000,000	4,991,344
16

	Principal Amount	Value
THL Credit Wind River CLO Ltd., Series 2019-3A, Class BR, VRN, 1.73%, (3-month LIBOR plus 1.65%), 4/15/31(2)	$2,700,000	$2,709,938
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 1.10%, (3-month LIBOR plus 0.97%), 4/25/31(2)	3,400,000	3,400,660
Voya CLO Ltd., Series 2016-4A, Class B2R, VRN, 1.68%, (3-month LIBOR plus 1.55%), 7/20/29(2)	5,000,000	5,000,765
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $173,721,105)		173,776,930
COLLATERALIZED MORTGAGE OBLIGATIONS — 6.1%
Private Sponsor Collateralized Mortgage Obligations — 4.5%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.59%, 3/25/35	971,357	992,063
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 2.79%, 6/25/34	513,208	527,716
Bellemeade Re Ltd., Series 2019-3A, Class B1, VRN, 2.59%, (1-month LIBOR plus 2.50%), 7/25/29(2)	2,100,000	2,103,541
Bellemeade Re Ltd., Series 2019-3A, Class M1C, VRN, 2.04%, (1-month LIBOR plus 1.95%), 7/25/29(2)	1,960,000	1,963,002
Bellemeade Re Ltd., Series 2020-2A, Class M1C, VRN, 4.09%, (1-month LIBOR plus 4.00%), 8/26/30(2)	2,550,000	2,604,959
Chase Mortgage Finance Corp., Series 2021-CL1, Class M1, VRN, 1.25%, (SOFR plus 1.20%), 2/25/50(2)	2,381,345	2,387,498
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 1.97%, 8/25/34	2,518,674	2,596,601
COLT Mortgage Loan Trust, Series 2020-1, Class A3 SEQ, VRN, 2.90%, 2/25/50(2)	251,348	251,859
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	19,702	19,202
Credit Suisse First Boston Mortgage-Backed Trust, Series 2004-AR6, Class 2A1, VRN, 2.64%, 10/25/34	30,938	31,040
Credit Suisse Mortgage Trust, Series 2021-NQM3, Class A3 SEQ, VRN, 1.63%, 4/25/66(2)	1,957,247	1,966,983
Credit Suisse Mortgage Trust, Series 2021-NQM4, Class A3 SEQ, VRN, 1.56%, 5/25/66(2)	1,756,713	1,758,402
Credit Suisse Mortgage Trust, Series 2021-RPL3, Class A1 SEQ, VRN, 2.00%, 1/25/60(2)	2,574,037	2,621,054
Eagle RE Ltd., Series 2021-1, Class M1C, VRN, 2.75%, (SOFR plus 2.70%), 10/25/33(2)	2,450,000	2,513,128
Farm Mortgage Trust, Series 2021-1, Class A, 2.18%, 1/25/51(2)(3)	3,050,000	3,048,757
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.34%, 10/25/34	1,630,015	1,698,271
GCAT Trust, Series 2019-NQM2, Class M1, VRN, 3.31%, 9/25/59(2)	6,337,000	6,373,706
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.12%, 6/25/34	352,388	352,584
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.60%, 5/25/34	757,612	751,256
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.83%, 1/25/35	906,227	934,612
Home RE Ltd., Series 2020-1, Class M1B, VRN, 3.34%, (1-month LIBOR plus 3.25%), 10/25/30(2)	5,300,000	5,355,652
Home RE Ltd., Series 2021-1 Class M1B, VRN, 1.64%, (1-month LIBOR plus 1.55%), 7/25/33(2)	1,950,000	1,944,689
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3, VRN, 1.85%, (SOFR plus 1.80%), 3/25/51(2)	3,402,022	3,421,754
17

	Principal Amount	Value
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(2)	$462,538	$467,602
JP Morgan Mortgage Trust, Series 2021-12, Class A4 SEQ, VRN, 2.50%, 2/25/52(2)	5,479,000	5,570,602
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.73%, 11/21/34	388,446	395,421
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.17%, 11/25/35	729,875	733,081
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.82%, 2/25/35	907,132	923,403
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.82%, 2/25/35	453,320	462,782
MFA Trust, Series 2021-INV1, Class A3 SEQ, VRN, 1.26%, 1/25/56(2)	2,431,762	2,435,137
Oaktown Re V Ltd., Series 2020-2A, Class M1A, VRN, 2.49%, (1-month LIBOR plus 2.40%), 10/25/30(2)	697,690	697,782
Oceanview Mortgage Trust, Series 2021-3, Class A4 SEQ, VRN, 2.50%, 6/25/51(2)	5,945,756	6,062,041
PRMI Securitization Trust, Series 2021-1, Class A5, VRN, 2.50%, 4/25/51(2)	4,684,880	4,669,668
PSMC Trust, Series 2021-3, Class A3 SEQ, VRN, 2.50%, 8/25/51(2)	5,452,000	5,557,845
PSMC Trust, Series 2021-1, Class A11 SEQ, VRN, 2.50%, 3/25/51(2)	3,583,768	3,658,884
PSMC Trust, Series 2021-2, Class A3 SEQ, VRN, 2.50%, 5/25/51(2)	2,084,534	2,125,302
Sequoia Mortgage Trust, Series 2021-5, Class A4 SEQ, VRN, 2.50%, 7/25/51(2)	2,233,552	2,277,235
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(2)	858,669	875,700
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(2)	2,450,000	2,449,078
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.40%, 7/25/34	907,753	937,006
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	204,981	213,048
Wells Fargo Mortgage Backed Securities Trust, Series 2021-2, Class A3, VRN, 2.50%, 6/25/51(2)	4,225,000	4,324,023
		91,053,969
U.S. Government Agency Collateralized Mortgage Obligations — 1.6%
FHLMC, Series 2014-DN3, Class M3, VRN, 4.09%, (1-month LIBOR plus 4.00%), 8/25/24	1,166,267	1,195,821
FHLMC, Series 2015-HQ2, Class M3, VRN, 3.34%, (1-month LIBOR plus 3.25%), 5/25/25	454,083	460,428
FHLMC, Series 2016-DNA2, Class M3, VRN, 4.74%, (1-month LIBOR plus 4.65%), 10/25/28	2,444,483	2,539,871
FHLMC, Series 2019-DNA2, Class M2, VRN, 2.54%, (1-month LIBOR plus 2.45%), 3/25/49(2)	1,896,127	1,926,502
FHLMC, Series 2020-DNA3, Class M2, VRN, 3.09%, (1-month LIBOR plus 3.00%), 6/25/50(2)	1,321,645	1,328,307
FHLMC, Series 2020-HQA3, Class M2, VRN, 3.69%, (1-month LIBOR plus 3.60%), 7/25/50(2)	217,410	219,553
FHLMC, Series 3397, Class GF, VRN, 0.58%, (1-month LIBOR plus 0.50%), 12/15/37	492,475	497,195
FHLMC, Series 5123, Class HI, IO, 5.00%, 1/25/42	11,503,896	2,051,285
18

	Principal Amount	Value
FHLMC, Series 5146, Class DI, IO, 5.50%, 7/25/39	$6,755,422	$1,268,517
FNMA, Series 2013-C01, Class M2, VRN, 5.34%, (1-month LIBOR plus 5.25%), 10/25/23	1,763,812	1,836,178
FNMA, Series 2014-C01, Class M2, VRN, 4.49%, (1-month LIBOR plus 4.40%), 1/25/24	2,091,790	2,167,680
FNMA, Series 2014-C02, Class 2M2, VRN, 2.69%, (1-month LIBOR plus 2.60%), 5/25/24	972,912	984,867
FNMA, Series 2014-C04, Class 1M2, VRN, 4.99%, (1-month LIBOR plus 4.90%), 11/25/24	1,464,052	1,520,193
FNMA, Series 2015-C04, Class 1M2, VRN, 5.79%, (1-month LIBOR plus 5.70%), 4/25/28	3,921,862	4,144,486
FNMA, Series 2015-C04, Class 2M2, VRN, 5.64%, (1-month LIBOR plus 5.55%), 4/25/28	2,970,493	3,115,540
FNMA, Series 2016-C01, Class 2M2, VRN, 7.04%, (1-month LIBOR plus 6.95%), 8/25/28	3,320,094	3,526,292
FNMA, Series 2016-C06, Class 1M2, VRN, 4.34%, (1-month LIBOR plus 4.25%), 4/25/29	941,752	976,711
FNMA, Series 2017-C03, Class 1M2C, VRN, 3.09%, (1-month LIBOR plus 3.00%), 10/25/29	590,000	609,979
GNMA, Series 2007-5, Class FA, VRN, 0.23%, (1-month LIBOR plus 0.14%), 2/20/37	977,375	976,059
		31,345,464
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $121,141,060)		122,399,433
ASSET-BACKED SECURITIES — 5.1%
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(2)	4,156,250	4,171,392
Capital Automotive REIT, Series 2021-1A, Class A4 SEQ, 2.76%, 8/15/51(2)	4,100,000	4,016,078
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A SEQ, 2.74%, 8/15/41(2)	4,380,792	4,382,531
CLI Funding VI LLC, Series 2020-1A, Class A SEQ, 2.08%, 9/18/45(2)	2,469,750	2,489,838
Diamond Resorts Owner Trust, Series 2021-1A, Class A SEQ, 1.51%, 11/21/33(2)	4,410,327	4,424,518
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(2)	6,456,000	6,437,569
FirstKey Homes Trust, Series 2021-SFR1, Class D, 2.19%, 8/17/38(2)	4,650,000	4,638,836
FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.39%, 8/17/38(2)	5,300,000	5,269,069
Global SC Finance SRL, Series 2021-2A, Class A SEQ, 1.95%, 8/17/41(2)	6,445,146	6,463,979
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(2)	6,789,714	7,181,651
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(2)	3,781,271	3,850,905
Goodgreen Trust, Series 2021-1A, Class A SEQ, 2.66%, 10/15/56(2)	2,634,162	2,663,021
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(2)	8,405,456	8,470,682
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	1,323,462	1,334,731
Progress Residential Trust, Series 2021-SFR2, Class D, 2.20%, 4/19/38(2)	3,225,000	3,222,852
Progress Residential Trust, Series 2021-SFR3, Class C, 2.09%, 5/17/26(2)	2,800,000	2,807,125
19

	Principal Amount	Value
Progress Residential Trust, Series 2021-SFR8, Class E1, 2.38%, 10/17/38(2)	$4,428,000	$4,398,277
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(2)	1,675,504	1,687,101
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.79%, 11/20/37(2)	2,204,603	2,211,480
Slam Ltd., Series 2021-1A, Class A SEQ, 2.43%, 6/15/46(2)	3,125,470	3,137,359
Taco Bell Funding LLC, Series 2021-1A, Class A23 SEQ, 2.54%, 8/25/51(2)	5,800,000	5,818,699
TAL Advantage VII LLC, Series 2020-1A, Class A SEQ, 2.05%, 9/20/45(2)	2,416,500	2,438,389
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	2,502,607	2,501,443
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(2)	3,751,715	3,903,306
Wendy's Funding LLC, Series 2021-1A, Class A2I SEQ, 2.37%, 6/15/51(2)	4,089,750	4,141,727
TOTAL ASSET-BACKED SECURITIES (Cost $101,395,007)		102,062,558
MUNICIPAL SECURITIES — 1.8%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	1,039,000	1,570,719
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	1,993,000	2,105,814
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34(2)(3)	1,080,000	1,094,688
Grand Parkway Transportation Corp. Rev., 3.24%, 10/1/52	835,000	863,598
Houston GO, 3.96%, 3/1/47	1,410,000	1,656,163
Los Angeles Community College District GO, 6.75%, 8/1/49	870,000	1,471,792
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	1,075,000	1,544,020
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	935,000	1,369,062
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	2,700,000	2,744,327
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	1,030,000	1,683,358
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	2,215,000	2,276,488
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	550,000	653,759
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	1,210,000	1,764,784
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	525,000	734,181
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	1,045,000	1,125,297
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	1,495,000	2,009,158
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	870,000	1,204,790
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	872,000	1,250,724
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	870,000	965,936
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	870,000	1,202,611
San Jose Redevelopment Agency Successor Agency Tax Allocation, 3.375%, 8/1/34	1,000,000	1,091,032
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	870,000	1,078,609
State of California GO, 4.60%, 4/1/38	870,000	1,008,933
State of California GO, 7.55%, 4/1/39	870,000	1,467,696
State of California GO, 7.30%, 10/1/39	870,000	1,376,501
TOTAL MUNICIPAL SECURITIES (Cost $28,343,047)		35,314,040
20

	Principal Amount/Shares	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
BDS Ltd., Series 2021-FL8, Class C, VRN, 1.63%, (1-month LIBOR plus 1.55%), 1/18/36(2)	$2,400,000	$2,403,895
BDS Ltd., Series 2021-FL8, Class D, VRN, 1.98%, (1-month LIBOR plus 1.90%), 1/18/36(2)	2,100,000	2,103,411
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.67%, 3/11/44(2)	5,200,000	5,342,300
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, VRN, 2.50%, (1-month LIBOR plus 2.40%), 9/15/36(2)	6,000,000	6,023,786
BXMT, Ltd., Series 2020-FL2, Class C, VRN, 1.81%, (SOFR plus 1.76%), 2/15/38(2)	3,500,000	3,498,327
OPG Trust, Series 2021-PORT, Class E, VRN, 1.63%, (1-month LIBOR plus 1.53%), 10/15/36(2)(3)	6,686,000	6,630,506
PFP Ltd., Series 2021-8, Class C, VRN, 1.90%, (1-month LIBOR plus 1.80%), 8/9/37(2)	2,800,000	2,798,469
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $28,869,283)		28,800,694
EXCHANGE-TRADED FUNDS — 1.0%
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (Cost $20,121,013)	741,100	20,298,729
U.S. GOVERNMENT AGENCY SECURITIES — 0.8%
FNMA, 0.75%, 10/8/27	$8,724,000	8,497,150
FNMA, 6.625%, 11/15/30	4,500,000	6,429,470
Tennessee Valley Authority, 1.50%, 9/15/31	1,500,000	1,479,189
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $15,616,561)		16,405,809
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.5%
Chile†
Chile Government International Bond, 3.625%, 10/30/42	1,047,000	1,095,911
Panama — 0.1%
Panama Government International Bond, 6.70%, 1/26/36	1,483,000	1,977,410
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50	1,431,000	1,942,210
Philippines — 0.1%
Philippine Government International Bond, 6.375%, 10/23/34	1,605,000	2,219,723
Poland — 0.1%
Republic of Poland Government International Bond, 3.00%, 3/17/23	1,125,000	1,167,836
Uruguay — 0.1%
Uruguay Government International Bond, 4.375%, 10/27/27	855,000	982,403
Uruguay Government International Bond, 4.125%, 11/20/45	899,000	1,054,824
		2,037,227
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $9,070,998)		10,440,317
BANK LOAN OBLIGATIONS(4) — 0.1%
Pharmaceuticals — 0.1%
Horizon Therapeutics USA Inc., 2021 Term Loan B, 2.50%, (1-month LIBOR plus 2.00%), 3/15/28 (Cost $2,510,385)	2,507,400	2,505,833
PREFERRED STOCKS†
Banks†
M&T Bank Corp., 3.50%	443,000	440,785
21

	Principal Amount/Shares	Value
PNC Financial Services Group, Inc. (The), 3.40%	371,000	$371,000
TOTAL PREFERRED STOCKS (Cost $814,000)		811,785
TEMPORARY CASH INVESTMENTS — 3.9%
Credit Agricole Corporate and Investment Bank, 0.05%, 10/1/21(2)(5)	$10,000,000	9,999,988
Landesbank Baden-Wuerttemberg, 0.04%, 10/1/21(2)(5)	50,992,000	50,991,878
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 5/15/23, valued at $3,359,948), in a joint trading account at 0.02%, dated 9/30/21, due 10/1/21 (Delivery value $3,293,016)		3,293,014
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $11,196,630), at 0.01%, dated 9/30/21, due 10/1/21 (Delivery value $10,977,003)		10,977,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,508,213	3,508,213
TOTAL TEMPORARY CASH INVESTMENTS (Cost $78,770,227)		78,770,093
TOTAL INVESTMENT SECURITIES — 105.6% (Cost $2,093,280,993)		2,131,450,139
OTHER ASSETS AND LIABILITIES — (5.6)%		(113,405,015)
TOTAL NET ASSETS — 100.0%		$2,018,045,124

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	507	December 2021	$111,567,727	$(87,153)
U.S. Treasury 5-Year Notes	1,498	December 2021	183,867,798	(1,091,191)
U.S. Treasury Ultra Bonds	29	December 2021	5,540,812	(243,384)
			$300,976,337	$(1,421,728)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	121	December 2021	$15,924,734	$(1,321)
U.S. Treasury 10-Year Ultra Notes	45	December 2021	6,536,250	56,991
			$22,460,984	$55,670
^Amount represents value and unrealized appreciation (depreciation).

22

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$6,500,000	$(552)	$406,757	$406,205
CPURNSA	Receive	1.77%	8/5/24	$24,500,000	(699)	1,538,268	1,537,569
CPURNSA	Receive	2.34%	2/5/26	$4,000,000	120	197,883	198,003
CPURNSA	Receive	2.33%	2/8/26	$21,000,000	628	1,040,893	1,041,521
CPURNSA	Receive	2.30%	2/24/26	$20,500,000	625	1,030,786	1,031,411
CPURNSA	Receive	2.40%	2/9/31	$10,500,000	613	547,056	547,669
					$735	$4,761,643	$4,762,378

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $4,361,081.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $583,411,844, which represented 28.9% of total net assets. Of these securities, 3.8% of total net assets were deemed illiquid under policies approved by the Board of Trustees.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(5)The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.
23

Statement of Assets and Liabilities

SEPTEMBER 30, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,093,280,993)	$2,131,450,139
Receivable for investments sold	63,194,870
Receivable for capital shares sold	2,120,995
Receivable for variation margin on futures contracts	90,580
Interest and dividends receivable	7,777,503
2,204,634,087

Liabilities
Disbursements in excess of demand deposit cash	325
Payable for investments purchased	184,491,513
Payable for capital shares redeemed	1,179,321
Payable for variation margin on swap agreements	21,692
Accrued management fees	783,139
Distribution and service fees payable	30,903
Dividends payable	82,070
186,588,963

Net Assets	$2,018,045,124

Net Assets Consist of:
Capital paid in	$1,955,144,156
Distributable earnings	62,900,968
$2,018,045,124

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$804,454,815	72,351,707	$11.12
I Class	$833,672,396	74,953,323	$11.12
Y Class	$131,583,454	11,828,628	$11.12
A Class	$97,517,922	8,769,240	$11.12*
C Class	$9,814,256	883,498	$11.11
R Class	$5,990,304	538,892	$11.12
R5 Class	$5,907	531	$11.12
R6 Class	$135,006,070	12,132,558	$11.13
*Maximum offering price $11.64 (net asset value divided by 0.955).

See Notes to Financial Statements.
24

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$19,809,724
Dividends	403,947
20,213,671

Expenses:
Management fees	4,788,010
Distribution and service fees:
A Class	128,088
C Class	51,477
R Class	16,502
Trustees' fees and expenses	67,726
Other expenses	1,776
5,053,579

Net investment income (loss)	15,160,092

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	24,712,288
Futures contract transactions	(612,381)
Swap agreement transactions	52,014
24,151,921

Change in net unrealized appreciation (depreciation) on:
Investments	5,842,210
Futures contracts	(1,669,545)
Swap agreements	3,035,116
7,207,781

Net realized and unrealized gain (loss)	31,359,702

Net Increase (Decrease) in Net Assets Resulting from Operations	$46,519,794

See Notes to Financial Statements.
25

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED) AND YEAR ENDED MARCH 31, 2021
Increase (Decrease) in Net Assets	September 30, 2021	March 31, 2021
Operations
Net investment income (loss)	$15,160,092	$33,500,304
Net realized gain (loss)	24,151,921	70,856,941
Change in net unrealized appreciation (depreciation)	7,207,781	(30,905,306)
Net increase (decrease) in net assets resulting from operations	46,519,794	73,451,939

Distributions to Shareholders
From earnings:
Investor Class	(6,193,176)	(35,886,995)
I Class	(7,327,849)	(38,275,535)
Y Class	(1,260,647)	(4,130,102)
A Class	(664,254)	(4,528,612)
C Class	(28,030)	(482,941)
R Class	(34,686)	(281,678)
R5 Class	(3,939)	(29,719)
R6 Class	(1,182,656)	(5,706,293)
Decrease in net assets from distributions	(16,695,237)	(89,321,875)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(9,583,062)	(299,114,865)

Net increase (decrease) in net assets	20,241,495	(314,984,801)

Net Assets
Beginning of period	1,997,803,629	2,312,788,430
End of period	$2,018,045,124	$1,997,803,629

See Notes to Financial Statements.
26

Notes to Financial Statements

SEPTEMBER 30, 2021 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Diversified Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek a high level of income by investing in non-money market debt securities.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

27

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

28

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 20% of the shares of the fund.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

29

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2021 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2925% to 0.4100%	0.2500% to 0.3100%	0.58%
I Class		0.0500% to 0.1100%	0.38%
Y Class		0.0200% to 0.0800%	0.35%
A Class		0.2500% to 0.3100%	0.58%
C Class		0.2500% to 0.3100%	0.58%
R Class		0.2500% to 0.3100%	0.58%
R5 Class		0.0500% to 0.1100%	0.38%
R6 Class		0.0000% to 0.0600%	0.33%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2021 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2021 totaled $2,515,090,206, of which $1,657,818,614 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2021 totaled $2,555,235,564, of which $1,858,963,942 represented U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2021		Year ended March 31, 2021
	Shares	Amount	Shares	Amount
Investor Class
Sold	7,594,659	$83,989,268	16,919,411	$192,879,079
Issued in reinvestment of distributions	548,966	6,109,258	3,086,925	35,003,859
Redeemed	(4,326,272)	(48,084,483)	(68,859,673)	(791,766,691)
	3,817,353	42,014,043	(48,853,337)	(563,883,753)
I Class
Sold	7,354,244	82,000,413	49,547,285	569,519,272
Issued in reinvestment of distributions	620,007	6,900,168	3,156,377	35,753,539
Redeemed	(12,490,620)	(138,708,929)	(31,661,005)	(361,186,316)
	(4,516,369)	(49,808,348)	21,042,657	244,086,495
Y Class
Sold	4,307,909	47,615,190	6,551,261	74,339,102
Issued in reinvestment of distributions	113,284	1,260,601	364,874	4,130,102
Redeemed	(3,116,199)	(34,790,247)	(2,929,316)	(33,077,133)
	1,304,994	14,085,544	3,986,819	45,392,071
A Class
Sold	722,479	8,054,854	2,068,135	23,513,658
Issued in reinvestment of distributions	56,181	625,104	371,917	4,211,069
Redeemed	(2,398,183)	(26,630,258)	(2,761,797)	(31,333,659)
	(1,619,523)	(17,950,300)	(321,745)	(3,608,932)
C Class
Sold	43,935	488,877	198,182	2,271,902
Issued in reinvestment of distributions	2,434	27,040	41,377	467,444
Redeemed	(126,657)	(1,408,315)	(914,903)	(10,352,346)
	(80,288)	(892,398)	(675,344)	(7,613,000)
R Class
Sold	55,817	619,802	261,777	2,985,587
Issued in reinvestment of distributions	3,081	34,260	24,843	281,140
Redeemed	(183,995)	(2,044,761)	(272,327)	(3,097,481)
	(125,097)	(1,390,699)	14,293	169,246
R5 Class
Sold	2,083	23,050	10,698	123,030
Issued in reinvestment of distributions	349	3,878	2,623	29,719
Redeemed	(59,266)	(666,793)	(11,297)	(128,070)
	(56,834)	(639,865)	2,024	24,679
R6 Class
Sold	1,694,963	18,864,144	4,368,599	49,669,533
Issued in reinvestment of distributions	104,340	1,161,932	496,696	5,631,995
Redeemed	(1,350,141)	(15,027,115)	(6,095,272)	(68,983,199)
	449,162	4,998,961	(1,229,977)	(13,681,671)
Net increase (decrease)	(826,602)	$(9,583,062)	(26,034,610)	$(299,114,865)

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$738,498,340	—
Corporate Bonds	—	581,011,002	—
U.S. Government Agency Mortgage-Backed Securities	—	220,354,576	—
Collateralized Loan Obligations	—	173,776,930	—
Collateralized Mortgage Obligations	—	122,399,433	—
Asset-Backed Securities	—	102,062,558	—
Municipal Securities	—	35,314,040	—
Commercial Mortgage-Backed Securities	—	28,800,694	—
Exchange-Traded Funds	$20,298,729	—	—
U.S. Government Agency Securities	—	16,405,809	—
Sovereign Governments and Agencies	—	10,440,317	—
Bank Loan Obligations	—	2,505,833	—
Preferred Stocks	—	811,785	—
Temporary Cash Investments	3,508,213	75,261,880	—
	$23,806,942	$2,107,643,197	—
Other Financial Instruments
Futures Contracts	$56,991	—	—
Swap Agreements	—	$4,762,378	—
	$56,991	$4,762,378	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,423,049	—	—

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7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $43,333,333.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $153,899,918 futures contracts purchased and $40,302,765 futures contracts sold.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $98,333,333.

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Value of Derivative Instruments as of September 30, 2021

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Interest Rate Risk	Receivable for variation margin on futures contracts*	$90,580	Payable for variation margin on futures contracts*	—
Other Contracts	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$21,692
		$90,580		$21,692
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2021

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(660,875)	Change in net unrealized appreciation (depreciation) on swap agreements	—
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(612,381)	Change in net unrealized appreciation (depreciation) on futures contracts	$(1,669,545)
Other Contracts	Net realized gain (loss) on swap agreement transactions	712,889	Change in net unrealized appreciation (depreciation) on swap agreements	3,035,116
		$(560,367)		$1,365,571

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. However, LIBOR is expected to be phased out and the transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,094,239,730
Gross tax appreciation of investments	$46,464,967
Gross tax depreciation of investments	(9,254,558)
Net tax appreciation (depreciation) of investments	$37,210,409

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$10.96	0.08	0.17	0.25	(0.09)	—	—	(0.09)	$11.12	2.25%	0.59%(4)	1.39%(4)	119%	$804,455
2021	$11.10	0.17	0.17	0.34	(0.17)	(0.31)	—	(0.48)	$10.96	2.95%	0.60%	1.42%	238%	$750,959
2020	$10.61	0.26	0.50	0.76	(0.27)	—	—	(0.27)	$11.10	7.18%	0.60%	2.40%	82%	$1,302,958
2019	$10.54	0.29	0.03	0.32	(0.23)	—	(0.02)	(0.25)	$10.61	3.15%	0.60%	2.80%	184%	$1,646,934
2018	$10.68	0.23	(0.14)	0.09	(0.23)	—	—	(0.23)	$10.54	0.86%	0.60%	2.19%	179%	$2,742,374
2017	$10.88	0.22	(0.17)	0.05	(0.24)	(0.01)	—	(0.25)	$10.68	0.51%	0.60%	2.02%	133%	$2,895,840
I Class
2021(3)	$10.96	0.09	0.17	0.26	(0.10)	—	—	(0.10)	$11.12	2.35%	0.39%(4)	1.59%(4)	119%	$833,672
2021	$11.10	0.18	0.18	0.36	(0.19)	(0.31)	—	(0.50)	$10.96	3.06%	0.40%	1.62%	238%	$871,066
2020	$10.62	0.28	0.49	0.77	(0.29)	—	—	(0.29)	$11.10	7.39%	0.40%	2.60%	82%	$648,832
2019	$10.54	0.31	0.04	0.35	(0.24)	—	(0.03)	(0.27)	$10.62	3.43%	0.40%	3.00%	184%	$993,543
2018	$10.68	0.25	(0.13)	0.12	(0.26)	—	—	(0.26)	$10.54	1.06%	0.40%	2.39%	179%	$2,296,395
2017	$10.88	0.24	(0.16)	0.08	(0.27)	(0.01)	—	(0.28)	$10.68	0.71%	0.40%	2.22%	133%	$2,801,686

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2021(3)	$10.96	0.09	0.17	0.26	(0.10)	—	—	(0.10)	$11.12	2.36%	0.36%(4)	1.62%(4)	119%	$131,583
2021	$11.11	0.18	0.17	0.35	(0.19)	(0.31)	—	(0.50)	$10.96	3.09%	0.37%	1.65%	238%	$115,357
2020	$10.62	0.29	0.49	0.78	(0.29)	—	—	(0.29)	$11.11	7.42%	0.37%	2.63%	82%	$72,594
2019	$10.54	0.31	0.04	0.35	(0.24)	—	(0.03)	(0.27)	$10.62	3.46%	0.37%	3.03%	184%	$152,412
2018(5)	$10.70	0.26	(0.17)	0.09	(0.25)	—	—	(0.25)	$10.54	0.84%	0.37%(4)	2.52%(4)	179%(6)	$603,691
A Class
2021(3)	$10.96	0.06	0.17	0.23	(0.07)	—	—	(0.07)	$11.12	2.12%	0.84%(4)	1.14%(4)	119%	$97,518
2021	$11.10	0.13	0.18	0.31	(0.14)	(0.31)	—	(0.45)	$10.96	2.69%	0.85%	1.17%	238%	$113,848
2020	$10.62	0.23	0.49	0.72	(0.24)	—	—	(0.24)	$11.10	6.81%	0.85%	2.15%	82%	$118,924
2019	$10.54	0.27	0.04	0.31	(0.21)	—	(0.02)	(0.23)	$10.62	3.02%	0.85%	2.55%	184%	$98,899
2018	$10.68	0.20	(0.13)	0.07	(0.21)	—	—	(0.21)	$10.54	0.61%	0.85%	1.94%	179%	$196,563
2017	$10.89	0.19	(0.17)	0.02	(0.22)	(0.01)	—	(0.23)	$10.68	0.17%	0.85%	1.77%	133%	$414,571
C Class
2021(3)	$10.95	0.02	0.17	0.19	(0.03)	—	—	(0.03)	$11.11	1.74%	1.59%(4)	0.39%(4)	119%	$9,814
2021	$11.09	0.05	0.17	0.22	(0.05)	(0.31)	—	(0.36)	$10.95	1.93%	1.60%	0.42%	238%	$10,550
2020	$10.61	0.15	0.49	0.64	(0.16)	—	—	(0.16)	$11.09	6.02%	1.60%	1.40%	82%	$18,182
2019	$10.54	0.19	0.04	0.23	(0.14)	—	(0.02)	(0.16)	$10.61	2.24%	1.60%	1.80%	184%	$31,481
2018	$10.68	0.13	(0.14)	(0.01)	(0.13)	—	—	(0.13)	$10.54	(0.14)%	1.60%	1.19%	179%	$48,386
2017	$10.89	0.11	(0.17)	(0.06)	(0.14)	(0.01)	—	(0.15)	$10.68	(0.57)%	1.60%	1.02%	133%	$66,394

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2021(3)	$10.95	0.05	0.18	0.23	(0.06)	—	—	(0.06)	$11.12	1.99%	1.09%(4)	0.89%(4)	119%	$5,990
2021	$11.10	0.10	0.17	0.27	(0.11)	(0.31)	—	(0.42)	$10.95	2.44%	1.10%	0.92%	238%	$7,274
2020	$10.61	0.21	0.49	0.70	(0.21)	—	—	(0.21)	$11.10	6.65%	1.10%	1.90%	82%	$7,211
2019	$10.54	0.24	0.04	0.28	(0.19)	—	(0.02)	(0.21)	$10.61	2.69%	1.10%	2.30%	184%	$8,748
2018	$10.68	0.18	(0.14)	0.04	(0.18)	—	—	(0.18)	$10.54	0.36%	1.10%	1.69%	179%	$11,186
2017	$10.89	0.16	(0.17)	(0.01)	(0.19)	(0.01)	—	(0.20)	$10.68	(0.08)%	1.10%	1.52%	133%	$14,318
R5 Class
2021(3)	$10.96	0.09	0.17	0.26	(0.10)	—	—	(0.10)	$11.12	2.35%	0.39%(4)	1.59%(4)	119%	$6
2021	$11.10	0.18	0.18	0.36	(0.19)	(0.31)	—	(0.50)	$10.96	3.15%	0.40%	1.62%	238%	$629
2020	$10.62	0.28	0.49	0.77	(0.29)	—	—	(0.29)	$11.10	7.29%	0.40%	2.60%	82%	$615
2019	$10.54	0.32	0.03	0.35	(0.24)	—	(0.03)	(0.27)	$10.62	3.45%	0.40%	3.00%	184%	$419
2018(5)	$10.70	0.26	(0.17)	0.09	(0.25)	—	—	(0.25)	$10.54	0.81%	0.40%(4)	2.46%(4)	179%(6)	$212
R6 Class
2021(3)	$10.97	0.09	0.17	0.26	(0.10)	—	—	(0.10)	$11.13	2.37%	0.34%(4)	1.64%(4)	119%	$135,006
2021	$11.11	0.19	0.17	0.36	(0.19)	(0.31)	—	(0.50)	$10.97	3.20%	0.35%	1.67%	238%	$128,121
2020	$10.63	0.29	0.48	0.77	(0.29)	—	—	(0.29)	$11.11	7.34%	0.35%	2.65%	82%	$143,473
2019	$10.54	0.32	0.05	0.37	(0.25)	—	(0.03)	(0.28)	$10.63	3.58%	0.35%	3.05%	184%	$301,853
2018	$10.68	0.26	(0.14)	0.12	(0.26)	—	—	(0.26)	$10.54	1.11%	0.35%	2.44%	179%	$290,390
2017	$10.89	0.24	(0.17)	0.07	(0.27)	(0.01)	—	(0.28)	$10.68	0.67%	0.35%	2.27%	133%	$304,836

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2021 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through March 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 16, 2021, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary service levels and quality, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided and to be provided by the Advisor and its affiliates to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans, COVID-19 pandemic response, vendor management practices, and social justice initiatives;
•the Advisor’s business continuity plans and cyber security practices;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.
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In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the
40

one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.
41

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

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Change in Independent Registered Public Accounting Firm

On June 16, 2021, the fund’s Audit and Compliance Committee and Board of Trustees approved a change to the fund’s independent registered public accountant. PricewaterhouseCoopers LLP resigned and Deloitte & Touche LLP was appointed as the independent registered public accounting firm for the fiscal year ending March 31, 2022.

During the fiscal years ended March 31, 2020 and March 31, 2021 and the subsequent interim period through June 16, 2021, there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to their satisfaction would have caused them to make reference to the subject matter of the disagreements in connection with their reports or reportable events, as such term is described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended. The audit reports of PricewaterhouseCoopers LLP on the financial statements of the fund for the fiscal years ended March 31, 2020 and March 31, 2021, did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.

During the fiscal years ended March 31, 2020 and March 31, 2021 and the subsequent interim period through June 16, 2021, neither the fund, nor anyone on its behalf, consulted with Deloitte & Touche LLP, on behalf of the fund, regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the fund’s financial statements, or any matter that was either the subject of a disagreement or a reportable event, as such terms are described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended.

The fund requested that PricewaterhouseCoopers LLP furnish it with a letter addressed to the Securities and Exchange Commission stating whether PricewaterhouseCoopers LLP agrees with the statements contained above. A copy of the letter from PricewaterhouseCoopers LLP to the Securities and Exchange Commission is filed as an exhibit hereto.
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Contact Us	americancentury.com
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American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90814 2111

Semiannual Report

September 30, 2021

High Income Fund
Investor Class (AHIVX)
I Class (AHIIX)
Y Class (NPHIX)
A Class (AHIAX)
R5 Class (AHIEX)
R6 Class (AHIDX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks, Bonds Advanced Amid Growing Concerns

Broad market sentiment was upbeat to start the period. Investors generally looked beyond pandemic-related challenges to improving growth and corporate earnings data. Ongoing support from leading central banks and governments helped maintain investor confidence in the financial markets and strengthen the overall global economic outlook.

However, a summer surge in COVID-19 cases arising from the delta variant triggered worries about the recovery’s sustainability. Most economic and corporate earnings data remained favorable, but the labor market was a notable exception. Despite record job openings, job growth remained weak, complicating reopening efforts for many businesses.

In this climate, U.S. Treasury yields generally declined through early August. From there, yields rose amid soaring inflation triggered by mounting supply chain disruptions and rising energy and housing prices. Congressional debate on the debt ceiling and the $3.5 trillion "human infrastructure" bill added to inflation worries. Year-over-year headline inflation reached 5.4% in September, matching a 13-year high.

Meanwhile, in September, the Federal Reserve hinted it may start scaling back its monetary support by year-end. This prompted a spike in Treasury yields and a sell-off among stocks. A credit crisis in China’s troubled property sector also weighed on stocks. Overall, though, strong performance in the first half of the reporting period led to positive six-month returns for most broad stock and bond indices.

Several Factors Shaping Market Dynamics

The return to pre-pandemic life is progressing, albeit somewhat cautiously due to COVID-19’s delta variant. As the economy and markets respond to this fluid backdrop, investors will face opportunities and ongoing challenges. Economic growth, inflation, the virus’s trajectory, supply chain normalization and fiscal and monetary policy likely will sway market dynamics.
We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

SEPTEMBER 30, 2021
Types of Investments in Portfolio	% of net assets
Corporate Bonds	90.2%
Preferred Stocks	1.7%
Bank Loan Obligations	0.6%
Common Stocks	0.3%
Escrow Interests	—*
Warrants	—*
Convertible Bonds	—*
Rights	—*
Temporary Cash Investments	7.8%
Other Assets and Liabilities	(0.6)%
*Category is less than 0.05% of total net assets.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2021 to September 30, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period(1) 4/1/21 - 9/30/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,036.20	$3.98	0.78%
I Class	$1,000	$1,037.70	$3.47	0.68%
Y Class	$1,000	$1,038.20	$2.96	0.58%
A Class	$1,000	$1,034.90	$5.25	1.03%
R5 Class	$1,000	$1,038.20	$2.96	0.58%
R6 Class	$1,000	$1,038.50	$2.71	0.53%
Hypothetical
Investor Class	$1,000	$1,021.16	$3.95	0.78%
I Class	$1,000	$1,021.66	$3.45	0.68%
Y Class	$1,000	$1,022.16	$2.94	0.58%
A Class	$1,000	$1,019.90	$5.22	1.03%
R5 Class	$1,000	$1,022.16	$2.94	0.58%
R6 Class	$1,000	$1,022.41	$2.69	0.53%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments
SEPTEMBER 30, 2021 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 90.2%
Aerospace and Defense — 1.8%
Bombardier, Inc., 7.50%, 12/1/24(1)	$2,105,000	$2,191,831
Bombardier, Inc., 7.50%, 3/15/25(1)	427,000	436,608
Bombardier, Inc., 7.875%, 4/15/27(1)	1,025,000	1,063,924
BWX Technologies, Inc., 4.125%, 4/15/29(1)	450,000	461,250
F-Brasile SpA / F-Brasile US LLC, 7.375%, 8/15/26(1)	400,000	412,500
Howmet Aerospace, Inc., 5.125%, 10/1/24	650,000	717,632
Howmet Aerospace, Inc., 5.90%, 2/1/27	695,000	817,494
Howmet Aerospace, Inc., 5.95%, 2/1/37	1,750,000	2,182,049
Spirit AeroSystems, Inc., 5.50%, 1/15/25(1)	325,000	344,094
Spirit AeroSystems, Inc., 7.50%, 4/15/25(1)	625,000	662,500
Spirit AeroSystems, Inc., 4.60%, 6/15/28	1,225,000	1,217,485
TransDigm, Inc., 8.00%, 12/15/25(1)	275,000	293,563
TransDigm, Inc., 6.375%, 6/15/26	1,100,000	1,136,201
TransDigm, Inc., 7.50%, 3/15/27	1,850,000	1,940,187
TransDigm, Inc., 5.50%, 11/15/27	4,100,000	4,218,121
TransDigm, Inc., 4.625%, 1/15/29	825,000	825,000
TransDigm, Inc., 4.875%, 5/1/29	1,425,000	1,430,087
Triumph Group, Inc., 8.875%, 6/1/24(1)	231,000	254,389
Triumph Group, Inc., 6.25%, 9/15/24(1)	125,000	125,123
Triumph Group, Inc., 7.75%, 8/15/25	425,000	420,977
		21,151,015
Air Freight and Logistics — 0.1%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)	400,000	414,100
Western Global Airlines LLC, 10.375%, 8/15/25(1)	575,000	644,920
		1,059,020
Airlines — 1.0%
Air Canada, 3.875%, 8/15/26(1)	125,000	126,288
American Airlines, Inc., 11.75%, 7/15/25(1)	2,050,000	2,539,437
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	625,000	657,813
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(1)	925,000	997,844
Delta Air Lines, Inc., 3.625%, 3/15/22	400,000	403,568
Delta Air Lines, Inc., 3.80%, 4/19/23	350,000	364,442
Delta Air Lines, Inc., 7.00%, 5/1/25(1)	263,000	306,824
Delta Air Lines, Inc., 7.375%, 1/15/26	275,000	324,123
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(1)	500,000	535,147
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(1)	650,000	725,152
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(1)	975,000	1,021,312
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	375,000	408,266
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.00%, 9/20/25(1)	330,000	370,508
United Airlines Holdings, Inc., 4.25%, 10/1/22	475,000	484,945
United Airlines Holdings, Inc., 5.00%, 2/1/24	50,000	51,588

	Principal Amount/Shares	Value
United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/29	$347,803	$389,915
United Airlines, Inc., 4.375%, 4/15/26(1)	575,000	590,813
United Airlines, Inc., 4.625%, 4/15/29(1)	1,075,000	1,112,302
Virgin Australia Holdings Pty Ltd., 8.125%, 11/15/24(1)(2)(3)	200,000	16,000
		11,426,287
Auto Components — 1.8%
Adient Global Holdings Ltd., 4.875%, 8/15/26(1)	575,000	589,387
Adient US LLC, 9.00%, 4/15/25(1)	1,075,000	1,162,344
Clarios Global LP, 6.75%, 5/15/25(1)	558,000	589,388
Clarios Global LP / Clarios US Finance Co., 8.50%, 5/15/27(1)	1,700,000	1,810,500
Cooper-Standard Automotive, Inc., 13.00%, 6/1/24(1)	850,000	937,975
Cooper-Standard Automotive, Inc., 5.625%, 11/15/26(1)	100,000	81,790
Dana, Inc., 4.25%, 9/1/30	625,000	643,562
Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28(1)	500,000	524,276
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(1)(4)	2,300,000	2,302,875
Goodyear Tire & Rubber Co. (The), 9.50%, 5/31/25	2,700,000	2,966,625
Goodyear Tire & Rubber Co. (The), 5.00%, 5/31/26	425,000	436,688
Goodyear Tire & Rubber Co. (The), 5.00%, 7/15/29(1)	850,000	903,125
Goodyear Tire & Rubber Co. (The), 5.25%, 7/15/31(1)	1,025,000	1,092,906
Goodyear Tire & Rubber Co. (The), 5.625%, 4/30/33	525,000	572,906
Patrick Industries, Inc., 7.50%, 10/15/27(1)	943,000	1,020,152
Patrick Industries, Inc., 4.75%, 5/1/29(1)	875,000	893,594
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)	350,000	363,592
Tenneco, Inc., 5.375%, 12/15/24	250,000	249,618
Tenneco, Inc., 5.00%, 7/15/26	1,325,000	1,306,887
Tenneco, Inc., 7.875%, 1/15/29(1)	1,425,000	1,592,437
Tenneco, Inc., 5.125%, 4/15/29(1)	1,150,000	1,177,312
Wheel Pros, Inc., 6.50%, 5/15/29(1)	775,000	750,785
		21,968,724
Automobiles — 2.4%
Ford Motor Co., 8.50%, 4/21/23	3,150,000	3,468,748
Ford Motor Co., 9.00%, 4/22/25	3,250,000	3,912,285
Ford Motor Co., 4.75%, 1/15/43	634,000	665,307
Ford Motor Co., 5.29%, 12/8/46	700,000	780,500
Ford Motor Credit Co. LLC, 4.14%, 2/15/23	575,000	590,209
Ford Motor Credit Co. LLC, 4.375%, 8/6/23	600,000	625,566
Ford Motor Credit Co. LLC, 3.37%, 11/17/23	400,000	410,460
Ford Motor Credit Co. LLC, 4.06%, 11/1/24	200,000	210,548
Ford Motor Credit Co. LLC, 4.69%, 6/9/25	400,000	428,500
Ford Motor Credit Co. LLC, 5.125%, 6/16/25	2,025,000	2,202,187
Ford Motor Credit Co. LLC, 4.13%, 8/4/25	400,000	423,500
Ford Motor Credit Co. LLC, 3.375%, 11/13/25	800,000	823,000
Ford Motor Credit Co. LLC, 4.54%, 8/1/26	600,000	647,748
Ford Motor Credit Co. LLC, 2.70%, 8/10/26	600,000	601,950
Ford Motor Credit Co. LLC, 4.27%, 1/9/27	400,000	426,172
Ford Motor Credit Co. LLC, 3.82%, 11/2/27	200,000	207,750
Ford Motor Credit Co. LLC, 5.11%, 5/3/29	3,875,000	4,335,156
Ford Motor Credit Co. LLC, 4.00%, 11/13/30	1,300,000	1,353,625
Ford Motor Credit Co. LLC, 3.625%, 6/17/31	1,175,000	1,183,813
Jaguar Land Rover Automotive plc, 7.75%, 10/15/25(1)	1,200,000	1,296,840
Jaguar Land Rover Automotive plc, 5.875%, 1/15/28(1)	800,000	804,416

	Principal Amount/Shares	Value
Jaguar Land Rover Automotive plc, 5.50%, 7/15/29(1)	$800,000	$780,872
Mclaren Finance plc, 7.50%, 8/1/26(1)	600,000	610,491
PM General Purchaser LLC, 9.50%, 10/1/28(1)	800,000	845,840
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	975,000	1,051,820
		28,687,303
Banks†
UniCredit SpA, VRN, 5.46%, 6/30/35(1)	400,000	441,661
Beverages — 0.2%
Primo Water Holdings, Inc., 4.375%, 4/30/29(1)	950,000	948,675
Triton Water Holdings, Inc., 6.25%, 4/1/29(1)	1,125,000	1,144,687
		2,093,362
Biotechnology — 0.1%
Grifols Escrow Issuer SA, 4.75%, 10/15/28(1)(4)	600,000	613,800
HCRX Investments Holdco LP, 4.50%, 8/1/29(1)	600,000	603,753
		1,217,553
Building Products — 0.9%
Advanced Drainage Systems, Inc., 5.00%, 9/30/27(1)	175,000	183,020
APi Group DE, Inc., 4.125%, 7/15/29(1)	1,325,000	1,300,130
Builders FirstSource, Inc., 6.75%, 6/1/27(1)	1,922,000	2,039,723
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	650,000	693,472
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	975,000	998,156
Cornerstone Building Brands, Inc., 6.125%, 1/15/29(1)	575,000	611,929
CP Atlas Buyer, Inc., 7.00%, 12/1/28(1)	1,175,000	1,179,553
Griffon Corp., 5.75%, 3/1/28	1,425,000	1,498,031
Jeld-Wen, Inc., 6.25%, 5/15/25(1)	425,000	449,967
Jeld-Wen, Inc., 4.625%, 12/15/25(1)	300,000	305,099
Masonite International Corp., 5.375%, 2/1/28(1)	125,000	131,781
PGT Innovations, Inc., 4.375%, 10/1/29(1)	1,050,000	1,059,193
Victors Merger Corp., 6.375%, 5/15/29(1)	775,000	743,279
		11,193,333
Capital Markets — 1.5%
AG Issuer LLC, 6.25%, 3/1/28(1)	1,525,000	1,601,540
Coinbase Global, Inc., 3.375%, 10/1/28(1)	225,000	216,468
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	800,000	838,000
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.75%, 2/1/24	175,000	177,406
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.75%, 9/15/24	3,524,000	3,669,365
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.375%, 12/15/25	150,000	154,087
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 5/15/26	2,175,000	2,275,594
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27	3,467,000	3,601,346
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.375%, 2/1/29	700,000	700,000
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	1,575,000	1,618,029
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	175,000	179,781
MSCI, Inc., 4.00%, 11/15/29(1)	350,000	370,982
MSCI, Inc., 3.625%, 11/1/31(1)	850,000	885,594
NFP Corp., 4.875%, 8/15/28(1)	375,000	381,844
NFP Corp., 6.875%, 8/15/28(1)	1,375,000	1,405,814
		18,075,850

	Principal Amount/Shares	Value
Chemicals — 2.4%
Avient Corp., 5.75%, 5/15/25(1)	$475,000	$501,125
Consolidated Energy Finance SA, 6.50%, 5/15/26(1)	250,000	259,174
Cornerstone Chemical Co., 6.75%, 8/15/24(1)	175,000	149,042
CVR Partners LP / CVR Nitrogen Finance Corp., 6.125%, 6/15/28(1)	450,000	472,500
Diamond BC BV, 4.625%, 10/1/29(1)	700,000	711,385
FXI Holdings, Inc., 7.875%, 11/1/24(1)	2,314,000	2,363,172
FXI Holdings, Inc., 12.25%, 11/15/26(1)	1,680,000	1,909,664
Herens Holdco Sarl, 4.75%, 5/15/28(1)	600,000	603,750
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 7/1/28(1)	225,000	248,358
Innophos Holdings, Inc., 9.375%, 2/15/28(1)	575,000	622,288
Iris Holdings, Inc., 8.75% Cash or 9.50% PIK, 2/15/26(1)(5)	725,000	740,113
LSB Industries, Inc., 6.25%, 10/15/28(1)(4)	400,000	404,000
LSF11 A5 HoldCo LLC, 6.625%, 10/15/29(1)(4)	325,000	331,533
Methanex Corp., 5.125%, 10/15/27	350,000	378,875
Minerals Technologies, Inc., 5.00%, 7/1/28(1)	400,000	415,500
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	850,000	894,094
NOVA Chemicals Corp., 4.25%, 5/15/29(1)	350,000	350,438
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.75%, 4/30/26(1)	125,000	128,438
OCI NV, 5.25%, 11/1/24(1)	360,000	370,746
OCI NV, 4.625%, 10/15/25(1)	360,000	378,648
Olin Corp., 5.625%, 8/1/29	1,450,000	1,595,899
Olin Corp., 5.00%, 2/1/30	650,000	688,187
Olympus Water US Holding Corp., 6.25%, 10/1/29(1)(4)	200,000	198,440
Polar US Borrower LLC / Schenectady International Group, Inc., 6.75%, 5/15/26(1)	775,000	780,824
SCIH Salt Holdings, Inc., 4.875%, 5/1/28(1)	1,400,000	1,408,750
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(1)	1,250,000	1,201,587
Scotts Miracle-Gro Co. (The), 4.00%, 4/1/31(1)	1,375,000	1,374,134
SPCM SA, 3.125%, 3/15/27(1)	400,000	400,980
TPC Group, Inc., 10.50%, 8/1/24(1)	575,000	532,781
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	2,116,000	2,150,385
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 4/1/29(1)	1,050,000	1,059,219
Tronox, Inc., 6.50%, 5/1/25(1)	700,000	735,644
Tronox, Inc., 4.625%, 3/15/29(1)	1,475,000	1,469,469
Unifrax Escrow Issuer Corp., 5.25%, 9/30/28(1)	175,000	177,406
Unifrax Escrow Issuer Corp., 7.50%, 9/30/29(1)	300,000	307,806
WR Grace Holdings LLC, 4.875%, 6/15/27(1)	625,000	643,750
WR Grace Holdings LLC, 5.625%, 8/15/29(1)	1,575,000	1,626,203
		28,584,307
Commercial Services and Supplies — 2.0%
ADT Security Corp. (The), 4.125%, 8/1/29(1)	725,000	721,477
ADT Security Corp. (The), 4.875%, 7/15/32(1)	875,000	883,750
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 7/15/26(1)	1,575,000	1,667,185
Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.75%, 7/15/27(1)	2,000,000	2,178,450
Allied Universal Holdco LLC / Allied Universal Finance Corp., 4.625%, 6/1/28(1)	800,000	799,760

	Principal Amount/Shares	Value
Allied Universal Holdco LLC / Allied Universal Finance Corp., 4.625%, 6/1/28(1)	$800,000	$798,504
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.00%, 6/1/29(1)	1,372,000	1,355,701
APX Group, Inc., 5.75%, 7/15/29(1)	1,000,000	988,450
Covanta Holding Corp., 5.00%, 9/1/30	550,000	556,209
Garda World Security Corp., 6.00%, 6/1/29(1)	2,175,000	2,134,034
GFL Environmental, Inc., 4.00%, 8/1/28(1)	375,000	372,656
IAA, Inc., 5.50%, 6/15/27(1)	300,000	313,875
Madison IAQ LLC, 4.125%, 6/30/28(1)	450,000	450,569
Madison IAQ LLC, 5.875%, 6/30/29(1)	1,300,000	1,311,446
Matthews International Corp., 5.25%, 12/1/25(1)	150,000	154,803
Metis Merger Sub LLC, 6.50%, 5/15/29(1)	1,175,000	1,144,186
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/1/22(1)	2,500,000	2,066,287
Modulaire Global Finance 2 plc, 10.00%, 8/15/23(1)	1,859,000	1,905,475
Nielsen Finance LLC / Nielsen Finance Co., 5.625%, 10/1/28(1)	1,225,000	1,272,469
Nielsen Finance LLC / Nielsen Finance Co., 5.875%, 10/1/30(1)	300,000	316,236
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.25%, 4/15/24(1)	75,000	80,085
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.375%, 8/31/27(1)	925,000	888,583
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 1/15/28(1)	225,000	232,909
Sotheby's/Bidfair Holdings, Inc., 5.875%, 6/1/29(1)	400,000	412,004
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	525,000	548,874
		23,553,977
Communications Equipment — 0.7%
CommScope Technologies LLC, 6.00%, 6/15/25(1)	1,019,000	1,033,011
CommScope Technologies LLC, 5.00%, 3/15/27(1)	650,000	619,242
CommScope, Inc., 6.00%, 3/1/26(1)	1,575,000	1,637,338
CommScope, Inc., 8.25%, 3/1/27(1)	925,000	969,377
CommScope, Inc., 7.125%, 7/1/28(1)	750,000	766,410
CommScope, Inc., 4.75%, 9/1/29(1)	375,000	375,000
Nokia of America Corp., 6.45%, 3/15/29	1,750,000	1,986,250
Viavi Solutions, Inc., 3.75%, 10/1/29(1)	375,000	376,294
		7,762,922
Construction and Engineering — 0.6%
Artera Services LLC, 9.03%, 12/4/25(1)	350,000	380,188
Brand Industrial Services, Inc., 8.50%, 7/15/25(1)	1,450,000	1,457,250
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/26(1)	1,025,000	1,061,131
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/28(1)(4)	1,125,000	1,140,469
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/28(1)	1,200,000	1,306,908
Weekley Homes LLC / Weekley Finance Corp., 4.875%, 9/15/28(1)	1,250,000	1,301,562
		6,647,508
Construction Materials — 0.6%
Cemex SAB de CV, 7.375%, 6/5/27(1)	600,000	665,394
Cemex SAB de CV, 5.45%, 11/19/29(1)	1,600,000	1,736,000
Cemex SAB de CV, 5.20%, 9/17/30(1)	600,000	645,180
Cemex SAB de CV, 3.875%, 7/11/31(1)	1,000,000	1,001,850
Cemex SAB de CV, VRN, 5.125%(1)(6)	600,000	611,856

	Principal Amount/Shares	Value
SRM Escrow Issuer LLC, 6.00%, 11/1/28(1)	$1,500,000	$1,590,067
Summit Materials LLC / Summit Materials Finance Corp., 6.50%, 3/15/27(1)	325,000	341,434
Summit Materials LLC / Summit Materials Finance Corp., 5.25%, 1/15/29(1)	950,000	998,688
		7,590,469
Consumer Finance — 1.7%
4finance SA, 10.75%, 5/1/22(1)	200,000	200,469
Acuris Finance US, Inc. / Acuris Finance SARL, 5.00%, 5/1/28(1)	525,000	523,097
Ally Financial, Inc., 8.00%, 11/1/31	150,000	216,535
Curo Group Holdings Corp., 7.50%, 8/1/28(1)	400,000	404,604
FirstCash, Inc., 4.625%, 9/1/28(1)	750,000	779,062
Global Aircraft Leasing Co. Ltd., 6.50% Cash or 7.25% PIK, 9/15/24(1)(7)	3,498,470	3,441,620
LFS Topco LLC, 5.875%, 10/15/26(1)	450,000	464,092
Navient Corp., 6.50%, 6/15/22	350,000	361,813
Navient Corp., 5.50%, 1/25/23	400,000	418,500
Navient Corp., 7.25%, 9/25/23	275,000	300,237
Navient Corp., 5.875%, 10/25/24	1,875,000	2,003,906
Navient Corp., 6.75%, 6/25/25	2,125,000	2,324,219
Navient Corp., 6.75%, 6/15/26	675,000	745,794
Navient Corp., 5.00%, 3/15/27	100,000	103,125
Navient Corp., MTN, 6.125%, 3/25/24	700,000	750,400
OneMain Finance Corp., 6.125%, 5/15/22	225,000	231,188
OneMain Finance Corp., 8.25%, 10/1/23	325,000	363,802
OneMain Finance Corp., 6.125%, 3/15/24	100,000	106,975
OneMain Finance Corp., 6.875%, 3/15/25	1,523,000	1,713,375
OneMain Finance Corp., 8.875%, 6/1/25	350,000	380,187
OneMain Finance Corp., 7.125%, 3/15/26	1,025,000	1,189,000
OneMain Finance Corp., 6.625%, 1/15/28	525,000	604,406
OneMain Finance Corp., 5.375%, 11/15/29	400,000	434,040
PRA Group, Inc., 5.00%, 10/1/29(1)	375,000	375,938
VistaJet Malta Finance plc / XO Management Holding, Inc., 10.50%, 6/1/24(1)	875,000	951,562
World Acceptance Corp., 7.00%, 11/1/26(1)	675,000	666,441
		20,054,387
Containers and Packaging — 1.4%
ARD Finance SA, 6.50% Cash or 7.25% PIK, 6/30/27(1)(5)	2,900,000	3,084,440
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)	2,025,000	2,064,234
Cascades, Inc. / Cascades USA, Inc., 5.125%, 1/15/26(1)	100,000	106,488
Cascades, Inc. / Cascades USA, Inc., 5.375%, 1/15/28(1)	625,000	657,825
Flex Acquisition Co., Inc., 6.875%, 1/15/25(1)	650,000	658,938
Flex Acquisition Co., Inc., 7.875%, 7/15/26(1)	150,000	156,938
Greif, Inc., 6.50%, 3/1/27(1)	475,000	497,175
Intelligent Packaging Holdco Issuer LP, 9.00% Cash or 9.75% PIK, 1/15/26(1)(5)	425,000	448,957
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28(1)	725,000	760,888
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(1)	75,000	75,750
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(1)	3,450,000	3,433,440
OI European Group BV, 4.00%, 3/15/23(1)	200,000	204,335

	Principal Amount/Shares	Value
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	$325,000	$360,870
Owens-Brockway Glass Container, Inc., 6.625%, 5/13/27(1)	200,000	214,595
Plastipak Holdings, Inc., 6.25%, 10/15/25(1)	75,000	76,453
Sealed Air Corp., 4.00%, 12/1/27(1)	400,000	426,730
Trident TPI Holdings, Inc., 9.25%, 8/1/24(1)	300,000	315,633
Trident TPI Holdings, Inc., 6.625%, 11/1/25(1)	350,000	356,167
TriMas Corp., 4.125%, 4/15/29(1)	1,000,000	1,024,730
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)	1,200,000	1,258,272
		16,182,858
Distributors — 0.4%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	1,400,000	1,394,750
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	1,125,000	1,139,062
Performance Food Group, Inc., 5.50%, 10/15/27(1)	375,000	393,116
Performance Food Group, Inc., 4.25%, 8/1/29(1)	725,000	727,726
Resideo Funding, Inc., 4.00%, 9/1/29(1)	375,000	366,683
Univar Solutions USA, Inc., 5.125%, 12/1/27(1)	700,000	735,840
		4,757,177
Diversified Consumer Services — 0.4%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	1,800,000	1,819,338
Carriage Services, Inc., 4.25%, 5/15/29(1)	650,000	651,528
GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC, 7.125%, 7/31/26(1)	200,000	205,327
Graham Holdings Co., 5.75%, 6/1/26(1)	600,000	628,188
Service Corp. International, 4.00%, 5/15/31	950,000	983,250
Sotheby's, 7.375%, 10/15/27(1)	600,000	635,250
		4,922,881
Diversified Financial Services — 0.7%
Burford Capital Global Finance LLC, 6.25%, 4/15/28(1)	400,000	424,432
Jefferies Finance LLC / JFIN Co-Issuer Corp., 5.00%, 8/15/28(1)	400,000	406,000
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(1)	1,000,000	1,028,900
Midcap Financial Issuer Trust, 6.50%, 5/1/28(1)	600,000	627,552
Midcap Financial Issuer Trust, 5.625%, 1/15/30(1)	600,000	595,059
MPH Acquisition Holdings LLC, 5.50%, 9/1/28(1)	425,000	424,416
MPH Acquisition Holdings LLC, 5.75%, 11/1/28(1)	1,400,000	1,320,886
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22(1)	775,000	781,277
Paysafe Finance plc / Paysafe Holdings US Corp., 4.00%, 6/15/29(1)	675,000	647,156
Sabre GLBL, Inc., 9.25%, 4/15/25(1)	950,000	1,099,188
Sabre GLBL, Inc., 7.375%, 9/1/25(1)	600,000	640,230
Verscend Escrow Corp., 9.75%, 8/15/26(1)	575,000	606,625
		8,601,721
Diversified Telecommunication Services — 3.6%
Altice France Holding SA, 10.50%, 5/15/27(1)	2,300,000	2,518,155
Altice France Holding SA, 6.00%, 2/15/28(1)	2,325,000	2,236,464
Altice France SA, 8.125%, 2/1/27(1)	2,050,000	2,208,362
Altice France SA, 5.50%, 1/15/28(1)	2,225,000	2,265,651
Altice France SA, 5.125%, 1/15/29(1)	1,175,000	1,153,609
Altice France SA, 5.125%, 7/15/29(1)	2,350,000	2,307,336
Altice France SA, 5.50%, 10/15/29(1)(4)	1,600,000	1,585,868
Cablevision Lightpath LLC, 3.875%, 9/15/27(1)	400,000	393,060
Cablevision Lightpath LLC, 5.625%, 9/15/28(1)	400,000	402,072

	Principal Amount/Shares	Value
Connect Finco SARL / Connect US Finco LLC, 6.75%, 10/1/26(1)	$1,050,000	$1,099,938
Consolidated Communications, Inc., 6.50%, 10/1/28(1)	450,000	489,384
Embarq Corp., 8.00%, 6/1/36	2,175,000	2,335,961
Frontier Communications Holdings LLC, 5.875%, 10/15/27(1)	200,000	212,750
Frontier Communications Holdings LLC, 5.00%, 5/1/28(1)	525,000	551,906
Frontier Communications Holdings LLC, 6.75%, 5/1/29(1)	825,000	870,577
Frontier Communications Holdings LLC, 5.875%, 11/1/29	391,356	396,620
Hughes Satellite Systems Corp., 6.625%, 8/1/26	1,175,000	1,337,476
Intelsat Jackson Holdings SA, 8.50%, 10/15/24(1)(2)(3)	1,500,000	857,535
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(1)(2)(3)	325,000	176,993
Intelsat Luxembourg SA, 7.75%, 6/1/21(3)(8)	75,000	938
Intelsat Luxembourg SA, 8.125%, 6/1/23(2)(3)	550,000	4,813
Level 3 Financing, Inc., 5.375%, 5/1/25	200,000	204,563
Level 3 Financing, Inc., 4.625%, 9/15/27(1)	525,000	540,776
Level 3 Financing, Inc., 4.25%, 7/1/28(1)	1,625,000	1,639,592
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	625,000	604,831
Lumen Technologies, Inc., 6.75%, 12/1/23	1,025,000	1,124,938
Lumen Technologies, Inc., 7.50%, 4/1/24	175,000	194,031
Lumen Technologies, Inc., 5.125%, 12/15/26(1)	800,000	831,000
Lumen Technologies, Inc., 4.50%, 1/15/29(1)	1,350,000	1,309,810
Lumen Technologies, Inc., 5.375%, 6/15/29(1)	875,000	893,909
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 4.75%, 4/30/27(1)(4)	350,000	353,710
Sprint Capital Corp., 6.875%, 11/15/28	375,000	480,469
Sprint Capital Corp., 8.75%, 3/15/32	2,400,000	3,588,264
Switch Ltd., 3.75%, 9/15/28(1)	275,000	279,469
Telecom Italia Capital SA, 6.375%, 11/15/33	875,000	1,019,331
Telecom Italia Capital SA, 6.00%, 9/30/34	1,815,000	2,039,606
Telecom Italia Capital SA, 7.20%, 7/18/36	100,000	122,625
Telecom Italia SpA, 5.30%, 5/30/24(1)	200,000	215,720
Telesat Canada / Telesat LLC, 5.625%, 12/6/26(1)	1,525,000	1,465,960
Telesat Canada / Telesat LLC, 4.875%, 6/1/27(1)	375,000	345,643
Telesat Canada / Telesat LLC, 6.50%, 10/15/27(1)	450,000	390,827
Windstream Escrow LLC / Windstream Escrow Finance Corp., 7.75%, 8/15/28(1)	550,000	575,308
Zayo Group Holdings, Inc., 4.00%, 3/1/27(1)	1,075,000	1,071,216
Zayo Group Holdings, Inc., 6.125%, 3/1/28(1)	425,000	431,452
		43,128,518
Electric Utilities — 0.9%
Drax Finco plc, 6.625%, 11/1/25(1)	600,000	620,250
FirstEnergy Corp., 5.35%, 7/15/47	1,650,000	2,015,455
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)	450,000	457,956
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	7,000	7,411
NextEra Energy Operating Partners LP, 3.875%, 10/15/26(1)	1,050,000	1,118,470
NRG Energy, Inc., 6.625%, 1/15/27	358,000	371,318
NRG Energy, Inc., 3.375%, 2/15/29(1)	225,000	222,341
NRG Energy, Inc., 3.625%, 2/15/31(1)	435,000	427,822
NRG Energy, Inc., 3.875%, 2/15/32(1)	525,000	519,750
Pacific Gas and Electric Co., 4.55%, 7/1/30	375,000	405,786
PG&E Corp., 5.00%, 7/1/28	650,000	663,000
Talen Energy Supply LLC, 6.50%, 6/1/25	100,000	49,915
Talen Energy Supply LLC, 10.50%, 1/15/26(1)	525,000	289,611

	Principal Amount/Shares	Value
Talen Energy Supply LLC, 6.625%, 1/15/28(1)	$217,000	$201,665
Vistra Operations Co. LLC, 5.50%, 9/1/26(1)	650,000	668,655
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	1,450,000	1,498,937
Vistra Operations Co. LLC, 4.375%, 5/1/29(1)	1,400,000	1,410,332
		10,948,674
Electrical Equipment — 0.2%
WESCO Distribution, Inc., 7.125%, 6/15/25(1)	975,000	1,041,671
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	700,000	776,125
		1,817,796
Electronic Equipment, Instruments and Components — 0.6%
Brightstar Escrow Corp., 9.75%, 10/15/25(1)	525,000	563,719
Imola Merger Corp., 4.75%, 5/15/29(1)	4,225,000	4,376,122
Sensata Technologies BV, 4.00%, 4/15/29(1)	1,400,000	1,426,880
TTM Technologies, Inc., 4.00%, 3/1/29(1)	975,000	972,368
		7,339,089
Energy Equipment and Services — 1.5%
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	350,000	368,519
Archrock Partners LP / Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	1,000,000	1,035,590
Basic Energy Services, Inc., 10.75%, 10/15/23(1)(2)(3)	75,000	9,375
Bristow Group, Inc., 6.875%, 3/1/28(1)	1,400,000	1,458,800
ChampionX Corp., 6.375%, 5/1/26	262,000	273,473
Ensign Drilling, Inc., 9.25%, 4/15/24(1)	1,475,000	1,427,003
Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25	1,425,000	1,352,603
Global Marine, Inc., 7.00%, 6/1/28	25,000	17,479
Nabors Industries Ltd., 7.25%, 1/15/26(1)	250,000	243,549
Nabors Industries Ltd., 7.50%, 1/15/28(1)	775,000	735,607
Nabors Industries, Inc., 5.75%, 2/1/25	1,350,000	1,249,762
Nine Energy Service, Inc., 8.75%, 11/1/23(1)	700,000	337,061
Noble Finance Co., 11.00% Cash or 6.50% Cash and 6.50% PIK or 15.00% PIK, 2/15/28(1)(5)	11,029	12,242
Precision Drilling Corp., 7.125%, 1/15/26(1)	525,000	540,298
Precision Drilling Corp., 6.875%, 1/15/29(1)	1,125,000	1,176,750
Shelf Drilling Holdings Ltd., 8.875%, 11/15/24(1)	725,000	745,546
Shelf Drilling Holdings Ltd., 8.25%, 2/15/25(1)	800,000	629,304
Transocean Guardian Ltd., 5.875%, 1/15/24(1)	954,750	951,170
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	325,000	323,880
Transocean Sentry Ltd., 5.375%, 5/15/23(1)	252,717	248,987
Transocean, Inc., 7.25%, 11/1/25(1)	175,000	146,016
Transocean, Inc., 11.50%, 1/30/27(1)	1,308,000	1,349,385
Transocean, Inc., 8.00%, 2/1/27(1)	1,175,000	926,388
Transocean, Inc., 9.35%, 12/15/41	150,000	101,520
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/26	650,000	677,626
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 9/1/27	275,000	291,529
Weatherford International Ltd., 11.00%, 12/1/24(1)	1,267,000	1,336,286
		17,965,748
Entertainment — 0.9%
Allen Media LLC / Allen Media Co-Issuer, Inc., 10.50%, 2/15/28(1)	575,000	591,310

	Principal Amount/Shares	Value
AMC Entertainment Holdings, Inc., 10.50%, 4/24/26(1)	$113,000	$121,510
AMC Entertainment Holdings, Inc., 10.00% Cash or 12.00% PIK or 5.00% Cash plus 6.00% PIK, 6/15/26(1)(7)	2,952,338	2,860,077
Cinemark USA, Inc., 5.875%, 3/15/26(1)	875,000	884,918
Cinemark USA, Inc., 5.25%, 7/15/28(1)	1,725,000	1,701,609
Live Nation Entertainment, Inc., 5.625%, 3/15/26(1)	500,000	518,308
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	700,000	696,719
Netflix, Inc., 5.875%, 11/15/28	425,000	521,326
Netflix, Inc., 6.375%, 5/15/29	1,125,000	1,424,531
Netflix, Inc., 5.375%, 11/15/29(1)	100,000	121,250
Netflix, Inc., 4.875%, 6/15/30(1)	400,000	471,500
Playtika Holding Corp., 4.25%, 3/15/29(1)	1,100,000	1,104,884
		11,017,942
Equity Real Estate Investment Trusts (REITs) — 2.4%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC, 4.50%, 4/1/27(1)	850,000	842,563
CTR Partnership LP / CareTrust Capital Corp., 3.875%, 6/30/28(1)	300,000	311,625
Diversified Healthcare Trust, 9.75%, 6/15/25	1,250,000	1,368,750
Diversified Healthcare Trust, 4.375%, 3/1/31	1,350,000	1,307,458
GEO Group, Inc. (The), 6.00%, 4/15/26	50,000	39,375
HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 6/15/26(1)	525,000	533,531
HAT Holdings I LLC / HAT Holdings II LLC, 3.75%, 9/15/30(1)	200,000	202,356
Iron Mountain, Inc., 5.00%, 7/15/28(1)	350,000	365,243
Iron Mountain, Inc., 5.25%, 7/15/30(1)	1,225,000	1,301,538
Iron Mountain, Inc., 4.50%, 2/15/31(1)	1,425,000	1,447,159
Iron Mountain, Inc., 5.625%, 7/15/32(1)	100,000	107,375
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.625%, 6/15/25(1)	405,000	436,894
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.50%, 6/1/25(1)	900,000	958,059
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 5.875%, 10/1/28(1)	775,000	820,469
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 4.875%, 5/15/29(1)	850,000	875,904
RHP Hotel Properties LP / RHP Finance Corp., 4.50%, 2/15/29(1)	550,000	551,848
RLJ Lodging Trust LP, 3.75%, 7/1/26(1)	1,025,000	1,031,406
RLJ Lodging Trust LP, 4.00%, 9/15/29(1)	925,000	924,713
Service Properties Trust, 5.00%, 8/15/22	1,540,000	1,551,550
Service Properties Trust, 4.35%, 10/1/24	1,450,000	1,470,996
Service Properties Trust, 7.50%, 9/15/25	600,000	673,905
Service Properties Trust, 5.25%, 2/15/26	1,025,000	1,034,620
Service Properties Trust, 4.75%, 10/1/26	325,000	322,156
Service Properties Trust, 4.95%, 2/15/27	1,225,000	1,224,253
Service Properties Trust, 5.50%, 12/15/27	525,000	559,952
Service Properties Trust, 3.95%, 1/15/28	100,000	94,399
Service Properties Trust, 4.95%, 10/1/29	325,000	318,443
Service Properties Trust, 4.375%, 2/15/30	75,000	71,398
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/24(1)	1,050,000	1,073,625
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.875%, 2/15/25(1)	950,000	1,004,957

	Principal Amount/Shares	Value
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 6.00%, 1/15/30(1)(4)	$575,000	$571,406
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 4.75%, 4/15/28(1)	825,000	843,562
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.50%, 2/15/29(1)	1,250,000	1,287,500
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/1/26(1)	1,308,000	1,367,619
VICI Properties LP / VICI Note Co., Inc., 3.75%, 2/15/27(1)	225,000	233,156
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)	225,000	238,781
XHR LP, 6.375%, 8/15/25(1)	550,000	584,172
XHR LP, 4.875%, 6/1/29(1)	525,000	539,879
		28,492,595
Food and Staples Retailing — 0.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 2/15/23(1)	425,000	435,153
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.75%, 3/15/25	108,000	110,284
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/27(1)	800,000	840,227
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.875%, 2/15/28(1)	125,000	133,281
Ingles Markets, Inc., 4.00%, 6/15/31(1)	800,000	811,316
Rite Aid Corp., 7.50%, 7/1/25(1)	716,000	716,813
Rite Aid Corp., 8.00%, 11/15/26(1)	587,000	592,272
SEG Holding LLC / SEG Finance Corp., 5.625%, 10/15/28(1)	1,300,000	1,356,875
United Natural Foods, Inc., 6.75%, 10/15/28(1)	275,000	298,031
		5,294,252
Food Products — 1.2%
C&S Group Enterprises LLC, 5.00%, 12/15/28(1)	450,000	426,019
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22(1)	1,400,000	1,429,834
Darling Ingredients, Inc., 5.25%, 4/15/27(1)	125,000	130,216
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.875%, 9/1/25(1)	1,025,000	1,100,594
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 1/15/30(1)	600,000	668,082
Kraft Heinz Foods Co., 5.00%, 7/15/35	800,000	984,767
Kraft Heinz Foods Co., 6.875%, 1/26/39	300,000	443,440
Kraft Heinz Foods Co., 6.50%, 2/9/40	325,000	462,262
Kraft Heinz Foods Co., 5.00%, 6/4/42	1,250,000	1,535,590
Kraft Heinz Foods Co., 5.20%, 7/15/45	2,025,000	2,540,637
Kraft Heinz Foods Co., 4.375%, 6/1/46	92,000	104,867
Post Holdings, Inc., 5.75%, 3/1/27(1)	425,000	442,202
Post Holdings, Inc., 5.625%, 1/15/28(1)	900,000	946,665
Post Holdings, Inc., 4.50%, 9/15/31(1)	550,000	544,159
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, Inc., 4.625%, 3/1/29(1)	1,275,000	1,286,213
US Foods, Inc., 6.25%, 4/15/25(1)	225,000	236,295
US Foods, Inc., 4.75%, 2/15/29(1)	1,250,000	1,284,506
		14,566,348
Gas Utilities — 0.1%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.50%, 5/20/25	625,000	691,281

	Principal Amount/Shares	Value
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	$100,000	$113,125
		804,406
Health Care Equipment and Supplies — 0.2%
Avantor Funding, Inc., 4.625%, 7/15/28(1)	500,000	526,875
Mozart Debt Merger Sub, Inc., 5.25%, 10/1/29(1)(4)	275,000	279,482
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.375%, 6/1/25(1)	270,000	285,270
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.25%, 2/1/28(1)	705,000	755,577
		1,847,204
Health Care Providers and Services — 3.9%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	475,000	499,921
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)	500,000	521,272
AHP Health Partners, Inc., 5.75%, 7/15/29(1)	550,000	556,207
Air Methods Corp., 8.00%, 5/15/25(1)	1,150,000	1,100,119
Cano Health LLC, 6.25%, 10/1/28(1)	975,000	985,969
Centene Corp., 4.25%, 12/15/27	1,500,000	1,571,850
Centene Corp., 2.45%, 7/15/28	500,000	503,125
Centene Corp., 4.625%, 12/15/29	253,000	276,036
Centene Corp., 3.00%, 10/15/30	350,000	359,188
Centene Corp., 2.50%, 3/1/31	350,000	345,625
CHS / Community Health Systems, Inc., 6.625%, 2/15/25(1)	1,875,000	1,964,062
CHS / Community Health Systems, Inc., 8.00%, 3/15/26(1)	1,600,000	1,698,760
CHS / Community Health Systems, Inc., 5.625%, 3/15/27(1)	800,000	838,704
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(1)	1,350,000	1,473,187
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(1)	729,000	701,976
CHS / Community Health Systems, Inc., 6.00%, 1/15/29(1)	600,000	636,750
CHS / Community Health Systems, Inc., 6.875%, 4/15/29(1)	2,600,000	2,609,711
CHS / Community Health Systems, Inc., 6.125%, 4/1/30(1)	2,125,000	2,067,710
CHS / Community Health Systems, Inc., 4.75%, 2/15/31(1)	1,578,000	1,589,835
DaVita, Inc., 4.625%, 6/1/30(1)	3,925,000	4,042,204
DaVita, Inc., 3.75%, 2/15/31(1)	825,000	804,375
Encompass Health Corp., 4.75%, 2/1/30	890,000	937,170
Envision Healthcare Corp., 8.75%, 10/15/26(1)	700,000	569,625
HCA, Inc., 7.69%, 6/15/25	250,000	301,015
HCA, Inc., 5.375%, 9/1/26	25,000	28,635
HCA, Inc., 3.50%, 9/1/30	650,000	689,253
HCA, Inc., MTN, 7.58%, 9/15/25	1,250,000	1,514,681
HealthEquity, Inc., 4.50%, 10/1/29(1)(4)	400,000	406,500
IQVIA, Inc., 5.00%, 5/15/27(1)	675,000	701,953
Legacy LifePoint Health LLC, 6.75%, 4/15/25(1)	500,000	526,050
Legacy LifePoint Health LLC, 4.375%, 2/15/27(1)	125,000	124,844
LifePoint Health, Inc., 5.375%, 1/15/29(1)	600,000	584,571
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(1)	475,000	492,955
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	575,000	601,594
Owens & Minor, Inc., 4.50%, 3/31/29(1)	1,250,000	1,264,062
Prime Healthcare Services, Inc., 7.25%, 11/1/25(1)	950,000	1,020,062
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 9.75%, 12/1/26(1)	175,000	185,063
RP Escrow Issuer LLC, 5.25%, 12/15/25(1)	525,000	540,779
Select Medical Corp., 6.25%, 8/15/26(1)	900,000	947,565

	Principal Amount/Shares	Value
Tenet Healthcare Corp., 6.75%, 6/15/23	$725,000	$782,456
Tenet Healthcare Corp., 4.625%, 7/15/24	175,000	177,844
Tenet Healthcare Corp., 4.625%, 9/1/24(1)	400,000	409,500
Tenet Healthcare Corp., 4.875%, 1/1/26(1)	1,750,000	1,813,297
Tenet Healthcare Corp., 6.25%, 2/1/27(1)	225,000	233,719
Tenet Healthcare Corp., 5.125%, 11/1/27(1)	225,000	234,844
Tenet Healthcare Corp., 4.625%, 6/15/28(1)	194,000	201,266
Tenet Healthcare Corp., 6.125%, 10/1/28(1)	4,650,000	4,890,684
Tenet Healthcare Corp., 4.25%, 6/1/29(1)	1,075,000	1,092,469
Tenet Healthcare Corp., 6.875%, 11/15/31	275,000	316,034
		46,735,076
Hotels, Restaurants and Leisure — 9.7%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)	650,000	660,699
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/30(1)	2,850,000	2,825,062
Affinity Gaming, 6.875%, 12/15/27(1)	825,000	868,803
Aramark Services, Inc., 5.00%, 4/1/25(1)	100,000	102,470
Aramark Services, Inc., 6.375%, 5/1/25(1)	850,000	894,625
Boyd Gaming Corp., 8.625%, 6/1/25(1)	345,000	374,325
Boyd Gaming Corp., 4.75%, 6/15/31(1)	1,075,000	1,109,937
Boyne USA, Inc., 4.75%, 5/15/29(1)	625,000	646,094
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	2,300,000	2,588,592
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	1,725,000	1,748,719
Caesars Resort Collection LLC / CRC Finco, Inc., 5.75%, 7/1/25(1)	900,000	949,928
Carlson Travel, Inc., 9.50% Cash plus 2.00% PIK, 12/15/26(1)	505,179	169,328
Carnival Corp., 10.50%, 2/1/26(1)	1,175,000	1,364,704
Carnival Corp., 7.625%, 3/1/26(1)	2,100,000	2,244,375
Carnival Corp., 5.75%, 3/1/27(1)	12,600,000	13,041,000
Carnival Corp., 6.65%, 1/15/28	600,000	642,108
Carrols Restaurant Group, Inc., 5.875%, 7/1/29(1)	525,000	494,862
CEC Entertainment LLC, 6.75%, 5/1/26(1)	350,000	351,313
Cedar Fair LP, 5.25%, 7/15/29	1,050,000	1,078,150
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 6/1/24	400,000	404,380
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 5/1/25(1)	350,000	364,000
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.50%, 10/1/28	1,200,000	1,289,406
Churchill Downs, Inc., 5.50%, 4/1/27(1)	1,200,000	1,246,500
Churchill Downs, Inc., 4.75%, 1/15/28(1)	100,000	104,750
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23(1)	880,000	920,700
Everi Holdings, Inc., 5.00%, 7/15/29(1)	450,000	461,669
Full House Resorts, Inc., 8.25%, 2/15/28(1)	1,625,000	1,749,012
Gateway Casinos & Entertainment Ltd., 8.25%, 3/1/24(1)	1,380,000	1,406,889
Golden Entertainment, Inc., 7.625%, 4/15/26(1)	2,400,000	2,535,660
Golden Nugget, Inc., 6.75%, 10/15/24(1)	3,750,000	3,759,562
Golden Nugget, Inc., 8.75%, 10/1/25(1)	1,550,000	1,626,702
GPS Hospitality Holding Co. LLC / GPS Finco, Inc., 7.00%, 8/15/28(1)	1,325,000	1,316,772
Hilton Domestic Operating Co., Inc., 5.375%, 5/1/25(1)	350,000	366,188
Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28(1)	550,000	593,038
Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29(1)	200,000	202,250

	Principal Amount/Shares	Value
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/32(1)	$850,000	$838,313
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29(1)	2,000,000	2,042,500
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 4.875%, 7/1/31(1)	1,800,000	1,809,000
Inn of the Mountain Gods Resort & Casino, 9.25% Cash or 9.25% PIK, 11/30/23(5)	140,501	136,556
International Game Technology plc, 4.125%, 4/15/26(1)	1,100,000	1,144,682
IRB Holding Corp., 7.00%, 6/15/25(1)	425,000	451,764
IRB Holding Corp., 6.75%, 2/15/26(1)	575,000	591,531
Jacobs Entertainment, Inc., 7.875%, 2/1/24(1)	780,000	806,325
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 4.75%, 6/1/27(1)	650,000	679,419
Life Time, Inc., 5.75%, 1/15/26(1)	2,300,000	2,383,375
Life Time, Inc., 8.00%, 4/15/26(1)	5,600,000	5,943,000
Marriott Ownership Resorts, Inc., 6.125%, 9/15/25(1)	225,000	237,938
Marriott Ownership Resorts, Inc., 4.50%, 6/15/29(1)	700,000	709,625
Merlin Entertainments Ltd., 5.75%, 6/15/26(1)	800,000	827,428
MGM China Holdings Ltd., 5.375%, 5/15/24(1)	400,000	405,500
MGM Resorts International, 7.75%, 3/15/22	750,000	771,563
MGM Resorts International, 6.00%, 3/15/23	1,900,000	2,011,511
MGM Resorts International, 6.75%, 5/1/25	400,000	422,000
MGM Resorts International, 5.50%, 4/15/27	931,000	1,011,299
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.875%, 5/1/29(1)	975,000	994,500
Mohegan Gaming & Entertainment, 7.875%, 10/15/24(1)	1,625,000	1,710,312
Mohegan Gaming & Entertainment, 8.00%, 2/1/26(1)	1,450,000	1,513,220
Motion Bondco DAC, 6.625%, 11/15/27(1)	875,000	883,431
Nathan's Famous, Inc., 6.625%, 11/1/25(1)	200,000	204,604
NCL Corp. Ltd., 12.25%, 5/15/24(1)	850,000	1,004,062
NCL Corp. Ltd., 3.625%, 12/15/24(1)	350,000	332,938
NCL Corp. Ltd., 10.25%, 2/1/26(1)	550,000	632,033
NCL Corp. Ltd., 5.875%, 3/15/26(1)	3,325,000	3,412,597
NCL Finance Ltd., 6.125%, 3/15/28(1)	725,000	753,431
Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance In, 8.50%, 11/15/27(1)	350,000	376,273
Penn National Gaming, Inc., 4.125%, 7/1/29(1)	900,000	890,685
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.625%, 9/1/29(1)	1,125,000	1,137,741
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.875%, 9/1/31(1)	1,625,000	1,643,999
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	1,925,000	1,975,531
Royal Caribbean Cruises Ltd., 9.125%, 6/15/23(1)	850,000	924,847
Royal Caribbean Cruises Ltd., 11.50%, 6/1/25(1)	582,000	664,790
Royal Caribbean Cruises Ltd., 5.50%, 8/31/26(1)	575,000	591,787
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27	350,000	404,418
Royal Caribbean Cruises Ltd., 3.70%, 3/15/28	1,070,000	1,026,526
Royal Caribbean Cruises Ltd., 5.50%, 4/1/28(1)	2,700,000	2,765,553
Scientific Games International, Inc., 8.25%, 3/15/26(1)	600,000	637,500
Scientific Games International, Inc., 7.00%, 5/15/28(1)	2,825,000	3,051,000
Scientific Games International, Inc., 7.25%, 11/15/29(1)	700,000	787,421
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)	1,400,000	1,434,125

	Principal Amount/Shares	Value
Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.50%, 11/28/25(1)	$1,600,000	$1,646,024
Studio City Finance Ltd., 6.00%, 7/15/25(1)	600,000	594,810
Studio City Finance Ltd., 5.00%, 1/15/29(1)	600,000	554,109
TKC Holdings, Inc., 10.50%, 5/15/29(1)	750,000	823,331
Travel + Leisure Co., 6.625%, 7/31/26(1)	1,125,000	1,282,522
Travel + Leisure Co., 4.625%, 3/1/30(1)	225,000	231,586
Viking Cruises Ltd., 6.25%, 5/15/25(1)	625,000	628,494
Viking Cruises Ltd., 13.00%, 5/15/25(1)	750,000	864,375
Viking Cruises Ltd., 5.875%, 9/15/27(1)	1,950,000	1,890,193
Viking Cruises Ltd., 7.00%, 2/15/29(1)	525,000	531,754
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	450,000	450,794
VOC Escrow Ltd., 5.00%, 2/15/28(1)	825,000	815,137
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	600,000	612,750
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	750,000	758,580
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)	125,000	126,094
		115,289,778
Household Durables — 2.2%
Adams Homes, Inc., 7.50%, 2/15/25(1)	450,000	470,554
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.625%, 1/15/28(1)	1,000,000	1,064,635
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.625%, 8/1/29(1)	600,000	606,588
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.625%, 4/1/30(1)	450,000	453,094
Beazer Homes USA, Inc., 6.75%, 3/15/25	477,000	491,792
Beazer Homes USA, Inc., 5.875%, 10/15/27	1,550,000	1,625,562
Beazer Homes USA, Inc., 7.25%, 10/15/29	1,000,000	1,102,930
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 5.00%, 6/15/29(1)	925,000	947,408
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 4.875%, 2/15/30(1)	450,000	459,563
Century Communities, Inc., 6.75%, 6/1/27	750,000	801,555
Century Communities, Inc., 3.875%, 8/15/29(1)	475,000	480,344
Empire Communities Corp., 7.00%, 12/15/25(1)	600,000	627,750
Installed Building Products, Inc., 5.75%, 2/1/28(1)	300,000	315,329
K Hovnanian Enterprises, Inc., 5.00%, 2/1/40(1)	26,000	18,850
KB Home, 7.625%, 5/15/23	50,000	53,455
KB Home, 6.875%, 6/15/27	1,025,000	1,226,156
KB Home, 4.00%, 6/15/31	875,000	899,062
LGI Homes, Inc., 4.00%, 7/15/29(1)	425,000	424,469
Mattamy Group Corp., 4.625%, 3/1/30(1)	525,000	537,374
Meritage Homes Corp., 6.00%, 6/1/25	1,125,000	1,272,656
Newell Brands, Inc., 4.70%, 4/1/26	2,275,000	2,511,099
Newell Brands, Inc., 5.875%, 4/1/36	1,125,000	1,398,712
Newell Brands, Inc., 6.00%, 4/1/46	225,000	291,094
Picasso Finance Sub, Inc., 6.125%, 6/15/25(1)	324,000	342,999
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 2/15/28(1)	725,000	747,109
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 4/1/29(1)	1,125,000	1,158,362
STL Holding Co. LLC, 7.50%, 2/15/26(1)	850,000	898,875

	Principal Amount/Shares	Value
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	$600,000	$669,150
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	800,000	825,000
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	1,100,000	1,102,750
TopBuild Corp., 4.125%, 2/15/32(1)(4)	500,000	506,250
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	390,000	429,488
Tri Pointe Homes, Inc., 5.25%, 6/1/27	675,000	730,296
Tri Pointe Homes, Inc., 5.70%, 6/15/28	150,000	163,313
Williams Scotsman International, Inc., 4.625%, 8/15/28(1)	550,000	573,658
		26,227,281
Household Products — 0.2%
Central Garden & Pet Co., 4.125%, 4/30/31(1)	625,000	635,485
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 5.00%, 12/31/26(1)	225,000	225,000
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 7.00%, 12/31/27(1)	400,000	383,940
Spectrum Brands, Inc., 5.75%, 7/15/25	17,000	17,446
Spectrum Brands, Inc., 5.50%, 7/15/30(1)	200,000	221,750
Spectrum Brands, Inc., 3.875%, 3/15/31(1)	475,000	480,536
		1,964,157
Independent Power and Renewable Electricity Producers — 0.7%
Atlantica Sustainable Infrastructure plc, 4.125%, 6/15/28(1)	400,000	413,900
Calpine Corp., 5.25%, 6/1/26(1)	101,000	104,028
Calpine Corp., 4.50%, 2/15/28(1)	625,000	638,281
Calpine Corp., 5.125%, 3/15/28(1)	1,600,000	1,622,375
Calpine Corp., 4.625%, 2/1/29(1)	775,000	764,344
Calpine Corp., 5.00%, 2/1/31(1)	900,000	901,125
Clearway Energy Operating LLC, 5.00%, 9/15/26	1,350,000	1,386,349
Clearway Energy Operating LLC, 4.75%, 3/15/28(1)	750,000	794,887
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)(4)	400,000	403,000
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	175,000	188,125
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)	650,000	680,875
		7,897,289
Insurance — 0.8%
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	2,000,000	2,039,085
Acrisure LLC / Acrisure Finance, Inc., 10.125%, 8/1/26(1)	175,000	195,389
Acrisure LLC / Acrisure Finance, Inc., 4.25%, 2/15/29(1)	1,600,000	1,584,104
AmWINS Group, Inc., 4.875%, 6/30/29(1)	200,000	203,060
AssuredPartners, Inc., 7.00%, 8/15/25(1)	475,000	483,170
AssuredPartners, Inc., 5.625%, 1/15/29(1)	400,000	403,066
BroadStreet Partners, Inc., 5.875%, 4/15/29(1)	425,000	423,982
Genworth Holdings, Inc., 4.90%, 8/15/23	1,325,000	1,356,230
Genworth Holdings, Inc., 4.80%, 2/15/24	475,000	485,094
HUB International Ltd., 7.00%, 5/1/26(1)	1,725,000	1,785,375
MBIA Insurance Corp., VRN, 11.39%, (3-month LIBOR plus 11.26%), 1/15/33(1)(2)(3)	125,000	14,063
		8,972,618
Internet and Direct Marketing Retail — 0.3%
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 5.25%, 12/1/27(1)	1,325,000	1,382,969
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 3.50%, 3/1/29(1)	500,000	496,250

	Principal Amount/Shares	Value
Match Group Holdings II LLC, 5.00%, 12/15/27(1)	$975,000	$1,021,775
Millennium Escrow Corp., 6.625%, 8/1/26(1)	700,000	721,840
QVC, Inc., 4.75%, 2/15/27	400,000	424,500
		4,047,334
IT Services — 0.6%
Ahead DB Holdings LLC, 6.625%, 5/1/28(1)	375,000	378,381
CDW LLC / CDW Finance Corp., 4.125%, 5/1/25	850,000	881,875
Endure Digital, Inc., 6.00%, 2/15/29(1)	1,150,000	1,094,196
Exela Intermediate LLC / Exela Finance, Inc., 10.00%, 7/15/23(1)	1,650,000	1,281,258
MoneyGram International, Inc., 5.375%, 8/1/26(1)	650,000	660,563
Presidio Holdings, Inc., 4.875%, 2/1/27(1)	725,000	749,469
Presidio Holdings, Inc., 8.25%, 2/1/28(1)	775,000	835,310
Twilio, Inc., 3.875%, 3/15/31	475,000	486,904
Vericast Corp., 11.00%, 9/15/26(1)	1,010,000	1,064,287
		7,432,243
Leisure Products — 0.1%
MajorDrive Holdings IV LLC, 6.375%, 6/1/29(1)	875,000	846,755
Mattel, Inc., 3.375%, 4/1/26(1)	500,000	516,175
Mattel, Inc., 6.20%, 10/1/40	100,000	128,673
Mattel, Inc., 5.45%, 11/1/41	250,000	296,691
		1,788,294
Life Sciences Tools and Services — 0.1%
PRA Health Sciences, Inc., 2.875%, 7/15/26(1)	600,000	606,750
Machinery — 0.7%
Granite US Holdings Corp., 11.00%, 10/1/27(1)	575,000	630,350
Hillenbrand, Inc., 3.75%, 3/1/31	575,000	571,823
Husky III Holding Ltd., 13.00% Cash or 13.75% PIK, 2/15/25(1)(5)	900,000	959,215
JPW Industries Holding Corp., 9.00%, 10/1/24(1)	75,000	78,823
Manitowoc Co., Inc. (The), 9.00%, 4/1/26(1)	100,000	107,263
Terex Corp., 5.00%, 5/15/29(1)	1,150,000	1,193,125
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 7.75%, 4/15/26(1)	1,250,000	1,279,062
Titan International, Inc., 7.00%, 4/30/28(1)	600,000	633,000
TK Elevator Holdco GmbH, 7.625%, 7/15/28(1)	359,000	384,130
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	400,000	419,690
Werner FinCo LP / Werner FinCo, Inc., 8.75%, 7/15/25(1)	1,700,000	1,773,627
		8,030,108
Marine — 0.1%
Seaspan Corp., 5.50%, 8/1/29(1)	1,675,000	1,710,962
Media — 6.6%
Altice Financing SA, 5.00%, 1/15/28(1)	1,150,000	1,110,566
AMC Networks, Inc., 4.25%, 2/15/29	950,000	946,437
Audacy Capital Corp., 6.75%, 3/31/29(1)	600,000	605,520
CCO Holdings LLC / CCO Holdings Capital Corp., 4.00%, 3/1/23(1)	375,000	377,224
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	75,000	78,192
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	25,000	26,168
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	1,700,000	1,731,620
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 5/1/32	3,525,000	3,635,156

	Principal Amount/Shares	Value
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 6/1/33(1)	$2,025,000	$2,063,414
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 1/15/34(1)	2,125,000	2,107,734
Clear Channel International BV, 6.625%, 8/1/25(1)	675,000	705,291
Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(1)	2,000,000	2,107,680
Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29(1)	1,050,000	1,093,312
Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/27(1)	1,825,000	1,890,937
CSC Holdings LLC, 6.75%, 11/15/21	50,000	50,188
CSC Holdings LLC, 6.50%, 2/1/29(1)	2,200,000	2,385,240
CSC Holdings LLC, 5.75%, 1/15/30(1)	3,475,000	3,538,089
CSC Holdings LLC, 4.125%, 12/1/30(1)	1,100,000	1,080,750
CSC Holdings LLC, 4.625%, 12/1/30(1)	2,850,000	2,705,448
CSC Holdings LLC, 4.50%, 11/15/31(1)	2,625,000	2,595,469
CSC Holdings LLC, 5.00%, 11/15/31(1)	1,550,000	1,487,535
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 8/15/26(1)	3,000,000	1,983,750
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 8/15/27(1)	1,225,000	537,995
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.875%, 8/15/27(1)	1,050,000	1,097,250
DISH DBS Corp., 5.875%, 11/15/24	1,200,000	1,291,836
DISH DBS Corp., 7.375%, 7/1/28	700,000	743,288
DISH DBS Corp., 5.125%, 6/1/29	1,200,000	1,177,374
GCI LLC, 4.75%, 10/15/28(1)	825,000	867,138
Gray Television, Inc., 5.875%, 7/15/26(1)	75,000	77,513
Gray Television, Inc., 7.00%, 5/15/27(1)	925,000	993,219
Gray Television, Inc., 4.75%, 10/15/30(1)	1,325,000	1,303,469
iHeartCommunications, Inc., 6.375%, 5/1/26	526,328	556,013
iHeartCommunications, Inc., 5.25%, 8/15/27(1)	825,000	858,256
iHeartCommunications, Inc., 4.75%, 1/15/28(1)	525,000	541,669
Lamar Media Corp., 3.75%, 2/15/28	275,000	283,227
Lamar Media Corp., 4.00%, 2/15/30	575,000	592,681
Lamar Media Corp., 3.625%, 1/15/31	125,000	125,156
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	400,000	424,500
Mav Acquisition Corp., 8.00%, 8/1/29(1)	1,250,000	1,196,056
Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 8/15/27(1)	850,000	886,516
News Corp., 3.875%, 5/15/29(1)	1,725,000	1,774,594
Nexstar Media, Inc., 5.625%, 7/15/27(1)	1,250,000	1,324,031
Nexstar Media, Inc., 4.75%, 11/1/28(1)	1,050,000	1,090,567
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 8/15/27(1)	1,275,000	1,309,297
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.25%, 1/15/29(1)	400,000	396,990
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 3/15/30(1)	150,000	150,506
Quebecor Media, Inc., 5.75%, 1/15/23	200,000	211,750
Radiate Holdco LLC / Radiate Finance, Inc., 4.50%, 9/15/26(1)	575,000	594,406
Radiate Holdco LLC / Radiate Finance, Inc., 6.50%, 9/15/28(1)	1,000,000	1,021,080
Scripps Escrow II, Inc., 3.875%, 1/15/29(1)	150,000	150,711
Scripps Escrow II, Inc., 5.375%, 1/15/31(1)	275,000	270,772
Scripps Escrow, Inc., 5.875%, 7/15/27(1)	800,000	822,148

	Principal Amount/Shares	Value
Sinclair Television Group, Inc., 5.875%, 3/15/26(1)	$650,000	$664,625
Sinclair Television Group, Inc., 5.125%, 2/15/27(1)	875,000	870,004
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)	850,000	844,407
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)	1,075,000	1,052,156
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)	1,550,000	1,573,250
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	375,000	392,344
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	1,250,000	1,353,125
Sirius XM Radio, Inc., 3.875%, 9/1/31(1)	2,250,000	2,200,781
Spanish Broadcasting System, Inc., 9.75%, 3/1/26(1)	375,000	392,288
TEGNA, Inc., 4.625%, 3/15/28	1,600,000	1,637,760
TEGNA, Inc., 5.00%, 9/15/29	875,000	902,387
Townsquare Media, Inc., 6.875%, 2/1/26(1)	450,000	472,640
Univision Communications, Inc., 5.125%, 2/15/25(1)	900,000	914,265
Univision Communications, Inc., 9.50%, 5/1/25(1)	350,000	380,321
Univision Communications, Inc., 6.625%, 6/1/27(1)	800,000	870,000
Univision Communications, Inc., 4.50%, 5/1/29(1)	1,450,000	1,475,375
UPC Broadband Finco BV, 4.875%, 7/15/31(1)	2,600,000	2,665,286
UPC Holding BV, 5.50%, 1/15/28(1)	200,000	209,595
Videotron Ltd., 5.375%, 6/15/24(1)	100,000	108,875
Virgin Media Finance plc, 5.00%, 7/15/30(1)	600,000	616,080
Virgin Media Secured Finance plc, 5.50%, 5/15/29(1)	600,000	633,150
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)	200,000	206,844
Ziggo Bond Co. BV, 6.00%, 1/15/27(1)	1,125,000	1,164,876
Ziggo Bond Co. BV, 5.125%, 2/28/30(1)	200,000	205,450
Ziggo BV, 5.50%, 1/15/27(1)	238,000	246,330
		79,027,942
Metals and Mining — 2.9%
Alcoa Nederland Holding BV, 6.125%, 5/15/28(1)	600,000	651,000
Alcoa Nederland Holding BV, 4.125%, 3/31/29(1)	400,000	416,752
Allegheny Technologies, Inc., 5.875%, 12/1/27	525,000	555,844
Allegheny Technologies, Inc., 4.875%, 10/1/29	500,000	502,500
Allegheny Technologies, Inc., 5.125%, 10/1/31	600,000	605,469
ArcelorMittal SA, 4.55%, 3/11/26	550,000	613,935
ArcelorMittal SA, 7.00%, 10/15/39	50,000	70,623
Arconic Corp., 6.00%, 5/15/25(1)	625,000	657,491
Arconic Corp., 6.125%, 2/15/28(1)	200,000	212,254
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 7/15/26(1)	150,000	158,945
Big River Steel LLC / BRS Finance Corp., 6.625%, 1/31/29(1)	1,000,000	1,083,090
Carpenter Technology Corp., 6.375%, 7/15/28	1,319,000	1,419,283
Cleveland-Cliffs, Inc., 9.875%, 10/17/25(1)	730,000	838,587
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)	275,000	293,563
Cleveland-Cliffs, Inc., 5.875%, 6/1/27	1,000,000	1,036,250
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)	525,000	536,813
Cleveland-Cliffs, Inc., 4.875%, 3/1/31(1)	1,050,000	1,085,437
Coeur Mining, Inc., 5.125%, 2/15/29(1)	575,000	552,860
Compass Minerals International, Inc., 4.875%, 7/15/24(1)	75,000	78,273
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	375,000	398,578
Constellium SE, 5.625%, 6/15/28(1)	525,000	552,505
Constellium SE, 3.75%, 4/15/29(1)	1,025,000	1,000,103
First Quantum Minerals Ltd., 7.25%, 4/1/23(1)	658,000	670,337
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	4,800,000	4,866,000

	Principal Amount/Shares	Value
First Quantum Minerals Ltd., 7.50%, 4/1/25(1)	$225,000	$231,093
Freeport-McMoRan, Inc., 3.875%, 3/15/23	275,000	284,061
Freeport-McMoRan, Inc., 5.00%, 9/1/27	850,000	887,187
Freeport-McMoRan, Inc., 4.125%, 3/1/28	350,000	363,125
Freeport-McMoRan, Inc., 4.375%, 8/1/28	575,000	602,312
Freeport-McMoRan, Inc., 4.25%, 3/1/30	1,325,000	1,404,500
Freeport-McMoRan, Inc., 4.625%, 8/1/30	1,175,000	1,271,937
Freeport-McMoRan, Inc., 5.45%, 3/15/43	1,275,000	1,571,437
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.375%, 12/15/23(1)	550,000	561,000
Hudbay Minerals, Inc., 4.50%, 4/1/26(1)	525,000	520,406
IAMGOLD Corp., 5.75%, 10/15/28(1)	550,000	543,950
Mineral Resources Ltd., 8.125%, 5/1/27(1)	650,000	706,803
Mountain Province Diamonds, Inc., 8.00%, 12/15/22(1)	75,000	66,864
Northwest Acquisitions ULC / Dominion Finco, Inc., 7.125%, 11/1/22(1)(2)(3)	75,000	98
Novelis Corp., 4.75%, 1/30/30(1)	300,000	316,185
Novelis Corp., 3.875%, 8/15/31(1)	150,000	148,545
Park-Ohio Industries, Inc., 6.625%, 4/15/27	800,000	800,000
Petra Diamonds US Treasury plc, 10.50% PIK, 3/8/26(1)	103,238	106,335
PT FMG Resources August 2006 Pty Ltd., 4.375%, 4/1/31(1)	1,800,000	1,862,280
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)(4)	700,000	718,375
Taseko Mines Ltd., 7.00%, 2/15/26(1)	675,000	685,125
TMS International Corp., 6.25%, 4/15/29(1)	975,000	1,020,094
United States Steel Corp., 6.875%, 3/1/29	650,000	693,862
		34,222,066
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Blackstone Mortgage Trust, Inc., 3.75%, 1/15/27(1)(4)	1,175,000	1,166,188
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	325,000	322,156
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	450,000	447,390
Starwood Property Trust, Inc., 3.625%, 7/15/26(1)	700,000	706,125
		2,641,859
Multiline Retail — 0.3%
Macy's Retail Holdings LLC, 5.875%, 4/1/29(1)	1,025,000	1,116,456
Macy's Retail Holdings LLC, 6.375%, 3/15/37	300,000	320,820
Macy's Retail Holdings LLC, 5.125%, 1/15/42	1,875,000	1,790,390
		3,227,666
Oil, Gas and Consumable Fuels — 14.2%
Aethon United BR LP / Aethon United Finance Corp., 8.25%, 2/15/26(1)	1,075,000	1,162,344
Antero Midstream Partners LP / Antero Midstream Finance Corp., 7.875%, 5/15/26(1)	1,225,000	1,341,632
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	1,000,000	1,034,300
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 1/15/28(1)	275,000	285,313
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 6/15/29(1)	650,000	670,313
Antero Resources Corp., 7.625%, 2/1/29(1)	800,000	895,400
Antero Resources Corp., 5.375%, 3/1/30(1)	775,000	817,160
Apache Corp., 4.25%, 1/15/30	1,225,000	1,322,277

	Principal Amount/Shares	Value
Apache Corp., 5.10%, 9/1/40	$1,700,000	$1,906,091
Apache Corp., 4.75%, 4/15/43	750,000	813,472
Apache Corp., 7.375%, 8/15/47	250,000	306,476
Apache Corp., 5.35%, 7/1/49	1,100,000	1,223,838
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 7.00%, 11/1/26(1)	425,000	439,871
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 9.00%, 11/1/27(1)	1,170,000	1,604,930
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28(1)	625,000	682,263
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 6/30/29(1)	900,000	920,677
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/25(1)	1,150,000	1,244,875
Callon Petroleum Co., 6.125%, 10/1/24	800,000	787,520
Callon Petroleum Co., 8.25%, 7/15/25	768,000	751,899
Callon Petroleum Co., 8.00%, 8/1/28(1)	2,325,000	2,299,681
Cenovus Energy, Inc., 5.375%, 7/15/25	180,000	205,103
Centennial Resource Production LLC, 5.375%, 1/15/26(1)	450,000	442,377
Chaparral Energy, Inc., 9.00%, 2/14/25	48,678	129,722
Cheniere Energy Partners LP, 4.00%, 3/1/31(1)	2,050,000	2,149,322
Cheniere Energy Partners LP, 3.25%, 1/31/32(1)	2,850,000	2,862,967
Citgo Holding, Inc., 9.25%, 8/1/24(1)	3,050,000	3,076,687
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	800,000	819,096
CITGO Petroleum Corp., 6.375%, 6/15/26(1)	1,625,000	1,660,368
CNX Midstream Partners LP, 4.75%, 4/15/30(1)	25,000	25,418
CNX Resources Corp., 7.25%, 3/14/27(1)	1,250,000	1,332,437
CNX Resources Corp., 6.00%, 1/15/29(1)	1,350,000	1,429,312
Colgate Energy Partners III LLC, 5.875%, 7/1/29(1)	275,000	277,412
Comstock Resources, Inc., 7.50%, 5/15/25(1)	249,000	259,167
Comstock Resources, Inc., 6.75%, 3/1/29(1)	1,150,000	1,243,437
Comstock Resources, Inc., 5.875%, 1/15/30(1)	1,975,000	2,056,755
Continental Resources, Inc., 4.50%, 4/15/23	171,000	177,413
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(1)	3,500,000	3,726,800
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 2/1/29(1)	1,475,000	1,545,391
CrownRock LP / CrownRock Finance, Inc., 5.625%, 10/15/25(1)	1,350,000	1,383,345
CrownRock LP / CrownRock Finance, Inc., 5.00%, 5/1/29(1)	675,000	705,611
DCP Midstream Operating LP, 5.375%, 7/15/25	525,000	580,781
DCP Midstream Operating LP, 5.625%, 7/15/27	550,000	626,313
DCP Midstream Operating LP, 5.125%, 5/15/29	1,450,000	1,634,422
Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.75%, 5/15/25	384,000	394,416
Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.125%, 6/1/28(1)	1,725,000	1,840,333
Devon Energy Corp., 5.875%, 6/15/28(1)	113,000	124,591
Endeavor Energy Resources LP / EER Finance, Inc., 5.50%, 1/30/26(1)	200,000	208,605
Endeavor Energy Resources LP / EER Finance, Inc., 5.75%, 1/30/28(1)	850,000	895,687
Energean Israel Finance Ltd., 5.375%, 3/30/28(1)	400,000	410,232
Energean Israel Finance Ltd., 5.875%, 3/30/31(1)	450,000	463,594
EnLink Midstream LLC, 5.625%, 1/15/28(1)	125,000	133,249

	Principal Amount/Shares	Value
EnLink Midstream LLC, 5.375%, 6/1/29	$1,000,000	$1,059,225
EnLink Midstream Partners LP, 4.40%, 4/1/24	325,000	338,218
EnLink Midstream Partners LP, 4.85%, 7/15/26	1,325,000	1,393,324
EnLink Midstream Partners LP, 5.60%, 4/1/44	450,000	430,614
EnLink Midstream Partners LP, 5.05%, 4/1/45	575,000	525,803
EnLink Midstream Partners LP, 5.45%, 6/1/47	1,325,000	1,280,990
EQM Midstream Partners LP, 4.75%, 7/15/23	1,520,000	1,589,236
EQM Midstream Partners LP, 4.00%, 8/1/24	200,000	208,126
EQM Midstream Partners LP, 6.00%, 7/1/25(1)	525,000	576,161
EQM Midstream Partners LP, 6.50%, 7/1/27(1)	375,000	422,250
EQM Midstream Partners LP, 5.50%, 7/15/28	751,000	826,002
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	700,000	727,125
EQM Midstream Partners LP, 4.75%, 1/15/31(1)	775,000	806,984
EQM Midstream Partners LP, 6.50%, 7/15/48	275,000	313,339
EQT Corp., 6.625%, 2/1/25	725,000	830,705
EQT Corp., 3.125%, 5/15/26(1)	625,000	641,481
EQT Corp., 3.90%, 10/1/27	1,325,000	1,435,790
EQT Corp., 5.00%, 1/15/29	275,000	309,980
EQT Corp., 7.50%, 2/1/30	675,000	869,704
EQT Corp., 3.625%, 5/15/31(1)	200,000	208,650
Genesis Energy LP / Genesis Energy Finance Corp., 6.50%, 10/1/25	300,000	298,896
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 1/15/27	350,000	354,835
Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 2/1/28	800,000	800,320
Gulfport Energy Operating Corp., 8.00%, 5/17/26(1)	1,586,132	1,736,640
Harvest Midstream I LP, 7.50%, 9/1/28(1)	1,525,000	1,626,611
Hess Midstream Operations LP, 5.625%, 2/15/26(1)	1,300,000	1,350,375
Hess Midstream Operations LP, 5.125%, 6/15/28(1)	2,495,000	2,609,271
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 11/1/28(1)	950,000	986,204
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 2/1/29(1)	625,000	642,969
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 2/1/31(1)	950,000	977,835
Holly Energy Partners LP / Holly Energy Finance Corp., 5.00%, 2/1/28(1)	700,000	710,675
Ithaca Energy North Sea plc, 9.00%, 7/15/26(1)	1,200,000	1,227,996
ITT Holdings LLC, 6.50%, 8/1/29(1)	1,125,000	1,136,250
Laredo Petroleum, Inc., 9.50%, 1/15/25	2,225,000	2,308,437
Laredo Petroleum, Inc., 7.75%, 7/31/29(1)	1,500,000	1,505,625
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26(1)	1,109,000	1,140,551
Matador Resources Co., 5.875%, 9/15/26	2,325,000	2,406,445
MEG Energy Corp., 7.125%, 2/1/27(1)	1,975,000	2,076,120
MEG Energy Corp., 5.875%, 2/1/29(1)	275,000	281,655
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	1,025,000	951,523
Moss Creek Resources Holdings, Inc., 10.50%, 5/15/27(1)	350,000	348,800
Murphy Oil Corp., 6.875%, 8/15/24	669,000	683,966
Murphy Oil Corp., 5.75%, 8/15/25	1,125,000	1,162,654
Murphy Oil Corp., 5.875%, 12/1/27	525,000	547,050
Murphy Oil Corp., 6.375%, 7/15/28	1,350,000	1,429,312
Murphy Oil Corp., 7.05%, 5/1/29	25,000	28,125
Murphy Oil Corp., 6.375%, 12/1/42	525,000	530,009
Murray Energy Corp., 9.00% Cash plus 3.00% PIK, 4/15/24(1)(2)(3)	879,713	4,487

	Principal Amount/Shares	Value
New Fortress Energy, Inc., 6.50%, 9/30/26(1)	$600,000	$574,500
NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 2/1/26(1)	1,725,000	1,759,802
Northern Oil and Gas, Inc., 8.125%, 3/1/28(1)	1,475,000	1,578,102
NuStar Logistics LP, 5.75%, 10/1/25	225,000	242,719
NuStar Logistics LP, 6.00%, 6/1/26	200,000	216,372
NuStar Logistics LP, 6.375%, 10/1/30	300,000	330,375
Oasis Petroleum, Inc., 6.375%, 6/1/26(1)	500,000	524,563
Occidental Petroleum Corp., 6.95%, 7/1/24	1,100,000	1,245,046
Occidental Petroleum Corp., 8.00%, 7/15/25	325,000	388,674
Occidental Petroleum Corp., 5.875%, 9/1/25	400,000	448,800
Occidental Petroleum Corp., 5.50%, 12/1/25	600,000	665,250
Occidental Petroleum Corp., 5.55%, 3/15/26	2,375,000	2,639,337
Occidental Petroleum Corp., 3.40%, 4/15/26	375,000	385,080
Occidental Petroleum Corp., 3.20%, 8/15/26	425,000	434,435
Occidental Petroleum Corp., 8.50%, 7/15/27	575,000	721,211
Occidental Petroleum Corp., 7.125%, 10/15/27	200,000	234,970
Occidental Petroleum Corp., 6.375%, 9/1/28	950,000	1,112,687
Occidental Petroleum Corp., 8.875%, 7/15/30	1,700,000	2,311,456
Occidental Petroleum Corp., 6.125%, 1/1/31	550,000	660,949
Occidental Petroleum Corp., 7.50%, 5/1/31	2,127,000	2,768,290
Occidental Petroleum Corp., 7.875%, 9/15/31	575,000	767,680
Occidental Petroleum Corp., 6.45%, 9/15/36	1,900,000	2,392,812
Occidental Petroleum Corp., 7.95%, 6/15/39	150,000	199,028
Occidental Petroleum Corp., 4.30%, 8/15/39	700,000	691,618
Occidental Petroleum Corp., 6.20%, 3/15/40	1,850,000	2,182,214
Occidental Petroleum Corp., 6.60%, 3/15/46	2,875,000	3,613,530
Occidental Petroleum Corp., 4.40%, 8/15/49	50,000	49,152
Ovintiv, Inc., 8.125%, 9/15/30	700,000	964,294
Parkland Corp., 5.875%, 7/15/27(1)	775,000	822,469
Parkland Corp., 4.50%, 10/1/29(1)	2,400,000	2,435,640
PBF Holding Co. LLC / PBF Finance Corp., 9.25%, 5/15/25(1)	350,000	332,103
PBF Holding Co. LLC / PBF Finance Corp., 7.25%, 6/15/25	525,000	354,218
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 2/15/28	700,000	448,000
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23	1,000,000	976,250
Penn Virginia Escrow LLC, 9.25%, 8/15/26(1)	900,000	913,725
Range Resources Corp., 5.00%, 3/15/23	337,000	350,059
Range Resources Corp., 9.25%, 2/1/26	625,000	682,063
Range Resources Corp., 8.25%, 1/15/29(1)	1,050,000	1,182,615
Renewable Energy Group, Inc., 5.875%, 6/1/28(1)	275,000	284,666
Rockcliff Energy II LLC, 5.50%, 10/15/29(1)(4)	825,000	838,406
Rockies Express Pipeline LLC, 3.60%, 5/15/25(1)	550,000	568,563
Rockies Express Pipeline LLC, 4.95%, 7/15/29(1)	275,000	286,344
Rockies Express Pipeline LLC, 4.80%, 5/15/30(1)	575,000	599,668
Rockies Express Pipeline LLC, 7.50%, 7/15/38(1)	100,000	113,665
Rockies Express Pipeline LLC, 6.875%, 4/15/40(1)	375,000	416,966
SM Energy Co., 5.00%, 1/15/24	125,000	124,581
SM Energy Co., 5.625%, 6/1/25	875,000	881,475
SM Energy Co., 6.75%, 9/15/26	400,000	409,036
SM Energy Co., 6.625%, 1/15/27	600,000	616,269
SM Energy Co., 6.50%, 7/15/28	1,525,000	1,580,769

	Principal Amount/Shares	Value
Southwestern Energy Co., 6.45%, 1/23/25	$946,000	$1,042,795
Southwestern Energy Co., 8.375%, 9/15/28	325,000	368,544
Southwestern Energy Co., 5.375%, 2/1/29(1)	825,000	883,624
Southwestern Energy Co., 5.375%, 3/15/30	775,000	837,368
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.50%, 8/15/22	1,075,000	1,071,716
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.75%, 4/15/25	12,000	10,976
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26	50,000	51,068
Sunoco LP / Sunoco Finance Corp., 6.00%, 4/15/27	950,000	990,375
Sunoco LP / Sunoco Finance Corp., 4.50%, 5/15/29	200,000	203,104
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.50%, 10/1/25(1)	475,000	514,781
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/30(1)	725,000	743,807
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 9/1/31(1)	775,000	779,929
Talos Production, Inc., 12.00%, 1/15/26	1,175,000	1,259,153
Tap Rock Resources LLC, 7.00%, 10/1/26(1)	1,975,000	2,024,375
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.875%, 4/15/26	1,675,000	1,751,422
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	1,125,000	1,182,656
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.875%, 1/15/29	525,000	588,906
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.50%, 3/1/30	700,000	766,281
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.875%, 2/1/31	1,125,000	1,215,000
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.00%, 1/15/32(1)	1,125,000	1,164,037
Teine Energy Ltd., 6.875%, 4/15/29(1)	1,050,000	1,070,233
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/31(1)	1,000,000	1,043,750
Western Midstream Operating LP, 4.00%, 7/1/22	225,000	228,708
Western Midstream Operating LP, 4.65%, 7/1/26	100,000	108,359
Western Midstream Operating LP, 4.50%, 3/1/28	475,000	510,369
Western Midstream Operating LP, 4.75%, 8/15/28	275,000	300,363
Western Midstream Operating LP, 5.30%, 2/1/30	1,725,000	1,908,281
Western Midstream Operating LP, 5.45%, 4/1/44	400,000	460,228
Western Midstream Operating LP, 5.30%, 3/1/48	1,375,000	1,587,362
Western Midstream Operating LP, 5.50%, 8/15/48	225,000	263,679
Western Midstream Operating LP, 6.50%, 2/1/50	200,000	235,721
		168,475,504
Paper and Forest Products — 0.1%
Ahlstrom-Munksjo Holding 3 Oy, 4.875%, 2/4/28(1)	400,000	403,900
Mercer International, Inc., 5.125%, 2/1/29	1,100,000	1,124,750
		1,528,650
Personal Products — 0.1%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	700,000	740,166
Edgewell Personal Care Co., 4.125%, 4/1/29(1)	1,025,000	1,024,693
		1,764,859
Pharmaceuticals — 2.5%
180 Medical, Inc., 3.875%, 10/15/29(1)(4)	400,000	406,000
AdaptHealth LLC, 5.125%, 3/1/30(1)	200,000	200,378

	Principal Amount/Shares	Value
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	$2,325,000	$2,479,496
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	3,323,000	3,395,774
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	2,975,000	3,143,757
Bausch Health Cos., Inc., 7.00%, 1/15/28(1)	375,000	384,780
Bausch Health Cos., Inc., 5.00%, 1/30/28(1)	1,225,000	1,164,013
Bausch Health Cos., Inc., 5.00%, 2/15/29(1)	950,000	886,132
Bausch Health Cos., Inc., 6.25%, 2/15/29(1)	850,000	842,299
Bausch Health Cos., Inc., 7.25%, 5/30/29(1)	225,000	230,902
Bausch Health Cos., Inc., 5.25%, 2/15/31(1)	350,000	322,369
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.50%, 7/31/27(1)	1,991,000	1,998,188
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 6/30/28(1)	2,581,000	1,850,009
Endo Finance LLC, 5.75%, 1/15/22(1)	125,000	110,000
Endo Luxembourg Finance Co. I Sarl / Endo US, Inc., 6.125%, 4/1/29(1)	850,000	851,152
Jazz Securities DAC, 4.375%, 1/15/29(1)	2,500,000	2,593,875
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(1)(2)(3)	2,950,000	1,462,448
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(1)(2)(3)	50,000	25,407
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 10.00%, 4/15/25(1)(2)	1,050,000	1,133,044
Organon & Co. / Organon Foreign Debt Co-Issuer BV, 4.125%, 4/30/28(1)	575,000	587,219
Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/31(1)	1,400,000	1,472,240
P&L Development LLC / PLD Finance Corp., 7.75%, 11/15/25(1)	900,000	936,256
Par Pharmaceutical, Inc., 7.50%, 4/1/27(1)	2,148,000	2,191,110
Prestige Brands, Inc., 5.125%, 1/15/28(1)	275,000	287,306
Prestige Brands, Inc., 3.75%, 4/1/31(1)	525,000	507,292
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/1/46	775,000	669,511
		30,130,957
Professional Services — 0.3%
AMN Healthcare, Inc., 4.00%, 4/15/29(1)	1,200,000	1,238,208
ASGN, Inc., 4.625%, 5/15/28(1)	525,000	544,031
Dun & Bradstreet Corp. (The), 6.875%, 8/15/26(1)	105,000	110,250
Dun & Bradstreet Corp. (The), 10.25%, 2/15/27(1)	440,000	473,955
Science Applications International Corp., 4.875%, 4/1/28(1)	725,000	750,158
		3,116,602
Real Estate Management and Development — 0.8%
Cushman & Wakefield US Borrower LLC, 6.75%, 5/15/28(1)	300,000	325,875
Five Point Operating Co. LP / Five Point Capital Corp., 7.875%, 11/15/25(1)	50,000	52,313
Forestar Group, Inc., 3.85%, 5/15/26(1)	825,000	825,404
Forestar Group, Inc., 5.00%, 3/1/28(1)	1,000,000	1,035,270
Greystar Real Estate Partners LLC, 5.75%, 12/1/25(1)	150,000	152,564
Howard Hughes Corp. (The), 5.375%, 8/1/28(1)	1,050,000	1,107,750
Howard Hughes Corp. (The), 4.125%, 2/1/29(1)	825,000	827,062
Howard Hughes Corp. (The), 4.375%, 2/1/31(1)	525,000	528,759
Kennedy-Wilson, Inc., 4.75%, 2/1/30	575,000	584,488
Newmark Group, Inc., 6.125%, 11/15/23	475,000	514,544

	Principal Amount/Shares	Value
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23(1)	$100,000	$103,625
Realogy Group LLC / Realogy Co-Issuer Corp., 7.625%, 6/15/25(1)	761,000	813,661
Realogy Group LLC / Realogy Co-Issuer Corp., 9.375%, 4/1/27(1)	875,000	962,500
Realogy Group LLC / Realogy Co-Issuer Corp., 5.75%, 1/15/29(1)	1,750,000	1,817,602
		9,651,417
Road and Rail — 1.2%
Ahern Rentals, Inc., 7.375%, 5/15/23(1)	2,525,000	2,424,000
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	250,000	260,993
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 4.75%, 4/1/28(1)	1,575,000	1,626,014
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.375%, 3/1/29(1)	675,000	714,309
DAE Funding LLC, 5.25%, 11/15/21(1)	575,000	575,532
Modulaire Global Finance plc, 8.00%, 2/15/23(1)	500,000	511,255
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	800,000	830,760
Uber Technologies, Inc., 7.50%, 5/15/25(1)	1,950,000	2,081,137
Uber Technologies, Inc., 8.00%, 11/1/26(1)	625,000	661,328
Uber Technologies, Inc., 7.50%, 9/15/27(1)	875,000	956,484
Uber Technologies, Inc., 6.25%, 1/15/28(1)	1,450,000	1,556,937
Uber Technologies, Inc., 4.50%, 8/15/29(1)	1,150,000	1,160,063
XPO Logistics, Inc., 6.25%, 5/1/25(1)	363,000	383,591
		13,742,403
Semiconductors and Semiconductor Equipment — 0.2%
Amkor Technology, Inc., 6.625%, 9/15/27(1)	200,000	214,500
ams AG, 7.00%, 7/31/25(1)	450,000	483,498
ON Semiconductor Corp., 3.875%, 9/1/28(1)	450,000	465,188
Synaptics, Inc., 4.00%, 6/15/29(1)	800,000	819,456
		1,982,642
Software — 1.7%
Ascend Learning LLC, 6.875%, 8/1/25(1)	150,000	152,625
Ascend Learning LLC, 6.875%, 8/1/25(1)	50,000	51,161
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	250,000	267,150
Boxer Parent Co., Inc., 9.125%, 3/1/26(1)	700,000	735,945
Camelot Finance SA, 4.50%, 11/1/26(1)	1,275,000	1,326,000
Castle US Holding Corp., 9.50%, 2/15/28(1)	1,125,000	1,181,846
Elastic NV, 4.125%, 7/15/29(1)	700,000	704,375
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl, 4.625%, 5/1/28(1)	600,000	591,750
J2 Global, Inc., 4.625%, 10/15/30(1)	375,000	398,906
LogMeIn, Inc., 5.50%, 9/1/27(1)	1,575,000	1,604,531
MicroStrategy, Inc., 6.125%, 6/15/28(1)	675,000	682,688
NCR Corp., 5.75%, 9/1/27(1)	1,200,000	1,267,584
NCR Corp., 5.00%, 10/1/28(1)	1,325,000	1,355,554
NCR Corp., 5.125%, 4/15/29(1)	2,000,000	2,065,000
NCR Corp., 6.125%, 9/1/29(1)	1,100,000	1,194,875
NCR Corp., 5.25%, 10/1/30(1)	750,000	787,721
Open Text Corp., 5.875%, 6/1/26(1)	650,000	673,563

	Principal Amount/Shares	Value
Open Text Corp., 3.875%, 2/15/28(1)	$650,000	$663,813
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	650,000	668,688
Rocket Software, Inc., 6.50%, 2/15/29(1)	625,000	619,613
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	1,500,000	1,585,781
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 9/1/25(1)	1,550,000	1,613,937
		20,193,106
Specialty Retail — 3.2%
Abercrombie & Fitch Management Co., 8.75%, 7/15/25(1)	450,000	491,753
Ambience Merger Sub, Inc., 7.125%, 7/15/29(1)	650,000	645,125
Asbury Automotive Group, Inc., 4.50%, 3/1/28	320,000	328,800
Asbury Automotive Group, Inc., 4.75%, 3/1/30	200,000	209,000
Bath & Body Works, Inc., 9.375%, 7/1/25(1)	101,000	128,269
Bath & Body Works, Inc., 5.25%, 2/1/28	75,000	82,819
Bath & Body Works, Inc., 7.50%, 6/15/29	425,000	485,233
Bath & Body Works, Inc., 6.625%, 10/1/30(1)	1,175,000	1,335,094
Bath & Body Works, Inc., 6.875%, 11/1/35	290,000	364,313
Bath & Body Works, Inc., 6.75%, 7/1/36	3,250,000	4,034,062
BCPE Ulysses Intermediate, Inc., 7.75% Cash or 8.50% PIK, 4/1/27(1)(5)	525,000	521,889
eG Global Finance plc, 6.75%, 2/7/25(1)	1,125,000	1,151,719
eG Global Finance plc, 8.50%, 10/30/25(1)	600,000	625,698
Ferrellgas LP / Ferrellgas Finance Corp., 5.375%, 4/1/26(1)	1,500,000	1,468,155
Ferrellgas LP / Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	2,375,000	2,307,075
Foot Locker, Inc., 4.00%, 10/1/29(1)(4)	275,000	276,031
Gap, Inc. (The), 3.625%, 10/1/29(1)	425,000	426,594
Gap, Inc. (The), 3.875%, 10/1/31(1)	900,000	901,125
Ken Garff Automotive LLC, 4.875%, 9/15/28(1)	350,000	360,234
LBM Acquisition LLC, 6.25%, 1/15/29(1)	925,000	925,846
Lithia Motors, Inc., 4.625%, 12/15/27(1)	450,000	474,439
Lithia Motors, Inc., 3.875%, 6/1/29(1)	1,575,000	1,636,756
LSF9 Atlantis Holdings LLC / Victra Finance Corp., 7.75%, 2/15/26(1)	1,375,000	1,427,683
Michaels Cos., Inc. (The), 5.25%, 5/1/28(1)	700,000	722,925
Michaels Cos., Inc. (The), 7.875%, 5/1/29(1)	1,875,000	1,950,891
Murphy Oil USA, Inc., 5.625%, 5/1/27	50,000	52,335
Murphy Oil USA, Inc., 4.75%, 9/15/29	200,000	212,000
Park River Holdings, Inc., 5.625%, 2/1/29(1)	1,050,000	1,018,747
Party City Holdings, Inc., 8.75%, 2/15/26(1)	600,000	628,542
PetSmart, Inc. / PetSmart Finance Corp., 4.75%, 2/15/28(1)	900,000	925,875
PetSmart, Inc. / PetSmart Finance Corp., 7.75%, 2/15/29(1)	950,000	1,037,927
Rent-A-Center, Inc., 6.375%, 2/15/29(1)	575,000	621,000
Sonic Automotive, Inc., 6.125%, 3/15/27	975,000	1,014,873
Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 9/30/26(1)	800,000	841,000
SRS Distribution, Inc., 4.625%, 7/1/28(1)	700,000	715,015
Staples, Inc., 7.50%, 4/15/26(1)	2,230,000	2,264,576
Staples, Inc., 10.75%, 4/15/27(1)	1,750,000	1,706,250
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(1)	650,000	675,187
Superior Plus LP / Superior General Partner, Inc., 4.50%, 3/15/29(1)	800,000	827,000
Victoria's Secret & Co., 4.625%, 7/15/29(1)	550,000	561,261

	Principal Amount/Shares	Value
White Cap Buyer LLC, 6.875%, 10/15/28(1)	$1,075,000	$1,135,555
White Cap Parent LLC, 8.25% Cash or 9.00% PIK, 3/15/26(1)(5)	825,000	853,256
		38,371,927
Technology Hardware, Storage and Peripherals — 0.4%
Dell International LLC / EMC Corp., 7.125%, 6/15/24(1)	2,050,000	2,098,923
Diebold Nixdorf, Inc., 8.50%, 4/15/24	725,000	741,664
Diebold Nixdorf, Inc., 9.375%, 7/15/25(1)	775,000	849,113
Xerox Holdings Corp., 5.00%, 8/15/25(1)	675,000	710,100
Xerox Holdings Corp., 5.50%, 8/15/28(1)	500,000	518,268
		4,918,068
Textiles, Apparel and Luxury Goods†
Crocs, Inc., 4.125%, 8/15/31(1)	375,000	378,281
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, 7.50%, 5/1/25(1)	150,000	138,325
		516,606
Thrifts and Mortgage Finance — 1.5%
Enact Holdings, Inc., 6.50%, 8/15/25(1)	1,450,000	1,584,879
Freedom Mortgage Corp., 7.625%, 5/1/26(1)	1,125,000	1,147,613
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	1,375,000	1,338,906
MGIC Investment Corp., 5.25%, 8/15/28	2,955,000	3,156,826
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(1)	550,000	576,428
Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28(1)	1,325,000	1,366,545
Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30(1)	1,250,000	1,254,375
NMI Holdings, Inc., 7.375%, 6/1/25(1)	750,000	856,988
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	1,625,000	1,549,535
PennyMac Financial Services, Inc., 5.75%, 9/15/31(1)	450,000	449,901
Provident Funding Associates LP / PFG Finance Corp., 6.375%, 6/15/25(1)	625,000	636,931
Radian Group, Inc., 4.50%, 10/1/24	500,000	534,083
Radian Group, Inc., 4.875%, 3/15/27	1,600,000	1,746,920
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	1,475,000	1,434,214
		17,634,144
Tobacco — 0.1%
Turning Point Brands, Inc., 5.625%, 2/15/26(1)	450,000	469,688
Vector Group Ltd., 5.75%, 2/1/29(1)	725,000	726,080
		1,195,768
Trading Companies and Distributors — 0.5%
Alta Equipment Group, Inc., 5.625%, 4/15/26(1)	400,000	411,500
Beacon Roofing Supply, Inc., 4.50%, 11/15/26(1)	175,000	182,219
Beacon Roofing Supply, Inc., 4.125%, 5/15/29(1)	825,000	820,875
Fly Leasing Ltd., 7.00%, 10/15/24(1)	700,000	695,912
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/1/25(1)	350,000	360,721
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/1/27(1)	775,000	878,656
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 5/1/28(1)	775,000	781,231
Foundation Building Materials, Inc., 6.00%, 3/1/29(1)	625,000	613,419
H&E Equipment Services, Inc., 3.875%, 12/15/28(1)	850,000	847,747
		5,592,280
Transportation Infrastructure†
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 7/31/29(1)	400,000	395,000

	Principal Amount/Shares	Value
Water Utilities — 0.1%
Solaris Midstream Holdings LLC, 7.625%, 4/1/26(1)	$700,000	$751,034
Wireless Telecommunication Services — 1.2%
Digicel Group Holdings Ltd., 5.00% Cash plus 3.00% PIK, 4/1/25(1)	577,034	514,524
Digicel Group Holdings Ltd., 8.00% Cash plus 2.00% PIK, 4/1/24	3,080,672	3,084,523
Sprint Communications, Inc., 9.25%, 4/15/22	350,000	366,018
Sprint Communications, Inc., 6.00%, 11/15/22	250,000	263,180
Sprint Corp., 7.875%, 9/15/23	2,675,000	2,992,255
Sprint Corp., 7.125%, 6/15/24	575,000	655,184
Sprint Corp., 7.625%, 3/1/26	425,000	515,514
T-Mobile USA, Inc., 2.625%, 4/15/26	800,000	819,000
T-Mobile USA, Inc., 2.625%, 2/15/29	325,000	328,838
T-Mobile USA, Inc., 3.375%, 4/15/29	200,000	208,900
Vmed O2 UK Financing I plc, 4.25%, 1/31/31(1)	1,600,000	1,598,000
Vmed O2 UK Financing I plc, 4.75%, 7/15/31(1)	1,400,000	1,432,102
Vodafone Group plc, VRN, 7.00%, 4/4/79	1,225,000	1,499,496
		14,277,534
TOTAL CORPORATE BONDS (Cost $1,030,277,305)		1,073,254,811
PREFERRED STOCKS — 1.7%
Banks — 1.0%
Bank of America Corp., 5.125%	475,000	504,117
Bank of America Corp., 6.25%	1,025,000	1,128,141
Bank of America Corp., 6.30%	25,000	29,125
Barclays plc, 6.125%	450,000	498,658
Barclays plc, 7.75%	950,000	1,037,875
Barclays plc, 8.00%	1,000,000	1,130,005
Citigroup, Inc., 4.00%	350,000	363,545
Citigroup, Inc., 4.70%	1,950,000	1,997,531
Citigroup, Inc., 5.90%	425,000	444,125
Citigroup, Inc., 5.95%	325,000	339,016
Citigroup, Inc., 6.25%	150,000	174,032
JPMorgan Chase & Co., 3.45%	200,000	200,755
JPMorgan Chase & Co., 4.60%	1,850,000	1,893,937
JPMorgan Chase & Co., 6.10%	125,000	135,928
JPMorgan Chase & Co., 6.125%	400,000	432,500
JPMorgan Chase & Co., 6.75%	31,000	34,042
JPMorgan Chase & Co., Series R, 6.00%	645,000	681,362
Natwest Group plc, 2.45%	300,000	298,703
Natwest Group plc, 8.00%	950,000	1,123,437
		12,446,834
Capital Markets — 0.2%
Credit Suisse Group AG, 5.10%(1)	200,000	205,260
Credit Suisse Group AG, 6.25%(1)	1,050,000	1,134,065
Deutsche Bank AG, 6.00%	200,000	211,500
Goldman Sachs Group, Inc. (The), 4.95%	875,000	929,687
		2,480,512
Consumer Finance — 0.1%
Ally Financial, Inc., 4.70%	900,000	939,577
Oil, Gas and Consumable Fuels — 0.4%
Energy Transfer LP, 6.25%	150,000	134,580

	Principal Amount/Shares	Value
Energy Transfer LP, 6.625%	600,000	$585,750
Global Partners LP, 9.50%	31,375	828,300
Gulfport Energy Operating Corp., 10.00% Cash or 15.00% PIK(5)	44	234,300
Nine Point Energy Holdings, Inc. (Acquired 3/28/17 Cost $18,000)(3)(9)	18	—
Plains All American Pipeline LP, 6.125%	3,225,000	2,934,750
Summit Midstream Partners LP, 9.50%(3)	88,000	73,920
		4,791,600
TOTAL PREFERRED STOCKS (Cost $19,220,957)		20,658,523
BANK LOAN OBLIGATIONS(10) — 0.6%
Airlines — 0.1%
United Airlines, Inc., 2021 Term Loan B, 4.50%, (3-month LIBOR plus 3.75%), 4/21/28	$621,875	627,565
Auto Components†
Clarios Global LP, 2021 USD Term Loan B, 3.33%, (1-month LIBOR plus 3.25%), 4/30/26	144,079	143,629
Chemicals†
Consolidated Energy Finance, S.A., Term Loan B, 2.66%, (6-month LIBOR plus 2.50%), 5/7/25	145,125	143,311
Commercial Services and Supplies†
WW International, Inc., 2021 Term Loan B, 4.00%, (1-month LIBOR plus 3.50%), 4/13/28	274,313	274,341
Containers and Packaging†
BWAY Holding Company, 2017 Term Loan B, 3.33%, (1-month LIBOR plus 3.25%), 4/3/24	91,816	90,087
Flex Acquisition Company, Inc., 2021 Term Loan, 4.00%, (3-month LIBOR plus 3.50%), 2/23/28	104,518	104,438
		194,525
Diversified Telecommunication Services — 0.1%
Consolidated Communications, Inc., 2021 Term Loan B, 4.25%, (1-month LIBOR plus 3.50%), 10/2/27	875,000	877,258
Windstream Services, LLC, 2020 Exit Term Loan B, 7.25%, (1-month LIBOR plus 6.25%), 9/21/27	49,620	49,924
		927,182
Energy Equipment and Services — 0.1%
Apergy Corporation, 2020 Term Loan, 6.00%, (3-month LIBOR plus 5.00%), 6/3/27	1,143,987	1,166,152
Parker Drilling Co, 2nd Lien PIK Term Loan, 11.00% Cash plus 2.00% PIK, 3/26/24	32,212	30,440
		1,196,592
Entertainment†
Allen Media, LLC, 2020 Term Loan B, 5.63%, (3-month LIBOR plus 5.50%), 2/10/27	467,275	468,007
Hotels, Restaurants and Leisure — 0.1%
1011778 B.C. Unlimited Liability Company, Term Loan B4, 1.84%, (1-month LIBOR plus 1.75%), 11/19/26	312,100	308,848
Boyd Gaming Corporation, Term Loan B3, 2.32%, (1-week LIBOR plus 2.25%), 9/15/23	57,840	57,846
Gateway Casinos & Entertainment Limited, 2018 Term Loan B, 4.50% Cash plus 3.00% PIK, 12/1/23	151,720	151,673
Golden Nugget, Inc., 2017 Incremental Term Loan B, 3.25%, (2-month LIBOR plus 2.50%), 10/4/23	282,302	281,330
Golden Nugget, Inc., 2020 Initial Term Loan, 13.00%, (3-month LIBOR plus 12.00%), 10/4/23	100,000	109,500
		909,197

	Principal Amount/Shares	Value
Insurance†
Asurion LLC, 2020 Term Loan B8, 3.33%, (1-month LIBOR plus 3.25%), 12/23/26	$54,018	$53,285
Hub International Limited, 2018 Term Loan B, 2.88%, (3-month LIBOR plus 2.75%), 4/25/25	363,641	360,555
		413,840
Media — 0.1%
Diamond Sports Group, LLC, Term Loan, 3.34%, (1-month LIBOR plus 3.25%), 8/24/26	171,500	107,544
DirecTV Financing, LLC, Term Loan, 5.75%, (3-month LIBOR plus 5.00%), 7/22/27	425,000	425,753
		533,297
Oil, Gas and Consumable Fuels — 0.1%
Ascent Resources - Utica, 2020 Fixed 2nd Lien Term Loan, 10.00%, (3-month LIBOR plus 9.00%), 11/1/25	895,000	982,634
CITGO Holding Inc., 2019 Term Loan B, 8.00%, (3-month LIBOR plus 7.00%), 8/1/23	343,000	339,398
		1,322,032
Road and Rail†
PODS, LLC, 2021 Term Loan B, 3.75%, (1-month LIBOR plus 3.00%), 3/31/28	99,500	99,687
Specialty Retail†
Serta Simmons Bedding, LLC, 2nd Lien Term Loan, 9.00%, (3-month LIBOR plus 8.00%), 11/8/24	94,933	64,080
Staples, Inc., 7 Year Term Loan, 5.13%, (3-month LIBOR plus 5.00%), 4/16/26	268,813	257,052
		321,132
TOTAL BANK LOAN OBLIGATIONS (Cost $7,522,821)		7,574,337
COMMON STOCKS — 0.3%
Auto Components†
Exide Technologies(3)	3,465	35
Building Products†
Hardwood Holdings, Inc. (Acquired 4/27/21, Cost $2,805)(3)(9)	374	10,472
Chemicals — 0.1%
Hexion Holdings Corp., Class B(3)	12,508	275,176
Diversified Telecommunication Services†
Colt, Class B (Acquired 5/18/16, Cost $338)(3)(9)	676	—
Electrical Equipment†
Exide Technologies (Acquired 5/14/15, Cost $—)(3)(9)	162	1
Energy Equipment and Services — 0.1%
Diamond Offshore Drilling, Inc.(3)	39,216	232,355
FTS International, Inc., Class A(3)	22,001	541,224
Noble Corp.(3)	827	22,379
Parker Drilling Co.(3)	963	3,563
Superior Energy Services (Acquired 2/16/21, Cost $538,355)(3)(9)	8,869	356,700
		1,156,221
Gas Utilities†
Ferrellgas Partners LP, Class B(3)	364	98,280
Machinery†
UC Holdings, Inc. (Acquired 9/21/15 - 9/30/15, Cost $103,222)(3)(9)	4,088	36,792
Media†
iHeartMedia, Inc., Class A (Acquired 5/2/19, Cost $5,814)(3)(9)	342	8,557

	Principal Amount/Shares	Value
Metals and Mining†
Petra Diamonds Ltd. (Acquired 1/4/21, Cost $55,637)(3)(9)	2,704,982	$63,782
Oil, Gas and Consumable Fuels — 0.1%
Bruin Blocker LLC (Acquired 7/23/18 - 9/19/19, Cost $10,364)(3)(9)	530	456
Chaparral Energy, Inc. (Acquired 6/26/18 - 4/23/19, Cost $301,921)(3)(9)	2,960	112,480
Gulfport Energy Operating Corp.(3)	14,497	1,191,798
Nine Point Energy (Acquired 6/19/17 - 4/4/18, Cost $12,544)(3)(9)	1,082	—
Sabine Oil & Gas Holdings, Inc. (Acquired 5/30/17, Cost $578)(3)(9)	13	182
Summit Midstream Partners LP(3)	2,088	74,229
Warren Resources, Inc. (Acquired 10/19/16, Cost $4,800)(3)(9)	960	960
		1,380,105
Transportation Infrastructure†
syncreon (Acquired 8/1/19, Cost $11,399)(3)(9)	829	63,211
TOTAL COMMON STOCKS (Cost $3,715,734)		3,092,632
ESCROW INTERESTS(11)†
Automobiles†
Exide Technologies(3)	$241,970	12,099
Diversified Financial Services†
Denver Parent, Escrow(3)	63,341	—
Electric Utilities†
GenOn Energy(3)	25,000	—
GenOn Energy, Inc.(3)	75,000	—
		—
Energy Equipment and Services†
Hercules Offshore, Inc., Escrow(3)	3,570	9,818
Sanjel Corp.(3)	200,000	—
		9,818
Oil, Gas and Consumable Fuels†
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.(3)	500,000	7,500
Gulfport Energy Operating Corp.(3)	400,000	24,000
Gulfport Energy Operating Corp.(3)	642,000	38,520
Gulfport Energy Operating Corp.(3)	275,000	16,500
Sanchez Energy Corp.(3)	475,000	16,031
Sanchez Energy Corp.(3)	775,000	26,156
		128,707
Paper and Forest Products†
Appvion, Inc., Escrow(3)	200,000	11,000
Thrifts and Mortgage Finance†
Washington Mutual Bank, Escrow(3)	250,000	3,250
TOTAL ESCROW INTERESTS (Cost $1,917,340)		164,874
WARRANTS†
Independent Power and Renewable Electricity Producers†
Vistra Corp.(3)	1,215	214
Oil, Gas and Consumable Fuels†
California Resources Corp.(3)	66	792

	Principal Amount/Shares	Value
Denbury, Inc.(3)	2,542	$113,144
		113,936
Paper and Forest Products†
Appvion Holdings Corp.(3)	195	—
Appvion Holdings Corp.(3)	195	—
		—
TOTAL WARRANTS (Cost $11)		114,150
CONVERTIBLE BONDS†
Wireless Telecommunication Services†
Digicel Group Holdings Ltd., 7.00% PIK(1)(6) (Cost $7,879)	$59,475	48,901
RIGHTS†
Independent Power and Renewable Electricity Producers†
Vistra Energy Corp.(3) (Cost $—)	3,425	4,127
TEMPORARY CASH INVESTMENTS — 7.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $92,938,074)	92,938,074	92,938,074
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $1,155,600,121)		1,197,850,429
OTHER ASSETS AND LIABILITIES — (0.6)%		(7,722,564)
TOTAL NET ASSETS — 100.0%		$1,190,127,865

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $785,048,433, which represented 66.0% of total net assets.
(2)Security is in default.
(3)Non-income producing.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)The security's rate was paid in cash at the last payment date.
(6)Perpetual maturity with no stated maturity date.
(7)The security's rate was paid in kind or a combination of cash and in kind at the last payment date.
(8)Maturity is in default.
(9)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $653,593, which represented 0.1% of total net assets.
(10)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(11)Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.

See Notes to Financial Statements.

Statement of Assets and Liabilities

SEPTEMBER 30, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,155,600,121)	$1,197,850,429
Receivable for investments sold	7,543,538
Receivable for capital shares sold	683,088
Interest and dividends receivable	17,066,526
1,223,143,581

Liabilities
Disbursements in excess of demand deposit cash	575,504
Payable for investments purchased	25,229,832
Payable for capital shares redeemed	5,173,468
Accrued management fees	547,533
Distribution and service fees payable	1,170
Dividends payable	1,488,209
33,015,716

Net Assets	$1,190,127,865

Net Assets Consist of:
Capital paid in	$1,138,673,517
Distributable earnings	51,454,348
$1,190,127,865

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$60,538,841	6,161,866	$9.82
I Class	$255,887,150	26,060,769	$9.82
Y Class	$557,719,517	56,786,944	$9.82
A Class	$5,741,485	584,431	$9.82*
R5 Class	$130,739	13,311	$9.82
R6 Class	$310,110,133	31,593,695	$9.82
*Maximum offering price $10.28 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $553)	$31,584,614
Dividends	751
31,585,365

Expenses:
Management fees	3,369,335
Distribution and service fees - A Class	6,394
Trustees' fees and expenses	37,705
Other expenses	769
3,414,203

Net investment income (loss)	28,171,162

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	16,217,611
Change in net unrealized appreciation (depreciation) on investments	(1,573,028)

Net realized and unrealized gain (loss)	14,644,583

Net Increase (Decrease) in Net Assets Resulting from Operations	$42,815,745

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED) AND YEAR ENDED MARCH 31, 2021
Increase (Decrease) in Net Assets	September 30, 2021	March 31, 2021
Operations
Net investment income (loss)	$28,171,162	$42,996,094
Net realized gain (loss)	16,217,611	1,751,413
Change in net unrealized appreciation (depreciation)	(1,573,028)	117,766,998
Net increase (decrease) in net assets resulting from operations	42,815,745	162,514,505

Distributions to Shareholders
From earnings:
Investor Class	(1,253,669)	(1,541,275)
I Class	(4,397,945)	(4,914,826)
Y Class	(15,421,181)	(24,798,707)
A Class	(117,750)	(169,719)
R5 Class	(3,401)	(7,085)
R6 Class	(7,684,017)	(12,609,523)
Decrease in net assets from distributions	(28,877,963)	(44,041,135)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	105,029,793	481,665,254

Net increase (decrease) in net assets	118,967,575	600,138,624

Net Assets
Beginning of period	1,071,160,290	471,021,666
End of period	$1,190,127,865	$1,071,160,290

See Notes to Financial Statements.

Notes to Financial Statements

SEPTEMBER 30, 2021 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. High Income Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek current yield and capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, R5 Class and R6 Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, bank loan obligations and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. For convertible bonds, the premiums attributable only to the debt instrument are amortized. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM has engaged Nomura Corporate Research and Asset Management Inc. (NCRAM) to serve as a subadvisor for the fund and to manage the fund’s assets. NCRAM is responsible for the day-to-day management of the fund, subject to the general supervision of the Board of Trustees and the investment advisor and in accordance with the investment objective, policies and restrictions of the fund. ACIM pays all costs associated with retaining NCRAM as the subadvisor of the fund. A subsidiary of NCRAM’s parent company indirectly owns a non-controlling equity interest in ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	R5 Class	R6 Class
0.775%	0.675%	0.575%	0.775%	0.575%	0.525%

Distribution and Service Fees — The Board of Trustees has adopted a Master Distribution and Individual Shareholder Services Plan (the plan) for the A Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on the A Class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the period ended September 30, 2021 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2021 were $381,518,768 and $307,759,496, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2021		Year ended March 31, 2021
	Shares	Amount	Shares	Amount
Investor Class
Sold	4,002,293	$39,312,280	4,931,694	$46,156,472
Issued in reinvestment of distributions	119,972	1,178,664	145,331	1,354,453
Redeemed	(2,158,236)	(21,232,904)	(2,887,997)	(27,263,701)
	1,964,029	19,258,040	2,189,028	20,247,224
I Class
Sold	14,616,887	143,482,432	8,731,066	80,903,647
Issued in reinvestment of distributions	447,841	4,397,825	529,547	4,914,190
Redeemed	(2,167,166)	(21,219,461)	(2,769,230)	(25,693,067)
	12,897,562	126,660,796	6,491,383	60,124,770
Y Class
Sold	17,139,285	168,063,400	41,173,779	375,822,349
Issued in reinvestment of distributions	572,595	5,621,838	1,150,276	10,653,535
Redeemed	(24,356,881)	(239,805,437)	(14,708,114)	(130,894,050)
	(6,645,001)	(66,120,199)	27,615,941	255,581,834
A Class
Sold	104,306	1,024,953	283,426	2,669,683
Issued in reinvestment of distributions	11,843	116,318	18,251	167,982
Redeemed	(22,256)	(218,165)	(153,914)	(1,430,846)
	93,893	923,106	147,763	1,406,819
R5 Class
Sold	3,167	30,985	1,866	16,794
Issued in reinvestment of distributions	346	3,401	768	7,085
Redeemed	(4,798)	(46,866)	(1,024)	(8,800)
	(1,285)	(12,480)	1,610	15,079
R6 Class
Sold	3,438,254	33,735,358	18,503,624	166,305,894
Issued in reinvestment of distributions	782,239	7,676,935	1,357,778	12,609,480
Redeemed	(1,742,172)	(17,091,763)	(3,702,511)	(34,625,846)
	2,478,321	24,320,530	16,158,891	144,289,528
Net increase (decrease)	10,787,519	$105,029,793	52,604,616	$481,665,254

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$1,073,254,811	—
Preferred Stocks	$828,300	19,830,223	—
Bank Loan Obligations	—	7,574,337	—
Common Stocks	2,349,281	743,351	—
Escrow Interests	—	164,874	—
Warrants	1,006	113,144	—
Convertible Bonds	—	48,901	—
Rights	—	4,127	—
Temporary Cash Investments	92,938,074	—	—
	$96,116,661	$1,101,733,768	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
The fund invests primarily in high-yield and lower-quality debt securities, which are subject to substantial risks including liquidity risk and credit risk.
The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. However, LIBOR is expected to be phased out and the transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,156,386,548
Gross tax appreciation of investments	$53,402,824
Gross tax depreciation of investments	(11,938,943)
Net tax appreciation (depreciation) of investments	$41,463,881

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
As of March 31, 2021, the fund had accumulated long-term capital losses of $(4,999,490), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$9.71	0.23	0.12	0.35	(0.24)	$9.82	3.62%	0.78%(4)	0.78%(4)	4.73%(4)	28%	$60,539
2021	$8.15	0.48	1.57	2.05	(0.49)	$9.71	25.69%	0.78%	0.78%	5.21%	52%	$40,746
2020	$9.32	0.48	(1.16)	(0.68)	(0.49)	$8.15	(7.76)%	0.78%	0.78%	5.14%	55%	$16,377
2019	$9.43	0.53	(0.11)	0.42	(0.53)	$9.32	4.65%	0.78%	0.78%	5.73%	43%	$16,796
2018(5)	$9.68	0.27	(0.24)	0.03	(0.28)	$9.43	0.29%	0.78%(4)	0.78%(4)	5.70%(4)	26%	$1,401
I Class
2021(3)	$9.70	0.24	0.12	0.36	(0.24)	$9.82	3.77%	0.68%(4)	0.68%(4)	4.83%(4)	28%	$255,887
2021	$8.15	0.49	1.56	2.05	(0.50)	$9.70	25.68%	0.68%	0.68%	5.31%	52%	$127,684
2020	$9.32	0.48	(1.15)	(0.67)	(0.50)	$8.15	(7.66)%	0.68%	0.68%	5.24%	55%	$54,346
2019	$9.42	0.54	(0.10)	0.44	(0.54)	$9.32	4.86%	0.68%	0.68%	5.83%	43%	$24,825
2018(5)	$9.68	0.27	(0.25)	0.02	(0.28)	$9.42	0.23%	0.68%(4)	0.68%(4)	5.80%(4)	26%	$8,078

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2021(3)	$9.70	0.24	0.13	0.37	(0.25)	$9.82	3.82%	0.58%(4)	0.58%(4)	4.93%(4)	28%	$557,720
2021	$8.15	0.50	1.56	2.06	(0.51)	$9.70	25.81%	0.58%	0.58%	5.41%	52%	$615,479
2020	$9.32	0.49	(1.15)	(0.66)	(0.51)	$8.15	(7.57)%	0.58%	0.58%	5.34%	55%	$291,873
2019	$9.42	0.55	(0.10)	0.45	(0.55)	$9.32	4.97%	0.58%	0.58%	5.93%	43%	$125,104
2018(6)	$9.68	0.28	(0.25)	0.03	(0.29)	$9.42	0.31%	0.58%(4)	0.58%(4)	5.90%(4)	26%	$141,643
2017	$9.42	0.56	0.24	0.80	(0.54)	$9.68	8.74%	0.58%	1.00%	5.83%(7)	81%	$127,414
2016	$8.95	0.58	0.46	1.04	(0.57)(8)	$9.42	12.15%	0.61%	1.49%	6.37%(7)	116%	$94,197
A Class
2021(3)	$9.71	0.22	0.12	0.34	(0.23)	$9.82	3.49%	1.03%(4)	1.03%(4)	4.48%(4)	28%	$5,741
2021	$8.15	0.46	1.57	2.03	(0.47)	$9.71	25.38%	1.03%	1.03%	4.96%	52%	$4,761
2020	$9.32	0.45	(1.15)	(0.70)	(0.47)	$8.15	(7.99)%	1.03%	1.03%	4.89%	55%	$2,793
2019	$9.42	0.51	(0.10)	0.41	(0.51)	$9.32	4.50%	1.03%	1.03%	5.48%	43%	$924
2018(5)	$9.68	0.26	(0.25)	0.01	(0.27)	$9.42	0.06%	1.03%(4)	1.03%(4)	5.45%(4)	26%	$5
R5 Class
2021(3)	$9.70	0.24	0.13	0.37	(0.25)	$9.82	3.82%	0.58%(4)	0.58%(4)	4.93%(4)	28%	$131
2021	$8.15	0.50	1.56	2.06	(0.51)	$9.70	25.81%	0.58%	0.58%	5.41%	52%	$142
2020	$9.32	0.50	(1.16)	(0.66)	(0.51)	$8.15	(7.56)%	0.58%	0.58%	5.34%	55%	$106
2019	$9.42	0.55	(0.10)	0.45	(0.55)	$9.32	4.96%	0.58%	0.58%	5.93%	43%	$146
2018(5)	$9.68	0.28	(0.25)	0.03	(0.29)	$9.42	0.27%	0.58%(4)	0.58%(4)	5.90%(4)	26%	$5

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2021(3)	$9.70	0.24	0.13	0.37	(0.25)	$9.82	3.85%	0.53%(4)	0.53%(4)	4.98%(4)	28%	$310,110
2021	$8.14	0.50	1.58	2.08	(0.52)	$9.70	25.87%	0.53%	0.53%	5.46%	52%	$282,349
2020	$9.32	0.50	(1.16)	(0.66)	(0.52)	$8.14	(7.53)%	0.53%	0.53%	5.39%	55%	$105,526
2019	$9.42	0.56	(0.10)	0.46	(0.56)	$9.32	5.02%	0.53%	0.53%	5.98%	43%	$97,599
2018(5)	$9.68	0.26	(0.23)	0.03	(0.29)	$9.42	0.31%	0.53%(4)	0.53%(4)	5.95%(4)	26%	$6,969

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2021 (unaudited).
(4)Annualized.
(5)October 2, 2017 (commencement of sale) through March 31, 2018.
(6)October 1, 2017 through March 31, 2018. The fund's fiscal year end was changed from September 30 to March 31, resulting in a six-month annual reporting period. For the years before March 31, 2018, the fund's fiscal year end was September 30.
(7)The ratio of net investment income (loss) to average net assets would have been lower if a portion of the fees had not been waived and/or reimbursed.
(8)Per-share amount includes a distribution from tax return of capital of less than $0.005.

See Notes to Financial Statements.

Approval of Management and Subadvisory Agreements

At a meeting held on June 16, 2021, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. The Board also unanimously approved the renewal of the investment subadvisory agreement pursuant to which Nomura Corporate Research and Asset Management, Inc. (the “Subadvisor”) acts as subadvisor to the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement and the subadvisory agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor, the Subadvisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor and the Subadvisor.

In connection with its consideration of the renewal of the management agreement and the subadvisory agreement, the Board’s review and evaluation of the services provided by the Advisor, the Advisor’s affiliates, and the Subadvisor included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary service levels and quality, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided and to be provided by the Advisor and its affiliates to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates, the Subadvisor and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans, COVID-19 pandemic response, vendor management practices, and social justice initiatives;
•the Advisor’s business continuity plans and cyber security practices;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;

•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement and the subadvisory agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the Subadvisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement and the subadvisory agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement and subadvisory agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor and the Subadvisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor and the Subadvisor have an obligation to seek the best execution of fund trades. In providing these services, the Advisor and the Subadvisor utilize teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor and/or the Subadvisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, and five-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor and the Subadvisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund. The Board did not consider the profitability of the Subadvisor because the Subadvisor is paid from the unified management fee of the Advisor as a result of arms’ length negotiations.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. The Board specifically noted that the subadvisory fee paid to the Subadvisor and the terms of the Subadvisory Agreement were subject to arms’ length negotiation between the Advisor and the Subadvisor and are paid by the Advisor out of its unified management fee. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of possible collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement and the subadvisory agreement are fair and reasonable in light of the services provided and should be renewed.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Change in Independent Registered Public Accounting Firm

On June 16, 2021, the fund’s Audit and Compliance Committee and Board of Trustees approved a change to the fund’s independent registered public accountant. PricewaterhouseCoopers LLP resigned and Deloitte & Touche LLP was appointed as the independent registered public accounting firm for the fiscal year ending March 31, 2022.

During the fiscal years ended March 31, 2020 and March 31, 2021 and the subsequent interim period through June 16, 2021, there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to their satisfaction would have caused them to make reference to the subject matter of the disagreements in connection with their reports or reportable events, as such term is described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended. The audit reports of PricewaterhouseCoopers LLP on the financial statements of the fund for the fiscal years ended March 31, 2020 and March 31, 2021, did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.

During the fiscal years ended March 31, 2020 and March 31, 2021 and the subsequent interim period through June 16, 2021, neither the fund, nor anyone on its behalf, consulted with Deloitte & Touche LLP, on behalf of the fund, regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the fund’s financial statements, or any matter that was either the subject of a disagreement or a reportable event, as such terms are described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended.

The fund requested that PricewaterhouseCoopers LLP furnish it with a letter addressed to the Securities and Exchange Commission stating whether PricewaterhouseCoopers LLP agrees with the statements contained above. A copy of the letter from PricewaterhouseCoopers LLP to the Securities and Exchange Commission is filed as an exhibit hereto.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
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American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-93334 2111

Semiannual Report

September 30, 2021

High-Yield Fund
Investor Class (ABHIX)
I Class (AHYHX)
Y Class (AHYLX)
A Class (AHYVX)
C Class (AHDCX)
R Class (AHYRX)
R5 Class (ACYIX)
R6 Class (AHYDX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks, Bonds Advanced Amid Growing Concerns

Broad market sentiment was upbeat to start the period. Investors generally looked beyond pandemic-related challenges to improving growth and corporate earnings data. Ongoing support from leading central banks and governments helped maintain investor confidence in the financial markets and strengthen the overall global economic outlook.

However, a summer surge in COVID-19 cases arising from the delta variant triggered worries about the recovery’s sustainability. Most economic and corporate earnings data remained favorable, but the labor market was a notable exception. Despite record job openings, job growth remained weak, complicating reopening efforts for many businesses.

In this climate, U.S. Treasury yields generally declined through early August. From there, yields rose amid soaring inflation triggered by mounting supply chain disruptions and rising energy and housing prices. Congressional debate on the debt ceiling and the $3.5 trillion "human infrastructure" bill added to inflation worries. Year-over-year headline inflation reached 5.4% in September, matching a 13-year high.

Meanwhile, in September, the Federal Reserve hinted it may start scaling back its monetary support by year-end. This prompted a spike in Treasury yields and a sell-off among stocks. A credit crisis in China’s troubled property sector also weighed on stocks. Overall, though, strong performance in the first half of the reporting period led to positive six-month returns for most broad stock and bond indices.

Several Factors Shaping Market Dynamics

The return to pre-pandemic life is progressing, albeit somewhat cautiously due to COVID-19’s delta variant. As the economy and markets respond to this fluid backdrop, investors will face opportunities and ongoing challenges. Economic growth, inflation, the virus’s trajectory, supply chain normalization and fiscal and monetary policy likely will sway market dynamics.
We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2021
Types of Investments in Portfolio	% of net assets
Corporate Bonds	83.1%
Exchange-Traded Funds	7.9%
Preferred Stocks	2.9%
Bank Loan Obligations	0.7%
Asset-Backed Securities	0.2%
Temporary Cash Investments	5.2%
Temporary Cash Investments - Securities Lending Collateral	2.4%
Other Assets and Liabilities	(2.4)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2021 to September 30, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period(1) 4/1/21 - 9/30/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,032.60	$3.92	0.77%
I Class	$1,000	$1,034.80	$3.42	0.67%
Y Class	$1,000	$1,035.40	$2.91	0.57%
A Class	$1,000	$1,033.10	$5.20	1.02%
C Class	$1,000	$1,029.20	$9.00	1.77%
R Class	$1,000	$1,031.80	$6.47	1.27%
R5 Class	$1,000	$1,035.40	$2.91	0.57%
R6 Class	$1,000	$1,035.70	$2.65	0.52%
Hypothetical
Investor Class	$1,000	$1,021.21	$3.90	0.77%
I Class	$1,000	$1,021.71	$3.40	0.67%
Y Class	$1,000	$1,022.21	$2.89	0.57%
A Class	$1,000	$1,019.96	$5.17	1.02%
C Class	$1,000	$1,016.19	$8.95	1.77%
R Class	$1,000	$1,018.70	$6.43	1.27%
R5 Class	$1,000	$1,022.21	$2.89	0.57%
R6 Class	$1,000	$1,022.46	$2.64	0.52%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2021 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 83.1%
Aerospace and Defense — 1.9%
Bombardier, Inc., 7.50%, 3/15/25(1)	$305,000	$311,862
Howmet Aerospace, Inc., 5.125%, 10/1/24	175,000	193,209
Rolls-Royce plc, 5.75%, 10/15/27(1)	250,000	276,563
TransDigm, Inc., 6.25%, 3/15/26(1)	1,000,000	1,043,750
TransDigm, Inc., 6.375%, 6/15/26	520,000	537,113
TransDigm, Inc., 4.625%, 1/15/29	500,000	500,000
		2,862,497
Airlines — 1.4%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	504,000	530,460
United Airlines Holdings, Inc., 5.00%, 2/1/24(2)	555,000	572,627
United Airlines Pass Through Trust, 4.875%, 7/15/27	227,023	240,754
United Airlines, Inc., 4.625%, 4/15/29(1)	673,000	696,353
		2,040,194
Auto Components — 0.7%
Goodyear Tire & Rubber Co. (The), 5.00%, 7/15/29(1)	165,000	175,313
Iochpe-Maxion Austria GmbH / Maxion Wheels de Mexico S de RL de CV, 5.00%, 5/7/28(1)	700,000	700,304
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	160,000	173,110
		1,048,727
Automobiles — 2.0%
Ford Motor Co., 8.50%, 4/21/23	1,080,000	1,189,285
Ford Motor Credit Co. LLC, 3.10%, 5/4/23	500,000	508,750
Ford Motor Credit Co. LLC, 3.625%, 6/17/31	500,000	503,750
Nissan Motor Co. Ltd., 4.35%, 9/17/27(1)	750,000	824,474
		3,026,259
Banks — 1.2%
Banco GNB Sudameris SA, VRN, 7.50%, 4/16/31(1)	700,000	714,840
CIT Group, Inc., VRN, 4.125%, 11/13/29	540,000	557,321
Intesa Sanpaolo SpA, 4.20%, 6/1/32(1)	500,000	513,051
		1,785,212
Biotechnology — 1.0%
Emergent BioSolutions, Inc., 3.875%, 8/15/28(1)	569,000	554,064
Grifols Escrow Issuer SA, 4.75%, 10/15/28(1)(3)	520,000	531,960
HCRX Investments Holdco LP, 4.50%, 8/1/29(1)	370,000	372,314
		1,458,338
Building Products — 0.1%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	120,000	128,026
Capital Markets — 3.4%
Coinbase Global, Inc., 3.375%, 10/1/28(1)(2)	310,000	298,245
Deutsche Bank AG, VRN, 4.30%, 5/24/28	500,000	518,437
FS KKR Capital Corp., 4.125%, 2/1/25	238,000	254,421
FS KKR Capital Corp., 3.40%, 1/15/26	109,000	113,941
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27	1,150,000	1,194,563
LPL Holdings, Inc., 4.625%, 11/15/27(1)	355,000	368,756
6

	Principal Amount/Shares	Value
LPL Holdings, Inc., 4.375%, 5/15/31(1)	$264,000	$275,984
MSCI, Inc., 4.00%, 11/15/29(1)	420,000	445,179
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(1)	216,000	236,250
Owl Rock Technology Finance Corp., 3.75%, 6/17/26(1)	255,000	269,372
Prospect Capital Corp., 3.71%, 1/22/26	720,000	742,120
Prospect Capital Corp., 3.44%, 10/15/28	360,000	350,406
		5,067,674
Chemicals — 2.6%
CF Industries, Inc., 4.95%, 6/1/43	500,000	603,155
Chemours Co. (The), 5.75%, 11/15/28(1)	400,000	419,380
Chemours Co. (The), 4.625%, 11/15/29(1)	400,000	391,120
Diamond BC BV, 4.625%, 10/1/29(1)	580,000	589,434
Olin Corp., 5.125%, 9/15/27	360,000	374,400
Olin Corp., 5.625%, 8/1/29	500,000	550,310
Tronox, Inc., 4.625%, 3/15/29(1)	490,000	488,162
Valvoline, Inc., 3.625%, 6/15/31(1)	500,000	494,375
		3,910,336
Commercial Services and Supplies — 1.2%
Clean Harbors, Inc., 4.875%, 7/15/27(1)	500,000	519,375
GFL Environmental, Inc., 4.00%, 8/1/28(1)	700,000	695,625
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.25%, 4/15/24(1)	500,000	533,900
		1,748,900
Communications Equipment — 0.7%
CommScope Technologies LLC, 5.00%, 3/15/27(1)	245,000	233,407
CommScope, Inc., 8.25%, 3/1/27(1)	795,000	833,140
		1,066,547
Construction and Engineering — 0.8%
Arcosa, Inc., 4.375%, 4/15/29(1)	250,000	253,437
IHS Netherlands Holdco BV, 7.125%, 3/18/25	700,000	722,750
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/28(1)(3)	240,000	243,300
		1,219,487
Consumer Finance — 1.3%
Ally Financial, Inc., 5.75%, 11/20/25	430,000	491,918
Avolon Holdings Funding Ltd., 4.25%, 4/15/26(1)	687,000	739,240
Avolon Holdings Funding Ltd., 4.375%, 5/1/26(1)	16,000	17,283
LFS Topco LLC, 5.875%, 10/15/26(1)	225,000	232,046
OneMain Finance Corp., 3.50%, 1/15/27	457,000	457,777
		1,938,264
Containers and Packaging — 1.9%
ARD Finance SA, 6.50% Cash or 7.25% PIK, 6/30/27(1)(4)	800,000	850,880
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc, 4.00%, 9/1/29(1)(2)	416,000	421,200
Ball Corp., 5.25%, 7/1/25	250,000	279,375
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(1)	480,000	484,800
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(1)	100,000	99,520
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	240,000	254,225
Sealed Air Corp., 5.125%, 12/1/24(1)	440,000	478,795
		2,868,795
Diversified Financial Services — 0.3%
Midcap Financial Issuer Trust, 5.625%, 1/15/30(1)	520,000	515,718
7

	Principal Amount/Shares	Value
Diversified Telecommunication Services — 2.0%
Altice France SA, 7.375%, 5/1/26(1)	$358,000	$371,908
Hughes Satellite Systems Corp., 5.25%, 8/1/26	480,000	541,800
Level 3 Financing, Inc., 4.625%, 9/15/27(1)	292,000	300,775
Lumen Technologies, Inc., 5.80%, 3/15/22	430,000	438,707
Telecom Italia Capital SA, 6.375%, 11/15/33	1,080,000	1,258,146
		2,911,336
Electric Utilities — 0.1%
Vistra Operations Co. LLC, 4.375%, 5/1/29(1)	87,000	87,642
Electronic Equipment, Instruments and Components — 0.2%
Sensata Technologies BV, 5.00%, 10/1/25(1)	338,000	372,645
Energy Equipment and Services — 0.2%
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	250,000	249,139
Entertainment — 1.0%
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	750,000	746,485
Netflix, Inc., 4.875%, 4/15/28	607,000	700,326
		1,446,811
Equity Real Estate Investment Trusts (REITs) — 4.4%
American Finance Trust, Inc. / American Finance Operating Partrner LP, 4.50%, 9/30/28(1)	575,000	577,358
EPR Properties, 4.75%, 12/15/26	411,000	450,431
EPR Properties, 4.95%, 4/15/28	480,000	527,897
IIP Operating Partnership LP, 5.50%, 5/25/26(1)	735,000	771,203
Iron Mountain, Inc., 4.875%, 9/15/29(1)	1,300,000	1,363,375
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	475,000	517,156
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	840,000	886,200
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 3/15/31	350,000	357,438
RHP Hotel Properties LP / RHP Finance Corp., 4.50%, 2/15/29(1)	480,000	481,613
XHR LP, 4.875%, 6/1/29(1)	632,000	649,911
		6,582,582
Food and Staples Retailing — 1.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 3/15/29(1)	350,000	349,729
Rite Aid Corp., 7.50%, 7/1/25(1)	773,000	773,877
Rite Aid Corp., 8.00%, 11/15/26(1)	169,000	170,518
United Natural Foods, Inc., 6.75%, 10/15/28(1)	550,000	596,062
		1,890,186
Food Products — 2.4%
Kraft Heinz Foods Co., 3.00%, 6/1/26	463,000	487,962
Kraft Heinz Foods Co., 4.375%, 6/1/46	500,000	569,929
MARB BondCo plc, 3.95%, 1/29/31(1)	750,000	717,390
Post Holdings, Inc., 5.50%, 12/15/29(1)	250,000	265,335
Post Holdings, Inc., 4.625%, 4/15/30(1)	250,000	252,245
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, Inc., 4.625%, 3/1/29(1)	500,000	504,397
US Foods, Inc., 4.75%, 2/15/29(1)	730,000	750,152
		3,547,410
Health Care Equipment and Supplies — 0.7%
Mozart Debt Merger Sub, Inc., 5.25%, 10/1/29(1)(3)	350,000	355,705
8

	Principal Amount/Shares	Value
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.375%, 6/1/25(1)	$644,000	$680,421
		1,036,126
Health Care Providers and Services — 5.2%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	485,000	510,446
AHP Health Partners, Inc., 5.75%, 7/15/29(1)	450,000	455,078
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	480,000	499,200
Centene Corp., 4.625%, 12/15/29	320,000	349,136
CHS / Community Health Systems, Inc., 5.625%, 3/15/27(1)	400,000	419,352
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(1)	52,000	56,745
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(1)(2)	127,000	122,292
CHS / Community Health Systems, Inc., 6.875%, 4/15/29(1)	750,000	752,801
DaVita, Inc., 4.625%, 6/1/30(1)	650,000	669,410
HCA, Inc., 7.69%, 6/15/25	500,000	602,030
IQVIA, Inc., 5.00%, 10/15/26(1)	485,000	497,668
LifePoint Health, Inc., 5.375%, 1/15/29(1)	800,000	779,428
Molina Healthcare, Inc., 4.375%, 6/15/28(1)	420,000	437,485
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	100,000	104,625
Team Health Holdings, Inc., 6.375%, 2/1/25(1)	230,000	222,684
Tenet Healthcare Corp., 6.75%, 6/15/23	780,000	841,815
Tenet Healthcare Corp., 6.125%, 10/1/28(1)	390,000	410,186
		7,730,381
Hotels, Restaurants and Leisure — 7.5%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)	1,090,000	1,107,941
Aramark Services, Inc., 5.00%, 2/1/28(1)	530,000	545,288
Bloomin' Brands, Inc. / OSI Restaurant Partners LLC, 5.125%, 4/15/29(1)	300,000	312,620
Boyd Gaming Corp., 4.75%, 12/1/27	400,000	412,778
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	569,000	576,824
Golden Nugget, Inc., 6.75%, 10/15/24(1)	610,000	611,555
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	670,000	680,887
International Game Technology plc, 5.25%, 1/15/29(1)	1,070,000	1,144,921
MGM Resorts International, 6.00%, 3/15/23	350,000	370,542
MGM Resorts International, 4.625%, 9/1/26	215,000	225,750
Penn National Gaming, Inc., 5.625%, 1/15/27(1)	680,000	701,250
Penn National Gaming, Inc., 4.125%, 7/1/29(1)	888,000	878,809
Scientific Games International, Inc., 5.00%, 10/15/25(1)	260,000	267,800
Scientific Games International, Inc., 8.25%, 3/15/26(1)	200,000	212,500
Scientific Games International, Inc., 7.25%, 11/15/29(1)	810,000	911,159
Six Flags Entertainment Corp., 4.875%, 7/31/24(1)	500,000	505,313
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	649,000	650,145
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)(2)	1,075,000	1,087,298
		11,203,380
Household Durables — 0.6%
Mattamy Group Corp., 4.625%, 3/1/30(1)	330,000	337,778
Meritage Homes Corp., 5.125%, 6/6/27	230,000	256,450
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	325,000	325,813
		920,041
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp., 4.625%, 2/1/29(1)	200,000	197,250
9

	Principal Amount/Shares	Value
Insurance — 0.9%
SBL Holdings, Inc., 5.125%, 11/13/26(1)	$655,000	$727,652
SBL Holdings, Inc., VRN, 6.50%(1)(5)	590,000	584,100
		1,311,752
IT Services — 0.2%
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	290,000	319,725
Life Sciences Tools and Services — 0.3%
Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)	500,000	519,775
Machinery — 0.5%
GrafTech Finance, Inc., 4.625%, 12/15/28(1)	750,000	770,625
Media — 7.5%
AMC Networks, Inc., 4.75%, 8/1/25	730,000	749,162
AMC Networks, Inc., 4.25%, 2/15/29	750,000	747,187
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	2,020,000	2,111,203
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	322,000	327,989
CSC Holdings LLC, 5.875%, 9/15/22	705,000	730,116
CSC Holdings LLC, 5.375%, 2/1/28(1)	350,000	366,188
CSC Holdings LLC, 7.50%, 4/1/28(1)	680,000	735,779
CSC Holdings LLC, 4.50%, 11/15/31(1)	365,000	360,894
DISH DBS Corp., 7.75%, 7/1/26	655,000	740,461
Gray Television, Inc., 5.875%, 7/15/26(1)	455,000	470,243
Nexstar Media, Inc., 5.625%, 7/15/27(1)	400,000	423,690
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)	845,000	827,044
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	404,000	422,685
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	749,000	810,792
Univision Communications, Inc., 5.125%, 2/15/25(1)	375,000	380,944
ViacomCBS, Inc., VRN, 6.25%, 2/28/57	355,000	407,032
Ziggo BV, 5.50%, 1/15/27(1)	538,000	556,830
		11,168,239
Metals and Mining — 3.5%
Allegheny Technologies, Inc., 4.875%, 10/1/29	690,000	693,450
Cleveland-Cliffs, Inc., 7.00%, 3/15/27	400,000	420,648
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)(2)	575,000	587,938
Freeport-McMoRan, Inc., 4.125%, 3/1/28	310,000	321,625
Freeport-McMoRan, Inc., 4.625%, 8/1/30	80,000	86,600
Freeport-McMoRan, Inc., 5.40%, 11/14/34	655,000	787,637
Kaiser Aluminum Corp., 4.50%, 6/1/31(1)	800,000	821,000
Novelis Corp., 3.875%, 8/15/31(1)	251,000	248,565
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)(3)	250,000	256,563
Teck Resources Ltd., 6.25%, 7/15/41	465,000	621,509
United States Steel Corp., 6.875%, 3/1/29(2)	300,000	320,244
		5,165,779
Mortgage Real Estate Investment Trusts (REITs) — 1.1%
Apollo Commercial Real Estate Finance, Inc., 4.625%, 6/15/29(1)	317,000	307,905
Blackstone Mortgage Trust, Inc., 3.75%, 1/15/27(1)(3)	750,000	744,375
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	595,000	591,549
		1,643,829
Multiline Retail — 0.2%
Macy's Retail Holdings LLC, 5.875%, 4/1/29(1)(2)	250,000	272,306
10

	Principal Amount/Shares	Value
Oil, Gas and Consumable Fuels — 8.9%
Aker BP ASA, 3.75%, 1/15/30(1)	$250,000	$267,811
Antero Resources Corp., 7.625%, 2/1/29(1)	500,000	559,625
Antero Resources Corp., 5.375%, 3/1/30(1)	370,000	390,128
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/25(1)	750,000	811,875
Callon Petroleum Co., 8.00%, 8/1/28(1)	350,000	346,189
Cheniere Energy Partners LP, 5.625%, 10/1/26	350,000	359,844
Comstock Resources, Inc., 5.875%, 1/15/30(1)	740,000	770,632
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	460,000	470,350
CrownRock LP / CrownRock Finance, Inc., 5.00%, 5/1/29(1)	800,000	836,280
Devon Energy Corp., 5.25%, 10/15/27(1)	325,000	345,501
EnLink Midstream Partners LP, 4.85%, 7/15/26	350,000	368,048
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	365,000	379,144
MEG Energy Corp., 6.50%, 1/15/25(1)	236,000	243,132
MEG Energy Corp., 5.875%, 2/1/29(1)	375,000	384,075
NuStar Logistics LP, 4.75%, 2/1/22	155,000	155,845
Occidental Petroleum Corp., 6.375%, 9/1/28	1,200,000	1,405,500
Occidental Petroleum Corp., 3.50%, 8/15/29	500,000	509,185
Occidental Petroleum Corp., 6.125%, 1/1/31	750,000	901,294
Occidental Petroleum Corp., 6.45%, 9/15/36	500,000	629,687
Petrorio Luxembourg Sarl, 6.125%, 6/9/26(1)	400,000	403,400
Rockcliff Energy II LLC, 5.50%, 10/15/29(1)(3)	650,000	660,562
SM Energy Co., 5.00%, 1/15/24	365,000	363,777
Southwestern Energy Co., 6.45%, 1/23/25	299,000	329,594
Southwestern Energy Co., 5.375%, 3/15/30	420,000	453,799
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26	850,000	868,147
		13,213,424
Paper and Forest Products — 0.5%
Sylvamo Corp., 7.00%, 9/1/29(1)	800,000	819,576
Personal Products — 0.2%
Avon Products, Inc., 6.50%, 3/15/23(2)	280,000	296,593
Pharmaceuticals — 3.8%
180 Medical, Inc., 3.875%, 10/15/29(1)(3)	700,000	710,500
AdaptHealth LLC, 4.625%, 8/1/29(1)	595,000	595,298
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	571,000	583,505
Bausch Health Cos., Inc., 5.00%, 1/30/28(1)	150,000	142,532
Bausch Health Cos., Inc., 4.875%, 6/1/28(1)	300,000	311,250
Bausch Health Cos., Inc., 5.25%, 1/30/30(1)	260,000	242,845
Endo Luxembourg Finance Co. I Sarl / Endo US, Inc., 6.125%, 4/1/29(1)	750,000	751,016
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(1)	750,000	795,937
Jazz Securities DAC, 4.375%, 1/15/29(1)	367,000	380,781
Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/31(1)	750,000	788,700
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	300,000	287,625
		5,589,989
Real Estate Management and Development — 0.4%
Howard Hughes Corp. (The), 4.375%, 2/1/31(1)	548,000	551,924
Road and Rail — 0.4%
United Rentals North America, Inc., 4.875%, 1/15/28	500,000	529,260
11

	Principal Amount/Shares	Value
Semiconductors and Semiconductor Equipment — 0.6%
Microchip Technology, Inc., 4.25%, 9/1/25	$828,000	$865,993
Software — 0.3%
NCR Corp., 5.125%, 4/15/29(1)	470,000	485,275
Specialty Retail — 2.3%
BCPE Ulysses Intermediate, Inc., 7.75% Cash or 8.50% PIK, 4/1/27(1)(4)	750,000	745,556
LBM Acquisition LLC, 6.25%, 1/15/29(1)	650,000	650,595
PetSmart, Inc. / PetSmart Finance Corp., 7.75%, 2/15/29(1)	750,000	819,416
Rent-A-Center, Inc., 6.375%, 2/15/29(1)	480,000	518,400
Victoria's Secret & Co., 4.625%, 7/15/29(1)	750,000	765,356
		3,499,323
Technology Hardware, Storage and Peripherals — 0.7%
Seagate HDD Cayman, 4.875%, 6/1/27	375,000	422,419
Western Digital Corp., 4.75%, 2/15/26	529,000	586,539
		1,008,958
Textiles, Apparel and Luxury Goods — 0.3%
Hanesbrands, Inc., 4.625%, 5/15/24(1)	475,000	501,377
Thrifts and Mortgage Finance — 1.5%
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	770,000	749,787
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(1)	710,000	744,115
PennyMac Financial Services, Inc., 5.375%, 10/15/25(1)	665,000	684,751
		2,178,653
Trading Companies and Distributors — 0.2%
Aircastle Ltd., 5.25%, 8/11/25(1)	255,000	285,207
Wireless Telecommunication Services — 2.6%
Sprint Corp., 7.875%, 9/15/23	380,000	425,068
Sprint Corp., 7.125%, 6/15/24	550,000	626,698
Sprint Corp., 7.625%, 2/15/25	280,000	327,664
T-Mobile USA, Inc., 4.75%, 2/1/28	1,067,000	1,135,021
T-Mobile USA, Inc., 3.50%, 4/15/31	329,000	347,386
T-Mobile USA, Inc., 3.50%, 4/15/31(1)	360,000	380,118
Vodafone Group plc, VRN, 4.125%, 6/4/81	550,000	557,362
		3,799,317
TOTAL CORPORATE BONDS (Cost $118,974,085)		123,656,802
EXCHANGE-TRADED FUNDS — 7.9%
iShares Broad USD High Yield Corporate Bond ETF(2)	70,700	2,934,050
iShares iBoxx High Yield Corporate Bond ETF	17,100	1,496,079
SPDR Blackstone Senior Loan ETF	79,300	3,649,386
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	133,100	3,645,609
TOTAL EXCHANGE-TRADED FUNDS (Cost $11,670,776)		11,725,124
PREFERRED STOCKS — 2.9%
Banks — 1.1%
Banco Santander SA, 4.75%	700,000	714,749
Barclays plc, 4.375%	289,000	289,520
Huntington Bancshares, Inc., 5.625%	550,000	646,882
		1,651,151
Capital Markets — 0.3%
Charles Schwab Corp. (The), Series H, 4.00%	300,000	309,825
12

	Principal Amount/Shares	Value
Goldman Sachs Group, Inc. (The), 3.80%	199,000	$204,224
		514,049
Consumer Finance — 0.7%
Ally Financial, Inc., 4.70%	730,000	764,675
Discover Financial Services, 5.50%	257,000	279,552
		1,044,227
Trading Companies and Distributors — 0.8%
Air Lease Corp., 4.65%	403,000	422,646
Aircastle Ltd., 5.25%(1)	750,000	767,663
		1,190,309
TOTAL PREFERRED STOCKS (Cost $4,265,131)		4,399,736
BANK LOAN OBLIGATIONS(6) — 0.7%
Food Products — 0.3%
United Natural Foods, Inc., Term Loan B, 3.58%, (1-month LIBOR plus 3.50%), 10/22/25	$405,013	405,364
Pharmaceuticals — 0.4%
Bausch Health Companies Inc., 2018 Term Loan B, 3.08%, (1-month LIBOR plus 3.00%), 6/2/25	168,732	168,711
Horizon Therapeutics USA Inc., 2021 Term Loan B, 2.50%, (1-month LIBOR plus 2.00%), 3/15/28	457,700	457,414
		626,125
TOTAL BANK LOAN OBLIGATIONS (Cost $1,027,291)		1,031,489
ASSET-BACKED SECURITIES — 0.2%
UAL Pass-Through Trust, Series 2007-1, 6.64%, 1/2/24	134,963	139,687
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.375%, 5/15/23	181,421	181,612
TOTAL ASSET-BACKED SECURITIES (Cost $317,221)		321,299
TEMPORARY CASH INVESTMENTS — 5.2%
Landesbank Baden-Wuerttemberg, 0.04%, 10/1/21(1)(7)	5,650,000	5,649,986
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 5/15/23, valued at $372,718), in a joint trading account at 0.02%, dated 9/30/21, due 10/1/21 (Delivery value $365,293)		365,293
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $1,240,437), at 0.01%, dated 9/30/21, due 10/1/21 (Delivery value $1,216,000)		1,216,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	424,880	424,880
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,656,173)		7,656,159
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(8) — 2.4%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $3,608,593)	3,608,593	3,608,593
TOTAL INVESTMENT SECURITIES — 102.4% (Cost $147,519,270)		152,399,202
OTHER ASSETS AND LIABILITIES — (2.4)%		(3,580,512)
TOTAL NET ASSETS — 100.0%		$148,818,690

13

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	-	London Interbank Offered Rate
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $88,655,482, which represented 59.6% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $6,227,338. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)The security's rate was paid in cash at the last payment date.
(5)Perpetual maturity with no stated maturity date.
(6)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(7)The rate indicated is the yield to maturity at purchase.
(8)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $6,412,553, which includes securities collateral of $2,803,960.

See Notes to Financial Statements.
14

Statement of Assets and Liabilities

SEPTEMBER 30, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $143,910,677) — including $6,227,338 of securities on loan	$148,790,609
Investment made with cash collateral received for securities on loan, at value (cost of $3,608,593)	3,608,593
Total investment securities, at value (cost of $147,519,270)	152,399,202
Receivable for investments sold	2,649,220
Receivable for capital shares sold	139,738
Interest and dividends receivable	1,603,696
Securities lending receivable	3,080
156,794,936

Liabilities
Payable for collateral received for securities on loan	3,608,593
Payable for investments purchased	4,157,934
Payable for capital shares redeemed	70,276
Accrued management fees	88,892
Distribution and service fees payable	4,040
Dividends payable	46,511
7,976,246

Net Assets	$148,818,690

Net Assets Consist of:
Capital paid in	$182,753,452
Distributable earnings	(33,934,762)
$148,818,690

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$102,636,601	17,775,894	$5.77
I Class	$6,036,307	1,043,124	$5.79
Y Class	$24,090,264	4,167,481	$5.78
A Class	$12,869,998	2,226,762	$5.78*
C Class	$1,073,335	185,805	$5.78
R Class	$1,150,963	199,208	$5.78
R5 Class	$592,137	102,440	$5.78
R6 Class	$369,085	63,941	$5.77
*Maximum offering price $6.05 (net asset value divided by 0.955).

See Notes to Financial Statements.
15

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$3,282,213
Dividends	195,994
Securities lending, net	12,060
3,490,267

Expenses:
Management fees	536,123
Distribution and service fees:
A Class	16,834
C Class	5,847
R Class	2,901
Trustees' fees and expenses	4,870
Other expenses	226
566,801

Net investment income (loss)	2,923,466

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	1,695,698
Change in net unrealized appreciation (depreciation) on investments	233,976

Net realized and unrealized gain (loss)	1,929,674

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,853,140

See Notes to Financial Statements.
16

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED) AND YEAR ENDED MARCH 31, 2021
Increase (Decrease) in Net Assets	September 30, 2021	March 31, 2021
Operations
Net investment income (loss)	$2,923,466	$5,628,927
Net realized gain (loss)	1,695,698	364,110
Change in net unrealized appreciation (depreciation)	233,976	15,922,653
Net increase (decrease) in net assets resulting from operations	4,853,140	21,915,690

Distributions to Shareholders
From earnings:
Investor Class	(2,029,372)	(4,100,469)
I Class	(109,862)	(208,941)
Y Class	(475,640)	(715,840)
A Class	(250,764)	(500,953)
C Class	(17,400)	(85,201)
R Class	(20,166)	(40,869)
R5 Class	(12,281)	(37,117)
R6 Class	(7,982)	(11,838)
Decrease in net assets from distributions	(2,923,467)	(5,701,228)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	6,718,046	3,780,570

Net increase (decrease) in net assets	8,647,719	19,995,032

Net Assets
Beginning of period	140,170,971	120,175,939
End of period	$148,818,690	$140,170,971

See Notes to Financial Statements.
17

Notes to Financial Statements

SEPTEMBER 30, 2021 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. High-Yield Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income. As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.
Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

18

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Securities lending income is net of fees and rebates earned by the lending agent for its services.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

19

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2021.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$3,608,593	—	—	—	$3,608,593
Gross amount of recognized liabilities for securities lending transactions					$3,608,593
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

20

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2021 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.4725% to 0.5900%	0.2500% to 0.3100%	0.76%
I Class		0.1500% to 0.2100%	0.66%
Y Class		0.0500% to 0.1100%	0.56%
A Class		0.2500% to 0.3100%	0.76%
C Class		0.2500% to 0.3100%	0.76%
R Class		0.2500% to 0.3100%	0.76%
R5 Class		0.0500% to 0.1100%	0.56%
R6 Class		0.0000% to 0.0600%	0.51%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2021 are detailed in the Statement of Operations.
Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.
4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2021 were $63,716,995 and $56,301,555, respectively.

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5. Capital Share Transactions
Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2021		Year ended March 31, 2021
	Shares	Amount	Shares	Amount
Investor Class
Sold	2,525,973	$14,521,313	4,700,020	$25,886,043
Issued in reinvestment of distributions	303,033	1,748,565	629,347	3,476,975
Redeemed	(2,023,310)	(11,651,924)	(6,127,907)	(33,666,678)
	805,696	4,617,954	(798,540)	(4,303,660)
I Class
Sold	246,362	1,425,490	417,218	2,313,109
Issued in reinvestment of distributions	18,996	109,862	37,655	208,936
Redeemed	(145,797)	(841,097)	(339,233)	(1,854,383)
	119,561	694,255	115,640	667,662
Y Class
Sold	588,047	3,390,003	1,537,419	8,512,852
Issued in reinvestment of distributions	82,378	475,640	128,737	715,840
Redeemed	(207,750)	(1,198,189)	(114,770)	(632,721)
	462,675	2,667,454	1,551,386	8,595,971
A Class
Sold	68,135	392,343	467,323	2,621,097
Issued in reinvestment of distributions	40,720	235,075	84,172	465,609
Redeemed	(301,502)	(1,739,012)	(384,208)	(2,121,314)
	(192,647)	(1,111,594)	167,287	965,392
C Class
Sold	1,378	7,948	113,281	605,744
Issued in reinvestment of distributions	3,014	17,400	14,763	81,339
Redeemed	(33,566)	(193,710)	(465,701)	(2,603,334)
	(29,174)	(168,362)	(337,657)	(1,916,251)
R Class
Sold	40,881	235,806	124,214	684,352
Issued in reinvestment of distributions	3,462	19,981	7,291	40,406
Redeemed	(56,874)	(327,407)	(91,762)	(506,308)
	(12,531)	(71,620)	39,743	218,450
R5 Class
Sold	27,116	155,557	57,398	316,160
Issued in reinvestment of distributions	2,127	12,281	6,727	37,117
Redeemed	(13,350)	(76,748)	(179,181)	(979,430)
	15,893	91,090	(115,056)	(626,153)
R6 Class
Sold	14,989	85,881	39,613	220,621
Issued in reinvestment of distributions	1,384	7,982	2,128	11,838
Redeemed	(16,487)	(94,994)	(9,514)	(53,300)
	(114)	(1,131)	32,227	179,159
Net increase (decrease)	1,169,359	$6,718,046	655,030	$3,780,570

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$123,656,802	—
Exchange-Traded Funds	$11,725,124	—	—
Preferred Stocks	—	4,399,736	—
Bank Loan Obligations	—	1,031,489	—
Asset-Backed Securities	—	321,299	—
Temporary Cash Investments	424,880	7,231,279	—
Temporary Cash Investments - Securities Lending Collateral	3,608,593	—	—
	$15,758,597	$136,640,605	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
The fund invests primarily in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.
The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. However, LIBOR is expected to be phased out and the transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.

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The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$147,519,726
Gross tax appreciation of investments	$5,283,400
Gross tax depreciation of investments	(403,924)
Net tax appreciation (depreciation) of investments	$4,879,476

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
As of March 31, 2021, the fund had accumulated short-term capital losses of $(3,168,383) and accumulated long-term capital losses of $(37,306,339), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$5.70	0.11	0.07	0.18	(0.11)	$5.77	3.26%	0.77%(4)	0.77%(4)	3.97%(4)	3.97%(4)	40%	$102,637
2021	$5.02	0.23	0.69	0.92	(0.24)	$5.70	18.52%	0.78%	0.78%	4.25%	4.25%	100%	$96,679
2020	$5.54	0.25	(0.51)	(0.26)	(0.26)	$5.02	(5.09)%	0.78%	0.81%	4.55%	4.52%	38%	$89,168
2019	$5.57	0.29	(0.03)	0.26	(0.29)	$5.54	4.91%	0.79%	0.86%	5.22%	5.15%	24%	$110,624
2018	$5.73	0.29	(0.15)(5)	0.14	(0.30)	$5.57	2.33%	0.83%	0.86%	5.03%	5.00%	20%	$110,940
2017	$5.36	0.29	0.37	0.66	(0.29)	$5.73	12.62%	0.85%	0.85%	5.13%	5.13%	29%	$287,088
I Class
2021(3)	$5.71	0.12	0.08	0.20	(0.12)	$5.79	3.48%	0.67%(4)	0.67%(4)	4.07%(4)	4.07%(4)	40%	$6,036
2021	$5.03	0.24	0.68	0.92	(0.24)	$5.71	18.61%	0.68%	0.68%	4.35%	4.35%	100%	$5,273
2020	$5.55	0.26	(0.52)	(0.26)	(0.26)	$5.03	(4.98)%	0.68%	0.71%	4.65%	4.62%	38%	$4,063
2019	$5.58	0.30	(0.03)	0.27	(0.30)	$5.55	5.01%	0.69%	0.76%	5.32%	5.25%	24%	$2,300
2018(6)	$5.75	0.29	(0.17)(5)	0.12	(0.29)	$5.58	2.11%	0.73%(4)	0.76%(4)	5.22%(4)	5.19%(4)	20%(7)	$4,356

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2021(3)	$5.70	0.12	0.08	0.20	(0.12)	$5.78	3.54%	0.57%(4)	0.57%(4)	4.17%(4)	4.17%(4)	40%	$24,090
2021	$5.02	0.25	0.68	0.93	(0.25)	$5.70	18.76%	0.58%	0.58%	4.45%	4.45%	100%	$21,131
2020	$5.55	0.26	(0.52)	(0.26)	(0.27)	$5.02	(5.08)%	0.58%	0.61%	4.75%	4.72%	38%	$10,819
2019	$5.58	0.30	(0.02)	0.28	(0.31)	$5.55	5.12%	0.59%	0.66%	5.42%	5.35%	24%	$5,727
2018(6)	$5.75	0.30	(0.17)(5)	0.13	(0.30)	$5.58	2.20%	0.63%(4)	0.66%(4)	5.51%(4)	5.48%(4)	20%(7)	$262
A Class
2021(3)	$5.70	0.11	0.08	0.19	(0.11)	$5.78	3.31%	1.02%(4)	1.02%(4)	3.72%(4)	3.72%(4)	40%	$12,870
2021	$5.02	0.22	0.68	0.90	(0.22)	$5.70	18.23%	1.03%	1.03%	4.00%	4.00%	100%	$13,798
2020	$5.55	0.24	(0.53)	(0.29)	(0.24)	$5.02	(5.50)%	1.03%	1.06%	4.30%	4.27%	38%	$11,314
2019	$5.58	0.28	(0.03)	0.25	(0.28)	$5.55	4.65%	1.04%	1.11%	4.97%	4.90%	24%	$11,868
2018	$5.73	0.28	(0.15)(5)	0.13	(0.28)	$5.58	2.25%	1.08%	1.11%	4.78%	4.75%	20%	$12,985
2017	$5.36	0.28	0.37	0.65	(0.28)	$5.73	12.35%	1.10%	1.10%	4.88%	4.88%	29%	$22,166
C Class
2021(3)	$5.70	0.09	0.08	0.17	(0.09)	$5.78	2.92%	1.77%(4)	1.77%(4)	2.97%(4)	2.97%(4)	40%	$1,073
2021	$5.02	0.18	0.68	0.86	(0.18)	$5.70	17.35%	1.78%	1.78%	3.25%	3.25%	100%	$1,225
2020	$5.54	0.20	(0.52)	(0.32)	(0.20)	$5.02	(6.04)%	1.78%	1.81%	3.55%	3.52%	38%	$2,775
2019	$5.57	0.23	(0.02)	0.21	(0.24)	$5.54	3.87%	1.79%	1.86%	4.22%	4.15%	24%	$5,574
2018	$5.73	0.24	(0.16)(5)	0.08	(0.24)	$5.57	1.31%	1.83%	1.86%	4.03%	4.00%	20%	$8,275
2017	$5.36	0.23	0.38	0.61	(0.24)	$5.73	11.51%	1.85%	1.85%	4.13%	4.13%	29%	$9,985

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2021(3)	$5.70	0.10	0.08	0.18	(0.10)	$5.78	3.18%	1.27%(4)	1.27%(4)	3.47%(4)	3.47%(4)	40%	$1,151
2021	$5.02	0.21	0.68	0.89	(0.21)	$5.70	17.94%	1.28%	1.28%	3.75%	3.75%	100%	$1,207
2020	$5.54	0.22	(0.51)	(0.29)	(0.23)	$5.02	(5.57)%	1.28%	1.31%	4.05%	4.02%	38%	$864
2019	$5.57	0.26	(0.02)	0.24	(0.27)	$5.54	4.39%	1.29%	1.36%	4.72%	4.65%	24%	$988
2018	$5.73	0.26	(0.15)(5)	0.11	(0.27)	$5.57	1.82%	1.33%	1.36%	4.53%	4.50%	20%	$1,039
2017	$5.36	0.26	0.38	0.64	(0.27)	$5.73	12.06%	1.35%	1.35%	4.63%	4.63%	29%	$1,516
R5 Class
2021(3)	$5.70	0.12	0.08	0.20	(0.12)	$5.78	3.54%	0.57%(4)	0.57%(4)	4.17%(4)	4.17%(4)	40%	$592
2021	$5.02	0.25	0.68	0.93	(0.25)	$5.70	18.76%	0.58%	0.58%	4.45%	4.45%	100%	$494
2020	$5.55	0.26	(0.52)	(0.26)	(0.27)	$5.02	(5.08)%	0.58%	0.61%	4.75%	4.72%	38%	$1,013
2019	$5.58	0.30	(0.02)	0.28	(0.31)	$5.55	5.12%	0.59%	0.66%	5.42%	5.35%	24%	$1,656
2018	$5.73	0.29	(0.13)(5)	0.16	(0.31)	$5.58	2.72%	0.63%	0.66%	5.23%	5.20%	20%	$1,767
2017	$5.36	0.30	0.38	0.68	(0.31)	$5.73	12.85%	0.65%	0.65%	5.33%	5.33%	29%	$537,457

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2021(3)	$5.69	0.12	0.08	0.20	(0.12)	$5.77	3.57%	0.52%(4)	0.52%(4)	4.22%(4)	4.22%(4)	40%	$369
2021	$5.02	0.25	0.67	0.92	(0.25)	$5.69	18.61%	0.53%	0.53%	4.50%	4.50%	100%	$365
2020	$5.54	0.27	(0.52)	(0.25)	(0.27)	$5.02	(4.85)%	0.53%	0.56%	4.80%	4.77%	38%	$160
2019	$5.57	0.30	(0.02)	0.28	(0.31)	$5.54	5.17%	0.54%	0.61%	5.47%	5.40%	24%	$190
2018	$5.73	0.30	(0.15)(5)	0.15	(0.31)	$5.57	2.58%	0.58%	0.61%	5.28%	5.25%	20%	$9,348
2017	$5.36	0.30	0.38	0.68	(0.31)	$5.73	12.90%	0.60%	0.60%	5.38%	5.38%	29%	$88,697

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2021 (unaudited).
(4)Annualized.
(5)Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.
(6)April 10, 2017 (commencement of sale) through March 31, 2018.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 16, 2021, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary service levels and quality, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided and to be provided by the Advisor and its affiliates to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans, COVID-19 pandemic response, vendor management practices, and social justice initiatives;
•the Advisor’s business continuity plans and cyber security practices;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.
29

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was below its benchmark for the
30

one-, three-, five-, and ten-year periods reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer universe. The Board concluded
31

that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

32

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

33

Change in Independent Registered Public Accounting Firm

On June 16, 2021, the fund’s Audit and Compliance Committee and Board of Trustees approved a change to the fund’s independent registered public accountant. PricewaterhouseCoopers LLP resigned and Deloitte & Touche LLP was appointed as the independent registered public accounting firm for the fiscal year ending March 31, 2022.

During the fiscal years ended March 31, 2020 and March 31, 2021 and the subsequent interim period through June 16, 2021, there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to their satisfaction would have caused them to make reference to the subject matter of the disagreements in connection with their reports or reportable events, as such term is described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended. The audit reports of PricewaterhouseCoopers LLP on the financial statements of the fund for the fiscal years ended March 31, 2020 and March 31, 2021, did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.

During the fiscal years ended March 31, 2020 and March 31, 2021 and the subsequent interim period through June 16, 2021, neither the fund, nor anyone on its behalf, consulted with Deloitte & Touche LLP, on behalf of the fund, regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the fund’s financial statements, or any matter that was either the subject of a disagreement or a reportable event, as such terms are described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended.

The fund requested that PricewaterhouseCoopers LLP furnish it with a letter addressed to the Securities and Exchange Commission stating whether PricewaterhouseCoopers LLP agrees with the statements contained above. A copy of the letter from PricewaterhouseCoopers LLP to the Securities and Exchange Commission is filed as an exhibit hereto.

34

Notes

35

Notes

36

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90815 2111

Semiannual Report

September 30, 2021

NT Diversified Bond Fund
G Class (ACLDX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

SEPTEMBER 30, 2021
Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	40.7%
Corporate Bonds	28.2%
U.S. Government Agency Mortgage-Backed Securities	10.9%
Collateralized Loan Obligations	8.6%
Collateralized Mortgage Obligations	6.2%
Asset-Backed Securities	4.6%
Municipal Securities	1.6%
Commercial Mortgage-Backed Securities	1.4%
Exchange-Traded Funds	1.4%
U.S. Government Agency Securities	0.7%
Sovereign Governments and Agencies	0.5%
Bank Loan Obligations	0.1%
Preferred Stocks	—*
Temporary Cash Investments	1.3%
Other Assets and Liabilities	(6.2)%
*Category is less than 0.05% of total net assets.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2021 to September 30, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period(1) 4/1/21 - 9/30/21	Annualized Expense Ratio(1)
Actual
G Class	$1,000	$1,024.70	$0.05	0.01%
Hypothetical
G Class	$1,000	$1,025.02	$0.05	0.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
3

Schedule of Investments

SEPTEMBER 30, 2021 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY SECURITIES — 40.7%
U.S. Treasury Bonds, 5.00%, 5/15/37	$4,000,000	$5,795,938
U.S. Treasury Bonds, 3.50%, 2/15/39(1)	21,000,000	26,187,656
U.S. Treasury Bonds, 1.125%, 5/15/40	2,500,000	2,161,621
U.S. Treasury Bonds, 1.125%, 8/15/40	33,000,000	28,408,360
U.S. Treasury Bonds, 1.375%, 11/15/40	12,500,000	11,232,422
U.S. Treasury Bonds, 1.875%, 2/15/41	22,000,000	21,527,344
U.S. Treasury Bonds, 2.25%, 5/15/41	15,000,000	15,602,344
U.S. Treasury Bonds, 3.125%, 11/15/41	16,400,000	19,537,781
U.S. Treasury Bonds, 3.00%, 5/15/42	36,000,000	42,104,531
U.S. Treasury Bonds, 2.875%, 5/15/43	6,500,000	7,461,543
U.S. Treasury Bonds, 3.125%, 8/15/44(1)	1,000,000	1,197,070
U.S. Treasury Bonds, 2.50%, 2/15/45	9,000,000	9,722,109
U.S. Treasury Bonds, 2.50%, 2/15/46	8,500,000	9,195,273
U.S. Treasury Bonds, 2.75%, 8/15/47	9,000,000	10,218,164
U.S. Treasury Bonds, 3.375%, 11/15/48	48,600,000	61,930,828
U.S. Treasury Bonds, 2.25%, 8/15/49	14,500,000	15,034,688
U.S. Treasury Bonds, 2.375%, 11/15/49	11,500,000	12,243,457
U.S. Treasury Bonds, 2.00%, 2/15/50	32,000,000	31,447,500
U.S. Treasury Bonds, 1.625%, 11/15/50	5,000,000	4,493,555
U.S. Treasury Bonds, 1.875%, 2/15/51	15,000,000	14,308,594
U.S. Treasury Bonds, 2.375%, 5/15/51	24,000,000	25,620,000
U.S. Treasury Bonds, 2.00%, 8/15/51	5,000,000	4,912,500
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	14,965,730	16,336,202
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	31,564,800	34,167,585
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	2,027,832	2,257,637
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30	16,184,808	17,863,667
U.S. Treasury Notes, 1.875%, 1/31/22	2,000,000	2,012,144
U.S. Treasury Notes, 1.625%, 12/15/22	80,000,000	81,450,000
U.S. Treasury Notes, 0.125%, 12/31/22	30,000,000	29,996,484
U.S. Treasury Notes, 0.50%, 3/15/23	55,000,000	55,269,629
U.S. Treasury Notes, 1.50%, 3/31/23	3,500,000	3,569,385
U.S. Treasury Notes, 0.125%, 5/31/23	40,000,000	39,939,062
U.S. Treasury Notes, 0.25%, 6/15/23	50,000,000	50,021,484
U.S. Treasury Notes, 0.125%, 8/15/23	19,000,000	18,956,211
U.S. Treasury Notes, 0.125%, 8/31/23	20,000,000	19,948,438
U.S. Treasury Notes, 0.125%, 9/15/23	23,000,000	22,934,414
U.S. Treasury Notes, 0.125%, 10/15/23	90,000,000	89,694,140
U.S. Treasury Notes, 0.25%, 11/15/23	27,000,000	26,967,305
U.S. Treasury Notes, 0.125%, 12/15/23	86,000,000	85,613,672
U.S. Treasury Notes, 0.125%, 1/15/24	45,000,000	44,767,969
U.S. Treasury Notes, 2.375%, 2/29/24	15,000,000	15,718,945
U.S. Treasury Notes, 0.25%, 3/15/24	42,000,000	41,862,187
U.S. Treasury Notes, 0.375%, 4/15/24	120,000,000	119,887,500
U.S. Treasury Notes, 0.375%, 7/15/24	60,000,000	59,842,969
U.S. Treasury Notes, 0.375%, 9/15/24	20,000,000	19,915,625
U.S. Treasury Notes, 2.125%, 11/30/24	23,500,000	24,654,805
4

	Principal Amount	Value
U.S. Treasury Notes, 1.125%, 2/28/25	$57,000,000	$57,960,762
U.S. Treasury Notes, 0.25%, 5/31/25	24,800,000	24,387,313
U.S. Treasury Notes, 0.25%, 8/31/25	67,000,000	65,646,914
U.S. Treasury Notes, 0.375%, 11/30/25	44,500,000	43,660,410
U.S. Treasury Notes, 2.625%, 12/31/25	20,000,000	21,483,594
U.S. Treasury Notes, 0.75%, 5/31/26	114,000,000	113,051,485
U.S. Treasury Notes, 0.875%, 6/30/26	8,000,000	7,972,500
U.S. Treasury Notes, 1.375%, 8/31/26	13,500,000	13,761,035
U.S. Treasury Notes, 1.75%, 12/31/26	3,500,000	3,630,020
U.S. Treasury Notes, 1.125%, 2/28/27	22,000,000	22,080,781
U.S. Treasury Notes, 0.625%, 3/31/27	69,000,000	67,347,774
U.S. Treasury Notes, 0.50%, 4/30/27	45,000,000	43,551,562
U.S. Treasury Notes, 0.50%, 6/30/27	16,100,000	15,545,305
U.S. Treasury Notes, 0.50%, 8/31/27	54,000,000	51,987,657
U.S. Treasury Notes, 0.625%, 11/30/27	20,000,000	19,320,312
U.S. Treasury Notes, 0.625%, 12/31/27	25,000,000	24,125,000
U.S. Treasury Notes, 1.25%, 3/31/28	25,000,000	25,006,836
U.S. Treasury Notes, 1.25%, 4/30/28	57,000,000	56,973,281
U.S. Treasury Notes, 1.25%, 6/30/28	14,500,000	14,471,113
U.S. Treasury Notes, 1.125%, 8/31/28	47,000,000	46,452,891
U.S. Treasury Notes, 1.25%, 9/30/28	30,000,000	29,875,781
U.S. Treasury Notes, 1.50%, 2/15/30	1,200,000	1,207,945
TOTAL U.S. TREASURY SECURITIES (Cost $2,081,177,761)		2,073,491,008
CORPORATE BONDS — 28.2%
Aerospace and Defense — 0.4%
Boeing Co. (The), 2.20%, 2/4/26	5,010,000	5,048,055
Boeing Co. (The), 3.625%, 2/1/31	4,480,000	4,799,024
Boeing Co. (The), 5.81%, 5/1/50	2,830,000	3,778,948
Raytheon Technologies Corp., 4.125%, 11/16/28	6,820,000	7,767,173
		21,393,200
Air Freight and Logistics — 0.1%
GXO Logistics, Inc., 2.65%, 7/15/31(2)	4,054,000	4,035,514
Airlines — 0.2%
British Airways Pass Through Trust, Series 2021-1, Class A, 2.90%, 9/15/36(2)	2,644,000	2,667,496
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(2)	7,204,000	7,710,404
		10,377,900
Automobiles — 0.5%
General Motors Co., 5.15%, 4/1/38	4,550,000	5,436,010
General Motors Financial Co., Inc., 2.75%, 6/20/25	9,194,000	9,616,170
General Motors Financial Co., Inc., 2.70%, 8/20/27	4,782,000	4,971,334
Toyota Motor Credit Corp., MTN, 1.90%, 4/6/28	4,930,000	4,998,067
		25,021,581
Banks — 3.9%
Banco Santander SA, 2.96%, 3/25/31	7,400,000	7,617,775
Bank of America Corp., MTN, VRN, 0.81%, 10/24/24	9,258,000	9,291,894
Bank of America Corp., MTN, VRN, 2.68%, 6/19/41	13,200,000	12,756,873
Bank of America Corp., VRN, 3.42%, 12/20/28	3,380,000	3,665,791
Bank of America Corp., VRN, 2.48%, 9/21/36	3,415,000	3,349,019
Bank of Ireland Group plc, VRN, 2.03%, 9/30/27(2)	4,167,000	4,169,255
Barclays plc, 4.84%, 5/9/28	4,545,000	5,140,053
5

	Principal Amount	Value
Barclays plc, VRN, 1.01%, 12/10/24	$6,624,000	$6,656,408
BNP Paribas SA, VRN, 2.82%, 11/19/25(2)	10,065,000	10,545,119
BNP Paribas SA, VRN, 2.16%, 9/15/29(2)	3,063,000	3,036,359
BNP Paribas SA, VRN, 4.375%, 3/1/33(2)	6,945,000	7,619,298
BPCE SA, 4.50%, 3/15/25(2)	4,510,000	4,956,370
Citigroup, Inc., VRN, 0.78%, 10/30/24	15,870,000	15,933,865
Citigroup, Inc., VRN, 1.46%, 6/9/27	7,140,000	7,102,162
Citigroup, Inc., VRN, 3.52%, 10/27/28	10,517,000	11,443,869
Commonwealth Bank of Australia, VRN, 3.61%, 9/12/34(2)	5,380,000	5,708,843
DNB Bank ASA, VRN, 1.61%, 3/30/28(2)	3,120,000	3,105,863
FNB Corp., 2.20%, 2/24/23	4,790,000	4,862,447
HSBC Holdings plc, 4.25%, 3/14/24	9,725,000	10,451,796
HSBC Holdings plc, VRN, 2.80%, 5/24/32	3,160,000	3,204,817
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	3,720,000	3,729,804
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	9,305,000	9,331,649
JPMorgan Chase & Co., VRN, 3.16%, 4/22/42	8,550,000	8,885,884
National Australia Bank Ltd., 2.99%, 5/21/31(2)	6,200,000	6,278,547
Societe Generale SA, VRN, 1.79%, 6/9/27(2)	5,880,000	5,850,664
Truist Bank, VRN, 2.64%, 9/17/29	3,330,000	3,482,197
Truist Financial Corp., MTN, VRN, 1.89%, 6/7/29	2,350,000	2,349,837
Wells Fargo & Co., MTN, VRN, 2.16%, 2/11/26	12,695,000	13,099,880
Wells Fargo & Co., VRN, 3.07%, 4/30/41	7,220,000	7,426,211
		201,052,549
Beverages — 0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	5,395,000	6,641,749
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	8,100,000	9,544,217
		16,185,966
Biotechnology — 0.5%
AbbVie, Inc., 3.20%, 11/21/29	6,170,000	6,652,219
AbbVie, Inc., 4.40%, 11/6/42	2,290,000	2,739,318
Amgen, Inc., 1.65%, 8/15/28	6,375,000	6,273,123
Gilead Sciences, Inc., 3.65%, 3/1/26	7,660,000	8,399,366
Gilead Sciences, Inc., 1.20%, 10/1/27	1,197,000	1,172,403
		25,236,429
Building Products†
Lennox International, Inc., 1.70%, 8/1/27	1,490,000	1,480,343
Capital Markets — 3.3%
Bain Capital Specialty Finance, Inc., 2.95%, 3/10/26	6,830,000	6,965,962
Blackstone Holdings Finance Co. LLC, 1.625%, 8/5/28(2)	7,580,000	7,412,154
Blackstone Secured Lending Fund, 2.85%, 9/30/28(2)	3,330,000	3,309,903
Blue Owl Finance LLC, 3.125%, 6/10/31(2)	3,644,000	3,606,833
Blue Owl Finance LLC, 4.125%, 10/7/51(2)(3)	5,112,000	5,014,872
CI Financial Corp., 4.10%, 6/15/51	8,750,000	9,423,775
FS KKR Capital Corp., 4.125%, 2/1/25	3,575,000	3,821,663
FS KKR Capital Corp., 4.25%, 2/14/25(2)	2,060,000	2,176,898
FS KKR Capital Corp., 3.40%, 1/15/26	1,634,000	1,708,074
FS KKR Capital Corp., 2.625%, 1/15/27	2,218,000	2,224,870
Goldman Sachs Group, Inc. (The), MTN, VRN, 2.38%, 7/21/32	5,846,000	5,791,831
Goldman Sachs Group, Inc. (The), VRN, 2.91%, 6/5/23	15,720,000	15,978,414
Goldman Sachs Group, Inc. (The), VRN, 2.91%, 7/21/42	5,255,000	5,188,145
Golub Capital BDC, Inc., 2.05%, 2/15/27	3,388,000	3,336,071
6

	Principal Amount	Value
Hercules Capital, Inc., 2.625%, 9/16/26	$4,171,000	$4,171,978
Main Street Capital Corp., 3.00%, 7/14/26	5,400,000	5,511,225
Morgan Stanley, MTN, VRN, 0.53%, 1/25/24	16,010,000	16,024,839
Morgan Stanley, MTN, VRN, 2.24%, 7/21/32	1,862,000	1,831,115
Morgan Stanley, VRN, 1.59%, 5/4/27	14,084,000	14,134,118
Morgan Stanley, VRN, 2.48%, 9/16/36	6,264,000	6,134,068
Owl Rock Core Income Corp., 3.125%, 9/23/26(2)	8,830,000	8,726,465
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(2)	3,876,000	4,239,373
Owl Rock Technology Finance Corp., 3.75%, 6/17/26(2)	2,315,000	2,445,474
Owl Rock Technology Finance Corp., 2.50%, 1/15/27	6,310,000	6,338,668
Prospect Capital Corp., 5.875%, 3/15/23	7,318,000	7,686,356
Prospect Capital Corp., 3.71%, 1/22/26	4,970,000	5,122,690
Prospect Capital Corp., 3.44%, 10/15/28	5,040,000	4,905,684
UBS Group AG, VRN, 1.49%, 8/10/27(2)	7,520,000	7,437,528
		170,669,046
Chemicals — 0.1%
International Flavors & Fragrances, Inc., 1.83%, 10/15/27(2)	2,168,000	2,172,550
Westlake Chemical Corp., 2.875%, 8/15/41	1,825,000	1,749,156
		3,921,706
Commercial Services and Supplies — 0.2%
Republic Services, Inc., 2.30%, 3/1/30	3,071,000	3,113,236
Sodexo, Inc., 2.72%, 4/16/31(2)	5,360,000	5,480,038
Waste Connections, Inc., 2.60%, 2/1/30	1,470,000	1,514,988
Waste Connections, Inc., 2.95%, 1/15/52	2,737,000	2,682,006
		12,790,268
Construction and Engineering — 0.1%
Quanta Services, Inc., 2.35%, 1/15/32	5,580,000	5,465,330
Construction Materials — 0.1%
Eagle Materials, Inc., 2.50%, 7/1/31	3,777,000	3,756,205
Consumer Finance — 0.1%
Avolon Holdings Funding Ltd., 4.25%, 4/15/26(2)	2,888,000	3,107,607
Avolon Holdings Funding Ltd., 4.375%, 5/1/26(2)	237,000	256,013
		3,363,620
Containers and Packaging — 0.1%
Berry Global, Inc., 1.57%, 1/15/26(2)	2,750,000	2,752,723
WRKCo, Inc., 3.00%, 9/15/24	2,374,000	2,519,759
		5,272,482
Diversified Consumer Services — 0.2%
Duke University, 3.30%, 10/1/46	3,000,000	3,306,342
Novant Health, Inc., 3.17%, 11/1/51	3,800,000	4,008,880
Pepperdine University, 3.30%, 12/1/59	3,740,000	3,888,311
		11,203,533
Diversified Financial Services — 0.5%
Antares Holdings LP, 2.75%, 1/15/27(2)	2,968,000	2,972,874
Banco Santander SA, VRN, 1.72%, 9/14/27	3,400,000	3,386,020
Blackstone Private Credit Fund, 1.75%, 9/15/24(2)	2,354,000	2,351,703
Blackstone Private Credit Fund, 2.625%, 12/15/26(2)	3,794,000	3,783,892
Block Financial LLC, 2.50%, 7/15/28	3,045,000	3,090,744
Deutsche Bank AG, VRN, 3.04%, 5/28/32	3,804,000	3,862,803
GE Capital Funding LLC, 4.40%, 5/15/30	3,370,000	3,906,816
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	3,420,000	4,107,655
		27,462,507
7

	Principal Amount	Value
Diversified Telecommunication Services — 1.1%
AT&T, Inc., 2.55%, 12/1/33	$8,062,000	$7,938,827
AT&T, Inc., 3.55%, 9/15/55	7,643,000	7,552,501
British Telecommunications plc, 3.25%, 11/8/29(2)	10,045,000	10,516,014
Ooredoo International Finance Ltd., 2.625%, 4/8/31(2)	2,500,000	2,552,425
Ooredoo International Finance Ltd., MTN, 3.25%, 2/21/23	930,000	961,834
Telefonica Emisiones SA, 4.90%, 3/6/48	8,430,000	10,153,632
Verizon Communications, Inc., 4.33%, 9/21/28	3,948,000	4,542,195
Verizon Communications, Inc., 1.75%, 1/20/31	5,040,000	4,794,074
Verizon Communications, Inc., 2.65%, 11/20/40	3,578,000	3,366,449
Verizon Communications, Inc., 2.99%, 10/30/56	2,440,000	2,258,517
		54,636,468
Electric Utilities — 1.8%
AEP Texas, Inc., 2.10%, 7/1/30	5,290,000	5,183,458
Alfa Desarrollo SpA, 4.55%, 9/27/51(2)	2,400,000	2,344,200
Baltimore Gas and Electric Co., 2.25%, 6/15/31	2,800,000	2,814,809
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	4,360,000	4,684,901
Commonwealth Edison Co., 3.20%, 11/15/49	4,255,000	4,414,337
DTE Electric Co., 2.25%, 3/1/30	4,530,000	4,602,641
Duke Energy Carolinas LLC, 2.55%, 4/15/31	1,823,000	1,890,195
Duke Energy Corp., 2.55%, 6/15/31	2,170,000	2,200,415
Duke Energy Florida LLC, 1.75%, 6/15/30	3,325,000	3,228,041
Duke Energy Florida LLC, 3.85%, 11/15/42	2,740,000	3,118,774
Duke Energy Progress LLC, 2.00%, 8/15/31	5,290,000	5,201,035
Duke Energy Progress LLC, 4.15%, 12/1/44	4,040,000	4,776,279
Entergy Arkansas LLC, 2.65%, 6/15/51	2,260,000	2,110,655
Exelon Corp., 4.45%, 4/15/46	2,440,000	2,951,050
Florida Power & Light Co., 4.125%, 2/1/42	2,268,000	2,736,004
Indiana Michigan Power Co., 3.25%, 5/1/51	1,822,000	1,886,318
MidAmerican Energy Co., 4.40%, 10/15/44	3,585,000	4,401,139
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	3,000,000	3,293,252
Northern States Power Co., 3.20%, 4/1/52	2,950,000	3,152,324
Pacific Gas and Electric Co., 4.20%, 6/1/41	1,890,000	1,860,811
PacifiCorp, 3.30%, 3/15/51	3,470,000	3,613,625
PacifiCorp, 2.90%, 6/15/52	2,320,000	2,261,164
Public Service Co. of Colorado, 1.875%, 6/15/31	3,844,000	3,780,414
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	3,970,000	3,784,188
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	2,090,000	2,322,943
Virginia Electric and Power Co., 2.45%, 12/15/50	2,074,000	1,860,846
Xcel Energy, Inc., 3.40%, 6/1/30	4,480,000	4,889,691
		89,363,509
Electrical Equipment†
Rockwell Automation, Inc., 2.80%, 8/15/61	1,875,000	1,788,277
Electronic Equipment, Instruments and Components — 0.1%
Teledyne Technologies, Inc., 2.25%, 4/1/28	3,420,000	3,485,284
Energy Equipment and Services — 0.1%
Halliburton Co., 2.92%, 3/1/30	3,800,000	3,932,660
Entertainment — 0.1%
Netflix, Inc., 4.875%, 4/15/28	3,404,000	3,927,365
Equity Real Estate Investment Trusts (REITs) — 2.2%
Broadstone Net Lease LLC, 2.60%, 9/15/31	2,875,000	2,843,081
Corporate Office Properties LP, 2.00%, 1/15/29	5,685,000	5,574,813
8

	Principal Amount	Value
Crown Castle International Corp., 3.80%, 2/15/28	$6,452,000	$7,101,023
EPR Properties, 4.75%, 12/15/26	3,299,000	3,615,504
EPR Properties, 4.95%, 4/15/28	8,327,000	9,157,921
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	4,320,000	4,917,024
Host Hotels & Resorts LP, 4.00%, 6/15/25	5,205,000	5,583,245
Lexington Realty Trust, 2.375%, 10/1/31	6,920,000	6,718,002
Life Storage LP, 2.40%, 10/15/31(3)	6,835,000	6,774,400
National Health Investors, Inc., 3.00%, 2/1/31	10,580,000	10,298,811
National Retail Properties, Inc., 3.00%, 4/15/52	5,500,000	5,217,989
Office Properties Income Trust, 2.40%, 2/1/27	4,192,000	4,145,312
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	9,310,000	9,486,367
Phillips Edison Grocery Center Operating Partnership I LP, 2.625%, 11/15/31(3)	2,612,000	2,586,034
Piedmont Operating Partnership LP, 2.75%, 4/1/32	4,510,000	4,438,438
Rexford Industrial Realty LP, 2.15%, 9/1/31	3,538,000	3,413,776
Simon Property Group LP, 2.25%, 1/15/32	6,420,000	6,279,965
STORE Capital Corp., 4.50%, 3/15/28	3,589,000	4,050,577
STORE Capital Corp., 4.625%, 3/15/29	1,962,000	2,226,187
Sun Communities Operating LP, 2.30%, 11/1/28(3)	3,737,000	3,746,244
Tanger Properties LP, 2.75%, 9/1/31	6,170,000	5,975,880
		114,150,593
Food and Staples Retailing — 0.3%
Kroger Co. (The), 3.875%, 10/15/46	3,420,000	3,792,251
Sysco Corp., 5.95%, 4/1/30	5,832,000	7,422,101
Walmart, Inc., 1.80%, 9/22/31	1,847,000	1,832,107
		13,046,459
Food Products — 0.2%
JDE Peet's NV, 2.25%, 9/24/31(2)	5,728,000	5,605,427
Mondelez International, Inc., 2.75%, 4/13/30	5,201,000	5,445,896
		11,051,323
Gas Utilities — 0.1%
Infraestructura Energetica Nova SAB de CV, 4.75%, 1/15/51(2)	6,200,000	6,391,115
Health Care Providers and Services — 1.0%
Centene Corp., 2.45%, 7/15/28	6,600,000	6,641,250
Centene Corp., 3.375%, 2/15/30	4,465,000	4,628,196
CVS Health Corp., 1.75%, 8/21/30	3,320,000	3,185,166
CVS Health Corp., 4.78%, 3/25/38	2,030,000	2,491,469
DaVita, Inc., 4.625%, 6/1/30(2)	2,725,000	2,806,371
Duke University Health System, Inc., 3.92%, 6/1/47	1,825,000	2,155,602
HCA, Inc., 2.375%, 7/15/31	8,460,000	8,320,724
HCA, Inc., 3.50%, 7/15/51	3,920,000	3,894,007
Humana, Inc., 2.15%, 2/3/32	3,572,000	3,492,406
Kaiser Foundation Hospitals, 3.00%, 6/1/51	3,135,000	3,208,344
Universal Health Services, Inc., 1.65%, 9/1/26(2)	5,107,000	5,079,334
Universal Health Services, Inc., 2.65%, 10/15/30(2)	4,360,000	4,385,244
		50,288,113
Hotels, Restaurants and Leisure — 0.1%
Marriott International, Inc., 3.50%, 10/15/32	4,421,000	4,701,192
Household Durables — 0.1%
D.R. Horton, Inc., 2.50%, 10/15/24	3,490,000	3,657,639
Industrial Conglomerates — 0.2%
General Electric Co., 4.35%, 5/1/50	4,170,000	5,042,329
9

	Principal Amount	Value
Honeywell International, Inc., 1.75%, 9/1/31	$3,090,000	$3,014,062
		8,056,391
Insurance — 1.4%
American International Group, Inc., 6.25%, 5/1/36	5,610,000	7,828,172
American International Group, Inc., 4.50%, 7/16/44	4,350,000	5,318,020
Assured Guaranty US Holdings, Inc., 3.60%, 9/15/51	5,022,000	5,117,697
Athene Global Funding, 1.99%, 8/19/28(2)	8,972,000	8,864,324
Athene Global Funding, 2.67%, 6/7/31(2)	9,100,000	9,183,491
Brighthouse Financial Global Funding, 2.00%, 6/28/28(2)	7,610,000	7,584,385
Equitable Financial Life Global Funding, 1.80%, 3/8/28(2)	3,540,000	3,519,385
Global Atlantic Fin Co., 3.125%, 6/15/31(2)	2,868,000	2,901,031
Guardian Life Global Funding, 1.625%, 9/16/28(2)	5,677,000	5,605,001
Principal Life Global Funding II, 1.25%, 8/16/26(2)	2,649,000	2,634,178
Sammons Financial Group, Inc., 3.35%, 4/16/31(2)	6,880,000	7,156,448
SBL Holdings, Inc., 5.125%, 11/13/26(2)	3,840,000	4,265,926
SBL Holdings, Inc., 5.00%, 2/18/31(2)	3,545,000	3,786,461
		73,764,519
Internet and Direct Marketing Retail — 0.2%
Amazon.com, Inc., 2.875%, 5/12/41	9,740,000	10,059,413
Life Sciences Tools and Services — 0.3%
Agilent Technologies, Inc., 2.30%, 3/12/31	8,624,000	8,639,076
Illumina, Inc., 2.55%, 3/23/31	6,480,000	6,547,307
Thermo Fisher Scientific, Inc., 1.75%, 10/15/28	1,120,000	1,116,857
		16,303,240
Machinery — 0.1%
Cummins, Inc., 2.60%, 9/1/50	3,040,000	2,854,830
Media — 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	4,295,000	4,832,303
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.50%, 6/1/41	4,365,000	4,292,468
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	7,520,000	8,861,093
Comcast Corp., 3.40%, 4/1/30	8,742,000	9,632,670
Comcast Corp., 3.75%, 4/1/40	1,285,000	1,445,302
Cox Communications, Inc., 2.60%, 6/15/31(2)	3,240,000	3,281,808
Discovery Communications LLC, 4.65%, 5/15/50	3,020,000	3,506,680
Time Warner Cable LLC, 4.50%, 9/15/42	7,700,000	8,440,475
ViacomCBS, Inc., 4.375%, 3/15/43	2,870,000	3,289,250
		47,582,049
Metals and Mining — 0.5%
Glencore Funding LLC, 2.625%, 9/23/31(2)	5,410,000	5,300,689
Minera Mexico SA de CV, 4.50%, 1/26/50(2)	8,400,000	9,313,500
Steel Dynamics, Inc., 3.45%, 4/15/30	2,575,000	2,772,162
Teck Resources Ltd., 6.25%, 7/15/41	4,460,000	5,961,139
		23,347,490
Multi-Utilities — 0.8%
Abu Dhabi National Energy Co. PJSC, 2.00%, 4/29/28(2)	3,120,000	3,143,010
Ameren Corp., 3.50%, 1/15/31	5,618,000	6,113,406
CenterPoint Energy, Inc., 4.25%, 11/1/28	4,781,000	5,452,185
CenterPoint Energy, Inc., 2.65%, 6/1/31	3,467,000	3,544,311
Dominion Energy, Inc., 2.25%, 8/15/31	2,510,000	2,504,143
Dominion Energy, Inc., 4.90%, 8/1/41	3,620,000	4,515,666
10

	Principal Amount	Value
NiSource, Inc., 5.65%, 2/1/45	$3,515,000	$4,833,459
Sempra Energy, 3.25%, 6/15/27	3,040,000	3,295,194
WEC Energy Group, Inc., 1.375%, 10/15/27	5,720,000	5,627,519
		39,028,893
Oil, Gas and Consumable Fuels — 1.9%
Aker BP ASA, 3.75%, 1/15/30(2)	5,420,000	5,806,133
Aker BP ASA, 4.00%, 1/15/31(2)	1,960,000	2,133,261
BP Capital Markets America, Inc., 3.06%, 6/17/41	3,030,000	3,062,812
Chevron Corp., 2.00%, 5/11/27	2,490,000	2,569,929
Diamondback Energy, Inc., 3.50%, 12/1/29	4,220,000	4,515,822
Enbridge, Inc., 3.40%, 8/1/51	3,680,000	3,715,556
Energy Transfer LP, 4.25%, 3/15/23	4,430,000	4,619,134
Energy Transfer LP, 3.75%, 5/15/30	6,980,000	7,546,525
Energy Transfer LP, 4.90%, 3/15/35	3,300,000	3,790,419
Enterprise Products Operating LLC, 4.85%, 3/15/44	5,120,000	6,168,040
Enterprise Products Operating LLC, 3.30%, 2/15/53	2,632,000	2,571,495
Equinor ASA, 3.25%, 11/18/49	1,460,000	1,549,066
Flex Intermediate Holdco LLC, 3.36%, 6/30/31(2)	3,185,000	3,233,367
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(2)	8,000,000	8,008,663
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	3,058,000	4,242,876
Lundin Energy Finance BV, 3.10%, 7/15/31(2)	2,610,000	2,648,649
Petroleos Mexicanos, 3.50%, 1/30/23	1,550,000	1,571,312
Petroleos Mexicanos, 4.625%, 9/21/23	1,800,000	1,873,350
Petroleos Mexicanos, 6.50%, 3/13/27	2,100,000	2,220,750
Petroleos Mexicanos, 6.625%, 6/15/35	1,050,000	997,799
Petroleos Mexicanos, 5.50%, 6/27/44	100,000	80,186
SA Global Sukuk Ltd., 2.69%, 6/17/31(2)	8,750,000	8,841,149
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	7,650,000	8,685,484
Saudi Arabian Oil Co., 1.625%, 11/24/25(2)	2,000,000	2,003,000
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	2,550,000	2,727,664
		95,182,441
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.10%, 4/30/27(2)	4,870,000	5,017,534
Pharmaceuticals — 0.2%
Astrazeneca Finance LLC, 1.75%, 5/28/28	3,004,000	3,023,623
Bristol-Myers Squibb Co., 2.55%, 11/13/50	4,203,000	3,952,819
Royalty Pharma plc, 2.20%, 9/2/30	2,650,000	2,593,533
Viatris, Inc., 4.00%, 6/22/50(2)	2,411,000	2,567,836
		12,137,811
Real Estate Management and Development — 0.1%
Essential Properties LP, 2.95%, 7/15/31	5,500,000	5,535,444
Road and Rail — 0.7%
Ashtead Capital, Inc., 1.50%, 8/12/26(2)	4,000,000	3,960,995
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	3,540,000	4,270,340
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51	2,300,000	2,483,052
CSX Corp., 3.25%, 6/1/27	5,120,000	5,584,385
DAE Funding LLC, 1.55%, 8/1/24(2)	1,327,000	1,316,530
DAE Funding LLC, 3.375%, 3/20/28(2)	7,137,000	7,377,196
Union Pacific Corp., 2.40%, 2/5/30	2,770,000	2,847,127
Union Pacific Corp., MTN, 3.55%, 8/15/39	5,460,000	6,095,148
		33,934,773
11

	Principal Amount	Value
Semiconductors and Semiconductor Equipment — 0.5%
Intel Corp., 2.80%, 8/12/41	$6,855,000	$6,841,003
Microchip Technology, Inc., 4.25%, 9/1/25	9,300,000	9,726,728
Qorvo, Inc., 4.375%, 10/15/29	5,313,000	5,797,811
Qorvo, Inc., 3.375%, 4/1/31(2)	2,675,000	2,823,864
		25,189,406
Software — 0.2%
Oracle Corp., 3.60%, 4/1/40	7,720,000	8,018,115
Specialty Retail — 0.4%
AutoNation, Inc., 1.95%, 8/1/28	3,680,000	3,631,930
Home Depot, Inc. (The), 3.90%, 6/15/47	3,450,000	4,064,933
Home Depot, Inc. (The), 2.375%, 3/15/51	6,120,000	5,536,044
Lowe's Cos., Inc., 1.30%, 4/15/28	4,687,000	4,562,857
Lowe's Cos., Inc., 2.625%, 4/1/31	4,600,000	4,718,528
		22,514,292
Technology Hardware, Storage and Peripherals — 1.0%
Apple, Inc., 2.65%, 2/8/51	10,585,000	10,141,192
Dell International LLC / EMC Corp., 4.90%, 10/1/26	7,290,000	8,403,115
Dell International LLC / EMC Corp., 8.10%, 7/15/36	1,745,000	2,650,310
Dell International LLC / EMC Corp., 8.35%, 7/15/46	1,640,000	2,664,925
EMC Corp., 3.375%, 6/1/23	9,960,000	10,296,150
HP, Inc., 2.65%, 6/17/31(2)	7,025,000	6,960,913
Western Digital Corp., 4.75%, 2/15/26	8,981,000	9,957,863
		51,074,468
Thrifts and Mortgage Finance — 0.1%
Nationwide Building Society, VRN, 4.125%, 10/18/32(2)	7,120,000	7,785,228
Trading Companies and Distributors — 0.2%
Aircastle Ltd., 5.25%, 8/11/25(2)	4,430,000	4,954,772
BOC Aviation Ltd., MTN, 1.75%, 1/21/26	3,100,000	3,077,544
		8,032,316
Water Utilities — 0.1%
Essential Utilities, Inc., 2.70%, 4/15/30	4,310,000	4,452,388
Wireless Telecommunication Services — 0.5%
T-Mobile USA, Inc., 4.75%, 2/1/28	6,606,000	7,027,132
T-Mobile USA, Inc., 3.50%, 4/15/31	4,774,000	5,040,794
T-Mobile USA, Inc., 3.40%, 10/15/52(2)	5,375,000	5,252,865
Vodafone Group plc, VRN, 4.125%, 6/4/81	10,675,000	10,817,885
		28,138,676
TOTAL CORPORATE BONDS (Cost $1,421,311,954)		1,437,117,893
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 10.9%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.3%
FHLMC, VRN, 2.34%, (1-year H15T1Y plus 2.25%), 9/1/35	285,307	305,543
FHLMC, VRN, 2.17%, (12-month LIBOR plus 1.87%), 7/1/36	769,305	814,918
FHLMC, VRN, 2.20%, (1-year H15T1Y plus 2.14%), 10/1/36	688,481	741,581
FHLMC, VRN, 2.35%, (1-year H15T1Y plus 2.26%), 4/1/37	596,056	637,201
FHLMC, VRN, 2.12%, (12-month LIBOR plus 1.86%), 7/1/41	419,380	445,402
FHLMC, VRN, 2.02%, (12-month LIBOR plus 1.65%), 12/1/42	280,516	295,346
FHLMC, VRN, 2.89%, (12-month LIBOR plus 1.63%), 1/1/44	1,060,995	1,098,047
FHLMC, VRN, 2.62%, (12-month LIBOR plus 1.60%), 6/1/45	815,008	851,020
FHLMC, VRN, 1.875%, (12-month LIBOR plus 1.63%), 8/1/46	1,111,898	1,158,627
12

	Principal Amount	Value
FHLMC, VRN, 3.05%, (12-month LIBOR plus 1.64%), 9/1/47	$786,608	$818,866
FNMA, VRN, 1.81%, (6-month LIBOR plus 1.57%), 6/1/35	832,113	867,496
FNMA, VRN, 1.81%, (6-month LIBOR plus 1.57%), 6/1/35	113,060	117,892
FNMA, VRN, 1.81%, (6-month LIBOR plus 1.57%), 6/1/35	566,980	591,092
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	280,818	292,817
FNMA, VRN, 1.73%, (6-month LIBOR plus 1.54%), 9/1/35	606,968	632,295
FNMA, VRN, 2.22%, (1-year H15T1Y plus 2.16%), 3/1/38	614,857	660,126
FNMA, VRN, 2.67%, (12-month LIBOR plus 1.61%), 4/1/46	1,554,201	1,633,279
FNMA, VRN, 3.19%, (12-month LIBOR plus 1.61%), 3/1/47	1,628,926	1,701,122
FNMA, VRN, 3.10%, (12-month LIBOR plus 1.61%), 4/1/47	1,263,528	1,320,928
FNMA, VRN, 2.90%, (12-month LIBOR plus 1.62%), 5/1/47	1,213,701	1,270,634
FNMA, VRN, 3.23%, (12-month LIBOR plus 1.62%), 5/1/47	451,837	470,711
		16,724,943
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 10.6%
FHLMC, 6.00%, 2/1/38	98,790	115,981
FHLMC, 3.00%, 6/1/51	35,952,427	37,702,520
FHLMC, 3.00%, 7/1/51	24,570,401	25,848,588
FHLMC, 2.50%, 8/1/51	51,632,101	53,298,315
FHLMC, 2.50%, 9/1/51	18,967,018	19,587,033
FHLMC, 3.50%, 9/1/51	20,430,296	21,774,372
FHLMC, 2.50%, 10/1/51	18,473,903	19,078,442
FNMA, 6.00%, 12/1/33	227,833	263,676
FNMA, 3.50%, 3/1/34	925,879	995,249
FNMA, 6.00%, 9/1/37	133,382	157,560
FNMA, 6.00%, 11/1/37	49,626	58,668
FNMA, 4.50%, 4/1/39	164,496	185,035
FNMA, 4.50%, 5/1/39	460,782	518,314
FNMA, 6.50%, 5/1/39	63,447	73,558
FNMA, 4.50%, 9/1/39	1,058,315	1,190,480
FNMA, 4.50%, 10/1/39	798,704	898,455
FNMA, 4.50%, 11/1/40	720,429	805,299
FNMA, 3.50%, 12/1/40	115,474	125,690
FNMA, 4.00%, 8/1/41	1,114,134	1,240,374
FNMA, 4.50%, 9/1/41	612,081	686,887
FNMA, 3.50%, 10/1/41	756,254	821,213
FNMA, 3.50%, 12/1/41	3,615,304	3,927,342
FNMA, 4.00%, 12/1/41	1,919,347	2,124,219
FNMA, 3.50%, 2/1/42	2,505,790	2,713,649
FNMA, 3.50%, 5/1/42	963,238	1,049,268
FNMA, 3.50%, 6/1/42	955,071	1,043,007
FNMA, 3.50%, 8/1/42	4,629,973	5,029,604
FNMA, 3.50%, 9/1/42	1,203,556	1,310,997
FNMA, 4.00%, 11/1/45	491,066	534,606
FNMA, 4.00%, 11/1/45	2,213,938	2,414,301
FNMA, 4.00%, 2/1/46	2,751,352	2,995,614
FNMA, 4.00%, 4/1/46	5,510,856	5,994,254
FNMA, 3.00%, 5/1/50	5,440,521	5,785,953
FNMA, 3.00%, 6/1/50	5,628,453	5,963,486
FNMA, 2.50%, 6/1/51	6,395,210	6,603,850
FNMA, 3.00%, 6/1/51	2,433,923	2,589,092
FNMA, 3.50%, 8/1/51	9,780,617	10,402,799
13

	Principal Amount	Value
FNMA, 3.50%, 9/1/51	$21,220,214	$22,663,818
FNMA, 4.00%, 6/1/57	541,787	610,447
FNMA, 4.00%, 11/1/59	542,846	610,981
GNMA, 2.50%, TBA	53,423,000	55,152,987
GNMA, 3.00%, TBA	16,250,000	16,978,711
GNMA, 7.00%, 11/15/22	125	127
GNMA, 7.00%, 4/20/26	97	107
GNMA, 7.50%, 8/15/26	223	247
GNMA, 8.00%, 8/15/26	99	108
GNMA, 8.00%, 6/15/27	297	299
GNMA, 7.00%, 2/15/28	66	66
GNMA, 6.50%, 3/15/28	397	444
GNMA, 6.50%, 5/15/28	1,345	1,504
GNMA, 7.00%, 5/15/31	1,280	1,492
GNMA, 6.00%, 7/15/33	340,884	402,807
GNMA, 4.50%, 8/15/33	324,760	366,848
GNMA, 5.50%, 1/15/39	496,530	583,198
GNMA, 6.00%, 1/20/39	16,473	19,315
GNMA, 6.00%, 2/20/39	103,757	121,655
GNMA, 4.50%, 6/15/39	869,883	995,564
GNMA, 5.00%, 9/15/39	25,934	30,044
GNMA, 5.50%, 9/15/39	38,147	44,210
GNMA, 5.00%, 10/15/39	410,837	475,937
GNMA, 4.50%, 1/15/40	334,420	378,452
GNMA, 4.00%, 11/20/40	1,058,709	1,161,196
GNMA, 4.00%, 12/15/40	402,002	445,811
GNMA, 4.50%, 6/15/41	307,609	351,508
GNMA, 3.50%, 4/20/42	2,358,166	2,550,569
GNMA, 3.50%, 6/20/42	5,148,348	5,568,838
GNMA, 3.50%, 3/20/43	333,473	360,619
GNMA, 3.50%, 4/20/43	2,047,253	2,214,146
GNMA, 3.50%, 3/15/46	1,202,294	1,294,515
GNMA, 3.50%, 2/20/51	3,977,960	4,185,049
GNMA, 3.50%, 6/20/51	19,990,921	21,146,241
GNMA, 2.50%, 9/20/51	17,977,000	18,590,713
GNMA, 3.00%, 9/20/51	16,160,874	16,962,117
UMBS, 2.50%, TBA	114,050,000	117,600,698
		537,779,138
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $553,538,015)		554,504,081
COLLATERALIZED LOAN OBLIGATIONS — 8.6%
Aimco CLO Ltd., Series 2019-10A, Class BR, VRN, 1.71%, (3-month LIBOR plus 1.60%), 7/22/32(2)	13,000,000	13,006,470
Anchorage Capital CLO Ltd., Series 2021-19A, Class B1, VRN, 2.01%, (3-month LIBOR plus 1.85%), 10/15/34(2)	10,200,000	10,200,093
Anchorage Credit Opportunities CLO Ltd., Series 2019-1A, Class A1, VRN, 2.08%, (3-month LIBOR plus 1.95%), 1/20/32(2)	9,775,000	9,803,645
Apidos CLO XXVI, Series 2017-26A, Class BR, VRN, 2.14%, (3-month LIBOR plus 1.95%), 7/18/29(2)	7,500,000	7,510,833
ARES LII CLO Ltd., Series 2019-52A, Class BR, VRN, 1.79%, (3-month LIBOR plus 1.65%), 4/22/31(2)	6,600,000	6,603,630
ARES LII CLO Ltd., Series 2019-52A, Class CR, VRN, 2.24%, (3-month LIBOR plus 2.10%), 4/22/31(2)	7,000,000	7,013,059
14

	Principal Amount	Value
Ares LV CLO Ltd., Series 2020-55A, Class BR, VRN, 1.83%, (3-month LIBOR plus 1.70%), 7/15/34(2)	$13,125,000	$13,144,240
BDS Ltd., Series 2021-FL7, Class C, VRN, 1.78%, (1-month LIBOR plus 1.70%), 6/16/36(2)	13,550,000	13,464,130
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 1.15%, (3-month LIBOR plus 1.02%), 4/20/31(2)	6,700,000	6,704,006
Canyon Capital CLO Ltd., Series 2017-1A, Class BR, VRN, 1.71%, (3-month LIBOR plus 1.60%), 7/15/30(2)	4,800,000	4,802,533
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 2.32%, (3-month LIBOR plus 2.20%), 8/14/30(2)	8,425,000	8,433,360
CarVal CLO III Ltd., Series 2019-2A, Class BR, VRN, 3.87%, (3-month LIBOR plus 1.60%), 7/20/32(2)	6,250,000	6,253,104
CBAM Ltd., Series 2017-3A, Class CR, VRN, 2.58%, (3-month LIBOR plus 2.45%), 7/17/34(2)	9,850,000	9,785,665
Cedar Funding Ltd., Series 2019-10A, Class BR, VRN, 1.73%, (3-month LIBOR plus 1.60%), 10/20/32(2)(3)	7,450,000	7,450,000
Cerberus Loan Funding XXXIII LP, Series 2021-3A, Class A, VRN, 1.69%, (3-month LIBOR plus 1.56%), 7/23/33(2)	9,850,000	9,862,295
Elmwood CLO II Ltd., Series 2019-2A, Class DR, VRN, 3.13%, (3-month LIBOR plus 3.00%), 4/20/34(2)	5,925,000	5,963,382
Elmwood CLO V Ltd., Series 2020-2A, Class BR, VRN, 1.77%, (3-month LIBOR plus 1.65%), 10/20/34(2)	5,250,000	5,253,021
Elmwood CLO X Ltd., Series 2021-3A, Class B, VRN, 1.69%, (3-month LIBOR plus 1.60%), 10/20/34(2)	13,175,000	13,180,792
Elmwood CLO X Ltd., Series 2021-3A, Class C, VRN, 2.04%, (3-month LIBOR plus 1.95%), 10/20/34(2)	7,625,000	7,628,844
Goldentree Loan Management US CLO Ltd., Series 2017-1A, Class CR2, VRN, 1.93%, (3-month LIBOR plus 1.80%), 4/20/34(2)	10,425,000	10,332,028
Goldentree Loan Management US CLO Ltd., Series 2019-5A, Class BR, VRN, 1.68%, (3-month LIBOR plus 1.55%), 10/20/32(2)(3)	11,925,000	11,925,000
KKR CLO Ltd., Series 2022A, Class A, VRN, 1.28%, (3-month LIBOR plus 1.15%), 7/20/31(2)	6,000,000	5,997,206
KREF Ltd., Series 2021-FL2, Class AS, VRN, 1.38%, (1-month LIBOR plus 1.30%), 2/15/39(2)	9,900,000	9,916,527
KREF Ltd., Series 2021-FL2, Class B, VRN, 1.73%, (1-month LIBOR plus 1.65%), 2/15/39(2)	9,200,000	9,215,497
Madison Park Funding XXII Ltd., Series 2016-22A, Class A1R, VRN, 1.39%, (3-month LIBOR plus 1.26%), 1/15/33(2)	5,275,000	5,279,686
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR, VRN, 1.79%, (3-month LIBOR plus 1.65%), 7/15/33(2)	11,750,000	11,755,844
Magnetite CLO XXXI Ltd., Series 2021-31 A, Class B, VRN, 1.77%, (3-month LIBOR plus 1.65%), 7/15/34(2)	7,200,000	7,216,790
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 1.55%, (1-month LIBOR plus 1.45%), 10/18/36(2)	16,100,000	16,143,509
Oak Hill Credit Partners X-R Ltd., Series 2014-10RA, Class CR, VRN, 2.13%, (3-month LIBOR plus 2.00%), 4/20/34(2)	11,650,000	11,671,014
Octagon Investment Partners Ltd., Series 2019-3A, Class BR, VRN, 1.78%, (3-month LIBOR plus 1.65%), 7/15/34(2)	12,950,000	12,914,675
Octagon Investment Partners Ltd., Series 2021-1A, Class C, VRN, 2.06%, (3-month LIBOR plus 1.95%), 7/20/34(2)	3,550,000	3,553,523
Octagon Investment Partners Ltd., Series 2021-1A, Class D, VRN, 3.16%, (3-month LIBOR plus 3.05%), 7/20/34(2)	3,250,000	3,269,053
Octagon Investment Partners XV Ltd., Series 2013-1A, Class BRR, VRN, 1.63%, (3-month LIBOR plus 1.50%), 7/19/30(2)	9,850,000	9,836,958
Parallel Ltd., Series 2019-1A, Class BR, VRN, 1.93%, (3-month LIBOR plus 1.80%), 7/20/32(2)	9,900,000	9,904,918
15

	Principal Amount	Value
Park Avenue Institutional Advisers CLO Ltd., Series 2018-1A, Class BR, VRN, 2.23%, (3-month LIBOR plus 2.10%), 10/20/31(2)	$9,450,000	$9,424,191
Regata XII Funding Ltd., Series 2019-1A, Class BR, VRN, 1.73%, (3-month LIBOR plus 1.60%), 10/15/32(2)(3)	8,925,000	8,925,000
Rockford Tower CLO Ltd., Series 2021-2A, Class B, VRN, 1.86%, (3-month LIBOR plus 1.75%), 7/20/34(2)	14,225,000	14,232,990
Rockford Tower CLO Ltd., Series 2017-1A, Class CR2, VRN, 2.23%, (3-month LIBOR plus 2.10%), 4/20/34(2)	11,075,000	11,060,020
Rockford Tower CLO Ltd., Series 2017-3A, Class A, VRN, 1.32%, (3-month LIBOR plus 1.19%), 10/20/30(2)	9,550,000	9,554,778
Sound Point CLO XXII Ltd., Series 2019-1A, Class BR, VRN, 1.81%, (3-month LIBOR plus 1.70%), 1/20/32(2)	16,525,000	16,486,201
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, VRN, 1.42%, (3-month LIBOR plus 1.29%), 4/18/33(2)	3,800,000	3,805,794
Symphony CLO XXV Ltd., Series 2021-25A, Class C, VRN, 2.24%, (3-month LIBOR plus 2.05%), 4/19/34(2)	11,050,000	11,032,509
THL Credit Wind River CLO Ltd., Series 2013-2A, Class BR2, VRN, 1.70%, (3-month LIBOR plus 1.57%), 10/18/30(2)	13,450,000	13,426,715
THL Credit Wind River CLO Ltd., Series 2019-3A, Class BR, VRN, 1.73%, (3-month LIBOR plus 1.65%), 4/15/31(2)	13,150,000	13,198,404
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 1.10%, (3-month LIBOR plus 0.97%), 4/25/31(2)	7,400,000	7,401,436
Voya CLO Ltd., Series 2016-4A, Class B2R, VRN, 1.68%, (3-month LIBOR plus 1.55%), 7/20/29(2)	13,550,000	13,552,073
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $436,689,113)		437,095,441
COLLATERALIZED MORTGAGE OBLIGATIONS — 6.2%
Private Sponsor Collateralized Mortgage Obligations — 4.8%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.59%, 3/25/35	834,112	851,892
Agate Bay Mortgage Loan Trust, Series 2014-3, Class A2, VRN, 3.50%, 11/25/44(2)	304,193	306,885
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 12/25/45(2)	530,031	536,569
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 2.79%, 6/25/34	694,244	713,869
Bellemeade Re Ltd., Series 2019-1A, Class M1B, VRN, 1.84%, (1-month LIBOR plus 1.75%), 3/25/29(2)	2,237,005	2,238,414
Bellemeade Re Ltd., Series 2019-3A, Class B1, VRN, 2.59%, (1-month LIBOR plus 2.50%), 7/25/29(2)	8,980,000	8,995,140
Bellemeade Re Ltd., Series 2019-3A, Class M1C, VRN, 2.04%, (1-month LIBOR plus 1.95%), 7/25/29(2)	4,060,000	4,066,217
Bellemeade Re Ltd., Series 2020-2A, Class M1C, VRN, 4.09%, (1-month LIBOR plus 4.00%), 8/26/30(2)	5,800,000	5,925,004
Chase Mortgage Finance Corp., Series 2021-CL1, Class M1, VRN, 1.25%, (SOFR plus 1.20%), 2/25/50(2)	6,044,953	6,060,572
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 1.97%, 8/25/34	1,500,262	1,546,680
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	3,034	2,957
Credit Suisse First Boston Mortgage-Backed Trust, Series 2004-AR6, Class 2A1, VRN, 2.64%, 10/25/34	19,800	19,866
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A3, VRN, 2.51%, 2/25/50(2)	3,394,669	3,424,526
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A2 SEQ, VRN, 1.38%, 2/25/66(2)	5,923,008	5,928,644
16

	Principal Amount	Value
Credit Suisse Mortgage Trust, Series 2021-NQM3, Class A3 SEQ, VRN, 1.63%, 4/25/66(2)	$4,648,461	$4,671,584
Credit Suisse Mortgage Trust, Series 2021-NQM4, Class A3 SEQ, VRN, 1.56%, 5/25/66(2)	4,257,334	4,261,428
Credit Suisse Mortgage Trust, Series 2021-RPL3, Class A1 SEQ, VRN, 2.00%, 1/25/60(2)	6,105,361	6,216,880
Eagle RE Ltd., Series 2021-1, Class M1C, VRN, 2.75%, (SOFR plus 2.70%), 10/25/33(2)	6,150,000	6,308,465
Farm Mortgage Trust, Series 2021-1, Class A, 2.18%, 1/25/51(2)(3)	7,675,000	7,671,871
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.34%, 10/25/34	683,791	712,425
GCAT Trust, Series 2021-NQM1, Class A3 SEQ, VRN, 1.15%, 1/25/66(2)	6,141,165	6,125,099
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.12%, 6/25/34	240,901	241,035
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.60%, 5/25/34	545,863	541,284
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.83%, 1/25/35	516,303	532,475
Home RE Ltd., Series 2020-1, Class M1B, VRN, 3.34%, (1-month LIBOR plus 3.25%), 10/25/30(2)	10,600,000	10,711,304
Home RE Ltd., Series 2021-1 Class M1B, VRN, 1.64%, (1-month LIBOR plus 1.55%), 7/25/33(2)	4,300,000	4,288,289
Imperial Fund Mortgage Trust, Series 2020-NQM1, Class A2, VRN, 1.69%, 10/25/55(2)	177	178
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(2)	282,787	285,883
JP Morgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.48%, 1/25/47(2)	222,328	225,485
JP Morgan Mortgage Trust, Series 2020-3, Class A15, VRN, 3.50%, 8/25/50(2)	3,870,082	3,934,243
JP Morgan Mortgage Trust, Series 2020-3, Class B1A, VRN, 3.05%, 8/25/50(2)	10,085,337	10,371,043
JP Morgan Mortgage Trust, Series 2021-12, Class A4 SEQ, VRN, 2.50%, 2/25/52(2)	13,971,000	14,204,578
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.73%, 11/21/34	641,735	653,257
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.17%, 11/25/35	1,031,799	1,036,332
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.82%, 2/25/35	537,386	548,603
MFA Trust, Series 2021-NQM1, Class A1, VRN, 1.15%, 4/25/65(2)	5,024,982	5,033,953
MFA Trust, Series 2021-NQM1, Class A3, VRN, 1.64%, 4/25/65(2)	3,589,273	3,598,595
Newrez Warehouse Securitization Trust, Series 2021-1, Class A, VRN, 0.84%, (1-month LIBOR plus 0.75%), 5/25/55(2)	9,000,000	9,018,573
Oaktown Re V Ltd., Series 2020-2A, Class M1A, VRN, 2.49%, (1-month LIBOR plus 2.40%), 10/25/30(2)	1,332,857	1,333,032
Oceanview Mortgage Trust, Series 2021-3, Class A4 SEQ, VRN, 2.50%, 6/25/51(2)	14,523,845	14,807,895
PRMI Securitization Trust, Series 2021-1, Class A5, VRN, 2.50%, 4/25/51(2)	11,339,812	11,302,992
PSMC Trust, Series 2021-3, Class A3 SEQ, VRN, 2.50%, 8/25/51(2)	14,035,000	14,307,476
PSMC Trust, Series 2021-1, Class A11 SEQ, VRN, 2.50%, 3/25/51(2)	8,493,995	8,672,031
PSMC Trust, Series 2021-2, Class A3 SEQ, VRN, 2.50%, 5/25/51(2)	5,031,633	5,130,039
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 1.75%, (SOFR plus 1.70%), 12/27/33(2)	10,000,000	10,052,806
17

	Principal Amount	Value
Sequoia Mortgage Trust, Series 2021-5, Class A4 SEQ, VRN, 2.50%, 7/25/51(2)	$4,817,843	$4,912,068
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(2)	737,974	752,612
Starwood Mortgage Residential Trust, Series 2020-2, Class A2 SEQ, VRN, 3.97%, 4/25/60(2)	3,000,000	3,085,419
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(2)	5,438,000	5,435,954
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.40%, 7/25/34	240,059	247,795
Verus Securitization Trust, Series 2021-R2, Class A2, VRN, 1.12%, 2/25/64(2)	5,233,400	5,238,805
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(2)	6,175,071	6,179,443
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	37,594	39,073
Wells Fargo Mortgage Backed Securities Trust, Series 2021-2, Class A3, VRN, 2.50%, 6/25/51(2)	10,725,000	10,976,367
		244,283,904
U.S. Government Agency Collateralized Mortgage Obligations — 1.4%
FHLMC, Series 2014-DN3, Class M3, VRN, 4.09%, (1-month LIBOR plus 4.00%), 8/25/24	1,516,147	1,554,568
FHLMC, Series 2015-HQ2, Class M3, VRN, 3.34%, (1-month LIBOR plus 3.25%), 5/25/25	864,705	876,788
FHLMC, Series 2016-DNA2, Class M3, VRN, 4.74%, (1-month LIBOR plus 4.65%), 10/25/28	4,983,525	5,177,991
FHLMC, Series 2019-DNA2, Class M2, VRN, 2.54%, (1-month LIBOR plus 2.45%), 3/25/49(2)	3,427,742	3,482,654
FHLMC, Series 2019-HRP1, Class M2, VRN, 1.49%, (1-month LIBOR plus 1.40%), 2/25/49(2)	797,976	803,444
FHLMC, Series 2020-DNA3, Class M2, VRN, 3.09%, (1-month LIBOR plus 3.00%), 6/25/50(2)	2,373,277	2,385,239
FHLMC, Series 2020-DNA5, Class M2, VRN, 2.85%, (SOFR plus 2.80%), 10/25/50(2)	6,950,715	7,040,778
FHLMC, Series 2020-HQA3, Class M2, VRN, 3.69%, (1-month LIBOR plus 3.60%), 7/25/50(2)	226,284	228,514
FHLMC, Series 3397, Class GF, VRN, 0.58%, (1-month LIBOR plus 0.50%), 12/15/37	949,060	958,155
FHLMC, Series 5123, Class HI, IO, 5.00%, 1/25/42	5,313,704	947,498
FHLMC, Series 5146, Class DI, IO, 5.50%, 7/25/39	1,040,047	195,298
FNMA, Series 2013-C01, Class M2, VRN, 5.34%, (1-month LIBOR plus 5.25%), 10/25/23	6,739,232	7,015,730
FNMA, Series 2014-C01, Class M2, VRN, 4.49%, (1-month LIBOR plus 4.40%), 1/25/24	5,125,879	5,311,845
FNMA, Series 2014-C02, Class 2M2, VRN, 2.69%, (1-month LIBOR plus 2.60%), 5/25/24	1,890,229	1,913,457
FNMA, Series 2014-C04, Class 1M2, VRN, 4.99%, (1-month LIBOR plus 4.90%), 11/25/24	2,884,130	2,994,727
FNMA, Series 2015-C04, Class 1M2, VRN, 5.79%, (1-month LIBOR plus 5.70%), 4/25/28	5,349,628	5,653,299
FNMA, Series 2015-C04, Class 2M2, VRN, 5.64%, (1-month LIBOR plus 5.55%), 4/25/28	10,728,928	11,252,816
FNMA, Series 2016-C01, Class 1M2, VRN, 6.84%, (1-month LIBOR plus 6.75%), 8/25/28	166,442	176,083
FNMA, Series 2016-C01, Class 2M2, VRN, 7.04%, (1-month LIBOR plus 6.95%), 8/25/28	6,374,952	6,770,876
18

	Principal Amount	Value
FNMA, Series 2016-C06, Class 1M2, VRN, 4.34%, (1-month LIBOR plus 4.25%), 4/25/29	$2,993,671	$3,104,799
FNMA, Series 2017-C03, Class 1M2C, VRN, 3.09%, (1-month LIBOR plus 3.00%), 10/25/29	1,200,000	1,240,635
		69,085,194
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $312,406,139)		313,369,098
ASSET-BACKED SECURITIES — 4.6%
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(2)	10,093,750	10,130,522
Capital Automotive REIT, Series 2021-1A, Class A4 SEQ, 2.76%, 8/15/51(2)	12,100,000	11,852,328
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A SEQ, 2.74%, 8/15/41(2)	10,891,472	10,895,796
CLI Funding VI LLC, Series 2020-1A, Class A SEQ, 2.08%, 9/18/45(2)	5,972,790	6,021,372
Diamond Resorts Owner Trust, Series 2021-1A, Class A SEQ, 1.51%, 11/21/33(2)	10,290,764	10,323,875
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(2)	4,000,000	4,019,451
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(2)	12,800,000	12,763,459
FirstKey Homes Trust, Series 2021-SFR1, Class D, 2.19%, 8/17/38(2)	11,250,000	11,222,991
FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.39%, 8/17/38(2)	12,800,000	12,725,298
Global SC Finance SRL, Series 2021-2A, Class A SEQ, 1.95%, 8/17/41(2)	16,112,866	16,159,948
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(2)	3,878,429	4,102,311
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(2)	8,866,428	9,029,708
Goodgreen Trust, Series 2021-1A, Class A SEQ, 2.66%, 10/15/56(2)	6,209,096	6,277,121
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(2)	20,503,624	20,662,732
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	870,508	877,920
Progress Residential Trust, Series 2020-SFR1, Class D, 2.38%, 4/17/37(2)	3,000,000	3,032,264
Progress Residential Trust, Series 2021-SFR2, Class D, 2.20%, 4/19/38(2)	7,600,000	7,594,937
Progress Residential Trust, Series 2021-SFR3, Class C, 2.09%, 5/17/26(2)	6,700,000	6,717,049
Progress Residential Trust, Series 2021-SFR8, Class E1, 2.38%, 10/17/38(2)	11,200,000	11,124,819
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(2)	622,818	627,129
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A SEQ, 3.50%, 6/20/35(2)	2,467,725	2,548,996
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.79%, 11/20/37(2)	5,254,304	5,270,693
Slam Ltd., Series 2021-1A, Class A SEQ, 2.43%, 6/15/46(2)	7,850,590	7,880,454
Taco Bell Funding LLC, Series 2021-1A, Class A23 SEQ, 2.54%, 8/25/51(2)	16,000,000	16,051,584
TAL Advantage VII LLC, Series 2020-1A, Class A SEQ, 2.05%, 9/20/45(2)	5,862,250	5,915,351
Towd Point Mortgage Trust, Series 2018-2, Class A1, VRN, 3.25%, 3/25/58(2)	8,263,735	8,495,706
19

	Principal Amount	Value
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	$1,721,187	$1,720,387
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(2)	858,516	893,205
Wendy's Funding LLC, Series 2021-1A, Class A2I SEQ, 2.37%, 6/15/51(2)	9,775,500	9,899,739
TOTAL ASSET-BACKED SECURITIES (Cost $234,471,252)		234,837,145
MUNICIPAL SECURITIES — 1.6%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	2,205,000	3,333,432
Bay Area Toll Authority Rev., 6.26%, 4/1/49	2,000,000	3,233,159
California State University Rev., 2.98%, 11/1/51	4,000,000	4,096,418
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	1,250,000	1,841,938
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	4,055,000	4,284,534
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34(2)(3)	2,765,000	2,802,604
Grand Parkway Transportation Corp. Rev., 3.24%, 10/1/52	2,335,000	2,414,971
Houston GO, 3.96%, 3/1/47	1,090,000	1,280,296
Los Angeles Community College District GO, 6.75%, 8/1/49	1,530,000	2,588,323
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	1,575,000	2,083,756
Los Angeles Unified School District GO, 5.75%, 7/1/34	2,250,000	2,979,872
Metropolitan Government of Nashville & Davidson County GO, 5.71%, 7/1/34	375,000	492,036
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	1,390,000	1,996,453
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	470,000	688,191
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	6,600,000	6,708,355
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	100,000	126,832
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	2,206,000	3,605,328
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	970,000	1,543,501
New York City GO, 5.97%, 3/1/36	500,000	692,376
New York City GO, 6.27%, 12/1/37	335,000	486,134
New York City Water & Sewer System Rev., 5.95%, 6/15/42	1,425,000	2,166,915
New York State Dormitory Authority Rev., 3.19%, 2/15/43	500,000	533,746
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	3,430,000	3,525,217
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	420,000	612,570
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	1,775,000	2,482,231
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	3,075,000	3,311,280
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	1,575,000	2,116,671
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	490,000	678,560
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	480,000	688,472
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	850,000	943,731
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	1,100,000	1,520,543
San Jose Redevelopment Agency Successor Agency Tax Allocation, 3.375%, 8/1/34	1,355,000	1,478,348
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	1,320,000	1,636,511
State of California GO, 4.60%, 4/1/38	2,165,000	2,510,735
State of California GO, 7.55%, 4/1/39	2,350,000	3,964,467
State of California GO, 7.30%, 10/1/39	1,735,000	2,745,090
State of California GO, 7.60%, 11/1/40	455,000	785,404
TOTAL MUNICIPAL SECURITIES (Cost $73,674,458)		78,979,000
20

	Principal Amount/Shares	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
BDS Ltd., Series 2021-FL8, Class C, VRN, 1.63%, (1-month LIBOR plus 1.55%), 1/18/36(2)	$5,900,000	$5,909,575
BDS Ltd., Series 2021-FL8, Class D, VRN, 1.98%, (1-month LIBOR plus 1.90%), 1/18/36(2)	5,100,000	5,108,285
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.67%, 3/11/44(2)	13,000,000	13,355,750
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, VRN, 2.50%, (1-month LIBOR plus 2.40%), 9/15/36(2)	15,200,000	15,260,259
BXMT, Ltd., Series 2020-FL2, Class C, VRN, 1.81%, (SOFR plus 1.76%), 2/15/38(2)	8,471,000	8,466,950
OPG Trust, Series 2021-PORT, Class E, VRN, 1.63%, (1-month LIBOR plus 1.53%), 10/15/36(2)(3)	17,049,000	16,907,493
PFP Ltd., Series 2021-8, Class C, VRN, 1.90%, (1-month LIBOR plus 1.80%), 8/9/37(2)	7,150,000	7,146,090
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $72,325,273)		72,154,402
EXCHANGE-TRADED FUNDS — 1.4%
iShares 0-5 Year High Yield Corporate Bond ETF	523,400	23,919,380
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	1,744,200	47,773,638
TOTAL EXCHANGE-TRADED FUNDS (Cost $71,261,674)		71,693,018
U.S. GOVERNMENT AGENCY SECURITIES — 0.7%
FNMA, 0.75%, 10/8/27	$21,000,000	20,453,938
FNMA, 6.625%, 11/15/30	6,500,000	9,287,012
Tennessee Valley Authority, 1.50%, 9/15/31	3,500,000	3,451,440
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $32,837,953)		33,192,390
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.5%
Chile — 0.1%
Chile Government International Bond, 3.10%, 5/7/41	3,400,000	3,287,868
Chile Government International Bond, 3.625%, 10/30/42	650,000	680,365
		3,968,233
Mexico†
Mexico Government International Bond, 4.15%, 3/28/27	18,000	20,337
Panama†
Panama Government International Bond, 7.125%, 1/29/26	1,400,000	1,715,294
Panama Government International Bond, 6.70%, 1/26/36	200,000	266,677
		1,981,971
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50	3,515,000	4,770,698
Philippines — 0.2%
Philippine Government International Bond, 5.50%, 3/30/26	3,000,000	3,529,478
Philippine Government International Bond, 6.375%, 10/23/34	4,130,000	5,711,811
		9,241,289
Poland†
Republic of Poland Government International Bond, 3.00%, 3/17/23	1,050,000	1,089,980
Republic of Poland Government International Bond, 4.00%, 1/22/24	230,000	248,339
		1,338,319
Uruguay — 0.1%
Uruguay Government International Bond, 4.375%, 10/27/27	820,000	942,188
21

	Principal Amount/Shares	Value
Uruguay Government International Bond, 4.125%, 11/20/45	$340,000	$398,932
Uruguay Government International Bond, 5.10%, 6/18/50	2,400,000	3,060,780
		4,401,900
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $25,257,381)		25,722,747
BANK LOAN OBLIGATIONS(4) — 0.1%
Pharmaceuticals — 0.1%
Horizon Therapeutics USA Inc., 2021 Term Loan B, 2.50%, (1-month LIBOR plus 2.00%), 3/15/28 (Cost $5,996,925)	5,989,900	5,986,156
PREFERRED STOCKS†
Banks†
M&T Bank Corp., 3.50%	1,114,000	1,108,430
PNC Financial Services Group, Inc. (The), 3.40%	952,000	952,000
TOTAL PREFERRED STOCKS (Cost $2,066,000)		2,060,430
TEMPORARY CASH INVESTMENTS — 1.3%
Chariot Funding LLC, 0.09%, 10/19/21(2)(5)	$15,000,000	14,999,303
Credit Agricole Corporate and Investment Bank, 0.05%, 10/1/21(2)(5)	10,000,000	9,999,988
Landesbank Baden-Wuerttemberg, 0.04%, 10/1/21(2)(5)	32,945,000	32,944,921
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 5/15/23, valued at $2,170,841), in a joint trading account at 0.02%, dated 9/30/21, due 10/1/21 (Delivery value $2,127,597)		2,127,596
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $7,233,886), at 0.01%, dated 9/30/21, due 10/1/21 (Delivery value $7,092,002)		7,092,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,185,942	2,185,942
TOTAL TEMPORARY CASH INVESTMENTS (Cost $69,349,863)		69,349,750
TOTAL INVESTMENT SECURITIES — 106.2% (Cost $5,392,363,761)		5,409,552,559
OTHER ASSETS AND LIABILITIES — (6.2)%		(317,095,667)
TOTAL NET ASSETS — 100.0%		$5,092,456,892

22

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,657,868	HUF	491,960,627	UBS AG	12/15/21	$76,274
USD	2,208,491	MXN	44,635,816	Morgan Stanley	12/15/21	68,345
						$144,619

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	903	December 2021	$198,709,383	$(232,148)
U.S. Treasury 5-Year Notes	2,426	December 2021	297,772,548	(1,692,469)
U.S. Treasury Ultra Bonds	128	December 2021	24,456,000	(1,020,217)
			$520,937,931	$(2,944,834)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	308	December 2021	$40,535,688	$(3,362)
U.S. Treasury 10-Year Ultra Notes	19	December 2021	2,759,750	19,260
			$43,295,438	$15,898
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.77%	8/5/24	$25,500,000	$(707)	$1,601,034	$1,600,327
CPURNSA	Receive	2.34%	2/5/26	$30,000,000	509	1,484,511	1,485,020
CPURNSA	Receive	2.33%	2/8/26	$46,000,000	781	2,280,646	2,281,427
CPURNSA	Receive	2.30%	2/24/26	$48,000,000	793	2,414,219	2,415,012
CPURNSA	Receive	2.40%	2/9/31	$23,000,000	748	1,186,288	1,187,036
					$2,124	$8,966,698	$8,968,822

23

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $10,130,031.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,385,213,148, which represented 27.2% of total net assets. Of these securities, 5.6% of total net assets were deemed illiquid under policies approved by the Board of Trustees.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(5)The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.
24

Statement of Assets and Liabilities

SEPTEMBER 30, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $5,392,363,761)	$5,409,552,559
Receivable for investments sold	166,165,848
Receivable for capital shares sold	3,477
Receivable for variation margin on futures contracts	92,765
Unrealized appreciation on forward foreign currency exchange contracts	144,619
Interest and dividends receivable	19,934,989
5,595,894,257

Liabilities
Disbursements in excess of demand deposit cash	5,448,370
Payable for investments purchased	468,050,746
Payable for capital shares redeemed	29,886,070
Payable for variation margin on swap agreements	52,179
503,437,365

Net Assets	$5,092,456,892

G Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	452,643,859

Net Asset Value Per Share	$11.25

Net Assets Consist of:
Capital paid in	$5,051,856,305
Distributable earnings	40,600,587
$5,092,456,892

See Notes to Financial Statements.
25

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$43,139,062
Dividends	1,524,875
44,663,937

Expenses:
Management fees	8,435,571
Trustees' fees and expenses	166,307
Other expenses	7,849
8,609,727
Fees waived	(8,435,571)
174,156

Net investment income (loss)	44,489,781

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	21,412,868
Forward foreign currency exchange contract transactions	(174,548)
Futures contract transactions	1,454,271
Swap agreement transactions	(927,489)
21,765,102

Change in net unrealized appreciation (depreciation) on:
Investments	51,561,452
Forward foreign currency exchange contracts	152,077
Futures contracts	(2,742,998)
Swap agreements	6,278,069
55,248,600

Net realized and unrealized gain (loss)	77,013,702

Net Increase (Decrease) in Net Assets Resulting from Operations	$121,503,483

See Notes to Financial Statements.
26

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED) AND YEAR ENDED MARCH 31, 2021
Increase (Decrease) in Net Assets	September 30, 2021	March 31, 2021
Operations
Net investment income (loss)	$44,489,781	$57,039,963
Net realized gain (loss)	21,765,102	46,480,876
Change in net unrealized appreciation (depreciation)	55,248,600	(91,131,436)
Net increase (decrease) in net assets resulting from operations	121,503,483	12,389,403

Distributions to Shareholders
From earnings	(50,781,143)	(123,829,674)

Capital Share Transactions
Proceeds from shares sold	462,496,119	3,098,949,719
Proceeds from reinvestment of distributions	50,781,143	123,828,062
Payments for shares redeemed	(266,487,580)	(384,004,380)
Net increase (decrease) in net assets from capital share transactions	246,789,682	2,838,773,401

Net increase (decrease) in net assets	317,512,022	2,727,333,130

Net Assets
Beginning of period	4,774,944,870	2,047,611,740
End of period	$5,092,456,892	$4,774,944,870

Transactions in Shares of the Fund
Sold	41,032,356	269,731,102
Issued in reinvestment of distributions	4,508,514	10,838,989
Redeemed	(23,538,738)	(33,613,923)
Net increase (decrease) in shares of the fund	22,002,132	246,956,168

See Notes to Financial Statements.
27

Notes to Financial Statements

SEPTEMBER 30, 2021 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. NT Diversified Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek a high level of income by investing in non-money market debt securities. The fund offers the G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
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If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
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Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc., and the trust’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 53% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2925% to 0.4100%. The rates for the Complex Fee range from 0.0000% to 0.0600%. The investment advisor agreed to waive the fund’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees. The effective annual management fee for the period ended September 30, 2021 was 0.33% before waiver and 0.00% after waiver.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
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Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.
4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2021 totaled $5,590,748,479, of which $3,369,469,644 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2021 totaled $5,209,783,200, of which $3,630,202,785 represented U.S. Treasury and Government Agency obligations.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$2,073,491,008	—
Corporate Bonds	—	1,437,117,893	—
U.S. Government Agency Mortgage-Backed Securities	—	554,504,081	—
Collateralized Loan Obligations	—	437,095,441	—
Collateralized Mortgage Obligations	—	313,369,098	—
Asset-Backed Securities	—	234,837,145	—
Municipal Securities	—	78,979,000	—
Commercial Mortgage-Backed Securities	—	72,154,402	—
Exchange-Traded Funds	$71,693,018	—	—
U.S. Government Agency Securities	—	33,192,390	—
Sovereign Governments and Agencies	—	25,722,747	—
Bank Loan Obligations	—	5,986,156	—
Preferred Stocks	—	2,060,430	—
Temporary Cash Investments	2,185,942	67,163,808	—
	$73,878,960	$5,335,673,599	—
Other Financial Instruments
Futures Contracts	$19,260	—	—
Swap Agreements	—	$8,968,822	—
Forward Foreign Currency Exchange Contracts	—	144,619	—
	$19,260	$9,113,441	—

Liabilities
Other Financial Instruments
Futures Contracts	$2,948,196	—	—

6. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $105,000,000.

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Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $3,876,323.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $380,735,454 futures contracts purchased and $103,111,094 futures contracts sold.
Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $183,166,667.

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Value of Derivative Instruments as of September 30, 2021

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$144,619	Unrealized depreciation on forward foreign currency exchange contracts	—
Interest Rate Risk	Receivable for variation margin on futures contracts*	92,765	Payable for variation margin on futures contracts*	—
Other Contracts	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$52,179
		$237,384		$52,179
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2021

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(1,598,621)	Change in net unrealized appreciation (depreciation) on swap agreements	—
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(174,548)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$152,077
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	1,454,271	Change in net unrealized appreciation (depreciation) on futures contracts	(2,742,998)
Other Contracts	Net realized gain (loss) on swap agreement transactions	671,132	Change in net unrealized appreciation (depreciation) on swap agreements	6,278,069
		$352,234		$3,687,148

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. However, LIBOR is expected to be phased out and the transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.
The fund is owned by a relatively small number of shareholders, and in the event such shareholders redeem, the ongoing operations of the fund may be at risk.
The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.
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8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,394,041,422
Gross tax appreciation of investments	$56,221,624
Gross tax depreciation of investments	(40,710,487)
Net tax appreciation (depreciation) of investments	$15,511,137

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2021(3)	$11.09	0.10	0.17	0.27	(0.11)	—	(0.11)	$11.25	2.47%	0.01%(4)	0.34%(4)	1.76%(4)	1.43%(4)	101%	$5,092,457
2021	$11.15	0.18	0.13	0.31	(0.22)	(0.15)	(0.37)	$11.09	2.69%	0.01%	0.35%	1.62%	1.28%	217%	$4,774,945
2020	$10.62	0.32	0.54	0.86	(0.33)	—	(0.33)	$11.15	8.18%	0.01%	0.35%	2.88%	2.54%	128%	$2,047,612
2019	$10.52	0.35	0.05	0.40	(0.30)	—	(0.30)	$10.62	3.93%	0.01%	0.35%	3.35%	3.01%	185%	$2,571,155
2018	$10.66	0.29	(0.14)	0.15	(0.29)	—	(0.29)	$10.52	1.36%	0.12%	0.36%	2.66%	2.42%	186%	$3,034,520
2017	$10.85	0.22	(0.16)	0.06	(0.24)	(0.01)	(0.25)	$10.66	0.59%	0.40%	0.40%	2.07%	2.07%	139%	$2,731,236

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2021 (unaudited).
(4)Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 16, 2021, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary service levels and quality, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided and to be provided by the Advisor and its affiliates to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans, COVID-19 pandemic response, vendor management practices, and social justice initiatives;
•the Advisor’s business continuity plans and cyber security practices;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.
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In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the
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one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.
39

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

40

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

41

Change in Independent Registered Public Accounting Firm

On June 16, 2021, the fund’s Audit and Compliance Committee and Board of Trustees approved a change to the fund’s independent registered public accountant. PricewaterhouseCoopers LLP resigned and Deloitte & Touche LLP was appointed as the independent registered public accounting firm for the fiscal year ending March 31, 2022.

During the fiscal years ended March 31, 2020 and March 31, 2021 and the subsequent interim period through June 16, 2021, there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to their satisfaction would have caused them to make reference to the subject matter of the disagreements in connection with their reports or reportable events, as such term is described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended. The audit reports of PricewaterhouseCoopers LLP on the financial statements of the fund for the fiscal years ended March 31, 2020 and March 31, 2021, did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.

During the fiscal years ended March 31, 2020 and March 31, 2021 and the subsequent interim period through June 16, 2021, neither the fund, nor anyone on its behalf, consulted with Deloitte & Touche LLP, on behalf of the fund, regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the fund’s financial statements, or any matter that was either the subject of a disagreement or a reportable event, as such terms are described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended.

The fund requested that PricewaterhouseCoopers LLP furnish it with a letter addressed to the Securities and Exchange Commission stating whether PricewaterhouseCoopers LLP agrees with the statements contained above. A copy of the letter from PricewaterhouseCoopers LLP to the Securities and Exchange Commission is filed as an exhibit hereto.
42

Notes
43

Notes

44

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90826 2111

Semiannual Report

September 30, 2021

NT High Income Fund
Investor Class (AHGVX)
G Class (AHGNX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

SEPTEMBER 30, 2021
Types of Investments in Portfolio	% of net assets
Corporate Bonds	92.5%
Preferred Stocks	1.6%
Bank Loan Obligations	1.0%
Common Stocks	0.5%
Escrow Interests	—*
Convertible Bonds	—*
Warrants	—*
Temporary Cash Investments	3.8%
Other Assets and Liabilities	0.6%
*Category is less than 0.05% of total net assets.
2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2021 to September 30, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period(1) 4/1/21 - 9/30/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,038.60	$3.99	0.78%
G Class	$1,000	$1,042.60	$0.00	0.00%(2)
Hypothetical
Investor Class	$1,000	$1,021.16	$3.95	0.78%
G Class	$1,000	$1,025.07	$0.00	0.00%(2)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Other expenses, which include trustees' fees and expenses, did not exceed 0.005%.
3

Schedule of Investments

SEPTEMBER 30, 2021 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 92.5%
Aerospace and Defense — 1.8%
Bombardier, Inc., 7.50%, 12/1/24(1)	$1,450,000	$1,509,813
Bombardier, Inc., 7.50%, 3/15/25(1)	676,000	691,210
Bombardier, Inc., 7.875%, 4/15/27(1)	1,100,000	1,141,773
BWX Technologies, Inc., 4.125%, 4/15/29(1)	525,000	538,125
F-Brasile SpA / F-Brasile US LLC, 7.375%, 8/15/26(1)	600,000	618,750
Howmet Aerospace, Inc., 5.125%, 10/1/24	2,450,000	2,704,922
Howmet Aerospace, Inc., 5.90%, 2/1/27	125,000	147,031
Howmet Aerospace, Inc., 5.95%, 2/1/37	1,975,000	2,462,598
Spirit AeroSystems, Inc., 5.50%, 1/15/25(1)	400,000	423,500
Spirit AeroSystems, Inc., 7.50%, 4/15/25(1)	875,000	927,500
Spirit AeroSystems, Inc., 4.60%, 6/15/28	600,000	596,319
TransDigm, Inc., 7.50%, 3/15/27	675,000	707,906
TransDigm, Inc., 5.50%, 11/15/27	7,025,000	7,227,390
TransDigm, Inc., 4.625%, 1/15/29	1,275,000	1,275,000
TransDigm, Inc., 4.875%, 5/1/29	1,425,000	1,430,087
Triumph Group, Inc., 8.875%, 6/1/24(1)	315,000	346,894
Triumph Group, Inc., 6.25%, 9/15/24(1)	275,000	275,271
Triumph Group, Inc., 7.75%, 8/15/25	375,000	371,451
		23,395,540
Air Freight and Logistics — 0.1%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)	850,000	879,963
Western Global Airlines LLC, 10.375%, 8/15/25(1)	875,000	981,400
		1,861,363
Airlines — 1.0%
Air Canada, 3.875%, 8/15/26(1)	250,000	252,575
American Airlines, Inc., 11.75%, 7/15/25(1)	2,475,000	3,065,906
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	650,000	684,125
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(1)	1,100,000	1,186,625
Delta Air Lines, Inc., 3.625%, 3/15/22	450,000	454,015
Delta Air Lines, Inc., 3.80%, 4/19/23	550,000	572,694
Delta Air Lines, Inc., 7.00%, 5/1/25(1)	351,000	409,488
Delta Air Lines, Inc., 7.375%, 1/15/26	400,000	471,452
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(1)	600,000	642,177
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(1)	100,000	111,562
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(1)	1,025,000	1,073,687
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	275,000	299,395
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.00%, 9/20/25(1)	435,000	488,396
United Airlines Holdings, Inc., 4.25%, 10/1/22	250,000	255,234
United Airlines Holdings, Inc., 5.00%, 2/1/24	1,370,000	1,413,511
United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/29	394,177	441,904
4

	Principal Amount/Shares	Value
United Airlines, Inc., 4.375%, 4/15/26(1)	$675,000	$693,563
United Airlines, Inc., 4.625%, 4/15/29(1)	1,000,000	1,034,700
Virgin Australia Holdings Pty Ltd., 8.125%, 11/15/24(1)(2)(3)	275,000	22,000
		13,573,009
Auto Components — 1.8%
Adient US LLC, 9.00%, 4/15/25(1)	1,375,000	1,486,719
Clarios Global LP, 6.75%, 5/15/25(1)	360,000	380,250
Clarios Global LP / Clarios US Finance Co., 8.50%, 5/15/27(1)	2,275,000	2,422,875
Cooper-Standard Automotive, Inc., 13.00%, 6/1/24(1)	950,000	1,048,325
Dana, Inc., 4.25%, 9/1/30	400,000	411,880
Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28(1)	800,000	838,842
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(1)(4)	2,375,000	2,377,969
Goodyear Tire & Rubber Co. (The), 9.50%, 5/31/25	3,150,000	3,461,062
Goodyear Tire & Rubber Co. (The), 5.00%, 5/31/26	650,000	667,875
Goodyear Tire & Rubber Co. (The), 5.00%, 7/15/29(1)	900,000	956,250
Goodyear Tire & Rubber Co. (The), 5.25%, 7/15/31(1)	1,400,000	1,492,750
Patrick Industries, Inc., 7.50%, 10/15/27(1)	800,000	865,452
Patrick Industries, Inc., 4.75%, 5/1/29(1)	975,000	995,719
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)	850,000	883,010
Tenneco, Inc., 5.375%, 12/15/24	176,000	175,731
Tenneco, Inc., 5.00%, 7/15/26	1,725,000	1,701,419
Tenneco, Inc., 7.875%, 1/15/29(1)	1,675,000	1,871,812
Tenneco, Inc., 5.125%, 4/15/29(1)	975,000	998,156
Wheel Pros, Inc., 6.50%, 5/15/29(1)	825,000	799,223
		23,835,319
Automobiles — 2.4%
Ford Motor Co., 8.50%, 4/21/23	2,900,000	3,193,451
Ford Motor Co., 9.00%, 4/22/25	3,775,000	4,544,269
Ford Motor Co., 4.75%, 1/15/43	375,000	393,518
Ford Motor Co., 5.29%, 12/8/46	1,475,000	1,644,625
Ford Motor Credit Co. LLC, 3.22%, 1/9/22	200,000	200,750
Ford Motor Credit Co. LLC, 4.14%, 2/15/23	1,050,000	1,077,773
Ford Motor Credit Co. LLC, 4.375%, 8/6/23	600,000	625,566
Ford Motor Credit Co. LLC, 3.37%, 11/17/23	600,000	615,690
Ford Motor Credit Co. LLC, 4.69%, 6/9/25	1,000,000	1,071,250
Ford Motor Credit Co. LLC, 5.125%, 6/16/25	1,475,000	1,604,062
Ford Motor Credit Co. LLC, 4.13%, 8/4/25	800,000	847,000
Ford Motor Credit Co. LLC, 3.375%, 11/13/25	1,000,000	1,028,750
Ford Motor Credit Co. LLC, 4.54%, 8/1/26	600,000	647,748
Ford Motor Credit Co. LLC, 2.70%, 8/10/26	800,000	802,600
Ford Motor Credit Co. LLC, 4.27%, 1/9/27	400,000	426,172
Ford Motor Credit Co. LLC, 3.82%, 11/2/27	600,000	623,250
Ford Motor Credit Co. LLC, 5.11%, 5/3/29	3,600,000	4,027,500
Ford Motor Credit Co. LLC, 4.00%, 11/13/30	600,000	624,750
Ford Motor Credit Co. LLC, 3.625%, 6/17/31	1,175,000	1,183,812
Ford Motor Credit Co. LLC, VRN, 1.40%, 3/28/22	450,000	450,350
Jaguar Land Rover Automotive plc, 7.75%, 10/15/25(1)	1,400,000	1,512,980
Jaguar Land Rover Automotive plc, 5.875%, 1/15/28(1)	1,000,000	1,005,520
Jaguar Land Rover Automotive plc, 5.50%, 7/15/29(1)	1,000,000	976,090
Mclaren Finance plc, 7.50%, 8/1/26(1)	800,000	813,988
PM General Purchaser LLC, 9.50%, 10/1/28(1)	750,000	792,975
5

	Principal Amount/Shares	Value
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	$1,225,000	$1,321,518
		32,055,957
Banks — 0.1%
UniCredit SpA, VRN, 5.46%, 6/30/35(1)	600,000	662,491
Beverages — 0.2%
Primo Water Holdings, Inc., 4.375%, 4/30/29(1)	1,025,000	1,023,570
Triton Water Holdings, Inc., 6.25%, 4/1/29(1)	975,000	992,063
		2,015,633
Biotechnology — 0.1%
Grifols Escrow Issuer SA, 4.75%, 10/15/28(1)(4)	525,000	537,075
HCRX Investments Holdco LP, 4.50%, 8/1/29(1)	700,000	704,379
		1,241,454
Building Products — 0.9%
Advanced Drainage Systems, Inc., 5.00%, 9/30/27(1)	275,000	287,603
APi Group DE, Inc., 4.125%, 7/15/29(1)	1,150,000	1,128,414
Builders FirstSource, Inc., 6.75%, 6/1/27(1)	1,924,000	2,041,845
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	500,000	533,440
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	1,275,000	1,305,281
Cornerstone Building Brands, Inc., 6.125%, 1/15/29(1)	700,000	744,958
CP Atlas Buyer, Inc., 7.00%, 12/1/28(1)	1,100,000	1,104,262
Griffon Corp., 5.75%, 3/1/28	1,425,000	1,498,031
Jeld-Wen, Inc., 6.25%, 5/15/25(1)	600,000	635,247
Jeld-Wen, Inc., 4.625%, 12/15/25(1)	450,000	457,648
Masonite International Corp., 5.375%, 2/1/28(1)	150,000	158,138
PGT Innovations, Inc., 4.375%, 10/1/29(1)	875,000	882,661
Victors Merger Corp., 6.375%, 5/15/29(1)	800,000	767,256
		11,544,784
Capital Markets — 1.5%
AG Issuer LLC, 6.25%, 3/1/28(1)	1,500,000	1,575,285
Coinbase Global, Inc., 3.375%, 10/1/28(1)	275,000	264,572
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	975,000	1,021,313
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.75%, 9/15/24	2,930,000	3,050,862
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.375%, 12/15/25	1,425,000	1,463,831
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 5/15/26	3,025,000	3,164,906
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27	2,650,000	2,752,687
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.375%, 2/1/29	825,000	825,000
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	225,000	231,147
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	1,825,000	1,874,859
MSCI, Inc., 4.00%, 11/15/29(1)	375,000	397,481
MSCI, Inc., 3.625%, 11/1/31(1)	900,000	937,688
NFP Corp., 4.875%, 8/15/28(1)	400,000	407,300
NFP Corp., 6.875%, 8/15/28(1)	1,875,000	1,917,019
		19,883,950
Chemicals — 2.7%
Avient Corp., 5.75%, 5/15/25(1)	800,000	844,000
Chemours Co. (The), 4.625%, 11/15/29(1)	400,000	391,120
Consolidated Energy Finance SA, 6.50%, 5/15/26(1)	750,000	777,521
Cornerstone Chemical Co., 6.75%, 8/15/24(1)	700,000	596,169
6

	Principal Amount/Shares	Value
CVR Partners LP / CVR Nitrogen Finance Corp., 6.125%, 6/15/28(1)	$300,000	$315,000
Diamond BC BV, 4.625%, 10/1/29(1)	825,000	838,419
FXI Holdings, Inc., 7.875%, 11/1/24(1)	2,075,000	2,119,094
FXI Holdings, Inc., 12.25%, 11/15/26(1)	1,965,000	2,233,625
Herens Holdco Sarl, 4.75%, 5/15/28(1)	800,000	805,000
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 7/1/28(1)	300,000	331,144
INEOS Group Holdings SA, 5.625%, 8/1/24(1)	185,000	185,731
Innophos Holdings, Inc., 9.375%, 2/15/28(1)	1,000,000	1,082,240
Iris Holdings, Inc., 8.75% Cash or 9.50% PIK, 2/15/26(1)(5)	875,000	893,239
LSB Industries, Inc., 6.25%, 10/15/28(1)(4)	250,000	252,500
LSF11 A5 HoldCo LLC, 6.625%, 10/15/29(1)(4)	350,000	357,035
Methanex Corp., 5.125%, 10/15/27	400,000	433,000
Minerals Technologies, Inc., 5.00%, 7/1/28(1)	675,000	701,156
NOVA Chemicals Corp., 5.00%, 5/1/25(1)	100,000	105,933
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	1,350,000	1,420,031
NOVA Chemicals Corp., 4.25%, 5/15/29(1)	375,000	375,469
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.75%, 4/30/26(1)	475,000	488,062
OCI NV, 5.25%, 11/1/24(1)	720,000	741,492
OCI NV, 4.625%, 10/15/25(1)	340,000	357,612
Olin Corp., 5.625%, 8/1/29	3,150,000	3,466,953
Olympus Water US Holding Corp., 6.25%, 10/1/29(1)(4)	225,000	223,245
Polar US Borrower LLC / Schenectady International Group, Inc., 6.75%, 5/15/26(1)	800,000	806,012
SCIH Salt Holdings, Inc., 4.875%, 5/1/28(1)	1,150,000	1,157,187
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(1)	925,000	889,175
Scotts Miracle-Gro Co. (The), 4.00%, 4/1/31(1)	1,600,000	1,598,992
SPCM SA, 3.125%, 3/15/27(1)	875,000	877,144
TPC Group, Inc., 10.50%, 8/1/24(1)	1,150,000	1,065,561
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	1,500,000	1,524,375
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 4/1/29(1)	1,750,000	1,765,365
Tronox, Inc., 6.50%, 5/1/25(1)	500,000	525,460
Tronox, Inc., 4.625%, 3/15/29(1)	1,375,000	1,369,844
Unifrax Escrow Issuer Corp., 5.25%, 9/30/28(1)	225,000	228,094
Unifrax Escrow Issuer Corp., 7.50%, 9/30/29(1)	350,000	359,107
WR Grace Holdings LLC, 4.875%, 6/15/27(1)	950,000	978,500
WR Grace Holdings LLC, 5.625%, 8/15/29(1)	1,825,000	1,884,331
		35,363,937
Commercial Services and Supplies — 2.0%
ADT Security Corp. (The), 4.125%, 8/1/29(1)	875,000	870,748
ADT Security Corp. (The), 4.875%, 7/15/32(1)	975,000	984,750
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 7/15/26(1)	1,700,000	1,799,501
Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.75%, 7/15/27(1)	2,150,000	2,341,834
Allied Universal Holdco LLC / Allied Universal Finance Corp., 4.625%, 6/1/28(1)	1,400,000	1,399,580
Allied Universal Holdco LLC / Allied Universal Finance Corp., 4.625%, 6/1/28(1)	300,000	299,439
7

	Principal Amount/Shares	Value
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.00%, 6/1/29(1)	$1,400,000	$1,383,368
APX Group, Inc., 5.75%, 7/15/29(1)	1,125,000	1,112,006
Covanta Holding Corp., 5.00%, 9/1/30	650,000	657,338
Garda World Security Corp., 4.625%, 2/15/27(1)	600,000	600,750
Garda World Security Corp., 6.00%, 6/1/29(1)	2,275,000	2,232,150
GFL Environmental, Inc., 4.00%, 8/1/28(1)	425,000	422,344
IAA, Inc., 5.50%, 6/15/27(1)	625,000	653,906
Madison IAQ LLC, 4.125%, 6/30/28(1)	450,000	450,569
Madison IAQ LLC, 5.875%, 6/30/29(1)	925,000	933,145
Matthews International Corp., 5.25%, 12/1/25(1)	550,000	567,611
Metis Merger Sub LLC, 6.50%, 5/15/29(1)	1,250,000	1,217,219
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/1/22(1)	2,700,000	2,231,590
Modulaire Global Finance 2 plc, 10.00%, 8/15/23(1)	800,000	820,000
Nielsen Co. Luxembourg S.a.r.l. (The), 5.00%, 2/1/25(1)	350,000	358,750
Nielsen Finance LLC / Nielsen Finance Co., 5.625%, 10/1/28(1)	1,849,000	1,920,649
Nielsen Finance LLC / Nielsen Finance Co., 5.875%, 10/1/30(1)	375,000	395,295
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.25%, 4/15/24(1)	350,000	373,730
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.375%, 8/31/27(1)	900,000	864,567
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 1/15/28(1)	350,000	362,303
Sotheby's/Bidfair Holdings, Inc., 5.875%, 6/1/29(1)	400,000	412,004
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	575,000	601,148
		26,266,294
Communications Equipment — 0.6%
CommScope Technologies LLC, 6.00%, 6/15/25(1)	1,542,000	1,563,202
CommScope Technologies LLC, 5.00%, 3/15/27(1)	735,000	700,220
CommScope, Inc., 6.00%, 3/1/26(1)	1,525,000	1,585,359
CommScope, Inc., 8.25%, 3/1/27(1)	575,000	602,586
CommScope, Inc., 7.125%, 7/1/28(1)	725,000	740,863
CommScope, Inc., 4.75%, 9/1/29(1)	450,000	450,000
Nokia of America Corp., 6.45%, 3/15/29	2,006,000	2,276,810
Viavi Solutions, Inc., 3.75%, 10/1/29(1)	450,000	451,553
		8,370,593
Construction and Engineering — 0.5%
Artera Services LLC, 9.03%, 12/4/25(1)	400,000	434,500
Brand Industrial Services, Inc., 8.50%, 7/15/25(1)	1,525,000	1,532,625
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/26(1)	950,000	983,488
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/28(1)(4)	1,225,000	1,241,844
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/28(1)	1,600,000	1,742,544
Weekley Homes LLC / Weekley Finance Corp., 4.875%, 9/15/28(1)	1,150,000	1,197,437
		7,132,438
Construction Materials — 0.7%
Cemex SAB de CV, 7.375%, 6/5/27(1)	800,000	887,192
Cemex SAB de CV, 5.45%, 11/19/29(1)	1,800,000	1,953,000
Cemex SAB de CV, 5.20%, 9/17/30(1)	600,000	645,180
Cemex SAB de CV, 3.875%, 7/11/31(1)	1,400,000	1,402,590
Cemex SAB de CV, VRN, 5.125%(1)(6)	825,000	841,302
8

	Principal Amount/Shares	Value
SRM Escrow Issuer LLC, 6.00%, 11/1/28(1)	$1,725,000	$1,828,577
Summit Materials LLC / Summit Materials Finance Corp., 6.50%, 3/15/27(1)	550,000	577,811
Summit Materials LLC / Summit Materials Finance Corp., 5.25%, 1/15/29(1)	775,000	814,719
		8,950,371
Consumer Finance — 1.8%
Acuris Finance US, Inc. / Acuris Finance SARL, 5.00%, 5/1/28(1)	550,000	548,006
Ally Financial, Inc., 3.875%, 5/21/24	575,000	618,704
Ally Financial, Inc., 8.00%, 11/1/31	175,000	252,625
Curo Group Holdings Corp., 7.50%, 8/1/28(1)	450,000	455,180
FirstCash, Inc., 4.625%, 9/1/28(1)	875,000	908,906
Global Aircraft Leasing Co. Ltd., 6.50% Cash or 7.25% PIK, 9/15/24(1)(7)	3,588,975	3,530,654
LFS Topco LLC, 5.875%, 10/15/26(1)	525,000	541,440
Navient Corp., 5.50%, 1/25/23	280,000	292,950
Navient Corp., 7.25%, 9/25/23	1,400,000	1,528,478
Navient Corp., 5.875%, 10/25/24	2,280,000	2,436,750
Navient Corp., 6.75%, 6/25/25	2,450,000	2,679,687
Navient Corp., 6.75%, 6/15/26	900,000	994,392
Navient Corp., 5.00%, 3/15/27	200,000	206,250
Navient Corp., MTN, 6.125%, 3/25/24	560,000	600,320
OneMain Finance Corp., 6.125%, 5/15/22	100,000	102,750
OneMain Finance Corp., 6.125%, 3/15/24	112,000	119,812
OneMain Finance Corp., 6.875%, 3/15/25	592,000	666,000
OneMain Finance Corp., 8.875%, 6/1/25	575,000	624,594
OneMain Finance Corp., 7.125%, 3/15/26	2,325,000	2,697,000
OneMain Finance Corp., 6.625%, 1/15/28	1,315,000	1,513,894
OneMain Finance Corp., 5.375%, 11/15/29	350,000	379,785
PRA Group, Inc., 5.00%, 10/1/29(1)	450,000	451,125
VistaJet Malta Finance plc / XO Management Holding, Inc., 10.50%, 6/1/24(1)	950,000	1,033,125
World Acceptance Corp., 7.00%, 11/1/26(1)	775,000	765,173
		23,947,600
Containers and Packaging — 1.5%
ARD Finance SA, 6.50% Cash or 7.25% PIK, 6/30/27(1)(5)	2,800,000	2,978,080
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)	1,525,000	1,554,547
Cascades, Inc. / Cascades USA, Inc., 5.125%, 1/15/26(1)	575,000	612,306
Cascades, Inc. / Cascades USA, Inc., 5.375%, 1/15/28(1)	475,000	499,947
Flex Acquisition Co., Inc., 6.875%, 1/15/25(1)	650,000	658,938
Flex Acquisition Co., Inc., 7.875%, 7/15/26(1)	750,000	784,688
Greif, Inc., 6.50%, 3/1/27(1)	944,000	988,071
Intelligent Packaging Holdco Issuer LP, 9.00% Cash or 9.75% PIK, 1/15/26(1)(5)	500,000	528,185
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28(1)	925,000	970,787
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(1)	415,000	419,150
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(1)	3,825,000	3,806,640
OI European Group BV, 4.00%, 3/15/23(1)	408,000	416,843
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	720,000	762,674
Owens-Brockway Glass Container, Inc., 6.625%, 5/13/27(1)	275,000	295,068
9

	Principal Amount/Shares	Value
Plastipak Holdings, Inc., 6.25%, 10/15/25(1)	$350,000	$356,781
Sealed Air Corp., 4.00%, 12/1/27(1)	275,000	293,377
Trident TPI Holdings, Inc., 9.25%, 8/1/24(1)	700,000	736,477
Trident TPI Holdings, Inc., 6.625%, 11/1/25(1)	325,000	330,727
TriMas Corp., 4.125%, 4/15/29(1)	1,050,000	1,075,966
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)	1,000,000	1,048,560
		19,117,812
Distributors — 0.4%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	1,500,000	1,494,375
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	900,000	911,250
Performance Food Group, Inc., 5.50%, 10/15/27(1)	475,000	497,947
Performance Food Group, Inc., 4.25%, 8/1/29(1)	975,000	978,666
Resideo Funding, Inc., 4.00%, 9/1/29(1)	450,000	440,019
Univar Solutions USA, Inc., 5.125%, 12/1/27(1)	1,225,000	1,287,720
		5,609,977
Diversified Consumer Services — 0.5%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	2,175,000	2,198,367
Carriage Services, Inc., 4.25%, 5/15/29(1)	675,000	676,586
GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC, 7.125%, 7/31/26(1)	550,000	564,649
Graham Holdings Co., 5.75%, 6/1/26(1)	1,075,000	1,125,504
Service Corp. International, 4.00%, 5/15/31	1,000,000	1,035,000
Sotheby's, 7.375%, 10/15/27(1)	600,000	635,250
WW International, Inc., 4.50%, 4/15/29(1)	125,000	122,539
		6,357,895
Diversified Financial Services — 0.8%
Burford Capital Global Finance LLC, 6.25%, 4/15/28(1)	600,000	636,648
Jefferies Finance LLC / JFIN Co-Issuer Corp., 5.00%, 8/15/28(1)	400,000	406,000
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(1)	1,125,000	1,157,512
Midcap Financial Issuer Trust, 6.50%, 5/1/28(1)	800,000	836,736
Midcap Financial Issuer Trust, 5.625%, 1/15/30(1)	600,000	595,059
MPH Acquisition Holdings LLC, 5.50%, 9/1/28(1)	500,000	499,312
MPH Acquisition Holdings LLC, 5.75%, 11/1/28(1)	2,175,000	2,052,091
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22(1)	1,000,000	1,008,100
Paysafe Finance plc / Paysafe Holdings US Corp., 4.00%, 6/15/29(1)	800,000	767,000
Sabre GLBL, Inc., 9.25%, 4/15/25(1)	900,000	1,041,336
Sabre GLBL, Inc., 7.375%, 9/1/25(1)	450,000	480,173
Verscend Escrow Corp., 9.75%, 8/15/26(1)	775,000	817,625
		10,297,592
Diversified Telecommunication Services — 3.4%
Altice France Holding SA, 10.50%, 5/15/27(1)	2,000,000	2,189,700
Altice France Holding SA, 6.00%, 2/15/28(1)	2,425,000	2,332,656
Altice France SA, 8.125%, 2/1/27(1)	2,475,000	2,666,194
Altice France SA, 5.50%, 1/15/28(1)	1,025,000	1,043,727
Altice France SA, 5.125%, 1/15/29(1)	675,000	662,712
Altice France SA, 5.125%, 7/15/29(1)	2,575,000	2,528,251
Altice France SA, 5.50%, 10/15/29(1)(4)	1,800,000	1,784,101
Cablevision Lightpath LLC, 3.875%, 9/15/27(1)	400,000	393,060
Cablevision Lightpath LLC, 5.625%, 9/15/28(1)	400,000	402,072
Connect Finco SARL / Connect US Finco LLC, 6.75%, 10/1/26(1)	1,400,000	1,466,584
10

	Principal Amount/Shares	Value
Consolidated Communications, Inc., 6.50%, 10/1/28(1)	$550,000	$598,136
Embarq Corp., 8.00%, 6/1/36	2,515,000	2,701,123
Frontier Communications Holdings LLC, 5.875%, 10/15/27(1)	300,000	319,125
Frontier Communications Holdings LLC, 5.00%, 5/1/28(1)	625,000	657,031
Frontier Communications Holdings LLC, 6.75%, 5/1/29(1)	975,000	1,028,864
Frontier Communications Holdings LLC, 5.875%, 11/1/29	369,042	374,006
Hughes Satellite Systems Corp., 6.625%, 8/1/26	425,000	483,768
Intelsat Jackson Holdings SA, 8.50%, 10/15/24(1)(2)(3)	1,450,000	828,950
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(1)(2)(3)	75,000	40,845
Intelsat Luxembourg SA, 7.75%, 6/1/21(3)(8)	75,000	938
Intelsat Luxembourg SA, 8.125%, 6/1/23(2)(3)	600,000	5,250
Level 3 Financing, Inc., 5.375%, 5/1/25	600,000	613,687
Level 3 Financing, Inc., 4.25%, 7/1/28(1)	2,025,000	2,043,184
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	750,000	725,797
Lumen Technologies, Inc., 6.75%, 12/1/23	1,450,000	1,591,375
Lumen Technologies, Inc., 7.50%, 4/1/24	775,000	859,281
Lumen Technologies, Inc., 5.125%, 12/15/26(1)	950,000	986,812
Lumen Technologies, Inc., 4.50%, 1/15/29(1)	1,575,000	1,528,112
Lumen Technologies, Inc., 5.375%, 6/15/29(1)	900,000	919,449
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 4.75%, 4/30/27(1)(4)	375,000	378,975
Sprint Capital Corp., 8.75%, 3/15/32	2,700,000	4,036,797
Switch Ltd., 3.75%, 9/15/28(1)	375,000	381,094
Telecom Italia Capital SA, 6.375%, 11/15/33	950,000	1,106,702
Telecom Italia Capital SA, 6.00%, 9/30/34	1,985,000	2,230,644
Telecom Italia Capital SA, 7.20%, 7/18/36	225,000	275,906
Telecom Italia SpA, 5.30%, 5/30/24(1)	175,000	188,755
Telesat Canada / Telesat LLC, 5.625%, 12/6/26(1)	1,125,000	1,081,446
Telesat Canada / Telesat LLC, 4.875%, 6/1/27(1)	450,000	414,772
Telesat Canada / Telesat LLC, 6.50%, 10/15/27(1)	850,000	738,229
Windstream Escrow LLC / Windstream Escrow Finance Corp., 7.75%, 8/15/28(1)	650,000	679,910
Zayo Group Holdings, Inc., 4.00%, 3/1/27(1)	1,300,000	1,295,424
Zayo Group Holdings, Inc., 6.125%, 3/1/28(1)	75,000	76,139
		44,659,583
Electric Utilities — 0.9%
Drax Finco plc, 6.625%, 11/1/25(1)	1,150,000	1,188,812
FirstEnergy Corp., 5.35%, 7/15/47	1,985,000	2,424,653
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)	450,000	457,956
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	50,000	52,933
NextEra Energy Operating Partners LP, 3.875%, 10/15/26(1)	1,425,000	1,517,924
NRG Energy, Inc., 6.625%, 1/15/27	38,000	39,414
NRG Energy, Inc., 3.625%, 2/15/31(1)	525,000	516,338
NRG Energy, Inc., 3.875%, 2/15/32(1)	575,000	569,250
Pacific Gas and Electric Co., 4.55%, 7/1/30	425,000	459,891
PG&E Corp., 5.00%, 7/1/28	600,000	612,000
Talen Energy Supply LLC, 6.50%, 6/1/25	75,000	37,436
Talen Energy Supply LLC, 10.50%, 1/15/26(1)	625,000	344,775
Talen Energy Supply LLC, 6.625%, 1/15/28(1)	475,000	441,432
Vistra Operations Co. LLC, 5.50%, 9/1/26(1)	705,000	725,233
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	1,725,000	1,783,219
Vistra Operations Co. LLC, 4.375%, 5/1/29(1)	1,200,000	1,208,856
		12,380,122
11

	Principal Amount/Shares	Value
Electrical Equipment — 0.2%
WESCO Distribution, Inc., 7.125%, 6/15/25(1)	$1,250,000	$1,335,475
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	675,000	748,406
		2,083,881
Electronic Equipment, Instruments and Components — 0.6%
Brightstar Escrow Corp., 9.75%, 10/15/25(1)	600,000	644,250
Imola Merger Corp., 4.75%, 5/15/29(1)	4,925,000	5,101,160
Sensata Technologies BV, 4.00%, 4/15/29(1)	1,525,000	1,554,280
TTM Technologies, Inc., 4.00%, 3/1/29(1)	1,100,000	1,097,030
		8,396,720
Energy Equipment and Services — 1.7%
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	525,000	552,778
Archrock Partners LP / Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	1,550,000	1,605,164
Basic Energy Services, Inc., 10.75%, 10/15/23(1)(2)(3)	200,000	25,000
Bristow Group, Inc., 6.875%, 3/1/28(1)	1,700,000	1,771,400
ChampionX Corp., 6.375%, 5/1/26	441,000	460,311
Ensign Drilling, Inc., 9.25%, 4/15/24(1)	1,600,000	1,547,936
Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25	1,600,000	1,518,712
Nabors Industries Ltd., 7.25%, 1/15/26(1)	300,000	292,259
Nabors Industries Ltd., 7.50%, 1/15/28(1)	925,000	877,982
Nabors Industries, Inc., 5.75%, 2/1/25	1,525,000	1,411,769
Nine Energy Service, Inc., 8.75%, 11/1/23(1)	800,000	385,212
Noble Finance Co., 11.00% Cash or 6.50% Cash and 6.50% PIK or 15.00% PIK, 2/15/28(1)(5)	14,821	16,451
Precision Drilling Corp., 7.125%, 1/15/26(1)	650,000	668,941
Precision Drilling Corp., 6.875%, 1/15/29(1)	975,000	1,019,850
Shelf Drilling Holdings Ltd., 8.875%, 11/15/24(1)	800,000	822,672
Shelf Drilling Holdings Ltd., 8.25%, 2/15/25(1)	1,350,000	1,061,951
Transocean Guardian Ltd., 5.875%, 1/15/24(1)	1,139,000	1,134,729
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	500,000	498,278
Transocean Sentry Ltd., 5.375%, 5/15/23(1)	505,435	497,974
Transocean, Inc., 7.25%, 11/1/25(1)	350,000	292,031
Transocean, Inc., 11.50%, 1/30/27(1)	1,115,000	1,150,279
Transocean, Inc., 8.00%, 2/1/27(1)	1,425,000	1,123,491
Transocean, Inc., 9.35%, 12/15/41	250,000	169,200
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/26	1,350,000	1,407,377
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 9/1/27	550,000	583,058
Weatherford International Ltd., 11.00%, 12/1/24(1)	1,493,000	1,574,645
		22,469,450
Entertainment — 1.0%
Allen Media LLC / Allen Media Co-Issuer, Inc., 10.50%, 2/15/28(1)	850,000	874,110
AMC Entertainment Holdings, Inc., 10.50%, 4/24/26(1)	164,000	176,350
AMC Entertainment Holdings, Inc., 10.00% Cash or 12.00% PIK or 5.00% Cash plus 6.00% PIK, 6/15/26(1)(7)	3,143,642	3,045,403
Cinemark USA, Inc., 5.875%, 3/15/26(1)	925,000	935,485
Cinemark USA, Inc., 5.25%, 7/15/28(1)	2,175,000	2,145,507
Live Nation Entertainment, Inc., 5.625%, 3/15/26(1)	1,025,000	1,062,531
12

	Principal Amount/Shares	Value
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	$325,000	$323,477
Netflix, Inc., 5.75%, 3/1/24	200,000	221,188
Netflix, Inc., 5.875%, 11/15/28	425,000	521,326
Netflix, Inc., 6.375%, 5/15/29	1,225,000	1,551,156
Netflix, Inc., 5.375%, 11/15/29(1)	450,000	545,625
Playtika Holding Corp., 4.25%, 3/15/29(1)	1,325,000	1,330,883
		12,733,041
Equity Real Estate Investment Trusts (REITs) — 2.3%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC, 4.50%, 4/1/27(1)	650,000	644,312
CTR Partnership LP / CareTrust Capital Corp., 3.875%, 6/30/28(1)	375,000	389,531
Diversified Healthcare Trust, 9.75%, 6/15/25	1,075,000	1,177,125
Diversified Healthcare Trust, 4.375%, 3/1/31	1,625,000	1,573,792
GEO Group, Inc. (The), 6.00%, 4/15/26	75,000	59,063
HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 6/15/26(1)	525,000	533,531
HAT Holdings I LLC / HAT Holdings II LLC, 3.75%, 9/15/30(1)	275,000	278,240
Iron Mountain, Inc., 5.00%, 7/15/28(1)	300,000	313,065
Iron Mountain, Inc., 5.25%, 7/15/30(1)	1,525,000	1,620,282
Iron Mountain, Inc., 4.50%, 2/15/31(1)	1,275,000	1,294,826
Iron Mountain, Inc., 5.625%, 7/15/32(1)	75,000	80,531
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.625%, 6/15/25(1)	550,000	593,313
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.50%, 6/1/25(1)	1,375,000	1,463,701
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 5.875%, 10/1/28(1)	350,000	370,535
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 4.875%, 5/15/29(1)	900,000	927,427
RHP Hotel Properties LP / RHP Finance Corp., 4.50%, 2/15/29(1)	650,000	652,184
RLJ Lodging Trust LP, 3.75%, 7/1/26(1)	1,200,000	1,207,500
RLJ Lodging Trust LP, 4.00%, 9/15/29(1)	1,100,000	1,099,659
Service Properties Trust, 5.00%, 8/15/22	1,000,000	1,007,500
Service Properties Trust, 4.35%, 10/1/24	2,050,000	2,079,684
Service Properties Trust, 7.50%, 9/15/25	475,000	533,508
Service Properties Trust, 5.25%, 2/15/26	1,150,000	1,160,793
Service Properties Trust, 4.75%, 10/1/26	475,000	470,844
Service Properties Trust, 4.95%, 2/15/27	1,025,000	1,024,375
Service Properties Trust, 5.50%, 12/15/27	625,000	666,610
Service Properties Trust, 3.95%, 1/15/28	150,000	141,598
Service Properties Trust, 4.95%, 10/1/29	975,000	955,329
Service Properties Trust, 4.375%, 2/15/30	200,000	190,395
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/24(1)	1,845,000	1,886,512
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.875%, 2/15/25(1)	350,000	370,248
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 6.00%, 1/15/30(1)(4)	650,000	645,937
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 4.75%, 4/15/28(1)	950,000	971,375
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.50%, 2/15/29(1)	1,500,000	1,545,000
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/1/26(1)	350,000	365,953
13

	Principal Amount/Shares	Value
VICI Properties LP / VICI Note Co., Inc., 3.75%, 2/15/27(1)	$375,000	$388,594
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)	300,000	318,375
XHR LP, 6.375%, 8/15/25(1)	775,000	823,151
XHR LP, 4.875%, 6/1/29(1)	550,000	565,587
		30,389,985
Food and Staples Retailing — 0.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 2/15/23(1)	700,000	716,723
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.75%, 3/15/25	4,000	4,085
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.25%, 3/15/26(1)	525,000	534,033
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 7.50%, 3/15/26(1)	575,000	621,719
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/27(1)	1,025,000	1,076,541
Ingles Markets, Inc., 4.00%, 6/15/31(1)	1,025,000	1,039,499
Rite Aid Corp., 7.50%, 7/1/25(1)	640,000	640,726
Rite Aid Corp., 8.00%, 11/15/26(1)	988,000	996,872
SEG Holding LLC / SEG Finance Corp., 5.625%, 10/15/28(1)	1,550,000	1,617,812
United Natural Foods, Inc., 6.75%, 10/15/28(1)	350,000	379,312
		7,627,322
Food Products — 1.4%
C&S Group Enterprises LLC, 5.00%, 12/15/28(1)	725,000	686,365
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22(1)	1,325,000	1,353,236
Darling Ingredients, Inc., 5.25%, 4/15/27(1)	425,000	442,733
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.875%, 9/1/25(1)	1,275,000	1,369,031
JBS USA Food Co., 5.75%, 1/15/28(1)	600,000	631,128
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 1/15/30(1)	1,100,000	1,224,817
Kraft Heinz Foods Co., 5.00%, 7/15/35	1,200,000	1,477,150
Kraft Heinz Foods Co., 6.875%, 1/26/39	500,000	739,066
Kraft Heinz Foods Co., 5.00%, 6/4/42	625,000	767,795
Kraft Heinz Foods Co., 5.20%, 7/15/45	1,750,000	2,195,613
Kraft Heinz Foods Co., 4.875%, 10/1/49	1,300,000	1,585,230
Post Holdings, Inc., 5.75%, 3/1/27(1)	2,000,000	2,080,950
Post Holdings, Inc., 4.50%, 9/15/31(1)	650,000	643,097
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, Inc., 4.625%, 3/1/29(1)	1,525,000	1,538,412
US Foods, Inc., 6.25%, 4/15/25(1)	350,000	367,570
US Foods, Inc., 4.75%, 2/15/29(1)	1,525,000	1,567,098
		18,669,291
Gas Utilities — 0.1%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	1,195,000	1,351,844
Health Care Equipment and Supplies — 0.2%
Avantor Funding, Inc., 4.625%, 7/15/28(1)	575,000	605,906
Mozart Debt Merger Sub, Inc., 5.25%, 10/1/29(1)(4)	325,000	330,298
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.375%, 6/1/25(1)	435,000	459,601
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.25%, 2/1/28(1)	615,000	659,120
		2,054,925
14

	Principal Amount/Shares	Value
Health Care Providers and Services — 4.0%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	$725,000	$763,037
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)	600,000	625,527
AHP Health Partners, Inc., 5.75%, 7/15/29(1)	550,000	556,207
Air Methods Corp., 8.00%, 5/15/25(1)	1,625,000	1,554,516
Cano Health LLC, 6.25%, 10/1/28(1)	775,000	783,719
Centene Corp., 4.25%, 12/15/27	1,700,000	1,781,430
Centene Corp., 2.45%, 7/15/28	575,000	578,594
Centene Corp., 3.00%, 10/15/30	1,475,000	1,513,719
CHS / Community Health Systems, Inc., 6.625%, 2/15/25(1)	2,125,000	2,225,937
CHS / Community Health Systems, Inc., 8.00%, 3/15/26(1)	1,225,000	1,300,613
CHS / Community Health Systems, Inc., 5.625%, 3/15/27(1)	1,000,000	1,048,380
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(1)	1,692,000	1,846,395
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(1)	1,242,000	1,195,959
CHS / Community Health Systems, Inc., 6.00%, 1/15/29(1)	1,325,000	1,406,156
CHS / Community Health Systems, Inc., 6.875%, 4/15/29(1)	2,650,000	2,659,898
CHS / Community Health Systems, Inc., 6.125%, 4/1/30(1)	1,375,000	1,337,930
CHS / Community Health Systems, Inc., 4.75%, 2/15/31(1)	1,800,000	1,813,500
DaVita, Inc., 4.625%, 6/1/30(1)	4,900,000	5,046,318
DaVita, Inc., 3.75%, 2/15/31(1)	875,000	853,125
Encompass Health Corp., 4.75%, 2/1/30	900,000	947,700
Envision Healthcare Corp., 8.75%, 10/15/26(1)	1,225,000	996,844
HCA, Inc., 7.69%, 6/15/25	770,000	927,126
HCA, Inc., 5.375%, 9/1/26	25,000	28,635
HCA, Inc., 3.50%, 9/1/30	975,000	1,033,880
HealthEquity, Inc., 4.50%, 10/1/29(1)(4)	425,000	431,906
IQVIA, Inc., 5.00%, 5/15/27(1)	575,000	597,960
Legacy LifePoint Health LLC, 6.75%, 4/15/25(1)	675,000	710,167
Legacy LifePoint Health LLC, 4.375%, 2/15/27(1)	50,000	49,938
LifePoint Health, Inc., 5.375%, 1/15/29(1)	775,000	755,071
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(1)	525,000	544,845
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	675,000	706,219
Owens & Minor, Inc., 4.50%, 3/31/29(1)	950,000	960,687
Prime Healthcare Services, Inc., 7.25%, 11/1/25(1)	1,075,000	1,154,281
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 9.75%, 12/1/26(1)	200,000	211,500
RP Escrow Issuer LLC, 5.25%, 12/15/25(1)	625,000	643,784
Select Medical Corp., 6.25%, 8/15/26(1)	1,000,000	1,052,850
Tenet Healthcare Corp., 6.75%, 6/15/23	650,000	701,513
Tenet Healthcare Corp., 4.625%, 9/1/24(1)	575,000	588,656
Tenet Healthcare Corp., 4.875%, 1/1/26(1)	600,000	621,702
Tenet Healthcare Corp., 6.25%, 2/1/27(1)	200,000	207,750
Tenet Healthcare Corp., 6.125%, 10/1/28(1)	7,050,000	7,414,908
Tenet Healthcare Corp., 4.25%, 6/1/29(1)	1,400,000	1,422,750
Tenet Healthcare Corp., 6.875%, 11/15/31	500,000	574,608
		52,176,240
Hotels, Restaurants and Leisure — 9.8%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)	450,000	457,407
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/30(1)	3,300,000	3,271,125
Affinity Gaming, 6.875%, 12/15/27(1)	1,025,000	1,079,422
Aramark Services, Inc., 5.00%, 4/1/25(1)	320,000	327,904
Aramark Services, Inc., 6.375%, 5/1/25(1)	1,275,000	1,341,937
15

	Principal Amount/Shares	Value
Boyd Gaming Corp., 8.625%, 6/1/25(1)	$100,000	$108,500
Boyd Gaming Corp., 4.75%, 6/15/31(1)	625,000	645,313
Boyne USA, Inc., 4.75%, 5/15/29(1)	700,000	723,625
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	2,650,000	2,982,509
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	1,525,000	1,545,969
Caesars Resort Collection LLC / CRC Finco, Inc., 5.75%, 7/1/25(1)	125,000	131,934
Carlson Travel, Inc., 9.50% Cash plus 2.00% PIK, 12/15/26(1)	1,006,333	337,308
Carnival Corp., 10.50%, 2/1/26(1)	1,500,000	1,742,175
Carnival Corp., 7.625%, 3/1/26(1)	1,975,000	2,110,781
Carnival Corp., 5.75%, 3/1/27(1)	14,475,000	14,981,625
Carnival Corp., 6.65%, 1/15/28	775,000	829,389
Carrols Restaurant Group, Inc., 5.875%, 7/1/29(1)	700,000	659,817
CEC Entertainment LLC, 6.75%, 5/1/26(1)	425,000	426,594
Cedar Fair LP, 5.25%, 7/15/29	750,000	770,107
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 6/1/24	450,000	454,928
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 5/1/25(1)	550,000	572,000
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.50%, 10/1/28	1,150,000	1,235,681
Churchill Downs, Inc., 5.50%, 4/1/27(1)	1,025,000	1,064,719
Churchill Downs, Inc., 4.75%, 1/15/28(1)	575,000	602,313
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23(1)	1,000,000	1,046,250
Everi Holdings, Inc., 5.00%, 7/15/29(1)	475,000	487,317
Full House Resorts, Inc., 8.25%, 2/15/28(1)	1,050,000	1,130,131
Gateway Casinos & Entertainment Ltd., 8.25%, 3/1/24(1)	1,130,000	1,152,018
Golden Entertainment, Inc., 7.625%, 4/15/26(1)	2,575,000	2,720,552
Golden Nugget, Inc., 6.75%, 10/15/24(1)	3,075,000	3,082,841
Golden Nugget, Inc., 8.75%, 10/1/25(1)	2,100,000	2,203,918
GPS Hospitality Holding Co. LLC / GPS Finco, Inc., 7.00%, 8/15/28(1)	1,525,000	1,515,530
Hilton Domestic Operating Co., Inc., 5.375%, 5/1/25(1)	575,000	601,594
Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28(1)	575,000	619,994
Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29(1)	400,000	404,500
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/32(1)	1,075,000	1,060,219
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29(1)	2,100,000	2,144,625
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 4.875%, 7/1/31(1)	1,475,000	1,482,375
Inn of the Mountain Gods Resort & Casino, 9.25% Cash or 9.25% PIK, 11/30/23(5)	413,649	402,036
International Game Technology plc, 4.125%, 4/15/26(1)	1,250,000	1,300,775
IRB Holding Corp., 7.00%, 6/15/25(1)	700,000	744,082
IRB Holding Corp., 6.75%, 2/15/26(1)	800,000	823,000
Jacobs Entertainment, Inc., 7.875%, 2/1/24(1)	875,000	904,531
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 4.75%, 6/1/27(1)	1,175,000	1,228,180
Life Time, Inc., 5.75%, 1/15/26(1)	2,575,000	2,668,344
Life Time, Inc., 8.00%, 4/15/26(1)	6,550,000	6,951,187
Marriott Ownership Resorts, Inc., 6.125%, 9/15/25(1)	250,000	264,375
Marriott Ownership Resorts, Inc., 4.50%, 6/15/29(1)	550,000	557,563
16

	Principal Amount/Shares	Value
Merlin Entertainments Ltd., 5.75%, 6/15/26(1)	$1,600,000	$1,654,856
MGM China Holdings Ltd., 5.375%, 5/15/24(1)	600,000	608,250
MGM Resorts International, 7.75%, 3/15/22	1,305,000	1,342,519
MGM Resorts International, 6.00%, 3/15/23	2,835,000	3,001,386
MGM Resorts International, 6.75%, 5/1/25	550,000	580,250
MGM Resorts International, 5.50%, 4/15/27	158,000	171,628
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.875%, 5/1/29(1)	950,000	969,000
Mohegan Gaming & Entertainment, 7.875%, 10/15/24(1)	2,025,000	2,131,312
Mohegan Gaming & Entertainment, 8.00%, 2/1/26(1)	1,650,000	1,721,940
Motion Bondco DAC, 6.625%, 11/15/27(1)	625,000	631,022
Nathan's Famous, Inc., 6.625%, 11/1/25(1)	750,000	767,265
NCL Corp. Ltd., 12.25%, 5/15/24(1)	825,000	974,531
NCL Corp. Ltd., 3.625%, 12/15/24(1)	400,000	380,500
NCL Corp. Ltd., 10.25%, 2/1/26(1)	800,000	919,320
NCL Corp. Ltd., 5.875%, 3/15/26(1)	3,575,000	3,669,183
NCL Finance Ltd., 6.125%, 3/15/28(1)	875,000	909,313
Papa John's International, Inc., 3.875%, 9/15/29(1)	425,000	423,406
Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance In, 8.50%, 11/15/27(1)	400,000	430,026
Penn National Gaming, Inc., 4.125%, 7/1/29(1)	950,000	940,167
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.625%, 9/1/29(1)	1,450,000	1,466,421
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.875%, 9/1/31(1)	1,825,000	1,846,338
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	1,575,000	1,616,344
Royal Caribbean Cruises Ltd., 9.125%, 6/15/23(1)	1,150,000	1,251,264
Royal Caribbean Cruises Ltd., 11.50%, 6/1/25(1)	701,000	800,717
Royal Caribbean Cruises Ltd., 5.50%, 8/31/26(1)	675,000	694,707
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27	350,000	404,418
Royal Caribbean Cruises Ltd., 3.70%, 3/15/28	1,275,000	1,223,197
Royal Caribbean Cruises Ltd., 5.50%, 4/1/28(1)	2,975,000	3,047,230
Scientific Games International, Inc., 8.625%, 7/1/25(1)	225,000	243,941
Scientific Games International, Inc., 8.25%, 3/15/26(1)	550,000	584,375
Scientific Games International, Inc., 7.00%, 5/15/28(1)	3,350,000	3,618,000
Scientific Games International, Inc., 7.25%, 11/15/29(1)	850,000	956,154
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)	1,625,000	1,664,609
Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.50%, 11/28/25(1)	1,750,000	1,800,339
Studio City Finance Ltd., 6.00%, 7/15/25(1)	800,000	793,080
Studio City Finance Ltd., 5.00%, 1/15/29(1)	700,000	646,461
TKC Holdings, Inc., 10.50%, 5/15/29(1)	800,000	878,220
Travel + Leisure Co., 6.625%, 7/31/26(1)	1,325,000	1,510,526
Travel + Leisure Co., 4.625%, 3/1/30(1)	375,000	385,976
Viking Cruises Ltd., 6.25%, 5/15/25(1)	1,025,000	1,030,730
Viking Cruises Ltd., 13.00%, 5/15/25(1)	800,000	922,000
Viking Cruises Ltd., 5.875%, 9/15/27(1)	1,550,000	1,502,461
Viking Cruises Ltd., 7.00%, 2/15/29(1)	650,000	658,362
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	525,000	525,927
VOC Escrow Ltd., 5.00%, 2/15/28(1)	975,000	963,344
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	175,000	178,719
17

	Principal Amount/Shares	Value
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	$475,000	$480,434
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)	250,000	252,188
		128,071,375
Household Durables — 2.1%
Adams Homes, Inc., 7.50%, 2/15/25(1)	775,000	810,398
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.625%, 1/15/28(1)	525,000	558,933
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.625%, 8/1/29(1)	700,000	707,686
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.625%, 4/1/30(1)	650,000	654,469
Beazer Homes USA, Inc., 6.75%, 3/15/25	625,000	644,381
Beazer Homes USA, Inc., 5.875%, 10/15/27	700,000	734,125
Beazer Homes USA, Inc., 7.25%, 10/15/29	1,500,000	1,654,395
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 5.00%, 6/15/29(1)	975,000	998,619
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 4.875%, 2/15/30(1)	750,000	765,937
Century Communities, Inc., 6.75%, 6/1/27	1,025,000	1,095,458
Century Communities, Inc., 3.875%, 8/15/29(1)	525,000	530,906
Empire Communities Corp., 7.00%, 12/15/25(1)	750,000	784,687
Installed Building Products, Inc., 5.75%, 2/1/28(1)	650,000	683,212
KB Home, 7.625%, 5/15/23	200,000	213,819
KB Home, 6.875%, 6/15/27	575,000	687,844
KB Home, 4.00%, 6/15/31	900,000	924,750
LGI Homes, Inc., 4.00%, 7/15/29(1)	500,000	499,375
Mattamy Group Corp., 4.625%, 3/1/30(1)	875,000	895,624
Meritage Homes Corp., 6.00%, 6/1/25	750,000	848,437
Newell Brands, Inc., 4.70%, 4/1/26	2,050,000	2,262,749
Newell Brands, Inc., 5.875%, 4/1/36	1,875,000	2,331,187
Newell Brands, Inc., 6.00%, 4/1/46	450,000	582,188
Picasso Finance Sub, Inc., 6.125%, 6/15/25(1)	405,000	428,749
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 2/15/28(1)	675,000	695,584
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 4/1/29(1)	700,000	720,759
STL Holding Co. LLC, 7.50%, 2/15/26(1)	1,000,000	1,057,500
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	625,000	697,031
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	500,000	515,625
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	475,000	476,188
TopBuild Corp., 4.125%, 2/15/32(1)(4)	575,000	582,188
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	1,215,000	1,338,019
Tri Pointe Homes, Inc., 5.25%, 6/1/27	25,000	27,048
Tri Pointe Homes, Inc., 5.70%, 6/15/28	450,000	489,938
Williams Scotsman International, Inc., 4.625%, 8/15/28(1)	775,000	808,337
		27,706,145
Household Products — 0.2%
Central Garden & Pet Co., 4.125%, 10/15/30	475,000	486,281
Central Garden & Pet Co., 4.125%, 4/30/31(1)	675,000	686,324
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 5.00%, 12/31/26(1)	300,000	300,000
18

	Principal Amount/Shares	Value
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 7.00%, 12/31/27(1)	$500,000	$479,925
Spectrum Brands, Inc., 5.75%, 7/15/25	62,000	63,628
Spectrum Brands, Inc., 5.50%, 7/15/30(1)	300,000	332,625
Spectrum Brands, Inc., 3.875%, 3/15/31(1)	575,000	581,701
		2,930,484
Independent Power and Renewable Electricity Producers — 0.7%
Atlantica Sustainable Infrastructure plc, 4.125%, 6/15/28(1)	400,000	413,900
Calpine Corp., 5.25%, 6/1/26(1)	654,000	673,607
Calpine Corp., 4.50%, 2/15/28(1)	1,125,000	1,148,906
Calpine Corp., 5.125%, 3/15/28(1)	1,475,000	1,495,627
Calpine Corp., 4.625%, 2/1/29(1)	950,000	936,937
Calpine Corp., 5.00%, 2/1/31(1)	625,000	625,781
Clearway Energy Operating LLC, 5.00%, 9/15/26	795,000	816,405
Clearway Energy Operating LLC, 4.75%, 3/15/28(1)	1,075,000	1,139,339
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)(4)	450,000	453,375
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	1,050,000	1,128,750
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)	675,000	707,063
		9,539,690
Insurance — 0.7%
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	2,625,000	2,676,300
Acrisure LLC / Acrisure Finance, Inc., 10.125%, 8/1/26(1)	325,000	362,866
AmWINS Group, Inc., 4.875%, 6/30/29(1)	225,000	228,443
AssuredPartners, Inc., 7.00%, 8/15/25(1)	850,000	864,620
AssuredPartners, Inc., 5.625%, 1/15/29(1)	500,000	503,832
BroadStreet Partners, Inc., 5.875%, 4/15/29(1)	450,000	448,922
Genworth Holdings, Inc., 4.90%, 8/15/23	950,000	972,391
Genworth Holdings, Inc., 4.80%, 2/15/24	800,000	817,000
Genworth Holdings, Inc., VRN, 2.13%, 11/15/66	450,000	288,052
HUB International Ltd., 7.00%, 5/1/26(1)	2,050,000	2,121,750
		9,284,176
Interactive Media and Services†
Arches Buyer, Inc., 4.25%, 6/1/28(1)	400,000	406,060
Arches Buyer, Inc., 6.125%, 12/1/28(1)	150,000	153,088
		559,148
Internet and Direct Marketing Retail — 0.3%
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 5.25%, 12/1/27(1)	1,425,000	1,487,344
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 3.50%, 3/1/29(1)	550,000	545,875
Match Group Holdings II LLC, 5.00%, 12/15/27(1)	450,000	471,589
Millennium Escrow Corp., 6.625%, 8/1/26(1)	800,000	824,960
QVC, Inc., 4.75%, 2/15/27	650,000	689,812
		4,019,580
IT Services — 0.7%
CDW LLC / CDW Finance Corp., 4.125%, 5/1/25	1,225,000	1,270,937
Endure Digital, Inc., 6.00%, 2/15/29(1)	1,200,000	1,141,770
Exela Intermediate LLC / Exela Finance, Inc., 10.00%, 7/15/23(1)	1,875,000	1,455,975
MoneyGram International, Inc., 5.375%, 8/1/26(1)	750,000	762,188
Presidio Holdings, Inc., 4.875%, 2/1/27(1)	750,000	775,313
Presidio Holdings, Inc., 8.25%, 2/1/28(1)	1,375,000	1,482,002
Twilio, Inc., 3.875%, 3/15/31	575,000	589,410
19

	Principal Amount/Shares	Value
Vericast Corp., 11.00%, 9/15/26(1)	$1,388,750	$1,463,395
		8,940,990
Leisure Products — 0.2%
MajorDrive Holdings IV LLC, 6.375%, 6/1/29(1)	925,000	895,141
Mattel, Inc., 3.375%, 4/1/26(1)	600,000	619,410
Mattel, Inc., 6.20%, 10/1/40	100,000	128,672
Mattel, Inc., 5.45%, 11/1/41	325,000	385,699
		2,028,922
Life Sciences Tools and Services — 0.1%
Charles River Laboratories International, Inc., 4.00%, 3/15/31(1)	500,000	524,490
PRA Health Sciences, Inc., 2.875%, 7/15/26(1)	600,000	606,750
		1,131,240
Machinery — 0.8%
GrafTech Finance, Inc., 4.625%, 12/15/28(1)	425,000	436,687
Granite US Holdings Corp., 11.00%, 10/1/27(1)	700,000	767,382
Hillenbrand, Inc., 3.75%, 3/1/31	650,000	646,409
Husky III Holding Ltd., 13.00% Cash or 13.75% PIK, 2/15/25(1)(5)	875,000	932,571
JPW Industries Holding Corp., 9.00%, 10/1/24(1)	475,000	499,213
Manitowoc Co., Inc. (The), 9.00%, 4/1/26(1)	375,000	402,234
Terex Corp., 5.00%, 5/15/29(1)	1,350,000	1,400,625
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 7.75%, 4/15/26(1)	1,300,000	1,330,225
Titan International, Inc., 7.00%, 4/30/28(1)	725,000	764,875
TK Elevator Holdco GmbH, 7.625%, 7/15/28(1)	538,000	575,660
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	600,000	629,535
Werner FinCo LP / Werner FinCo, Inc., 8.75%, 7/15/25(1)	1,700,000	1,773,627
		10,159,043
Marine — 0.2%
Seaspan Corp., 5.50%, 8/1/29(1)	1,875,000	1,915,256
Media — 6.8%
Altice Financing SA, 5.00%, 1/15/28(1)	1,450,000	1,400,279
AMC Networks, Inc., 4.25%, 2/15/29	1,175,000	1,170,594
Audacy Capital Corp., 6.75%, 3/31/29(1)	575,000	580,290
Cable One, Inc., 4.00%, 11/15/30(1)	575,000	573,563
CCO Holdings LLC / CCO Holdings Capital Corp., 4.00%, 3/1/23(1)	375,000	377,224
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	350,000	361,540
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	1,675,000	1,706,155
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 5/1/32	4,575,000	4,717,969
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 6/1/33(1)	2,525,000	2,572,899
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 1/15/34(1)	2,325,000	2,306,109
Clear Channel International BV, 6.625%, 8/1/25(1)	1,325,000	1,384,459
Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(1)	2,425,000	2,555,562
Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29(1)	900,000	937,125
Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/27(1)	2,175,000	2,253,583
CSC Holdings LLC, 5.875%, 9/15/22	300,000	310,688
CSC Holdings LLC, 6.50%, 2/1/29(1)	1,350,000	1,463,670
CSC Holdings LLC, 5.75%, 1/15/30(1)	5,625,000	5,727,122
CSC Holdings LLC, 4.125%, 12/1/30(1)	800,000	786,000
20

	Principal Amount/Shares	Value
CSC Holdings LLC, 4.625%, 12/1/30(1)	$2,375,000	$2,254,540
CSC Holdings LLC, 4.50%, 11/15/31(1)	2,175,000	2,150,531
CSC Holdings LLC, 5.00%, 11/15/31(1)	1,500,000	1,439,550
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 8/15/26(1)	3,500,000	2,314,375
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 8/15/27(1)	1,485,000	652,182
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.875%, 8/15/27(1)	1,400,000	1,463,000
DISH DBS Corp., 5.875%, 11/15/24	575,000	619,005
DISH DBS Corp., 7.375%, 7/1/28	1,500,000	1,592,760
DISH DBS Corp., 5.125%, 6/1/29	1,250,000	1,226,431
GCI LLC, 4.75%, 10/15/28(1)	975,000	1,024,800
Gray Television, Inc., 4.75%, 10/15/30(1)	2,810,000	2,764,337
iHeartCommunications, Inc., 5.25%, 8/15/27(1)	1,300,000	1,352,403
iHeartCommunications, Inc., 4.75%, 1/15/28(1)	399,000	411,668
Lamar Media Corp., 3.75%, 2/15/28	375,000	386,218
Lamar Media Corp., 4.00%, 2/15/30	750,000	773,063
Lamar Media Corp., 3.625%, 1/15/31	75,000	75,094
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	800,000	849,000
Mav Acquisition Corp., 8.00%, 8/1/29(1)	1,425,000	1,363,504
Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 8/15/27(1)	1,025,000	1,069,034
News Corp., 3.875%, 5/15/29(1)	2,000,000	2,057,500
Nexstar Media, Inc., 5.625%, 7/15/27(1)	1,350,000	1,429,954
Nexstar Media, Inc., 4.75%, 11/1/28(1)	800,000	830,908
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 8/15/27(1)	1,325,000	1,360,642
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.25%, 1/15/29(1)	500,000	496,238
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 3/15/30(1)	350,000	351,180
Radiate Holdco LLC / Radiate Finance, Inc., 6.50%, 9/15/28(1)	1,000,000	1,021,080
Scripps Escrow II, Inc., 3.875%, 1/15/29(1)	50,000	50,237
Scripps Escrow II, Inc., 5.375%, 1/15/31(1)	350,000	344,619
Scripps Escrow, Inc., 5.875%, 7/15/27(1)	525,000	539,535
Sinclair Television Group, Inc., 5.875%, 3/15/26(1)	875,000	894,687
Sinclair Television Group, Inc., 5.125%, 2/15/27(1)	750,000	745,718
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)	975,000	968,584
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)	1,225,000	1,198,969
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)	1,775,000	1,801,625
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	825,000	893,062
Sirius XM Radio, Inc., 3.875%, 9/1/31(1)	4,225,000	4,132,578
Spanish Broadcasting System, Inc., 9.75%, 3/1/26(1)	325,000	339,983
TEGNA, Inc., 4.625%, 3/15/28	2,325,000	2,379,870
TEGNA, Inc., 5.00%, 9/15/29	500,000	515,650
Townsquare Media, Inc., 6.875%, 2/1/26(1)	500,000	525,155
Univision Communications, Inc., 5.125%, 2/15/25(1)	1,050,000	1,066,642
Univision Communications, Inc., 9.50%, 5/1/25(1)	600,000	651,978
Univision Communications, Inc., 6.625%, 6/1/27(1)	1,050,000	1,141,875
Univision Communications, Inc., 4.50%, 5/1/29(1)	900,000	915,750
UPC Broadband Finco BV, 4.875%, 7/15/31(1)	2,800,000	2,870,308
21

	Principal Amount/Shares	Value
UPC Holding BV, 5.50%, 1/15/28(1)	$800,000	$838,380
Videotron Ltd., 5.375%, 6/15/24(1)	275,000	299,406
Virgin Media Finance plc, 5.00%, 7/15/30(1)	1,000,000	1,026,800
Virgin Media Secured Finance plc, 5.50%, 5/15/29(1)	200,000	211,050
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)	400,000	413,688
Ziggo Bond Co. BV, 6.00%, 1/15/27(1)	975,000	1,009,559
Ziggo Bond Co. BV, 5.125%, 2/28/30(1)	200,000	205,450
Ziggo BV, 5.50%, 1/15/27(1)	698,000	722,430
		89,217,416
Metals and Mining — 3.3%
Alcoa Nederland Holding BV, 6.125%, 5/15/28(1)	1,800,000	1,953,000
Alcoa Nederland Holding BV, 4.125%, 3/31/29(1)	400,000	416,752
Allegheny Technologies, Inc., 5.875%, 12/1/27	775,000	820,531
Allegheny Technologies, Inc., 4.875%, 10/1/29	575,000	577,875
Allegheny Technologies, Inc., 5.125%, 10/1/31	650,000	655,925
ArcelorMittal SA, 7.00%, 10/15/39	650,000	918,099
Arconic Corp., 6.00%, 5/15/25(1)	975,000	1,025,685
Arconic Corp., 6.125%, 2/15/28(1)	250,000	265,318
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 7/15/26(1)	775,000	821,213
Big River Steel LLC / BRS Finance Corp., 6.625%, 1/31/29(1)	920,000	996,443
Carpenter Technology Corp., 6.375%, 7/15/28	1,375,000	1,479,541
Cleveland-Cliffs, Inc., 9.875%, 10/17/25(1)	864,000	992,520
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)	450,000	480,375
Cleveland-Cliffs, Inc., 5.875%, 6/1/27	1,275,000	1,321,219
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)	500,000	511,250
Cleveland-Cliffs, Inc., 4.875%, 3/1/31(1)	950,000	982,062
Coeur Mining, Inc., 5.125%, 2/15/29(1)	700,000	673,047
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	400,000	425,150
Constellium SE, 5.625%, 6/15/28(1)	525,000	552,505
Constellium SE, 3.75%, 4/15/29(1)	1,775,000	1,731,885
First Quantum Minerals Ltd., 7.25%, 4/1/23(1)	295,000	300,531
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	5,450,000	5,524,937
First Quantum Minerals Ltd., 7.50%, 4/1/25(1)	1,225,000	1,258,173
Freeport-McMoRan, Inc., 5.00%, 9/1/27	925,000	965,469
Freeport-McMoRan, Inc., 4.125%, 3/1/28	799,000	828,963
Freeport-McMoRan, Inc., 4.375%, 8/1/28	850,000	890,375
Freeport-McMoRan, Inc., 4.25%, 3/1/30	1,825,000	1,934,500
Freeport-McMoRan, Inc., 4.625%, 8/1/30	1,000,000	1,082,500
Freeport-McMoRan, Inc., 5.45%, 3/15/43	2,025,000	2,495,812
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.375%, 12/15/23(1)	150,000	153,000
Hudbay Minerals, Inc., 4.50%, 4/1/26(1)	625,000	619,531
IAMGOLD Corp., 5.75%, 10/15/28(1)	650,000	642,850
Mineral Resources Ltd., 8.125%, 5/1/27(1)	975,000	1,060,205
Mountain Province Diamonds, Inc., 8.00%, 12/15/22(1)	425,000	378,894
Northwest Acquisitions ULC / Dominion Finco, Inc., 7.125%, 11/1/22(1)(2)(3)	400,000	520
Novelis Corp., 3.25%, 11/15/26(1)	475,000	482,353
Novelis Corp., 4.75%, 1/30/30(1)	325,000	342,534
Park-Ohio Industries, Inc., 6.625%, 4/15/27	1,075,000	1,075,000
Petra Diamonds US Treasury plc, 10.50% PIK, 3/8/26(1)	103,238	106,335
22

	Principal Amount/Shares	Value
PT FMG Resources August 2006 Pty Ltd., 4.375%, 4/1/31(1)	$2,025,000	$2,095,065
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)(4)	800,000	821,000
Taseko Mines Ltd., 7.00%, 2/15/26(1)	425,000	431,375
TMS International Corp., 6.25%, 4/15/29(1)	1,100,000	1,150,875
United States Steel Corp., 6.875%, 3/1/29	1,325,000	1,414,411
		43,655,603
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Blackstone Mortgage Trust, Inc., 3.75%, 1/15/27(1)(4)	1,325,000	1,315,062
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	575,000	569,969
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	450,000	447,390
Starwood Property Trust, Inc., 3.625%, 7/15/26(1)	700,000	706,125
		3,038,546
Multiline Retail — 0.3%
Macy's Retail Holdings LLC, 5.875%, 4/1/29(1)	1,250,000	1,361,531
Macy's Retail Holdings LLC, 4.50%, 12/15/34	250,000	246,203
Macy's Retail Holdings LLC, 6.375%, 3/15/37	475,000	507,965
Macy's Retail Holdings LLC, 5.125%, 1/15/42	1,400,000	1,336,825
		3,452,524
Oil, Gas and Consumable Fuels — 14.8%
Aethon United BR LP / Aethon United Finance Corp., 8.25%, 2/15/26(1)	1,300,000	1,405,625
Antero Midstream Partners LP / Antero Midstream Finance Corp., 7.875%, 5/15/26(1)	1,450,000	1,588,054
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	1,100,000	1,137,730
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 1/15/28(1)	275,000	285,313
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 6/15/29(1)	675,000	696,094
Antero Resources Corp., 7.625%, 2/1/29(1)	975,000	1,091,269
Antero Resources Corp., 5.375%, 3/1/30(1)	800,000	843,520
Apache Corp., 4.25%, 1/15/30	975,000	1,052,425
Apache Corp., 5.10%, 9/1/40	1,950,000	2,186,398
Apache Corp., 4.75%, 4/15/43	825,000	894,820
Apache Corp., 4.25%, 1/15/44	130,000	130,948
Apache Corp., 7.375%, 8/15/47	350,000	429,067
Apache Corp., 5.35%, 7/1/49	1,175,000	1,307,281
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 7.00%, 11/1/26(1)	325,000	336,372
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 9.00%, 11/1/27(1)	1,155,000	1,584,354
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28(1)	775,000	846,006
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 6/30/29(1)	1,075,000	1,099,698
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/25(1)	1,150,000	1,244,875
Callon Petroleum Co., 6.125%, 10/1/24	2,025,000	1,993,410
Callon Petroleum Co., 8.25%, 7/15/25	350,000	342,662
Callon Petroleum Co., 8.00%, 8/1/28(1)	1,725,000	1,706,215
Cenovus Energy, Inc., 5.375%, 7/15/25	97,000	110,528
23

	Principal Amount/Shares	Value
Centennial Resource Production LLC, 5.375%, 1/15/26(1)	$1,025,000	$1,007,636
Chaparral Energy, Inc., 9.00%, 2/14/25	180,793	481,795
Cheniere Energy Partners LP, 4.00%, 3/1/31(1)	2,325,000	2,437,646
Cheniere Energy Partners LP, 3.25%, 1/31/32(1)	2,625,000	2,636,944
Cheniere Energy, Inc., 4.625%, 10/15/28	600,000	633,000
Chesapeake Energy Corp., 5.875%, 2/1/29(1)	350,000	374,395
Citgo Holding, Inc., 9.25%, 8/1/24(1)	2,750,000	2,774,062
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	975,000	998,273
CITGO Petroleum Corp., 6.375%, 6/15/26(1)	1,900,000	1,941,353
CNX Midstream Partners LP, 4.75%, 4/15/30(1)	675,000	686,289
CNX Resources Corp., 7.25%, 3/14/27(1)	1,650,000	1,758,817
CNX Resources Corp., 6.00%, 1/15/29(1)	1,450,000	1,535,187
Colgate Energy Partners III LLC, 5.875%, 7/1/29(1)	725,000	731,358
Comstock Resources, Inc., 7.50%, 5/15/25(1)	292,000	303,922
Comstock Resources, Inc., 6.75%, 3/1/29(1)	1,400,000	1,513,750
Comstock Resources, Inc., 5.875%, 1/15/30(1)	1,625,000	1,692,267
Continental Resources, Inc., 4.50%, 4/15/23	196,000	203,350
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(1)	3,750,000	3,993,000
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 2/1/29(1)	1,725,000	1,807,322
CrownRock LP / CrownRock Finance, Inc., 5.625%, 10/15/25(1)	1,450,000	1,485,815
CrownRock LP / CrownRock Finance, Inc., 5.00%, 5/1/29(1)	750,000	784,013
DCP Midstream Operating LP, 5.375%, 7/15/25	1,000,000	1,106,250
DCP Midstream Operating LP, 5.625%, 7/15/27	400,000	455,500
DCP Midstream Operating LP, 5.125%, 5/15/29	1,875,000	2,113,477
Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.75%, 5/15/25	525,000	539,241
Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.125%, 6/1/28(1)	1,250,000	1,333,575
Devon Energy Corp., 5.875%, 6/15/28(1)	650,000	716,672
Endeavor Energy Resources LP / EER Finance, Inc., 5.50%, 1/30/26(1)	325,000	338,983
Endeavor Energy Resources LP / EER Finance, Inc., 5.75%, 1/30/28(1)	925,000	974,719
Energean Israel Finance Ltd., 5.375%, 3/30/28(1)	475,000	487,150
Energean Israel Finance Ltd., 5.875%, 3/30/31(1)	550,000	566,615
EnLink Midstream LLC, 5.625%, 1/15/28(1)	150,000	159,899
EnLink Midstream LLC, 5.375%, 6/1/29	1,550,000	1,641,799
EnLink Midstream Partners LP, 4.40%, 4/1/24	325,000	338,218
EnLink Midstream Partners LP, 4.85%, 7/15/26	1,750,000	1,840,239
EnLink Midstream Partners LP, 5.60%, 4/1/44	375,000	358,845
EnLink Midstream Partners LP, 5.05%, 4/1/45	625,000	571,525
EnLink Midstream Partners LP, 5.45%, 6/1/47	1,300,000	1,256,820
EQM Midstream Partners LP, 4.75%, 7/15/23	1,980,000	2,070,189
EQM Midstream Partners LP, 4.00%, 8/1/24	200,000	208,126
EQM Midstream Partners LP, 6.00%, 7/1/25(1)	800,000	877,960
EQM Midstream Partners LP, 6.50%, 7/1/27(1)	375,000	422,250
EQM Midstream Partners LP, 5.50%, 7/15/28	875,000	962,386
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	825,000	856,969
EQM Midstream Partners LP, 4.75%, 1/15/31(1)	825,000	859,048
EQM Midstream Partners LP, 6.50%, 7/15/48	800,000	911,532
EQT Corp., 6.625%, 2/1/25	450,000	515,610
24

	Principal Amount/Shares	Value
EQT Corp., 3.125%, 5/15/26(1)	$650,000	$667,141
EQT Corp., 3.90%, 10/1/27	1,525,000	1,652,513
EQT Corp., 5.00%, 1/15/29	300,000	338,160
EQT Corp., 7.50%, 2/1/30	1,629,000	2,098,885
Genesis Energy LP / Genesis Energy Finance Corp., 6.50%, 10/1/25	350,000	348,712
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 1/15/27	425,000	430,871
Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 2/1/28	1,375,000	1,375,550
Gulfport Energy Operating Corp., 8.00%, 5/17/26(1)	1,358,509	1,487,418
Harvest Midstream I LP, 7.50%, 9/1/28(1)	1,850,000	1,973,265
Hess Midstream Operations LP, 5.625%, 2/15/26(1)	2,106,000	2,187,607
Hess Midstream Operations LP, 5.125%, 6/15/28(1)	1,875,000	1,960,875
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 11/1/28(1)	900,000	934,299
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 2/1/29(1)	1,075,000	1,105,906
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 2/1/31(1)	1,025,000	1,055,032
Holly Energy Partners LP / Holly Energy Finance Corp., 5.00%, 2/1/28(1)	875,000	888,344
Ithaca Energy North Sea plc, 9.00%, 7/15/26(1)	1,400,000	1,432,662
ITT Holdings LLC, 6.50%, 8/1/29(1)	1,150,000	1,161,500
Laredo Petroleum, Inc., 9.50%, 1/15/25	2,150,000	2,230,625
Laredo Petroleum, Inc., 7.75%, 7/31/29(1)	1,950,000	1,957,312
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26(1)	1,250,000	1,285,562
Matador Resources Co., 5.875%, 9/15/26	2,575,000	2,665,202
MEG Energy Corp., 7.125%, 2/1/27(1)	2,275,000	2,391,480
MEG Energy Corp., 5.875%, 2/1/29(1)	350,000	358,470
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	1,275,000	1,183,602
Moss Creek Resources Holdings, Inc., 10.50%, 5/15/27(1)	125,000	124,571
Murphy Oil Corp., 6.875%, 8/15/24	796,000	813,807
Murphy Oil Corp., 5.75%, 8/15/25	635,000	656,253
Murphy Oil Corp., 5.875%, 12/1/27	575,000	599,150
Murphy Oil Corp., 6.375%, 7/15/28	1,575,000	1,667,531
Murphy Oil Corp., 7.05%, 5/1/29	350,000	393,750
Murphy Oil Corp., 6.375%, 12/1/42	750,000	757,155
Murray Energy Corp., 9.00% Cash plus 3.00% PIK, 4/15/24(1)(2)(3)	4,545,734	23,183
New Fortress Energy, Inc., 6.50%, 9/30/26(1)	700,000	670,250
NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 2/1/26(1)	2,050,000	2,091,359
Northern Oil and Gas, Inc., 8.125%, 3/1/28(1)	1,800,000	1,925,820
NuStar Logistics LP, 5.75%, 10/1/25	350,000	377,563
NuStar Logistics LP, 6.00%, 6/1/26	350,000	378,651
NuStar Logistics LP, 6.375%, 10/1/30	175,000	192,719
Oasis Petroleum, Inc., 6.375%, 6/1/26(1)	525,000	550,791
Occidental Petroleum Corp., 6.95%, 7/1/24	595,000	673,457
Occidental Petroleum Corp., 8.00%, 7/15/25	450,000	538,164
Occidental Petroleum Corp., 5.875%, 9/1/25	425,000	476,850
Occidental Petroleum Corp., 5.50%, 12/1/25	1,025,000	1,136,469
Occidental Petroleum Corp., 5.55%, 3/15/26	2,625,000	2,917,162
Occidental Petroleum Corp., 3.40%, 4/15/26	500,000	513,440
Occidental Petroleum Corp., 3.20%, 8/15/26	600,000	613,320
Occidental Petroleum Corp., 8.50%, 7/15/27	800,000	1,003,424
25

	Principal Amount/Shares	Value
Occidental Petroleum Corp., 7.125%, 10/15/27	$325,000	$381,826
Occidental Petroleum Corp., 6.375%, 9/1/28	300,000	351,375
Occidental Petroleum Corp., 8.875%, 7/15/30	1,400,000	1,903,552
Occidental Petroleum Corp., 6.625%, 9/1/30	275,000	339,281
Occidental Petroleum Corp., 6.125%, 1/1/31	1,625,000	1,952,803
Occidental Petroleum Corp., 7.50%, 5/1/31	2,965,000	3,858,947
Occidental Petroleum Corp., 7.875%, 9/15/31	1,050,000	1,401,851
Occidental Petroleum Corp., 6.45%, 9/15/36	2,600,000	3,274,375
Occidental Petroleum Corp., 7.95%, 6/15/39	310,000	411,325
Occidental Petroleum Corp., 6.20%, 3/15/40	2,150,000	2,536,086
Occidental Petroleum Corp., 6.60%, 3/15/46	2,825,000	3,550,686
Occidental Petroleum Corp., 4.40%, 8/15/49	75,000	73,727
Ovintiv, Inc., 8.125%, 9/15/30	900,000	1,239,806
Parkland Corp., 5.875%, 7/15/27(1)	750,000	795,938
Parkland Corp., 4.50%, 10/1/29(1)	2,425,000	2,461,011
PBF Holding Co. LLC / PBF Finance Corp., 9.25%, 5/15/25(1)	600,000	569,319
PBF Holding Co. LLC / PBF Finance Corp., 7.25%, 6/15/25	275,000	185,543
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 2/15/28	800,000	512,000
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23	1,650,000	1,610,812
PDC Energy, Inc., 6.125%, 9/15/24	325,000	330,281
Penn Virginia Escrow LLC, 9.25%, 8/15/26(1)	1,025,000	1,040,631
Range Resources Corp., 5.00%, 3/15/23	187,000	194,246
Range Resources Corp., 9.25%, 2/1/26	850,000	927,605
Range Resources Corp., 8.25%, 1/15/29(1)	1,345,000	1,514,873
Renewable Energy Group, Inc., 5.875%, 6/1/28(1)	325,000	336,424
Rockcliff Energy II LLC, 5.50%, 10/15/29(1)(4)	900,000	914,625
Rockies Express Pipeline LLC, 3.60%, 5/15/25(1)	350,000	361,813
Rockies Express Pipeline LLC, 4.95%, 7/15/29(1)	425,000	442,531
Rockies Express Pipeline LLC, 4.80%, 5/15/30(1)	150,000	156,435
Rockies Express Pipeline LLC, 7.50%, 7/15/38(1)	150,000	170,498
Rockies Express Pipeline LLC, 6.875%, 4/15/40(1)	825,000	917,326
SM Energy Co., 5.00%, 1/15/24	325,000	323,911
SM Energy Co., 5.625%, 6/1/25	1,975,000	1,989,615
SM Energy Co., 6.75%, 9/15/26	375,000	383,471
SM Energy Co., 6.625%, 1/15/27	650,000	667,625
SM Energy Co., 6.50%, 7/15/28	900,000	932,913
Southwestern Energy Co., 6.45%, 1/23/25	1,070,000	1,179,482
Southwestern Energy Co., 8.375%, 9/15/28	425,000	481,942
Southwestern Energy Co., 5.375%, 2/1/29(1)	900,000	963,954
Southwestern Energy Co., 5.375%, 3/15/30	925,000	999,439
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.50%, 8/15/22	1,475,000	1,470,494
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26	225,000	229,804
Sunoco LP / Sunoco Finance Corp., 6.00%, 4/15/27	775,000	807,938
Sunoco LP / Sunoco Finance Corp., 4.50%, 5/15/29	500,000	507,760
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.50%, 10/1/25(1)	575,000	623,156
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/30(1)	900,000	923,346
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 9/1/31(1)	1,175,000	1,182,473
26

	Principal Amount/Shares	Value
Talos Production, Inc., 12.00%, 1/15/26	$1,200,000	$1,285,944
Tap Rock Resources LLC, 7.00%, 10/1/26(1)	2,250,000	2,306,250
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.875%, 4/15/26	1,800,000	1,882,125
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	825,000	867,281
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.875%, 1/15/29	525,000	588,906
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.50%, 3/1/30	550,000	602,078
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.875%, 2/1/31	1,400,000	1,512,000
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.00%, 1/15/32(1)	1,300,000	1,345,110
Teine Energy Ltd., 6.875%, 4/15/29(1)	850,000	866,380
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/31(1)	750,000	782,813
Western Midstream Operating LP, 4.00%, 7/1/22	60,000	60,989
Western Midstream Operating LP, 4.65%, 7/1/26	125,000	135,449
Western Midstream Operating LP, 4.50%, 3/1/28	825,000	886,430
Western Midstream Operating LP, 4.75%, 8/15/28	450,000	491,504
Western Midstream Operating LP, 5.30%, 2/1/30	1,375,000	1,521,094
Western Midstream Operating LP, 5.45%, 4/1/44	650,000	747,871
Western Midstream Operating LP, 5.30%, 3/1/48	1,460,000	1,685,490
Western Midstream Operating LP, 5.50%, 8/15/48	375,000	439,464
Western Midstream Operating LP, 6.50%, 2/1/50	225,000	265,186
		193,499,525
Paper and Forest Products — 0.1%
Ahlstrom-Munksjo Holding 3 Oy, 4.875%, 2/4/28(1)	400,000	403,900
Mercer International, Inc., 5.125%, 2/1/29	1,000,000	1,022,500
		1,426,400
Personal Products — 0.2%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	975,000	1,030,946
Edgewell Personal Care Co., 4.125%, 4/1/29(1)	1,225,000	1,224,632
		2,255,578
Pharmaceuticals — 2.4%
180 Medical, Inc., 3.875%, 10/15/29(1)(4)	400,000	406,000
AdaptHealth LLC, 5.125%, 3/1/30(1)	200,000	200,378
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	1,200,000	1,279,740
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	5,956,000	6,086,436
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	2,825,000	2,985,248
Bausch Health Cos., Inc., 7.00%, 1/15/28(1)	975,000	1,000,428
Bausch Health Cos., Inc., 5.00%, 2/15/29(1)	1,150,000	1,072,686
Bausch Health Cos., Inc., 6.25%, 2/15/29(1)	375,000	371,603
Bausch Health Cos., Inc., 7.25%, 5/30/29(1)	400,000	410,492
Bausch Health Cos., Inc., 5.25%, 1/30/30(1)	325,000	303,557
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.50%, 7/31/27(1)	1,620,000	1,625,848
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 6/30/28(1)	2,581,000	1,850,009
Endo Finance LLC, 5.75%, 1/15/22(1)	125,000	110,000
Endo Luxembourg Finance Co. I Sarl / Endo US, Inc., 6.125%, 4/1/29(1)	1,000,000	1,001,355
Jazz Securities DAC, 4.375%, 1/15/29(1)	1,800,000	1,867,590
27

	Principal Amount/Shares	Value
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(1)(2)(3)	$4,540,000	$2,250,682
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(1)(2)(3)	270,000	137,199
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 10.00%, 4/15/25(1)(2)	1,250,000	1,348,862
Organon & Co. / Organon Foreign Debt Co-Issuer BV, 4.125%, 4/30/28(1)	700,000	714,875
Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/31(1)	1,200,000	1,261,920
P&L Development LLC / PLD Finance Corp., 7.75%, 11/15/25(1)	1,525,000	1,586,435
Par Pharmaceutical, Inc., 7.50%, 4/1/27(1)	2,258,000	2,303,318
Prestige Brands, Inc., 5.125%, 1/15/28(1)	525,000	548,494
Prestige Brands, Inc., 3.75%, 4/1/31(1)	600,000	579,762
Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/25	450,000	492,750
		31,795,667
Professional Services — 0.3%
AMN Healthcare, Inc., 4.00%, 4/15/29(1)	1,125,000	1,160,820
ASGN, Inc., 4.625%, 5/15/28(1)	1,075,000	1,113,969
Dun & Bradstreet Corp. (The), 6.875%, 8/15/26(1)	420,000	441,000
Science Applications International Corp., 4.875%, 4/1/28(1)	1,150,000	1,189,905
		3,905,694
Real Estate Management and Development — 0.9%
Cushman & Wakefield US Borrower LLC, 6.75%, 5/15/28(1)	500,000	543,125
Five Point Operating Co. LP / Five Point Capital Corp., 7.875%, 11/15/25(1)	450,000	470,813
Forestar Group, Inc., 3.85%, 5/15/26(1)	950,000	950,465
Forestar Group, Inc., 5.00%, 3/1/28(1)	450,000	465,872
Greystar Real Estate Partners LLC, 5.75%, 12/1/25(1)	900,000	915,385
Howard Hughes Corp. (The), 5.375%, 8/1/28(1)	1,225,000	1,292,375
Howard Hughes Corp. (The), 4.125%, 2/1/29(1)	950,000	952,375
Howard Hughes Corp. (The), 4.375%, 2/1/31(1)	625,000	629,475
Kennedy-Wilson, Inc., 4.75%, 2/1/30	675,000	686,138
Newmark Group, Inc., 6.125%, 11/15/23	650,000	704,112
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23(1)	100,000	103,625
Realogy Group LLC / Realogy Co-Issuer Corp., 7.625%, 6/15/25(1)	800,000	855,360
Realogy Group LLC / Realogy Co-Issuer Corp., 9.375%, 4/1/27(1)	975,000	1,072,500
Realogy Group LLC / Realogy Co-Issuer Corp., 5.75%, 1/15/29(1)	2,360,000	2,451,167
		12,092,787
Road and Rail — 1.1%
Ahern Rentals, Inc., 7.375%, 5/15/23(1)	2,823,000	2,710,080
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 4.75%, 4/1/28(1)	1,650,000	1,703,443
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.375%, 3/1/29(1)	825,000	873,044
DAE Funding LLC, 5.25%, 11/15/21(1)	350,000	350,324
Modulaire Global Finance plc, 8.00%, 2/15/23(1)	800,000	818,008
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	950,000	986,528
28

	Principal Amount/Shares	Value
Uber Technologies, Inc., 7.50%, 5/15/25(1)	$1,550,000	$1,654,237
Uber Technologies, Inc., 8.00%, 11/1/26(1)	1,025,000	1,084,578
Uber Technologies, Inc., 7.50%, 9/15/27(1)	625,000	683,203
Uber Technologies, Inc., 6.25%, 1/15/28(1)	1,350,000	1,449,563
Uber Technologies, Inc., 4.50%, 8/15/29(1)	1,425,000	1,437,469
XPO Logistics, Inc., 6.25%, 5/1/25(1)	400,000	422,690
		14,173,167
Semiconductors and Semiconductor Equipment — 0.2%
Amkor Technology, Inc., 6.625%, 9/15/27(1)	425,000	455,813
ams AG, 7.00%, 7/31/25(1)	900,000	966,996
ON Semiconductor Corp., 3.875%, 9/1/28(1)	475,000	491,031
Synaptics, Inc., 4.00%, 6/15/29(1)	950,000	973,104
		2,886,944
Software — 1.7%
Ascend Learning LLC, 6.875%, 8/1/25(1)	250,000	255,803
Ascend Learning LLC, 6.875%, 8/1/25(1)	350,000	356,125
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	425,000	454,155
Boxer Parent Co., Inc., 9.125%, 3/1/26(1)	500,000	525,675
Camelot Finance SA, 4.50%, 11/1/26(1)	1,375,000	1,430,000
Castle US Holding Corp., 9.50%, 2/15/28(1)	1,775,000	1,864,691
Elastic NV, 4.125%, 7/15/29(1)	700,000	704,375
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl, 4.625%, 5/1/28(1)	800,000	789,000
J2 Global, Inc., 4.625%, 10/15/30(1)	450,000	478,688
LogMeIn, Inc., 5.50%, 9/1/27(1)	1,850,000	1,884,687
MicroStrategy, Inc., 6.125%, 6/15/28(1)	775,000	783,827
NCR Corp., 5.75%, 9/1/27(1)	1,975,000	2,086,232
NCR Corp., 5.00%, 10/1/28(1)	775,000	792,871
NCR Corp., 5.125%, 4/15/29(1)	2,350,000	2,426,375
NCR Corp., 6.125%, 9/1/29(1)	1,475,000	1,602,219
NCR Corp., 5.25%, 10/1/30(1)	450,000	472,633
Open Text Corp., 5.875%, 6/1/26(1)	225,000	233,156
Open Text Corp., 3.875%, 2/15/28(1)	875,000	893,594
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	1,000,000	1,028,750
Rocket Software, Inc., 6.50%, 2/15/29(1)	775,000	768,319
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	1,220,000	1,289,769
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 9/1/25(1)	1,350,000	1,405,687
		22,526,631
Specialty Retail — 2.9%
Abercrombie & Fitch Management Co., 8.75%, 7/15/25(1)	625,000	682,991
Ambience Merger Sub, Inc., 7.125%, 7/15/29(1)	650,000	645,125
Asbury Automotive Group, Inc., 4.50%, 3/1/28	425,000	436,688
Asbury Automotive Group, Inc., 4.75%, 3/1/30	225,000	235,125
Bath & Body Works, Inc., 9.375%, 7/1/25(1)	202,000	256,538
Bath & Body Works, Inc., 5.25%, 2/1/28	50,000	55,213
Bath & Body Works, Inc., 7.50%, 6/15/29	793,000	905,388
Bath & Body Works, Inc., 6.625%, 10/1/30(1)	1,150,000	1,306,687
Bath & Body Works, Inc., 6.875%, 11/1/35	605,000	760,031
Bath & Body Works, Inc., 6.75%, 7/1/36	3,000,000	3,723,750
BCPE Ulysses Intermediate, Inc., 7.75% Cash or 8.50% PIK, 4/1/27(1)(5)	650,000	646,149
eG Global Finance plc, 6.75%, 2/7/25(1)	1,175,000	1,202,906
29

	Principal Amount/Shares	Value
eG Global Finance plc, 8.50%, 10/30/25(1)	$600,000	$625,698
Ferrellgas LP / Ferrellgas Finance Corp., 5.375%, 4/1/26(1)	1,425,000	1,394,747
Ferrellgas LP / Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	2,175,000	2,112,795
Foot Locker, Inc., 4.00%, 10/1/29(1)(4)	150,000	150,563
Gap, Inc. (The), 3.625%, 10/1/29(1)	450,000	451,688
Gap, Inc. (The), 3.875%, 10/1/31(1)	550,000	550,687
Ken Garff Automotive LLC, 4.875%, 9/15/28(1)	450,000	463,158
LBM Acquisition LLC, 6.25%, 1/15/29(1)	1,050,000	1,050,961
Lithia Motors, Inc., 4.625%, 12/15/27(1)	825,000	869,806
Lithia Motors, Inc., 3.875%, 6/1/29(1)	900,000	935,289
LSF9 Atlantis Holdings LLC / Victra Finance Corp., 7.75%, 2/15/26(1)	1,325,000	1,375,767
Michaels Cos., Inc. (The), 5.25%, 5/1/28(1)	800,000	826,200
Michaels Cos., Inc. (The), 7.875%, 5/1/29(1)	1,700,000	1,768,807
Murphy Oil USA, Inc., 5.625%, 5/1/27	100,000	104,669
Murphy Oil USA, Inc., 4.75%, 9/15/29	375,000	397,500
Party City Holdings, Inc., 8.75%, 2/15/26(1)	725,000	759,488
PetSmart, Inc. / PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,300,000	1,337,375
PetSmart, Inc. / PetSmart Finance Corp., 7.75%, 2/15/29(1)	1,075,000	1,174,497
Rent-A-Center, Inc., 6.375%, 2/15/29(1)	700,000	756,000
Sonic Automotive, Inc., 6.125%, 3/15/27	1,175,000	1,223,052
Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 9/30/26(1)	550,000	578,187
SRS Distribution, Inc., 4.625%, 7/1/28(1)	325,000	331,971
Staples, Inc., 7.50%, 4/15/26(1)	2,150,000	2,183,336
Staples, Inc., 10.75%, 4/15/27(1)	1,950,000	1,901,250
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(1)	675,000	701,156
Superior Plus LP / Superior General Partner, Inc., 4.50%, 3/15/29(1)	950,000	982,062
Victoria's Secret & Co., 4.625%, 7/15/29(1)	550,000	561,261
White Cap Buyer LLC, 6.875%, 10/15/28(1)	1,375,000	1,452,454
		37,877,015
Technology Hardware, Storage and Peripherals — 0.4%
Dell International LLC / EMC Corp., 7.125%, 6/15/24(1)	2,132,000	2,182,880
Diebold Nixdorf, Inc., 8.50%, 4/15/24	825,000	843,963
Diebold Nixdorf, Inc., 9.375%, 7/15/25(1)	750,000	821,723
Xerox Holdings Corp., 5.00%, 8/15/25(1)	950,000	999,400
Xerox Holdings Corp., 5.50%, 8/15/28(1)	750,000	777,401
		5,625,367
Textiles, Apparel and Luxury Goods — 0.1%
Crocs, Inc., 4.125%, 8/15/31(1)	450,000	453,937
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, 7.50%, 5/1/25(1)	750,000	691,624
		1,145,561
Thrifts and Mortgage Finance — 1.4%
Enact Holdings, Inc., 6.50%, 8/15/25(1)	1,150,000	1,256,973
Freedom Mortgage Corp., 7.625%, 5/1/26(1)	1,325,000	1,351,633
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	1,400,000	1,363,250
MGIC Investment Corp., 5.75%, 8/15/23	250,000	267,900
MGIC Investment Corp., 5.25%, 8/15/28	3,100,000	3,311,730
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(1)	975,000	1,021,849
30

	Principal Amount/Shares	Value
Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28(1)	$975,000	$1,005,571
Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30(1)	1,525,000	1,530,337
NMI Holdings, Inc., 7.375%, 6/1/25(1)	775,000	885,554
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	1,300,000	1,239,628
PennyMac Financial Services, Inc., 5.75%, 9/15/31(1)	525,000	524,885
Provident Funding Associates LP / PFG Finance Corp., 6.375%, 6/15/25(1)	425,000	433,113
Radian Group, Inc., 4.50%, 10/1/24	675,000	721,011
Radian Group, Inc., 4.875%, 3/15/27	1,279,000	1,396,444
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	1,700,000	1,652,993
		17,962,871
Trading Companies and Distributors — 0.6%
Alta Equipment Group, Inc., 5.625%, 4/15/26(1)	475,000	488,656
Beacon Roofing Supply, Inc., 4.50%, 11/15/26(1)	375,000	390,469
Beacon Roofing Supply, Inc., 4.125%, 5/15/29(1)	1,275,000	1,268,625
Fly Leasing Ltd., 7.00%, 10/15/24(1)	800,000	795,328
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/1/25(1)	1,025,000	1,056,396
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/1/27(1)	1,025,000	1,162,093
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 5/1/28(1)	925,000	932,437
Foundation Building Materials, Inc., 6.00%, 3/1/29(1)	775,000	760,639
H&E Equipment Services, Inc., 3.875%, 12/15/28(1)	1,025,000	1,022,284
		7,876,927
Transportation Infrastructure†
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 7/31/29(1)	475,000	469,063
Water Utilities — 0.1%
Solaris Midstream Holdings LLC, 7.625%, 4/1/26(1)	800,000	858,324
Wireless Telecommunication Services — 1.1%
Digicel Group Holdings Ltd., 5.00% Cash plus 3.00% PIK, 4/1/25(1)	732,801	653,417
Digicel Group Holdings Ltd., 8.00% Cash plus 2.00% PIK, 4/1/24	3,344,486	3,348,667
Digicel International Finance Ltd. / Digicel International Holdings Ltd., 8.75%, 5/25/24(1)	145,300	150,605
Digicel International Finance Ltd. / Digicel International Holdings Ltd., 6.00% Cash plus 7.00% PIK, 12/31/25(1)	79,725	80,454
Sprint Communications, Inc., 6.00%, 11/15/22	200,000	210,544
Sprint Corp., 7.875%, 9/15/23	2,715,000	3,036,999
Sprint Corp., 7.125%, 6/15/24	200,000	227,890
Sprint Corp., 7.625%, 3/1/26	325,000	394,217
T-Mobile USA, Inc., 2.625%, 4/15/26	400,000	409,500
T-Mobile USA, Inc., 4.75%, 2/1/28	250,000	265,937
T-Mobile USA, Inc., 2.625%, 2/15/29	1,200,000	1,214,171
Vmed O2 UK Financing I plc, 4.25%, 1/31/31(1)	1,750,000	1,747,812
Vmed O2 UK Financing I plc, 4.75%, 7/15/31(1)	1,400,000	1,432,102
Vodafone Group plc, VRN, 7.00%, 4/4/79	1,200,000	1,468,894
		14,641,209
TOTAL CORPORATE BONDS (Cost $1,165,269,696)		1,213,145,281
PREFERRED STOCKS — 1.6%
Banks — 0.8%
Bank of America Corp., 5.125%	725,000	769,443
31

	Principal Amount/Shares	Value
Bank of America Corp., 5.875%	50,000	$57,130
Bank of America Corp., 6.25%	625,000	687,891
Barclays plc, 6.125%	400,000	443,252
Barclays plc, 7.75%	400,000	437,000
Barclays plc, 8.00%	820,000	926,604
Citigroup, Inc., 4.00%	700,000	727,090
Citigroup, Inc., 4.70%	1,175,000	1,203,641
Citigroup, Inc., 5.90%	925,000	966,625
Citigroup, Inc., 5.95%	50,000	52,156
Citigroup, Inc., 6.25%	950,000	1,102,199
JPMorgan Chase & Co., 3.60%	775,000	779,247
JPMorgan Chase & Co., 4.60%	700,000	716,625
JPMorgan Chase & Co., 6.125%	625,000	675,781
JPMorgan Chase & Co., Series R, 6.00%	75,000	79,228
Natwest Group plc, 8.00%	600,000	709,539
		10,333,451
Capital Markets — 0.3%
Credit Suisse Group AG, 5.10%(1)	400,000	410,520
Credit Suisse Group AG, 6.25%(1)	1,040,000	1,123,264
Deutsche Bank AG, 6.00%	400,000	423,000
Goldman Sachs Group, Inc. (The), 4.95%	1,275,000	1,354,687
		3,311,471
Consumer Finance†
Ally Financial, Inc., 4.70%	250,000	260,994
Oil, Gas and Consumable Fuels — 0.5%
Energy Transfer LP, 6.25%	1,225,000	1,099,070
Energy Transfer LP, 6.625%	495,000	483,243
Global Partners LP, 9.50%	33,282	878,645
Gulfport Energy Operating Corp., 10.00% Cash or 15.00% PIK(5)	66	351,450
Plains All American Pipeline LP, 6.125%	3,850,000	3,503,500
Summit Midstream Partners LP, 9.50%(3)	600,000	504,000
		6,819,908
TOTAL PREFERRED STOCKS (Cost $19,375,681)		20,725,824
BANK LOAN OBLIGATIONS(9) — 1.0%
Airlines — 0.1%
United Airlines, Inc., 2021 Term Loan B, 4.50%, (3-month LIBOR plus 3.75%), 4/21/28	$696,500	702,873
Auto Components†
Clarios Global LP, 2021 USD Term Loan B, 3.33%, (1-month LIBOR plus 3.25%), 4/30/26	189,110	188,519
Chemicals — 0.1%
Consolidated Energy Finance, S.A., Term Loan B, 2.66%, (6-month LIBOR plus 2.50%), 5/7/25	917,833	906,360
Commercial Services and Supplies†
WW International, Inc., 2021 Term Loan B, 4.00%, (1-month LIBOR plus 3.50%), 4/13/28	324,188	324,221
Containers and Packaging†
BWAY Holding Company, 2017 Term Loan B, 3.33%, (1-month LIBOR plus 3.25%), 4/3/24	121,685	119,394
Diversified Telecommunication Services — 0.1%
Consolidated Communications, Inc., 2021 Term Loan B, 4.25%, (1-month LIBOR plus 3.50%), 10/2/27	1,050,000	1,052,709
32

	Principal Amount/Shares	Value
Energy Equipment and Services — 0.1%
Apergy Corporation, 2020 Term Loan, 6.00%, (3-month LIBOR plus 5.00%), 6/3/27	$1,025,910	$1,045,787
Parker Drilling Co, 2nd Lien PIK Term Loan, 11.00% Cash plus 2.00% PIK, 3/26/24	182,425	172,392
		1,218,179
Entertainment†
Allen Media, LLC, 2020 Term Loan B, 5.63%, (3-month LIBOR plus 5.50%), 2/10/27	537,591	538,433
Hotels, Restaurants and Leisure — 0.2%
Boyd Gaming Corporation, Term Loan B3, 2.32%, (1-week LIBOR plus 2.25%), 9/15/23	167,709	167,726
Gateway Casinos & Entertainment Limited, 2018 Term Loan B, 4.50% Cash plus 3.00% PIK, 12/1/23	885,031	884,757
Golden Nugget, Inc., 2017 Incremental Term Loan B, 3.25%, (2-month LIBOR plus 2.50%), 10/4/23	784,598	781,899
Golden Nugget, Inc., 2020 Initial Term Loan, 13.00%, (3-month LIBOR plus 12.00%), 10/4/23	125,000	136,875
UFC Holdings, LLC, 2021 Term Loan B, 3.50%, (6-month LIBOR plus 2.75%), 4/29/26	767,235	766,330
		2,737,587
Insurance†
Asurion LLC, 2018 Term Loan B6, 3.21%, (1-month LIBOR plus 3.12%), 11/3/23	40,660	40,477
Hub International Limited, 2018 Term Loan B, 2.88%, (3-month LIBOR plus 2.75%), 4/25/25	262,585	260,357
		300,834
Media — 0.1%
Diamond Sports Group, LLC, Term Loan, 3.34%, (1-month LIBOR plus 3.25%), 8/24/26	441,000	276,542
DirecTV Financing, LLC, Term Loan, 5.75%, (3-month LIBOR plus 5.00%), 7/22/27	475,000	475,841
		752,383
Oil, Gas and Consumable Fuels — 0.2%
Ascent Resources - Utica, 2020 Fixed 2nd Lien Term Loan, 10.00%, (3-month LIBOR plus 9.00%), 11/1/25	1,486,000	1,631,501
CITGO Holding Inc., 2019 Term Loan B, 8.00%, (3-month LIBOR plus 7.00%), 8/1/23	906,500	896,982
		2,528,483
Road and Rail†
PODS, LLC, 2021 Term Loan B, 3.75%, (1-month LIBOR plus 3.00%), 3/31/28	99,500	99,687
Specialty Retail — 0.1%
Staples, Inc., 7 Year Term Loan, 5.13%, (3-month LIBOR plus 5.00%), 4/16/26	755,397	722,348
TOTAL BANK LOAN OBLIGATIONS (Cost $12,147,406)		12,192,010
COMMON STOCKS — 0.5%
Building Products†
Hardwood Holdings, Inc. (Acquired 4/27/21, Cost $9,825)(3)(10)	1,310	36,680
Chemicals — 0.1%
Hexion Holdings Corp., Class B(3)	66,888	1,471,536
Energy Equipment and Services — 0.2%
Diamond Offshore Drilling, Inc.(3)	52,357	310,215
FTS International, Inc., Class A(3)	37,855	931,233
Noble Corp.(3)	1,111	30,064
33

	Principal Amount/Shares	Value
Parker Drilling Co.(3)	10,567	$39,098
Superior Energy Services (Acquired 2/16/21, Cost $1,363,708)(3)(10)	25,015	1,006,072
		2,316,682
Metals and Mining†
Petra Diamonds Ltd. (Acquired 1/4/21, Cost $55,637)(3)(10)	2,704,982	63,782
Oil, Gas and Consumable Fuels — 0.2%
Bruin Blocker LLC (Acquired 7/23/18 - 9/19/19, Cost $19,109)(3)(10)	1,121	964
Chaparral Energy, Inc. (Acquired 6/26/18 - 8/13/20, Cost $926,126)(3)(10)	8,785	333,830
Gulfport Energy Operating Corp.(3)	20,971	1,724,026
Summit Midstream Partners LP(3)	17,389	618,179
		2,676,999
TOTAL COMMON STOCKS (Cost $8,056,467)		6,565,679
ESCROW INTERESTS(11)†
Electric Utilities†
GenOn Energy(3)	$425,000	—
The Hertz Corp.(3)	1,075,000	69,875
		69,875
Oil, Gas and Consumable Fuels†
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.(3)	450,000	6,750
Gulfport Energy Operating Corp.(3)	620,000	37,200
Gulfport Energy Operating Corp.(3)	760,000	45,600
Gulfport Energy Operating Corp.(3)	525,000	31,500
Sanchez Energy Corp.(3)	3,515,000	118,631
Sanchez Energy Corp.(3)	1,700,000	57,375
		297,056
TOTAL ESCROW INTERESTS (Cost $4,823,397)		366,931
CONVERTIBLE BONDS†
Banks†
Barclays Bank plc, 7.625%, 11/21/22	215,000	230,526
Wireless Telecommunication Services†
Digicel Group Holdings Ltd., 7.00% PIK(1)(6)	100,787	82,868
TOTAL CONVERTIBLE BONDS (Cost $235,200)		313,394
WARRANTS†
Oil, Gas and Consumable Fuels†
Denbury, Inc.(3) (Cost $—)	5,645	251,259
TEMPORARY CASH INVESTMENTS — 3.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $50,390,611)	50,390,611	50,390,611
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $1,260,298,458)		1,303,950,989
OTHER ASSETS AND LIABILITIES — 0.6%		7,982,546
TOTAL NET ASSETS — 100.0%		$1,311,933,535
34

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $882,204,174, which represented 67.2% of total net assets.
(2)Security is in default.
(3)Non-income producing.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)The security's rate was paid in cash at the last payment date.
(6)Perpetual maturity with no stated maturity date.
(7)The security's rate was paid in kind or a combination of cash and in kind at the last payment date.
(8)Maturity is in default.
(9)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(10)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $1,441,328, which represented 0.1% of total net assets.
(11)Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.

See Notes to Financial Statements.
35

Statement of Assets and Liabilities

SEPTEMBER 30, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,260,298,458)	$1,303,950,989
Receivable for investments sold	11,401,433
Receivable for capital shares sold	858
Interest receivable	19,584,051
1,334,937,331

Liabilities
Disbursements in excess of demand deposit cash	378,910
Payable for investments purchased	21,556,049
Payable for capital shares redeemed	972,993
Accrued management fees	95,844
23,003,796

Net Assets	$1,311,933,535

Net Assets Consist of:
Capital paid in	$1,278,429,156
Distributable earnings	33,504,379
$1,311,933,535

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$150,444,491	14,970,629	$10.05
G Class	$1,161,489,044	115,558,698	$10.05

See Notes to Financial Statements.
36

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $650)	$35,710,413

Expenses:
Management fees	3,517,962
Trustees' fees and expenses	41,928
Other expenses	406
3,560,296
Fees waived - G Class	(2,932,841)
627,455

Net investment income (loss)	35,082,958

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	14,962,225
Change in net unrealized appreciation (depreciation) on investments	2,048,931

Net realized and unrealized gain (loss)	17,011,156

Net Increase (Decrease) in Net Assets Resulting from Operations	$52,094,114

See Notes to Financial Statements.
37

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED) AND YEAR ENDED MARCH 31, 2021
Increase (Decrease) in Net Assets	September 30, 2021	March 31, 2021
Operations
Net investment income (loss)	$35,082,958	$55,636,907
Net realized gain (loss)	14,962,225	(3,789,423)
Change in net unrealized appreciation (depreciation)	2,048,931	144,733,734
Net increase (decrease) in net assets resulting from operations	52,094,114	196,581,218

Distributions to Shareholders
From earnings:
Investor Class	(3,752,189)	(7,176,956)
G Class	(32,053,367)	(49,725,124)
Decrease in net assets from distributions	(35,805,556)	(56,902,080)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	46,560,625	575,208,032

Net increase (decrease) in net assets	62,849,183	714,887,170

Net Assets
Beginning of period	1,249,084,352	534,197,182
End of period	$1,311,933,535	$1,249,084,352

See Notes to Financial Statements.
38

Notes to Financial Statements

SEPTEMBER 30, 2021 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. NT High Income Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek current yield and capital growth. The fund offers the Investor Class and G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, bank loan obligations and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.
Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported NAV per share.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
39

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. For convertible bonds, the premiums attributable only to the debt instrument are amortized.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM has engaged Nomura Corporate Research and Asset Management Inc. (NCRAM) to serve as a subadvisor for the fund and to manage the fund’s assets. NCRAM is responsible for the day-to-day management of the fund, subject to the general supervision of the Board of Trustees and the investment advisor and in accordance with the investment objective, policies and restrictions of the fund. ACIM pays all costs associated with retaining NCRAM as the subadvisor of the fund. A subsidiary of NCRAM’s parent company indirectly owns a non-controlling equity interest in ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 58% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.
40

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services, which may be provided indirectly through another American Century Investments mutual fund. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The annual management fee for each class is as follows:

Investor Class	G Class
0.775%	0.000%(1)
(1)Annual management fee before waiver was 0.525%.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2021 were $335,179,053 and $313,210,669, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2021		Year ended March 31, 2021
	Shares	Amount	Shares	Amount
Investor Class
Sold	—	—	5,095,386	$50,129,659
Issued in reinvestment of distributions	373,476	$3,752,189	763,329	7,176,956
Redeemed	(3,297,365)	(32,943,544)	(274,905)	(2,714,291)
	(2,923,889)	(29,191,355)	5,583,810	54,592,324
G Class
Sold	7,723,411	77,698,786	56,322,715	528,919,451
Issued in reinvestment of distributions	3,189,589	32,053,367	5,251,123	49,719,865
Redeemed	(3,378,483)	(34,000,173)	(6,128,639)	(58,023,608)
	7,534,517	75,751,980	55,445,199	520,615,708
Net increase (decrease)	4,610,628	$46,560,625	61,029,009	$575,208,032

41

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$1,213,145,281	—
Preferred Stocks	$878,645	19,847,179	—
Bank Loan Obligations	—	12,192,010	—
Common Stocks	5,124,351	1,441,328	—
Escrow Interests	—	366,931	—
Convertible Bonds	—	313,394	—
Warrants	—	251,259	—
Temporary Cash Investments	50,390,611	—	—
	$56,393,607	$1,247,557,382	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
The fund is owned by a relatively small number of shareholders, and in the event such shareholders redeem, the ongoing operations of the fund may be at risk.
The fund invests primarily in high-yield and lower-quality debt securities, which are subject to substantial risks including liquidity risk and credit risk.
The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. However, LIBOR is expected to be phased out and the transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.

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8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,261,398,760
Gross tax appreciation of investments	$62,495,792
Gross tax depreciation of investments	(19,943,563)
Net tax appreciation (depreciation) of investments	$42,552,229

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2021, the fund had accumulated short-term capital losses of $(1,149,134) and accumulated long-term capital losses of $(24,646,321), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$9.92	0.24	0.14	0.38	(0.25)	—	(0.25)	$10.05	3.86%	0.78%(4)	0.78%(4)	4.85%(4)	4.85%(4)	26%	$150,444
2021	$8.23	0.51	1.70	2.21	(0.52)	—	(0.52)	$9.92	27.44%	0.78%	0.78%	5.39%	5.39%	56%	$177,498
2020	$9.62	0.53	(1.39)	(0.86)	(0.53)	—	(0.53)	$8.23	(9.51)%	0.78%	0.81%	5.51%	5.48%	58%	$101,337
2019	$9.77	0.55	(0.15)	0.40	(0.55)	—	(0.55)	$9.62	4.21%	0.78%	0.86%	5.66%	5.58%	38%	$140,096
2018(5)	$10.00	0.43	(0.21)	0.22	(0.43)	(0.02)	(0.45)	$9.77	2.18%	0.81%(4)	0.85%(4)	5.04%(4)	5.00%(4)	64%	$142,308
G Class
2021(3)	$9.92	0.28	0.14	0.42	(0.29)	—	(0.29)	$10.05	4.26%	0.00%(4)(6)	0.53%(4)	5.63%(4)	5.10%(4)	26%	$1,161,489
2021	$8.23	0.58	1.71	2.29	(0.60)	—	(0.60)	$9.92	28.42%	0.00%(6)	0.53%	6.17%	5.64%	56%	$1,071,586
2020	$9.62	0.60	(1.38)	(0.78)	(0.61)	—	(0.61)	$8.23	(8.80)%	0.01%	0.56%	6.28%	5.73%	58%	$432,861
2019	$9.77	0.62	(0.15)	0.47	(0.62)	—	(0.62)	$9.62	5.02%	0.01%	0.61%	6.43%	5.83%	38%	$562,700
2018(5)	$10.00	0.50	(0.22)	0.28	(0.49)	(0.02)	(0.51)	$9.77	2.76%	0.12%(4)	0.61%(4)	5.73%(4)	5.24%(4)	64%	$670,244

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2021 (unaudited).
(4)Annualized.
(5)May 19, 2017 (fund inception) through March 31, 2018.
(6)Ratio was less than 0.005%.

See Notes to Financial Statements.

Approval of Management and Subadvisory Agreements

At a meeting held on June 16, 2021, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. The Board also unanimously approved the renewal of the investment subadvisory agreement pursuant to which Nomura Corporate Research and Asset Management, Inc. (the “Subadvisor”) acts as subadvisor to the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement and the subadvisory agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor, the Subadvisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor and the Subadvisor.

In connection with its consideration of the renewal of the management agreement and the subadvisory agreement, the Board’s review and evaluation of the services provided by the Advisor, the Advisor’s affiliates, and the Subadvisor included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary service levels and quality, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided and to be provided by the Advisor and its affiliates to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates, the Subadvisor and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans, COVID-19 pandemic response, vendor management practices, and social justice initiatives;
•the Advisor’s business continuity plans and cyber security practices;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
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•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement and the subadvisory agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the Subadvisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement and the subadvisory agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement and subadvisory agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor and the Subadvisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor and the Subadvisor have an obligation to seek the best execution of fund trades. In providing these services, the Advisor and the Subadvisor utilize teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together
47

with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor and/or the Subadvisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one- and three-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor and the Subadvisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund. The Board did not consider the profitability of the Subadvisor because the Subadvisor is paid from the unified management fee of the Advisor as a result of arms’ length negotiations.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. The Board specifically noted that the subadvisory fee paid to the Subadvisor and the terms of the Subadvisory Agreement were subject to arms’ length negotiation between the Advisor and the Subadvisor and are paid by the Advisor out of its unified management fee. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other
48

than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of possible collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement and the subadvisory agreement are fair and reasonable in light of the services provided and should be renewed.
49

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

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Change in Independent Registered Public Accounting Firm

On June 16, 2021, the fund’s Audit and Compliance Committee and Board of Trustees approved a change to the fund’s independent registered public accountant. PricewaterhouseCoopers LLP resigned and Deloitte & Touche LLP was appointed as the independent registered public accounting firm for the fiscal year ending March 31, 2022.

During the fiscal years ended March 31, 2020 and March 31, 2021 and the subsequent interim period through June 16, 2021, there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to their satisfaction would have caused them to make reference to the subject matter of the disagreements in connection with their reports or reportable events, as such term is described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended. The audit reports of PricewaterhouseCoopers LLP on the financial statements of the fund for the fiscal years ended March 31, 2020 and March 31, 2021, did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.

During the fiscal years ended March 31, 2020 and March 31, 2021 and the subsequent interim period through June 16, 2021, neither the fund, nor anyone on its behalf, consulted with Deloitte & Touche LLP, on behalf of the fund, regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the fund’s financial statements, or any matter that was either the subject of a disagreement or a reportable event, as such terms are described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended.

The fund requested that PricewaterhouseCoopers LLP furnish it with a letter addressed to the Securities and Exchange Commission stating whether PricewaterhouseCoopers LLP agrees with the statements contained above. A copy of the letter from PricewaterhouseCoopers LLP to the Securities and Exchange Commission is filed as an exhibit hereto.

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Notes

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-93336 2111

Semiannual Report

September 30, 2021

Prime Money Market Fund
Investor Class (BPRXX)
A Class (ACAXX)
C Class (ARCXX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks, Bonds Advanced Amid Growing Concerns

Broad market sentiment was upbeat to start the period. Investors generally looked beyond pandemic-related challenges to improving growth and corporate earnings data. Ongoing support from leading central banks and governments helped maintain investor confidence in the financial markets and strengthen the overall global economic outlook.

However, a summer surge in COVID-19 cases arising from the delta variant triggered worries about the recovery’s sustainability. Most economic and corporate earnings data remained favorable, but the labor market was a notable exception. Despite record job openings, job growth remained weak, complicating reopening efforts for many businesses.

In this climate, U.S. Treasury yields generally declined through early August. From there, yields rose amid soaring inflation triggered by mounting supply chain disruptions and rising energy and housing prices. Congressional debate on the debt ceiling and the $3.5 trillion "human infrastructure" bill added to inflation worries. Year-over-year headline inflation reached 5.4% in September, matching a 13-year high.

Meanwhile, in September, the Federal Reserve hinted it may start scaling back its monetary support by year-end. This prompted a spike in Treasury yields and a sell-off among stocks. A credit crisis in China’s troubled property sector also weighed on stocks. Overall, though, strong performance in the first half of the reporting period led to positive six-month returns for most broad stock and bond indices.

Several Factors Shaping Market Dynamics

The return to pre-pandemic life is progressing, albeit somewhat cautiously due to COVID-19’s delta variant. As the economy and markets respond to this fluid backdrop, investors will face opportunities and ongoing challenges. Economic growth, inflation, the virus’s trajectory, supply chain normalization and fiscal and monetary policy likely will sway market dynamics.
We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2021
7-Day Current Yields	Investor Class	A Class	C Class
After waiver(1)	0.01%	0.01%	0.01%
Before waiver	-0.47%	-0.72%	-1.22%
7-Day Effective Yields	Investor Class	A Class	C Class
After waiver(1)	0.01%	0.01%	0.01%
(1) Yields would have been lower if a portion of the fees had not been waived.

Portfolio at a Glance
Weighted Average Maturity	51 days
Weighted Average Life	95 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	61%
31-90 days	14%
91-180 days	15%
More than 180 days	10%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2021 to September 30, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period(1) 4/1/21 - 9/30/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,000.10	$0.75	0.15%
A Class	$1,000	$1,000.10	$0.75	0.15%
C Class	$1,000	$1,000.10	$0.75	0.15%
Hypothetical
Investor Class	$1,000	$1,024.32	$0.76	0.15%
A Class	$1,000	$1,024.32	$0.76	0.15%
C Class	$1,000	$1,024.32	$0.76	0.15%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2021 (UNAUDITED)

	Principal Amount	Value
COMMERCIAL PAPER(1) — 45.3%
Alinghi Funding Co. LLC, 0.23%, 5/24/22 (LOC: UBS AG)(2)	$25,650,000	$25,611,489
Banco Santander SA, 0.14%, 11/1/21(2)	17,500,000	17,497,890
Banco Santander SA, 0.11%, 11/19/21(2)	5,000,000	4,999,251
Banco Santander SA, 0.15%, 1/5/22(2)	12,500,000	12,495,167
Banco Santander SA, 0.15%, 2/3/22(2)	7,000,000	6,996,476
Bank of Montreal, 0.22%, 5/18/22	25,000,000	25,000,000
Bank of Montreal/Chicago IL, VRN, 0.20%, 8/2/22	20,000,000	20,000,000
Bank of Nova Scotia (The), VRN, 0.27%, (SOFR plus 0.22%), 6/3/22	22,500,000	22,500,000
Bank of Nova Scotia (The), VRN, 0.21%, (SOFR plus 0.16%), 7/18/22	25,000,000	25,000,000
Barclays Bank plc, 0.14%, 11/2/21 (LOC: Barclays Bank plc)(2)	10,000,000	9,998,755
Barclays Bank plc, 0.30%, 11/10/21(2)	500,000	500,097
Barclays Bank plc, 0.18%, 11/15/21 (LOC: Barclays Bank plc)(2)	25,000,000	24,994,375
Barclays Bank plc, 0.19%, 11/17/21(2)	10,000,000	10,000,000
Barclays Bank plc, 0.15%, 3/9/22 (LOC: Barclays Bank plc)(2)	15,000,000	14,990,062
Bedford Row Funding Corp., VRN, 0.20%, (3-month LIBOR plus 0.07%), 10/14/21 (LOC: Royal Bank of Canada)(2)	1,800,000	1,800,067
Bedford Row Funding Corp., VRN, 0.15%, (1-month LIBOR plus 0.06%), 3/18/22 (LOC: Royal Bank of Canada)(2)	2,500,000	2,500,000
Canadian Imperial Bank of Commerce, VRN, 0.19%, (SOFR plus 0.14%), 6/14/22(2)	25,000,000	25,000,000
Canadian Imperial Bank of Commerce, VRN, 0.19%, (SOFR plus 0.14%), 6/20/22(2)	20,000,000	20,000,000
Chesham Finance Ltd. / Chesham Finance LLC, 0.07%, 10/1/21 (LOC: HSBC Bank plc)(2)	50,000,000	50,000,000
Chesham Finance Ltd. / Chesham Finance LLC, 0.07%, 10/1/21 (LOC: Societe Generale SA)(2)	50,000,000	50,000,000
Collateralized Commercial Paper FLEX Co. LLC, 0.23%, 1/7/22 (LOC: J.P. Morgan Securities LLC)(2)	15,000,000	14,990,608
Collateralized Commercial Paper V Co. LLC, 0.17%, 3/14/22 (LOC: J.P. Morgan Securities LLC)	3,000,000	2,997,677
Collateralized Commercial Paper V Co. LLC, 0.18%, 3/24/22 (LOC: J.P. Morgan Securities LLC)	9,885,000	9,876,400
Collateralized Commercial Paper V Co. LLC, 0.18%, 4/11/22 (LOC: J.P. Morgan Securities LLC)	15,000,000	14,985,600
Collateralized Commercial Paper V Co. LLC, 0.18%, 4/14/22 (LOC: J.P. Morgan Securities LLC)	10,000,000	9,990,250
Cooperatieve Rabobank UA, VRN, 0.15%, 4/29/22	27,500,000	27,500,000
Crown Point Capital Co. LLC, Series A, 0.18%, 1/4/22 (LOC: Credit Suisse AG)(2)	24,000,000	24,000,000
DBS Bank Ltd., 0.11%, 12/7/21(2)	7,000,000	6,998,567
DBS Bank Ltd., 0.14%, 1/6/22(2)	15,000,000	14,994,342
First Abu Dhabi Bank PJSC, 0.16%, 12/20/21(2)	40,800,000	40,785,493
Glencove Funding LLC, 0.11%, 11/15/21 (LOC: Standard Chartered Bank)(2)	11,500,000	11,498,419
Glencove Funding LLC, 0.12%, 12/1/21 (LOC: Standard Chartered Bank)(2)	16,000,000	15,996,747
Goldman Sachs International, 0.31%, 10/12/21(2)	15,000,000	14,998,625
Ionic Capital III Trust, 0.11%, 10/28/21 (LOC: UBS AG)	10,000,000	9,999,175
Landesbank Baden-Wuerttemberg, 0.14%, 1/4/22	25,000,000	24,990,764
6

	Principal Amount	Value
Landesbank Hessen-Thueringen Girozentrale, 0.24%, 10/22/21	$3,000,000	$3,000,245
LMA-Americas LLC, 0.17%, 2/15/22 (LOC: Credit Agricole Corporate and Investment Bank)(2)	10,000,000	9,993,721
Ridgefield Funding Co. LLC, 0.17%, 10/13/21 (LOC: BNP Paribas)(2)	15,500,000	15,499,122
Ridgefield Funding Co. LLC, 0.16%, 2/9/22 (LOC: BNP Paribas)(2)	20,000,000	19,988,356
Royal Bank of Canada, 0.21%, 7/12/22	10,000,000	9,983,433
Royal Bank of Canada, VRN, 0.28%, (SOFR plus 0.23%), 11/30/21	17,500,000	17,500,000
Royal Bank of Canada, VRN, 0.28%, (SOFR plus 0.23%), 12/2/21	15,000,000	15,000,000
Royal Bank of Canada (New York), VRN, 0.14%, (3-month LIBOR plus 0.01%), 1/27/22	17,455,000	17,455,000
Toronto-Dominion Bank, 0.19%, 7/25/22(2)	15,000,000	14,976,487
Washington Morgan Capital Co. LLC, Series A, 0.25%, 11/19/21 (LOC: Goldman Sachs & Co.)(2)	22,000,000	22,000,000
TOTAL COMMERCIAL PAPER		759,882,660
MUNICIPAL SECURITIES — 26.3%
Alameda Public Financing Authority Rev., (Alameda Point Improvement Project), VRDN, 0.10%, 10/7/21 (LOC: MUFG Union Bank N.A.)	2,750,000	2,750,000
Alaska Housing Finance Corp. Rev., VRDN, 0.08%, 10/7/21	15,750,000	15,750,000
Alaska Housing Finance Corp. Rev., VRDN, 0.09%, 10/7/21	23,200,000	23,200,000
Bowie County Industrial Development Corp. Rev., (Wehco Media, Inc.), VRDN, 0.09%, 10/1/21 (LOC: JPMorgan Chase Bank N.A.)	1,100,000	1,100,000
Calcasieu Parish Industrial Development Board, Inc. Rev., (Hydroserve Westlake LLC), VRDN, 0.07%, 10/7/21 (LOC: JPMorgan Chase Bank N.A.)	2,600,000	2,600,000
California School Finance Authority Rev., 0.22%, 12/30/21	11,000,000	11,000,000
California School Finance Authority Rev., 0.22%, 12/30/21	16,000,000	16,000,000
California School Finance Authority Rev., 0.26%, 12/30/21 (LOC: Royal Bank of Canada)	6,530,000	6,530,000
California School Finance Authority Rev., 0.26%, 12/30/21 (LOC: Royal Bank of Canada)	10,500,000	10,500,000
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 2.00%, 7/1/33	3,090,000	3,109,586
Florida Housing Finance Corp. Rev., (Boynton Bay Ltd.), VRDN, 0.09%, 10/7/21 (LOC: Citibank N.A.)	10,000,000	10,000,000
Fresno County Rev., 0.25%, 6/30/22	25,000,000	25,005,503
Illinois Housing Development Authority Rev., VRDN, 0.08%, 10/7/21 (LOC: FHLB)(LIQ FAC: FHLB)	6,545,000	6,545,000
Illinois Housing Development Authority Rev., VRDN, 0.09%, 10/7/21 (SBBPA: FHLB)	12,700,000	12,700,000
Illinois Housing Development Authority Rev., VRDN, 0.10%, 10/7/21 (SBBPA: FHLB)	5,000,000	5,000,000
Iowa Finance Authority Rev., (Iowa Health System Obligated Group), VRDN, 0.09%, 10/1/21 (LOC: TD Bank N.A.)	7,415,000	7,415,000
Kansas City Rev., VRDN, 0.10%, 10/7/21 (LOC: JPMorgan Chase Bank N.A.)	2,155,000	2,155,000
Little Rock Metrocentere Improvement District No. 1 Rev., (Wehco Media, Inc.), VRDN, 0.09%, 10/1/21 (LOC: JPMorgan Chase Bank N.A.)	6,200,000	6,200,000
Macon-Bibb County Industrial Authority Rev., (Bass Pro Outdoor World LLC), VRDN, 0.10%, 10/7/21 (LOC: Bank of America N.A.)(2)	6,840,000	6,840,000
Memphis Health Educational & Housing Facility Board Rev., (Pedcor Investments 2007-CIII LP), VRDN, 0.09%, 10/7/21 (LOC: U.S. Bank N.A.)	1,195,000	1,195,000
Michigan Finance Authority Rev., (School Loan Revolving Fund), VRDN, 0.08%, 10/7/21 (LOC: Bank of America N.A.)	10,000,000	10,000,000
Michigan Finance Authority Rev., (School Loan Revolving Fund), VRDN, 0.09%, 10/7/21 (LOC: PNC Bank N.A.)	8,000,000	8,000,000
7

	Principal Amount	Value
Mizuho Floater/Residual Trust Rev., VRDN, 0.13%, 10/7/21 (LOC: FHLMC)(LIQ FAC: Mizuho Capital Markets LLC)(2)	$32,500,000	$32,500,000
Mizuho Floater/Residual Trust Rev., VRDN, 0.34%, 11/4/21 (LOC: Mizuho Bank Ltd.)(2)	2,340,000	2,340,000
Mizuho Floater/Residual Trust Rev., VRDN, 0.34%, 11/4/21 (LOC: Mizuho Bank Ltd.)(LIQ FAC: Mizuho Capital Markets LLC)(2)	2,750,000	2,750,000
Mizuho Floater/Residual Trust Rev., VRDN, 0.30%, 11/4/21 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(2)	2,000,000	2,000,000
Mizuho Floater/Residual Trust Rev., VRDN, 0.34%, 11/4/21 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(2)	1,675,000	1,675,000
New York City GO, 1.68%, 10/1/21	3,265,000	3,265,000
New York City GO, VRDN, 0.09%, 10/1/21 (SBBPA: JPMorgan Chase Bank N.A.)	2,300,000	2,300,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.08%, 10/1/21 (SBBPA: TD Bank N.A.)	4,600,000	4,600,000
New York City Water & Sewer System Rev., VRDN, 0.09%, 10/1/21 (SBBPA: Mizuho Bank Ltd.)	15,130,000	15,130,000
New York State Housing Finance Agency Rev., (29 Flatbush Associates LLC), VRDN, 0.10%, 10/7/21 (LOC: Landesbank Hessen-Thuringen Girozentrale)	11,410,000	11,410,000
New York State Housing Finance Agency Rev., (455 West 37 LLC), VRDN, 0.06%, 10/1/21 (LOC: Landesbank Hessen-Thuringen Girozentrale)	3,500,000	3,500,000
New York State Housing Finance Agency Rev., (455 West 37 LLC), VRDN, 0.09%, 10/1/21 (LOC: Landesbank Hessen-Thuringen Girozentrale)	3,800,000	3,800,000
New York State Housing Finance Agency Rev., VRDN, 0.08%, 10/7/21 (SBBPA: TD Bank N.A.)	19,660,000	19,660,000
Pasadena Public Financing Authority Rev., VRDN, 0.31%, 10/7/21 (SBBPA: Bank of the West)	11,460,000	11,460,000
San Jose, 0.13%, 1/12/22 (LOC: U.S. Bank N.A.)	6,000,000	5,999,831
South Carolina Association of Governmental Organizations COP, 3.00%, 4/15/22	12,800,000	12,998,423
South Dakota Housing Development Authority Rev., VRDN, 0.10%, 10/7/21 (SBBPA: South Dakota Housing Development Authority)	25,000,000	25,000,000
State of California GO, 0.16%, 11/23/21 (LOC: Wells Fargo Bank N.A.)	3,050,000	3,050,000
Sumter County Industrial Development Authority Rev., (American Cement Co. LLC), VRDN, 0.10%, 10/7/21 (LOC: Bank of America N.A.)	11,850,000	11,850,000
Taxable Municipal Funding Trust Rev., VRDN, 0.26%, 10/7/21 (LOC: Barclays Bank plc)	17,500,000	17,500,000
Taxable Municipal Funding Trust Rev., VRDN, 0.26%, 11/4/21 (LOC: Barclays Bank plc)(2)	17,000,000	17,000,000
Taxable Municipal Funding Trust VRDN, 0.26%, 11/4/21 (LOC: Barclays Bank plc)(2)	17,650,000	17,650,000
Tender Option Bond Trust Receipts/Certificates COP, VRDN, 0.19%, 10/7/21 (LOC: Royal Bank of Canada)(2)	13,265,000	13,265,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.21%, 10/7/21 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(2)	2,230,000	2,230,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.19%, 10/7/21 (LOC: Royal Bank of Canada)(2)	5,000,000	5,000,000
TOTAL MUNICIPAL SECURITIES		441,528,343
CERTIFICATES OF DEPOSIT — 15.1%
Bank of Montreal, VRN, 0.26%, (SOFR plus 0.21%), 12/13/21	10,000,000	10,000,000
8

	Principal Amount	Value
Bank of Nova Scotia (The), VRN, 0.27%, (SOFR plus 0.22%), 12/23/21	$20,000,000	$20,000,000
BNP Paribas Fortis SA, VRN, 0.12%, 12/30/21	37,500,000	37,500,000
Canadian Imperial Bank of Commerce, VRN, 0.24%, (3-month LIBOR plus 0.11%), 1/18/22	8,850,000	8,853,228
Canadian Imperial Bank of Commerce, VRN, 0.21%, 9/7/22	15,250,000	15,250,000
First Abu Dhabi Bank PJSC, 0.15%, 11/19/21(2)	250,000	250,000
Goldman Sachs Bank USA, VRN, 0.21%, 8/4/22	25,000,000	25,000,000
Nordea Bank Abp, 0.15%, 3/14/22(2)	16,750,000	16,738,936
Nordea Bank Abp, 0.19%, 6/24/22(2)	12,485,000	12,484,998
Royal Bank of Canada, VRN, 0.23%, (3-month LIBOR plus 0.11%), 12/16/21	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB, 0.18%, 10/4/21	17,600,000	17,600,000
Svenska Handelsbanken AB, 0.19%, 2/11/22	25,000,000	25,000,461
Svenska Handelsbanken AB, 0.23%, 5/10/22	10,000,000	10,003,672
Toronto-Dominion Bank, VRN, 0.23%, 5/24/22	12,600,000	12,604,135
Toronto-Dominion Bank (The), VRN, 0.25%, (SOFR plus 0.20%), 6/9/22	17,200,000	17,200,000
Toronto-Dominion Bank (The), VRN, 0.18%, (Daily EFFR plus 0.10%), 6/27/22	15,000,000	15,000,000
TOTAL CERTIFICATES OF DEPOSIT		253,485,430
CORPORATE BONDS — 10.5%
500 Columbia Place LLC, VRDN, 0.11%, 10/7/21 (LOC: FHLB)	7,000,000	7,000,000
Allen C Stonecipher Life Insurance Trust, VRDN, 0.10%, 10/7/21 (LOC: FHLB)	17,730,000	17,730,000
Anton Santa Cruz LLC, VRDN, 0.11%, 10/7/21 (LOC: FHLB)	4,900,000	4,900,000
Bellevue 10 Apartments LLC, VRDN, 0.14%, 10/10/21 (LOC: Northern Trust Company)	3,250,000	3,250,000
CG-USA Simi Valley LP, VRDN, 0.11%, 10/7/21 (LOC: FHLB)	2,000,000	2,000,000
Cypress Bend Real Estate Development Co. LLC, VRDN, 0.12%, 10/7/21 (LOC: FHLB)	16,790,000	16,790,000
Fiore Capital LLC, VRDN, 0.12%, 10/7/21 (LOC: Wells Fargo Bank N.A.)	13,525,000	13,525,000
Foothill Garden NV Investors LLC, VRDN, 0.11%, 10/7/21 (LOC: FHLB)	10,950,000	10,950,000
General Secretariat of the Organization of American States, VRDN, 0.10%, 11/15/21 (LOC: Bank of America N.A.)	13,645,000	13,645,000
Gold River 659 LLC, VRDN, 0.11%, 10/7/21 (LOC: FHLB)	2,000,000	2,000,000
KDF Glenview LP, VRDN, 0.11%, 10/7/21 (LOC: FHLB)	8,000,000	8,000,000
Labcon North America, VRDN, 0.22%, 10/7/21 (LOC: Bank of the West)	2,040,000	2,040,000
Ness Family Partners LP, VRDN, 0.22%, 10/7/21 (LOC: Bank of the West)	5,240,000	5,240,000
New Village Green LLC, VRDN, 0.11%, 10/7/21 (LOC: FHLB)	6,410,000	6,410,000
Nicholas David Nurse 2020 Irrevocable Trust (The), VRDN, 0.10%, 10/7/21 (LOC: FHLB)	8,175,000	8,175,000
Relay Relay LLC, VRDN, 0.11%, 10/7/21 (LOC: FHLB)	5,420,000	5,420,000
Shil Park Irrevocable Life Insurance Trust (The), VRDN, 0.10%, 10/7/21 (LOC: FHLB)	6,000,000	6,000,000
Tallahassee Orthopedic Center LC, VRDN, 0.35%, 10/7/21 (LOC: Wells Fargo Bank N.A.)	1,290,000	1,290,000
Toyota Motor Credit Corp., MTN, VRN, 0.28%, (SOFR plus 0.23%), 12/13/21	25,000,000	25,000,000
Uptown Newport Building Owner LP, VRDN, 0.13%, 10/7/21 (LOC: Landesbank Hessen-Thuringen Girozentrale)	17,355,000	17,355,000
TOTAL CORPORATE BONDS		176,720,000
9

	Principal Amount	Value
U.S. TREASURY SECURITIES(1) — 2.8%
U.S. Treasury Bills, 0.04%, 10/21/21	$25,000,000	$24,999,146
U.S. Treasury Bills, 0.06%, 11/2/21	5,000,000	4,999,711
U.S. Treasury Bills, 0.03%, 11/18/21	10,550,000	10,549,015
U.S. Treasury Bonds, 8.00%, 11/15/21	4,300,000	4,341,702
U.S. Treasury Notes, VRN, 0.15%, (3-month USBMMY plus 0.11%), 4/30/22	2,500,000	2,500,234
TOTAL U.S. TREASURY SECURITIES		47,389,808
TOTAL INVESTMENT SECURITIES — 100.0%		1,679,006,241
OTHER ASSETS AND LIABILITIES†		129,250
TOTAL NET ASSETS — 100.0%		$1,679,135,491

NOTES TO SCHEDULE OF INVESTMENTS
COP	-	Certificates of Participation
EFFR	-	Effective Federal Funds Rate
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
SBBPA	-	Standby Bond Purchase Agreement
SOFR	-	Secured Overnight Financing Rate
USBMMY	-	U.S. Treasury Bill Money Market Yield
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $636,828,050, which represented 37.9% of total net assets.

See Notes to Financial Statements.
10

Statement of Assets and Liabilities

SEPTEMBER 30, 2021 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$1,679,006,241
Cash	279,318
Receivable for investments sold	2,305,000
Receivable for capital shares sold	4,942,225
Interest receivable	538,232
1,687,071,016

Liabilities
Payable for investments purchased	4,000,000
Payable for capital shares redeemed	3,901,108
Accrued management fees	34,302
Dividends payable	115
7,935,525

Net Assets	$1,679,135,491

Net Assets Consist of:
Capital paid in	$1,679,139,637
Distributable earnings	(4,146)
$1,679,135,491

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$1,656,767,918	1,656,920,333	$1.00
A Class	$20,135,970	20,124,561	$1.00
C Class	$2,231,603	2,229,887	$1.00

See Notes to Financial Statements.
11

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$1,332,824

Expenses:
Management fees	4,784,350
Distribution and service fees:
A Class	25,154
C Class	8,919
Trustees' fees and expenses	56,058
4,874,481
Fees waived	(3,625,566)
1,248,915

Net investment income (loss)	83,909

Net realized gain (loss) on investment transactions	1,363

Net Increase (Decrease) in Net Assets Resulting from Operations	$85,272

See Notes to Financial Statements.
12

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED) AND YEAR ENDED MARCH 31, 2021
Increase (Decrease) in Net Assets	September 30, 2021	March 31, 2021
Operations
Net investment income (loss)	$83,909	$1,567,214
Net realized gain (loss)	1,363	29,363
Net increase (decrease) in net assets resulting from operations	85,272	1,596,577

Distributions to Shareholders
From earnings:
Investor Class	(82,784)	(1,554,764)
A Class	(1,006)	(10,240)
C Class	(119)	(2,210)
Decrease in net assets from distributions	(83,909)	(1,567,214)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 4)	(35,750,800)	75,663,091

Net increase (decrease) in net assets	(35,749,437)	75,692,454

Net Assets
Beginning of period	1,714,884,928	1,639,192,474
End of period	$1,679,135,491	$1,714,884,928
See Notes to Financial Statements.
13

Notes to Financial Statements
SEPTEMBER 30, 2021 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Prime Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek to earn the highest level of current income while preserving the value of your investment.

The fund offers the Investor Class, A Class and C Class. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that the amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.
Treasury Roll Transactions — The fund purchases a security and at the same time makes a commitment to sell the same security at a future settlement date at a specified price. These types of transactions are known as treasury roll transactions. The difference between the purchase price and the sale price represents interest income reflective of an agreed upon rate between the fund and the counterparty.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

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Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2370% to 0.3500% and the rates for the Complex Fee range from 0.2500% to 0.3100%. In order to maintain a positive yield, ACIM may voluntarily waive a portion of the management fee on a daily basis. The fee waiver may be revised or terminated at any time by the investment advisor without notice. The total amount of the waiver for each class for the period ended September 30, 2021 was $3,543,344, $43,096 and $5,053 for Investor Class, A Class, and C Class, respectively. The effective annual management fee before waiver for each class for the period ended September 30, 2021 was 0.57%. The effective annual management fee after waiver for each class for the period ended September 30, 2021 was 0.14%.
Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 0.75%, of which 0.25% is paid for individual shareholder services and 0.50% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2021 are detailed in the Statement of Operations.

In order to maintain a positive yield, all or a portion of the distribution and/or service fee may voluntarily be waived on a daily basis. The fee waiver may be revised or terminated at any time without notice. The total amount of the waiver for the period ended September 30, 2021 was $25,154 and $8,919 for the A Class and C Class, respectively. The effective annual distribution and service fee after waiver was 0.00% for each class.
Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

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Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $2,400,000 and there were no interfund purchases. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.
4. Capital Share Transactions
Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2021		Year ended March 31, 2021
	Shares	Amount	Shares	Amount
Investor Class
Sold	361,030,350	$361,030,350	1,044,416,349	$1,044,416,349
Issued in reinvestment of distributions	76,898	76,898	1,522,563	1,522,563
Redeemed	(396,582,419)	(396,582,419)	(948,217,514)	(948,217,514)
	(35,475,171)	(35,475,171)	97,721,398	97,721,398
A Class
Sold	1,582,386	1,582,386	8,906,033	8,906,033
Issued in reinvestment of distributions	965	965	10,120	10,120
Redeemed	(1,469,049)	(1,469,049)	(10,343,016)	(10,343,016)
	114,302	114,302	(1,426,863)	(1,426,863)
C Class
Sold	179,880	179,880	8,596,005	8,596,005
Issued in reinvestment of distributions	116	116	2,178	2,178
Redeemed	(569,927)	(569,927)	(29,229,627)	(29,229,627)
	(389,931)	(389,931)	(20,631,444)	(20,631,444)
Net increase (decrease)	(35,750,800)	$(35,750,800)	75,663,091	$75,663,091

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

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6. Risk Factors

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. However, LIBOR is expected to be phased out and the transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2021, the fund had accumulated short-term capital losses of $(5,509), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes.
The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2021(2)	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.15%(4)	0.58%(4)	0.01%(4)	(0.42)%(4)	$1,656,768
2021	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.10%	0.35%	0.58%	0.09%	(0.14)%	$1,692,242
2020	$1.00	0.02	—(3)	0.02	(0.02)	—(3)	(0.02)	$1.00	1.61%	0.58%	0.58%	1.58%	1.58%	$1,594,491
2019	$1.00	0.02	—(3)	0.02	(0.02)	—	(0.02)	$1.00	1.79%	0.58%	0.58%	1.78%	1.78%	$1,336,785
2018	$1.00	0.01	—(3)	0.01	(0.01)	—	(0.01)	$1.00	0.78%	0.58%	0.58%	0.77%	0.77%	$1,237,530
2017	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.19%	0.58%	0.58%	0.17%	0.17%	$1,268,148
A Class
2021(2)	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.15%(4)	0.83%(4)	0.01%(4)	(0.67)%(4)	$20,136
2021	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.05%	0.40%	0.83%	0.04%	(0.39)%	$20,022
2020	$1.00	0.01	—(3)	0.01	(0.01)	—(3)	(0.01)	$1.00	1.36%	0.83%	0.83%	1.33%	1.33%	$21,448
2019	$1.00	0.02	—(3)	0.02	(0.02)	—	(0.02)	$1.00	1.54%	0.83%	0.83%	1.53%	1.53%	$19,847
2018	$1.00	0.01	—(3)	0.01	(0.01)	—	(0.01)	$1.00	0.65%	0.70%	0.83%	0.65%	0.52%	$24,012
2017	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.19%	0.58%	0.83%	0.17%	(0.08)%	$25,649

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
C Class
2021(2)	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.15%(4)	1.33%(4)	0.01%(4)	(1.17)%(4)	$2,232
2021	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.60%	1.33%	(0.16)%	(0.89)%	$2,622
2020	$1.00	0.01	—(3)	0.01	(0.01)	—(3)	(0.01)	$1.00	0.85%	1.33%	1.33%	0.83%	0.83%	$23,253
2019	$1.00	0.01	—(3)	0.01	(0.01)	—	(0.01)	$1.00	1.03%	1.33%	1.33%	1.03%	1.03%	$12,843
2018	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.40%	0.96%	1.33%	0.39%	0.02%	$12,067
2017	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.19%	0.58%	1.33%	0.17%	(0.58)%	$9,958

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended September 30, 2021 (unaudited).
(3)Per-share amount was less than $0.005.
(4)Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 16, 2021, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary service levels and quality, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided and to be provided by the Advisor and its affiliates to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans, COVID-19 pandemic response, vendor management practices, and social justice initiatives;
•the Advisor’s business continuity plans and cyber security practices;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.
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In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above the median of its peer
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group for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. Given the broad proliferation of fee waivers to support positive money market fund yields and the wide variance of expenses waived, the Board recognized that net fee comparisons may not be a reliable analysis of fund expenses. With that in
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mind, the Board reviewed peer data both on a gross basis and net of applicable waivers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Portfolio Holdings Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) each month on Form N-MFP. The fund’s Form N-MFP reports are available on its website at americancentury.com and on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent first and third quarters of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

24

Change in Independent Registered Public Accounting Firm

On June 16, 2021, the fund’s Audit and Compliance Committee and Board of Trustees approved a change to the fund’s independent registered public accountant. PricewaterhouseCoopers LLP resigned and Deloitte & Touche LLP was appointed as the independent registered public accounting firm for the fiscal year ending March 31, 2022.

During the fiscal years ended March 31, 2020 and March 31, 2021 and the subsequent interim period through June 16, 2021, there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to their satisfaction would have caused them to make reference to the subject matter of the disagreements in connection with their reports or reportable events, as such term is described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended. The audit reports of PricewaterhouseCoopers LLP on the financial statements of the fund for the fiscal years ended March 31, 2020 and March 31, 2021, did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.

During the fiscal years ended March 31, 2020 and March 31, 2021 and the subsequent interim period through June 16, 2021, neither the fund, nor anyone on its behalf, consulted with Deloitte & Touche LLP, on behalf of the fund, regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the fund’s financial statements, or any matter that was either the subject of a disagreement or a reportable event, as such terms are described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended.

The fund requested that PricewaterhouseCoopers LLP furnish it with a letter addressed to the Securities and Exchange Commission stating whether PricewaterhouseCoopers LLP agrees with the statements contained above. A copy of the letter from PricewaterhouseCoopers LLP to the Securities and Exchange Commission is filed as an exhibit hereto.
25

Notes
26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90818 2111

Semiannual Report

September 30, 2021

Short Duration Fund
Investor Class (ACSNX)
I Class (ASHHX)
A Class (ACSQX)
C Class (ACSKX)
R Class (ACSPX)
R5 Class (ACSUX)
R6 Class (ASDDX)
G Class (ASDOX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks, Bonds Advanced Amid Growing Concerns

Broad market sentiment was upbeat to start the period. Investors generally looked beyond pandemic-related challenges to improving growth and corporate earnings data. Ongoing support from leading central banks and governments helped maintain investor confidence in the financial markets and strengthen the overall global economic outlook.

However, a summer surge in COVID-19 cases arising from the delta variant triggered worries about the recovery’s sustainability. Most economic and corporate earnings data remained favorable, but the labor market was a notable exception. Despite record job openings, job growth remained weak, complicating reopening efforts for many businesses.

In this climate, U.S. Treasury yields generally declined through early August. From there, yields rose amid soaring inflation triggered by mounting supply chain disruptions and rising energy and housing prices. Congressional debate on the debt ceiling and the $3.5 trillion "human infrastructure" bill added to inflation worries. Year-over-year headline inflation reached 5.4% in September, matching a 13-year high.

Meanwhile, in September, the Federal Reserve hinted it may start scaling back its monetary support by year-end. This prompted a spike in Treasury yields and a sell-off among stocks. A credit crisis in China’s troubled property sector also weighed on stocks. Overall, though, strong performance in the first half of the reporting period led to positive six-month returns for most broad stock and bond indices.

Several Factors Shaping Market Dynamics

The return to pre-pandemic life is progressing, albeit somewhat cautiously due to COVID-19’s delta variant. As the economy and markets respond to this fluid backdrop, investors will face opportunities and ongoing challenges. Economic growth, inflation, the virus’s trajectory, supply chain normalization and fiscal and monetary policy likely will sway market dynamics.
We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2021
Types of Investments in Portfolio	% of net assets
Corporate Bonds	36.5%
U.S. Treasury Securities	32.7%
Collateralized Loan Obligations	8.1%
Collateralized Mortgage Obligations	7.6%
Asset-Backed Securities	6.3%
Bank Loan Obligations	3.1%
Commercial Mortgage-Backed Securities	2.4%
Exchange-Traded Funds	1.9%
Preferred Stocks	0.1%
U.S. Government Agency Mortgage-Backed Securities	—*
Temporary Cash Investments	0.5%
Other Assets and Liabilities	0.8%
*Category is less than 0.05% of total net assets.
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2021 to September 30, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period(1) 4/1/21 - 9/30/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,008.80	$2.92	0.58%
I Class	$1,000	$1,009.30	$2.42	0.48%
A Class	$1,000	$1,008.50	$4.18	0.83%
C Class	$1,000	$1,003.70	$7.94	1.58%
R Class	$1,000	$1,007.20	$5.43	1.08%
R5 Class	$1,000	$1,009.80	$1.91	0.38%
R6 Class	$1,000	$1,010.00	$1.66	0.33%
G Class	$1,000	$1,011.70	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,022.16	$2.94	0.58%
I Class	$1,000	$1,022.66	$2.43	0.48%
A Class	$1,000	$1,020.91	$4.20	0.83%
C Class	$1,000	$1,017.15	$7.99	1.58%
R Class	$1,000	$1,019.65	$5.47	1.08%
R5 Class	$1,000	$1,023.16	$1.93	0.38%
R6 Class	$1,000	$1,023.41	$1.67	0.33%
G Class	$1,000	$1,025.02	$0.05	0.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2021 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 36.5%
Aerospace and Defense — 0.2%
Boeing Co. (The), 1.43%, 2/4/24	$4,390,000	$4,396,807
Airlines — 1.0%
Air Canada, 3.875%, 8/15/26(1)	7,000,000	7,072,100
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	6,000,000	6,315,000
United Airlines Pass Through Trust, 4.875%, 7/15/27	4,671,250	4,953,786
		18,340,886
Automobiles — 2.2%
American Honda Finance Corp., MTN, 0.55%, 7/12/24	6,000,000	5,967,541
Daimler Finance North America LLC, 3.40%, 2/22/22(1)	1,000,000	1,012,115
Daimler Finance North America LLC, 0.75%, 3/1/24(1)	5,500,000	5,511,597
Ford Motor Credit Co. LLC, 3.10%, 5/4/23	6,500,000	6,613,750
Ford Motor Credit Co. LLC, 3.375%, 11/13/25	1,000,000	1,028,750
General Motors Financial Co., Inc., 3.70%, 5/9/23	5,000,000	5,218,096
General Motors Financial Co., Inc., 1.05%, 3/8/24	5,000,000	5,022,919
Hyundai Capital America, 1.00%, 9/17/24(1)	7,000,000	6,977,569
Volkswagen Group of America Finance LLC, 0.75%, 11/23/22(1)	4,000,000	4,012,465
		41,364,802
Banks — 7.1%
Bank of America Corp., MTN, 4.18%, 11/25/27	7,175,000	8,002,951
Bank of America Corp., VRN, 0.98%, 4/22/25	2,590,000	2,604,649
Bank of Ireland Group plc, VRN, 2.03%, 9/30/27(1)	1,485,000	1,485,804
Bank of Montreal, MTN, 1.25%, 9/15/26	3,150,000	3,128,128
Bank of Nova Scotia (The), 1.35%, 6/24/26	3,830,000	3,834,438
Bank of Nova Scotia (The), 1.30%, 9/15/26	4,615,000	4,583,709
Banque Federative du Credit Mutuel SA, 1.00%, 2/4/25(1)(2)	5,150,000	5,154,194
Barclays plc, 4.84%, 5/9/28	4,075,000	4,608,519
BBVA Bancomer SA, 6.75%, 9/30/22	3,600,000	3,790,512
BNP Paribas SA, 4.375%, 9/28/25(1)	3,820,000	4,192,711
BNP Paribas SA, VRN, 2.82%, 11/19/25(1)	4,455,000	4,667,512
BPCE SA, 4.625%, 7/11/24(1)	4,683,000	5,100,105
BPCE SA, 4.50%, 3/15/25(1)	3,779,000	4,153,020
Citigroup, Inc., VRN, 0.98%, 5/1/25	2,800,000	2,809,742
Citigroup, Inc., VRN, 3.11%, 4/8/26	4,520,000	4,800,680
Citigroup, Inc., VRN, 1.46%, 6/9/27	3,320,000	3,302,406
Discover Bank, VRN, 4.68%, 8/9/28	5,000,000	5,320,619
DNB Bank ASA, VRN, 1.61%, 3/30/28(1)	1,125,000	1,119,903
FNB Corp., 2.20%, 2/24/23	530,000	538,016
HSBC Holdings plc, 4.25%, 3/14/24	6,165,000	6,625,740
HSBC Holdings plc, VRN, 0.73%, 8/17/24	4,435,000	4,439,284
Intesa Sanpaolo SpA, 5.71%, 1/15/26(1)	3,590,000	4,029,568
JPMorgan Chase & Co., VRN, 0.77%, 8/9/25	3,820,000	3,805,524
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	3,260,000	3,268,591
Natwest Group plc, 5.125%, 5/28/24	3,518,000	3,877,465
Santander UK Group Holdings plc, 4.75%, 9/15/25(1)	3,140,000	3,499,341
6

	Principal Amount/Shares	Value
Societe Generale SA, VRN, 1.79%, 6/9/27(1)	$7,880,000	$7,840,686
Truist Bank, VRN, 2.64%, 9/17/29	4,050,000	4,235,105
UniCredit SpA, 3.75%, 4/12/22(1)	3,770,000	3,832,457
UniCredit SpA, VRN, 2.57%, 9/22/26(1)	4,455,000	4,531,575
Wells Fargo & Co., MTN, VRN, 0.81%, 5/19/25	2,252,000	2,255,501
Wells Fargo & Co., MTN, VRN, 2.16%, 2/11/26	4,865,000	5,020,159
Westpac Banking Corp., VRN, 2.89%, 2/4/30	2,250,000	2,330,533
		132,789,147
Beverages — 0.1%
Keurig Dr Pepper, Inc., 0.75%, 3/15/24	2,744,000	2,746,332
Biotechnology — 0.6%
AbbVie, Inc., 2.30%, 11/21/22	4,670,000	4,767,176
AbbVie, Inc., 2.60%, 11/21/24	5,000,000	5,257,834
Gilead Sciences, Inc., 0.75%, 9/29/23	2,110,000	2,110,109
		12,135,119
Building Products — 0.4%
Builders FirstSource, Inc., 6.75%, 6/1/27(1)	7,363,000	7,813,984
Capital Markets — 3.1%
Bain Capital Specialty Finance, Inc., 2.95%, 3/10/26	2,430,000	2,478,373
Blackstone Secured Lending Fund, 3.65%, 7/14/23	2,600,000	2,716,874
Blackstone Secured Lending Fund, 2.85%, 9/30/28(1)	4,830,000	4,800,851
Deutsche Bank AG, VRN, 4.30%, 5/24/28	4,500,000	4,665,934
FS KKR Capital Corp., 4.125%, 2/1/25	2,194,000	2,345,379
FS KKR Capital Corp., 4.25%, 2/14/25(1)	1,642,000	1,735,178
FS KKR Capital Corp., 3.40%, 1/15/26	1,068,000	1,116,415
FS KKR Capital Corp., 2.625%, 1/15/27	2,415,000	2,422,480
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25	4,405,000	4,880,572
Goldman Sachs Group, Inc. (The), VRN, 0.67%, 3/8/24	4,352,000	4,358,150
Golub Capital BDC, Inc., 2.05%, 2/15/27	2,009,000	1,978,207
Hercules Capital, Inc., 2.625%, 9/16/26	2,489,000	2,489,584
Main Street Capital Corp., 3.00%, 7/14/26	1,885,000	1,923,826
Owl Rock Core Income Corp., 3.125%, 9/23/26(1)	3,165,000	3,127,889
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(1)	2,079,000	2,273,905
Owl Rock Technology Finance Corp., 3.75%, 6/17/26(1)	1,925,000	2,033,494
Owl Rock Technology Finance Corp., 2.50%, 1/15/27	935,000	939,248
Prospect Capital Corp., 3.71%, 1/22/26	3,900,000	4,019,817
Prospect Capital Corp., 3.36%, 11/15/26	5,000,000	5,082,340
UBS Group AG, VRN, 1.49%, 8/10/27(1)	2,670,000	2,640,718
		58,029,234
Communications Equipment — 0.2%
CommScope, Inc., 8.25%, 3/1/27(1)	3,750,000	3,929,906
Construction and Engineering — 0.2%
Quanta Services, Inc., 0.95%, 10/1/24	4,000,000	4,002,408
Consumer Finance — 1.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.45%, 4/3/26	3,755,000	4,092,510
Ally Financial, Inc., 5.75%, 11/20/25	2,395,000	2,739,867
Avolon Holdings Funding Ltd., 2.125%, 2/21/26(1)	4,160,000	4,119,386
BOC Aviation USA Corp., 1.625%, 4/29/24(1)	3,030,000	3,054,026
LFS Topco LLC, 5.875%, 10/15/26(1)	2,887,000	2,977,407
OneMain Finance Corp., 8.25%, 10/1/23	4,005,000	4,483,157
7

	Principal Amount/Shares	Value
OneMain Finance Corp., 3.50%, 1/15/27	$4,785,000	$4,793,135
		26,259,488
Containers and Packaging — 0.7%
Berry Global, Inc., 0.95%, 2/15/24(1)	5,200,000	5,212,376
Graphic Packaging International LLC, 0.82%, 4/15/24(1)	8,500,000	8,456,950
		13,669,326
Diversified Financial Services — 0.2%
Antares Holdings LP, 2.75%, 1/15/27(1)	1,091,000	1,092,792
Banco Santander SA, VRN, 1.72%, 9/14/27	1,000,000	995,888
Blackstone Private Credit Fund, 1.75%, 9/15/24(1)	840,000	839,180
Blackstone Private Credit Fund, 2.625%, 12/15/26(1)	1,355,000	1,351,390
		4,279,250
Diversified Telecommunication Services — 0.2%
Telecom Italia SpA, 5.30%, 5/30/24(1)	4,225,000	4,557,085
Electric Utilities — 1.7%
American Electric Power Co., Inc., 0.75%, 11/1/23	5,000,000	5,000,403
Black Hills Corp., 1.04%, 8/23/24	7,000,000	7,001,096
Emera US Finance LP, 0.83%, 6/15/24(1)	6,000,000	5,983,106
Entergy Louisiana LLC, 0.62%, 11/17/23	5,000,000	5,000,950
NextEra Energy Capital Holdings, Inc., 0.65%, 3/1/23	7,000,000	7,025,204
OGE Energy Corp., 0.70%, 5/26/23	2,000,000	2,000,211
		32,010,970
Electronic Equipment, Instruments and Components — 0.3%
Teledyne Technologies, Inc., 0.95%, 4/1/24	5,250,000	5,259,574
Entertainment — 0.2%
Netflix, Inc., 3.625%, 6/15/25(1)	2,940,000	3,127,425
Equity Real Estate Investment Trusts (REITs) — 2.4%
Brixmor Operating Partnership LP, 3.65%, 6/15/24	5,200,000	5,551,763
EPR Properties, 4.75%, 12/15/26	8,985,000	9,847,015
Host Hotels & Resorts LP, 4.00%, 6/15/25	1,930,000	2,070,252
IIP Operating Partnership LP, 5.50%, 5/25/26(1)	3,240,000	3,399,590
Mid-America Apartments LP, 1.10%, 9/15/26	4,785,000	4,723,375
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	4,000,000	4,220,000
Office Properties Income Trust, 2.40%, 2/1/27	2,258,000	2,232,851
Omega Healthcare Investors, Inc., 4.50%, 1/15/25	1,070,000	1,167,340
Retail Properties of America, Inc., 4.00%, 3/15/25	546,000	579,814
RHP Hotel Properties LP / RHP Finance Corp., 4.75%, 10/15/27	3,659,000	3,791,584
SBA Tower Trust, 1.88%, 7/15/50(1)	3,677,000	3,726,984
XHR LP, 6.375%, 8/15/25(1)	4,245,000	4,508,743
		45,819,311
Food and Staples Retailing — 0.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 2/15/23(1)	1,000,000	1,023,890
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/27(1)	5,000,000	5,251,420
Sysco Corp., 5.65%, 4/1/25	550,000	632,795
		6,908,105
Food Products — 0.4%
Conagra Brands, Inc., 0.50%, 8/11/23	3,000,000	3,000,783
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	4,000,000	4,073,320
		7,074,103
8

	Principal Amount/Shares	Value
Gas Utilities — 0.5%
Atmos Energy Corp., 0.625%, 3/9/23	$3,750,000	$3,750,143
CenterPoint Energy Resources Corp., 0.70%, 3/2/23	5,000,000	5,000,292
		8,750,435
Health Care Equipment and Supplies — 0.8%
Stryker Corp., 0.60%, 12/1/23	15,000,000	15,000,973
Health Care Providers and Services — 1.5%
Centene Corp., 4.25%, 12/15/27	9,000,000	9,431,100
Cigna Corp., 0.61%, 3/15/24	4,200,000	4,192,364
Humana, Inc., 0.65%, 8/3/23	6,725,000	6,729,731
Tenet Healthcare Corp., 4.625%, 7/15/24	2,471,000	2,511,154
Universal Health Services, Inc., 1.65%, 9/1/26(1)	4,387,000	4,363,234
		27,227,583
Hotels, Restaurants and Leisure — 0.7%
Hyatt Hotels Corp., 1.30%, 10/1/23(2)	5,000,000	5,007,337
International Game Technology plc, 6.50%, 2/15/25(1)	6,500,000	7,261,800
		12,269,137
Insurance — 1.5%
Athene Global Funding, 1.45%, 1/8/26(1)	4,700,000	4,713,846
CNO Global Funding, 1.75%, 10/7/26(1)(2)	1,446,000	1,448,892
Equitable Financial Life Global Funding, 1.30%, 7/12/26(1)	4,490,000	4,452,667
GA Global Funding Trust, 0.80%, 9/13/24(1)	3,200,000	3,185,806
Protective Life Global Funding, 1.17%, 7/15/25(1)	3,000,000	2,998,757
SBL Holdings, Inc., 5.125%, 11/13/26(1)	10,005,000	11,114,738
		27,914,706
Interactive Media and Services — 0.1%
Weibo Corp., 3.50%, 7/5/24	2,500,000	2,605,025
Internet and Direct Marketing Retail — 0.2%
Meituan, 2.125%, 10/28/25(1)	4,100,000	3,983,181
Leisure Products — 0.2%
Brunswick Corp., 0.85%, 8/18/24	4,000,000	4,000,843
Life Sciences Tools and Services — 0.5%
Illumina, Inc., 0.55%, 3/23/23	5,000,000	5,001,385
PerkinElmer, Inc., 0.85%, 9/15/24	5,000,000	5,001,211
		10,002,596
Machinery — 0.1%
John Deere Capital Corp., MTN, 1.20%, 4/6/23	2,000,000	2,027,262
Media — 0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	2,815,000	3,167,155
CSC Holdings LLC, 7.50%, 4/1/28(1)	2,115,000	2,288,487
WPP Finance 2010, 3.75%, 9/19/24	4,935,000	5,357,034
		10,812,676
Multi-Utilities — 0.1%
DTE Energy Co., 2.25%, 11/1/22	1,500,000	1,530,313
Multiline Retail — 0.3%
7-Eleven, Inc., 0.80%, 2/10/24(1)	6,000,000	5,999,149
Oil, Gas and Consumable Fuels — 1.7%
Diamondback Energy, Inc., 0.90%, 3/24/23	5,250,000	5,249,613
Energy Transfer LP, 4.25%, 3/15/23	5,552,000	5,789,036
EQM Midstream Partners LP, 4.75%, 7/15/23	7,000,000	7,318,850
HollyFrontier Corp., 2.625%, 10/1/23	1,350,000	1,394,461
9

	Principal Amount/Shares	Value
Petroleos Mexicanos, 3.50%, 1/30/23	$2,050,000	$2,078,188
Pioneer Natural Resources Co., 0.75%, 1/15/24	7,000,000	6,994,510
SA Global Sukuk Ltd., 0.95%, 6/17/24(1)	1,140,000	1,130,264
Saudi Arabian Oil Co., 1.25%, 11/24/23(1)	750,000	755,456
Saudi Arabian Oil Co., MTN, 2.75%, 4/16/22	1,100,000	1,113,752
		31,824,130
Paper and Forest Products — 0.3%
Georgia-Pacific LLC, 0.625%, 5/15/24(1)	5,000,000	4,995,230
Pharmaceuticals — 1.1%
Astrazeneca Finance LLC, 0.70%, 5/28/24	2,460,000	2,463,579
Elanco Animal Health, Inc., 5.27%, 8/28/23	2,822,000	3,011,017
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(1)	2,864,000	3,039,420
Royalty Pharma plc, 0.75%, 9/2/23	6,220,000	6,241,433
Viatris, Inc., 1.125%, 6/22/22(1)	667,000	670,608
Viatris, Inc., 1.65%, 6/22/25(1)	5,000,000	5,052,646
		20,478,703
Real Estate Management and Development — 0.2%
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23(1)	3,945,000	4,088,006
Road and Rail — 0.7%
DAE Funding LLC, 1.55%, 8/1/24(1)	4,064,000	4,031,935
DAE Funding LLC, 2.625%, 3/20/25(1)	3,925,000	4,005,816
XPO Logistics, Inc., 6.25%, 5/1/25(1)	5,000,000	5,283,625
		13,321,376
Semiconductors and Semiconductor Equipment — 0.4%
Microchip Technology, Inc., 4.25%, 9/1/25	4,500,000	4,706,481
Qorvo, Inc., 4.375%, 10/15/29	1,804,000	1,968,615
Qorvo, Inc., 3.375%, 4/1/31(1)	909,000	959,586
		7,634,682
Technology Hardware, Storage and Peripherals — 0.8%
Dell International LLC / EMC Corp., 4.90%, 10/1/26	3,900,000	4,495,494
EMC Corp., 3.375%, 6/1/23	6,631,000	6,854,796
Seagate HDD Cayman, 4.875%, 3/1/24	476,000	513,485
Western Digital Corp., 4.75%, 2/15/26	3,157,000	3,500,387
		15,364,162
Thrifts and Mortgage Finance — 0.4%
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	4,795,000	4,669,131
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(1)	2,450,000	2,567,723
		7,236,854
Trading Companies and Distributors — 0.2%
Aircastle Ltd., 5.25%, 8/11/25(1)	2,850,000	3,187,607
Transportation Infrastructure — 0.1%
Adani Ports & Special Economic Zone Ltd., 3.375%, 7/24/24	2,500,000	2,602,592
Wireless Telecommunication Services — 0.5%
T-Mobile USA, Inc., 2.625%, 4/15/26	3,963,000	4,057,121
T-Mobile USA, Inc., 4.75%, 2/1/28	1,400,000	1,489,250
Vodafone Group plc, VRN, 3.25%, 6/4/81	3,000,000	3,048,750
		8,595,121
TOTAL CORPORATE BONDS (Cost $683,864,477)		685,965,604
U.S. TREASURY SECURITIES — 32.7%
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	5,953,475	6,359,516
10

	Principal Amount/Shares	Value
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	$5,748,750	$6,138,968
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/24	34,050,240	36,436,947
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	4,016,296	4,310,112
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	15,541,335	16,964,517
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	19,991,040	21,639,471
U.S. Treasury Notes, 1.875%, 3/31/22(3)	1,000,000	1,009,009
U.S. Treasury Notes, 0.25%, 6/15/23(3)	2,000,000	2,000,859
U.S. Treasury Notes, 0.125%, 8/15/23(3)	3,000,000	2,993,086
U.S. Treasury Notes, 0.125%, 8/31/23	65,000,000	64,832,422
U.S. Treasury Notes, 0.25%, 11/15/23	20,000,000	19,975,781
U.S. Treasury Notes, 0.125%, 12/15/23	55,000,000	54,752,930
U.S. Treasury Notes, 0.125%, 1/15/24	45,000,000	44,767,969
U.S. Treasury Notes, 0.25%, 3/15/24	139,000,000	138,543,906
U.S. Treasury Notes, 0.375%, 4/15/24	55,000,000	54,948,438
U.S. Treasury Notes, 0.25%, 5/15/24	20,000,000	19,905,469
U.S. Treasury Notes, 0.375%, 7/15/24	40,000,000	39,895,312
U.S. Treasury Notes, 0.375%, 8/15/24	20,000,000	19,931,250
U.S. Treasury Notes, 0.375%, 9/15/24	60,000,000	59,746,875
TOTAL U.S. TREASURY SECURITIES (Cost $614,029,367)		615,152,837
COLLATERALIZED LOAN OBLIGATIONS — 8.1%
AMMC CLO Ltd., Series 2015-16A, Class CR2, VRN, 2.08%, (3-month LIBOR plus 1.95%), 4/14/29(1)	5,300,000	5,293,919
AMMC CLO XIII Ltd., Series 2013-13A, Class A3R2, VRN, 2.375%, (3-month LIBOR plus 2.25%), 7/24/29(1)	7,500,000	7,510,163
Apidos CLO XXVI, Series 2017-26A, Class BR, VRN, 2.14%, (3-month LIBOR plus 1.95%), 7/18/29(1)	8,800,000	8,812,711
Ares LVI CLO Ltd., Series 2020-56A, Class B, VRN, 1.83%, (3-month LIBOR plus 1.70%), 10/25/31(1)	2,300,000	2,301,351
Ares XXXIX CLO Ltd., Series 2016-39A, Class CR2, VRN, 2.18%, (3-month LIBOR plus 2.05%), 4/18/31(1)	9,100,000	9,114,383
Bain Capital Credit Clo, Series 2016-2A, Class CRR, VRN, 2.13%, (3-month LIBOR plus 2.00%), 1/15/29(1)	10,000,000	10,005,625
BDS Ltd., Series 2021-FL7, Class C, VRN, 1.78%, (1-month LIBOR plus 1.70%), 6/16/36(1)	4,800,000	4,769,581
BlueMountain CLO Ltd., Series 2012-2A, Class CR2, VRN, 2.13%, (3-month LIBOR plus 2.00%), 11/20/28(1)	4,875,000	4,886,643
BlueMountain CLO Ltd., Series 2013-1A, Class CR, VRN, 4.28%, (3-month LIBOR plus 4.15%), 1/20/29(1)	6,750,000	6,771,991
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 2.32%, (3-month LIBOR plus 2.20%), 8/14/30(1)	3,825,000	3,828,796
CBAM Ltd., Series 2018-5A, Class B1, VRN, 1.53%, (3-month LIBOR plus 1.40%), 4/17/31(1)	3,400,000	3,394,700
CIFC Funding Ltd., Series 2017-5A, Class B, VRN, 1.98%, (3-month LIBOR plus 1.85%), 11/16/30(1)	3,000,000	2,999,893
CIFC Funding Ltd., Series 2021-4A, Class C, VRN, 1.94%, (3-month LIBOR plus 1.85%), 7/15/33(1)	7,325,000	7,338,742
Eaton Vance Clo Ltd., Series 2015-1A, Class CR, VRN, 2.03%, (3-month LIBOR plus 1.90%), 1/20/30(1)	11,000,000	11,016,178
KVK CLO Ltd., Series 2013-1A, Class DR, VRN, 3.08%, (3-month LIBOR plus 2.95%), 1/14/28(1)	2,195,000	2,199,474
Magnetite XV Ltd., Series 2015-15A, Class CR, VRN, 1.93%, (3-month LIBOR plus 1.80%), 7/25/31(1)	7,250,000	7,247,040
11

	Principal Amount/Shares	Value
Magnetite XXIV Ltd., Series 2019-24A, Class B, VRN, 1.98%, (3-month LIBOR plus 1.85%), 1/15/33(1)	$2,700,000	$2,704,442
Neuberger Berman Loan Advisers CLO Ltd., Series 2017-26A, Class B, VRN, 1.63%, (3-month LIBOR plus 1.50%), 10/18/30(1)	4,000,000	4,000,370
Octagon Investment Partners 45 Ltd., Series 2019-1A, Class B1, VRN, 1.98%, (3-month LIBOR plus 1.85%), 10/15/32(1)	1,200,000	1,200,672
Octagon Investment Partners XV Ltd., Series 2013-1A, Class CRR, VRN, 2.13%, (3-month LIBOR plus 2.00%), 7/19/30(1)	4,750,000	4,756,141
Palmer Square Loan Funding Ltd., Series 2020-1A, Class D, VRN, 4.98%, (3-month LIBOR plus 4.85%), 2/20/28(1)	5,500,000	5,543,767
Palmer Square Loan Funding Ltd., Series 2021-3A, Class B, VRN, 1.92%, (3-month LIBOR plus 1.75%), 7/20/29(1)	5,000,000	5,004,902
Reese Park CLO Ltd., Series 2020-1A, Class C1, VRN, 2.58%, (3-month LIBOR plus 2.45%), 10/15/32(1)	2,500,000	2,503,019
Rockford Tower CLO Ltd., Series 2020-1A, Class B, VRN, 1.93%, (3-month LIBOR plus 1.80%), 1/20/32(1)	4,500,000	4,503,033
TCI-Symphony CLO Ltd., Series 2017-1A, Class CR, VRN, 1.93%, (3-month LIBOR plus 1.80%), 7/15/30(1)(2)	6,125,000	6,125,000
TCP Whitney CLO Ltd., Series 2017-1A, Class BR, VRN, 2.04%, (3-month LIBOR plus 1.90%), 8/20/33(1)	8,400,000	8,392,229
Wellfleet CLO Ltd., Series 2015-1A, Class CR4, VRN, 2.19%, (3-month LIBOR plus 2.10%), 7/20/29(1)	10,000,000	10,013,581
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $152,047,675)		152,238,346
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.6%
Private Sponsor Collateralized Mortgage Obligations — 6.4%
Angel Oak Mortgage Trust, Series 2019-4, Class A3 SEQ, VRN, 3.30%, 7/26/49(1)	1,458,239	1,470,635
Angel Oak Mortgage Trust, Series 2019-6, Class A2 SEQ, VRN, 2.83%, 11/25/59(1)	973,912	977,527
Angel Oak Mortgage Trust, Series 2021-3, Class A3, VRN, 1.46%, 5/25/66(1)	2,751,165	2,755,712
Angel Oak Mortgage Trust, Series 2021-4, Class M1, VRN, 2.29%, 1/20/65(1)	2,500,000	2,487,914
Arroyo Mortgage Trust, Series 2021-1R, Class A2 SEQ, VRN, 1.48%, 10/25/48(1)	2,076,855	2,080,927
Arroyo Mortgage Trust, Series 2021-1R, Class A3 SEQ, VRN, 1.64%, 10/25/48(1)	1,644,177	1,644,505
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.37%, (1-year H15T1Y plus 2.25%), 2/25/36	196,035	200,434
Bellemeade Re Ltd., Series 2017-1, Class B1 SEQ, VRN, 4.84%, (1-month LIBOR plus 4.75%), 10/25/27(1)	500,000	518,950
Bellemeade Re Ltd., Series 2017-1, Class M2, VRN, 3.44%, (1-month LIBOR plus 3.35%), 10/25/27(1)	3,495,679	3,531,525
Bellemeade Re Ltd., Series 2018-1A, Class M2, VRN, 2.99%, (1-month LIBOR plus 2.90%), 4/25/28(1)	4,650,000	4,695,169
BRAVO Residential Funding Trust, Series 2021-NQM2, Class M1, VRN, 2.29%, 3/25/60(1)	3,475,000	3,466,920
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A2 SEQ,VRN, 3.08%, 7/25/49(1)	1,296,371	1,313,048
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 1.97%, 8/25/34	444,522	458,275
COLT Mortgage Loan Trust, Series 2019-4, Class A2 SEQ, VRN, 2.84%, 11/25/49(1)	747,197	747,930
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	1,109	1,081
12

	Principal Amount/Shares	Value
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A3, VRN, 2.51%, 2/25/50(1)	$1,454,858	$1,467,654
Credit Suisse Mortgage Trust, Series 2021-NQM1, Class A3 SEQ, VRN, 1.20%, 5/25/65(1)	5,451,535	5,446,907
Credit Suisse Mortgage Trust, Series 2021-NQM4, Class A3 SEQ, VRN, 1.56%, 5/25/66(1)	1,495,348	1,496,786
Credit Suisse Mortgage Trust, Series 2021-NQM6, Class A3 SEQ, VRN, 1.59%, 7/25/66(1)	4,325,000	4,324,976
Deephaven Residential Mortgage Trust, Series 2020-1, Class A3, VRN, 2.65%, 1/25/60(1)	3,852,742	3,872,938
Deephaven Residential Mortgage Trust, Series 2021-3, Class A3, VRN, 1.55%, 8/25/66(1)	5,125,000	5,124,954
Flagstar Mortgage Trust, Series 2020-1INV, Class B4, VRN, 4.23%, 3/25/50(1)	2,281,441	2,300,595
GCAT Trust, Series 2019-NQM1, Class A3 SEQ, 3.40%, 2/25/59(1)	1,625,250	1,631,508
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.60%, 5/25/34	49,837	49,419
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.83%, 1/25/35	44,087	45,468
Home RE Ltd., Series 2018-1, Class M2, VRN, 3.09%, (1-month LIBOR plus 3.00%), 10/25/28(1)	3,850,000	3,883,557
Home RE Ltd., Series 2020-1, Class M1C, VRN, 4.24%, (1-month LIBOR plus 4.15%), 10/25/30(1)	1,900,000	1,938,672
Home RE Ltd., Series 2021-1, Class M1C, VRN, 2.39%, (1-month LIBOR plus 2.30%), 7/25/33(1)	1,000,000	995,500
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3 SEQ, VRN, 1.62%, 6/25/56(1)	2,081,352	2,082,106
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.89%, 10/25/29(1)	175,931	180,716
JP Morgan Mortgage Trust, Series 2019-5, Class A15, VRN, 4.00%, 11/25/49(1)	1,051,938	1,065,761
JP Morgan Mortgage Trust, Series 2020-5, Class A15, VRN, 3.00%, 12/25/50(1)	5,702,445	5,790,523
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.73%, 11/21/34	174,622	177,757
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.82%, 2/25/35	173,350	176,460
MFA Trust, Series 2021-NQM2, Class M1, VRN, 2.37%, 11/25/64(1)	4,600,000	4,582,104
PRKCM Trust, Series 2021-AFC1, Class A3, VRN, 2.07%, 7/25/56(1)	7,427,000	7,426,906
Radnor RE Ltd., Series 2020-2, Class M1B, VRN, 4.09%, (1-month LIBOR plus 4.00%), 10/25/30(1)	288,558	288,572
Radnor RE Ltd., Series 2020-2, Class M1C, VRN, 4.69%, (1-month LIBOR plus 4.60%), 10/25/30(1)	5,500,000	5,533,285
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 1.75%, (SOFR plus 1.70%), 12/27/33(1)	2,504,000	2,517,223
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.40%, 7/25/34	48,012	49,559
Traingle RE Ltd., Series 2020-1, Class M1B, VRN, 3.99%, (1-month LIBOR plus 3.90%), 10/25/30(1)	3,000,000	3,013,208
Traingle RE Ltd., Series 2020-1, Class M1C, VRN, 4.59%, (1-month LIBOR plus 4.50%), 10/25/30(1)	2,200,000	2,232,514
Traingle RE Ltd., Series 2020-1, Class M2, VRN, 5.69%, (1-month LIBOR plus 5.60%), 10/25/30(1)	2,200,000	2,280,680
13

	Principal Amount/Shares	Value
Traingle RE Ltd., Series 2021-1, Class M2, VRN, 3.99%, (1-month LIBOR plus 3.90%), 8/25/33(1)	$4,000,000	$4,016,675
Verus Securitization Trust, Series 2019-3, Class A1, 2.78%, 7/25/59(1)	417,778	420,906
Verus Securitization Trust, Series 2019-3, Class A3, 3.04%, 7/25/59(1)	3,689,696	3,712,896
Verus Securitization Trust, Series 2019-4, Class A3, 3.00%, 11/25/59(1)	2,024,224	2,054,595
Verus Securitization Trust, Series 2019-INV2, Class A1, VRN, 2.91%, 7/25/59(1)	733,330	741,612
Verus Securitization Trust, Series 2019-INV3, Class A3 SEQ, VRN, 3.10%, 11/25/59(1)	9,290,945	9,425,556
Verus Securitization Trust, Series 2020-2, Class M1, VRN, 5.36%, 5/25/60(1)	2,530,000	2,662,474
		119,361,574
U.S. Government Agency Collateralized Mortgage Obligations — 1.2%
FHLMC, Series 2018-HRP1, Class M2, VRN, 1.74%, (1-month LIBOR plus 1.65%), 4/25/43(1)	1,872,471	1,878,133
FHLMC, Series 2019-DNA2, Class B1, VRN, 4.44%, (1-month LIBOR plus 4.35%), 3/25/49(1)	5,000,000	5,213,118
FHLMC, Series 2020-HQA4, Class M2, VRN, 3.24%, (1-month LIBOR plus 3.15%), 9/25/50(1)	1,661,613	1,674,065
FNMA, Series 2006-60, Class KF, VRN, 0.39%, (1-month LIBOR plus 0.30%), 7/25/36	432,087	434,314
FNMA, Series 2009-33, Class FB, VRN, 0.91%, (1-month LIBOR plus 0.82%), 3/25/37	442,997	453,639
FNMA, Series 2014-C01, Class M2, VRN, 4.49%, (1-month LIBOR plus 4.40%), 1/25/24	6,542,407	6,779,764
FNMA, Series 2014-C02, Class 2M2, VRN, 2.69%, (1-month LIBOR plus 2.60%), 5/25/24	700,497	709,105
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	13,489,661	2,394,138
FNMA, Series 2016-C03, Class 2M2, VRN, 5.99%, (1-month LIBOR plus 5.90%), 10/25/28	221,193	232,604
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	9,871,962	2,059,893
FNMA, Series 2017-C01, Class 1M2, VRN, 3.64%, (1-month LIBOR plus 3.55%), 7/25/29	1,049,936	1,082,307
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	4,489,988	637,457
		23,548,537
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $141,755,774)		142,910,111
ASSET-BACKED SECURITIES — 6.3%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)	8,725,000	8,790,703
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.45%, 7/15/46(1)	2,486,979	2,506,621
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A SEQ, 2.74%, 8/15/41(1)	3,872,524	3,874,061
Castlelake Aircraft Structured Trust, Series 2021-1A, Class C, 7.00%, 1/15/46(1)	3,384,998	3,487,096
FirstKey Homes Trust, Series 2020-SFR2, Class C, 1.67%, 10/19/37(1)	2,300,000	2,288,484
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(1)	3,100,000	3,147,106
FirstKey Homes Trust, Series 2021-SFR1, Class F1, 3.24%, 8/17/38(1)	4,300,000	4,297,122
14

	Principal Amount/Shares	Value
Global SC Finance SRL, Series 2021-2A, Class A SEQ, 1.95%, 8/17/41(1)	$5,701,476	$5,718,135
Global SC Finance VII Srl, Series 2020-1A, Class A SEQ, 2.17%, 10/17/40(1)	3,943,960	3,998,765
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	492,911	521,364
Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 2/25/32(1)	990,262	1,034,126
ITE Rail Fund Levered LP, Series 2021-1A, Class A SEQ, 2.25%, 2/28/51(1)	6,993,142	7,036,605
Lunar Aircarft Ltd., Series 2020-1A, Class A SEQ, 3.38%, 2/15/45(1)	6,879,034	6,828,642
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(1)	8,679,099	8,746,449
MVW LLC, Series 2019-2A, Class B, 2.44%, 10/20/38(1)	1,446,250	1,461,234
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(1)	108,362	109,285
MVW Owner Trust, Series 2018-1A, Class B, 3.60%, 1/21/36(1)	610,373	631,468
Progress Residential Trust, Series 2019-SFR2, Class D, 3.79%, 5/17/36(1)	4,100,000	4,152,378
Progress Residential Trust, Series 2020-SFR1, Class C, 2.18%, 4/17/37(1)	1,250,000	1,268,479
Progress Residential Trust, Series 2020-SFR3, Class B SEQ, 1.50%, 10/17/27(1)	2,937,000	2,915,862
Progress Residential Trust, Series 2020-SFR3, Class D SEQ, 1.90%, 10/17/27(1)	7,550,000	7,483,694
Progress Residential Trust, Series 2021-SFR1, Class E, 2.11%, 4/17/38(1)	2,600,000	2,568,501
Progress Residential Trust, Series 2021-SFR8, Class E1, 2.38%, 10/17/38(1)	4,000,000	3,973,150
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class B, 3.87%, 9/20/35(1)	195,331	202,879
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class C, 4.17%, 9/20/35(1)	543,264	561,101
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class D, 4.54%, 5/20/36(1)	345,111	353,036
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class D, 4.18%, 8/20/36(1)	431,182	435,834
Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A SEQ, 1.33%, 7/20/37(1)	2,283,987	2,292,458
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D, 3.17%, 11/20/37(1)	1,432,992	1,442,105
Slam Ltd., Series 2021-1A, Class A SEQ, 2.43%, 6/15/46(1)	3,263,286	3,275,700
START Ireland, Series 2019-1, Class A SEQ, 4.09%, 3/15/44(1)	4,020,657	4,031,339
Taco Bell Funding LLC, Series 2021-1A, Class A2I SEQ, 1.95%, 8/25/51(1)	7,050,000	7,076,046
Tricon American Homes, Series 2020-SFR1, Class C, 2.25%, 7/17/38(1)	4,000,000	4,052,265
Tricon American Homes Trust, Series 2020-SFR2, Class C, 2.03%, 11/17/39(1)	1,800,000	1,778,047
USQ Rail II LLC, Series 2021-3, Class A SEQ, 2.21%, 6/28/51(1)	4,348,298	4,389,980
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	430,297	430,097
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	333,867	347,358
TOTAL ASSET-BACKED SECURITIES (Cost $117,494,349)		117,507,575
15

	Principal Amount/Shares	Value
BANK LOAN OBLIGATIONS(4) — 3.1%
Food Products — 0.4%
United Natural Foods, Inc., Term Loan B, 3.58%, (1-month LIBOR plus 3.50%), 10/22/25	$7,928,866	$7,935,724
Health Care Equipment and Supplies — 0.4%
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, 6/30/25(5)	8,000,000	8,002,520
Health Care Providers and Services — 0.9%
Change Healthcare Holdings LLC, 2017 Term Loan B, 3.50%, (1-month LIBOR plus 2.50%, 3-month LIBOR plus 2.50%), 3/1/24	6,663,726	6,664,059
PPD, Inc., Initial Term Loan, 2.50%, (1-month LIBOR plus 2.00%), 1/13/28	9,961,222	9,957,088
		16,621,147
Hotels, Restaurants and Leisure — 0.4%
Scientific Games International, Inc., 2018 Term Loan B5, 2.83%, (1-month LIBOR plus 2.75%), 8/14/24	6,757,447	6,735,925
Pharmaceuticals — 1.0%
Bausch Health Companies Inc., 2018 Term Loan B, 3.08%, (1-month LIBOR plus 3.00%), 6/2/25	5,987,740	5,986,992
Horizon Therapeutics USA Inc., 2021 Term Loan B, 2.50%, (1-month LIBOR plus 2.00%), 3/15/28	5,332,721	5,329,388
Jazz Financing Lux S.a.r.l., USD Term Loan, 5/5/28(5)	6,850,000	6,867,160
		18,183,540
TOTAL BANK LOAN OBLIGATIONS (Cost $57,321,889)		57,478,856
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.4%
ACRES Commercial Realty Corp., Series 2020-RSO8, Class C, VRN, 2.31%, (SOFR plus 2.26%), 3/15/35(1)	3,525,000	3,524,689
Bancorp Commercial Mortgage Trust, Series 2019-CRE6, Class D, VRN, 2.46%, (SOFR plus 2.41%), 9/15/36(1)	3,325,000	3,326,387
BXMT Ltd., Series 2020-FL2, Class D, VRN, 2.11%, (SOFR plus 2.06%), 2/15/38(1)	3,995,000	3,993,001
MF1 Ltd., Series 2019-FL2, Class E, VRN, 2.81%, (SOFR plus 2.76%), 12/25/34(1)	5,400,000	5,423,085
PFP Ltd., Series 2021-8, Class D, VRN, 2.25%, (1-month LIBOR plus 2.15%), 8/9/37(1)	3,500,000	3,497,813
PFP Ltd., Series 2019-5, Class C, VRN, 2.08%, (1-month LIBOR plus 2.00%), 4/14/36(1)	5,650,000	5,646,931
PFP Ltd., Series 2019-5, Class D, VRN, 2.73%, (1-month LIBOR plus 2.65%), 4/14/36(1)	8,750,000	8,760,271
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class B, VRN, 1.69%, (1-month LIBOR plus 1.60%), 7/25/36(1)	8,400,000	8,346,334
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class C, VRN, 1.99%, (1-month LIBOR plus 1.90%), 7/25/36(1)	2,000,000	1,987,138
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $44,569,461)		44,505,649
EXCHANGE-TRADED FUNDS — 1.9%
SPDR Blackstone Senior Loan ETF (Cost $36,456,710)	798,200	36,733,164
PREFERRED STOCKS — 0.1%
Banks — 0.1%
M&T Bank Corp., 3.50%	399,000	397,005
PNC Financial Services Group, Inc. (The), 3.40%	569,000	569,000
TOTAL PREFERRED STOCKS (Cost $968,000)		966,005
16

	Principal Amount/Shares	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES†
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, VRN, 2.34%, (1-year H15T1Y plus 2.25%), 9/1/35	$171,184	$183,326
FHLMC, VRN, 2.19%, (12-month LIBOR plus 1.87%), 7/1/36	21,980	23,283
FHLMC, VRN, 2.16%, (12-month LIBOR plus 1.86%), 7/1/41	83,876	89,080
FHLMC, VRN, 2.05%, (12-month LIBOR plus 1.65%), 12/1/42	84,155	88,604
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	100,292	104,578
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	62,614	65,289
		554,160
Fixed-Rate U.S. Government Agency Mortgage-Backed Security†
FNMA, 3.50%, 3/1/34	147,755	158,825
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $695,139)		712,985
TEMPORARY CASH INVESTMENTS — 0.5%
Landesbank Baden-Wuerttemberg, 0.04%, 10/1/21(1)(6)	6,734,000	6,733,984
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 5/15/23, valued at $444,016), in a joint trading account at 0.02%, dated 9/30/21, due 10/1/21 (Delivery value $435,170)		435,170
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $1,478,017), at 0.01%, dated 9/30/21, due 10/1/21 (Delivery value $1,449,000)		1,449,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	37,537	37,537
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,655,707)		8,655,691
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $1,857,858,548)		1,862,826,823
OTHER ASSETS AND LIABILITIES — 0.8%		15,257,839
TOTAL NET ASSETS — 100.0%		$1,878,084,662

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	2,521	December 2021	$554,757,868	$(566,677)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	373	December 2021	$49,090,297	$557,288
U.S. Treasury 10-Year Ultra Notes	98	December 2021	14,234,500	256,184
U.S. Treasury 5-Year Notes	2,926	December 2021	359,143,642	2,287,588
			$422,468,439	$3,101,060
^Amount represents value and unrealized appreciation (depreciation).

17

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.33%	2/8/26	$17,000,000	$602	$847,946	$848,548
CPURNSA	Receive	2.29%	2/24/26	$17,000,000	603	864,836	865,439
					$1,205	$1,712,782	$1,713,987

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $715,820,318, which represented 38.1% of total net assets. Of these securities, 5.1% of total net assets were deemed illiquid under policies approved by the Board of Trustees.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $3,992,485.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(5)The interest rate will be determined upon settlement of the bank loan obligation after period end.
(6)The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.
18

Statement of Assets and Liabilities

SEPTEMBER 30, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,857,858,548)	$1,862,826,823
Cash	488,353
Receivable for investments sold	55,639,108
Receivable for capital shares sold	251,252
Interest and dividends receivable	6,087,326
1,925,292,862

Liabilities
Payable for investments purchased	43,850,732
Payable for capital shares redeemed	2,714,603
Payable for variation margin on futures contracts	270,657
Payable for variation margin on swap agreements	12,325
Accrued management fees	329,830
Distribution and service fees payable	9,446
Dividends payable	20,607
47,208,200

Net Assets	$1,878,084,662

Net Assets Consist of:
Capital paid in	$1,866,034,590
Distributable earnings	12,050,072
$1,878,084,662

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$402,199,237	38,369,458	$10.48
I Class	$249,599,793	23,815,505	$10.48
A Class	$24,471,323	2,335,003	$10.48*
C Class	$5,120,528	488,395	$10.48
R Class	$1,063,937	101,433	$10.49
R5 Class	$18,597,561	1,774,509	$10.48
R6 Class	$90,328,714	8,625,719	$10.47
G Class	$1,086,703,569	103,754,734	$10.47
*Maximum offering price $10.72 (net asset value divided by 0.9775).

See Notes to Financial Statements.

19

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$15,744,771
Dividends	1,338,470
17,083,241
Expenses:
Management fees	3,583,083
Distribution and service fees:
A Class	29,001
C Class	22,996
R Class	2,523
Trustees' fees and expenses	58,685
Other expenses	1,924
3,698,212
Fees waived - G Class	(1,678,354)
2,019,858

Net investment income (loss)	15,063,383

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	8,334,533
Futures contract transactions	(1,296,439)
Swap agreement transactions	603,878
7,641,972

Change in net unrealized appreciation (depreciation) on:
Investments	(2,450,238)
Futures contracts	(1,863,236)
Swap agreements	967,101
(3,346,373)

Net realized and unrealized gain (loss)	4,295,599

Net Increase (Decrease) in Net Assets Resulting from Operations	$19,358,982

See Notes to Financial Statements.

20

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED) AND YEAR ENDED MARCH 31, 2021
Increase (Decrease) in Net Assets	September 30, 2021	March 31, 2021
Operations
Net investment income (loss)	$15,063,383	$11,363,696
Net realized gain (loss)	7,641,972	9,224,122
Change in net unrealized appreciation (depreciation)	(3,346,373)	17,783,252
Net increase (decrease) in net assets resulting from operations	19,358,982	38,371,070

Distributions to Shareholders
From earnings:
Investor Class	(3,075,685)	(3,154,348)
I Class	(1,711,396)	(2,175,398)
A Class	(150,365)	(244,490)
C Class	(12,482)	(21,198)
R Class	(5,276)	(8,092)
R5 Class	(176,373)	(391,917)
R6 Class	(787,984)	(1,249,249)
G Class	(10,956,422)	(6,064,457)
Decrease in net assets from distributions	(16,875,983)	(13,309,149)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	191,837,608	1,264,993,832

Net increase (decrease) in net assets	194,320,607	1,290,055,753

Net Assets
Beginning of period	1,683,764,055	393,708,302
End of period	$1,878,084,662	$1,683,764,055

See Notes to Financial Statements.

21

Notes to Financial Statements

SEPTEMBER 30, 2021 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short Duration Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek to maximize total return. As a secondary objective, the fund seeks a high level of income.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the G Class commenced on November 4, 2020.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

22

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

23

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 47% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

24

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2021 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2825% to 0.4000%	0.2500% to 0.3100%	0.57%
I Class		0.1500% to 0.2100%	0.47%
A Class		0.2500% to 0.3100%	0.57%
C Class		0.2500% to 0.3100%	0.57%
R Class		0.2500% to 0.3100%	0.57%
R5 Class		0.0500% to 0.1100%	0.37%
R6 Class		0.0000% to 0.0600%	0.32%
G Class		0.0000% to 0.0600%	0.00%(1)
(1)Effective annual management fee before waiver was 0.32%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2021 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2021 totaled $1,734,026,494, of which $788,639,992 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2021 totaled $1,549,928,773, of which $794,200,823 represented U.S. Treasury and Government Agency obligations.

25

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2021		Year ended March 31, 2021(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	4,012,679	$42,053,864	26,293,418	$273,096,056
Issued in reinvestment of distributions	289,628	3,037,275	287,509	2,988,384
Redeemed	(2,586,653)	(27,112,453)	(5,368,523)	(55,566,334)
	1,715,654	17,978,686	21,212,404	220,518,106
I Class
Sold	10,222,106	107,119,864	10,442,728	108,354,314
Issued in reinvestment of distributions	157,738	1,654,064	195,435	2,028,117
Redeemed	(3,024,914)	(31,703,373)	(6,883,385)	(71,339,553)
	7,354,930	77,070,555	3,754,778	39,042,878
A Class
Sold	353,595	3,705,594	1,011,239	10,439,980
Issued in reinvestment of distributions	9,312	97,618	14,146	146,642
Redeemed	(263,257)	(2,758,978)	(423,261)	(4,398,999)
	99,650	1,044,234	602,124	6,187,623
C Class
Sold	138,467	1,451,610	161,221	1,673,179
Issued in reinvestment of distributions	1,135	11,906	1,854	19,168
Redeemed	(82,400)	(864,121)	(344,895)	(3,575,871)
	57,202	599,395	(181,820)	(1,883,524)
R Class
Sold	26,571	278,804	50,270	517,828
Issued in reinvestment of distributions	497	5,216	703	7,287
Redeemed	(15,131)	(158,724)	(37,426)	(387,135)
	11,937	125,296	13,547	137,980
R5 Class
Sold	235,889	2,471,633	1,181,583	12,221,801
Issued in reinvestment of distributions	16,775	175,926	37,762	391,515
Redeemed	(706,304)	(7,407,789)	(1,340,827)	(13,884,298)
	(453,640)	(4,760,230)	(121,482)	(1,270,982)
R6 Class
Sold	637,544	6,675,105	2,565,602	26,560,040
Issued in reinvestment of distributions	75,206	787,922	120,514	1,249,249
Redeemed	(254,431)	(2,663,812)	(883,391)	(9,190,519)
	458,319	4,799,215	1,802,725	18,618,770
G Class
Sold	9,811,916	102,771,785	95,665,260	993,875,912
Issued in reinvestment of distributions	1,045,633	10,956,422	580,173	6,064,457
Redeemed	(1,789,631)	(18,747,750)	(1,558,617)	(16,297,388)
	9,067,918	94,980,457	94,686,816	983,642,981
Net increase (decrease)	18,311,970	$191,837,608	121,769,092	$1,264,993,832
(1)November 4, 2020 (commencement of sale) through March 31, 2021 for the G Class.

26

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$685,965,604	—
U.S. Treasury Securities	—	615,152,837	—
Collateralized Loan Obligations	—	152,238,346	—
Collateralized Mortgage Obligations	—	142,910,111	—
Asset-Backed Securities	—	117,507,575	—
Bank Loan Obligations	—	57,478,856	—
Commercial Mortgage-Backed Securities	—	44,505,649	—
Exchange-Traded Funds	$36,733,164	—	—
Preferred Stocks	—	966,005	—
U.S. Government Agency Mortgage-Backed Securities	—	712,985	—
Temporary Cash Investments	37,537	8,618,154	—
	$36,770,701	$1,826,056,122	—
Other Financial Instruments
Futures Contracts	$3,101,060	—	—
Swap Agreements	—	$1,713,987	—
	$3,101,060	$1,713,987	—

Liabilities
Other Financial Instruments
Futures Contracts	$566,677	—	—

27

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $381,757,581 futures contracts purchased and $385,321,145 futures contracts sold.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $40,666,667.

Value of Derivative Instruments as of September 30, 2021

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$270,657
Other Contracts	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	12,325
		—		$282,982
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2021

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	$(1,296,439)	Change in net unrealized appreciation (depreciation) on futures contracts	$(1,863,236)
Other Contracts	Net realized gain (loss) on swap agreement transactions	603,878	Change in net unrealized appreciation (depreciation) on swap agreements	967,101
		$(692,561)		$(896,135)
28

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. However, LIBOR is expected to be phased out and the transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,858,003,619
Gross tax appreciation of investments	$8,258,571
Gross tax depreciation of investments	(3,435,367)
Net tax appreciation (depreciation) of investments	$4,823,204

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2021, the fund had accumulated long-term capital losses of $(1,152,640), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

29

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$10.47	0.07	0.02	0.09	(0.08)	$10.48	0.88%	0.58%(4)	0.58%(4)	1.34%(4)	1.34%(4)	88%	$402,199
2021	$10.05	0.11	0.45	0.56	(0.14)	$10.47	5.62%	0.59%	0.59%	1.03%	1.03%	183%	$383,653
2020	$10.15	0.20	(0.07)	0.13	(0.23)	$10.05	1.31%	0.59%	0.59%	1.98%	1.98%	156%	$155,169
2019	$10.13	0.24	0.05	0.29	(0.27)	$10.15	2.87%	0.60%	0.60%	2.39%	2.39%	72%	$226,341
2018	$10.25	0.20	(0.11)	0.09	(0.21)	$10.13	0.88%	0.60%	0.60%	1.94%	1.94%	89%	$233,033
2017	$10.25	0.16	0.01	0.17	(0.17)	$10.25	1.65%	0.60%	0.60%	1.56%	1.56%	85%	$254,540
I Class
2021(3)	$10.47	0.07	0.03	0.10	(0.09)	$10.48	0.93%	0.48%(4)	0.48%(4)	1.44%(4)	1.44%(4)	88%	$249,600
2021	$10.05	0.13	0.44	0.57	(0.15)	$10.47	5.73%	0.49%	0.49%	1.13%	1.13%	183%	$172,271
2020	$10.15	0.21	(0.07)	0.14	(0.24)	$10.05	1.41%	0.49%	0.49%	2.08%	2.08%	156%	$127,684
2019	$10.13	0.26	0.04	0.30	(0.28)	$10.15	2.97%	0.50%	0.50%	2.49%	2.49%	72%	$56,264
2018(5)	$10.25	0.21	(0.12)	0.09	(0.21)	$10.13	0.92%	0.50%(4)	0.50%(4)	2.10%(4)	2.10%(4)	89%(6)	$42,466

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2021(3)	$10.46	0.06	0.03	0.09	(0.07)	$10.48	0.85%	0.83%(4)	0.83%(4)	1.09%(4)	1.09%(4)	88%	$24,471
2021	$10.05	0.09	0.44	0.53	(0.12)	$10.46	5.26%	0.84%	0.84%	0.78%	0.78%	183%	$23,393
2020	$10.15	0.18	(0.07)	0.11	(0.21)	$10.05	1.05%	0.84%	0.84%	1.73%	1.73%	156%	$16,411
2019	$10.13	0.22	0.04	0.26	(0.24)	$10.15	2.61%	0.85%	0.85%	2.14%	2.14%	72%	$21,709
2018	$10.25	0.17	(0.11)	0.06	(0.18)	$10.13	0.62%	0.85%	0.85%	1.69%	1.69%	89%	$20,903
2017	$10.25	0.13	0.01	0.14	(0.14)	$10.25	1.40%	0.85%	0.85%	1.31%	1.31%	85%	$51,956
C Class
2021(3)	$10.47	0.02	0.02	0.04	(0.03)	$10.48	0.37%	1.58%(4)	1.58%(4)	0.34%(4)	0.34%(4)	88%	$5,121
2021	$10.05	0.02	0.44	0.46	(0.04)	$10.47	4.57%	1.59%	1.59%	0.03%	0.03%	183%	$4,514
2020	$10.15	0.10	(0.07)	0.03	(0.13)	$10.05	0.30%	1.59%	1.59%	0.98%	0.98%	156%	$6,163
2019	$10.14	0.14	0.04	0.18	(0.17)	$10.15	1.75%	1.60%	1.60%	1.39%	1.39%	72%	$9,046
2018	$10.26	0.09	(0.10)	(0.01)	(0.11)	$10.14	(0.13)%	1.60%	1.60%	0.94%	0.94%	89%	$9,462
2017	$10.26	0.06	0.01	0.07	(0.07)	$10.26	0.64%	1.60%	1.60%	0.56%	0.56%	85%	$15,254

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2021(3)	$10.47	0.04	0.04	0.08	(0.06)	$10.49	0.72%	1.08%(4)	1.08%(4)	0.84%(4)	0.84%(4)	88%	$1,064
2021	$10.06	0.07	0.43	0.50	(0.09)	$10.47	4.99%	1.09%	1.09%	0.53%	0.53%	183%	$937
2020	$10.15	0.15	(0.06)	0.09	(0.18)	$10.06	0.90%	1.09%	1.09%	1.48%	1.48%	156%	$764
2019	$10.14	0.19	0.04	0.23	(0.22)	$10.15	2.26%	1.10%	1.10%	1.89%	1.89%	72%	$756
2018	$10.26	0.15	(0.11)	0.04	(0.16)	$10.14	0.37%	1.10%	1.10%	1.44%	1.44%	89%	$399
2017	$10.26	0.11	0.01	0.12	(0.12)	$10.26	1.15%	1.10%	1.10%	1.06%	1.06%	85%	$522
R5 Class
2021(3)	$10.47	0.08	0.02	0.10	(0.09)	$10.48	0.98%	0.38%(4)	0.38%(4)	1.54%(4)	1.54%(4)	88%	$18,598
2021	$10.05	0.14	0.44	0.58	(0.16)	$10.47	5.83%	0.39%	0.39%	1.23%	1.23%	183%	$23,320
2020	$10.15	0.22	(0.07)	0.15	(0.25)	$10.05	1.51%	0.39%	0.39%	2.18%	2.18%	156%	$23,612
2019	$10.13	0.26	0.05	0.31	(0.29)	$10.15	3.08%	0.40%	0.40%	2.59%	2.59%	72%	$20,662
2018	$10.25	0.21	(0.10)	0.11	(0.23)	$10.13	1.08%	0.40%	0.40%	2.14%	2.14%	89%	$21,699
2017	$10.25	0.18	0.01	0.19	(0.19)	$10.25	1.85%	0.40%	0.40%	1.76%	1.76%	85%	$62,843
R6 Class
2021(3)	$10.46	0.08	0.02	0.10	(0.09)	$10.47	1.00%	0.33%(4)	0.33%(4)	1.59%(4)	1.59%(4)	88%	$90,329
2021	$10.04	0.15	0.44	0.59	(0.17)	$10.46	5.89%	0.34%	0.34%	1.28%	1.28%	183%	$85,404
2020	$10.14	0.23	(0.07)	0.16	(0.26)	$10.04	1.56%	0.34%	0.34%	2.23%	2.23%	156%	$63,905
2019	$10.13	0.27	0.03	0.30	(0.29)	$10.14	3.03%	0.35%	0.35%	2.64%	2.64%	72%	$70,752
2018(7)	$10.27	0.16	(0.14)	0.02	(0.16)	$10.13	0.22%	0.35%(4)	0.35%(4)	2.31%(4)	2.31%(4)	89%(6)	$57,642

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2021(3)	$10.46	0.10	0.02	0.12	(0.11)	$10.47	1.17%	0.01%(4)	0.33%(4)	1.91%(4)	1.59%(4)	88%	$1,086,704
2021(8)	$10.37	0.06	0.10	0.16	(0.07)	$10.46	1.57%	0.01%(4)	0.34%(4)	1.48%(4)	1.15%(4)	183%(9)	$990,271

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2021 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through March 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.
(7)July 28, 2017 (commencement of sale) through March 31, 2018.
(8)November 4, 2020 (commencement of sale) through March 31, 2021.
(9)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2021.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 16, 2021, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary service levels and quality, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided and to be provided by the Advisor and its affiliates to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans, COVID-19 pandemic response, vendor management practices, and social justice initiatives;
•the Advisor’s business continuity plans and cyber security practices;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.
34

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the
35

one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is
36

reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

37

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

38

Change in Independent Registered Public Accounting Firm

On June 16, 2021, the fund’s Audit and Compliance Committee and Board of Trustees approved a change to the fund’s independent registered public accountant. PricewaterhouseCoopers LLP resigned and Deloitte & Touche LLP was appointed as the independent registered public accounting firm for the fiscal year ending March 31, 2022.

During the fiscal years ended March 31, 2020 and March 31, 2021 and the subsequent interim period through June 16, 2021, there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to their satisfaction would have caused them to make reference to the subject matter of the disagreements in connection with their reports or reportable events, as such term is described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended. The audit reports of PricewaterhouseCoopers LLP on the financial statements of the fund for the fiscal years ended March 31, 2020 and March 31, 2021, did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.

During the fiscal years ended March 31, 2020 and March 31, 2021 and the subsequent interim period through June 16, 2021, neither the fund, nor anyone on its behalf, consulted with Deloitte & Touche LLP, on behalf of the fund, regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the fund’s financial statements, or any matter that was either the subject of a disagreement or a reportable event, as such terms are described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended.

The fund requested that PricewaterhouseCoopers LLP furnish it with a letter addressed to the Securities and Exchange Commission stating whether PricewaterhouseCoopers LLP agrees with the statements contained above. A copy of the letter from PricewaterhouseCoopers LLP to the Securities and Exchange Commission is filed as an exhibit hereto.
39

Notes

40

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90819 2111

Semiannual Report

September 30, 2021

Short Duration Inflation Protection Bond Fund
Investor Class (APOIX)
I Class (APOHX)
Y Class (APOYX)
A Class (APOAX)
C Class (APOCX)
R Class (APORX)
R5 Class (APISX)
R6 Class (APODX)
G Class (APOGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks, Bonds Advanced Amid Growing Concerns

Broad market sentiment was upbeat to start the period. Investors generally looked beyond pandemic-related challenges to improving growth and corporate earnings data. Ongoing support from leading central banks and governments helped maintain investor confidence in the financial markets and strengthen the overall global economic outlook.

However, a summer surge in COVID-19 cases arising from the delta variant triggered worries about the recovery’s sustainability. Most economic and corporate earnings data remained favorable, but the labor market was a notable exception. Despite record job openings, job growth remained weak, complicating reopening efforts for many businesses.

In this climate, U.S. Treasury yields generally declined through early August. From there, yields rose amid soaring inflation triggered by mounting supply chain disruptions and rising energy and housing prices. Congressional debate on the debt ceiling and the $3.5 trillion "human infrastructure" bill added to inflation worries. Year-over-year headline inflation reached 5.4% in September, matching a 13-year high.

Meanwhile, in September, the Federal Reserve hinted it may start scaling back its monetary support by year-end. This prompted a spike in Treasury yields and a sell-off among stocks. A credit crisis in China’s troubled property sector also weighed on stocks. Overall, though, strong performance in the first half of the reporting period led to positive six-month returns for most broad stock and bond indices.

Several Factors Shaping Market Dynamics

The return to pre-pandemic life is progressing, albeit somewhat cautiously due to COVID-19’s delta variant. As the economy and markets respond to this fluid backdrop, investors will face opportunities and ongoing challenges. Economic growth, inflation, the virus’s trajectory, supply chain normalization and fiscal and monetary policy likely will sway market dynamics.
We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2021
Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	84.8%
Corporate Bonds	5.1%
Collateralized Loan Obligations	2.4%
Asset-Backed Securities	2.0%
Commercial Mortgage-Backed Securities	1.5%
Collateralized Mortgage Obligations	1.2%
Sovereign Governments and Agencies	0.1%
Temporary Cash Investments	3.0%
Other Assets and Liabilities	(0.1)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2021 to September 30, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period(1) 4/1/21 - 9/30/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,035.70	$2.86	0.56%
I Class	$1,000	$1,035.90	$2.35	0.46%
Y Class	$1,000	$1,037.30	$1.84	0.36%
A Class	$1,000	$1,034.80	$4.13	0.81%
C Class	$1,000	$1,031.00	$7.94	1.56%
R Class	$1,000	$1,032.90	$5.40	1.06%
R5 Class	$1,000	$1,036.40	$1.84	0.36%
R6 Class	$1,000	$1,036.60	$1.58	0.31%
G Class	$1,000	$1,038.00	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,022.26	$2.84	0.56%
I Class	$1,000	$1,022.76	$2.33	0.46%
Y Class	$1,000	$1,023.26	$1.83	0.36%
A Class	$1,000	$1,021.01	$4.10	0.81%
C Class	$1,000	$1,017.25	$7.89	1.56%
R Class	$1,000	$1,019.75	$5.37	1.06%
R5 Class	$1,000	$1,023.26	$1.83	0.36%
R6 Class	$1,000	$1,023.51	$1.57	0.31%
G Class	$1,000	$1,025.02	$0.05	0.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2021 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY SECURITIES — 84.8%
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23(1)	$24,127,896	$24,947,035
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/23	198,164,124	207,382,031
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	109,099,230	114,958,515
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	377,919,690	403,300,652
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	182,663,438	195,121,517
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	45,990,000	49,111,745
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/24	125,028,225	133,791,915
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	413,156,639	444,015,961
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	117,318,120	125,900,648
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	61,014,130	66,601,437
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	210,958,080	228,353,360
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	156,831,675	173,170,909
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/26	214,966,500	232,810,304
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	31,890,040	34,803,898
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	29,949,505	33,081,656
TOTAL U.S. TREASURY SECURITIES (Cost $2,398,989,666)		2,467,351,583
CORPORATE BONDS — 5.1%
Banks — 1.4%
Bank of America Corp., MTN, 4.18%, 11/25/27	3,175,000	3,541,375
Bank of Ireland Group plc, VRN, 2.03%, 9/30/27(2)	2,296,000	2,297,242
Bank of Montreal, MTN, 1.25%, 9/15/26	4,850,000	4,816,325
Bank of Nova Scotia (The), 1.30%, 9/15/26	7,125,000	7,076,691
BPCE SA, 4.625%, 7/11/24(2)	1,650,000	1,796,962
BPCE SA, 4.50%, 3/15/25(2)	5,372,000	5,903,685
DNB Bank ASA, VRN, 1.61%, 3/30/28(2)	1,729,000	1,721,166
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	2,520,000	2,526,641
Natwest Group plc, 5.125%, 5/28/24	5,119,000	5,642,053
Santander UK Group Holdings plc, 4.75%, 9/15/25(2)	4,610,000	5,137,567
		40,459,707
Biotechnology — 0.5%
AbbVie, Inc., 2.95%, 11/21/26	4,180,000	4,479,673
Gilead Sciences, Inc., 0.75%, 9/29/23	9,890,000	9,890,508
		14,370,181
Capital Markets — 0.6%
FS KKR Capital Corp., 4.125%, 2/1/25	1,852,000	1,979,782
FS KKR Capital Corp., 4.25%, 2/14/25(2)	1,186,000	1,253,302
FS KKR Capital Corp., 3.40%, 1/15/26	859,000	897,941
FS KKR Capital Corp., 2.625%, 1/15/27	1,020,000	1,023,159
Golub Capital BDC, Inc., 2.05%, 2/15/27	1,269,000	1,249,550
Hercules Capital, Inc., 2.625%, 9/16/26	3,842,000	3,842,901
Main Street Capital Corp., 3.00%, 7/14/26	2,850,000	2,908,702
Owl Rock Core Income Corp., 3.125%, 9/23/26(2)	4,887,000	4,829,698
		17,985,035
Diversified Financial Services — 0.3%
Banco Santander SA, VRN, 1.72%, 9/14/27	5,200,000	5,178,620
Blackstone Private Credit Fund, 1.75%, 9/15/24(2)	1,308,000	1,306,724
6

	Principal Amount	Value
Blackstone Private Credit Fund, 2.625%, 12/15/26(2)	$2,107,000	$2,101,386
		8,586,730
Equity Real Estate Investment Trusts (REITs) — 0.6%
IIP Operating Partnership LP, 5.50%, 5/25/26(2)	5,065,000	5,314,482
SBA Tower Trust, 1.88%, 7/15/50(2)	11,023,000	11,172,842
		16,487,324
Food and Staples Retailing — 0.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 2/15/23(2)	3,100,000	3,174,059
Gas Utilities — 0.1%
East Ohio Gas Co. (The), 1.30%, 6/15/25(2)	3,740,000	3,750,848
Independent Power and Renewable Electricity Producers — 0.2%
TerraForm Power Operating LLC, 4.25%, 1/31/23(2)	4,350,000	4,477,368
Insurance — 0.2%
CNO Global Funding, 1.75%, 10/7/26(2)(3)	2,177,000	2,181,354
GA Global Funding Trust, 0.80%, 9/13/24(2)	2,800,000	2,787,580
SBL Holdings, Inc., 5.125%, 11/13/26(2)	1,985,000	2,205,173
		7,174,107
Media — 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	4,185,000	4,708,542
WPP Finance 2010, 3.75%, 9/19/24	9,000,000	9,769,666
		14,478,208
Pharmaceuticals — 0.3%
Royalty Pharma plc, 1.20%, 9/2/25	5,380,000	5,348,348
Viatris, Inc., 1.65%, 6/22/25(2)	2,940,000	2,970,956
		8,319,304
Road and Rail — 0.1%
DAE Funding LLC, 1.55%, 8/1/24(2)	3,692,000	3,662,870
Semiconductors and Semiconductor Equipment — 0.2%
Qorvo, Inc., 4.375%, 10/15/29	2,737,000	2,986,751
Qorvo, Inc., 3.375%, 4/1/31(2)	1,380,000	1,456,797
		4,443,548
TOTAL CORPORATE BONDS (Cost $147,080,977)		147,369,289
COLLATERALIZED LOAN OBLIGATIONS — 2.4%
Anchorage Capital CLO Ltd., Series 2020-16A, Class B, VRN, 2.33%, (3-month LIBOR plus 2.20%), 10/20/31(2)	4,300,000	4,303,523
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 1.58%, (3-month LIBOR plus 1.45%), 4/20/31(2)	3,750,000	3,738,216
BlueMountain CLO Ltd., Series 2016-2A, Class BR2, VRN, 2.36%, (3-month LIBOR plus 2.25%), 8/20/32(2)	3,925,000	3,927,156
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class CR3, VRN, 2.74%, (3-month LIBOR plus 2.60%), 4/22/32(2)	6,550,000	6,542,809
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 2.32%, (3-month LIBOR plus 2.20%), 8/14/30(2)	4,625,000	4,629,589
KKR CLO Ltd., Series 2022A, Class B, VRN, 1.73%, (3-month LIBOR plus 1.60%), 7/20/31(2)	4,425,000	4,422,321
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 1.63%, (3-month LIBOR plus 1.50%), 4/15/31(2)	2,200,000	2,197,457
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 1.55%, (1-month LIBOR plus 1.45%), 10/18/36(2)	8,900,000	8,924,051
7

	Principal Amount	Value
Octagon Investment Partners 24 Ltd., Series 2015-1A, Class BS, VRN, 2.03%, (3-month LIBOR plus 1.90%), 4/21/31(2)	$3,800,000	$3,801,993
OHA Credit Funding Ltd., Series 2020-7A, Class B, VRN, 1.83%, (3-month LIBOR plus 1.70%), 10/19/32(2)	4,500,000	4,502,931
Palmer Square Loan Funding Ltd., Series 2021-3A, Class C, VRN, 2.67%, (3-month LIBOR plus 2.50%), 7/20/29(2)	8,500,000	8,526,852
Rockford Tower CLO Ltd., Series 2020-1A, Class B, VRN, 1.93%, (3-month LIBOR plus 1.80%), 1/20/32(2)	7,500,000	7,505,055
THL Credit Wind River Clo Ltd., Series 2019-3A, Class CR, VRN, 2.28%, (3-month LIBOR plus 2.20%), 4/15/31(2)	6,000,000	6,024,437
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $68,830,895)		69,046,390
ASSET-BACKED SECURITIES — 2.0%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)	2,214,872	2,266,542
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(2)	612,316	624,710
CARS-DB5 LP, Series 2021-1A, Class A3 SEQ, 1.92%, 8/15/51(2)	3,950,000	3,932,873
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(2)	6,600,000	6,581,158
Global SC Finance SRL, Series 2021-2A, Class A SEQ, 1.95%, 8/17/41(2)	8,874,471	8,900,402
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(2)	931,090	951,822
Mosaic Solar Loan Trust, Series 2020-1A, Class A SEQ, 2.10%, 4/20/46(2)	1,984,373	2,014,659
Mosaic Solar Loan Trust, Series 2021-1A, Class A SEQ, 1.51%, 12/20/46(2)	9,519,024	9,455,745
MVW LLC, Series 2019-2A, Class A SEQ, 2.22%, 10/20/38(2)	4,082,777	4,157,203
MVW LLC, Series 2021-1WA, Class B, 1.44%, 1/22/41(2)	5,244,227	5,246,960
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	419,000	422,568
Progress Residential Trust, Series 2020-SFR1, Class B, 2.03%, 4/17/37(2)	4,900,000	4,960,698
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(2)	472,942	476,216
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class B, 3.87%, 9/20/35(2)	1,001,072	1,039,757
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class B, 3.42%, 1/20/36(2)	271,677	280,228
USQ Rail II LLC, Series 2021-3, Class A SEQ, 2.21%, 6/28/51(2)	6,720,096	6,784,515
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	636,839	636,543
TOTAL ASSET-BACKED SECURITIES (Cost $58,337,434)		58,732,599
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.5%
Bancorp Commercial Mortgage Trust, Series 2019-CRE6, Class D, VRN, 2.46%, (SOFR plus 2.41%), 9/15/36(2)	5,111,000	5,113,132
BX Commercial Mortgage Trust, Series 2021-VOLT, Class E, VRN, 2.10%, (1-month LIBOR plus 2.00%), 9/15/36(2)	7,200,000	7,225,697
BXMT Ltd., Series 2020-FL2, Class B, VRN, 1.56%, (SOFR plus 1.51%), 2/15/38(2)	2,970,000	2,968,748
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, VRN, 1.68%, (1-month LIBOR plus 1.60%), 5/15/36(2)	7,400,000	7,432,107
8

		Principal Amount/Shares	Value
GS Mortgage Securities Corp. Trust, Series 2017-STAY, Class D, VRN, 2.53%, (1-month LIBOR plus 2.45%), 7/15/32(2)		$5,142,000	$5,162,219
OPG Trust, Series 2021-PORT, Class E, VRN, 1.63%, (1-month LIBOR plus 1.53%), 10/15/36(2)(3)		9,577,000	9,497,511
PFP Ltd., Series 2019-5, Class C, VRN, 2.08%, (1-month LIBOR plus 2.00%), 4/14/36(2)		5,000,000	4,997,284
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $42,334,192)			42,396,698
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.2%
Private Sponsor Collateralized Mortgage Obligations — 1.0%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.37%, (1-year H15T1Y plus 2.25%), 2/25/36		328,905	336,286
Bellemeade Re Ltd., Series 2021-3A, Class M1A, VRN, 1.05%, (SOFR plus 1.00%), 9/25/31(2)		3,750,000	3,752,930
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A1, VRN, 2.72%, 7/25/49(2)		1,873,270	1,890,871
Credit Suisse Mortgage Trust, Series 2021-NQM6, Class A3 SEQ, VRN, 1.59%, 7/25/66(2)		6,750,000	6,749,963
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3 SEQ, VRN, 1.62%, 6/25/56(2)		3,189,898	3,191,054
JP Morgan Mortgage Trust, Series 2006-A4, Class 3A1, VRN, 2.97%, 6/25/36		249,725	206,320
JP Morgan Mortgage Trust, Series 2006-S1, Class 1A2 SEQ, 6.50%, 4/25/36		215,432	222,765
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.73%, 11/21/34		8,731	8,888
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.82%, 2/25/35		69,340	70,584
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.40%, 7/25/34		397,297	410,100
Verus Securitization Trust, Series 2019-4, Class A3, 3.00%, 11/25/59(2)		4,990,152	5,065,024
Verus Securitization Trust, Series 2020-4, Class A2 SEQ, 1.91%, 5/25/65(2)		4,034,413	4,064,305
Verus Securitization Trust, Series 2021-5, Class A3, VRN, 1.37%, 9/25/66(2)		4,000,000	4,002,234
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36		109,975	107,615
			30,078,939
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2015-SC02, Class M3, VRN, 3.65%, 9/25/45		2,643,709	2,673,029
FNMA, Series 2014-C02, Class 2M2, VRN, 2.69%, (1-month LIBOR plus 2.60%), 5/25/24		1,198,072	1,212,794
FNMA, Series 2016-C03, Class 2M2, VRN, 5.99%, (1-month LIBOR plus 5.90%), 10/25/28		884,770	930,415
			4,816,238
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $34,751,137)			34,895,177
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
Canada — 0.1%
Canadian Government Real Return Bond, 4.25%, 12/1/26 (Cost $2,631,044)	CAD	2,593,120	2,610,223
TEMPORARY CASH INVESTMENTS — 3.0%
Chariot Funding LLC, 0.09%, 10/19/21(2)(4)		$30,000,000	29,998,607
Landesbank Baden-Wuerttemberg, 0.04%, 10/1/21(2)(4)		43,370,000	43,369,896
LMA-Americas LLC, 0.13%, 10/14/21(2)(4)		15,000,000	14,999,510
9

	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class	942	$942
TOTAL TEMPORARY CASH INVESTMENTS (Cost $88,369,212)		88,368,955
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $2,841,324,557)		2,910,770,914
OTHER ASSETS AND LIABILITIES — (0.1)%		(3,014,899)
TOTAL NET ASSETS — 100.0%		$2,907,756,015

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	10,523,414	USD	8,312,661	Bank of America N.A.	12/15/21	$(4,383)
CAD	4,184,920	USD	3,297,460	Bank of America N.A.	12/15/21	6,552
CAD	4,183,908	USD	3,315,247	Bank of America N.A.	12/15/21	(12,034)
CAD	8,371,543	USD	6,603,413	Bank of America N.A.	12/15/21	5,955
USD	23,375,720	CAD	29,635,154	Bank of America N.A.	12/15/21	(21,357)
						$(25,267)

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.06%	5/2/22	$22,000,000	$634	$717,716	$718,350
CPURNSA	Receive	2.07%	5/3/22	$40,000,000	744	1,273,125	1,273,869
CPURNSA	Receive	2.02%	5/4/22	$23,500,000	643	816,728	817,371
CPURNSA	Receive	1.93%	9/5/22	$18,000,000	(610)	855,623	855,013
CPURNSA	Receive	1.79%	8/26/23	$25,000,000	585	1,651,618	1,652,203
CPURNSA	Receive	2.18%	1/15/24	$50,000,000	670	2,391,329	2,391,999
CPURNSA	Receive	2.17%	1/19/24	$50,000,000	670	2,407,239	2,407,909
CPURNSA	Receive	2.21%	1/19/24	$20,000,000	568	937,716	938,284
CPURNSA	Receive	2.25%	2/1/24	$50,000,000	670	2,286,214	2,286,884
CPURNSA	Receive	2.25%	2/1/24	$25,000,000	584	1,144,803	1,145,387
CPURNSA	Receive	2.29%	2/8/24	$50,000,000	670	2,211,985	2,212,655
CPURNSA	Receive	1.71%	6/20/24	$30,000,000	(740)	1,965,946	1,965,206
CPURNSA	Receive	1.86%	7/30/24	$26,500,000	(714)	1,530,196	1,529,482
CPURNSA	Receive	1.86%	8/1/24	$23,700,000	(692)	1,371,577	1,370,885
CPURNSA	Receive	1.85%	8/1/24	$43,000,000	(848)	2,500,681	2,499,833
CPURNSA	Receive	1.67%	10/21/24	$45,000,000	(864)	3,190,639	3,189,775
CPURNSA	Receive	1.70%	11/26/24	$25,000,000	(703)	1,770,852	1,770,149
CPURNSA	Receive	1.79%	12/13/24	$16,000,000	(630)	1,045,829	1,045,199
CPURNSA	Receive	1.85%	8/26/25	$16,000,000	598	1,320,061	1,320,659
CPURNSA	Receive	2.00%	12/16/25	$15,000,000	592	1,018,027	1,018,619
CPURNSA	Receive	2.24%	1/11/26	$20,000,000	622	1,101,484	1,102,106
CPURNSA	Receive	2.24%	1/12/26	$20,000,000	622	1,094,763	1,095,385
CPURNSA	Receive	2.36%	2/9/26	$22,500,000	637	1,087,292	1,087,929
CPURNSA	Receive	2.36%	2/11/26	$20,000,000	622	958,925	959,547
CPURNSA	Receive	2.30%	2/24/26	$13,000,000	580	653,486	654,066
CPURNSA	Receive	2.64%	9/3/26	$50,000,000	793	407,052	407,845
					$5,703	$37,710,906	$37,716,609
10

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $19,679,529.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $356,762,142, which represented 12.3% of total net assets. Of these securities, 1.4% of total net assets were deemed illiquid under policies approved by the Board of Trustees.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.
11

Statement of Assets and Liabilities

SEPTEMBER 30, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,841,324,557)	$2,910,770,914
Receivable for investments sold	7,698,550
Receivable for capital shares sold	1,819,124
Receivable for variation margin on swap agreements	488
Unrealized appreciation on forward foreign currency exchange contracts	12,507
Interest receivable	3,514,678
2,923,816,261

Liabilities
Payable for investments purchased	14,597,467
Payable for capital shares redeemed	617,325
Unrealized depreciation on forward foreign currency exchange contracts	37,774
Accrued management fees	786,339
Distribution and service fees payable	21,341
16,060,246

Net Assets	$2,907,756,015

Net Assets Consist of:
Capital paid in	$2,726,133,290
Distributable earnings	181,622,725
$2,907,756,015

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$466,050,309	41,842,958	$11.14
I Class	$1,035,603,943	92,216,509	$11.23
Y Class	$15,740,942	1,400,931	$11.24
A Class	$47,556,776	4,313,047	$11.03*
C Class	$4,948,078	465,107	$10.64
R Class	$20,751,785	1,844,492	$11.25
R5 Class	$532,455,386	47,409,413	$11.23
R6 Class	$14,862,761	1,323,410	$11.23
G Class	$769,786,035	68,424,723	$11.25
*Maximum offering price $11.28 (net asset value divided by 0.9775).

See Notes to Financial Statements.
12

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$83,954,758

Expenses:
Management fees	5,535,238
Distribution and service fees:
A Class	51,743
C Class	17,600
R Class	49,485
Trustees' fees and expenses	88,317
Other expenses	7,696
5,750,079
Fees waived - G Class	(1,111,927)
4,638,152

Net investment income (loss)	79,316,606

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	19,685,091
Forward foreign currency exchange contract transactions	671,302
Futures contract transactions	(2,680,695)
Foreign currency translation transactions	110,903
17,786,601

Change in net unrealized appreciation (depreciation) on:
Investments	(28,032,210)
Forward foreign currency exchange contracts	(39,291)
Swap agreements	25,373,876
Translation of assets and liabilities in foreign currencies	(10,290)
(2,707,915)

Net realized and unrealized gain (loss)	15,078,686

Net Increase (Decrease) in Net Assets Resulting from Operations	$94,395,292

See Notes to Financial Statements.
13

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED) AND YEAR ENDED MARCH 31, 2021
Increase (Decrease) in Net Assets	September 30, 2021	March 31, 2021
Operations
Net investment income (loss)	$79,316,606	$23,561,222
Net realized gain (loss)	17,786,601	4,889,303
Change in net unrealized appreciation (depreciation)	(2,707,915)	135,226,163
Net increase (decrease) in net assets resulting from operations	94,395,292	163,676,688

Distributions to Shareholders
From earnings:
Investor Class	(1,258,560)	(3,794,674)
I Class	(3,319,093)	(4,149,384)
Y Class	(61,316)	(130,698)
A Class	(80,722)	(192,337)
C Class	—	(191)
R Class	(14,567)	(59,184)
R5 Class	(2,149,284)	(4,853,646)
R6 Class	(59,515)	(128,792)
G Class	(4,108,063)	(7,556,898)
Decrease in net assets from distributions	(11,051,120)	(20,865,804)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	512,189,192	609,940,160

Net increase (decrease) in net assets	595,533,364	752,751,044

Net Assets
Beginning of period	2,312,222,651	1,559,471,607
End of period	$2,907,756,015	$2,312,222,651

See Notes to Financial Statements.
14

Notes to Financial Statements

SEPTEMBER 30, 2021 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short Duration Inflation Protection Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to pursue total return using a strategy that seeks to protect against U.S. inflation.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

15

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The funds may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

16

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 21% of the shares of the fund.
Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2021 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2625% to 0.3800%	0.2500% to 0.3100%	0.55%
I Class		0.1500% to 0.2100%	0.45%
Y Class		0.0500% to 0.1100%	0.35%
A Class		0.2500% to 0.3100%	0.55%
C Class		0.2500% to 0.3100%	0.55%
R Class		0.2500% to 0.3100%	0.55%
R5 Class		0.0500% to 0.1100%	0.35%
R6 Class		0.0000% to 0.0600%	0.30%
G Class		0.0000% to 0.0600%	0.00%(1)
(1)Effective annual management fee before waiver was 0.30%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2021 are detailed in the Statement of Operations.

17

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2021 totaled $1,219,973,893, of which $851,393,789 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2021 totaled $735,385,406, of which $388,128,627 represented U.S. Treasury and Government Agency obligations.
5. Capital Share Transactions
Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2021		Year ended March 31, 2021
	Shares	Amount	Shares	Amount
Investor Class
Sold	21,751,005	$237,811,268	20,385,947	$209,283,268
Issued in reinvestment of distributions	115,029	1,256,114	358,857	3,749,375
Redeemed	(11,384,494)	(125,336,742)	(46,637,749)	(485,795,269)
	10,481,540	113,730,640	(25,892,945)	(272,762,626)
I Class
Sold	35,142,511	389,428,395	56,120,172	592,042,681
Issued in reinvestment of distributions	293,695	3,233,582	375,392	4,006,546
Redeemed	(5,705,953)	(63,407,596)	(8,920,028)	(95,001,421)
	29,730,253	329,254,381	47,575,536	501,047,806
Y Class
Sold	111,034	1,232,762	455,440	4,822,790
Issued in reinvestment of distributions	5,569	61,316	12,325	130,698
Redeemed	(94,440)	(1,049,141)	(128,824)	(1,363,792)
	22,163	244,937	338,941	3,589,696
A Class
Sold	964,799	10,561,336	1,509,490	15,761,150
Issued in reinvestment of distributions	3,837	41,516	9,522	99,339
Redeemed	(246,698)	(2,690,417)	(951,360)	(9,896,501)
	721,938	7,912,435	567,652	5,963,988
C Class
Sold	297,282	3,138,867	65,702	670,538
Issued in reinvestment of distributions	—	—	18	183
Redeemed	(62,490)	(659,225)	(520,653)	(5,242,552)
	234,792	2,479,642	(454,933)	(4,571,831)
18

	Six months ended September 30, 2021		Year ended March 31, 2021
	Shares	Amount	Shares	Amount
R Class
Sold	332,160	$3,699,716	729,348	$7,747,319
Issued in reinvestment of distributions	1,315	14,526	5,512	59,009
Redeemed	(269,474)	(2,994,963)	(745,013)	(7,893,602)
	64,001	719,279	(10,153)	(87,274)

R5 Class
Sold	2,487,964	27,477,249	8,548,181	89,868,697
Issued in reinvestment of distributions	192,546	2,119,936	451,758	4,784,134
Redeemed	(2,008,565)	(22,390,683)	(3,658,450)	(38,599,820)
	671,945	7,206,502	5,341,489	56,053,011
R6 Class
Sold	259,085	2,862,864	772,545	8,156,563
Issued in reinvestment of distributions	4,907	54,025	10,925	115,677
Redeemed	(128,504)	(1,422,604)	(612,814)	(6,497,901)
	135,488	1,494,285	170,656	1,774,339
G Class
Sold	5,833,299	65,180,378	33,297,439	353,711,737
Issued in reinvestment of distributions	372,783	4,108,063	711,459	7,556,898
Redeemed	(1,798,582)	(20,141,350)	(3,957,595)	(42,335,584)
	4,407,500	49,147,091	30,051,303	318,933,051
Net increase (decrease)	46,469,620	$512,189,192	57,687,546	$609,940,160

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

19

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$2,467,351,583	—
Corporate Bonds	—	147,369,289	—
Collateralized Loan Obligations	—	69,046,390	—
Asset-Backed Securities	—	58,732,599	—
Commercial Mortgage-Backed Securities	—	42,396,698	—
Collateralized Mortgage Obligations	—	34,895,177	—
Sovereign Governments and Agencies	—	2,610,223	—
Temporary Cash Investments	$942	88,368,013	—
	$942	$2,910,769,972	—
Other Financial Instruments
Swap Agreements	—	$37,716,609	—
Forward Foreign Currency Exchange Contracts	—	12,507	—
	—	$37,729,116	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$37,774	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $93,156,332.
Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $93,778,200 futures contracts sold.
20

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $717,533,333.

Value of Derivative Instruments as of September 30, 2021

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$12,507	Unrealized depreciation on forward foreign currency exchange contracts	$37,774
Other Contracts	Receivable for variation margin on swap agreements*	488	Payable for variation margin on swap agreements*	—
		$12,995		$37,774

*Included in the unrealized appreciation (depreciation) on centrally cleared swap agreements, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2021

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	$671,302	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$(39,291)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(2,680,695)	Change in net unrealized appreciation (depreciation) on futures contracts	—
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	25,373,876
		$(2,009,393)		$25,334,585

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
21

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. However, LIBOR is expected to be phased out and the transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.

9. Federal Tax Information
The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,841,340,103
Gross tax appreciation of investments	$70,370,434
Gross tax depreciation of investments	(939,623)
Net tax appreciation (depreciation) of investments	$69,430,811
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
As of March 31, 2021, the fund had accumulated short-term capital losses of $(4,198,642) and accumulated long-term capital losses of $(18,192,401), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
22

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$10.79	0.31	0.07	0.38	(0.03)	$11.14	3.57%	0.56%(4)	0.56%(4)	5.68%(4)	5.68%(4)	28%	$466,050
2021	$10.01	0.09	0.78	0.87	(0.09)	$10.79	8.68%	0.57%	0.57%	0.95%	0.95%	29%	$338,427
2020	$10.11	0.21	(0.14)	0.07	(0.17)	$10.01	0.69%	0.57%	0.57%	2.13%	2.13%	50%	$572,935
2019	$10.16	0.15	0.03	0.18	(0.23)	$10.11	1.79%	0.57%	0.57%	1.49%	1.49%	31%	$559,790
2018	$10.31	0.16	(0.16)	—	(0.15)	$10.16	0.05%	0.57%	0.57%	1.52%	1.52%	31%	$622,940
2017	$10.14	0.17	0.04	0.21	(0.04)	$10.31	2.11%	0.57%	0.57%	1.69%	1.69%	48%	$578,775
I Class
2021(3)	$10.88	0.32	0.07	0.39	(0.04)	$11.23	3.59%	0.46%(4)	0.46%(4)	5.78%(4)	5.78%(4)	28%	$1,035,604
2021	$10.09	0.10	0.79	0.89	(0.10)	$10.88	8.82%	0.47%	0.47%	1.05%	1.05%	29%	$679,719
2020	$10.19	0.23	(0.15)	0.08	(0.18)	$10.09	0.79%	0.47%	0.47%	2.23%	2.23%	50%	$150,405
2019	$10.24	0.15	0.04	0.19	(0.24)	$10.19	1.87%	0.47%	0.47%	1.59%	1.59%	31%	$186,378
2018(5)	$10.38	0.15	(0.13)	0.02	(0.16)	$10.24	0.22%	0.47%(4)	0.47%(4)	1.51%(4)	1.51%(4)	31%(6)	$157,963

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2021(3)	$10.88	0.33	0.07	0.40	(0.04)	$11.24	3.73%	0.36%(4)	0.36%(4)	5.88%(4)	5.88%(4)	28%	$15,741
2021	$10.09	0.12	0.78	0.90	(0.11)	$10.88	8.92%	0.37%	0.37%	1.15%	1.15%	29%	$15,006
2020	$10.19	0.22	(0.13)	0.09	(0.19)	$10.09	0.89%	0.37%	0.37%	2.33%	2.33%	50%	$10,494
2019	$10.24	0.15	0.05	0.20	(0.25)	$10.19	1.98%	0.37%	0.37%	1.69%	1.69%	31%	$4,471
2018(5)	$10.38	0.18	(0.15)	0.03	(0.17)	$10.24	0.29%	0.37%(4)	0.37%(4)	1.76%(4)	1.76%(4)	31%(6)	$155
A Class
2021(3)	$10.68	0.30	0.07	0.37	(0.02)	$11.03	3.48%	0.81%(4)	0.81%(4)	5.43%(4)	5.43%(4)	28%	$47,557
2021	$9.91	0.07	0.76	0.83	(0.06)	$10.68	8.39%	0.82%	0.82%	0.70%	0.70%	29%	$38,361
2020	$10.01	0.18	(0.13)	0.05	(0.15)	$9.91	0.44%	0.82%	0.82%	1.88%	1.88%	50%	$29,951
2019	$10.06	0.11	0.04	0.15	(0.20)	$10.01	1.55%	0.82%	0.82%	1.24%	1.24%	31%	$24,988
2018	$10.21	0.13	(0.15)	(0.02)	(0.13)	$10.06	(0.21)%	0.82%	0.82%	1.27%	1.27%	31%	$24,073
2017	$10.04	0.15	0.04	0.19	(0.02)	$10.21	1.87%	0.82%	0.82%	1.44%	1.44%	48%	$46,885
C Class
2021(3)	$10.32	0.25	0.07	0.32	—	$10.64	3.10%	1.56%(4)	1.56%(4)	4.68%(4)	4.68%(4)	28%	$4,948
2021	$9.59	(0.03)	0.76	0.73	—(7)	$10.32	7.62%	1.57%	1.57%	(0.05)%	(0.05)%	29%	$2,378
2020	$9.69	0.17	(0.20)	(0.03)	(0.07)	$9.59	(0.33)%	1.57%	1.57%	1.13%	1.13%	50%	$6,571
2019	$9.74	0.05	0.03	0.08	(0.13)	$9.69	0.80%	1.57%	1.57%	0.49%	0.49%	31%	$17,769
2018	$9.89	0.05	(0.15)	(0.10)	(0.05)	$9.74	(0.99)%	1.57%	1.57%	0.52%	0.52%	31%	$22,600
2017	$9.78	0.07	0.04	0.11	—	$9.89	1.12%	1.57%	1.57%	0.69%	0.69%	48%	$27,511

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2021(3)	$10.90	0.29	0.07	0.36	(0.01)	$11.25	3.29%	1.06%(4)	1.06%(4)	5.18%(4)	5.18%(4)	28%	$20,752
2021	$10.11	0.05	0.77	0.82	(0.03)	$10.90	8.15%	1.07%	1.07%	0.45%	0.45%	29%	$19,408
2020	$10.21	0.16	(0.14)	0.02	(0.12)	$10.11	0.18%	1.07%	1.07%	1.63%	1.63%	50%	$18,099
2019	$10.26	0.08	0.05	0.13	(0.18)	$10.21	1.26%	1.07%	1.07%	0.99%	0.99%	31%	$15,253
2018	$10.41	0.11	(0.16)	(0.05)	(0.10)	$10.26	(0.45)%	1.07%	1.07%	1.02%	1.02%	31%	$13,120
2017	$10.25	0.13	0.03	0.16	—	$10.41	1.56%	1.07%	1.07%	1.19%	1.19%	48%	$12,039
R5 Class
2021(3)	$10.88	0.33	0.06	0.39	(0.04)	$11.23	3.64%	0.36%(4)	0.36%(4)	5.88%(4)	5.88%(4)	28%	$532,455
2021	$10.09	0.12	0.78	0.90	(0.11)	$10.88	8.93%	0.37%	0.37%	1.15%	1.15%	29%	$508,447
2020	$10.19	0.24	(0.15)	0.09	(0.19)	$10.09	0.89%	0.37%	0.37%	2.33%	2.33%	50%	$417,564
2019	$10.24	0.16	0.04	0.20	(0.25)	$10.19	1.98%	0.37%	0.37%	1.69%	1.69%	31%	$376,691
2018	$10.39	0.18	(0.16)	0.02	(0.17)	$10.24	0.25%	0.37%	0.37%	1.72%	1.72%	31%	$339,844
2017	$10.22	0.19	0.04	0.23	(0.06)	$10.39	2.30%	0.37%	0.37%	1.89%	1.89%	48%	$664,148

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2021(3)	$10.88	0.33	0.07	0.40	(0.05)	$11.23	3.66%	0.31%(4)	0.31%(4)	5.93%(4)	5.93%(4)	28%	$14,863
2021	$10.09	0.12	0.78	0.90	(0.11)	$10.88	8.98%	0.32%	0.32%	1.20%	1.20%	29%	$12,923
2020	$10.19	0.25	(0.15)	0.10	(0.20)	$10.09	0.94%	0.32%	0.32%	2.38%	2.38%	50%	$10,261
2019	$10.24	0.16	0.04	0.20	(0.25)	$10.19	2.03%	0.32%	0.32%	1.74%	1.74%	31%	$8,920
2018	$10.38	0.18	(0.14)	0.04	(0.18)	$10.24	0.29%	0.32%	0.32%	1.77%	1.77%	31%	$8,280
2017	$10.22	0.20	0.03	0.23	(0.07)	$10.38	2.35%	0.32%	0.32%	1.94%	1.94%	48%	$199,340
G Class
2021(3)	$10.90	0.35	0.06	0.41	(0.06)	$11.25	3.80%	0.01%(4)	0.31%(4)	6.23%(4)	5.93%(4)	28%	$769,786
2021	$10.10	0.18	0.77	0.95	(0.15)	$10.90	9.41%	0.01%	0.32%	1.51%	1.20%	29%	$697,554
2020	$10.20	0.29	(0.16)	0.13	(0.23)	$10.10	1.25%	0.01%	0.32%	2.69%	2.38%	50%	$343,192
2019	$10.25	0.22	0.01	0.23	(0.28)	$10.20	2.34%	0.01%	0.32%	2.05%	1.74%	31%	$399,692
2018(8)	$10.31	0.14	(0.07)	0.07	(0.13)	$10.25	0.66%	0.01%(4)	0.32%(4)	2.02%(4)	1.71%(4)	31%(6)	$468,758

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2021 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through March 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.
(7)Per-share amount was less than $0.005.
(8)July 28, 2017 (commencement of sale) through March 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 16, 2021, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary service levels and quality, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided and to be provided by the Advisor and its affiliates to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans, COVID-19 pandemic response, vendor management practices, and social justice initiatives;
•the Advisor’s business continuity plans and cyber security practices;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.
28

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the
29

one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is
30

reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

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Change in Independent Registered Public Accounting Firm

On June 16, 2021, the fund’s Audit and Compliance Committee and Board of Trustees approved a change to the fund’s independent registered public accountant. PricewaterhouseCoopers LLP resigned and Deloitte & Touche LLP was appointed as the independent registered public accounting firm for the fiscal year ending March 31, 2022.

During the fiscal years ended March 31, 2020 and March 31, 2021 and the subsequent interim period through June 16, 2021, there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to their satisfaction would have caused them to make reference to the subject matter of the disagreements in connection with their reports or reportable events, as such term is described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended. The audit reports of PricewaterhouseCoopers LLP on the financial statements of the fund for the fiscal years ended March 31, 2020 and March 31, 2021, did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.

During the fiscal years ended March 31, 2020 and March 31, 2021 and the subsequent interim period through June 16, 2021, neither the fund, nor anyone on its behalf, consulted with Deloitte & Touche LLP, on behalf of the fund, regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the fund’s financial statements, or any matter that was either the subject of a disagreement or a reportable event, as such terms are described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended.

The fund requested that PricewaterhouseCoopers LLP furnish it with a letter addressed to the Securities and Exchange Commission stating whether PricewaterhouseCoopers LLP agrees with the statements contained above. A copy of the letter from PricewaterhouseCoopers LLP to the Securities and Exchange Commission is filed as an exhibit hereto.
33

Notes
34

Notes

35

Notes
36

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90816 2111

Semiannual Report

September 30, 2021

Short Duration Strategic Income Fund
Investor Class (ASDVX)
I Class (ASDHX)
Y Class (ASYDX)
A Class (ASADX)
C Class (ASCDX)
R Class (ASDRX)
R5 Class (ASDJX)
R6 Class (ASXDX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks, Bonds Advanced Amid Growing Concerns

Broad market sentiment was upbeat to start the period. Investors generally looked beyond pandemic-related challenges to improving growth and corporate earnings data. Ongoing support from leading central banks and governments helped maintain investor confidence in the financial markets and strengthen the overall global economic outlook.

However, a summer surge in COVID-19 cases arising from the delta variant triggered worries about the recovery’s sustainability. Most economic and corporate earnings data remained favorable, but the labor market was a notable exception. Despite record job openings, job growth remained weak, complicating reopening efforts for many businesses.

In this climate, U.S. Treasury yields generally declined through early August. From there, yields rose amid soaring inflation triggered by mounting supply chain disruptions and rising energy and housing prices. Congressional debate on the debt ceiling and the $3.5 trillion "human infrastructure" bill added to inflation worries. Year-over-year headline inflation reached 5.4% in September, matching a 13-year high.

Meanwhile, in September, the Federal Reserve hinted it may start scaling back its monetary support by year-end. This prompted a spike in Treasury yields and a sell-off among stocks. A credit crisis in China’s troubled property sector also weighed on stocks. Overall, though, strong performance in the first half of the reporting period led to positive six-month returns for most broad stock and bond indices.

Several Factors Shaping Market Dynamics

The return to pre-pandemic life is progressing, albeit somewhat cautiously due to COVID-19’s delta variant. As the economy and markets respond to this fluid backdrop, investors will face opportunities and ongoing challenges. Economic growth, inflation, the virus’s trajectory, supply chain normalization and fiscal and monetary policy likely will sway market dynamics.
We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2021
Types of Investments in Portfolio	% of net assets
Corporate Bonds	44.9%
Collateralized Loan Obligations	13.7%
Collateralized Mortgage Obligations	10.9%
U.S. Treasury Securities	8.4%
Asset-Backed Securities	6.3%
Preferred Stocks	6.0%
Exchange-Traded Funds	2.7%
Bank Loan Obligations	2.2%
Sovereign Governments and Agencies	1.9%
Commercial Mortgage-Backed Securities	1.3%
Convertible Bonds	0.6%
Temporary Cash Investments	2.3%
Other Assets and Liabilities	(1.2)%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2021 to September 30, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period(1) 4/1/21 - 9/30/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,016.40	$2.63	0.52%
I Class	$1,000	$1,017.90	$2.12	0.42%
Y Class	$1,000	$1,017.40	$1.62	0.32%
A Class	$1,000	$1,015.10	$3.89	0.77%
C Class	$1,000	$1,011.30	$7.66	1.52%
R Class	$1,000	$1,014.90	$5.15	1.02%
R5 Class	$1,000	$1,018.40	$1.62	0.32%
R6 Class	$1,000	$1,018.70	$1.37	0.27%
Hypothetical
Investor Class	$1,000	$1,022.46	$2.64	0.52%
I Class	$1,000	$1,022.96	$2.13	0.42%
Y Class	$1,000	$1,023.46	$1.62	0.32%
A Class	$1,000	$1,021.21	$3.90	0.77%
C Class	$1,000	$1,017.45	$7.69	1.52%
R Class	$1,000	$1,019.96	$5.17	1.02%
R5 Class	$1,000	$1,023.46	$1.62	0.32%
R6 Class	$1,000	$1,023.72	$1.37	0.27%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2021 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 44.9%
Aerospace and Defense — 0.2%
Boeing Co. (The), 1.43%, 2/4/24	$820,000	$821,271
Air Freight and Logistics — 0.3%
GXO Logistics, Inc., 1.65%, 7/15/26(1)	1,500,000	1,490,400
Airlines — 1.1%
Air Canada, 3.875%, 8/15/26(1)	1,430,000	1,444,729
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	1,161,000	1,221,953
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(1)	1,516,000	1,622,567
United Airlines Holdings, Inc., 4.25%, 10/1/22	1,500,000	1,531,406
		5,820,655
Banks — 8.9%
Bank of America Corp., MTN, 4.18%, 11/25/27	2,005,000	2,236,365
Bank of America Corp., VRN, 0.98%, 4/22/25	765,000	769,327
Bank of Ireland Group plc, VRN, 2.03%, 9/30/27(1)	683,000	683,370
Bank of Nova Scotia (The), 1.35%, 6/24/26	840,000	840,973
Bank of Nova Scotia (The), 1.30%, 9/15/26	1,260,000	1,251,457
Banque Federative du Credit Mutuel SA, 1.00%, 2/4/25(1)(2)	2,030,000	2,031,653
Barclays plc, 4.84%, 5/9/28	2,245,000	2,538,926
BNP Paribas SA, 4.375%, 9/28/25(1)	2,080,000	2,282,942
BPCE SA, 4.625%, 7/11/24(1)	2,910,000	3,169,188
BPCE SA, 4.50%, 3/15/25(1)	1,574,000	1,729,784
CIT Group, Inc., VRN, 4.125%, 11/13/29	417,000	430,375
Citigroup, Inc., VRN, 0.98%, 5/1/25	830,000	832,888
Citigroup, Inc., VRN, 3.11%, 4/8/26	490,000	520,428
Citigroup, Inc., VRN, 1.46%, 6/9/27	880,000	875,336
Discover Bank, VRN, 4.68%, 8/9/28	3,240,000	3,447,761
DNB Bank ASA, VRN, 1.61%, 3/30/28(1)	525,000	522,621
FNB Corp., 2.20%, 2/24/23	510,000	517,714
HSBC Holdings plc, 4.25%, 3/14/24	1,265,000	1,359,540
HSBC Holdings plc, VRN, 0.73%, 8/17/24	1,130,000	1,131,092
Intesa Sanpaolo SpA, 5.71%, 1/15/26(1)	2,150,000	2,413,251
JPMorgan Chase & Co., VRN, 0.77%, 8/9/25	1,180,000	1,175,528
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	895,000	897,359
Natwest Group plc, 5.125%, 5/28/24	1,389,000	1,530,926
Natwest Group plc, 4.80%, 4/5/26	1,000,000	1,137,318
Santander UK Group Holdings plc, 4.75%, 9/15/25(1)	1,300,000	1,448,772
Societe Generale SA, VRN, 1.79%, 6/9/27(1)	3,120,000	3,104,434
Truist Bank, VRN, 2.64%, 9/17/29	2,440,000	2,551,520
Truist Financial Corp., MTN, VRN, 1.27%, 3/2/27	1,100,000	1,096,600
UniCredit SpA, 7.83%, 12/4/23(1)	1,200,000	1,373,714
UniCredit SpA, VRN, 2.57%, 9/22/26(1)	2,545,000	2,588,745
Westpac Banking Corp., VRN, 2.89%, 2/4/30	950,000	984,003
		47,473,910
Capital Markets — 6.2%
Bain Capital Specialty Finance, Inc., 2.95%, 3/10/26	1,430,000	1,458,466
Blackstone Secured Lending Fund, 2.85%, 9/30/28(1)	1,280,000	1,272,275
6

	Principal Amount/Shares	Value
Coinbase Global, Inc., 3.375%, 10/1/28(1)	$995,000	$957,270
Depository Trust & Clearing Corp. (The), VRN, 3.375%, 6/20/26(1)	2,000,000	2,043,150
Deutsche Bank AG, VRN, 4.30%, 5/24/28	2,709,000	2,808,892
FS KKR Capital Corp., 4.125%, 2/1/25	837,000	894,750
FS KKR Capital Corp., 4.25%, 2/14/25(1)	983,000	1,038,782
FS KKR Capital Corp., 3.40%, 1/15/26	334,000	349,141
FS KKR Capital Corp., 2.625%, 1/15/27	1,096,000	1,099,395
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25	2,420,000	2,681,268
Goldman Sachs Group, Inc. (The), VRN, 2.91%, 6/5/23	1,230,000	1,250,219
Golub Capital BDC, Inc., 2.05%, 2/15/27	1,217,000	1,198,347
Hercules Capital, Inc., 2.625%, 9/16/26	1,359,000	1,359,319
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27	955,000	992,006
LPL Holdings, Inc., 4.625%, 11/15/27(1)	1,185,000	1,230,919
Main Street Capital Corp., 3.00%, 7/14/26	490,000	500,093
Oaktree Specialty Lending Corp., 2.70%, 1/15/27	860,000	863,321
Owl Rock Core Income Corp., 3.125%, 9/23/26(1)	1,747,000	1,726,516
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(1)	962,000	1,052,187
Owl Rock Technology Finance Corp., 3.75%, 6/17/26(1)	1,220,000	1,288,760
Owl Rock Technology Finance Corp., 2.50%, 1/15/27	1,665,000	1,672,564
Prospect Capital Corp., 5.875%, 3/15/23	933,000	979,963
Prospect Capital Corp., 3.36%, 11/15/26	2,945,000	2,993,498
UBS Group AG, VRN, 1.49%, 8/10/27(1)	1,540,000	1,523,111
		33,234,212
Communications Equipment — 0.4%
CommScope, Inc., 8.25%, 3/1/27(1)	1,970,000	2,064,511
Construction and Engineering — 0.4%
GMR Hyderabad International Airport Ltd., 4.75%, 2/2/26(1)	900,000	898,045
IHS Netherlands Holdco BV, 7.125%, 3/18/25	1,400,000	1,445,500
		2,343,545
Consumer Finance — 2.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.45%, 4/3/26	1,695,000	1,847,352
Avolon Holdings Funding Ltd., 2.125%, 2/21/26(1)	1,950,000	1,930,962
Avolon Holdings Funding Ltd., 4.375%, 5/1/26(1)	915,000	988,403
BOC Aviation USA Corp., 1.625%, 4/29/24(1)	1,010,000	1,018,009
Capital One Financial Corp., 3.75%, 3/9/27	1,950,000	2,158,697
LFS Topco LLC, 5.875%, 10/15/26(1)	724,000	746,672
OneMain Finance Corp., 8.25%, 10/1/23	1,995,000	2,233,183
OneMain Finance Corp., 3.50%, 1/15/27	1,038,000	1,039,765
		11,963,043
Containers and Packaging — 0.2%
Berry Global, Inc., 0.95%, 2/15/24(1)	1,300,000	1,303,094
Diversified Financial Services — 1.3%
Antares Holdings LP, 2.75%, 1/15/27(1)	1,531,000	1,533,514
Banco Santander SA, VRN, 1.72%, 9/14/27	2,200,000	2,190,954
Blackstone Private Credit Fund, 1.75%, 9/15/24(1)	615,000	614,400
Blackstone Private Credit Fund, 2.625%, 12/15/26(1)	1,036,000	1,033,240
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 2/11/25(1)	1,600,000	1,614,728
		6,986,836
7

	Principal Amount/Shares	Value
Diversified Telecommunication Services — 0.4%
Level 3 Financing, Inc., 4.625%, 9/15/27(1)	$707,000	$728,245
Telecom Italia SpA, 5.30%, 5/30/24(1)	1,165,000	1,256,569
		1,984,814
Electric Utilities — 1.1%
Comision Federal de Electricidad, 3.875%, 7/26/33(1)	1,000,000	986,245
Duke Energy Corp., VRN, 3.25%, 1/15/82	1,580,000	1,573,596
FEL Energy VI Sarl, 5.75%, 12/1/40(1)	2,188,157	2,292,741
Inkia Energy Ltd., 5.875%, 11/9/27	1,100,000	1,146,365
		5,998,947
Entertainment — 0.1%
Netflix, Inc., 3.625%, 6/15/25(1)	730,000	776,538
Equity Real Estate Investment Trusts (REITs) — 4.4%
Crown Castle International Corp., 3.65%, 9/1/27	728,000	800,968
EPR Properties, 4.75%, 12/15/26	1,798,000	1,970,499
EPR Properties, 4.95%, 4/15/28	2,787,000	3,065,104
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	1,800,000	2,048,760
Host Hotels & Resorts LP, 4.00%, 6/15/25	1,425,000	1,528,554
IIP Operating Partnership LP, 5.50%, 5/25/26(1)	2,150,000	2,255,901
Mid-America Apartments LP, 1.10%, 9/15/26	1,215,000	1,199,352
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	2,083,000	2,197,565
Office Properties Income Trust, 2.40%, 2/1/27	958,000	947,330
Omega Healthcare Investors, Inc., 4.50%, 1/15/25	2,110,000	2,301,951
Retail Properties of America, Inc., 4.00%, 3/15/25	639,000	678,574
RHP Hotel Properties LP / RHP Finance Corp., 4.75%, 10/15/27	875,000	906,706
SBA Tower Trust, 1.88%, 7/15/50(1)	1,594,000	1,615,668
Vornado Realty LP, 2.15%, 6/1/26	955,000	970,560
XHR LP, 6.375%, 8/15/25(1)	1,080,000	1,147,101
		23,634,593
Health Care Equipment and Supplies — 0.3%
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.375%, 6/1/25(1)	1,530,000	1,616,529
Health Care Providers and Services — 1.3%
CHS / Community Health Systems, Inc., 6.625%, 2/15/25(1)	1,000,000	1,047,500
Fresenius Medical Care US Finance III, Inc., 1.875%, 12/1/26(1)	2,300,000	2,312,515
Tenet Healthcare Corp., 6.75%, 6/15/23	1,000,000	1,079,250
Universal Health Services, Inc., 1.65%, 9/1/26(1)	2,333,000	2,320,361
		6,759,626
Hotels, Restaurants and Leisure — 0.6%
Hyatt Hotels Corp., 1.80%, 10/1/24(2)	2,000,000	2,004,526
Studio City Finance Ltd., 5.00%, 1/15/29(1)	1,050,000	969,691
		2,974,217
Insurance — 2.7%
Athene Global Funding, 1.45%, 1/8/26(1)	3,445,000	3,455,149
CNO Global Funding, 1.75%, 10/7/26(1)(2)	377,000	377,754
Equitable Financial Life Global Funding, 1.30%, 7/12/26(1)	1,450,000	1,437,943
Global Atlantic Fin Co., VRN, 4.70%, 10/15/51(1)	1,380,000	1,427,986
Protective Life Global Funding, 1.17%, 7/15/25(1)	650,000	649,731
Protective Life Global Funding, 1.62%, 4/15/26(1)	1,525,000	1,540,367
SBL Holdings, Inc., 5.125%, 11/13/26(1)	2,870,000	3,188,336
8

	Principal Amount/Shares	Value
SBL Holdings, Inc., VRN, 6.50%(1)(3)	$2,400,000	$2,376,000
		14,453,266
Interactive Media and Services — 0.3%
Weibo Corp., 3.50%, 7/5/24	1,800,000	1,875,618
Internet and Direct Marketing Retail — 0.3%
Meituan, 2.125%, 10/28/25(1)	1,700,000	1,651,563
Leisure Products — 0.1%
Brunswick Corp., 0.85%, 8/18/24	750,000	750,158
Life Sciences Tools and Services — 0.2%
PRA Health Sciences, Inc., 2.875%, 7/15/26(1)	1,000,000	1,011,250
Media — 1.8%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	755,000	789,088
CSC Holdings LLC, 7.50%, 4/1/28(1)	1,225,000	1,325,483
Sinclair Television Group, Inc., 5.875%, 3/15/26(1)	1,505,000	1,538,863
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	526,000	550,328
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	974,000	1,054,355
ViacomCBS, Inc., VRN, 6.25%, 2/28/57	2,095,000	2,402,064
WPP Finance 2010, 3.75%, 9/19/24	1,610,000	1,747,685
		9,407,866
Metals and Mining — 1.3%
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	1,400,000	1,419,250
GUSAP III LP, 4.25%, 1/21/30(1)	1,000,000	1,070,000
HTA Group Ltd., 7.00%, 12/18/25(1)	1,025,000	1,081,180
Indonesia Asahan Aluminium (Persero) PT, 4.75%, 5/15/25	1,300,000	1,415,440
Indonesia Asahan Aluminium (Persero) PT, 5.45%, 5/15/30(1)	1,000,000	1,151,250
Novelis Corp., 3.25%, 11/15/26(1)	1,000,000	1,015,480
		7,152,600
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	1,045,000	1,038,939
Multiline Retail — 0.2%
Nordstrom, Inc., 2.30%, 4/8/24	1,000,000	1,000,153
Oil, Gas and Consumable Fuels — 2.1%
Ecopetrol SA, 5.875%, 9/18/23	1,500,000	1,617,375
Energean Israel Finance Ltd., 4.50%, 3/30/24(1)	1,545,000	1,580,155
Energy Transfer LP, 4.25%, 4/1/24	1,500,000	1,606,344
Geopark Ltd., 6.50%, 9/21/24	293,000	301,123
Geopark Ltd., 5.50%, 1/17/27(1)	800,000	789,280
Hess Corp., 3.50%, 7/15/24	668,000	706,813
HollyFrontier Corp., 2.625%, 10/1/23	750,000	774,700
MC Brazil Downstream Trading SARL, 7.25%, 6/30/31(1)	429,000	431,973
Medco Bell Pte Ltd., 6.375%, 1/30/27(1)	1,200,000	1,212,024
Petroleos Mexicanos, 3.50%, 1/30/23	1,410,000	1,429,388
Petrorio Luxembourg Sarl, 6.125%, 6/9/26(1)	830,000	837,055
		11,286,230
Pharmaceuticals — 0.2%
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(1)	1,200,000	1,273,500
Real Estate Management and Development — 0.2%
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23(1)	900,000	932,625
9

	Principal Amount/Shares	Value
Road and Rail — 1.0%
DAE Funding LLC, 1.55%, 8/1/24(1)	$962,000	$954,410
DAE Funding LLC, 2.625%, 3/20/25(1)	1,910,000	1,949,327
Triton Container International Ltd., 1.15%, 6/7/24(1)	2,250,000	2,247,155
		5,150,892
Semiconductors and Semiconductor Equipment — 0.2%
Qorvo, Inc., 4.375%, 10/15/29	778,000	848,993
Qorvo, Inc., 3.375%, 4/1/31(1)	391,000	412,759
		1,261,752
Software — 0.1%
NCR Corp., 5.125%, 4/15/29(1)	780,000	805,350
Technology Hardware, Storage and Peripherals — 1.6%
Dell International LLC / EMC Corp., 4.90%, 10/1/26	2,155,000	2,484,048
EMC Corp., 3.375%, 6/1/23	2,666,000	2,755,978
Seagate HDD Cayman, 4.875%, 3/1/24	1,405,000	1,515,644
Western Digital Corp., 4.75%, 2/15/26	1,459,000	1,617,695
		8,373,365
Thrifts and Mortgage Finance — 1.1%
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	1,945,000	1,893,944
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(1)	2,125,000	2,227,106
PennyMac Financial Services, Inc., 5.375%, 10/15/25(1)	930,000	957,621
United Wholesale Mortgage LLC, 5.50%, 11/15/25(1)	1,000,000	1,009,280
		6,087,951
Trading Companies and Distributors — 0.6%
Aircastle Ltd., 5.25%, 8/11/25(1)	1,286,000	1,438,338
BOC Aviation Ltd., 3.25%, 4/29/25(1)	1,550,000	1,627,558
		3,065,896
Transportation Infrastructure — 0.4%
Adani Ports & Special Economic Zone Ltd., 4.00%, 7/30/27	2,000,000	2,084,840
Wireless Telecommunication Services — 0.9%
Kenbourne Invest SA, 6.875%, 11/26/24(1)	1,000,000	1,052,650
T-Mobile USA, Inc., 2.625%, 4/15/26	1,637,000	1,675,879
Vodafone Group plc, VRN, 3.25%, 6/4/81	2,000,000	2,032,500
		4,761,029
TOTAL CORPORATE BONDS (Cost $239,846,934)		240,671,584
COLLATERALIZED LOAN OBLIGATIONS — 13.7%
Aimco CLO Ltd., Series 2015-AA, Class ER, VRN, 5.33%, (3-month LIBOR plus 5.20%), 1/15/28(1)	1,200,000	1,200,120
Aimco CLO Ltd., Series 2020-12A, Class C, VRN, 2.28%, (3-month LIBOR plus 2.15%), 1/17/32(1)	1,700,000	1,702,467
AMMC CLO XIII Ltd., Series 2013-13A, Class A3R2, VRN, 2.375%, (3-month LIBOR plus 2.25%), 7/24/29(1)	1,500,000	1,502,033
Anchorage Credit Opportunities CLO Ltd., Series 2019-1A, Class B1, VRN, 3.03%, (3-month LIBOR plus 2.90%), 1/20/32(1)	1,000,000	1,004,232
Apidos CLO XXI, Series 2015-21A, Class DR, VRN, 5.33%, (3-month LIBOR plus 5.20%), 7/18/27(1)	2,350,000	2,333,971
Apidos CLO XXVI, Series 2017-26A, Class BR, VRN, 2.14%, (3-month LIBOR plus 1.95%), 7/18/29(1)	1,600,000	1,602,311
Apidos CLO XXXIV, Series 2020-34A, Class C, VRN, 2.43%, (3-month LIBOR plus 2.30%), 1/20/33(1)	1,775,000	1,779,286
Ares CLO Ltd., Series 2015-2A, Class DR, VRN, 3.23%, (3-month LIBOR plus 3.10%), 4/17/33(1)	3,450,000	3,422,199
10

	Principal Amount/Shares	Value
Ares LVI CLO Ltd., Series 2020-56A, Class D1, VRN, 3.875%, (3-month LIBOR plus 3.75%), 10/25/31(1)	$750,000	$753,593
Ares XLIX CLO Ltd., Series 2018-49A, Class C, VRN, 2.09%, (3-month LIBOR plus 1.95%), 7/22/30(1)	2,600,000	2,599,469
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 1.88%, (3-month LIBOR plus 1.75%), 4/15/30(1)	1,000,000	999,892
BlueMountain CLO Ltd., Series 2013-1A, Class CR, VRN, 4.28%, (3-month LIBOR plus 4.15%), 1/20/29(1)	1,250,000	1,254,072
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 2.32%, (3-month LIBOR plus 2.20%), 8/14/30(1)	2,000,000	2,001,985
Carlyle Global Market Strategies CLO Ltd., Series 2013-2A, Class DR, VRN, 2.53%, (3-month LIBOR plus 2.40%), 1/18/29(1)	1,060,000	1,052,048
CBAM Ltd., Series 2018-5A, Class B1, VRN, 1.53%, (3-month LIBOR plus 1.40%), 4/17/31(1)	1,000,000	998,441
CIFC Funding Ltd., Series 2017-3A, Class C, VRN, 3.78%, (3-month LIBOR plus 3.65%), 7/20/30(1)	1,750,000	1,757,000
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 1.88%, (3-month LIBOR plus 1.75%), 4/17/30(1)	2,000,000	1,999,768
Deer Creek CLO Ltd., Series 2017-1A, Class D, VRN, 3.08%, (3-month LIBOR plus 2.95%), 10/20/30(1)	700,000	695,517
Eaton Vance Clo Ltd., Series 2015-1A, Class CR, VRN, 2.03%, (3-month LIBOR plus 1.90%), 1/20/30(1)	2,500,000	2,503,677
Elmwood CLO I Ltd., Series 2019-1A, Class DR, VRN, 4.53%, (3-month LIBOR plus 4.40%), 10/20/33(1)	3,250,000	3,318,180
Elmwood CLO IV Ltd., Series 2020-1A, Class D, VRN, 3.28%, (3-month LIBOR plus 3.15%), 4/15/33(1)	1,000,000	1,000,050
Elmwood CLO X Ltd., Series 2021-3A, Class D, VRN, 2.99%, (3-month LIBOR plus 2.90%), 10/20/34(1)	1,500,000	1,506,234
Goldentree Loan Management US CLO Ltd., Series 2017-1A, Class ER2, VRN, 6.63%, (3-month LIBOR plus 6.50%), 4/20/34(1)	1,150,000	1,153,681
Kayne CLO 7 Ltd., Series 2020-7A, Class E, VRN, 6.63%, (3-month LIBOR plus 6.50%), 4/17/33(1)	660,175	660,921
Madison Park Funding XIX Ltd., Series 2015-19A, Class DR, VRN, 4.49%, (3-month LIBOR plus 4.35%), 1/22/28(1)	2,500,000	2,501,464
Magnetite XXIII Ltd., Series 2019-23A, Class D, VRN, 3.73%, (3-month LIBOR plus 3.60%), 10/25/32(1)	2,725,000	2,739,162
Magnetite XXIV Ltd., Series 2019-24A, Class B, VRN, 1.98%, (3-month LIBOR plus 1.85%), 1/15/33(1)	650,000	651,069
Nassau Ltd., Series 2019-IA, Class BR, VRN, 2.72%, (3-month LIBOR plus 2.60%), 4/15/31(1)	1,500,000	1,501,280
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class BR2, VRN, 2.28%, (3-month LIBOR plus 2.15%), 10/21/30(1)	1,725,000	1,726,867
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class C, VRN, 2.83%, (3-month LIBOR plus 2.70%), 4/16/31(1)	1,200,000	1,177,586
OHA Credit Funding 7 Ltd., Series 2020-7A, Class D, VRN, 3.78%, (3-month LIBOR plus 3.65%), 10/19/32(1)	750,000	753,460
OHA Loan Funding Ltd., Series 2016-1A, Class DR, VRN, 3.13%, (3-month LIBOR plus 3.00%), 1/20/33(1)	3,500,000	3,515,027
Palmer Square Loan Funding Ltd., Series 2020-1A, Class D, VRN, 4.98%, (3-month LIBOR plus 4.85%), 2/20/28(1)	2,500,000	2,519,894
Park Avenue Institutional Advisers CLO Ltd., Series 2018-1A, Class C, VRN, 3.46%, (3-month LIBOR plus 3.33%), 10/20/31(1)	3,300,000	3,288,411
11

	Principal Amount/Shares	Value
Reese Park CLO Ltd., Series 2020-1A, Class C1, VRN, 2.58%, (3-month LIBOR plus 2.45%), 10/15/32(1)	$1,500,000	$1,501,812
Rockford Tower CLO Ltd., Series 2017-3A, Class D, VRN, 2.78%, (3-month LIBOR plus 2.65%), 10/20/30(1)	2,150,000	2,131,875
Rockford Tower CLO Ltd., Series 2018-1A, Class D, VRN, 3.13%, (3-month LIBOR plus 3.00%), 5/20/31(1)	1,000,000	1,003,677
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 2.48%, (3-month LIBOR plus 2.35%), 1/20/32(1)	700,000	701,163
Silver Creek CLO Ltd., Series 2014-1A, Class DR, VRN, 3.48%, (3-month LIBOR plus 3.35%), 7/20/30(1)	1,750,000	1,755,959
Sound Point CLO Ltd., Series 2014-3RA, Class C, VRN, 2.39%, (3-month LIBOR plus 2.25%), 10/23/31(1)	2,000,000	2,003,800
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 1.93%, (3-month LIBOR plus 1.80%), 1/15/30(1)	2,970,000	2,969,780
Tryon Park CLO Ltd., Series 2013-1A, Class CR, VRN, 2.83%, (3-month LIBOR plus 2.70%), 4/15/29(1)	2,350,000	2,351,229
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $73,432,379)		73,594,662
COLLATERALIZED MORTGAGE OBLIGATIONS — 10.9%
Private Sponsor Collateralized Mortgage Obligations — 10.3%
Angel Oak Mortgage Trust, Series 2021-5, Class M1, VRN, 2.39%, 7/25/66(1)	2,500,000	2,487,589
Angel Oak Mortgage Trust, Series 2019-4, Class A3 SEQ, VRN, 3.30%, 7/26/49(1)	344,675	347,605
Angel Oak Mortgage Trust, Series 2019-5, Class A3, VRN, 2.92%, 10/25/49(1)	460,522	460,991
Angel Oak Mortgage Trust, Series 2019-6, Class M1, VRN, 3.39%, 11/25/59(1)	1,750,000	1,754,957
Arroyo Mortgage Trust, Series 2020-1, Class M1, 4.28%, 3/25/55(1)	1,250,000	1,303,924
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 2.79%, 6/25/34	14,709	15,124
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.37%, (1-year H15T1Y plus 2.25%), 2/25/36	7,498	7,667
Bellemeade Re Ltd., Series 2017-1, Class B1 SEQ, VRN, 4.84%, (1-month LIBOR plus 4.75%), 10/25/27(1)	1,500,000	1,556,850
Bellemeade Re Ltd., Series 2017-1, Class M2, VRN, 3.44%, (1-month LIBOR plus 3.35%), 10/25/27(1)	1,230,479	1,243,097
Bellemeade Re Ltd., Series 2019-2A, Class M1C, VRN, 2.09%, (1-month LIBOR plus 2.00%), 4/25/29(1)	1,494,000	1,503,860
Bellemeade Re Ltd., Series 2020-2A, Class M1B, VRN, 3.29%, (1-month LIBOR plus 3.20%), 8/26/30(1)	605,425	611,236
Bellemeade Re Ltd., Series 2020-4A, Class M2B, VRN, 3.69%, (1-month LIBOR plus 3.60%), 6/25/30(1)	1,700,000	1,721,173
Bellemeade Re Ltd., Series 2021-2A, Class M1C, VRN, 1.90%, (SOFR plus 1.85%), 6/25/31(1)	2,000,000	2,007,699
BRAVO Residential Funding Trust, Series 2021-NQM2, Class M1, VRN, 2.29%, 3/25/60(1)	887,000	884,938
Bunker Hill Loan Depositary Trust, Series 2019-2, Class M1, 3.67%, 7/25/49(1)	2,200,000	2,217,415
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 1.97%, 8/25/34	33,339	34,371
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class M1, VRN, 2.84%, 2/25/50(1)	3,008,500	3,019,340
12

	Principal Amount/Shares	Value
Credit Suisse Mortgage Trust, Series 2021-NQM3, Class A3 SEQ, VRN, 1.63%, 4/25/66(1)	$1,779,315	$1,788,166
CSMC Mortgage Trust, Series 2021-NQM1, Class M1, VRN, 2.13%, 5/25/65(1)	1,249,585	1,250,835
Deephaven Residential Mortgage Trust, Series 2020-1, Class B1, VRN, 3.66%, 1/25/60(1)	1,375,000	1,379,143
Farm Mortgage Trust, Series 2021-1, Class B, VRN, 3.25%, 1/25/51(1)(2)	1,425,000	1,231,599
Flagstar Mortgage Trust, Series 2020-1INV, Class B4, VRN, 4.23%, 3/25/50(1)	2,188,129	2,206,500
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class M1, VRN, 3.29%, 9/27/60(1)	1,600,000	1,616,243
Home RE Ltd., Series 2020-1, Class B1, VRN, 7.09%, (1-month LIBOR plus 7.00%), 10/25/30(1)	1,275,000	1,321,975
Homeward Opportunities Fund I Trust, Series 2019-3, Class A3 SEQ, VRN, 3.03%, 11/25/59(1)	675,043	686,860
Homeward Opportunities Fund I Trust, Series 2019-3, Class M1, VRN, 3.52%, 11/25/59(1)	1,290,000	1,329,417
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class M1, VRN, 2.38%, 6/25/56(1)	1,000,000	994,840
J.P. Morgan Wealth Management, Series 2021-CL1, Class M5, VRN, 3.70%, (SOFR plus 3.65%), 3/25/51(1)	765,455	776,665
JP Morgan Mortgage Trust, Series 2019-INV1, Class B4, VRN, 5.01%, 10/25/49(1)	1,918,472	1,985,833
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.82%, 2/25/35	13,868	14,157
MFA Trust, Series 2020-NQM1, Class A3 SEQ, VRN, 2.30%, 8/25/49(1)	425,803	429,128
Mortgage Insurance-Linked Notes, Series 2021-3, Class M1A, VRN, 1.95%, (SOFR plus 1.90%), 2/25/34(1)	2,500,000	2,508,691
New Residential Mortgage Loan Trust, Series 2020-NQM2, Class M1 SEQ, VRN, 3.89%, 5/24/60(1)	1,475,000	1,509,259
Oaktown Re IV Ltd., Series 2020-1A, Class M2, VRN, 7.09%, (1-month LIBOR plus 7.00%), 7/25/30(1)	638,317	650,807
Oaktown Re V Ltd., Series 2020-2A, Class M2, VRN, 5.34%, (1-month LIBOR plus 5.25%), 10/25/30(1)	1,250,000	1,315,326
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 1.75%, (SOFR plus 1.70%), 12/27/33(1)	1,500,000	1,507,921
Residential Mortgage Loan Trust, Series 2020-2, Class M1 SEQ, VRN, 3.57%, 5/25/60(1)	1,800,000	1,848,149
Traingle RE Ltd., Series 2020-1, Class M2, VRN, 5.69%, (1-month LIBOR plus 5.60%), 10/25/30(1)	670,000	694,571
Traingle RE Ltd., Series 2021-1, Class M2, VRN, 3.99%, (1-month LIBOR plus 3.90%), 8/25/33(1)	850,000	853,543
Verus Securitization Trust, Series 2020-2, Class M1, VRN, 5.36%, 5/25/60(1)	1,225,000	1,289,142
Verus Securitization Trust, Series 2020-4, Class A3 SEQ, VRN, 2.32%, 5/25/65(1)	657,460	663,541
Verus Securitization Trust, Series 2020-INV1, Class M1 SEQ, VRN, 5.50%, 3/25/60(1)	1,450,000	1,537,881
Verus Securitization Trust 2021-R3, Series 2021-R3, Class A3, VRN, 1.38%, 4/25/64(1)	1,376,765	1,379,793
Vista Point Securitization Trust, Series 2020-1, Class B1, VRN, 5.375%, 3/25/65(1)	1,000,000	1,036,726
		54,984,547
13

	Principal Amount/Shares	Value
U.S. Government Agency Collateralized Mortgage Obligations — 0.6%
FHLMC, Series 2019-DNA3, Class B1, VRN, 3.34%, (1-month LIBOR plus 3.25%), 7/25/49(1)	$550,000	$558,638
FHLMC, Series 2020-HQA3, Class M2, VRN, 3.69%, (1-month LIBOR plus 3.60%), 7/25/50(1)	113,142	114,257
FNMA, Series 2014-C01, Class M2, VRN, 4.49%, (1-month LIBOR plus 4.40%), 1/25/24	1,557,716	1,614,230
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	2,083,601	369,797
FNMA, Series 2016-C03, Class 2M2, VRN, 5.99%, (1-month LIBOR plus 5.90%), 10/25/28	22,119	23,260
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	1,655,969	345,536
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	2,033,700	288,730
		3,314,448
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $58,168,295)		58,298,995
U.S. TREASURY SECURITIES — 8.4%
U.S. Treasury Notes, 0.25%, 4/15/23(4)	200,000	200,183
U.S. Treasury Notes, 0.125%, 8/31/23	1,000,000	997,422
U.S. Treasury Notes, 0.125%, 12/15/23(4)	500,000	497,754
U.S. Treasury Notes, 0.25%, 3/15/24(4)	1,000,000	996,719
U.S. Treasury Notes, 0.375%, 4/15/24	5,200,000	5,195,125
U.S. Treasury Notes, 0.25%, 5/15/24	4,000,000	3,981,094
U.S. Treasury Notes, 0.375%, 8/15/24	9,000,000	8,969,062
U.S. Treasury Notes, 0.375%, 9/15/24	19,000,000	18,919,844
U.S. Treasury Notes, 1.50%, 9/30/24	5,000,000	5,147,461
TOTAL U.S. TREASURY SECURITIES (Cost $44,951,193)		44,904,664
ASSET-BACKED SECURITIES — 6.3%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2 SEQ, 1.94%, 8/15/46(1)	2,850,000	2,868,218
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.45%, 7/15/46(1)	1,740,885	1,754,635
CAL Funding IV Ltd., Series 2020-1A, Class A SEQ, 2.22%, 9/25/45(1)	2,287,500	2,312,992
CARS-DB4 LP, Series 2020-1A, Class A4, 3.19%, 2/15/50(1)	1,297,021	1,328,130
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A SEQ, 2.74%, 8/15/41(1)	968,131	968,515
Castlelake Aircraft Structured Trust, Series 2021-1A, Class C, 7.00%, 1/15/46(1)	1,831,175	1,886,406
Diamond Resorts Owner Trust, Series 2021-1A, Class C, 2.70%, 11/21/33(1)	735,055	743,571
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(1)	1,500,000	1,522,793
FirstKey Homes Trust, Series 2021-SFR1, Class F1, 3.24%, 8/17/38(1)	1,000,000	999,331
GAIA Aviation Ltd., Series 2019-1, Class A, 3.97%, 12/15/44(1)	534,023	533,756
Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 2/25/32(1)	344,923	360,201
Lunar Aircarft Ltd., Series 2020-1A, Class A SEQ, 3.38%, 2/15/45(1)	1,904,231	1,890,282
MAPS Ltd., Series 2018-1A, Class A SEQ, 4.21%, 5/15/43(1)	963,844	973,561
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(1)	1,839,000	1,853,271
MVW LLC, Series 2019-2A, Class B, 2.44%, 10/20/38(1)	639,934	646,564
MVW Owner Trust, Series 2018-1A, Class B, 3.60%, 1/21/36(1)	91,556	94,720
14

	Principal Amount/Shares	Value
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A SEQ, 3.97%, 6/15/44(1)	$1,992,276	$1,989,343
Progress Residential Trust, Series 2020-SFR2, Class D, 3.87%, 6/17/37(1)	1,250,000	1,294,856
Progress Residential Trust, Series 2021-SFR1, Class D, 1.81%, 4/17/38(1)	1,500,000	1,485,740
Progress Residential Trust, Series 2021-SFR1, Class E, 2.11%, 4/17/38(1)	400,000	395,154
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A SEQ, 3.20%, 1/20/36(1)	150,932	155,890
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class B, 3.42%, 1/20/36(1)	241,490	249,091
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class D, 4.54%, 5/20/36(1)	345,111	353,036
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class D, 4.18%, 8/20/36(1)	235,190	237,728
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)	1,722,700	1,734,892
START Ireland, Series 2019-1, Class A SEQ, 4.09%, 3/15/44(1)	922,030	924,480
Start Ltd., Series 2018-1, Class A SEQ, 4.09%, 5/15/43(1)	1,508,660	1,507,523
Triton Container Finance VIII LLC, Series 2020-1A, Class A SEQ, 2.11%, 9/20/45(1)	1,830,000	1,846,483
VSE VOI Mortgage LLC, Series 2018-A, Class A SEQ, 3.56%, 2/20/36(1)	953,907	995,797
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	39,746	41,352
TOTAL ASSET-BACKED SECURITIES (Cost $33,887,217)		33,948,311
PREFERRED STOCKS — 6.0%
Banks — 3.3%
Banco do Brasil SA, 6.25%	800,000	798,884
Banco Santander SA, 4.75%	1,275,000	1,301,864
Bank of America Corp., 5.875%	2,000,000	2,285,200
Barclays plc, 4.375%	876,000	877,577
Citigroup, Inc., 5.35%	2,000,000	2,065,000
JPMorgan Chase & Co., 4.60%	4,765,000	4,878,169
M&T Bank Corp., 3.50%	810,000	805,950
PNC Financial Services Group, Inc. (The), 3.40%	2,564,000	2,564,000
Truist Financial Corp., 5.125%	2,000,000	2,160,000
		17,736,644
Capital Markets — 0.7%
Charles Schwab Corp. (The), Series H, 4.00%	1,950,000	2,013,863
Charles Schwab Corp. (The), Series I, 4.00%	1,075,000	1,123,375
Goldman Sachs Group, Inc. (The), 3.80%	445,000	456,681
		3,593,919
Consumer Finance — 0.7%
Ally Financial, Inc., 4.70%	1,930,000	2,021,675
Capital One Financial Corp., 3.95%	970,000	1,001,525
Discover Financial Services, 5.50%	564,000	613,491
		3,636,691
Insurance — 0.5%
Allianz SE, 3.20%(1)	3,050,000	2,966,125
Oil, Gas and Consumable Fuels — 0.1%
BP Capital Markets plc, 4.375%	600,000	640,890
15

	Principal Amount/Shares	Value
Trading Companies and Distributors — 0.7%
Air Lease Corp., 4.65%	1,212,000	$1,271,085
Aircastle Ltd., 5.25%(1)	2,230,000	2,282,516
		3,553,601
TOTAL PREFERRED STOCKS (Cost $31,870,621)		32,127,870
EXCHANGE-TRADED FUNDS — 2.7%
SPDR Blackstone Senior Loan ETF	227,559	10,472,265
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	152,528	4,177,742
TOTAL EXCHANGE-TRADED FUNDS (Cost $14,494,844)		14,650,007
BANK LOAN OBLIGATIONS(5) — 2.2%
Food Products — 0.3%
United Natural Foods, Inc., Term Loan B, 3.58%, (1-month LIBOR plus 3.50%), 10/22/25	$1,867,886	1,869,502
Health Care Providers and Services — 0.8%
Change Healthcare Holdings LLC, 2017 Term Loan B, 3.50%, (1-month LIBOR plus 2.50%, 3-month LIBOR plus 2.50%), 3/1/24	2,043,755	2,043,857
PPD, Inc., Initial Term Loan, 2.50%, (1-month LIBOR plus 2.00%), 1/13/28	1,991,247	1,990,420
		4,034,277
Hotels, Restaurants and Leisure — 0.4%
Scientific Games International, Inc., 2018 Term Loan B5, 2.83%, (1-month LIBOR plus 2.75%), 8/14/24	2,203,873	2,196,854
Pharmaceuticals — 0.7%
Bausch Health Companies Inc., 2018 Term Loan B, 3.08%, (1-month LIBOR plus 3.00%), 6/2/25	1,686,188	1,685,977
Horizon Therapeutics USA Inc., 2021 Term Loan B, 2.50%, (1-month LIBOR plus 2.00%), 3/15/28	1,002,960	1,002,333
Jazz Financing Lux S.a.r.l., USD Term Loan, 5/5/28(6)	1,000,000	1,002,505
		3,690,815
TOTAL BANK LOAN OBLIGATIONS (Cost $11,755,299)		11,791,448
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.9%
Brazil — 0.2%
Brazilian Government International Bond, 6.00%, 4/7/26	1,200,000	1,379,430
Dominican Republic — 0.2%
Dominican Republic International Bond, 6.875%, 1/29/26	1,000,000	1,157,510
Egypt — 0.3%
Egypt Government International Bond, 5.875%, 6/11/25	1,500,000	1,557,915
Namibia — 0.3%
Namibia International Bonds, 5.25%, 10/29/25	1,400,000	1,500,450
Oman — 0.4%
Oman Government International Bond, 4.125%, 1/17/23	1,250,000	1,277,754
Oman Government International Bond, 4.75%, 6/15/26	800,000	822,134
		2,099,888
South Africa — 0.3%
Republic of South Africa Government International Bond, 4.875%, 4/14/26	1,400,000	1,499,904
Trinidad — 0.2%
Trinidad & Tobago Government International Bond, 4.50%, 8/4/26	1,000,000	1,057,510
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $10,183,567)		10,252,607
16

	Principal Amount/Shares	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
ACRES Commercial Realty Corp., Series 2020-RSO8, Class C, VRN, 2.31%, (SOFR plus 2.26%), 3/15/35(1)	$1,000,000	$999,912
BXHPP Trust, Series 2021-FILM, Class D, VRN, 1.58%, (1-month LIBOR plus 1.50%), 8/15/36(1)	1,700,000	1,704,873
BXHPP Trust, Series 2021-FILM, Class E, VRN, 2.08%, (1-month LIBOR plus 2.00%), 8/15/36(1)	1,400,000	1,405,802
PFP Ltd., Series 2021-8, Class D, VRN, 2.25%, (1-month LIBOR plus 2.15%), 8/9/37(1)	900,000	899,437
PFP Ltd., Series 2019-5, Class D, VRN, 2.73%, (1-month LIBOR plus 2.65%), 4/14/36(1)	1,950,000	1,952,289
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $6,953,436)		6,962,313
CONVERTIBLE BONDS — 0.6%
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Apollo Commercial Real Estate Finance, Inc., 4.75%, 8/23/22 (Cost $3,010,097)	2,970,000	2,997,955
TEMPORARY CASH INVESTMENTS — 2.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 5/15/23, valued at $2,294,682), in a joint trading account at 0.02%, dated 9/30/21, due 10/1/21 (Delivery value $2,248,971)		2,248,969
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $7,645,948), at 0.01%, dated 9/30/21, due 10/1/21 (Delivery value $7,496,002)		7,496,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,623,214	2,623,214
TOTAL TEMPORARY CASH INVESTMENTS (Cost $12,368,183)		12,368,183
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $540,922,065)		542,568,599
OTHER ASSETS AND LIABILITIES — (1.2)%		(6,424,389)
TOTAL NET ASSETS — 100.0%		$536,144,210

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	564	December 2021	$124,110,844	$(142,477)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	690	December 2021	$84,692,110	$445,871
U.S. Treasury 10-Year Notes	395	December 2021	51,985,703	664,777
U.S. Treasury 10-Year Ultra Notes	70	December 2021	10,167,500	187,004
U.S. Treasury Long Bonds	1	December 2021	159,219	3,967
			$147,004,532	$1,301,619
^Amount represents value and unrealized appreciation (depreciation).

17

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $300,454,730, which represented 56.0% of total net assets. Of these securities, 1.5% of total net assets were deemed illiquid under policies approved by the Board of Trustees.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Perpetual maturity with no stated maturity date.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $1,212,844.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(6)The interest rate will be determined upon settlement of the bank loan obligation after period end.

See Notes to Financial Statements.
18

Statement of Assets and Liabilities

SEPTEMBER 30, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $540,922,065)	$542,568,599
Receivable for investments sold	5,294,504
Receivable for capital shares sold	4,222,584
Interest and dividends receivable	3,261,053
555,346,740

Liabilities
Payable for investments purchased	18,452,552
Payable for capital shares redeemed	443,856
Payable for variation margin on futures contracts	104,969
Accrued management fees	190,653
Distribution and service fees payable	6,502
Dividends payable	3,998
19,202,530

Net Assets	$536,144,210

Net Assets Consist of:
Capital paid in	$530,794,337
Distributable earnings	5,349,873
$536,144,210

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$214,312,328	21,725,910	$9.86
I Class	$293,470,239	29,762,630	$9.86
Y Class	$5,818	590	$9.86
A Class	$17,447,339	1,768,968	$9.86*
C Class	$3,483,343	353,124	$9.86
R Class	$280,598	28,441	$9.87
R5 Class	$52,808	5,353	$9.87
R6 Class	$7,091,737	718,803	$9.87
*Maximum offering price $10.09 (net asset value divided by 0.9775).

See Notes to Financial Statements.
19

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $877)	$5,463,894
Dividends	277,460
5,741,354

Expenses:
Management fees	932,845
Distribution and service fees:
A Class	21,735
C Class	15,889
R Class	778
Trustees' fees and expenses	13,138
Other expenses	825
985,210

Net investment income (loss)	4,756,144

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	3,020,241
Futures contract transactions	(1,140,156)
Swap agreement transactions	(105,682)
1,774,403

Change in net unrealized appreciation (depreciation) on:
Investments	(796,384)
Futures contracts	722,062
(74,322)

Net realized and unrealized gain (loss)	1,700,081

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,456,225

See Notes to Financial Statements.
20

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED) AND YEAR ENDED MARCH 31, 2021
Increase (Decrease) in Net Assets	September 30, 2021	March 31, 2021
Operations
Net investment income (loss)	$4,756,144	$5,593,946
Net realized gain (loss)	1,774,403	4,088,300
Change in net unrealized appreciation (depreciation)	(74,322)	10,066,443
Net increase (decrease) in net assets resulting from operations	6,456,225	19,748,689

Distributions to Shareholders
From earnings:
Investor Class	(1,944,247)	(2,411,112)
I Class	(2,803,109)	(3,607,226)
Y Class	(70,191)	(19,070)
A Class	(190,528)	(408,814)
C Class	(22,631)	(37,818)
R Class	(3,042)	(6,009)
R5 Class	(377)	(3,847)
R6 Class	(28,242)	(8,665)
Decrease in net assets from distributions	(5,062,367)	(6,502,561)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	219,093,818	106,311,079

Net increase (decrease) in net assets	220,487,676	119,557,207

Net Assets
Beginning of period	315,656,534	196,099,327
End of period	$536,144,210	$315,656,534

See Notes to Financial Statements.

21

Notes to Financial Statements

SEPTEMBER 30, 2021 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short Duration Strategic Income Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek income. As a secondary objective, the fund seeks long-term capital appreciation.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.
22

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. For convertible bonds, the premiums attributable only to the debt instrument are amortized. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

23

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees —The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class
0.51%	0.41%	0.31%	0.51%	0.51%	0.51%	0.31%	0.26%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2021 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.
24

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2021 totaled $470,615,691, of which $64,334,509 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2021 totaled $252,166,609, of which $57,148,500 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2021		Year ended March 31, 2021
	Shares	Amount	Shares	Amount
Investor Class
Sold	11,882,491	$117,230,184	6,334,115	$61,740,896
Issued in reinvestment of distributions	194,611	1,920,400	242,523	2,361,923
Redeemed	(2,508,508)	(24,744,353)	(4,949,303)	(47,245,329)
	9,568,594	94,406,231	1,627,335	16,857,490
I Class
Sold	16,531,515	163,045,900	17,398,171	169,410,270
Issued in reinvestment of distributions	284,141	2,803,008	369,877	3,607,200
Redeemed	(4,027,023)	(39,718,072)	(9,861,305)	(96,085,216)
	12,788,633	126,130,836	7,906,743	76,932,254
Y Class
Sold	63,792	629,268	592,260	5,847,635
Issued in reinvestment of distributions	6,535	64,527	1,941	19,070
Redeemed	(649,161)	(6,412,951)	(15,343)	(150,665)
	(578,834)	(5,719,156)	578,858	5,716,040
A Class
Sold	263,488	2,598,471	761,747	7,438,075
Issued in reinvestment of distributions	18,833	185,778	41,843	407,792
Redeemed	(590,962)	(5,820,724)	(230,588)	(2,248,063)
	(308,641)	(3,036,475)	573,002	5,597,804
C Class
Sold	113,055	1,116,029	204,245	1,985,430
Issued in reinvestment of distributions	2,294	22,631	3,874	37,810
Redeemed	(60,184)	(593,876)	(84,734)	(825,108)
	55,165	544,784	123,385	1,198,132
R Class
Sold	10,603	104,566	26,641	260,125
Issued in reinvestment of distributions	305	3,012	614	5,996
Redeemed	(19,445)	(191,785)	(11,531)	(111,709)
	(8,537)	(84,207)	15,724	154,412
R5 Class
Sold	2,645	26,135	8,320	79,365
Issued in reinvestment of distributions	38	377	393	3,797
Redeemed	(4)	(42)	(30,477)	(295,558)
	2,679	26,470	(21,764)	(212,396)
R6 Class
Sold	735,981	7,263,587	39,313	379,261
Issued in reinvestment of distributions	2,861	28,242	880	8,568
Redeemed	(47,246)	(466,494)	(32,956)	(320,486)
	691,596	6,825,335	7,237	67,343
Net increase (decrease)	22,210,655	$219,093,818	10,810,520	$106,311,079

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$240,671,584	—
Collateralized Loan Obligations	—	73,594,662	—
Collateralized Mortgage Obligations	—	58,298,995	—
U.S. Treasury Securities	—	44,904,664	—
Asset-Backed Securities	—	33,948,311	—
Preferred Stocks	—	32,127,870	—
Exchange-Traded Funds	$14,650,007	—	—
Bank Loan Obligations	—	11,791,448	—
Sovereign Governments and Agencies	—	10,252,607	—
Commercial Mortgage-Backed Securities	—	6,962,313	—
Convertible Bonds	—	2,997,955	—
Temporary Cash Investments	2,623,214	9,744,969	—
	$17,273,221	$525,295,378	—
Other Financial Instruments
Futures Contracts	$1,301,619	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$142,477	—	—

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7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $13,833,333.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $93,608,565 futures contracts purchased and $110,617,102 futures contracts sold.

Value of Derivative Instruments as of September 30, 2021

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$104,969
*Included in the unrealized appreciation (depreciation) on futures contracts, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2021

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(105,682)	Change in net unrealized appreciation (depreciation) on swap agreements	—
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(1,140,156)	Change in net unrealized appreciation (depreciation) on futures contracts	$722,062
		$(1,245,838)		$722,062

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8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. However, LIBOR is expected to be phased out and the transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$540,928,348
Gross tax appreciation of investments	$3,331,328
Gross tax depreciation of investments	(1,691,077)
Net tax appreciation (depreciation) of investments	$1,640,251

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$9.82	0.11	0.05	0.16	(0.12)	—	(0.12)	$9.86	1.64%	0.52%(4)	0.52%(4)	2.26%(4)	2.26%(4)	62%	$214,312
2021	$9.19	0.23	0.66	0.89	(0.26)	—	(0.26)	$9.82	9.74%	0.52%	0.55%	2.36%	2.33%	193%	$119,380
2020	$9.50	0.24	(0.30)	(0.06)	(0.25)	—	(0.25)	$9.19	(0.65)%	0.52%	0.61%	2.48%	2.39%	98%	$96,773
2019	$9.53	0.28	(0.02)	0.26	(0.29)	—	(0.29)	$9.50	2.75%	0.58%	0.66%	2.97%	2.89%	61%	$109,863
2018	$9.60	0.23	(0.09)	0.14	(0.21)	—	(0.21)	$9.53	1.50%	0.63%	0.75%	2.43%	2.31%	57%	$31,975
2017	$9.31	0.24	0.31	0.55	(0.25)	(0.01)	(0.26)	$9.60	5.96%	0.60%	0.75%	2.54%	2.39%	29%	$11,304
I Class
2021(3)	$9.82	0.12	0.05	0.17	(0.13)	—	(0.13)	$9.86	1.79%	0.42%(4)	0.42%(4)	2.36%(4)	2.36%(4)	62%	$293,470
2021	$9.19	0.24	0.66	0.90	(0.27)	—	(0.27)	$9.82	9.73%	0.42%	0.45%	2.46%	2.43%	193%	$166,606
2020	$9.49	0.25	(0.29)	(0.04)	(0.26)	—	(0.26)	$9.19	(0.44)%	0.42%	0.51%	2.58%	2.49%	98%	$83,287
2019	$9.53	0.29	(0.03)	0.26	(0.30)	—	(0.30)	$9.49	2.75%	0.48%	0.56%	3.07%	2.99%	61%	$13,463
2018(5)	$9.61	0.24	(0.11)	0.13	(0.21)	—	(0.21)	$9.53	1.39%	0.53%(4)	0.65%(4)	2.56%(4)	2.44%(4)	57%(6)	$19

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2021(3)	$9.82	0.12	0.05	0.17	(0.13)	—	(0.13)	$9.86	1.74%	0.32%(4)	0.32%(4)	2.46%(4)	2.46%(4)	62%	$6
2021	$9.19	0.26	0.65	0.91	(0.28)	—	(0.28)	$9.82	9.93%	0.32%	0.35%	2.56%	2.53%	193%	$5,691
2020	$9.50	0.26	(0.30)	(0.04)	(0.27)	—	(0.27)	$9.19	(0.45)%	0.32%	0.41%	2.68%	2.59%	98%	$5
2019	$9.53	0.29	(0.02)	0.27	(0.30)	—	(0.30)	$9.50	2.92%	0.38%	0.46%	3.17%	3.09%	61%	$5
2018(5)	$9.61	0.25	(0.11)	0.14	(0.22)	—	(0.22)	$9.53	1.49%	0.43%(4)	0.55%(4)	2.62%(4)	2.50%(4)	57%(6)	$5
A Class
2021(3)	$9.82	0.10	0.05	0.15	(0.11)	—	(0.11)	$9.86	1.51%	0.77%(4)	0.77%(4)	2.01%(4)	2.01%(4)	62%	$17,447
2021	$9.19	0.21	0.66	0.87	(0.24)	—	(0.24)	$9.82	9.46%	0.77%	0.80%	2.11%	2.08%	193%	$20,397
2020	$9.50	0.21	(0.29)	(0.08)	(0.23)	—	(0.23)	$9.19	(0.90)%	0.77%	0.86%	2.23%	2.14%	98%	$13,826
2019	$9.53	0.26	(0.03)	0.23	(0.26)	—	(0.26)	$9.50	2.50%	0.83%	0.91%	2.72%	2.64%	61%	$5,870
2018	$9.60	0.21	(0.09)	0.12	(0.19)	—	(0.19)	$9.53	1.25%	0.88%	1.00%	2.18%	2.06%	57%	$4,052
2017	$9.31	0.22	0.31	0.53	(0.23)	(0.01)	(0.24)	$9.60	5.69%	0.85%	1.00%	2.29%	2.14%	29%	$9,669
C Class
2021(3)	$9.82	0.06	0.05	0.11	(0.07)	—	(0.07)	$9.86	1.13%	1.52%(4)	1.52%(4)	1.26%(4)	1.26%(4)	62%	$3,483
2021	$9.19	0.14	0.65	0.79	(0.16)	—	(0.16)	$9.82	8.65%	1.52%	1.55%	1.36%	1.33%	193%	$2,926
2020	$9.50	0.14	(0.29)	(0.15)	(0.16)	—	(0.16)	$9.19	(1.63)%	1.52%	1.61%	1.48%	1.39%	98%	$1,605
2019	$9.53	0.19	(0.03)	0.16	(0.19)	—	(0.19)	$9.50	1.73%	1.58%	1.66%	1.97%	1.89%	61%	$1,090
2018	$9.60	0.14	(0.09)	0.05	(0.12)	—	(0.12)	$9.53	0.49%	1.63%	1.75%	1.43%	1.31%	57%	$398
2017	$9.31	0.15	0.30	0.45	(0.15)	(0.01)	(0.16)	$9.60	4.91%	1.60%	1.75%	1.54%	1.39%	29%	$1,206

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2021(3)	$9.82	0.09	0.06	0.15	(0.10)	—	(0.10)	$9.87	1.49%	1.02%(4)	1.02%(4)	1.76%(4)	1.76%(4)	62%	$281
2021	$9.19	0.18	0.66	0.84	(0.21)	—	(0.21)	$9.82	9.20%	1.02%	1.05%	1.86%	1.83%	193%	$363
2020	$9.50	0.19	(0.29)	(0.10)	(0.21)	—	(0.21)	$9.19	(1.14)%	1.02%	1.11%	1.98%	1.89%	98%	$195
2019	$9.53	0.24	(0.03)	0.21	(0.24)	—	(0.24)	$9.50	2.24%	1.08%	1.16%	2.47%	2.39%	61%	$671
2018	$9.60	0.19	(0.09)	0.10	(0.17)	—	(0.17)	$9.53	1.00%	1.13%	1.25%	1.93%	1.81%	57%	$58
2017	$9.31	0.19	0.31	0.50	(0.20)	(0.01)	(0.21)	$9.60	5.43%	1.10%	1.25%	2.04%	1.89%	29%	$1,032
R5 Class
2021(3)	$9.82	0.12	0.06	0.18	(0.13)	—	(0.13)	$9.87	1.84%	0.32%(4)	0.32%(4)	2.46%(4)	2.46%(4)	62%	$53
2021	$9.19	0.24	0.67	0.91	(0.28)	—	(0.28)	$9.82	9.84%	0.32%	0.35%	2.56%	2.53%	193%	$26
2020	$9.50	0.26	(0.30)	(0.04)	(0.27)	—	(0.27)	$9.19	(0.33)%	0.32%	0.41%	2.68%	2.59%	98%	$225
2019	$9.53	0.28	—(7)	0.28	(0.31)	—	(0.31)	$9.50	2.96%	0.38%	0.46%	3.17%	3.09%	61%	$226
2018	$9.60	0.25	(0.09)	0.16	(0.23)	—	(0.23)	$9.53	1.71%	0.43%	0.55%	2.63%	2.51%	57%	$7,267
2017	$9.31	0.26	0.31	0.57	(0.27)	(0.01)	(0.28)	$9.60	6.17%	0.40%	0.55%	2.74%	2.59%	29%	$7,146

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2021(3)	$9.82	0.12	0.06	0.18	(0.13)	—	(0.13)	$9.87	1.87%	0.27%(4)	0.27%(4)	2.51%(4)	2.51%(4)	62%	$7,092
2021	$9.19	0.27	0.64	0.91	(0.28)	—	(0.28)	$9.82	10.01%	0.27%	0.30%	2.61%	2.58%	193%	$267
2020	$9.50	0.26	(0.29)	(0.03)	(0.28)	—	(0.28)	$9.19	(0.39)%	0.27%	0.36%	2.73%	2.64%	98%	$184
2019	$9.53	0.29	(0.01)	0.28	(0.31)	—	(0.31)	$9.50	3.01%	0.33%	0.41%	3.22%	3.14%	61%	$164
2018	$9.60	0.26	(0.09)	0.17	(0.24)	—	(0.24)	$9.53	1.76%	0.38%	0.50%	2.68%	2.56%	57%	$1,070
2017	$9.31	0.27	0.30	0.57	(0.27)	(0.01)	(0.28)	$9.60	6.22%	0.35%	0.50%	2.79%	2.64%	29%	$1,052

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2021 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through March 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.
(7)Per-share amount was less than $0.005.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 16, 2021, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary service levels and quality, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided and to be provided by the Advisor and its affiliates to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans, COVID-19 pandemic response, vendor management practices, and social justice initiatives;
•the Advisor’s business continuity plans and cyber security practices;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.
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In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the
34

one-, three-, and five-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.
35

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

36

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

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Change in Independent Registered Public Accounting Firm

On June 16, 2021, the fund’s Audit and Compliance Committee and Board of Trustees approved a change to the fund’s independent registered public accountant. PricewaterhouseCoopers LLP resigned and Deloitte & Touche LLP was appointed as the independent registered public accounting firm for the fiscal year ending March 31, 2022.

During the fiscal years ended March 31, 2020 and March 31, 2021 and the subsequent interim period through June 16, 2021, there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to their satisfaction would have caused them to make reference to the subject matter of the disagreements in connection with their reports or reportable events, as such term is described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended. The audit reports of PricewaterhouseCoopers LLP on the financial statements of the fund for the fiscal years ended March 31, 2020 and March 31, 2021, did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.

During the fiscal years ended March 31, 2020 and March 31, 2021 and the subsequent interim period through June 16, 2021, neither the fund, nor anyone on its behalf, consulted with Deloitte & Touche LLP, on behalf of the fund, regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the fund’s financial statements, or any matter that was either the subject of a disagreement or a reportable event, as such terms are described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended.

The fund requested that PricewaterhouseCoopers LLP furnish it with a letter addressed to the Securities and Exchange Commission stating whether PricewaterhouseCoopers LLP agrees with the statements contained above. A copy of the letter from PricewaterhouseCoopers LLP to the Securities and Exchange Commission is filed as an exhibit hereto.

38

Notes

39

Notes

40

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
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Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90820 2111

Semiannual Report

September 30, 2021

Strategic Income Fund
Investor Class (ASIEX)
I Class (ASIGX)
Y Class (ASYIX)
A Class (ASIQX)
C Class (ASIHX)
R Class (ASIWX)
R5 Class (ASIJX)
R6 Class (ASIPX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks, Bonds Advanced Amid Growing Concerns

Broad market sentiment was upbeat to start the period. Investors generally looked beyond pandemic-related challenges to improving growth and corporate earnings data. Ongoing support from leading central banks and governments helped maintain investor confidence in the financial markets and strengthen the overall global economic outlook.

However, a summer surge in COVID-19 cases arising from the delta variant triggered worries about the recovery’s sustainability. Most economic and corporate earnings data remained favorable, but the labor market was a notable exception. Despite record job openings, job growth remained weak, complicating reopening efforts for many businesses.

In this climate, U.S. Treasury yields generally declined through early August. From there, yields rose amid soaring inflation triggered by mounting supply chain disruptions and rising energy and housing prices. Congressional debate on the debt ceiling and the $3.5 trillion "human infrastructure" bill added to inflation worries. Year-over-year headline inflation reached 5.4% in September, matching a 13-year high.

Meanwhile, in September, the Federal Reserve hinted it may start scaling back its monetary support by year-end. This prompted a spike in Treasury yields and a sell-off among stocks. A credit crisis in China’s troubled property sector also weighed on stocks. Overall, though, strong performance in the first half of the reporting period led to positive six-month returns for most broad stock and bond indices.

Several Factors Shaping Market Dynamics

The return to pre-pandemic life is progressing, albeit somewhat cautiously due to COVID-19’s delta variant. As the economy and markets respond to this fluid backdrop, investors will face opportunities and ongoing challenges. Economic growth, inflation, the virus’s trajectory, supply chain normalization and fiscal and monetary policy likely will sway market dynamics.
We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2021
Types of Investments in Portfolio	% of net assets
Corporate Bonds	56.0%
Collateralized Loan Obligations	12.0%
Collateralized Mortgage Obligations	9.2%
Preferred Stocks	9.2%
Asset-Backed Securities	5.3%
Sovereign Governments and Agencies	2.8%
U.S. Treasury Securities	1.3%
Bank Loan Obligations	0.6%
Convertible Bonds	0.5%
Commercial Mortgage-Backed Securities	0.4%
Temporary Cash Investments	5.0%
Temporary Cash Investments - Securities Lending Collateral	3.6%
Other Assets and Liabilities	(5.9)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2021 to September 30, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period(1) 4/1/21 - 9/30/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,030.10	$3.77	0.74%
I Class	$1,000	$1,029.70	$3.26	0.64%
Y Class	$1,000	$1,031.10	$2.75	0.54%
A Class	$1,000	$1,028.90	$5.04	0.99%
C Class	$1,000	$1,024.00	$8.83	1.74%
R Class	$1,000	$1,026.60	$6.30	1.24%
R5 Class	$1,000	$1,031.20	$2.75	0.54%
R6 Class	$1,000	$1,031.40	$2.50	0.49%
Hypothetical
Investor Class	$1,000	$1,021.36	$3.75	0.74%
I Class	$1,000	$1,021.86	$3.24	0.64%
Y Class	$1,000	$1,022.36	$2.74	0.54%
A Class	$1,000	$1,020.11	$5.01	0.99%
C Class	$1,000	$1,016.35	$8.80	1.74%
R Class	$1,000	$1,018.85	$6.28	1.24%
R5 Class	$1,000	$1,022.36	$2.74	0.54%
R6 Class	$1,000	$1,022.61	$2.48	0.49%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2021 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 56.0%
Aerospace and Defense — 0.4%
TransDigm, Inc., 4.625%, 1/15/29	$220,000	$220,000
Airlines — 1.4%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	180,000	189,450
British Airways 2021-1 Class B Pass Through Trust, 3.90%, 3/15/33(1)	160,000	161,926
United Airlines Pass Through Trust, 4.875%, 7/15/27	258,787	274,439
United Airlines, Inc., 4.625%, 4/15/29(1)	224,000	231,773
		857,588
Auto Components — 0.4%
Iochpe-Maxion Austria GmbH / Maxion Wheels de Mexico S de RL de CV, 5.00%, 5/7/28(1)	250,000	250,109
Banks — 1.5%
Banco GNB Sudameris SA, VRN, 7.50%, 4/16/31(1)	250,000	255,300
CIT Group, Inc., VRN, 4.125%, 11/13/29	210,000	216,736
Intesa Sanpaolo SpA, 4.95%, 6/1/42(1)	200,000	207,549
UniCredit SpA, VRN, 3.13%, 6/3/32(1)	200,000	202,816
		882,401
Biotechnology — 0.8%
Grifols Escrow Issuer SA, 4.75%, 10/15/28(1)(2)	200,000	204,600
HCRX Investments Holdco LP, 4.50%, 8/1/29(1)	250,000	251,564
		456,164
Building Products — 0.4%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	224,000	238,981
Capital Markets — 4.2%
Ares Finance Co. III LLC, VRN, 4.125%, 6/30/51(1)	190,000	196,770
Bain Capital Specialty Finance, Inc., 2.95%, 3/10/26	140,000	142,787
Banco BTG Pactual SA, 4.50%, 1/10/25	200,000	205,752
Blue Owl Finance LLC, 4.125%, 10/7/51(1)(2)	121,000	118,701
CI Financial Corp., 4.10%, 6/15/51	125,000	134,625
Coinbase Global, Inc., 3.375%, 10/1/28(1)	135,000	129,881
FS KKR Capital Corp., 3.40%, 1/15/26	54,000	56,448
FS KKR Capital Corp., 2.625%, 1/15/27	126,000	126,390
Hercules Capital, Inc., 2.625%, 9/16/26	155,000	155,037
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27	295,000	306,431
Main Street Capital Corp., 3.00%, 7/14/26	62,000	63,277
Morgan Stanley, VRN, 2.48%, 9/16/36	187,000	183,121
Owl Rock Technology Finance Corp., 2.50%, 1/15/27	210,000	210,954
Prospect Capital Corp., 3.36%, 11/15/26	480,000	487,905
		2,518,079
Chemicals — 0.3%
Diamond BC BV, 4.625%, 10/1/29(1)	170,000	172,765
Commercial Services and Supplies — 0.4%
GFL Environmental, Inc., 4.00%, 8/1/28(1)	220,000	218,625
Communications Equipment — 0.8%
CommScope, Inc., 8.25%, 3/1/27(1)	485,000	508,268
6

	Principal Amount/Shares	Value
Construction and Engineering — 1.3%
Arcosa, Inc., 4.375%, 4/15/29(1)	$80,000	$81,100
GMR Hyderabad International Airport Ltd., 4.75%, 2/2/26	200,000	199,565
GMR Hyderabad International Airport Ltd., 4.75%, 2/2/26(1)(3)	200,000	199,566
IHS Netherlands Holdco BV, 7.125%, 3/18/25	200,000	206,500
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/28(1)(2)	68,000	68,935
		755,666
Consumer Finance — 0.2%
LFS Topco LLC, 5.875%, 10/15/26(1)	104,000	107,257
Containers and Packaging — 0.3%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)	200,000	203,875
Diversified Financial Services — 0.7%
Midcap Financial Issuer Trust, 5.625%, 1/15/30(1)	200,000	198,353
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 2/11/25(1)	250,000	252,301
		450,654
Electric Utilities — 1.8%
Comision Federal de Electricidad, 3.875%, 7/26/33(1)	200,000	197,249
Duke Energy Corp., VRN, 3.25%, 1/15/82	170,000	169,311
FEL Energy VI Sarl, 5.75%, 12/1/40(1)	497,309	521,077
Inkia Energy Ltd., 5.875%, 11/9/27(3)	200,000	208,430
		1,096,067
Energy Equipment and Services — 0.9%
Guara Norte Sarl, 5.20%, 6/15/34(1)	540,260	543,809
Entertainment — 0.4%
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	250,000	248,828
Equity Real Estate Investment Trusts (REITs) — 5.1%
American Finance Trust, Inc. / American Finance Operating Partrner LP, 4.50%, 9/30/28(1)(2)	105,000	105,431
EPR Properties, 4.75%, 12/15/26	230,000	252,066
EPR Properties, 4.95%, 4/15/28	280,000	307,940
IIP Operating Partnership LP, 5.50%, 5/25/26(1)	320,000	335,762
Iron Mountain, Inc., 4.875%, 9/15/29(1)	300,000	314,625
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 3/15/31	245,000	250,206
National Health Investors, Inc., 3.00%, 2/1/31	245,000	238,489
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	130,000	132,463
Piedmont Operating Partnership LP, 2.75%, 4/1/32	133,000	130,890
RHP Hotel Properties LP / RHP Finance Corp., 4.75%, 10/15/27	104,000	107,768
RHP Hotel Properties LP / RHP Finance Corp., 4.50%, 2/15/29(1)	209,000	209,702
Sabra Health Care LP, 3.20%, 12/1/31	129,000	126,499
Tanger Properties LP, 2.75%, 9/1/31	195,000	188,865
XHR LP, 4.875%, 6/1/29(1)	333,000	342,437
		3,043,143
Food and Staples Retailing — 1.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.875%, 2/15/30(1)	221,000	238,404
United Natural Foods, Inc., 6.75%, 10/15/28(1)	425,000	460,593
		698,997
Food Products — 1.4%
MARB BondCo plc, 3.95%, 1/29/31(1)	600,000	573,912
7

	Principal Amount/Shares	Value
US Foods, Inc., 4.75%, 2/15/29(1)	$250,000	$256,901
		830,813
Health Care Equipment and Supplies — 0.4%
Mozart Debt Merger Sub, Inc., 5.25%, 10/1/29(1)(2)	250,000	254,075
Health Care Providers and Services — 0.7%
CHS / Community Health Systems, Inc., 6.875%, 4/15/29(1)	200,000	200,747
Tenet Healthcare Corp., 6.125%, 10/1/28(1)	210,000	220,870
		421,617
Hotels, Restaurants and Leisure — 2.3%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	64,000	64,880
Carnival Corp., 5.75%, 3/1/27(1)	170,000	175,950
Penn National Gaming, Inc., 4.125%, 7/1/29(1)	273,000	270,174
Scientific Games International, Inc., 7.25%, 11/15/29(1)	224,000	251,975
Studio City Finance Ltd., 5.00%, 1/15/29(1)	200,000	184,703
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	220,000	220,388
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)(3)	215,000	217,460
		1,385,530
Household Durables — 0.4%
Mattamy Group Corp., 4.625%, 3/1/30(1)	228,000	233,374
Independent Power and Renewable Electricity Producers — 0.7%
Calpine Corp., 4.625%, 2/1/29(1)	225,000	221,906
Continuum Energy Levanter Pte Ltd., 4.50%, 2/9/27(1)	198,500	205,696
		427,602
Insurance — 2.3%
American International Group, Inc., 6.25%, 5/1/36	100,000	139,540
American International Group, Inc., 4.50%, 7/16/44	100,000	122,253
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	88,000	89,013
Global Atlantic Fin Co., VRN, 4.70%, 10/15/51(1)	270,000	279,389
Sammons Financial Group, Inc., 3.35%, 4/16/31(1)	136,000	141,465
SBL Holdings, Inc., 5.00%, 2/18/31(1)	310,000	331,115
SBL Holdings, Inc., VRN, 6.50%(1)(4)	265,000	262,350
		1,365,125
Interactive Media and Services — 0.3%
Weibo Corp., 3.50%, 7/5/24	200,000	208,402
Internet and Direct Marketing Retail — 0.6%
B2W Digital Lux Sarl, 4.375%, 12/20/30(1)	200,000	195,250
B2W Digital Lux Sarl, 4.375%, 12/20/30	200,000	195,250
		390,500
IT Services — 0.2%
MoneyGram International, Inc., 5.375%, 8/1/26(1)	100,000	101,625
Machinery — 0.4%
GrafTech Finance, Inc., 4.625%, 12/15/28(1)	250,000	256,875
Media — 3.3%
AMC Networks, Inc., 4.25%, 2/15/29	320,000	318,800
CSC Holdings LLC, 7.50%, 4/1/28(1)	225,000	243,456
Sinclair Television Group, Inc., 5.875%, 3/15/26(1)	245,000	250,512
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)	285,000	278,944
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	197,000	213,253
ViacomCBS, Inc., VRN, 6.25%, 2/28/57	200,000	229,314
VTR Finance NV, 6.375%, 7/15/28(1)	400,000	431,746
		1,966,025
8

	Principal Amount/Shares	Value
Metals and Mining — 4.5%
Alcoa Nederland Holding BV, 4.125%, 3/31/29(1)	$250,000	$260,475
Allegheny Technologies, Inc., 4.875%, 10/1/29	150,000	150,750
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)(3)	228,000	233,130
CSN Inova Ventures, 6.75%, 1/28/28(1)	200,000	213,600
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	200,000	202,750
GUSAP III LP, 4.25%, 1/21/30(1)(3)	200,000	214,000
HTA Group Ltd., 7.00%, 12/18/25(1)	275,000	290,073
Indonesia Asahan Aluminium (Persero) PT, 5.45%, 5/15/30(1)	400,000	460,500
Kaiser Aluminum Corp., 4.50%, 6/1/31(1)	219,000	224,749
Novelis Corp., 4.75%, 1/30/30(1)	218,000	229,761
United States Steel Corp., 6.875%, 3/1/29(3)	220,000	234,845
		2,714,633
Mortgage Real Estate Investment Trusts (REITs) — 1.1%
Blackstone Mortgage Trust, Inc., 3.75%, 1/15/27(1)(2)	325,000	322,563
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	340,000	338,028
		660,591
Multiline Retail — 0.7%
JSM Global Sarl, 4.75%, 10/20/30(1)	400,000	407,504
Oil, Gas and Consumable Fuels — 7.4%
Antero Resources Corp., 7.625%, 2/1/29(1)	167,000	186,915
Antero Resources Corp., 5.375%, 3/1/30(1)	130,000	137,072
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/25(1)	250,000	270,625
Callon Petroleum Co., 8.00%, 8/1/28(1)	150,000	148,367
Comstock Resources, Inc., 5.875%, 1/15/30(1)	260,000	270,763
CrownRock LP / CrownRock Finance, Inc., 5.00%, 5/1/29(1)	200,000	209,070
Diamondback Energy, Inc., 3.50%, 12/1/29	250,000	267,525
Energean Israel Finance Ltd., 4.50%, 3/30/24(1)	127,000	129,890
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	220,000	228,525
Geopark Ltd., 5.50%, 1/17/27(1)	600,000	591,960
MC Brazil Downstream Trading SARL, 7.25%, 6/30/31(1)	200,000	201,386
Medco Bell Pte Ltd., 6.375%, 1/30/27(1)	200,000	202,004
MEG Energy Corp., 5.875%, 2/1/29(1)	215,000	220,203
Occidental Petroleum Corp., 6.375%, 9/1/28	150,000	175,688
Occidental Petroleum Corp., 6.125%, 1/1/31	250,000	300,431
Petroleos Mexicanos, 5.95%, 1/28/31	300,000	291,217
Petrorio Luxembourg Sarl, 6.125%, 6/9/26(1)	200,000	201,700
Rockcliff Energy II LLC, 5.50%, 10/15/29(1)(2)	145,000	147,356
Southwestern Energy Co., 5.375%, 3/15/30	220,000	237,704
		4,418,401
Paper and Forest Products — 0.3%
Sylvamo Corp., 7.00%, 9/1/29(1)	200,000	204,894
Pharmaceuticals — 1.3%
180 Medical, Inc., 3.875%, 10/15/29(1)(2)	200,000	203,000
AdaptHealth LLC, 4.625%, 8/1/29(1)	280,000	280,140
Bausch Health Cos., Inc., 4.875%, 6/1/28(1)	275,000	285,312
		768,452
Real Estate Management and Development — 0.3%
Howard Hughes Corp. (The), 4.375%, 2/1/31(1)	182,000	183,303
9

	Principal Amount/Shares	Value
Semiconductors and Semiconductor Equipment — 0.3%
Qorvo, Inc., 4.375%, 10/15/29	$103,000	$112,399
Qorvo, Inc., 3.375%, 4/1/31(1)	53,000	55,949
		168,348
Software — 0.5%
NCR Corp., 5.125%, 4/15/29(1)	275,000	283,938
Specialty Retail — 1.2%
BCPE Ulysses Intermediate, Inc., 7.75% Cash or 8.50% PIK, 4/1/27(1)(5)	250,000	248,519
LBM Acquisition LLC, 6.25%, 1/15/29(1)	222,000	222,203
Rent-A-Center, Inc., 6.375%, 2/15/29(1)	225,000	243,000
		713,722
Technology Hardware, Storage and Peripherals — 0.7%
EMC Corp., 3.375%, 6/1/23	416,000	430,040
Thrifts and Mortgage Finance — 1.4%
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	300,000	292,125
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(1)	305,000	319,655
PennyMac Financial Services, Inc., 5.375%, 10/15/25(1)	200,000	205,940
		817,720
Wireless Telecommunication Services — 0.8%
Kenbourne Invest SA, 6.875%, 11/26/24(1)	200,000	210,530
Vodafone Group plc, VRN, 4.125%, 6/4/81	270,000	273,614
		484,144
TOTAL CORPORATE BONDS (Cost $33,229,714)		33,568,529
COLLATERALIZED LOAN OBLIGATIONS — 12.0%
Allegany Park CLO Ltd., Series 2019-1A, Class C, VRN, 2.68%, (3-month LIBOR plus 2.55%), 1/20/33(1)	150,000	150,409
Anchorage Credit Opportunities CLO Ltd., Series 2019-1A, Class B1, VRN, 3.03%, (3-month LIBOR plus 2.90%), 1/20/32(1)	150,000	150,635
Apidos CLO XXI, Series 2015-21A, Class DR, VRN, 5.33%, (3-month LIBOR plus 5.20%), 7/18/27(1)	275,000	273,124
Apidos CLO XXXIV, Series 2020-34A, Class C, VRN, 2.43%, (3-month LIBOR plus 2.30%), 1/20/33(1)	275,000	275,664
Ares LVI CLO Ltd., Series 2020-56A, Class D1, VRN, 3.875%, (3-month LIBOR plus 3.75%), 10/25/31(1)	250,000	251,198
Ares XLI CLO Ltd., Series 2016-41A, Class CR, VRN, 1.93%, (3-month LIBOR plus 1.80%), 4/15/34(1)	300,000	299,850
BDS Ltd., Series 2020-FL5, Class D, VRN, 2.66%, (SOFR plus 2.61%), 2/16/37(1)	250,000	249,894
CIFC Funding Ltd., Series 2017-3A, Class C, VRN, 3.78%, (3-month LIBOR plus 3.65%), 7/20/30(1)	250,000	251,000
Elmwood CLO I Ltd., Series 2019-1A, Class DR, VRN, 4.53%, (3-month LIBOR plus 4.40%), 10/20/33(1)	250,000	255,245
Elmwood CLO IV Ltd., Series 2020-1A, Class C, VRN, 2.18%, (3-month LIBOR plus 2.05%), 4/15/33(1)	150,000	150,008
Elmwood CLO IV Ltd., Series 2020-1A, Class D, VRN, 3.28%, (3-month LIBOR plus 3.15%), 4/15/33(1)	350,000	350,018
Goldentree Loan Management US CLO Ltd., Series 2017-1A, Class ER2, VRN, 6.63%, (3-month LIBOR plus 6.50%), 4/20/34(1)	350,000	351,120
Kayne CLO 7 Ltd., Series 2020-7A, Class E, VRN, 6.63%, (3-month LIBOR plus 6.50%), 4/17/33(1)	125,000	125,141
10

	Principal Amount/Shares	Value
Madison Park Funding XIX Ltd., Series 2015-19A, Class DR, VRN, 4.49%, (3-month LIBOR plus 4.35%), 1/22/28(1)	$275,000	$275,161
Magnetite XXIII Ltd., Series 2019-23A, Class D, VRN, 3.73%, (3-month LIBOR plus 3.60%), 10/25/32(1)	425,000	427,209
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class BR2, VRN, 2.28%, (3-month LIBOR plus 2.15%), 10/21/30(1)	275,000	275,298
OHA Credit Funding 7 Ltd., Series 2020-7A, Class D, VRN, 3.78%, (3-month LIBOR plus 3.65%), 10/19/32(1)	250,000	251,153
OHA Loan Funding Ltd., Series 2016-1A, Class DR, VRN, 3.13%, (3-month LIBOR plus 3.00%), 1/20/33(1)	500,000	502,147
Park Avenue Institutional Advisers CLO Ltd., Series 2018-1A, Class C, VRN, 3.46%, (3-month LIBOR plus 3.33%), 10/20/31(1)	450,000	448,420
Reese Park CLO Ltd., Series 2020-1A, Class C1, VRN, 2.58%, (3-month LIBOR plus 2.45%), 10/15/32(1)	250,000	250,302
Rockford Tower CLO Ltd., Series 2017-3A, Class D, VRN, 2.78%, (3-month LIBOR plus 2.65%), 10/20/30(1)	450,000	446,206
Rockford Tower CLO Ltd., Series 2018-1A, Class D, VRN, 3.13%, (3-month LIBOR plus 3.00%), 5/20/31(1)	250,000	250,919
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 2.48%, (3-month LIBOR plus 2.35%), 1/20/32(1)	100,000	100,166
Silver Creek CLO Ltd., Series 2014-1A, Class CR, VRN, 2.43%, (3-month LIBOR plus 2.30%), 7/20/30(1)	300,000	299,982
Silver Creek CLO Ltd., Series 2014-1A, Class DR, VRN, 3.48%, (3-month LIBOR plus 3.35%), 7/20/30(1)	250,000	250,851
Tryon Park CLO Ltd., Series 2013-1A, Class CR, VRN, 2.83%, (3-month LIBOR plus 2.70%), 4/15/29(1)	270,000	270,141
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $7,156,067)		7,181,261
COLLATERALIZED MORTGAGE OBLIGATIONS — 9.2%
Private Sponsor Collateralized Mortgage Obligations — 7.8%
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 12/25/45(1)	16,878	17,087
Angel Oak Mortgage Trust, Series 2019-4, Class A3 SEQ, VRN, 3.30%, 7/26/49(1)	26,513	26,739
Angel Oak Mortgage Trust, Series 2021-3, Class M1, VRN, 2.48%, 5/25/66(1)	400,000	401,425
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.37%, (1-year H15T1Y plus 2.25%), 2/25/36	14,097	14,413
Bellemeade Re Ltd., Series 2017-1, Class B1 SEQ, VRN, 4.84%, (1-month LIBOR plus 4.75%), 10/25/27(1)	250,000	259,475
Bellemeade Re Ltd., Series 2017-1, Class M2, VRN, 3.44%, (1-month LIBOR plus 3.35%), 10/25/27(1)	123,377	124,642
Bellemeade Re Ltd., Series 2020-4A, Class M2B, VRN, 3.69%, (1-month LIBOR plus 3.60%), 6/25/30(1)	300,000	303,737
Bellemeade Re Ltd., Series 2021-3A, Class M1C, VRN, 1.60%, (SOFR plus 1.55%), 9/25/31(1)	175,000	175,328
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 1.97%, 8/25/34	33,339	34,371
Deephaven Residential Mortgage Trust, Series 2020-1, Class B1, VRN, 3.66%, 1/25/60(1)	225,000	225,678
Ellington Financial Mortgage Trust, Series 2020-1, Class B1, VRN, 5.30%, 5/25/65(1)	250,000	260,561
Farm Mortgage Trust, Series 2021-1, Class B, VRN, 3.25%, 1/25/51(1)(2)	150,000	129,642
11

	Principal Amount/Shares	Value
Flagstar Mortgage Trust, Series 2020-1INV, Class B4, VRN, 4.23%, 3/25/50(1)	$243,125	$245,167
Home RE Ltd., Series 2020-1, Class B1, VRN, 7.09%, (1-month LIBOR plus 7.00%), 10/25/30(1)	225,000	233,290
J.P. Morgan Wealth Management, Series 2021-CL1, Class M5, VRN, 3.70%, (SOFR plus 3.65%), 3/25/51(1)	131,828	133,759
JP Morgan Mortgage Trust, Series 2019-INV1, Class B4, VRN, 5.01%, 10/25/49(1)	287,771	297,875
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.17%, 11/25/35	20,329	20,418
Mortgage Insurance-Linked Notes, Series 2021-3, Class M1A, VRN, 1.95%, (SOFR plus 1.90%), 2/25/34(1)	250,000	250,869
Oaktown Re IV Ltd., Series 2020-1A, Class M2, VRN, 7.09%, (1-month LIBOR plus 7.00%), 7/25/30(1)	127,663	130,161
Oaktown Re V Ltd., Series 2020-2A, Class M2, VRN, 5.34%, (1-month LIBOR plus 5.25%), 10/25/30(1)	250,000	263,065
Traingle RE Ltd., Series 2020-1, Class M2, VRN, 5.69%, (1-month LIBOR plus 5.60%), 10/25/30(1)	130,000	134,767
Traingle RE Ltd., Series 2021-1, Class M2, VRN, 3.99%, (1-month LIBOR plus 3.90%), 8/25/33(1)	150,000	150,625
Verus Securitization Trust, Series 2020-2, Class M1, VRN, 5.36%, 5/25/60(1)	200,000	210,472
Verus Securitization Trust, Series 2021-3, Class M1, VRN, 2.40%, 6/25/66(1)	400,000	400,056
Vista Point Securitization Trust, Series 2020-1, Class B1, VRN, 5.375%, 3/25/65(1)	200,000	207,345
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	4,073	3,986
		4,654,953
U.S. Government Agency Collateralized Mortgage Obligations — 1.4%
FHLMC, Series 2019-DNA2, Class B1, VRN, 4.44%, (1-month LIBOR plus 4.35%), 3/25/49(1)	100,000	104,262
FHLMC, Series 2019-DNA3, Class B1, VRN, 3.34%, (1-month LIBOR plus 3.25%), 7/25/49(1)	120,000	121,885
FNMA, Series 2014-C01, Class M2, VRN, 4.49%, (1-month LIBOR plus 4.40%), 1/25/24	289,290	299,785
FNMA, Series 2015-C02, Class 1M2, VRN, 4.09%, (1-month LIBOR plus 4.00%), 5/25/25	113,992	116,162
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	458,629	81,397
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	391,643	81,721
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	323,232	45,890
		851,102
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,444,625)		5,506,055
PREFERRED STOCKS — 9.2%
Banks — 5.1%
Banco do Brasil SA, 6.25%	200,000	199,721
Banco Mercantil del Norte SA, 8.375%(1)	200,000	236,498
Banco Santander SA, 4.75%	115,000	117,423
Bank of America Corp., 5.875%	400,000	457,040
Barclays plc, 4.375%	200,000	200,360
Citigroup, Inc., 5.35%	225,000	232,312
Huntington Bancshares, Inc., 5.625%(3)	150,000	176,423
JPMorgan Chase & Co., 4.60%	745,000	762,694
M&T Bank Corp., 3.50%	28,000	27,860
12

	Principal Amount/Shares	Value
PNC Financial Services Group, Inc. (The), 3.40%	284,000	$284,000
Truist Financial Corp., 5.125%	300,000	324,000
		3,018,331
Capital Markets — 1.3%
Charles Schwab Corp. (The), Series H, 4.00%	535,000	552,521
Charles Schwab Corp. (The), Series I, 4.00%	165,000	172,425
Goldman Sachs Group, Inc. (The), 3.80%(3)	64,000	65,680
		790,626
Consumer Finance — 1.3%
Ally Financial, Inc., 4.70%	340,000	356,150
Capital One Financial Corp., 3.95%	130,000	134,225
Discover Financial Services, 5.50%	274,000	298,043
		788,418
Insurance — 0.4%
Allianz SE, 3.20%(1)	255,000	247,988
Trading Companies and Distributors — 1.1%
Air Lease Corp., 4.65%(3)	262,000	274,773
Aircastle Ltd., 5.25%(1)	375,000	383,831
		658,604
TOTAL PREFERRED STOCKS (Cost $5,409,237)		5,503,967
ASSET-BACKED SECURITIES — 5.3%
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.45%, 7/15/46(1)	$248,698	250,662
CARS-DB4 LP, Series 2020-1A, Class B1, 4.17%, 2/15/50(1)	200,000	206,501
CARS-DB4 LP, Series 2020-1A, Class B2, 4.52%, 2/15/50(1)	100,000	104,586
FirstKey Homes Trust, Series 2021-SFR1, Class F1, 3.24%, 8/17/38(1)	100,000	99,933
GAIA Aviation Ltd., Series 2019-1, Class A, 3.97%, 12/15/44(1)	165,846	165,763
InStar Leasing III LLC, Series 2021-1A, Class A SEQ, 2.30%, 2/15/54(1)	193,724	193,783
MACH 1 Cayman Ltd., Series 2019-1, Class A SEQ, 3.47%, 10/15/39(1)	219,029	219,015
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(1)	490,400	494,205
MVW LLC, Series 2019-2A, Class B, 2.44%, 10/20/38(1)	102,389	103,450
Progress Residential Trust, Series 2021-SFR1, Class F, 2.76%, 4/17/38(1)	300,000	296,320
SAPPHIRE AVIATION FINANCE II Ltd., Series 2020-1A, Class A SEQ, 3.23%, 3/15/40(1)	211,668	210,417
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class B, 2.75%, 8/20/36(1)	78,397	79,732
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)	246,100	247,842
START Ireland, Series 2019-1, Class A SEQ, 4.09%, 3/15/44(1)	151,153	151,554
Start Ltd., Series 2018-1, Class A SEQ, 4.09%, 5/15/43(1)	180,383	180,247
Trinity Rail Leasing LP, Series 2009-1A, Class A SEQ, 6.66%, 11/16/39(1)	145,406	159,176
TOTAL ASSET-BACKED SECURITIES (Cost $3,166,351)		3,163,186
SOVEREIGN GOVERNMENTS AND AGENCIES — 2.8%
Oman — 0.7%
Oman Government International Bond, 4.75%, 6/15/26	400,000	411,067
13

	Principal Amount/Shares	Value
South Africa — 1.1%
Republic of South Africa Government International Bond, 5.875%, 6/22/30(3)	$600,000	$663,431
Turkey — 1.0%
Turkey Government International Bond, 6.875%, 3/17/36	650,000	632,935
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,730,456)		1,707,433
U.S. TREASURY SECURITIES — 1.3%
U.S. Treasury Notes, 0.375%, 4/15/24(6)	70,000	69,934
U.S. Treasury Notes, 0.375%, 8/15/24	700,000	697,594
U.S. Treasury Notes, 1.625%, 8/15/29(6)	50,000	50,940
TOTAL U.S. TREASURY SECURITIES (Cost $818,465)		818,468
BANK LOAN OBLIGATIONS(7) — 0.6%
Food Products — 0.1%
United Natural Foods, Inc., Term Loan B, 3.58%, (1-month LIBOR plus 3.50%), 10/22/25	57,859	57,909
Pharmaceuticals — 0.5%
Horizon Therapeutics USA Inc., 2021 Term Loan B, 2.50%, (1-month LIBOR plus 2.00%), 3/15/28	167,160	167,055
Jazz Financing Lux S.a.r.l., USD Term Loan, 5/5/28(8)	150,000	150,376
		317,431
TOTAL BANK LOAN OBLIGATIONS (Cost $374,870)		375,340
CONVERTIBLE BONDS — 0.5%
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Apollo Commercial Real Estate Finance, Inc., 4.75%, 8/23/22 (Cost $289,156)	285,000	287,683
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class C, VRN, 1.99%, (1-month LIBOR plus 1.90%), 7/25/36(1) (Cost $250,000)	250,000	248,392
TEMPORARY CASH INVESTMENTS — 5.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 5/15/23, valued at $550,984), in a joint trading account at 0.02%, dated 9/30/21, due 10/1/21 (Delivery value $540,008)		540,008
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $1,835,095), at 0.01%, dated 9/30/21, due 10/1/21 (Delivery value $1,799,000)		1,799,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	628,095	628,095
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,967,103)		2,967,103
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(9) — 3.6%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $2,187,995)	2,187,995	2,187,995
TOTAL INVESTMENT SECURITIES — 105.9% (Cost $63,024,039)		63,515,412
OTHER ASSETS AND LIABILITIES — (5.9)%		(3,556,326)
TOTAL NET ASSETS — 100.0%		$59,959,086

14

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	59	December 2021	$12,983,227	$(14,750)
U.S. Treasury 5-Year Notes	11	December 2021	1,350,164	(10,146)
			$14,333,391	$(24,896)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	10	December 2021	$1,316,094	$12,137
U.S. Treasury 10-Year Ultra Notes	22	December 2021	3,195,500	61,488
U.S. Treasury Long Bonds	6	December 2021	955,312	23,020
			$5,466,906	$96,645
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $40,846,931, which represented 68.1% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,336,625. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Perpetual maturity with no stated maturity date.
(5)The security's rate was paid in cash at the last payment date.
(6)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $82,077.
(7)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(8)The interest rate will be determined upon settlement of the bank loan obligation after period end.
(9)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,405,620, which includes securities collateral of $217,625.

See Notes to Financial Statements.
15

Statement of Assets and Liabilities

SEPTEMBER 30, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $60,836,044) — including $2,336,625 of securities on loan	$61,327,417
Investment made with cash collateral received for securities on loan, at value (cost of $2,187,995)	2,187,995
Total investment securities, at value (cost of $63,024,039)	63,515,412
Receivable for investments sold	944,395
Receivable for capital shares sold	905,845
Interest and dividends receivable	526,501
Securities lending receivable	$586
65,892,739

Liabilities
Payable for collateral received for securities on loan	2,187,995
Payable for investments purchased	3,680,345
Payable for capital shares redeemed	22,625
Payable for variation margin on futures contracts	2,754
Accrued management fees	33,927
Distribution and service fees payable	1,283
Dividends payable	4,724
5,933,653

Net Assets	$59,959,086

Net Assets Consist of:
Capital paid in	$57,917,890
Distributable earnings	2,041,196
$59,959,086

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$45,849,948	4,358,514	$10.52
I Class	$4,641,314	441,485	$10.51
Y Class	$14,610	1,389	$10.52
A Class	$4,171,037	396,520	$10.52*
C Class	$363,460	34,569	$10.51
R Class	$310,626	29,518	$10.52
R5 Class	$296,668	28,207	$10.52
R6 Class	$4,311,423	409,917	$10.52
*Maximum offering price $11.02 (net asset value divided by 0.955).

See Notes to Financial Statements.
16

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $423)	$1,024,533
Dividends (including $16,544 from affiliated funds)	41,629
Securities lending, net	2,692
1,068,854

Expenses:
Management fees	189,851
Distribution and service fees:
A Class	5,081
C Class	1,471
R Class	751
Trustees' fees and expenses	1,738
Other expenses	1,662
200,554
Fees waived(1)	(3,001)
197,553

Net investment income (loss)	871,301

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $116,471 from affiliated funds)	872,127
Forward foreign currency exchange contract transactions	208
Futures contract transactions	(174,989)
Swap agreement transactions	(30,807)
666,539

Change in net unrealized appreciation (depreciation) on:
Investments (including $(100,317) from affiliated funds)	(133,515)
Forward foreign currency exchange contracts	208
Futures contracts	93,195
(40,112)

Net realized and unrealized gain (loss)	626,427

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,497,728
(1)Amount consists of $2,320, $264, $237, $14, $18, $3 and $145 for Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.
17

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED) AND YEAR ENDED MARCH 31, 2021
Increase (Decrease) in Net Assets	September 30, 2021	March 31, 2021
Operations
Net investment income (loss)	$871,301	$1,159,566
Net realized gain (loss)	666,539	1,722,017
Change in net unrealized appreciation (depreciation)	(40,112)	2,156,512
Net increase (decrease) in net assets resulting from operations	1,497,728	5,038,095

Distributions to Shareholders
From earnings:
Investor Class	(705,646)	(1,187,688)
I Class	(79,697)	(175,901)
Y Class	(114)	(247)
A Class	(64,998)	(95,851)
C Class	(3,580)	(5,921)
R Class	(4,423)	(8,700)
R5 Class	(950)	(2,687)
R6 Class	(51,187)	(104,753)
Decrease in net assets from distributions	(910,595)	(1,581,748)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	8,599,035	19,417,338

Net increase (decrease) in net assets	9,186,168	22,873,685

Net Assets
Beginning of period	50,772,918	27,899,233
End of period	$59,959,086	$50,772,918

See Notes to Financial Statements.

18

Notes to Financial Statements

SEPTEMBER 30, 2021 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Strategic Income Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek income. As a secondary objective, the fund seeks long-term capital appreciation.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.
2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.
Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

19

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. For convertible bonds, the premiums attributable only to the debt instrument are amortized. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Securities lending income is net of fees and rebates earned by the lending agent for its services.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
20

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).
Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

21

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2021.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$971,616	—	—	—	$971,616
Preferred Stocks	532,691	—	—	—	532,691
Sovereign Governments and Agencies	683,688	—	—	—	683,688
Total Borrowings	$2,187,995	—	—	—	$2,187,995
Gross amount of recognized liabilities for securities lending transactions					$2,187,995
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the affiliated funds.
Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The investment advisor will waive the portion of the fund’s management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocation to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Trustees.

The annual management fee and the effective annual management fee after waiver for each class for the period ended September 30, 2021 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Investor Class	0.74%	0.73%
I Class	0.64%	0.63%
Y Class	0.54%	0.53%
A Class	0.74%	0.73%
C Class	0.74%	0.73%
R Class	0.74%	0.73%
R5 Class	0.54%	0.53%
R6 Class	0.49%	0.48%

22

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2021 are detailed in the Statement of Operations.
Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2021 totaled $58,882,521, of which $6,724,639 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2021 totaled $51,174,091, of which $8,732,018 represented U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2021		Year ended March 31, 2021
	Shares	Amount	Shares	Amount
Investor Class
Sold	1,084,874	$11,411,731	2,423,260	$24,985,754
Issued in reinvestment of distributions	64,451	678,580	111,414	1,148,823
Redeemed	(300,904)	(3,166,016)	(1,269,313)	(13,076,692)
	848,421	8,924,295	1,265,361	13,057,885
I Class
Sold	65,554	689,871	461,584	4,792,118
Issued in reinvestment of distributions	7,579	79,697	17,085	175,901
Redeemed	(370,860)	(3,872,731)	(57,996)	(601,955)
	(297,727)	(3,103,163)	420,673	4,366,064
Y Class
Sold	788	8,284	—	—
Issued in reinvestment of distributions	11	114	24	247
	799	8,398	24	247
A Class
Sold	40,123	421,575	188,932	1,961,369
Issued in reinvestment of distributions	6,167	64,903	9,291	95,851
Redeemed	(14,526)	(152,777)	(23,315)	(242,780)
	31,764	333,701	174,908	1,814,440
C Class
Sold	18,280	191,786	8,165	83,621
Issued in reinvestment of distributions	340	3,580	574	5,895
Redeemed	(972)	(10,154)	(13,603)	(140,370)
	17,648	185,212	(4,864)	(50,854)
R Class
Sold	12,652	132,895	11,027	112,060
Issued in reinvestment of distributions	415	4,365	839	8,646
Redeemed	(10,686)	(112,150)	(4,181)	(43,370)
	2,381	25,110	7,685	77,336
R5 Class
Sold	23,612	248,158	3,887	40,369
Issued in reinvestment of distributions	90	950	264	2,687
Redeemed	—	—	(10,120)	(103,443)
	23,702	249,108	(5,969)	(60,387)
R6 Class
Sold	218,622	2,299,380	250,784	2,597,235
Issued in reinvestment of distributions	4,863	51,187	10,143	104,414
Redeemed	(35,693)	(374,193)	(239,304)	(2,489,042)
	187,792	1,976,374	21,623	212,607
Net increase (decrease)	814,780	$8,599,035	1,879,441	$19,417,338
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6. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended September 30, 2021 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Emerging Markets Debt Fund R6 Class	$1,702	$11	$1,613	$(100)	—	—	$116	$17
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

7. Investments in Affiliated Funds
The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets.

8. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$33,568,529	—
Collateralized Loan Obligations	—	7,181,261	—
Collateralized Mortgage Obligations	—	5,506,055	—
Preferred Stocks	—	5,503,967	—
Asset-Backed Securities	—	3,163,186	—
Sovereign Governments and Agencies	—	1,707,433	—
U.S. Treasury Securities	—	818,468	—
Bank Loan Obligations	—	375,340	—
Convertible Bonds	—	287,683	—
Commercial Mortgage-Backed Securities	—	248,392	—
Temporary Cash Investments	$628,095	2,339,008	—
Temporary Cash Investments - Securities Lending Collateral	2,187,995	—	—
	$2,816,090	$60,699,322	—
Other Financial Instruments
Futures Contracts	$96,645	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$24,896	—	—

9. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $2,180,000.

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Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $23,588.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $14,559,125 futures contracts purchased and $3,779,023 futures contracts sold.

Value of Derivative Instruments as of September 30, 2021

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$2,754
*Included in the unrealized appreciation (depreciation) on futures contracts, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2021

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(30,807)	Change in net unrealized appreciation (depreciation) on swap agreements	$—
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	208	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$208
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(174,989)	Change in net unrealized appreciation (depreciation) on futures contracts	93,195
		$(205,588)		$93,403

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10. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. However, LIBOR is expected to be phased out and the transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.
There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.
The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.
The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.
11. Federal Tax Information
The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$63,028,860
Gross tax appreciation of investments	$764,865
Gross tax depreciation of investments	(278,313)
Net tax appreciation (depreciation) of investments	$486,552

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$10.39	0.17	0.14	0.31	(0.18)	—	(0.18)	$10.52	3.01%	0.74%(4)	0.75%(4)	3.30%(4)	3.29%(4)	98%	$45,850
2021	$9.28	0.31	1.20	1.51	(0.32)	(0.08)	(0.40)	$10.39	16.47%	0.72%	0.75%	3.02%	2.99%	193%	$36,484
2020	$9.73	0.27	(0.45)	(0.18)	(0.27)	—	(0.27)	$9.28	(2.01)%	0.71%	0.75%	2.70%	2.66%	88%	$20,836
2019	$9.74	0.34	0.03	0.37	(0.38)	—	(0.38)	$9.73	3.88%	0.70%	0.76%	3.55%	3.49%	60%	$15,718
2018	$9.78	0.32	(0.04)	0.28	(0.32)	—	(0.32)	$9.74	2.86%	0.69%	0.76%	3.27%	3.20%	64%	$12,228
2017	$9.45	0.33	0.33	0.66	(0.33)	—	(0.33)	$9.78	7.06%	0.65%	0.76%	3.39%	3.28%	40%	$7,791
I Class
2021(3)	$10.39	0.18	0.13	0.31	(0.19)	—	(0.19)	$10.51	2.97%	0.64%(4)	0.65%(4)	3.40%(4)	3.39%(4)	98%	$4,641
2021	$9.28	0.32	1.20	1.52	(0.33)	(0.08)	(0.41)	$10.39	16.59%	0.62%	0.65%	3.12%	3.09%	193%	$7,679
2020	$9.73	0.28	(0.45)	(0.17)	(0.28)	—	(0.28)	$9.28	(1.91)%	0.61%	0.65%	2.80%	2.76%	88%	$2,955
2019	$9.73	0.35	0.03	0.38	(0.38)	—	(0.38)	$9.73	4.09%	0.60%	0.66%	3.65%	3.59%	60%	$1,345
2018(5)	$9.79	0.33	(0.07)	0.26	(0.32)	—	(0.32)	$9.73	2.64%	0.59%(4)	0.66%(4)	3.37%(4)	3.30%(4)	64%(6)	$687

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2021(3)	$10.39	0.18	0.14	0.32	(0.19)	—	(0.19)	$10.52	3.11%	0.54%(4)	0.55%(4)	3.50%(4)	3.49%(4)	98%	$15
2021	$9.28	0.33	1.20	1.53	(0.34)	(0.08)	(0.42)	$10.39	16.71%	0.52%	0.55%	3.22%	3.19%	193%	$6
2020	$9.73	0.30	(0.46)	(0.16)	(0.29)	—	(0.29)	$9.28	(1.78)%	0.51%	0.55%	2.90%	2.86%	88%	$5
2019	$9.73	0.36	0.03	0.39	(0.39)	—	(0.39)	$9.73	4.18%	0.50%	0.56%	3.75%	3.69%	60%	$5
2018(5)	$9.79	0.33	(0.06)	0.27	(0.33)	—	(0.33)	$9.73	2.73%	0.49%(4)	0.56%(4)	3.46%(4)	3.39%(4)	64%(6)	$5
A Class
2021(3)	$10.39	0.16	0.14	0.30	(0.17)	—	(0.17)	$10.52	2.89%	0.99%(4)	1.00%(4)	3.05%(4)	3.04%(4)	98%	$4,171
2021	$9.28	0.28	1.21	1.49	(0.30)	(0.08)	(0.38)	$10.39	16.18%	0.97%	1.00%	2.77%	2.74%	193%	$3,791
2020	$9.73	0.24	(0.45)	(0.21)	(0.24)	—	(0.24)	$9.28	(2.26)%	0.96%	1.00%	2.45%	2.41%	88%	$1,762
2019	$9.74	0.32	0.02	0.34	(0.35)	—	(0.35)	$9.73	3.62%	0.95%	1.01%	3.30%	3.24%	60%	$1,325
2018	$9.77	0.29	(0.03)	0.26	(0.29)	—	(0.29)	$9.74	2.71%	0.94%	1.01%	3.02%	2.95%	64%	$662
2017	$9.45	0.30	0.32	0.62	(0.30)	—	(0.30)	$9.77	6.68%	0.90%	1.01%	3.14%	3.03%	40%	$992

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2021(3)	$10.39	0.12	0.13	0.25	(0.13)	—	(0.13)	$10.51	2.40%	1.74%(4)	1.75%(4)	2.30%(4)	2.29%(4)	98%	$363
2021	$9.28	0.20	1.21	1.41	(0.22)	(0.08)	(0.30)	$10.39	15.32%	1.72%	1.75%	2.02%	1.99%	193%	$176
2020	$9.73	0.17	(0.45)	(0.28)	(0.17)	—	(0.17)	$9.28	(2.99)%	1.71%	1.75%	1.70%	1.66%	88%	$202
2019	$9.74	0.24	0.03	0.27	(0.28)	—	(0.28)	$9.73	2.85%	1.70%	1.76%	2.55%	2.49%	60%	$182
2018	$9.77	0.22	(0.03)	0.19	(0.22)	—	(0.22)	$9.74	1.94%	1.69%	1.76%	2.27%	2.20%	64%	$1,194
2017	$9.45	0.23	0.32	0.55	(0.23)	—	(0.23)	$9.77	5.89%	1.65%	1.76%	2.39%	2.28%	40%	$1,098
R Class
2021(3)	$10.40	0.15	0.13	0.28	(0.16)	—	(0.16)	$10.52	2.66%	1.24%(4)	1.25%(4)	2.80%(4)	2.79%(4)	98%	$311
2021	$9.28	0.26	1.21	1.47	(0.27)	(0.08)	(0.35)	$10.40	15.88%	1.22%	1.25%	2.52%	2.49%	193%	$282
2020	$9.73	0.22	(0.45)	(0.23)	(0.22)	—	(0.22)	$9.28	(2.39)%	1.21%	1.25%	2.20%	2.16%	88%	$181
2019	$9.74	0.29	0.03	0.32	(0.33)	—	(0.33)	$9.73	3.36%	1.20%	1.26%	3.05%	2.99%	60%	$112
2018	$9.78	0.27	(0.04)	0.23	(0.27)	—	(0.27)	$9.74	2.45%	1.19%	1.26%	2.77%	2.70%	64%	$825
2017	$9.45	0.28	0.33	0.61	(0.28)	—	(0.28)	$9.78	6.42%	1.15%	1.26%	2.89%	2.78%	40%	$772

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2021(3)	$10.39	0.19	0.13	0.32	(0.19)	—	(0.19)	$10.52	3.12%	0.54%(4)	0.55%(4)	3.50%(4)	3.49%(4)	98%	$297
2021	$9.28	0.31	1.22	1.53	(0.34)	(0.08)	(0.42)	$10.39	16.70%	0.52%	0.55%	3.22%	3.19%	193%	$47
2020	$9.73	0.29	(0.45)	(0.16)	(0.29)	—	(0.29)	$9.28	(1.82)%	0.51%	0.55%	2.90%	2.86%	88%	$97
2019	$9.74	0.35	0.03	0.38	(0.39)	—	(0.39)	$9.73	4.09%	0.50%	0.56%	3.75%	3.69%	60%	$99
2018	$9.77	0.34	(0.03)	0.31	(0.34)	—	(0.34)	$9.74	3.17%	0.49%	0.56%	3.47%	3.40%	64%	$733
2017	$9.45	0.35	0.32	0.67	(0.35)	—	(0.35)	$9.77	7.16%	0.45%	0.56%	3.59%	3.48%	40%	$711
R6 Class
2021(3)	$10.39	0.19	0.14	0.33	(0.20)	—	(0.20)	$10.52	3.14%	0.49%(4)	0.50%(4)	3.55%(4)	3.54%(4)	98%	$4,311
2021	$9.28	0.33	1.21	1.54	(0.35)	(0.08)	(0.43)	$10.39	16.76%	0.47%	0.50%	3.27%	3.24%	193%	$2,308
2020	$9.73	0.28	(0.44)	(0.16)	(0.29)	—	(0.29)	$9.28	(1.77)%	0.46%	0.50%	2.95%	2.91%	88%	$1,861
2019	$9.74	0.36	0.03	0.39	(0.40)	—	(0.40)	$9.73	4.14%	0.45%	0.51%	3.80%	3.74%	60%	$137
2018	$9.78	0.35	(0.05)	0.30	(0.34)	—	(0.34)	$9.74	3.22%	0.44%	0.51%	3.52%	3.45%	64%	$789
2017	$9.45	0.35	0.33	0.68	(0.35)	—	(0.35)	$9.78	7.21%	0.40%	0.51%	3.64%	3.53%	40%	$764

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2021 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through March 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 16, 2021, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary service levels and quality, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided and to be provided by the Advisor and its affiliates to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans, COVID-19 pandemic response, vendor management practices, and social justice initiatives;
•the Advisor’s business continuity plans and cyber security practices;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.
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In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the
35

one-, three-, and five-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was

36

below the median of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

37

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

38

Change in Independent Registered Public Accounting Firm

On June 16, 2021, the fund’s Audit and Compliance Committee and Board of Trustees approved a change to the fund’s independent registered public accountant. PricewaterhouseCoopers LLP resigned and Deloitte & Touche LLP was appointed as the independent registered public accounting firm for the fiscal year ending March 31, 2022.

During the fiscal years ended March 31, 2020 and March 31, 2021 and the subsequent interim period through June 16, 2021, there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to their satisfaction would have caused them to make reference to the subject matter of the disagreements in connection with their reports or reportable events, as such term is described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended. The audit reports of PricewaterhouseCoopers LLP on the financial statements of the fund for the fiscal years ended March 31, 2020 and March 31, 2021, did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.

During the fiscal years ended March 31, 2020 and March 31, 2021 and the subsequent interim period through June 16, 2021, neither the fund, nor anyone on its behalf, consulted with Deloitte & Touche LLP, on behalf of the fund, regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the fund’s financial statements, or any matter that was either the subject of a disagreement or a reportable event, as such terms are described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended.

The fund requested that PricewaterhouseCoopers LLP furnish it with a letter addressed to the Securities and Exchange Commission stating whether PricewaterhouseCoopers LLP agrees with the statements contained above. A copy of the letter from PricewaterhouseCoopers LLP to the Securities and Exchange Commission is filed as an exhibit hereto.
39

Notes

40

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90821 2111

Semiannual Report

September 30, 2021

U.S. Government Money Market Fund
Investor Class (TCRXX)
A Class (AGQXX)
C Class (AGHXX)
G Class (AGGXX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks, Bonds Advanced Amid Growing Concerns

Broad market sentiment was upbeat to start the period. Investors generally looked beyond pandemic-related challenges to improving growth and corporate earnings data. Ongoing support from leading central banks and governments helped maintain investor confidence in the financial markets and strengthen the overall global economic outlook.

However, a summer surge in COVID-19 cases arising from the delta variant triggered worries about the recovery’s sustainability. Most economic and corporate earnings data remained favorable, but the labor market was a notable exception. Despite record job openings, job growth remained weak, complicating reopening efforts for many businesses.

In this climate, U.S. Treasury yields generally declined through early August. From there, yields rose amid soaring inflation triggered by mounting supply chain disruptions and rising energy and housing prices. Congressional debate on the debt ceiling and the $3.5 trillion "human infrastructure" bill added to inflation worries. Year-over-year headline inflation reached 5.4% in September, matching a 13-year high.

Meanwhile, in September, the Federal Reserve hinted it may start scaling back its monetary support by year-end. This prompted a spike in Treasury yields and a sell-off among stocks. A credit crisis in China’s troubled property sector also weighed on stocks. Overall, though, strong performance in the first half of the reporting period led to positive six-month returns for most broad stock and bond indices.

Several Factors Shaping Market Dynamics

The return to pre-pandemic life is progressing, albeit somewhat cautiously due to COVID-19’s delta variant. As the economy and markets respond to this fluid backdrop, investors will face opportunities and ongoing challenges. Economic growth, inflation, the virus’s trajectory, supply chain normalization and fiscal and monetary policy likely will sway market dynamics.
We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2021
7-Day Current Yields	Investor Class	A Class	C Class	G Class
After waiver(1)	0.01%	0.01%	0.01%	0.07%
Before waiver	-0.38%	-0.63%	-1.13%	-0.38%
7-Day Effective Yields	Investor Class	A Class	C Class	G Class
After waiver(1)	0.01%	0.01%	0.01%	0.07%
(1)Yields would have been lower if a portion of the fees had not been waived.

Portfolio at a Glance
Weighted Average Maturity	38 days
Weighted Average Life	61 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	63%
31-90 days	23%
91-180 days	5%
More than 180 days	9%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2021 to September 30, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period(1) 4/1/21 - 9/30/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,000.10	$0.40	0.08%
A Class	$1,000	$1,000.10	$0.40	0.08%
C Class	$1,000	$1,000.00	$0.40	0.08%
G Class	$1,000	$1,000.40	$0.00	0.00%(2)
Hypothetical
Investor Class	$1,000	$1,024.67	$0.41	0.08%
A Class	$1,000	$1,024.67	$0.41	0.08%
C Class	$1,000	$1,024.67	$0.41	0.08%
G Class	$1,000	$1,025.07	$0.00	0.00%(2)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Other expenses, which include trustees' fees and expenses, did not exceed 0.005%.
5

Schedule of Investments

SEPTEMBER 30, 2021 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY SECURITIES(1) — 34.9%
U.S. Treasury Bills, 0.04%, 10/21/21	$20,500,000	$20,499,508
U.S. Treasury Bills, 0.06%, 10/26/21	29,025,000	29,023,806
U.S. Treasury Bills, 0.04%, 10/28/21	15,000,000	14,999,606
U.S. Treasury Bills, 0.07%, 11/2/21	90,000,000	89,994,747
U.S. Treasury Bills, 0.04%, 12/30/21	19,800,000	19,797,847
U.S. Treasury Cash Management Bills, 0.06%, 11/1/21	54,800,000	54,797,153
U.S. Treasury Notes, 1.25%, 10/31/21	3,100,000	3,102,922
U.S. Treasury Notes, 1.50%, 10/31/21	50,000,000	50,057,922
U.S. Treasury Notes, 2.875%, 11/15/21	20,000,000	20,068,411
U.S. Treasury Notes, 1.75%, 3/31/22	28,000,000	28,233,812
U.S. Treasury Notes, 1.875%, 3/31/22	1,400,000	1,412,604
U.S. Treasury Notes, 1.875%, 4/30/22	1,900,000	1,919,678
TOTAL U.S. TREASURY SECURITIES		333,908,016
MUNICIPAL SECURITIES — 31.7%
Alachua County Housing Finance Authority Rev., (Brookside Partners Ltd.), VRDN, 0.08%, 10/7/21 (LOC: FNMA)(LIQ FAC: FNMA)	5,630,000	5,630,000
Brevard County Housing Finance Authority Rev., Series 2004 A, (Wickham Club Apartments), VRDN, 0.08%, 10/7/21 (LOC: FNMA)(LIQ FAC: FNMA)	5,195,000	5,195,000
California Statewide Communities Development Authority Rev., (Brea Imperial Park LP), VRDN, 0.06%, 10/7/21 (LOC: FHLMC)	10,620,000	10,620,000
California Statewide Communities Development Authority Rev., (Creekside at Meadow Park LP), VRDN, 0.06%, 10/7/21 (LOC: FNMA)(LIQ FAC: FNMA)	1,100,000	1,100,000
California Statewide Communities Development Authority Rev., (David Avenue SJC LP), VRDN, 0.06%, 10/7/21 (LOC: FHLMC)(LIQ FAC: FHLMC)	5,300,000	5,300,000
California Statewide Communities Development Authority Rev., (Fairway Family Community LP), VRDN, 0.06%, 10/7/21 (LOC: FNMA)(LIQ FAC: FNMA)	1,425,000	1,425,000
California Statewide Communities Development Authority Rev., (Southside Brookshore Associates LP), VRDN, 0.08%, 10/7/21 (LOC: East West Bank and FHLB)	10,290,000	10,290,000
Clay County Housing Finance Authority Rev., (Nassau Club Partners Ltd.), VRDN, 0.08%, 10/7/21 (LOC: FNMA)(LIQ FAC: FNMA)	7,405,000	7,405,000
Collier County Housing Finance Authority Rev., (Sawgrass Pines LLC), VRDN, 0.08%, 10/7/21 (LOC: FNMA)(LIQ FAC: FNMA)	5,600,000	5,600,000
Harris County Housing Finance Corp. Rev., (Louetta Village Apartments LP), VRDN, 0.06%, 10/7/21 (LOC: FNMA)(LIQ FAC: FNMA)	5,280,000	5,280,000
Hillsborough County Housing Finance Authority Rev., (Hunters Run Partners Ltd.), VRDN, 0.08%, 10/7/21 (LOC: FNMA)(LIQ FAC: FNMA)	6,230,000	6,230,000
Hillsborough County Housing Finance Authority Rev., (RPK Associates Ltd.), VRDN, 0.08%, 10/7/21 (LOC: FNMA)(LIQ FAC: FNMA)	7,375,000	7,375,000
Illinois Housing Development Authority Rev., (Woodlawn Six LP), VRDN, 0.08%, 10/7/21 (LOC: FHLMC)	1,000,000	1,000,000
Jacksonville Housing Finance Authority Rev., (Brookwood Forest Partners Ltd.), VRDN, 0.08%, 10/7/21 (LOC: FNMA)(LIQ FAC: FNMA)	7,070,000	7,070,000
Kentucky Housing Corp. Rev., (Overlook Terraces Ltd.), VRDN, 0.09%, 10/7/21 (LOC: FNMA)(LIQ FAC: FNMA)	9,550,000	9,550,000
6

	Principal Amount	Value
Louisiana Housing Corp. Rev., (Reserve at Jefferson Crossing LLC), VRDN, 0.08%, 10/7/21 (LOC: FHLMC)	$600,000	$600,000
Manatee County Housing Finance Authority Rev., (Village at Cortez Partners Ltd.), VRDN, 0.08%, 10/7/21 (LOC: FNMA)(LIQ FAC: FNMA)	8,600,000	8,600,000
Maryland Community Development Administration Rev., (Multi-Family Development), VRDN, 0.08%, 10/7/21 (LOC: FHLMC)(LIQ FAC: FHLMC)	4,975,000	4,975,000
Maryland Community Development Administration Rev., (New Shakespeare Park LP), VRDN, 0.08%, 10/7/21 (LOC: FHLMC)(LIQ FAC: FHLMC)	7,200,000	7,200,000
Mississippi Business Finance Corp. Rev., (Jackson Heart Realty LLC), VRDN, 0.08%, 10/7/21 (LOC: Trustmark National Bank and FHLB)	2,550,000	2,550,000
Nevada Housing Division Rev., (Cheyenne Apartments PPG LP), VRDN, 0.07%, 10/7/21 (LOC: FNMA)(LIQ FAC: FNMA)	100,000	100,000
Nevada Housing Division Rev., (Vista Creek Apartments LLC), VRDN, 0.09%, 10/7/21 (LOC: East West Bank and FHLB)	12,615,000	12,615,000
New York City Housing Development Corp. Rev., (2 Gold LLC), VRDN, 0.08%, 10/7/21 (LOC: FNMA)(LIQ FAC: FNMA)	1,955,000	1,955,000
New York City Housing Development Corp. Rev., (201 Pearl LLC), VRDN, 0.05%, 10/7/21 (LOC: FNMA)(LIQ FAC: FNMA)	2,460,000	2,460,000
New York City Housing Development Corp. Rev., (55th Clinton Associates LLC), VRDN, 0.06%, 10/7/21 (LOC: FNMA)	6,000,000	6,000,000
New York City Housing Development Corp. Rev., (89 Murray Street Associates LLC), VRDN, 0.06%, 10/7/21 (LOC: FNMA)	5,025,000	5,025,000
New York City Housing Development Corp. Rev., (Armony Place LLC), VRDN, 0.06%, 10/7/21 (LOC: FNMA)	32,000,000	32,000,000
New York City Housing Development Corp. Rev., (BCRE-90 West Street LLC), VRDN, 0.08%, 10/7/21 (LOC: FNMA)(LIQ FAC: FNMA)	5,500,000	5,500,000
New York City Housing Development Corp. Rev., (Related Broadway Development LLC), VRDN, 0.06%, 10/7/21 (LOC: FNMA)(LIQ FAC: FNMA)	2,500,000	2,500,000
New York City Housing Development Corp. Rev., Series 2004 A, (Nagle Courtyard Apartments), VRDN,, 0.08%, 10/7/21 (LOC: FNMA)(LIQ FAC: FNMA)	4,100,000	4,100,000
New York State Housing Finance Agency Rev., (20th and Seventh Associates LLC), VRDN, 0.07%, 10/7/21 (LOC: FNMA)(LIQ FAC: FNMA)	25,000,000	25,000,000
New York State Housing Finance Agency Rev., (23rd Chelsea Associates LLC), VRDN, 0.06%, 10/7/21 (LOC: FNMA)(LIQ FAC: FNMA)	6,000,000	6,000,000
New York State Housing Finance Agency Rev., (900 Eighth Avenue Condominium LLC), VRDN, 0.07%, 10/7/21 (LOC: FNMA)(LIQ FAC: FNMA)	22,600,000	22,600,000
New York State Housing Finance Agency Rev., (Chelsea Associates LLC), VRDN, 0.06%, 10/7/21 (LOC: FNMA)(LIQ FAC: FNMA)	10,000,000	10,000,000
New York State Housing Finance Agency Rev., (Clinton Green South LLC), VRDN, 0.08%, 10/7/21 (LOC: FHLMC)(LIQ FAC: FHLMC)	3,500,000	3,500,000
New York State Housing Finance Agency Rev., (FC Foley Square Associates LLC), VRDN, 0.08%, 10/7/21 (LOC: FNMA)(LIQ FAC: FNMA)	1,500,000	1,500,000
New York State Housing Finance Agency Rev., (Grace Towers Housing II LLC), VRDN, 0.06%, 10/7/21 (LOC: FHLMC)(LIQ FAC: FHLMC)	2,300,000	2,300,000
New York State Housing Finance Agency Rev., (Highland Falls Preservation LP), VRDN, 0.08%, 10/7/21 (LOC: FNMA)(LIQ FAC: FNMA)	2,500,000	2,500,000
New York State Housing Finance Agency Rev., (Tower 31 LLC), VRDN, 0.08%, 10/7/21 (LOC: FHLMC)(LIQ FAC: FHLMC)	500,000	500,000
7

	Principal Amount	Value
New York State Housing Finance Agency Rev., VRDN, 0.05%, 10/7/21 (LOC: FNMA)(LIQ FAC: FNMA)	$3,500,000	$3,500,000
Ohio Housing Finance Agency Rev., (Shiloh Springs LP), VRDN, 0.06%, 10/7/21 (LOC: FHLB)	8,270,000	8,270,000
Orange County Rev., (Ladera WNG II LLC), VRDN, 0.06%, 10/7/21 (LOC: FNMA)(LIQ FAC: FNMA)	1,000,000	1,000,000
Oregon State Facilities Authority Rev., (Quatama Housing LP), VRDN, 0.09%, 10/7/21 (LOC: FNMA)(LIQ FAC: FNMA)	4,340,000	4,340,000
Palm Beach County Housing Finance Authority Rev., (Bear Lakes Acquisition Ltd.), VRDN, 0.08%, 10/7/21 (LOC: FNMA)(LIQ FAC: FNMA)	8,610,000	8,610,000
Pierce County Economic Development Corp. Rev., (Sumner Leasing LLC), VRDN, 0.20%, 10/7/21 (LOC: FHLB and Homestreet Bank)	40,000	40,000
Polk County Housing Finance Authority Rev., (Cambridge Club Partners Ltd.), VRDN, 0.08%, 10/7/21 (LOC: FNMA)(LIQ FAC: FNMA)	6,000,000	6,000,000
Portland Rev., (Civic Redevelopment LP), VRDN, 0.08%, 10/7/21 (LOC: FHLMC)(LIQ FAC: FHLMC)	7,800,000	7,800,000
San Jose Rev., (Cinnabar Commons II LP), VRDN, 0.06%, 10/7/21 (LOC: FHLMC)(LIQ FAC: FHLMC)	800,000	800,000
Santa Cruz Redevelopment Agency Rev., (Santa Cruz Shaffer Road Investors LP), VRDN, 0.07%, 10/7/21 (LOC: FNMA)(LIQ FAC: FNMA)	100,000	100,000
Southeast Texas Housing Finance Corp. Rev., (HFI Wyndham Park Apartments LP), VRDN, 0.06%, 10/7/21 (LOC: FNMA)(LIQ FAC: FNMA)	2,500,000	2,500,000
St. Tammany Parish Economic & Industrial Development District Rev., (Diversified Foods and Seasonings LLC), VRDN, 0.14%, 10/7/21 (LOC: Fidelity Homestead Assistance and FHLB)	360,000	360,000
Texas Department of Housing & Community Affairs Rev., (Idlewilde Apartments LP), VRDN, 0.06%, 10/7/21 (LOC: FNMA)(LIQ FAC: FNMA)	1,000,000	1,000,000
TOTAL MUNICIPAL SECURITIES		303,470,000
CORPORATE BONDS — 18.6%
1450 Midvale Investors LLC, VRDN, 0.11%, 10/7/21 (LOC: FHLB)	9,855,000	9,855,000
1834 Bentley Investors LLC, VRDN, 0.11%, 10/7/21 (LOC: FHLB)	7,840,000	7,840,000
2140 Bentley Investors LLC, VRDN, 0.11%, 10/7/21 (LOC: FHLB)	4,225,000	4,225,000
500 Columbia Place LLC, VRDN, 0.11%, 10/7/21 (LOC: FHLB)	36,000,000	36,000,000
Anton Mountain View LLC, VRDN, 0.11%, 10/30/21 (LOC: FHLB)	32,555,000	32,555,000
CG-USA Simi Valley LP, VRDN, 0.11%, 10/7/21 (LOC: FHLB)	3,000,000	3,000,000
Doghouse Properties LLC, VRDN, 0.20%, 10/7/21 (LOC: FHLB)	870,000	870,000
EPR GO Zone Holdings LLC, VRDN, 0.13%, 10/7/21 (LOC: FHLB)	24,995,000	24,995,000
Fairfield North Texas Associates LP, VRDN, 0.11%, 10/12/21 (LOC: FHLB)	9,550,000	9,550,000
Gold River 659 LLC, VRDN, 0.11%, 10/7/21 (LOC: FHLB)	3,000,000	3,000,000
KDF Glenview LP, VRDN, 0.11%, 10/7/21 (LOC: FHLB)	3,950,000	3,950,000
Marvin J Base 2019 Irrevocable Trust, VRDN, 0.10%, 10/30/21 (LOC: FHLB)	2,985,000	2,985,000
New Village Green LLC, VRDN, 0.11%, 10/7/21 (LOC: FHLB)	6,000,000	6,000,000
Saddleback Valley Community Church, VRDN, 0.20%, 10/7/21 (LOC: FHLB)	6,370,000	6,370,000
Santa Monica Ocean Park Partners LP, VRDN, 0.11%, 10/7/21 (LOC: FHLB)	9,370,000	9,370,000
Sheryl P Werner Irrevocable Trust, VRDN, 0.10%, 10/7/21 (LOC: FHLB)	3,830,000	3,830,000
8

	Principal Amount	Value
Shil Park Irrevocable Life Insurance Trust (The), VRDN, 0.10%, 10/7/21 (LOC: FHLB)	$5,065,000	$5,065,000
Varenna Care Center LP, VRDN, 0.11%, 10/12/21 (LOC: FHLB)	8,765,000	8,765,000
TOTAL CORPORATE BONDS		178,225,000
U.S. GOVERNMENT AGENCY SECURITIES(1) — 13.9%
Adjustable-Rate U.S. Government Agency Securities — 5.8%
Federal Farm Credit Banks Funding Corp., VRN, 0.09%, (SOFR plus 0.04%), 7/11/22	10,000,000	9,999,803
Federal Farm Credit Banks Funding Corp., VRN, 0.20%, (SOFR plus 0.15%), 7/28/22	1,967,000	1,967,122
Federal Farm Credit Banks Funding Corp., VRN, 0.11%, (SOFR plus 0.06%), 10/21/22	900,000	900,192
Federal Farm Credit Banks Funding Corp., VRN, 0.11%, (SOFR plus 0.06%), 12/13/22	250,000	250,046
Federal Farm Credit Banks Funding Corp., VRN, 0.11%, (SOFR plus 0.06%), 1/20/23	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp., VRN, 0.11%, (SOFR plus 0.06%), 2/9/23	1,850,000	1,850,000
Federal Farm Credit Banks Funding Corp., VRN, 0.08%, (SOFR plus 0.03%), 8/28/23	10,000,000	10,000,000
Federal Home Loan Bank, VRN, 0.06%, (SOFR plus 0.01%), 8/19/22	5,000,000	5,000,000
Federal Home Loan Bank, VRN, 0.11%, (SOFR plus 0.06%), 12/8/22	9,000,000	9,000,000
Federal National Mortgage Association, VRN, 0.25%, (SOFR plus 0.20%), 6/15/22	15,000,000	15,000,000
		55,967,163
Fixed-Rate U.S. Government Agency Securities — 8.1%
Federal Farm Credit Banks Funding Corp., 0.06%, 4/6/22	25,000,000	24,998,079
Federal Farm Credit Banks Funding Corp., 0.375%, 4/8/22	2,300,000	2,303,840
Federal Farm Credit Banks Funding Corp., 1.875%, 6/14/22	10,000,000	10,126,840
Federal Farm Credit Discount Notes, 0.15%, 10/14/21	95,000	94,995
Federal Home Loan Bank, 0.07%, 2/11/22	22,000,000	21,998,464
Federal Home Loan Bank, 0.07%, 7/26/22	15,500,000	15,499,894
Federal Home Loan Mortgage Corp., MTN, 2.50%, 3/29/22	2,000,000	2,023,931
		77,046,043
TOTAL U.S. GOVERNMENT AGENCY SECURITIES		133,013,206
TOTAL INVESTMENT SECURITIES — 99.1%		948,616,222
OTHER ASSETS AND LIABILITIES — 0.9%		8,204,475
TOTAL NET ASSETS — 100.0%		$956,820,697

9

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
SOFR	-	Secured Overnight Financing Rate
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.
10

Statement of Assets and Liabilities

SEPTEMBER 30, 2021 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$948,616,222
Cash	32,767
Receivable for investments sold	120,000
Receivable for capital shares sold	7,967,362
Interest receivable	668,858
957,405,209

Liabilities
Payable for capital shares redeemed	522,488
Accrued management fees	62,024
584,512

Net Assets	$956,820,697

Net Assets Consist of:
Capital paid in	$956,872,933
Distributable earnings	(52,236)
$956,820,697

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$858,187,491	858,368,927	$1.00
A Class	$81,910,684	81,911,613	$1.00
C Class	$271,717	271,722	$1.00
G Class	$16,450,805	16,450,831	$1.00

See Notes to Financial Statements.
11

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$387,857

Expenses:
Management fees	1,858,484
Distribution and service fees:
A Class	103,410
C Class	832
Trustees' fees and expenses	25,907
1,988,633
Fees waived	(1,647,847)
340,786

Net investment income (loss)	47,071

Net realized gain (loss) on investment transactions	2,600

Net Increase (Decrease) in Net Assets Resulting from Operations	$49,671

See Notes to Financial Statements.
12

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED) AND YEAR ENDED MARCH 31, 2021
Increase (Decrease) in Net Assets	September 30, 2021	March 31, 2021
Operations
Net investment income (loss)	$47,071	$1,183,872
Net realized gain (loss)	2,600	(14,041)
Net increase (decrease) in net assets resulting from operations	49,671	1,169,831

Distributions to Shareholders
From earnings:
Investor Class	(36,398)	(141,202)
A Class	(4,136)	(9,909)
C Class	(11)	(30)
G Class	(6,526)	(1,032,731)
Decrease in net assets from distributions	(47,071)	(1,183,872)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 4)	270,655,862	(935,985,017)

Net increase (decrease) in net assets	270,658,462	(935,999,058)

Net Assets
Beginning of period	686,162,235	1,622,161,293
End of period	$956,820,697	$686,162,235

See Notes to Financial Statements.
13

Notes to Financial Statements

SEPTEMBER 30, 2021 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. U.S. Government Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek current income while maintaining liquidity and preserving capital.

The fund offers the Investor Class, A Class, C Class and G Class. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that the amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Treasury Roll Transactions — The fund purchases a security and at the same time makes a commitment to sell the same security at a future settlement date at a specified price. These types of transactions are known as treasury roll transactions. The difference between the purchase price and the sale price represents interest income reflective of an agreed upon rate between the fund and the counterparty.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.
14

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACC and its subsidiaries own 52% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees. In order to maintain a positive yield, ACIM may voluntarily waive a portion of the management fee on a daily basis. The fee waiver may be revised or terminated at any time by the investment advisor without notice. The total amount of the waiver for each class for the period ended September 30, 2021 was $1,355,312, $154,279, $412 and $33,602 for the Investor Class, A Class, C Class and G Class, respectively.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee before and after waiver for each class for the period ended September 30, 2021 are as follows:

			Effective Annual Management Fee
	Investment Category Fee Range	Complex Fee Range	Before Waiver	After Waiver
Investor Class	0.1170% to 0.2300%	0.2500% to 0.3100%	0.45%	0.08%
A Class			0.45%	0.08%
C Class			0.45%	0.08%
G Class			0.45%	0.00%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 0.75%, of which 0.25% is paid for individual shareholder services and 0.50% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2021 are detailed in the Statement of Operations.

In order to maintain a positive yield, all or a portion of the distribution and/or service fee may voluntarily be waived on a daily basis. The fee waiver may be revised or terminated at any time without notice. The total amount of the waiver for the period ended September 30, 2021 was $103,410 and $832 for the A Class and C Class, respectively. The effective annual distribution and service fee after waiver was 0.00% for the A Class and 0.00% for C Class.

15

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2021		Year ended March 31, 2021
	Shares	Amount	Shares	Amount
Investor Class
Sold	660,461,492	$660,461,492	933,753,869	$933,753,869
Issued in reinvestment of distributions	36,060	36,060	139,908	139,908
Redeemed	(386,268,558)	(386,268,558)	(1,195,477,841)	(1,195,477,841)
	274,228,994	274,228,994	(261,584,064)	(261,584,064)
A Class
Sold	14,862,863	14,862,863	71,557,904	71,557,904
Issued in reinvestment of distributions	4,136	4,136	9,887	9,887
Redeemed	(22,059,345)	(22,059,345)	(64,872,533)	(64,872,533)
	(7,192,346)	(7,192,346)	6,695,258	6,695,258
C Class
Sold	78,447	78,447	291,933	291,933
Issued in reinvestment of distributions	10	10	28	28
Redeemed	(3,053)	(3,053)	(491,184)	(491,184)
	75,404	75,404	(199,223)	(199,223)
G Class
Sold	4,257,633	4,257,633	635,033,830	635,033,830
Issued in reinvestment of distributions	6,526	6,526	1,031,787	1,031,787
Redeemed	(720,349)	(720,349)	(1,316,962,605)	(1,316,962,605)
	3,543,810	3,543,810	(680,896,988)	(680,896,988)
Net increase (decrease)	270,655,862	$270,655,862	(935,985,017)	$(935,985,017)

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

16

6. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2021, the fund had accumulated short-term capital losses of $(52,797) and accumulated long-term capital losses of $(2,039), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
17

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2021(2)	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.08%(4)	0.45%(4)	0.01%(4)	(0.36)%(4)	$858,187
2021	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.02%	0.16%	0.45%	0.02%	(0.27)%	$583,956
2020	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	1.56%	0.46%	0.46%	1.56%	1.56%	$845,564
2019	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	1.67%	0.46%	0.46%	1.65%	1.65%	$851,334
2018	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	0.64%	0.46%	0.46%	0.62%	0.62%	$826,798
2017	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.07%	0.44%	0.46%	0.07%	0.05%	$2,071,097
A Class
2021(2)	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.08%(4)	0.70%(4)	0.01%(4)	(0.61)%(4)	$81,911
2021	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.16%	0.70%	0.02%	(0.52)%	$89,103
2020	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	1.31%	0.71%	0.71%	1.31%	1.31%	$82,410
2019	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	1.41%	0.71%	0.71%	1.40%	1.40%	$67,516
2018	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	0.51%	0.57%	0.71%	0.51%	0.37%	$80,519
2017	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.07%	0.46%	0.71%	0.05%	(0.20)%	$93,967

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
C Class
2021(2)	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.00%	0.08%(4)	1.20%(4)	0.01%(4)	(1.11)%(4)	$272
2021	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.17%	1.20%	0.01%	(1.02)%	$196
2020	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	0.81%	1.20%	1.21%	0.82%	0.81%	$396
2019	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	0.91%	1.21%	1.21%	0.90%	0.90%	$77
2018	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.29%	0.74%	1.21%	0.34%	(0.13)%	$29
2017	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.07%	0.44%	1.21%	0.07%	(0.70)%	$61
G Class
2021(2)	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.04%	0.00%(4)(5)	0.45%(4)	0.09%(4)	(0.36)%(4)	$16,451
2021	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.17%	0.01%	0.45%	0.17%	(0.27)%	$12,907
2020	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	2.02%	0.01%	0.46%	2.01%	1.56%	$693,791
2019	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	2.13%	0.01%	0.46%	2.10%	1.65%	$864,364
2018(6)	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	0.81%	0.01%(4)	0.46%(4)	1.20%(4)	0.75%(4)	$971,546

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended September 30, 2021 (unaudited).
(3)Per-share amount was less than $0.005.
(4)Annualized.
(5)Ratio was less than 0.005%.
(6)July 28, 2017 (commencement of sale) through March 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 16, 2021, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary service levels and quality, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided and to be provided by the Advisor and its affiliates to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans, COVID-19 pandemic response, vendor management practices, and social justice initiatives;
•the Advisor’s business continuity plans and cyber security practices;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.
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In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above the median of its peer
22

group for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. Given the broad proliferation of fee waivers to support positive money market fund yields and the wide variance of expenses waived, the Board recognized that net fee comparisons may not be a reliable analysis of fund expenses. With that in
23

mind, the Board reviewed peer data both on a gross basis and net of applicable waivers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

24

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Portfolio Holdings Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) each month on Form N-MFP. The fund’s Form N-MFP reports are available on its website at americancentury.com and on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent first and third quarters of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

25

Change in Independent Registered Public Accounting Firm

On June 16, 2021, the fund’s Audit and Compliance Committee and Board of Trustees approved a change to the fund’s independent registered public accountant. PricewaterhouseCoopers LLP resigned and Deloitte & Touche LLP was appointed as the independent registered public accounting firm for the fiscal year ending March 31, 2022.

During the fiscal years ended March 31, 2020 and March 31, 2021 and the subsequent interim period through June 16, 2021, there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to their satisfaction would have caused them to make reference to the subject matter of the disagreements in connection with their reports or reportable events, as such term is described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended. The audit reports of PricewaterhouseCoopers LLP on the financial statements of the fund for the fiscal years ended March 31, 2020 and March 31, 2021, did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.

During the fiscal years ended March 31, 2020 and March 31, 2021 and the subsequent interim period through June 16, 2021, neither the fund, nor anyone on its behalf, consulted with Deloitte & Touche LLP, on behalf of the fund, regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the fund’s financial statements, or any matter that was either the subject of a disagreement or a reportable event, as such terms are described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended.

The fund requested that PricewaterhouseCoopers LLP furnish it with a letter addressed to the Securities and Exchange Commission stating whether PricewaterhouseCoopers LLP agrees with the statements contained above. A copy of the letter from PricewaterhouseCoopers LLP to the Securities and Exchange Commission is filed as an exhibit hereto.

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90817 2111

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4)(i) Change in Registrant’s Independent Public Accountant.

(a)(4)(ii) Letter from PricewaterhouseCoopers LLP.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Investment Trust

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	November 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	November 23, 2021

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	November 23, 2021